DoubleLine Total Return Bond Fund	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 5.6%
	Affirm, Inc.
17,375,000	Series 2025-X2-D	5.23	%(a)	10/15/2030	17,420,677
	Aligned Data Centers Issuer LLC
12,950,000	Series 2021-1A-A2	1.94	%(a)	08/15/2046	12,720,547
11,550,000	Series 2021-1A-B	2.48	%(a)	08/15/2046	11,345,935
	ALTDE Trust
15,528,123	Series 2025-1A-A	5.90	%(a)	08/15/2050	15,888,127
	American Credit Acceptance Receivables Trust
2,800,000	Series 2024-4-C	4.91	%(a)	08/12/2031	2,815,733
	Apollo Aviation Securitization Equity Trust
4,166,190	Series 2020-1A-A	3.35	%(a)	01/16/2040	4,126,873
6,070,066	Series 2024-1A-A1	6.26	%(a)	05/16/2049	6,212,081
28,511,449	Series 2024-1A-B	6.90	%(a)	05/16/2049	29,047,549
49,546,298	Series 2024-2A-A	5.93	%(a)	09/16/2049	50,341,119
4,871,209	Series 2024-2A-B	6.61	%(a)	09/16/2049	4,924,417
20,279,740	Series 2025-1A-A	5.94	%(a)	02/16/2050	20,750,635
9,878,096	Series 2025-2A-A	5.52	%(a)	02/16/2050	10,052,859
	Avant Credit Card Master Trust
15,500,000	Series 2025-1A-B	5.08	%(a)	04/15/2031	15,512,124
13,500,000	Series 2025-1A-D	5.72	%(a)	04/15/2031	13,512,496
	Blue Stream Communications LLC
21,500,000	Series 2024-1A-A2	5.41	%(a)	11/20/2054	21,801,931
	Bridgecrest Lending Auto Securitization Trust
19,700,000	Series 2024-4-C	4.83%		08/15/2030	19,844,011
5,500,000	Series 2025-2-C	5.17%		03/17/2031	5,574,212
	CAI International, Inc.
9,591,888	Series 2020-1A-A	2.22	%(a)	09/25/2045	9,213,269
	Carbon Level Mitigation Trust
17,081,108	Series 2021-3-CERT	1.38	%(a)(b)	09/08/2051	10,169,596
26,084,782	Series 2022-3-CERT	0.23	%(a)	11/21/2052	14,542,840
	Carvana Auto Receivables Trust
10,770,000	Series 2024-P3-B	4.53%		11/11/2030	10,817,491
	Castlelake Aircraft Securitization Trust
825,273	Series 2017-1R-A	2.74	%(a)	08/15/2041	811,883
13,785,928	Series 2025-1A-A	5.78	%(a)	02/15/2050	14,018,290
	Cloud Capital Holdco LP
27,250,000	Series 2024-2A-A2	5.92	%(a)	11/22/2049	27,603,269
	Coinstar Funding LLC
11,707,425	Series 2017-1A-A2	5.22	%(a)	04/25/2047	13,393,294
	Cologix Data Centers US Issuer LLC
8,725,000	Series 2021-1A-A2	3.30	%(a)	12/26/2051	8,578,486
	Commonbond Student Loan Trust
964,093	Series 2016-A-A1	3.32	%(a)	05/25/2040	942,721
	Compass Datacenters LLC
10,680,000	Series 2024-1A-A1	5.25	%(a)	02/25/2049	10,743,101
16,250,000	Series 2025-1A-A3	5.85	%(a)	02/25/2050	16,429,699
	Container Leasing International LLC
3,524,721	Series 2020-1A-A	2.08	%(a)	09/18/2045	3,330,584
8,831,125	Series 2025-1A-A	5.35	%(a)	06/20/2050	8,977,020
5,507,583	Series 2025-1A-B	5.59	%(a)	06/20/2050	5,586,669
	Cyrusone Holdco LLC
18,200,000	Series 2023-1A-A2	4.30	%(a)	04/20/2048	17,957,844
7,650,000	Series 2025-1A-A2	5.91	%(a)	02/20/2050	7,769,749
	DataBank Issuer
39,300,000	Series 2021-1A-A2	2.06	%(a)	02/27/2051	39,124,443
31,000,000	Series 2021-2A-A2	2.40	%(a)	10/25/2051	30,382,672
3,350,000	Series 2021-2A-B	2.79	%(a)	10/25/2051	3,286,684

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	DataBank Issuer II LLC
31,250,000	Series 2025-1A-A2	5.18	%(a)	09/27/2055	30,842,272
5,045,000	Series 2025-1A-B	5.67	%(a)	09/27/2055	4,942,305
	DB Master Finance Parent LLC
27,600,000	Series 2021-1A-A23	2.79	%(a)	11/20/2051	24,644,548
	Diamond Issuer
6,000,000	Series 2021-1A-B	2.70	%(a)	11/20/2051	5,759,690
	DigitalBridge Group, Inc.
6,300,000	Series 2023-1A-B	5.75	%(a)	09/15/2048	6,294,625
	Diversified Energy Co. PLC
10,147,952	Series 2024-1A-A1	7.08	%(a)	05/30/2044	10,342,285
	Dividend Solar Loans LLC
11,633,599	Series 2019-1-A	3.67	%(a)	08/22/2039	10,859,570
	ECAF Ltd.
11,085,676	Series 2015-1A-A2	4.95	%(a)	06/15/2040	10,166,729
	EDI ABS Guarantor 1 LLC
2,610,000	Series 2025-1A-B	4.55	%(a)	07/25/2055	2,487,279
	FWEA
18,301,825	Series 2024-1-A-A	7.15	%(c)	08/25/2044	18,801,465
	GAIA Aviation Ltd.
7,515,764	Series 2019-1-A	3.97	%(a)(d)	12/15/2044	7,405,342
	Gilead Aviation LLC
15,499,078	Series 2025-1A-B	6.52	%(a)	03/15/2050	15,913,415
	Global Sea Containers Two SRL
14,003,424	Series 2020-1A-A	2.17	%(a)	10/17/2040	13,459,455
	GoodLeap Home Improvement Solutions Trust
13,335,832	Series 2024-1A-A	5.35	%(a)	10/20/2046	13,520,773
11,286,781	Series 2025-2A-A	5.32	%(a)	06/20/2049	11,418,304
	GreenSky LLC
10,000,000	Series 2024-2-A3	5.15	%(a)	10/27/2059	10,199,758
9,350,000	Series 2025-3A-A3	4.52	%(a)	12/27/2060	9,378,491
	Helios Issuer LLC
5,697,172	Series 2018-1A-A	4.87	%(a)	07/20/2048	5,514,229
4,802,688	Series 2019-AA-A	3.75	%(a)	06/20/2046	4,495,120
13,700,149	Series 2020-2A-A	2.73	%(a)	11/01/2055	11,815,494
5,498,833	Series 2021-C-B	2.33	%(a)	10/20/2048	3,731,812
	HERO Funding Trust
1,386,890	Series 2016-3A-A2	3.91	%(a)	09/20/2042	1,334,727
3,840,564	Series 2016-4A-A2	4.29	%(a)	09/20/2047	3,730,023
	Horizon Aircraft Finance Ltd.
4,953,582	Series 2019-1-A	3.72	%(a)	07/15/2039	4,895,184
23,859,375	Series 2024-1-A	5.38	%(a)	09/15/2049	23,985,233
	ITE Rail Fund Levered LP
11,085,438	Series 2024-1A-A	4.99	%(a)	09/28/2054	11,112,708
	Jack in the Box, Inc.
36,195,000	Series 2019-1A-A23	4.97	%(a)	08/25/2049	34,673,775
	Jersey Mike's Funding
4,519,500	Series 2019-1A-A2	4.43	%(a)	02/15/2050	4,522,253
13,895,000	Series 2024-1A-A2	5.64	%(a)	02/15/2055	14,195,707
	Jimmy Johns LLC
19,866,000	Series 2017-1A-A2II	4.85	%(a)	07/30/2047	19,866,584
	JOL Air Ltd.
6,219,466	Series 2019-1-A	3.97	%(a)	04/15/2044	6,211,543
	Labrador Aviation Finance Ltd.
29,580,237	Series 2016-1A-A1	4.30	%(a)	01/15/2042	29,743,727
	Landmark Infrastructure Partners LP
8,650,000	Series 2025-1A-A	5.52	%(a)	09/15/2055	8,740,661
	Loanpal Solar Loan Ltd.
1,186,842	Series 2021-1GS-B	2.84	%(a)	01/20/2048	827,560
	Luminace Issuer LLC
13,603,264	Series 2024-1-A	5.87	%(a)	10/30/2031	13,622,730
	Lunar Aircraft Ltd.
7,386,620	Series 2020-1A-A	3.38	%(a)	02/15/2045	7,293,578
	Lunar Structured Aircraft Portfolio Notes
867,239	Series 2021-1-B	3.43	%(a)	10/15/2046	828,748

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Mariner Finance Issuance Trust
35,000,000	Series 2024-BA-A	4.91	%(a)	11/20/2038	35,533,610
6,750,000	Series 2025-AA-C	5.69	%(a)	05/20/2038	6,862,000
	Marlette Funding Trust
5,084,905	Series 2024-1A-B	6.07	%(a)	07/17/2034	5,113,517
	Mosaic Solar Loans LLC
8,510,412	Series 2017-2A-A	3.82	%(a)	06/22/2043	8,060,708
5,318,355	Series 2018-1A-A	4.01	%(a)	06/22/2043	5,024,227
6,777,026	Series 2018-2GS-A	4.20	%(a)	02/22/2044	6,377,930
1,110,517	Series 2019-1A-A	4.37	%(a)	12/21/2043	1,052,165
	MP LLC
20,147,214	Series 2025-1A-A	5.55	%(a)	11/15/2065	20,193,818
	Navient Student Loan Trust
11,000,000	Series 2018-BA-B	4.13	%(a)	12/15/2059	10,827,359
10,321,163	Series 2025-C-A	4.80	%(a)	10/15/2055	10,352,505
	Navigator Aircraft ABS Ltd.
8,762,279	Series 2021-1-B	3.57	%(a)(d)	11/15/2046	8,417,729
29,219,473	Series 2025-1-B	5.89	%(a)	10/15/2050	29,246,501
	NBC Funding LLC
16,525,125	Series 2024-1A-A2	6.75	%(a)	07/30/2054	16,869,251
11,100,000	Series 2025-1A-A2	6.21	%(a)	07/30/2055	11,271,528
	Neighborly Issuer
14,086,250	Series 2021-1A-A2	3.58	%(a)	04/30/2051	13,535,106
	Pagaya AI Debt Selection Trust
1,347,682	Series 2024-1-A	6.66	%(a)	07/15/2031	1,351,194
2,112,846	Series 2024-8-B	5.46	%(a)	01/15/2032	2,121,122
8,649,666	Series 2025-5-B	5.44	%(a)	03/15/2033	8,691,286
	Pioneer Aircraft Finance Ltd.
20,494,332	Series 2019-1-A	3.97	%(a)	06/15/2044	20,385,343
	Planet Fitness SPV Guarantor LLC
4,500,000	Series 2025-1A-A2II	5.65	%(a)	12/06/2055	4,512,926
	Primrose Holdings, Inc.
5,760,563	Series 2025-1A-A2	6.46	%(a)	07/30/2055	5,953,342
	Project Silver
21,565,698	Series 2019-1-A	3.97	%(a)	07/15/2044	21,244,433
	Raptor Aircraft Finance
10,115,831	Series 2019-1-A	4.21	%(a)	08/23/2044	9,417,768
	Renew
5,500,538	Series 2017-2A-A	3.22	%(a)	09/22/2053	5,036,132
	Research-Driven Pagaya Motor Asset Trust
8,616,876	Series 2021-2A-A	2.65	%(a)	03/25/2030	8,532,375
	SEB Funding LLC
17,705,625	Series 2021-1A-A2	4.97	%(a)	01/30/2052	17,693,541
	ServiceMaster Funding LLC
3,901,677	Series 2020-1-A2II	3.34	%(a)	01/30/2051	3,494,095
	SFS Auto Receivables Securitization Trust
11,300,000	Series 2024-3A-A4	4.60	%(a)	11/20/2031	11,450,023
	Shenton Aircraft Investment Ltd.
13,878,427	Series 2015-1A-A	4.75	%(a)	10/15/2042	13,679,521
	Sierra Timeshare Conduit Receivables Funding LLC
618,485	Series 2021-2A-C	1.95	%(a)	09/20/2038	615,634
742,182	Series 2021-2A-D	3.23	%(a)	09/20/2038	739,335
	SLM Student Loan Trust
3,135,649	Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor)	4.27%		06/15/2039	3,024,973
2,353,994	Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor)	4.25%		12/15/2039	2,299,561
	SOFI Alternative Trust
714,272	Series 2021-1-PT2	9.72	%(a)(b)	05/25/2030	693,759
694,883	Series 2021-2-A	1.25	%(a)	08/15/2030	694,761
500,000	Series 2021-2-R1	0.00	%(a)(c)(e)	08/15/2030	2,521,842
2,286,978	Series 2021-3-A	1.50	%(a)	11/15/2030	2,280,463
950,000	Series 2021-3-R1	0.00	%(a)(c)(e)	11/15/2030	4,731,141
	SoFi Consumer Loan Program Trust
3,452,000	Series 2025-1-C	5.42	%(a)	02/27/2034	3,508,515
14,350,000	Series 2025-2-C	5.22	%(a)	06/25/2034	14,494,553
5,000,000	Series 2025-2-D	5.62	%(a)	06/25/2034	5,056,487
26,576,817	Series 2025-3-A	4.47	%(a)	08/15/2034	26,660,269

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	SoFi Professional Loan Program LLC
17,622,232	Series 2018-B-BFX	3.83	%(a)	08/25/2047	17,191,282
	Sprite/KY
7,956,087	Series 2021-1-A	3.75	%(a)	11/15/2046	7,817,086
	Stack Infrastructure Issuer LLC
17,050,000	Series 2025-1A-A2	5.00	%(a)	05/25/2050	16,872,082
	Start/Bermuda
7,186,337	Series 2018-1-A	4.09	%(a)	05/15/2043	7,188,608
	Stellantis Financial Underwritten Enhanced Lease Trust
10,610,000	Series 2025-CA-A2	4.06	%(a)	06/20/2028	10,628,364
8,925,000	Series 2025-CA-B	4.25	%(a)	12/20/2029	8,930,152
	Stonepeak ABS
1,584,530	Series 2021-1A-A	2.68	%(a)	02/28/2033	1,543,374
3,145,518	Series 2021-1A-B	3.82	%(a)	02/28/2033	3,085,696
	Subway Funding LLC
19,651,500	Series 2024-1A-A23	6.51	%(a)	07/30/2054	20,353,070
6,197,400	Series 2024-3A-A23	5.91	%(a)	07/30/2054	6,167,164
	Sunbird Engine Finance
16,555,771	Series 2020-1A-A	3.67	%(a)	02/15/2045	16,354,039
	Switch Ltd.
24,230,000	Series 2024-2A-A2	5.44	%(a)	06/25/2054	24,316,016
8,500,000	Series 2024-2A-B	6.20	%(a)	06/25/2054	8,570,349
3,775,000	Series 2025-1A-B	6.49	%(a)	03/25/2055	3,818,285
1,750,000	Series 2025-2A-B	6.24	%(a)	10/25/2055	1,755,815
	Taco Bell Corp.
7,417,875	Series 2021-1A-A23	2.54	%(a)	08/25/2051	6,529,176
	TAL Advantage LLC
8,975,000	Series 2020-1A-A	2.05	%(a)	09/20/2045	8,601,064
1,907,188	Series 2020-1A-B	3.29	%(a)	09/20/2045	1,836,677
	Tesla Sustainable Energy Trust
10,010,000	Series 2024-1A-A3	5.29	%(a)	06/20/2050	10,064,210
	Textainer Ltd.
5,152,453	Series 2020-1A-A	2.73	%(a)	08/21/2045	4,997,478
1,701,607	Series 2020-2A-B	3.34	%(a)	09/20/2045	1,627,969
	Upgrade Master Pass-Thru Trust
151,943	Series 2021-PT1-A	10.79	%(a)(b)	04/15/2027	149,730
228,463	Series 2021-PT3-A	15.69	%(a)(b)	07/15/2027	217,695
141,786	Series 2021-PT4-A	10.26	%(a)(b)	08/15/2027	129,391
353,688	Series 2021-PT5-A	19.54	%(a)(b)	10/15/2027	338,324
4,217,897	Series 2025-ST1-A	5.44	%(a)	04/15/2032	4,247,529
8,849,399	Series 2025-ST3-A	5.98	%(a)	06/15/2032	8,957,988
	Upstart Securitization Trust
244,743	Series 2021-3-C	3.28	%(a)	07/20/2031	244,307
5,377,874	Series 2024-1-A	5.33	%(a)	11/20/2034	5,400,716
17,394,000	Series 2025-2-B	5.62	%(a)	06/20/2035	17,552,557
16,900,000	Series 2025-4-A2	4.56	%(a)	11/20/2035	16,927,375
	Vantage Data Centers Holding LLC
32,425,000	Series 2020-2A-A2	1.99	%(a)	09/15/2045	30,890,853
	Vault DI Issuer LLC
17,000,000	Series 2021-1A-A2	2.80	%(a)	07/15/2046	16,764,672
	Vital Care Issuer LLC
14,000,000	Series 2025-1A-A2	6.74	%(a)	01/30/2056	14,160,300
	Vivant Solar Financing V Parent LLC
15,034,584	Series 2018-1A-A	4.73	%(a)	04/30/2048	14,532,340
	Walker Parent, Inc.
17,955,000	Series 2024-1A-A2	6.58	%(a)	11/20/2054	18,175,918
	Waterfall Commercial Mortgage Trust
1,560,348	Series 2015-SBC5-A	4.10	%(a)(b)	12/31/2026	1,545,936
	Wendy's SPV Guarantor LLC
18,477,806	Series 2019-1A-A2II	4.08	%(a)	06/15/2049	18,025,818
	Westlake Automobile Receivables Trust
15,000,000	Series 2024-3A-C	4.92	%(a)	11/15/2029	15,114,054
	Willis Lease Finance Corp.
37,065,545	Series 2020-A-A	3.23	%(a)	03/15/2045	35,942,904
5,460,000	Series 2025-B-A	5.16	%(a)	12/15/2050	5,485,438
	Wingstop, Inc.
10,342,500	Series 2020-1A-A2	2.84	%(a)	12/05/2050	10,030,858
	Total Asset Backed Obligations (Cost $1,764,893,568)				1,745,853,639

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
COLLATERALIZED LOAN OBLIGATIONS - 4.4%
	Allegro CLO Ltd.
5,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.06	%(a)	04/20/2038	5,000,427
30,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.37	%(a)	07/24/2037	30,108,000
	Anthelion CLO
34,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.82	%(a)	07/20/2036	34,119,507
	Apidos CLO
10,450,000	Series 2024-1A-A1R (3 mo. Term SOFR + 1.25%, 1.25% Floor)	5.38	%(a)	10/25/2038	10,481,210
15,000,000	Series 2024-48A-A1 (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.30	%(a)	07/25/2037	15,057,705
	Bain Capital Credit CLO
20,000,000	Series 2022-6A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.23	%(a)	01/22/2038	20,082,400
15,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.20	%(a)	01/21/2038	15,063,390
	Balboa Bay Loan Funding Ltd.
16,000,000	Series 2025-2A-A1 (3 mo. Term SOFR + 1.25%, 1.25% Floor)	4.98	%(a)	01/20/2039	16,000,000
	Battalion CLO Ltd.
1,000,000	Series 2021-19A-B (3 mo. Term SOFR + 1.86%, 1.60% Floor)	5.77	%(a)	04/15/2034	1,001,508
	Benefit Street Partners CLO Ltd.
14,500,000	Series 2015-6BR-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.06	%(a)	04/20/2038	14,501,537
	Birch Grove CLO
13,500,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.41%, 1.41% Floor)	5.29	%(a)	10/20/2037	13,550,652
	Blackstone, Inc.
15,000,000	Series 2023-1A-A1R (3 mo. Term SOFR + 1.21%, 1.21% Floor)	4.94	%(a)	01/20/2039	15,000,000
	BlueMountain CLO Ltd.
5,000,000	Series 2018-2A-B (3 mo. Term SOFR + 1.96%, 1.70% Floor)	5.81	%(a)	08/15/2031	5,009,066
	Bridge Street CLO Ltd.
166,500,000	Series 2020-1A-A1R (3 mo. Term SOFR + 1.55%, 1.55% Floor)	5.43	%(a)	07/20/2037	167,168,098
39,500,000	Series 2024-1A-A (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.48	%(a)	04/20/2037	39,661,199
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.10	%(a)	04/20/2038	10,020,508
	Canyon Capital CLO Ltd.
2,500,000	Series 2021-2A-B1 (3 mo. Term SOFR + 2.01%, 2.01% Floor)	5.92	%(a)	04/15/2034	2,505,150
	Capital Four US CLO Ltd.
16,500,000	Series 2021-1A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.36	%(a)	01/18/2035	16,519,640
18,000,000	Series 2022-1A-BR (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.53	%(a)	01/20/2037	18,044,050
	Carlyle Global Market Strategies
28,080,000	Series 2017-2A-AR2 (3 mo. Term SOFR + 1.49%, 1.49% Floor)	5.37	%(a)	07/20/2037	28,189,035
48,000,000	Series 2021-7A-A1R (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.10	%(a)	04/15/2038	48,025,181
	CarVal CLO
6,000,000	Series 2024-1A-B (3 mo. Term SOFR + 2.10%, 2.10% Floor)	5.98	%(a)	04/20/2037	6,019,601
	CBAM Ltd.
18,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.27	%(a)	01/20/2038	18,080,392
11,000,000	Series 2017-2A-BR (3 mo. Term SOFR + 2.11%, 1.85% Floor)	5.99	%(a)	07/17/2034	11,009,673
	Cedar Funding Ltd.
39,100,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.30	%(a)	07/20/2037	39,246,899
2,000,000	Series 2022-15A-B (3 mo. Term SOFR + 1.80%, 1.80% Floor)	5.68	%(a)	04/20/2035	2,005,373
	CIFC Funding Ltd.
11,500,000	Series 2022-3A-B (3 mo. Term SOFR + 2.00%, 2.00% Floor)	5.87	%(a)	04/21/2035	11,531,617
	Crown City CLO
10,000,000	Series 2020-1A-A1RR (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.53	%(a)	07/20/2038	10,039,280

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,750,000	Series 2021-1A-A2 (3 mo. Term SOFR + 1.98%, 1.72% Floor)	5.87	%(a)	07/20/2034	2,756,140
17,500,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.48	%(a)	04/20/2037	17,570,332
90,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.40	%(a)	07/15/2037	90,308,079
	Empower CLO Ltd.
20,500,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.27	%(a)	10/20/2037	20,586,621
9,000,000	Series 2023-3A-B (3 mo. Term SOFR + 2.55%, 2.55% Floor)	6.43	%(a)	01/20/2037	9,024,340
19,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.52%, 1.52% Floor)	5.42	%(a)	07/15/2037	19,070,990
	Franklin Park Place CLO LLC
22,632,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)	5.16	%(a)	04/14/2038	22,688,179
	Halcyon Loan Advisors Funding Ltd.
1,864,634	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.12	%(a)	04/30/2026	248,427
	Halsey Point CLO Ltd.
10,000,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.52%, 1.52% Floor)	5.40	%(a)	07/20/2037	10,037,721
	Harvest US CLO
20,000,000	Series 2023-1A-B (3 mo. Term SOFR + 2.60%, 2.60% Floor)	6.50	%(a)	01/15/2037	20,039,630
	Jackson Financial, Inc.
9,500,000	Series 2022-6RA-BR (3 mo. Term SOFR + 2.75%, 2.75% Floor)	6.63	%(a)	01/20/2037	9,518,571
	Jamestown CLO Ltd.
6,000,000	Series 2018-11A-A2 (3 mo. Term SOFR + 1.96%, 0.00% Floor)	5.87	%(a)	07/14/2031	6,004,708
	Katayma CLO Ltd.
25,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.53	%(a)	04/20/2037	25,099,240
	LCM LP
1,514,809	Series 17A-A2RR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.32	%(a)	10/15/2031	1,516,290
	Marble Point CLO
5,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.32	%(a)	07/20/2037	5,021,220
20,500,000	Series 2022-2A-A1RR (3 mo. Term SOFR + 1.19%, 1.19% Floor)	5.07	%(a)	10/20/2036	20,507,136
	Menlo CLO Ltd.
10,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.30	%(a)	01/20/2038	10,045,324
	Nassau Global Credit LLC
648,784	Series 2018-IA-A (3 mo. Term SOFR + 1.41%, 0.00% Floor)	5.32	%(a)	07/15/2031	649,094
	OCP CLO Ltd.
23,500,000	Series 2017-13A-AR2 (3 mo. Term SOFR + 1.34%, 1.34% Floor)	5.21	%(a)	11/26/2037	23,601,637
5,000,000	Series 2020-18A-A1R2 (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.25	%(a)	07/20/2037	5,021,010
	Octagon Credit Investors LLC
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.06	%(a)	01/22/2038	10,004,045
	Park Blue CLO Ltd.
7,400,000	Series 2023-4A-B (3 mo. Term SOFR + 2.70%, 2.70% Floor)	6.56	%(a)	01/25/2037	7,414,274
21,000,000	Series 2025-7A-A1 (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.08	%(a)	04/25/2038	21,042,871
	Peace Park CLO Ltd.
10,000,000	Series 2021-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)	5.13	%(a)	10/20/2038	10,029,047
	Rockford Tower CLO Ltd.
2,525,000	Series 2018-2A-B (3 mo. Term SOFR + 2.06%, 1.80% Floor)	5.95	%(a)	10/20/2031	2,528,684
15,000,000	Series 2022-3A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.32	%(a)	07/20/2037	15,056,565
10,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.61%, 1.61% Floor)	5.49	%(a)	04/20/2037	10,040,580
	RR Ltd./Cayman Islands
46,000,000	Series 2020-8A-A1A2 (3 mo. Term SOFR + 1.23%, 1.23% Floor)	4.98	%(a)	01/15/2039	46,110,952
	Sound Point CLO Ltd.
7,741,874	Series 2013-3RA-A (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.30	%(a)	04/18/2031	7,750,030
18,000,000	Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	6.07	%(a)	07/26/2031	18,053,611
10,615,018	Series 2018-3A-A1AR (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.16	%(a)	10/26/2031	10,628,149
25,250,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.44%, 1.18% Floor)	5.30	%(a)	10/25/2034	25,272,025
10,000,000	Series 2024-3A-A1 (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.49	%(a)	02/20/2037	10,035,611
20,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.54%, 1.54% Floor)	5.42	%(a)	07/20/2037	20,075,472
11,750,000	Series 2024-5A-A1 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.27	%(a)	10/20/2037	11,796,509
	Steele Creek CLO Ltd.
1,320,885	Series 2016-1A-AR (3 mo. Term SOFR + 1.38%, 1.12% Floor)	5.10	%(a)	06/15/2031	1,321,694

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Trestles CLO LLC
15,000,000	Series 2021-4A-AR1 (3 mo. Term SOFR + 1.28%, 1.28% Floor)	5.07	%(a)	10/30/2038	15,045,871
	Trestles LLC
25,000,000	Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.04	%(a)	04/25/2038	25,001,925
	Trimaran CAVU LLC
20,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.36	%(a)	01/18/2035	20,020,866
	Unity-Peace Park CLO Ltd.
15,000,000	Series 2022-1A-B (3 mo. Term SOFR + 2.00%, 2.00% Floor)	5.88	%(a)	04/20/2035	15,029,929
	Vibrant CLO X Ltd.
60,500,000	Series 2018-10RA-A1 (3 mo. Term SOFR + 1.70%, 1.70% Floor)	5.58	%(a)	04/20/2036	60,677,604
	Warwick Capital CLO Ltd.
18,500,000	Series 2024-3A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.53	%(a)	04/20/2037	18,573,510
10,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.28	%(a)	07/20/2037	10,043,280
	Wellesley Park CLO Ltd.
13,500,000	Series 2025-1A-A (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.11	%(a)	01/24/2039	13,514,275
	Total Collateralized Loan Obligations (Cost $1,344,379,081)				1,347,423,166
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 8.0%
	1211 Avenue of the Americas Trust
3,110,000	Series 2015-1211-A1A2	3.90	%(a)	08/10/2035	3,011,646
	1345 Trust
10,540,000	Series 2025-AOA-A (1 mo. Term SOFR + 1.60%, 1.60% Floor)	5.35	%(a)	06/15/2042	10,588,625
	280 Park Avenue Mortgage Trust
24,890,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	4.96	%(a)	09/15/2034	24,815,397
	ACREC Trust
2,626,622	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.00	%(a)	10/16/2036	2,629,911
16,090,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.04	%(a)	08/18/2042	16,110,032
	ACRES Commercial Realty Ltd.
25,570,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)	5.35	%(a)	08/18/2040	25,663,663
	Arbor Multifamily Mortgage Securities Trust
21,947,000	Series 2021-MF3-XB	0.49	%(a)(b)(f)	10/15/2054	572,624
	Arbor Realty Collateralized Loan Obligation Ltd.
9,396,000	Series 2025-BTR1-A (1 mo. Term SOFR + 1.93%, 1.93% Floor)	5.66	%(a)	01/20/2041	9,437,248
	Arbor Realty Trust, Inc.
123,584,955	Series 2020-MF1-XA	0.92	%(a)(b)(f)	05/15/2053	3,973,182
5,693,234	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.21	%(a)	11/15/2036	5,700,402
7,310,379	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.43	%(a)	01/15/2037	7,319,751
13,200,000	Series 2025-FL1-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.09	%(a)	01/20/2043	13,211,101
	ARDN Mortgage Trust
19,240,000	Series 2025-ARCP-A (1 mo. Term SOFR + 1.75%, 1.75% Floor)	5.50	%(a)	06/15/2035	19,302,578
	AREIT Ltd.
4,930,966	Series 2024-CRE9-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.44	%(a)	05/17/2041	4,937,840
	AREIT Trust
26,120,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.35	%(a)	12/17/2029	26,197,524
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
2,121,000	Series 2016-UB10-C	4.87	%(b)	07/15/2049	2,058,095
	BANK
3,554,000	Series 2017-BNK4-C	4.37	%(b)	05/15/2050	3,169,908
30,765,818	Series 2017-BNK4-XA	1.32	%(b)(f)	05/15/2050	374,685
4,916,000	Series 2017-BNK5-B	3.90	%(b)	06/15/2060	4,790,613
63,906,211	Series 2017-BNK5-XA	0.94	%(b)(f)	06/15/2060	704,547
138,660,248	Series 2018-BN10-XA	0.68	%(b)(f)	02/15/2061	1,610,719
31,334,000	Series 2018-BN10-XD	1.72	%(a)(b)(f)	02/15/2061	1,010,681
2,290,000	Series 2019-BN16-B	4.44	%(b)	02/15/2052	2,182,631
82,066,146	Series 2019-BN16-XA	0.93	%(b)(f)	02/15/2052	1,902,786
13,119,665	Series 2019-BN16-XD	1.81	%(a)(b)(f)	02/15/2052	650,238

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
11,541,000	Series 2019-BN17-XD	1.59	%(a)(b)(f)	04/15/2052	513,894
43,097,000	Series 2019-BN19-AS	3.45%		08/15/2061	39,750,841
17,013,666	Series 2019-BN19-XD	1.03	%(a)(b)(f)	08/15/2061	552,378
1,099,000	Series 2019-BN20-AS	3.24	%(b)	09/15/2062	994,810
5,000,000	Series 2019-BN21-C	3.52	%(b)	10/17/2052	4,351,805
18,082,333	Series 2019-BN22-XD	0.95	%(a)(b)(f)	11/15/2062	609,064
26,932,000	Series 2019-BN24-XD	1.02	%(a)(b)(f)	11/15/2062	974,998
4,270,000	Series 2020-BN27-A5	2.14%		04/15/2063	3,823,803
62,007,000	Series 2020-BN30-XB	0.72	%(b)(f)	12/15/2053	1,866,318
44,438,850	Series 2021-BN32-XA	0.76	%(b)(f)	04/15/2054	1,259,837
112,743,000	Series 2021-BN35-XB	0.60	%(b)(f)	06/15/2064	3,383,248
10,388,000	Series 2021-BN38-XD	0.72	%(a)(b)(f)	12/15/2064	383,339
7,663,000	Series 2022-BNK40-XD	0.89	%(a)(b)(f)	03/15/2064	358,151
120,011,823	Series 2025-BNK50-XA	0.34	%(b)(f)	05/15/2068	3,357,331
	BANK5 Trust
1,167,713	Series 2023-5YR4-A3	6.50%		12/15/2056	1,229,410
2,467,000	Series 2024-5YR10-AS	5.64%		10/15/2057	2,537,917
8,169,000	Series 2024-5YR10-B	6.14	%(b)	10/15/2057	8,415,179
1,667,000	Series 2024-5YR10-C	5.74	%(b)	10/15/2057	1,658,780
11,376,000	Series 2024-5YR6-A3	6.23%		05/15/2057	11,994,028
122,626,024	Series 2024-5YR6-XA	0.74	%(a)(b)(f)	05/15/2057	2,808,541
84,891,638	Series 2024-5YR8-XA	0.90	%(b)(f)	08/15/2057	2,383,859
9,640,000	Series 2025-5YR15-AS	5.76	%(b)	07/15/2058	10,003,064
4,104,000	Series 2025-5YR16-AS	5.75	%(b)	08/15/2063	4,252,897
3,535,000	Series 2025-5YR17-AS	5.63	%(b)	11/15/2058	3,648,878
16,121,000	Series 2025-5YR18-A3	5.15%		12/15/2058	16,585,393
	BBCMS Trust
45,454,000	Series 2018-CBM-A (1 mo. Term SOFR + 1.30%, 1.25% Floor)	5.05	%(a)	07/15/2037	44,448,098
9,807,000	Series 2018-CBM-E (1 mo. Term SOFR + 3.85%, 3.55% Floor)	7.60	%(a)	07/15/2037	7,146,189
11,799,000	Series 2020-C6-F5TB	3.69	%(a)(b)	02/15/2053	9,165,048
12,497,250	Series 2020-C6-F5TC	3.69	%(a)(b)	02/15/2053	9,301,306
88,053,021	Series 2020-C6-XA	1.02	%(b)(f)	02/15/2053	2,949,116
7,424,000	Series 2020-C6-XD	1.17	%(a)(b)(f)	02/15/2053	325,306
1,437,000	Series 2020-C7-AS	2.44%		04/15/2053	1,263,754
1,619,000	Series 2021-C11-ASB	2.11%		09/15/2054	1,535,598
34,040,000	Series 2021-C11-XB	0.95	%(b)(f)	09/15/2054	1,665,792
129,755,733	Series 2021-C9-XA	1.55	%(b)(f)	02/15/2054	8,012,624
68,467,000	Series 2021-C9-XB	0.98	%(b)(f)	02/15/2054	2,998,170
12,893,000	Series 2024-5C29-A3	5.21%		09/15/2057	13,259,513
129,972,510	Series 2024-5C31-XA	1.06	%(b)(f)	12/15/2057	4,815,429
7,263,000	Series 2025-5C37-A3	5.02%		09/15/2058	7,435,875
32,244,000	Series 2025-5C38-A3	5.15%		11/15/2058	33,198,503
5,591,000	Series 2025-5C38-AS	5.48%		11/15/2058	5,755,517
39,976,000	Series 2025-5C38-XA	1.46	%(b)(f)	11/15/2058	2,471,456
98,423,525	Series 2025-C32-XA	1.13	%(b)(f)	02/15/2062	8,090,660
	BDS Ltd.
6,000,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.31	%(a)	09/19/2039	6,020,022
	Benchmark Mortgage Trust
34,367,817	Series 2018-B7-XA	0.40	%(b)(f)	05/15/2053	305,640
26,653,186	Series 2018-B8-XA	0.61	%(b)(f)	01/15/2052	374,493
12,985,000	Series 2019-B10-XD	1.88	%(a)(b)(f)	03/15/2062	706,671
13,924,000	Series 2019-B11-XD	1.46	%(a)(b)(f)	05/15/2052	609,396
13,870,000	Series 2019-B12-XD	1.10	%(a)(b)(f)	08/15/2052	465,836
52,294,545	Series 2019-B14-A2	2.91%		12/15/2062	50,744,592
14,907,500	Series 2019-B14-XD	1.27	%(a)(b)(f)	12/15/2062	678,871
24,552,000	Series 2019-B15-XD	0.96	%(a)(b)(f)	12/15/2072	824,363
73,003,158	Series 2019-B9-XA	1.00	%(b)(f)	03/15/2052	1,811,873
72,467,802	Series 2020-B16-XA	0.91	%(b)(f)	02/15/2053	2,052,107
65,879,441	Series 2020-B17-XA	1.37	%(b)(f)	03/15/2053	2,614,261
12,580,000	Series 2020-B17-XD	1.38	%(a)(b)(f)	03/15/2053	621,048
73,860,505	Series 2020-B18-XA	1.73	%(b)(f)	07/15/2053	3,633,937

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
203,408,430	Series 2020-B19-XA	1.66	%(b)(f)	09/15/2053	9,412,054
69,710,651	Series 2020-B22-XA	1.49	%(b)(f)	01/15/2054	4,169,052
275,367,278	Series 2020-IG1-XA	0.51	%(b)(f)	09/15/2043	4,262,961
230,448,814	Series 2021-B24-XA	1.13	%(b)(f)	03/15/2054	9,236,849
117,928,189	Series 2021-B28-XA	1.24	%(b)(f)	08/15/2054	5,725,767
59,609,000	Series 2021-B28-XB	0.95	%(b)(f)	08/15/2054	2,859,956
66,420,000	Series 2021-B29-XB	0.70	%(b)(f)	09/15/2054	2,268,203
358,596,439	Series 2021-B30-XA	0.79	%(b)(f)	11/15/2054	13,209,115
15,995,000	Series 2021-B31-XD	1.14	%(a)(b)(f)	12/15/2054	967,642
13,067,000	Series 2022-B32-XD	1.52	%(a)(b)(f)	01/15/2055	929,876
10,959,500	Series 2022-B33-XD	1.61	%(a)(b)(f)	03/15/2055	887,690
7,270,000	Series 2022-B34-XD	1.82	%(a)(b)(f)	04/15/2055	700,842
1,909,000	Series 2023-V3-AS	7.10	%(b)	07/15/2056	2,016,174
37,520,000	Series 2024-V10-A3	5.28%		09/15/2057	38,647,716
9,000,000	Series 2024-V11-A3	5.91	%(b)	11/15/2057	9,465,622
168,342,233	Series 2024-V11-XA	0.56	%(b)(f)	11/15/2057	3,367,198
76,876,612	Series 2024-V12-XA	0.85	%(b)(f)	12/15/2057	2,417,177
11,735,000	Series 2024-V6-A3	5.93%		03/15/2057	12,267,830
6,966,000	Series 2024-V8-A2	5.71%		07/15/2057	7,256,839
2,279,000	Series 2024-V8-A3	6.19	%(b)	07/15/2057	2,408,148
135,926,642	Series 2024-V8-XA	0.79	%(a)(b)(f)	07/15/2057	3,290,050
21,999,000	Series 2024-V9-A3	5.60%		08/15/2057	22,873,979
13,933,678	Series 2025-B41-XA	1.00	%(b)(f)	07/15/2068	1,049,695
5,578,000	Series 2025-V15-AS	6.17%		06/15/2058	5,860,776
9,210,000	Series 2025-V16-A3	5.44	%(b)	08/15/2058	9,578,691
13,175,000	Series 2025-V16-AS	5.86	%(b)	08/15/2058	13,706,348
8,860,000	Series 2025-V17-A3	5.07%		09/15/2058	9,085,432
922,000	Series 2025-V17-AM	5.42	%(b)	09/15/2058	943,488
21,077,000	Series 2025-V18-A3	5.18%		10/15/2058	21,723,512
13,202,000	Series 2025-V18-AS	5.59%		10/15/2058	13,611,030
150,282,970	Series 2025-V18-XA	1.26	%(a)(b)(f)	10/15/2058	7,935,362
	BFLD Trust
4,860,000	Series 2025-EWEST-C (1 mo. Term SOFR + 2.10%, 2.10% Floor)	5.85	%(a)	06/15/2042	4,869,865
5,420,000	Series 2025-FPM-A	5.01	%(a)(b)	10/10/2040	5,487,881
	BMO Mortgage Trust
4,656,000	Series 2024-5C3-A3	5.74%		02/15/2057	4,825,707
17,591,000	Series 2024-5C4-A3	6.53	%(b)	05/15/2057	18,676,002
20,804,000	Series 2024-5C6-A3	5.32%		09/15/2057	21,409,565
20,482,000	Series 2024-5C7-AS	5.89	%(b)	11/15/2057	21,074,085
111,900,018	Series 2024-5C7-XA	0.93	%(a)(b)(f)	11/15/2057	3,585,109
113,568,093	Series 2024-5C8-XA	1.02	%(b)(f)	12/15/2057	4,198,056
1,608,000	Series 2025-5C10-AS	5.95	%(b)	05/15/2058	1,672,049
7,371,000	Series 2025-5C11-AS	5.94%		07/15/2058	7,677,034
2,944,000	Series 2025-5C12-AS	5.56%		10/15/2058	3,020,836
1,794,000	Series 2025-5C9-A3	5.78	%(b)	04/15/2058	1,879,390
154,092,222	Series 2025-C11-XA	1.10	%(b)(f)	02/15/2058	12,104,252
	Bombardier Capital Mortgage Securitization Corp.
4,386,000	Series 2025-5C6-AS	5.58	%(b)	10/15/2058	4,524,517
56,845,063	Series 2025-5C6-XA	1.37	%(b)(f)	10/15/2058	3,161,859
32,707,000	Series 2025-5C7-A3	5.20%		12/15/2058	33,674,627
9,203,000	Series 2025-5C7-AS	5.50%		12/15/2058	9,465,943
4,708,000	Series 2025-5C7-B	5.86	%(b)	12/15/2058	4,856,093
95,094,801	Series 2025-5C7-XA	1.44	%(b)(f)	12/15/2058	5,849,224
	BPR Trust
10,166,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	4.92	%(a)	09/15/2038	10,164,996
19,026,000	Series 2025-STAR-A	4.95	%(a)(b)	11/05/2042	19,161,016
	BSPRT Co.-Issuer LLC
15,000,000	Series 2023-FL10-C (1 mo. Term SOFR + 3.97%, 3.97% Floor)	7.72	%(a)	09/15/2035	15,069,120
	BSTN Commercial Mortgage Trust
16,680,000	Series 2025-HUB-A	4.90	%(a)(b)	04/13/2041	16,767,587
	BX Trust
53,165,000	Series 2019-OC11-E	3.94	%(a)(b)	12/09/2041	49,148,820

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
326,679,000	Series 2019-OC11-XB	0.18	%(a)(b)(f)	12/09/2041	2,601,802
3,884,093	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	4.59	%(a)	10/15/2036	3,882,458
2,746,474	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.11	%(a)	11/15/2036	2,745,664
3,302,701	Series 2021-RISE-D (1 mo. Term SOFR + 1.86%, 1.75% Floor)	5.61	%(a)	11/15/2036	3,302,440
12,240,000	Series 2021-VIEW-A (1 mo. Term SOFR + 1.39%, 1.28% Floor)	5.14	%(a)	06/15/2036	12,227,393
3,450,000	Series 2021-VIEW-F (1 mo. Term SOFR + 4.04%, 3.93% Floor)	7.79	%(a)	06/15/2036	3,443,825
2,396,714	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	4.55	%(a)	10/15/2038	2,396,580
3,633,000	Series 2021-XL2-C (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.06	%(a)	10/15/2038	3,631,704
2,555,000	Series 2021-XL2-D (1 mo. Term SOFR + 1.51%, 1.40% Floor)	5.26	%(a)	10/15/2038	2,554,410
3,514,700	Series 2021-XL2-E (1 mo. Term SOFR + 1.96%, 1.85% Floor)	5.71	%(a)	10/15/2038	3,513,809
2,724,400	Series 2021-XL2-F (1 mo. Term SOFR + 2.36%, 2.24% Floor)	6.11	%(a)	10/15/2038	2,723,507
5,320,000	Series 2022-LBA6-C (1 mo. Term SOFR + 1.60%, 1.60% Floor)	5.35	%(a)	01/15/2039	5,320,888
17,820,000	Series 2022-LBA6-E (1 mo. Term SOFR + 2.70%, 2.70% Floor)	6.45	%(a)	01/15/2039	17,820,873
22,627,838	Series 2024-AIRC-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.44	%(a)	08/15/2041	22,700,519
22,338,287	Series 2025-ARIA-C	5.52	%(a)(b)	12/13/2042	22,531,274
11,518,584	Series 2025-BCAT-A (1 mo. Term SOFR + 1.38%, 1.38% Floor)	5.13	%(a)	08/15/2042	11,548,841
1,121,193	Series 2025-BCAT-D (1 mo. Term SOFR + 2.65%, 2.65% Floor)	6.40	%(a)	08/15/2042	1,126,820
	BXP Trust
9,818,000	Series 2017-GM-B	3.42	%(a)(b)	06/13/2039	9,610,760
	Cantor Commercial Real Estate Lending LP
10,105,250	Series 2019-CF2-XD	1.39	%(a)(b)(f)	11/15/2052	467,552
11,514,000	Series 2019-CF3-XD	1.09	%(a)(b)(f)	01/15/2053	436,895
	CENT Trust
35,800,000	Series 2025-CITY-A	4.92	%(a)(b)	07/10/2040	36,272,195
	Century Plaza Towers
5,000,000	Series 2019-CPT-A	2.87	%(a)	11/13/2039	4,646,645
	CFCRE Commercial Mortgage Trust
7,155,000	Series 2016-C4-C	4.84	%(b)	05/10/2058	7,088,708
27,895,254	Series 2016-C4-XA	1.44	%(b)(f)	05/10/2058	20,709
	Citigroup Commercial Mortgage Trust
1,707,328	Series 2015-GC27-D	4.38	%(a)(b)	02/10/2048	1,661,116
5,450,000	Series 2015-GC33-C	4.34	%(b)	09/10/2058	4,770,401
72,370,851	Series 2016-C1-XA	1.80	%(b)(f)	05/10/2049	45,239
56,132,119	Series 2016-GC36-XA	1.00	%(b)(f)	02/10/2049	561
7,976,785	Series 2016-GC37-XA	1.48	%(b)(f)	04/10/2049	80
58,145,770	Series 2016-P3-XA	1.64	%(b)(f)	04/15/2049	31,125
50,901,097	Series 2016-P4-XA	1.88	%(b)(f)	07/10/2049	87,652
75,556,548	Series 2016-P5-XA	1.31	%(b)(f)	10/10/2049	209,987
212,109,166	Series 2017-B1-XA	0.71	%(b)(f)	08/15/2050	1,756,412
36,159,568	Series 2017-P7-XA	1.09	%(b)(f)	04/14/2050	301,737
15,766,000	Series 2019-C7-XD	1.17	%(a)(b)(f)	12/15/2072	669,177
13,007,000	Series 2019-GC41-XD	0.82	%(a)(b)(f)	08/10/2056	340,219
11,280,000	Series 2019-GC43-XD	0.60	%(a)(b)(f)	11/10/2052	249,747
3,625,000	Series 2020-420K-D	3.31	%(a)(b)	11/10/2042	3,276,703
7,800,000	Series 2020-420K-E	3.31	%(a)(b)	11/10/2042	6,801,336
2,853,000	Series 2020-GC46-B	3.15	%(b)	02/15/2053	2,527,624
21,133,200	Series 2020-GC46-XD	1.05	%(a)(b)(f)	02/15/2053	837,695
16,920,000	Series 2022-GC48-XD	2.37	%(a)(b)(f)	06/15/2055	2,305,839
	Citigroup/Deutsche Bank Commercial Mortgage Trust
5,161,000	Series 2016-C1-B	4.20	%(b)	05/10/2049	4,863,931
67,519,860	Series 2016-C1-XA	1.32	%(b)(f)	05/10/2049	675
66,638,983	Series 2017-CD4-XA	1.21	%(b)(f)	05/10/2050	658,147
5,723,000	Series 2017-CD6-B	3.91	%(b)	11/13/2050	5,476,312
5,175,000	Series 2017-CD6-C	4.27	%(b)	11/13/2050	4,911,161
34,768,833	Series 2017-CD6-XA	0.89	%(b)(f)	11/13/2050	400,992
47,159,142	Series 2020-C9-XA	1.59	%(b)(f)	09/15/2053	2,004,150

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Commercial Mortgage Pass Through Certificates
13,111,308	Series 2013-CR12-XA	0.51	%(b)(f)	10/10/2046	131
4,345,000	Series 2014-CR16-C	4.78	%(b)	04/10/2047	4,144,044
10,326,905	Series 2014-CR20-C	4.67	%(b)	11/10/2047	10,000,618
17,822,000	Series 2015-DC1-C	4.29	%(b)	02/10/2048	15,830,757
25,748,669	Series 2015-DC1-XA	0.57	%(b)(f)	02/10/2048	257
1,180,000	Series 2016-DC2-B	4.66	%(b)	02/10/2049	1,177,232
1,403,000	Series 2016-DC2-C	4.66	%(b)	02/10/2049	1,394,032
15,800,000	Series 2018-COR3-XD	1.75	%(a)(b)(f)	05/10/2051	544,951
18,570,000	Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)	5.05	%(a)	09/15/2033	17,183,790
	Computershare Corporate Trust
1,932,776	Series 2015-C27-C	3.89%		02/15/2048	1,713,192
3,355,125	Series 2015-C31-C	4.72	%(b)	11/15/2048	3,306,266
1,301,123	Series 2015-LC22-C	4.73	%(b)	09/15/2058	1,240,959
8,438,000	Series 2015-NXS2-C	3.85	%(b)	07/15/2058	7,807,954
10,085,000	Series 2016-C32-C	4.68	%(b)	01/15/2059	9,615,513
4,250,000	Series 2016-C34-B	4.09%		06/15/2049	4,066,769
5,890,000	Series 2016-LC24-C	4.41	%(b)	10/15/2049	5,524,297
689,651	Series 2016-NXS5-A6	3.64%		01/15/2059	688,390
93,585,759	Series 2016-NXS6-XA	1.54	%(b)(f)	11/15/2049	239,523
174,817,660	Series 2017-C39-XA	1.07	%(b)(f)	09/15/2050	2,324,183
1,904,000	Series 2017-C42-C	4.30	%(b)	12/15/2050	1,738,080
40,573,800	Series 2017-C42-XA	0.82	%(b)(f)	12/15/2050	551,723
1,758,000	Series 2017-RC1-C	4.59%		01/15/2060	1,699,959
130,905,016	Series 2018-C43-XA	0.57	%(b)(f)	03/15/2051	1,439,824
4,335,668	Series 2019-C49-XD	2.13	%(a)(b)(f)	03/15/2052	252,654
57,929,724	Series 2019-C50-XA	1.40	%(b)(f)	05/15/2052	2,009,420
3,193,000	Series 2019-C51-B	3.84	%(b)	06/15/2052	2,823,297
42,098,536	Series 2019-C51-XA	1.26	%(b)(f)	06/15/2052	1,517,484
24,972,000	Series 2019-C52-AS	3.14%		08/15/2052	23,319,688
67,833,269	Series 2019-C52-XA	1.57	%(b)(f)	08/15/2052	2,984,942
5,000,000	Series 2019-C53-C	3.58	%(b)	10/15/2052	4,509,622
8,777,333	Series 2019-C53-XD	1.48	%(a)(b)(f)	10/15/2052	427,647
128,658,033	Series 2019-C54-XA	0.83	%(b)(f)	12/15/2052	3,570,556
6,363,333	Series 2019-C54-XD	1.38	%(a)(b)(f)	12/15/2052	303,764
28,088,000	Series 2020-C55-AS	2.94%		02/15/2053	25,954,576
52,886,315	Series 2020-C55-XB	0.79	%(b)(f)	02/15/2053	1,911,296
131,309,785	Series 2020-C56-XA	1.26	%(b)(f)	06/15/2053	5,638,285
161,592,805	Series 2021-C61-XA	1.34	%(b)(f)	11/15/2054	8,256,310
9,132,000	Series 2021-C61-XD	1.40	%(a)(b)(f)	11/15/2054	630,356
12,450,000	Series 2025-5C5-AS	5.92%		07/15/2058	12,947,018
	Credit Suisse Mortgage Capital Certificates
147,561,481	Series 2014-USA-X1	0.54	%(a)(b)(f)	09/15/2037	1,255,025
3,799,000	Series 2017-CALI-E	3.78	%(a)(b)	11/10/2032	610,788
6,050,000	Series 2017-CALI-F	3.78	%(a)(b)	11/10/2032	589,639
5,023,595	Series 2021-B33-A1	3.05	%(a)	10/10/2043	4,809,568
18,815,500	Series 2021-B33-A2	3.17	%(a)	10/10/2043	16,939,168
105,766,403	Series 2021-B33-X	0.50	%(a)(b)(f)	10/10/2043	2,284,322
	CSAIL Commercial Mortgage Trust
9,205,000	Series 2015-C3-B	3.80	%(b)	08/15/2048	8,763,114
1,578,501	Series 2016-C5-C	4.40	%(b)	11/15/2048	1,572,490
20,623,275	Series 2016-C6-XA	1.75	%(b)(f)	01/15/2049	206
11,020,000	Series 2016-C7-B	4.26	%(b)	11/15/2049	10,685,396
125,856,268	Series 2017-C8-XA	1.05	%(b)(f)	06/15/2050	1,212,575
4,399,000	Series 2017-CX10-B	3.89	%(b)	11/15/2050	3,984,273
63,806,566	Series 2017-CX10-XA	0.84	%(b)(f)	11/15/2050	814,727
1,886,000	Series 2018-C14-C	4.88	%(b)	11/15/2051	1,734,220
15,894,000	Series 2019-C16-B	3.88%		06/15/2052	15,214,660
23,291,285	Series 2019-C17-XA	1.31	%(b)(f)	09/15/2052	844,626
7,924,000	Series 2019-C18-B	3.59%		12/15/2052	7,408,660
214,811,468	Series 2019-C18-XA	0.99	%(b)(f)	12/15/2052	6,524,211
192,661,484	Series 2020-C19-XA	1.09	%(b)(f)	03/15/2053	6,593,030
81,465,000	Series 2020-C19-XB	0.08	%(b)(f)	03/15/2053	282,382

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	DOLP Trust
11,475,000	Series 2021-NYC-F	3.70	%(a)(b)	05/10/2041	8,959,790
	DTP Commercial Mortgage Trust
2,210,000	Series 2023-STE2-B	5.79	%(a)(b)	01/15/2041	2,249,104
	ELP Commercial Mortgage Trust
3,570,000	Series 2025-ELP-D	5.43	%(a)(b)	11/13/2042	3,577,709
2,360,000	Series 2025-ELP-E	6.45	%(a)(b)	11/13/2042	2,376,641
	Franklin BSP Realty Trust, Inc.
3,544,916	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.48	%(a)	02/15/2037	3,549,602
	FS Rialto
26,100,000	Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.12	%(a)	08/19/2042	26,162,457
	Granite Point Mortgage Trust, Inc.
10,703,409	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.20	%(a)	12/15/2036	10,731,345
	Great Wolf Trust
15,000,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	5.44	%(a)	05/15/2041	15,060,162
	Greystone Commercial Real Estate Notes
500,235	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	4.88	%(a)	07/15/2039	501,300
6,250,000	Series 2021-FL3-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.51	%(a)	07/15/2039	6,248,581
	GS Mortgage Securities Corp. II
3,000,000	Series 2013-GC13-B	3.86	%(a)(b)	07/10/2046	2,919,838
4,000,000	Series 2013-GC13-C	3.86	%(a)(b)	07/10/2046	3,729,707
12,821,455	Series 2015-GC34-XA	0.69	%(b)(f)	10/10/2048	128
26,819,447	Series 2016-GS2-XA	1.64	%(b)(f)	05/10/2049	268
233,354,631	Series 2016-GS3-XA	1.16	%(b)(f)	10/10/2049	582,850
42,916,218	Series 2016-GS4-XA	0.50	%(b)(f)	11/10/2049	66,898
169,851,317	Series 2017-GS7-XA	1.02	%(b)(f)	08/10/2050	1,968,781
98,700,000	Series 2017-GS7-XB	0.29	%(b)(f)	08/10/2050	473,948
3,443,000	Series 2018-GS10-WLSA	4.90	%(a)(b)	03/10/2033	851,863
6,834,000	Series 2018-GS10-WLSB	4.90	%(a)(b)	03/10/2033	715,682
9,287,000	Series 2018-GS10-WLSC	4.90	%(a)(b)	03/10/2033	922,837
8,990,000	Series 2018-GS10-WLSD	4.90	%(a)(b)	03/10/2033	846,127
11,236,750	Series 2018-GS10-WLSE	4.90	%(a)(b)	03/10/2033	969,099
187,881,780	Series 2018-GS9-XA	0.41	%(b)(f)	03/10/2051	1,344,989
15,571,000	Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)	4.95	%(a)	07/15/2031	12,094,922
3,897,000	Series 2018-TWR-D (1 mo. Term SOFR + 1.90%, 1.60% Floor)	5.65	%(a)	07/15/2031	550,395
11,950,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.15	%(a)	07/15/2031	1,248,602
11,242,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	6.85	%(a)	07/15/2031	1,056,585
4,648,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	7.97	%(a)	07/15/2031	388,041
51,524,556	Series 2019-GC38-XA	1.01	%(b)(f)	02/10/2052	1,384,841
12,747,250	Series 2019-GC39-XA	1.07	%(b)(f)	05/10/2052	390,342
21,600,000	Series 2019-GSA1-XD	1.00	%(a)(b)(f)	11/10/2052	759,875
168,595,672	Series 2020-GC45-XA	0.61	%(b)(f)	02/13/2053	3,393,106
25,009,000	Series 2020-GC45-XD	0.64	%(a)(b)(f)	02/13/2053	582,147
52,538,908	Series 2020-GSA2-XA	1.66	%(a)(b)(f)	12/12/2053	3,216,227
	Hilton USA Trust
1,650,000	Series 2016-HHV-C	4.19	%(a)(b)	11/05/2038	1,641,177
5,692,000	Series 2016-SFP-A	2.83	%(a)	11/05/2035	4,935,072
	Hudson Yards Mortgage Trust
8,450,000	Series 2025-SPRL-A	5.47	%(a)(b)	01/13/2040	8,768,051
	ILPT Trust
1,846,000	Series 2025-LPF2-A	5.29	%(a)(b)	07/13/2042	1,883,860
	JP Morgan Chase Commercial Mortgage Securities
241,352	Series 2007-CB20-X1	0.00	%(a)(b)(f)	02/12/2051	—
8,461,646	Series 2015-JP1-XA	0.81	%(b)(f)	01/15/2049	85
1,725,000	Series 2017-JP5-C	3.74	%(b)	03/15/2050	1,578,321
9,343,000	Series 2018-MINN-E (1 mo. Term SOFR + 2.80%, 3.50% Floor)	6.55	%(a)	11/15/2035	6,849,867
18,869,000	Series 2019-COR4-XD	2.02	%(a)(b)(f)	03/10/2052	1,030,342

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
80,456,395	Series 2019-COR5-XA	1.43	%(b)(f)	06/13/2052	2,878,657
8,500,000	Series 2019-COR5-XD	1.75	%(a)(b)(f)	06/13/2052	424,593
29,530,000	Series 2020-NNN-EFX	3.97	%(a)	01/16/2037	10,778,450
	JPMBB Commercial Mortgage Securities Trust
26,646,370	Series 2014-C25-XA	0.41	%(b)(f)	11/15/2047	266
8,236,400	Series 2015-C27-C	4.31	%(b)	02/15/2048	5,600,752
10,425,000	Series 2015-C27-D	3.81	%(a)(b)	02/15/2048	2,189,250
1,724,416	Series 2015-C28-C	4.28	%(b)	10/15/2048	1,703,575
15,808,661	Series 2015-C30-XA	0.00	%(b)(f)	07/15/2048	158
18,919,937	Series 2015-C32-XA	0.99	%(b)(f)	11/15/2048	189
7,394,000	Series 2016-C1-C	4.71	%(b)	03/17/2049	7,213,135
4,930,751	Series 2016-C1-XA	1.05	%(b)(f)	03/17/2049	49
	JPMDB Commercial Mortgage Securities Trust
70,932,325	Series 2016-C2-XA	1.48	%(b)(f)	06/15/2049	59,917
127,628,413	Series 2017-C5-XA	0.89	%(b)(f)	03/15/2050	678,907
158,315,307	Series 2017-C7-XA	0.82	%(b)(f)	10/15/2050	1,775,380
13,604,000	Series 2019-COR6-AS	3.41	%(b)	11/13/2052	12,108,265
246,039,388	Series 2020-COR7-XA	1.64	%(b)(f)	05/13/2053	11,005,539
	KREF
18,744,584	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	4.92	%(a)	02/15/2039	18,783,573
	LoanCore
3,500,871	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.49	%(a)	01/17/2037	3,505,524
26,610,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.12	%(a)	08/17/2042	26,646,802
	LSTAR Commercial Mortgage Trust
14,705,196	Series 2017-5-X	0.87	%(a)(b)(f)	03/10/2050	83,267
	M360 LLC
675,790	Series 2021-CRE3-B (1 mo. Term SOFR + 2.36%, 2.25% Floor)	6.10	%(a)	11/22/2038	677,626
	Madison Avenue Trust
23,260,000	Series 2025-11MD-C	5.63	%(a)(b)	10/15/2042	23,503,286
	Manhattan West
5,731,000	Series 2020-1MW-C	2.33	%(a)(b)	09/10/2039	5,495,433
	Merit
388,888	Series 2021-STOR-E (1 mo. Term SOFR + 1.86%, 1.75% Floor)	5.62	%(a)	07/15/2038	388,222
	MF1 Multifamily Housing Mortgage Loan Trust
7,596,969	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.08	%(a)	02/19/2037	7,606,427
6,846,205	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.88	%(a)	06/19/2037	6,857,973
10,660,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.42	%(a)	08/18/2041	10,699,229
26,120,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.05	%(a)	02/18/2040	26,190,211
	MFT Trust
9,417,000	Series 2020-ABC-A	3.36	%(a)	02/10/2042	7,589,470
4,317,000	Series 2020-ABC-B	3.48	%(a)(b)	02/10/2042	3,248,849
	Morgan Stanley ABS Capital I, Inc.
15,928,520	Series 2024-NSTB-A	3.90	%(a)(b)	09/24/2057	15,741,592
	Morgan Stanley Bank of America Merrill Lynch Trust
9,861,910	Series 2012-CKSV-CK	4.16	%(a)(b)	10/15/2030	8,755,808
7,312,842	Series 2013-C11-AS	4.08	%(b)	08/15/2046	7,086,564
3,327,782	Series 2013-C9-B	3.71	%(b)	05/15/2046	3,242,808
10,286,000	Series 2015-C27-C	4.36	%(b)	12/15/2047	9,960,705
42,305,179	Series 2016-C28-XA	1.04	%(b)(f)	01/15/2049	423
6,032,000	Series 2016-C31-C	4.24	%(b)	11/15/2049	5,487,287
36,088,602	Series 2017-C33-XA	1.23	%(b)(f)	05/15/2050	449,552
19,614,000	Series 2025-5C2-A3	5.11%		11/15/2058	20,120,836
	Morgan Stanley Capital I, Inc.
477,996	Series 2006-HQ10-X1	0.72	%(a)(b)(f)	11/12/2041	5
124,592,755	Series 2017-H1-XA	1.29	%(b)(f)	06/15/2050	1,556,986
4,661,000	Series 2017-HR2-C	4.31	%(b)	12/15/2050	4,465,951
9,386,700	Series 2019-H6-XD	1.57	%(a)(b)(f)	06/15/2052	439,291
5,305,000	Series 2019-H7-AS	3.52%		07/15/2052	5,057,469
71,382,516	Series 2019-L2-XA	0.99	%(b)(f)	03/15/2052	1,851,577

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,845,000	Series 2019-L3-AS	3.49%		11/15/2052	3,650,940
144,672,364	Series 2019-L3-XA	0.60	%(b)(f)	11/15/2052	2,885,331
15,090,000	Series 2019-L3-XD	1.15	%(a)(b)(f)	11/15/2052	595,559
3,355,000	Series 2019-NUGS-D (1 mo. Term SOFR + 1.91%, 3.30% Floor)	5.67	%(a)	12/15/2036	72,244
6,002,000	Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)	6.02	%(a)	05/15/2036	283,973
2,200,000	Series 2020-HR8-B	2.70%		07/15/2053	1,910,847
24,004,000	Series 2020-L4-B	3.08%		02/15/2053	21,807,185
281,201,953	Series 2020-L4-XA	1.06	%(b)(f)	02/15/2053	10,337,293
13,625,665	Series 2020-L4-XD	1.17	%(a)(b)(f)	02/15/2053	581,670
10,779,000	Series 2021-L6-C	3.43	%(b)	06/15/2054	9,164,263
	MRCD Mortgage Trust
7,794,000	Series 2019-PARK-F	2.72	%(a)	12/15/2036	5,260,950
16,270,000	Series 2019-PARK-G	2.72	%(a)	12/15/2036	8,867,150
	Multifamily Tax-Exempt Mortgage-backed Securities M-TEMS
61,195,745	Series 2021-2	0.83	%(b)	03/25/2035	2,360,932
	Natixis Commercial Mortgage Securities Trust
13,188,800	Series 2020-2PAC-D	3.75	%(a)	12/15/2038	11,760,781
	NJ
14,239,000	Series 2025-WBRK-A	5.87	%(a)(b)	03/05/2035	14,804,886
	NXPT Commercial Mortgage Trust
2,890,000	Series 2024-STOR-B	4.65	%(a)(b)	11/05/2041	2,880,607
	NYC Commercial Mortgage Trust
6,770,000	Series 2025-3BP-A (1 mo. Term SOFR + 1.21%, 1.21% Floor)	4.96	%(a)	02/15/2042	6,718,670
	NYT Mortgage Trust
16,882,000	Series 2019-NYT-D (1 mo. Term SOFR + 2.30%, 2.00% Floor)	6.05	%(a)	12/15/2035	16,106,156
	ROCK Trust
41,015,000	Series 2024-CNTR-A	5.39	%(a)	11/13/2041	42,173,584
	SFO Commercial Mortgage Trust
11,621,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.01	%(a)	05/15/2038	11,604,425
2,240,000	Series 2021-555-B (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.36	%(a)	05/15/2038	2,231,671
	SLG Office Trust
37,079,000	Series 2021-OVA-F	2.85	%(a)	07/15/2041	30,487,333
	SMR Mortgage Trust
4,131,535	Series 2022-IND-G (1 mo. Term SOFR + 7.50%, 7.50% Floor)	11.25	%(a)	02/15/2039	3,815,188
	SREIT Trust
3,014,796	Series 2021-MFP-A (1 mo. Term SOFR + 0.85%, 0.73% Floor)	4.60	%(a)	11/15/2038	3,014,158
4,445,860	Series 2021-MFP-E (1 mo. Term SOFR + 2.14%, 2.03% Floor)	5.89	%(a)	11/15/2038	4,447,346
16,175,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	4.69	%(a)	11/15/2036	16,173,457
3,610,000	Series 2021-MFP2-C (1 mo. Term SOFR + 1.49%, 1.37% Floor)	5.24	%(a)	11/15/2036	3,610,066
	Starwood Property Trust, Inc.
16,589,870	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.05	%(a)	04/18/2038	16,611,305
	STDIO Commercial Mortgage Trust
7,712,000	Series 2025-RLGH-A	5.54	%(a)(b)	09/15/2038	7,740,841
	TCO Commercial Mortgage Trust
2,490,000	Series 2024-DPM-C (1 mo. Term SOFR + 1.99%, 1.99% Floor)	5.74	%(a)	12/15/2039	2,497,427
	TPG Real Estate Finance Issuer Ltd.
14,968,705	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.39	%(a)	02/15/2039	14,987,341
26,180,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.27	%(a)	09/18/2042	26,267,755
	UBS Commercial Mortgage Trust
8,000,000	Series 2017-C1-C	4.44%		06/15/2050	7,499,374
69,200,442	Series 2017-C1-XA	1.45	%(b)(f)	06/15/2050	873,746
1,124,000	Series 2017-C2-C	4.30	%(b)	08/15/2050	1,071,835
6,857,000	Series 2017-C3-B	4.09	%(b)	08/15/2050	6,604,976
9,668,705	Series 2017-C3-XA	1.07	%(b)(f)	08/15/2050	107,286
3,561,000	Series 2017-C4-B	4.24	%(b)	10/15/2050	3,425,866
544,000	Series 2017-C7-A4	3.68%		12/15/2050	539,680
1,020,000	Series 2018-C11-B	4.71	%(b)	06/15/2051	970,822
2,854,000	Series 2018-C13-B	4.79	%(b)	10/15/2051	2,735,861
37,234,723	Series 2018-C9-XA	0.91	%(b)(f)	03/15/2051	612,578
8,350,000	Series 2019-C17-AS	3.20%		10/15/2052	7,803,664

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
12,767,000	Series 2019-C17-XD	1.75	%(a)(b)(f)	10/15/2052	743,301
14,858,000	Series 2019-C18-AS	3.38	%(b)	12/15/2052	13,820,127
9,705,000	Series 2019-C18-B	3.68	%(b)	12/15/2052	8,668,226
11,574,000	Series 2019-C18-XD	1.42	%(a)(b)(f)	12/15/2052	568,606
	UBS-Barclays Commercial Mortgage Trust
6,117,000	Series 2019-C3-XD	1.77	%(a)(b)(f)	05/15/2052	316,309
162,666,675	Series 2019-C4-XA	1.51	%(b)(f)	08/15/2052	6,741,460
13,091,000	Series 2019-C4-XD	1.12	%(a)(b)(f)	08/15/2052	475,641
64,441,815	Series 2019-C5-XA	0.85	%(b)(f)	11/15/2052	1,546,140
14,866,000	Series 2019-C5-XD	1.32	%(a)(b)(f)	11/15/2052	655,317
	VEGAS Trust
27,383,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	27,768,421
	Wells Fargo Commercial Mortgage Trust
6,516,000	Series 2024-5C1-A3	5.93%		07/15/2057	6,826,618
117,897,254	Series 2024-5C1-XA	1.03	%(b)(f)	07/15/2057	3,756,466
635,000	Series 2024-5C2-AS	6.14	%(b)	11/15/2057	666,707
1,250,000	Series 2025-5C3-AS	6.39	%(b)	01/15/2058	1,322,688
3,930,000	Series 2025-5C4-A3	5.67%		05/15/2058	4,110,865
69,306,377	Series 2025-5C4-XA	1.12	%(b)(f)	05/15/2058	2,989,503
15,140,000	Series 2025-AGLN-A (1 mo. Term SOFR + 1.64%, 1.64% Floor)	5.39	%(a)	07/15/2037	15,183,481
64,351,482	Series 2025-C64-XA	1.02	%(b)(f)	02/15/2058	4,626,138
	WF-RBS Commercial Mortgage Trust
7,220,646	Series 2014-C21-B	4.21	%(b)	08/15/2047	7,069,031
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,092,846,790)				2,461,884,148
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 24.0%
	Accredited Mortgage Loan Trust
12,875,000	Series 2006-1-M2 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	1.50%		04/25/2036	10,479,318
	ACE Securities Corp.
1,431,671	Series 2007-ASP1-A2C (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.37%		03/25/2037	587,816
9,112,504	Series 2007-HE1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.09%		01/25/2037	5,580,145
2,123,428	Series 2007-HE1-A2C (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.19%		01/25/2037	1,300,276
1,990,714	Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.35%		01/25/2037	1,218,964
67,063,721	Series 2007-WM1-A1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.13%		11/25/2036	18,993,418
3,668,183	Series 2007-WM1-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	3.99%		11/25/2036	1,512,879
3,965,591	Series 2007-WM1-A2D (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.29%		11/25/2036	1,634,649
2,504,412	Series 2007-WM2-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.41%		02/25/2037	1,039,861
2,195,520	Series 2007-WM2-A2D (1 mo. Term SOFR + 0.85%, 0.74% Floor)	4.59%		02/25/2037	911,550
	Adamas Trust, Inc.
170,439	Series 2005-2-A (1 mo. Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap)	4.51%		08/25/2035	159,120
	Adjustable Rate Mortgage Trust
2,228,979	Series 2004-4-CB1 (1 mo. Term SOFR + 1.26%, 1.15% Floor, 10.00% Cap)	5.00%		03/25/2035	1,969,770
16,429,123	Series 2005-11-4A1	4.92	%(b)	02/25/2036	8,364,527
1,067,257	Series 2005-4-2A1	6.50	%(b)	08/25/2035	1,013,049
89,541	Series 2005-7-3A1	4.86	%(b)	10/25/2035	86,297
3,309,148	Series 2005-8-3A21	4.77	%(b)	11/25/2035	2,320,863
9,803,220	Series 2006-2-5A1	4.50	%(b)	05/25/2036	1,628,529
4,101,820	Series 2007-1-3A1	4.89	%(b)	03/25/2037	3,839,079
754,675	Series 2007-3-1A1	5.04	%(a)(b)	11/25/2037	742,914
	Aegis Asset Backed Securities Trust
800,034	Series 2004-1-M2 (1 mo. Term SOFR + 2.14%, 2.03% Floor)	5.88%		04/25/2034	850,456
590,366	Series 2004-2-M2 (1 mo. Term SOFR + 2.06%, 1.95% Floor)	5.80%		06/25/2034	576,179

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,516,335	Series 2004-6-M2 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 15.00% Cap)	4.85%		03/25/2035	2,418,607
8,104,495	Series 2006-1-A2 (1 mo. Term SOFR + 0.45%, 0.34% Floor, 12.00% Cap)	4.19%		01/25/2037	6,198,160
	AlphaFlow Transitional Mortgage Trust
3,290,295	Series 2021-WL1-A1	3.28	%(a)(d)	01/25/2026	3,137,816
	American Home Mortgage Assets LLC
2,394,853	Series 2006-2-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.23%		09/25/2046	2,320,654
	American Home Mortgage Investment Trust
2,472,878	Series 2005-4-3A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap)	4.45%		11/25/2045	1,763,198
11,201,691	Series 2005-4-5A (6 mo. Term SOFR + 2.18%, 1.75% Floor, 11.00% Cap)	5.88%		11/25/2045	4,363,622
2,146,383	Series 2006-2-3A4	7.10	%(d)	06/25/2036	292,396
7,248,123	Series 2007-A-13A1	6.60	%(a)(d)	01/25/2037	991,068
	Ameriquest Mortgage Securities, Inc.
457,195	Series 2004-FR1-M1	3.70	%(d)	05/25/2034	455,307
	Amortizing Residential Collateral Trust
4,005,366	Series 2002-BC7-M1 (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.05%		10/25/2032	3,058,622
	AMSR Trust
6,500,000	Series 2021-SFR3-E1	2.33	%(a)	10/17/2038	6,348,086
11,000,000	Series 2021-SFR3-E2	2.43	%(a)	10/17/2038	10,742,890
18,500,000	Series 2021-SFR3-F	3.23	%(a)	10/17/2038	18,161,999
6,500,000	Series 2021-SFR4-D	2.77	%(a)	12/17/2038	6,366,903
10,500,000	Series 2021-SFR4-E1	2.97	%(a)	12/17/2038	10,282,942
	Angel Oak Mortgage Trust LLC
9,121,000	Series 2021-7-M1	3.26	%(a)(b)	10/25/2066	6,636,554
1,000,000	Series 2025-10-M1	5.72	%(a)(d)	09/25/2070	1,001,849
10,809,072	Series 2025-12-A3	5.34	%(a)(d)	12/25/2070	10,841,283
4,395,000	Series 2025-12-M1	5.77	%(a)(d)	12/25/2070	4,402,944
4,300,000	Series 2025-13-M1	5.74	%(a)(b)	10/25/2070	4,332,873
2,825,524	Series 2025-7-A3	5.92	%(a)(d)	06/25/2070	2,850,071
5,007,000	Series 2025-7-M1	6.35	%(a)(b)	06/25/2070	5,089,868
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
9,652,851	Series 2004-W11-M6 (1 mo. Term SOFR + 1.99%, 1.88% Floor)	5.72%		11/25/2034	8,550,641
95,561,869	Series 2006-M3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.02%		10/25/2036	53,209,279
10,538,386	Series 2006-W5-A1A (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.15%		06/25/2036	7,080,711
	Asset Backed Funding Certificates
76,164,043	Series 2007-WMC1-A1A (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.10%		06/25/2037	54,653,307
	Asset Backed Securities Corp. Home Equity
1,111,421	Series 2004-HE3-M2 (1 mo. Term SOFR + 1.79%, 1.68% Floor)	5.53%		06/25/2034	1,073,564
16,149,328	Series 2006-HE7-A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	3.51%		11/25/2036	14,800,562
	Banc of America Alternative Loan Trust
386,003	Series 2005-10-4A1	5.75%		11/25/2035	360,251
1,431,276	Series 2005-11-2CB1	6.00%		12/25/2035	1,374,218
995,875	Series 2006-2-1CB1	6.00%		03/25/2036	931,437
1,274,699	Series 2006-2-3CB1	6.50%		03/25/2036	1,174,523
364,483	Series 2006-5-CB14 (1 mo. Term SOFR + 1.21%, 6.00% Floor, 6.00% Cap)	6.00%		06/25/2046	321,231
879,619	Series 2006-6-CB3	6.00%		07/25/2046	773,759
7,553,471	Series 2006-7-A4	6.50	%(d)	10/25/2036	1,961,554
1,169,015	Series 2006-8-1A1 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.65	%(f)(g)	11/25/2036	132,958
416,630	Series 2006-8-1A2 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.30%		11/25/2036	329,003
1,856,825	Series 2006-9-1CB1	6.00%		01/25/2037	1,681,357
322,166	Series 2007-2-2A1	6.00%		06/25/2037	277,506
	Banc of America Funding Corp.
1,774,129	Series 2006-2-3A1	6.00%		03/25/2036	1,576,666

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
56,623	Series 2006-2-4A1 (-3 x 1 mo. Term SOFR + 22.46%, 0.00% Floor, 22.80% Cap)	11.26	%(g)	03/25/2036	60,533
72,925	Series 2006-2-6A2	5.50%		03/25/2036	73,101
237,132	Series 2006-3-1A1	6.00%		03/25/2036	205,530
117,475	Series 2006-3-6A1	6.38	%(b)	03/25/2036	120,599
1,064,320	Series 2006-6-1A7	6.25%		08/25/2036	931,466
396,994	Series 2006-7-T2A5	6.54	%(d)	10/25/2036	361,077
1,871,158	Series 2006-7-T2A8	6.41	%(d)	10/25/2036	1,702,106
471,083	Series 2006-8T2-A8 (30 day avg SOFR US)	6.60	%(d)	10/25/2036	420,553
214,453	Series 2006-B-7A1	4.45	%(b)	03/20/2036	188,337
3,644,636	Series 2006-D-6A1	4.01	%(b)	05/20/2036	3,103,339
76,603	Series 2006-H-3A1	4.07	%(b)	09/20/2046	65,690
42,480,583	Series 2006-H-5A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	4.21	%(a)	10/20/2036	13,324,591
389,888	Series 2007-1-TA10	6.34	%(d)	01/25/2037	365,605
537,241	Series 2007-3-TA1B	5.83	%(b)	04/25/2037	468,221
1,057,864	Series 2007-5-1A1	5.50%		07/25/2037	871,888
522,127	Series 2009-R14A-3A (-2 x 1 mo. Term SOFR + 16.30%, 5.50% Floor, 16.57% Cap)	7.02	%(a)(g)	06/26/2035	491,644
774,196	Series 2009-R15A-4A2	5.75	%(a)(b)	12/26/2036	689,952
477,001	Series 2010-R1-3A (-2 x 1 mo. Term SOFR + 14.10%, 6.00% Floor, 14.28% Cap)	7.98	%(a)(g)	07/26/2036	470,056
4,854,424	Series 2014-R6-3A2	4.34	%(a)(b)	10/26/2036	4,400,723
10,070,762	Series 2014-R8-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.09	%(a)	06/26/2036	8,397,106
16,524,046	Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	3.05	%(a)	09/29/2036	13,985,803
	Banc of America Mortgage Securities, Inc.
743,101	Series 2006-1-A9	6.00%		05/25/2036	637,510
131,242	Series 2007-1-2A5	5.75%		01/25/2037	115,740
2,824,998	Series 2007-3-2A8	7.00%		09/25/2037	2,397,382
	Banco Santander SA
7,095,650	Series 2025-NQM6-M1	5.92	%(a)(b)	11/25/2065	7,109,950
	BankUnited Trust
4,273,292	Series 2005-1-2A1	4.75	%(b)	09/25/2045	3,923,397
	Barclays PLC
6,211,963	Series 2010-RR6-7A10	9.17	%(a)(b)	02/26/2037	2,250,329
	Bayview Commercial Asset Trust
518,868	Series 2007-3-A2 (1 mo. Term SOFR + 0.55%, 0.00% Floor)	4.50	%(a)	07/25/2037	494,339
	Bayview Financial Acquisition Trust
1,850,064	Series 2006-C-2A4 (1 mo. Term SOFR + 0.53%, 0.00% Floor)	4.26%		11/28/2036	1,762,043
	BCAP LLC Trust
16,917,635	Series 2007-AA2-11A (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.23	%(a)	05/25/2047	18,108,154
1,926,313	Series 2007-AA2-2A7	6.00%		04/25/2037	830,127
2,085,524	Series 2007-AA2-2A8	5.75%		04/25/2037	861,298
10,159,968	Series 2008-RR3-A1B	6.70	%(a)(b)	10/25/2036	3,048,899
1,415,166	Series 2009-RR13-18A2	5.75	%(a)(b)	07/26/2037	633,543
2,450,782	Series 2009-RR4-4A2	5.75	%(a)(b)	02/26/2036	1,000,547
	Bear Stearns Adjustable Rate Mortgage Trust
190,071	Series 2005-12-13A1	4.59	%(b)	02/25/2036	168,282
1,736,087	Series 2006-4-4A1	4.67	%(b)	10/25/2046	1,569,629
2,169,065	Series 2007-1-2A1	5.56	%(b)	02/25/2047	1,876,021
585,176	Series 2007-1-3A1	4.56	%(b)	02/25/2047	570,347
7,674,285	Series 2007-2-2A1 (12 mo. Term SOFR + 2.59%, 1.88% Floor, 11.15% Cap)	6.27%		12/25/2046	6,565,636
	Bear Stearns Alt-A Trust
114,477	Series 2004-11-2A3	5.50	%(b)	11/25/2034	116,020
8,717,681	Series 2006-3-21A1	4.42	%(b)	05/25/2036	6,162,507
3,375,475	Series 2006-5-1A1 (1 mo. Term SOFR + 0.45%, 0.34% Floor, 11.50% Cap)	4.19%		08/25/2036	3,065,556
5,527,822	Series 2006-6-2A1 (1 mo. Term SOFR)	4.14	%(b)	11/25/2036	2,337,422
2,757,200	Series 2006-8-2A1	4.54	%(b)	08/25/2046	1,864,409
4,247,744	Series 2007-1-1A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.50% Cap)	4.17%		01/25/2047	3,715,169

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Bear Stearns Asset Backed Securities Trust
2,056,310	Series 2004-AC4-A2	5.50	%(d)	08/25/2034	2,026,565
4,638,715	Series 2005-AC2-1A	5.75	%(d)	04/25/2035	3,984,597
1,502,133	Series 2005-AC2-2A1	5.75	%(d)	04/25/2035	1,449,196
17,419,291	Series 2005-AC6-22A	5.10	%(b)	09/25/2035	14,189,892
4,403,508	Series 2005-AC7-A4	6.00	%(d)	10/25/2035	2,615,923
5,721,987	Series 2006-AC1-1A1	6.25	%(d)	02/25/2036	2,563,499
441,051	Series 2006-AC5-A1	6.75	%(d)	12/25/2036	496,418
17,428,294	Series 2007-HE4-2A (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.29%		05/25/2037	16,355,034
10,324,931	Series 2007-HE6-2A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	4.90%		08/25/2037	9,431,249
918,447	Series 2007-SD1-1A2A	6.00%		10/25/2036	275,358
1,328,304	Series 2007-SD1-1A3A	6.50%		10/25/2036	438,148
1,175,838	Series 2007-SD1-23A1	5.49	%(b)	10/25/2036	548,662
	Bear Stearns Mortgage Funding Trust
5,334,564	Series 2006-AR3-2A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 10.50% Cap)	4.25%		11/25/2036	5,008,150
2,192,811	Series 2006-AR4-A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	4.21%		12/25/2037	2,161,925
5,118,863	Series 2007-AR3-22A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap)	4.17%		04/25/2037	5,074,273
	BNC Mortgage Loan Trust
2,654,221	Series 2006-2-A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.17%		11/25/2036	2,599,734
3,068,413	Series 2007-1-A4 (1 mo. Term SOFR + 0.27%, 0.16% Floor)	4.01%		03/25/2037	3,005,448
4,561,486	Series 2007-4-A4 (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.35%		11/25/2037	3,989,487
	BNP Paribas Mortgage Securities LLC
23,502,859	Series 2009-1-B1	6.00	%(a)	08/27/2037	10,311,042
	BRAVO Residential Funding Trust
3,041,000	Series 2024-NQM2-B1	7.91	%(a)	02/25/2064	3,094,871
8,000,000	Series 2024-NQM7-M1	6.38	%(a)(b)	10/27/2064	8,125,904
10,308,000	Series 2025-NQM10-M1	5.76	%(a)(b)	09/25/2065	10,333,626
1,850,000	Series 2025-NQM7-M1	6.23	%(a)(b)	07/25/2065	1,868,874
1,500,000	Series 2025-NQM8-M1	5.82	%(a)(b)	06/25/2065	1,510,247
	CAFL Issuer LLC
13,536,894	Series 2021-RTL1-A1	4.24	%(a)(d)	03/28/2029	12,869,409
1,722,509	Series 2021-RTL1-A2	5.10	%(a)(d)	03/28/2029	1,636,862
	Carrington Mortgage Loan Trust
3,505,620	Series 2006-FRE2-A2 (1 mo. Term SOFR + 0.23%, 0.12% Floor, 12.50% Cap)	3.97%		10/25/2036	2,742,299
16,903,665	Series 2006-FRE2-A3 (1 mo. Term SOFR + 0.27%, 0.16% Floor, 12.50% Cap)	4.01%		10/25/2036	13,226,237
5,202,820	Series 2006-FRE2-A4 (1 mo. Term SOFR + 0.36%, 0.25% Floor, 12.50% Cap)	4.10%		10/25/2036	4,071,310
6,810,232	Series 2006-NC3-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 12.50% Cap)	4.15%		08/25/2036	6,630,641
19,471,660	Series 2006-NC4-A3 (1 mo. Term SOFR + 0.27%, 0.16% Floor, 12.50% Cap)	4.01%		10/25/2036	19,123,501
19,319,785	Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap)	4.00%		01/25/2037	17,639,202
7,177,559	Series 2007-RFC1-A3 (1 mo. Term SOFR + 0.25%, 0.14% Floor, 14.50% Cap)	3.99%		12/25/2036	7,089,554
	Cascade MH Asset Trust
12,559,986	Series 2019-MH1-A	4.00	%(a)(b)	11/25/2044	12,133,817
	Centex Home Equity
2,920,500	Series 2004-A-AF5	5.43	%(d)	01/25/2034	2,918,542
	Chase Mortgage Finance Corp.
2,018,446	Series 2005-A1-2A4	4.67	%(b)	12/25/2035	1,920,951
7,060,372	Series 2006-S1-A5	6.50%		05/25/2036	3,002,256
6,456,165	Series 2006-S2-1A9	6.25%		10/25/2036	2,325,088
4,617,870	Series 2006-S3-1A2	6.00%		11/25/2036	1,903,471
13,204,655	Series 2006-S4-A8	6.00%		12/25/2036	5,211,145
3,920,263	Series 2007-S1-A7	6.00%		02/25/2037	1,504,231
2,237,554	Series 2007-S3-1A5	6.00%		05/25/2037	913,491
1,031,079	Series 2007-S3-2A1	5.50%		05/25/2037	10
2,192,026	Series 2007-S5-1A18	6.00%		07/25/2037	931,079

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Chaseflex Trust
769,960	Series 2005-1-3A1	6.00%		02/25/2035	642,766
63,150	Series 2006-1-A5	6.16	%(b)	06/25/2036	60,559
1,793,654	Series 2006-2-A2B (1 mo. Term SOFR + 0.31%, 0.20% Floor, 11.50% Cap)	3.95%		09/25/2036	1,524,580
3,127,948	Series 2007-1-1A1	6.50%		02/25/2037	1,048,167
4,188,044	Series 2007-M1-2F4	4.26	%(d)	08/25/2037	3,587,399
4,355,938	Series 2007-M1-2F5	4.26	%(d)	08/25/2037	3,730,849
	Citigroup Financial Products, Inc.
1,311,726	Series 2007-AMC3-A2D (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.20%		03/25/2037	1,163,418
	Citigroup Mortgage Loan Trust, Inc.
324,296	Series 2005-9-21A1	5.50%		11/25/2035	305,140
607,001	Series 2006-4-2A1A	6.00%		12/25/2035	607,443
3,776,034	Series 2006-AR3-1A1A	5.65	%(b)	06/25/2036	3,574,380
1,957,614	Series 2006-FX1-A6	7.35	%(d)	10/25/2036	1,131,866
7,947,833	Series 2006-WF1-A2D	6.42	%(d)	03/25/2036	3,681,408
8,322,977	Series 2006-WF2-A2D (30 day avg SOFR US)	6.66	%(d)	05/25/2036	2,961,846
1,338,890	Series 2007-10-1A1A	5.16	%(b)	04/25/2037	1,279,451
506,742	Series 2007-12-2A1	6.50	%(a)(b)	10/25/2036	248,921
13,692,331	Series 2007-9-1A1	5.75	%(a)	04/25/2047	7,318,115
550,569	Series 2007-9-2A2 (1 mo. Term SOFR)	6.50	%(a)(b)	05/25/2037	495,708
31,405,862	Series 2007-AMC2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.13	%(a)	01/25/2037	29,645,591
1,566,215	Series 2007-AR8-1A1A	3.69	%(b)	08/25/2047	1,371,654
3,215,743	Series 2007-OPX1-A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.25%		01/25/2037	1,387,753
3,165,345	Series 2007-OPX1-A3A	7.47	%(d)	01/25/2037	1,368,536
6,977,559	Series 2007-OPX1-A5A	7.26	%(d)	01/25/2037	3,017,957
2,428,360	Series 2010-7-9A4	6.00	%(a)(b)	10/25/2037	2,173,388
10,396,455	Series 2010-8-7A4	6.00	%(a)(b)	06/25/2037	9,739,438
2,097,472	Series 2014-8-3A2	6.00	%(a)(b)	03/25/2037	1,877,363
89,475,382	Series 2019-A-PT1	3.92	%(a)	10/25/2058	74,720,176
139,347,579	Series 2019-D-PT1	3.56	%(a)(b)	04/25/2064	116,870,536
163,262,331	Series 2020-RP1-A1	1.50	%(a)(b)	08/25/2064	147,367,241
26,293,400	Series 2020-RP1-M1	2.00	%(a)(b)	08/25/2064	20,580,149
22,116,950	Series 2020-RP1-M2	2.50	%(a)(b)	08/25/2064	17,175,457
18,676,200	Series 2020-RP1-M3	2.75	%(a)(b)	08/25/2064	14,005,191
48,657,807	Series 2020-RP1-PT5	6.46	%(a)(b)	08/25/2064	40,034,573
7,869,132	Series 2021-JL1-A	2.75	%(a)(b)	02/27/2062	7,691,479
211,948,838	Series 2021-RP2-A1	1.75	%(a)(b)	03/25/2065	193,113,601
34,186,100	Series 2021-RP2-M1	3.25	%(a)(b)	03/25/2065	29,700,638
28,635,750	Series 2021-RP2-M2	3.40	%(a)(b)	03/25/2065	23,980,090
26,589,300	Series 2021-RP2-M3	3.40	%(a)(b)	03/25/2065	21,223,744
77,996,954	Series 2021-RP2-PT1	5.48	%(a)(b)	03/25/2065	65,555,504
	Citimortgage Alternative Loan Trust
1,183,816	Series 2006-A1-1A5	5.50%		04/25/2036	1,096,756
1,365,714	Series 2006-A2-A2	6.00%		05/25/2036	1,304,420
1,332,865	Series 2006-A3-1A13	6.00%		07/25/2036	1,186,391
1,128,883	Series 2006-A4-1A8	6.00%		09/25/2036	1,053,890
1,168,922	Series 2006-A5-3A3Pool 2006-A5	6.00%		10/25/2036	986,113
3,451,703	Series 2006-A6-1A2 (1 mo. Term SOFR + 0.61%, 6.00% Floor, 6.00% Cap)	6.00%		11/25/2036	3,201,378
1,738,660	Series 2007-A1-1A5	6.00%		01/25/2037	1,588,497
847,712	Series 2007-A1-1A7	6.00%		01/25/2037	774,497
2,298,693	Series 2007-A1-1A8 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.45%		01/25/2037	1,920,367
2,169,072	Series 2007-A1-1A9 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.55	%(f)(g)	01/25/2037	174,558
1,714,852	Series 2007-A3-1A1	6.00	%(h)	03/25/2037	1,543,277
3,946,423	Series 2007-A3-1A3 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.55	%(f)(g)	03/25/2037	317,287
1,546,519	Series 2007-A3-1A4	5.75%		03/25/2037	1,369,711
2,829,079	Series 2007-A4-1A3 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.18%		04/25/2037	2,323,537

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,829,079	Series 2007-A4-1A4 (-1 x 1 mo. Term SOFR + 6.56%, 0.00% Floor, 6.67% Cap)	2.82	%(f)(g)	04/25/2037	373,178
2,996,339	Series 2007-A4-1A5	5.75%		04/25/2037	2,671,264
388,234	Series 2007-A5-1A11	6.00%		05/25/2037	362,038
5,118,579	Series 2007-A5-1A8	6.00%		05/25/2037	4,773,217
171,390	Series 2007-A8-A1	6.00%		10/25/2037	159,990
	CitiMortgage, Inc.
1,374,315	Series 2005-1-1A4	5.50%		02/25/2035	1,349,614
	Colony American Finance Ltd.
9,000,000	Series 2020-3-D	2.95	%(a)(b)	08/15/2053	7,959,993
	COLT Funding LLC
14,812,000	Series 2021-5-M1	3.26	%(a)(b)	11/26/2066	11,679,280
4,294,000	Series 2021-HX1-B1	3.11	%(a)(b)	10/25/2066	3,264,118
4,130,000	Series 2021-HX1-B2	3.86	%(a)(b)	10/25/2066	3,256,956
6,000,000	Series 2021-HX1-M1	2.36	%(a)(b)	10/25/2066	4,553,288
5,552,000	Series 2024-6-M1	6.00	%(a)(b)	11/25/2069	5,589,462
10,168,000	Series 2024-7-M1	6.45	%(a)(b)	12/26/2069	10,320,129
2,849,012	Series 2025-6-A3	5.89	%(a)(d)	08/25/2070	2,874,128
3,000,000	Series 2025-6-M1	6.27	%(a)(b)	08/25/2070	3,040,580
1,850,000	Series 2025-7-M1	6.03	%(a)(b)	06/25/2070	1,869,876
	Countrywide Alternative Loan Trust
20,961,138	Series 2004-36CB-1A1	6.00%		02/25/2035	14,756,962
4,085,332	Series 2005-13CB-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.35%		05/25/2035	3,312,162
1,866,016	Series 2005-13CB-A3	5.50%		05/25/2035	1,615,226
1,964,409	Series 2005-20CB-2A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.35%		07/25/2035	1,125,057
4,010,669	Series 2005-20CB-2A2 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	1.15	%(f)(g)	07/25/2035	287,485
1,155,074	Series 2005-26CB-A11 (-2 x 1 mo. Term SOFR + 12.84%, 0.00% Floor, 13.05% Cap)	6.08	%(g)	07/25/2035	810,820
1,580,674	Series 2005-28CB-1A2 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	4.60%		08/25/2035	1,269,872
894,833	Series 2005-28CB-3A6	6.00%		08/25/2035	334,697
4,779,638	Series 2005-32T1-A9	5.50%		08/25/2035	2,550,093
1,730,298	Series 2005-46CB-A14	5.50%		10/25/2035	1,190,051
876,601	Series 2005-46CB-A20	5.50%		10/25/2035	602,902
3,352,363	Series 2005-48T1-A2	5.50%		11/25/2035	1,823,988
1,181,790	Series 2005-54CB-3A4	5.50%		11/25/2035	619,789
26,309,247	Series 2005-55CB-1A1	5.50%		11/25/2035	17,179,359
9,870,944	Series 2005-57CB-1A1	5.50%		12/25/2035	7,082,108
292,007	Series 2005-60T1-A7 (-7 x 1 mo. Term SOFR + 35.09%, 0.00% Floor, 35.93% Cap)	7.73	%(g)	12/25/2035	191,190
250,145	Series 2005-64CB-1A14	5.50%		12/25/2035	222,794
3,630,545	Series 2005-64CB-1A4	5.50%		12/25/2035	3,233,574
759,180	Series 2005-73CB-1A5 (1 mo. Term SOFR + 0.91%, 0.80% Floor, 5.50% Cap)	4.65%		01/25/2036	706,613
1,909,940	Series 2005-73CB-1A6 (-1 x 1 mo. Term SOFR + 4.59%, 0.00% Floor, 4.70% Cap)	0.85	%(f)(g)	01/25/2036	79,615
27,133,231	Series 2005-77T1-1A1	6.00%		02/25/2036	12,021,337
393,641	Series 2005-79CB-A5	5.50%		01/25/2036	211,431
16,630,982	Series 2005-80CB-4A1	6.00%		02/25/2036	7,168,434
18,379,328	Series 2005-85CB-1A1	6.00%		02/25/2036	6,813,217
992,643	Series 2005-85CB-2A6 (-4 x 1 mo. Term SOFR + 21.21%, 0.00% Floor, 21.63% Cap)	7.53	%(g)	02/25/2036	820,321
778,092	Series 2005-86CB-A5	5.50%		02/25/2036	432,479
2,751,431	Series 2005-J1-5A3	5.50%		02/25/2035	2,686,200
11,867	Series 2005-J1-7A1	5.50%		02/01/2035	9,655
1,000,608	Series 2005-J10-1A11	5.50%		10/25/2035	636,074
227,715	Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	4.55%		10/25/2035	130,864
106,672	Series 2005-J10-1A15	5.50%		10/25/2035	67,810
342,643	Series 2005-J11-1A3	5.50%		11/25/2035	182,675
315,129	Series 2005-J13-2A5 (1 mo. Term SOFR + 0.59%, 0.48% Floor, 5.50% Cap)	4.33%		11/25/2035	191,355

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
630,259	Series 2005-J13-2A6 (-1 x 1 mo. Term SOFR + 4.91%, 0.00% Floor, 5.02% Cap)	1.17	%(f)(g)	11/25/2035	44,027
371,760	Series 2005-J2-1A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.35%		04/25/2035	287,160
1,143,877	Series 2005-J2-1A6 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	1.15	%(f)(g)	04/25/2035	67,735
2,406,260	Series 2005-J3-2A8 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 5.50% Cap)	4.15%		05/25/2035	1,811,663
2,406,260	Series 2005-J3-2A9 (-1 x 1 mo. Term SOFR + 5.09%, 0.00% Floor, 5.20% Cap)	1.35	%(f)(g)	05/25/2035	157,550
2,436,313	Series 2006-12CB-A3 (1 mo. Term SOFR + 5.75%, 5.75% Floor)	5.75%		05/25/2036	1,141,486
3,002,693	Series 2006-12CB-A8	6.00%		05/25/2036	1,462,319
26,974,954	Series 2006-15CB-A1	6.50%		06/25/2036	12,078,888
2,477,376	Series 2006-16CB-A7	6.00%		06/25/2036	1,280,040
655,684	Series 2006-18CB-A12 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.45%		07/25/2036	253,890
655,684	Series 2006-18CB-A13 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.65	%(f)(g)	07/25/2036	75,298
3,185,669	Series 2006-19CB-A12 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.00% Cap)	4.25%		08/25/2036	1,345,995
4,319,958	Series 2006-19CB-A13 (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.75	%(f)(g)	08/25/2036	515,845
664,941	Series 2006-19CB-A15Pool 2006-1	6.00%		08/25/2036	368,826
4,104,563	Series 2006-23CB-2A3	6.50%		08/25/2036	1,164,970
1,189,331	Series 2006-24CB-A11	5.75%		08/25/2036	573,628
3,481,025	Series 2006-24CB-A14 (-1 x 1 mo. Term SOFR + 7.04%, 0.00% Floor, 7.15% Cap)	3.30	%(f)(g)	08/25/2036	682,743
2,791,329	Series 2006-24CB-A22	6.00%		08/25/2036	1,394,244
2,995,934	Series 2006-24CB-A5 (1 mo. Term SOFR + 0.71%, 0.06% Floor, 6.00% Cap)	4.45%		08/25/2036	1,210,525
1,392,876	Series 2006-26CB-A17	6.25%		09/25/2036	641,047
1,787,875	Series 2006-26CB-A9	6.50%		09/25/2036	853,511
2,381,720	Series 2006-29T1-1A2	6.25%		10/25/2036	1,282,206
355,364	Series 2006-29T1-2A12 (-7 x 1 mo. Term SOFR + 45.41%, 0.00% Floor, 46.15% Cap)	21.15	%(g)	10/25/2036	494,707
217,668	Series 2006-29T1-2A23 (-4 x 1 mo. Term SOFR + 32.87%, 0.00% Floor, 33.37% Cap)	16.70	%(g)	10/25/2036	252,365
1,841,724	Series 2006-2CB-A9	6.00%		03/25/2036	819,172
2,227,187	Series 2006-30T1-1A2	6.25%		11/25/2036	1,628,302
1,904,434	Series 2006-32CB-A1 (1 mo. Term SOFR + 0.78%, 0.67% Floor, 6.00% Cap)	4.52%		11/25/2036	849,564
3,176,595	Series 2006-32CB-A2 (-1 x 1 mo. Term SOFR + 5.22%, 0.00% Floor, 5.33% Cap)	1.48	%(f)(g)	11/25/2036	319,781
7,306,149	Series 2006-36T2-2A1	6.25%		12/25/2036	2,922,802
589,736	Series 2006-36T2-2A4	6.25%		12/25/2036	235,922
652,619	Series 2006-39CB-1A10	6.00%		01/25/2037	536,256
13,057,508	Series 2006-39CB-2A2 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.70	%(f)(g)	01/25/2037	741,984
4,446,698	Series 2006-39CB-2A4 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.30%		01/25/2037	482,924
1,031,951	Series 2006-40T1-1A11	6.00%		01/25/2037	618,422
1,756,481	Series 2006-40T1-1A4 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.60	%(f)(g)	01/25/2037	192,024
2,632,339	Series 2006-41CB-1A10	6.00%		01/25/2037	1,312,446
6,437,837	Series 2006-41CB-1A15 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.55	%(f)(g)	01/25/2037	693,665
6,437,837	Series 2006-41CB-1A2 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.45%		01/25/2037	2,454,987
2,771,910	Series 2006-41CB-1A9	6.00%		01/25/2037	1,382,034
3,399,303	Series 2006-42-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.45%		01/25/2047	1,408,624
3,399,303	Series 2006-42-1A2 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.55	%(f)(g)	01/25/2047	374,302
2,263,759	Series 2006-42-1A3	6.00%		01/25/2047	1,210,752
2,541,464	Series 2006-43CB-1A12	5.75%		02/25/2037	1,205,309

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
8,793,133	Series 2006-43CB-1A6	6.00%		02/25/2037	4,331,956
9,721,598	Series 2006-45T1-1A1 (1 mo. Term SOFR + 0.61%, 6.00% Floor, 6.00% Cap)	6.00%		02/25/2037	3,414,393
3,135,999	Series 2006-45T1-1A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.45%		02/25/2037	834,120
3,135,999	Series 2006-45T1-1A5 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.55	%(f)(g)	02/25/2037	261,216
1,348,746	Series 2006-45T1-2A2	6.00%		02/25/2037	725,077
5,145,293	Series 2006-4CB-1A1	6.00%		04/25/2036	2,334,494
505,492	Series 2006-6CB-1A4Pool 0066CB	5.50%		05/25/2036	414,213
4,000,801	Series 2006-7CB-1A14	6.00%		05/25/2036	2,020,392
6,976,675	Series 2006-7CB-1A16	6.00%		05/25/2036	3,523,198
2,137,653	Series 2006-7CB-1A6	6.00%		05/25/2036	1,085,132
2,165,040	Series 2006-7CB-1A9	6.00%		05/25/2036	1,093,338
798,710	Series 2006-9T1-A11	6.00%		05/25/2036	303,954
1,613,920	Series 2006-J1-1A10	5.50%		02/25/2036	1,079,429
3,274,582	Series 2006-J1-1A3	5.50%		02/25/2036	2,190,119
748,188	Series 2006-J4-2A2	6.00%		07/25/2036	416,086
1,035,999	Series 2006-J7-1A1	6.25%		11/25/2036	474,000
23,611,820	Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.04%		03/20/2047	20,808,167
1,963,868	Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	4.97%		06/25/2046	1,968,640
581,407	Series 2007-11T1-A24 (-6 x 1 mo. Term SOFR + 39.21%, 0.00% Floor, 39.90% Cap)	16.82	%(g)	05/25/2037	676,113
9,083,009	Series 2007-12T1-A11	6.00%		06/25/2037	3,993,973
7,955,564	Series 2007-15CB-A1	6.00%		07/25/2037	6,600,570
4,746,198	Series 2007-15CB-A2	5.75%		07/25/2037	2,651,702
5,693,718	Series 2007-15CB-A5	5.75%		07/25/2037	3,181,082
7,080,944	Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.30%		08/25/2037	2,177,923
2,050,465	Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)	22.53	%(g)	08/25/2037	2,800,536
2,239,899	Series 2007-16CB-4A7	6.00%		08/25/2037	1,617,953
4,596,536	Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)	12.21	%(g)	08/25/2037	4,014,384
660,733	Series 2007-18CB-2A25	6.00%		08/25/2037	384,674
577,413	Series 2007-19-1A10 (-6 x 1 mo. Term SOFR + 38.31%, 0.00% Floor, 39.00% Cap)	15.92	%(g)	08/25/2037	599,872
10,348,933	Series 2007-19-1A34	6.00%		08/25/2037	4,710,142
8,486,729	Series 2007-19-1A4	6.00%		08/25/2037	3,862,591
26,890,368	Series 2007-19-2A1	6.50%		08/25/2037	11,230,028
2,626,233	Series 2007-21CB-2A2 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	13.02	%(g)	09/25/2037	2,015,043
17,434,196	Series 2007-22-2A16	6.50%		09/25/2037	6,105,506
6,451,343	Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.35%		09/25/2037	2,201,839
9,155,793	Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.65	%(f)(g)	09/25/2037	1,484,287
935,627	Series 2007-24-A2 (-6 x 1 mo. Term SOFR + 41.01%, 0.00% Floor, 41.70% Cap)	18.62	%(g)	10/25/2037	731,688
1,870,859	Series 2007-24-A3 (-1 x 1 mo. Term SOFR + 6.84%, 0.00% Floor, 6.95% Cap)	3.10	%(f)(g)	10/25/2037	242,455
3,069,148	Series 2007-24-A4 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 7.00% Cap)	4.55%		10/25/2037	640,245
4,059,210	Series 2007-24-A6 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 7.00% Cap)	4.85%		10/25/2037	906,319
2,935,219	Series 2007-2CB-1A4 (1 mo. Term SOFR + 1.11%, 5.75% Floor, 100.00% Cap)	5.75%		03/25/2037	1,474,453
3,335,717	Series 2007-5CB-1A18 (-1 x 1 mo. Term SOFR + 5.54%, 0.00% Floor, 5.65% Cap)	1.80	%(f)(g)	04/25/2037	385,946
3,335,717	Series 2007-5CB-1A23 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 6.00% Cap)	4.40%		04/25/2037	1,276,698
13,286,092	Series 2007-5CB-1A31	5.50%		04/25/2037	5,900,095
5,708,768	Series 2007-5CB-2A1	6.00%		04/25/2037	2,514,633
4,442,968	Series 2007-6-A1	5.75%		04/25/2047	2,250,970

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,871,750	Series 2007-6-A4	5.75%		04/25/2047	2,468,206
1,279,533	Series 2007-7T2-A8	6.00%		04/25/2037	513,307
220,930	Series 2007-8CB-A12 (-6 x 1 mo. Term SOFR + 39.51%, 0.00% Floor, 40.20% Cap)	17.12	%(g)	05/25/2037	270,564
235,839	Series 2007-8CB-A8 (-6 x 1 mo. Term SOFR + 39.39%, 0.00% Floor, 40.08% Cap)	17.00	%(g)	05/25/2037	286,899
385,648	Series 2007-9T1-1A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.35%		05/25/2037	133,619
385,648	Series 2007-9T1-1A5 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.65	%(f)(g)	05/25/2037	40,323
1,412,121	Series 2007-9T1-2A1	6.00%		05/25/2037	571,464
14,713,235	Series 2007-HY2-1A	4.94	%(b)	03/25/2047	13,944,404
10,677,751	Series 2007-HY4-4A1	4.32	%(b)	06/25/2037	10,430,573
	Countrywide Asset-Backed Certificates
17,544,000	Series 2005-11-MF1	5.35	%(b)	02/25/2036	15,300,191
15,815,498	Series 2006-25-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.13%		06/25/2047	15,149,044
4,464,171	Series 2006-26-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.13%		06/25/2037	4,189,054
20,195,140	Series 2007-4-A5	4.36	%(d)	04/25/2047	15,714,881
8,024,321	Series 2007-BC1-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.13%		05/25/2037	7,748,527
	Countrywide Home Loan Mortgage Pass Through Trust
317,532	Series 2003-60-4A1	6.77	%(b)	02/25/2034	316,888
449,239	Series 2004-R2-1AF1 (1 mo. Term SOFR + 0.53%, 0.42% Floor, 9.50% Cap)	4.41	%(a)	11/25/2034	429,063
437,108	Series 2004-R2-1AS	1.97	%(a)(b)(f)	11/25/2034	25,581
11,329,220	Series 2005-17-2A1	5.50%		09/25/2035	4,819,942
2,031,234	Series 2005-18-A1	5.50%		10/25/2035	962,775
1,740,929	Series 2005-20-A5	5.50%		10/25/2035	1,024,124
1,274,307	Series 2005-20-A8	5.25%		10/25/2035	745,601
5,471,267	Series 2005-23-A1	5.50%		11/25/2035	2,997,785
1,244,558	Series 2005-24-A8	5.50%		11/25/2035	621,096
1,800,436	Series 2005-26-1A12	5.50%		11/25/2035	1,048,293
428,027	Series 2005-27-2A1	5.50%		12/25/2035	162,489
720,397	Series 2005-28-A7	5.25%		11/01/2035	365,786
5,207,175	Series 2005-HYB1-4A1	4.92	%(b)	03/25/2035	4,920,971
26,857	Series 2005-HYB8-1A1	5.33	%(b)	12/20/2035	26,803
4,717,209	Series 2005-HYB8-4A1	4.50	%(b)	12/20/2035	4,285,100
487,042	Series 2005-J3-2A4	4.50%		09/25/2035	429,564
565,154	Series 2005-J4-A5	5.50%		11/25/2035	466,002
136,114	Series 2005-R1-1AF1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 9.50% Cap)	4.21	%(a)	03/25/2035	131,904
136,332	Series 2005-R1-1AS	2.07	%(a)(b)(f)	03/25/2035	6,702
6,189,240	Series 2006-1-A2	6.00%		03/25/2036	2,999,777
4,174,649	Series 2006-14-A5	6.25%		09/25/2036	1,619,438
2,972,653	Series 2006-16-2A1	6.50%		11/25/2036	769,484
1,225,156	Series 2006-20-1A21	6.00%		02/25/2037	532,418
13,272,035	Series 2006-8-1A3	6.00%		05/25/2036	7,636,363
157,180	Series 2006-J3-A4	5.50%		05/25/2036	157,487
3,806,570	Series 2007-10-A7	6.00%		07/25/2037	1,675,613
12,915,950	Series 2007-11-A1	6.00%		08/25/2037	5,378,788
6,266,430	Series 2007-12-A9	5.75%		08/25/2037	3,100,023
2,775,090	Series 2007-13-A1	6.00%		08/25/2037	1,241,052
4,547,138	Series 2007-13-A10	6.00%		08/25/2037	2,033,533
3,084,734	Series 2007-15-1A1	6.25%		09/25/2037	1,812,862
430,867	Series 2007-15-1A16	6.25%		09/25/2037	253,215
1,241,310	Series 2007-15-1A2	6.25%		09/25/2037	729,243
1,515,806	Series 2007-15-1A29	6.25%		09/25/2037	890,790
2,348,590	Series 2007-17-1A2	6.00%		10/25/2037	1,600,239
317,549	Series 2007-18-1A1	6.00%		11/25/2037	135,952
1,299,301	Series 2007-2-A2	6.00%		03/25/2037	542,670
34,102,522	Series 2007-21-1A1	6.25%		02/25/2038	14,686,098
3,511,582	Series 2007-3-A1	6.00%		04/25/2037	1,577,617
1,352,434	Series 2007-3-A12	6.00%		04/25/2037	607,596
3,100,048	Series 2007-4-1A39	6.00%		05/25/2037	1,246,110
1,056,696	Series 2007-5-A2	5.75%		05/25/2037	493,291

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,080,850	Series 2007-7-A1	6.00%		06/25/2037	1,904,557
1,833,988	Series 2007-7-A11	5.50%		06/25/2037	786,597
1,223,299	Series 2007-7-A2	5.75%		06/25/2037	547,797
4,281,760	Series 2007-8-1A4	6.00%		01/25/2038	1,750,542
2,247,052	Series 2007-8-1A5	5.44%		01/25/2038	853,159
3,641,985	Series 2007-8-1A8	6.00%		01/25/2038	1,489,003
5,217,182	Series 2007-8-1A9 (1 mo. Term SOFR + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%		01/25/2038	2,105,078
4,991,005	Series 2007-9-A1	5.75%		07/25/2037	2,229,473
656,855	Series 2007-9-A11	5.75%		07/25/2037	293,416
2,626,900	Series 2007-HY1-1A1	4.59	%(b)	04/25/2037	2,453,453
7,275,216	Series 2007-HYB1-2A1	4.02	%(b)	03/25/2037	6,192,023
390,670	Series 2007-J3-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.35%		07/25/2037	123,813
1,953,348	Series 2007-J3-A2 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.65	%(f)(g)	07/25/2037	177,136
	Credit Suisse First Boston Mortgage Securities Corp.
1,588,508	Series 2005-10-5A4	5.50%		11/25/2035	1,110,775
334,428	Series 2005-10-5A5	5.50%		11/25/2035	233,871
	Credit Suisse Management LLC
3,370,121	Series 2005-11-2A1	6.00%		12/25/2035	2,176,111
4,526,467	Series 2005-12-5A1	5.25%		01/25/2036	3,952,874
9,680,346	Series 2005-12-7A1 (1 mo. Term SOFR)	7.00%		01/25/2036	1,568,652
2,165,626	Series 2005-8-3A10	5.50%		09/25/2035	1,685,823
3,360,741	Series 2005-8-7A1	7.00%		09/25/2035	1,346,826
	Credit Suisse Mortgage Capital Certificates
704,396	Series 2005-1R-2A5	5.75	%(a)	12/26/2035	460,102
11,358,075	Series 2006-1-2A1	6.00%		02/25/2036	3,001,865
2,225,306	Series 2006-2-5A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 6.00% Cap)	4.55%		03/25/2036	663,850
12,438,440	Series 2006-2-5A2 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	1.45	%(f)(g)	03/25/2036	1,006,180
2,590,910	Series 2006-2-5A3	6.25%		03/25/2036	985,823
7,012,038	Series 2006-2-5A4	6.00%		03/25/2036	2,562,643
745,679	Series 2006-3-4A3	5.50%		04/25/2036	458,742
450,782	Series 2006-3-4A4	5.50%		04/25/2036	277,321
2,364,579	Series 2006-4-1A8 (1 mo. Term SOFR + 1.11%, 6.00% Floor, 6.00% Cap)	6.00%		05/25/2036	1,219,513
20,337,536	Series 2006-4-4A1	7.00	%(b)	05/25/2036	5,089,452
7,094,686	Series 2006-4-6A1	6.00%		05/25/2036	2,473,340
6,519,187	Series 2006-6-1A4	6.00%		07/25/2036	2,843,452
10,035,754	Series 2006-6-3A1	7.00%		07/25/2036	2,136,914
109,972	Series 2006-7-3A11	6.00%		08/25/2036	37,563
1,375,783	Series 2006-7-7A5	6.00%		08/25/2036	1,033,300
1,461,891	Series 2006-9-2A1	5.50%		11/25/2036	1,383,460
6,596,751	Series 2006-9-3A1	6.00%		11/25/2036	5,805,781
2,835,371	Series 2006-9-4A1	6.00%		11/25/2036	1,540,022
1,353,268	Series 2006-9-6A14	6.00%		11/25/2036	953,318
219,855	Series 2006-9-6A15 (-6 x 1 mo. Term SOFR + 39.21%, 0.00% Floor, 39.90% Cap)	15.49	%(g)	11/25/2036	283,456
8,017,628	Series 2007-1-1A4 (30 day avg SOFR US)	6.13%		02/25/2037	1,877,328
5,498,577	Series 2007-1-3A1	6.00%		02/25/2026	635,884
19,515	Series 2007-2-2A1	5.00%		03/25/2037	14,774
18,073,836	Series 2007-5-3A19	6.00%		08/25/2037	13,986,469
7,934,988	Series 2007-5-3A9	6.00%		08/25/2037	6,140,911
1,865,662	Series 2008-2R-1A1	6.00	%(a)	07/25/2037	1,608,534
8,270,846	Series 2009-11R-4A1	7.00	%(a)(b)	09/26/2037	2,083,588
5,751,609	Series 2009-12R-5A1	6.00	%(a)	06/27/2036	2,753,078
1,144,086	Series 2010-13R-1A2	5.50	%(a)(b)	12/26/2035	1,001,342
11,112,175	Series 2010-17R-6A1	3.93	%(a)(b)	06/26/2037	10,879,956
4,626,953	Series 2010-4R-3A17	6.00	%(a)(b)	06/26/2037	4,251,019
2,284,440	Series 2010-4R-8A17	6.00	%(a)(b)	06/26/2037	2,098,832
8,060,296	Series 2010-7R-1A17	6.00	%(a)(b)	01/26/2037	4,183,687
6,365,321	Series 2012-10R-4A2	4.54	%(a)(b)	08/26/2046	4,317,745
7,241,018	Series 2013-9R-A1	3.00	%(a)(b)	05/27/2043	6,602,795

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
60,263,257	Series 2017-RPL2-PT	0.00	%(a)(b)	02/25/2056	47,617,844
150,245,662	Series 2019-RPL6-PT1	4.13	%(a)(b)	11/25/2058	129,684,543
4,227,000	Series 2020-AFC1-B1	3.45	%(a)(b)	02/25/2050	3,390,118
150,441,700	Series 2020-RPL1-PT1	3.29	%(a)(b)	10/25/2069	123,944,329
7,469,850	Series 2021-NQM1-B1	2.83	%(a)(b)	05/25/2065	5,776,731
6,225,825	Series 2021-NQM5-M1	2.17	%(a)(b)	05/25/2066	4,071,241
3,180,040	Series 2021-NQM6-B1	3.29	%(a)(b)	07/25/2066	2,336,462
7,445,317	Series 2021-NQM6-M1	2.58	%(a)(b)	07/25/2066	5,428,332
22,824,620	Series 2021-RPL9-A1	3.87	%(a)(b)	02/25/2061	22,755,548
	Credit-Based Asset Servicing and Securitization LLC
6,492,955	Series 2006-CB4-AV3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	2.89%		05/25/2036	4,506,968
	CSAB Mortgage Backed Trust
3,768,381	Series 2006-3-A4B	6.61	%(d)	11/25/2036	491,910
2,112,588	Series 2006-4-A6A	6.18	%(d)	12/25/2036	292,625
7,601,167	Series 2007-1-1A1A	5.90	%(b)	05/25/2037	1,591,323
	CSMCM Trust
6,352,902	Series 2019-RPL6-CERT	0.00	%(a)(b)	11/25/2058	5,028,859
7,865,049	Series 2020-RPL1-CERT	3.23	%(a)(b)	01/25/2046	6,156,075
	DB US Financial Markets Holding Corp.
3,106,292	Series 2014-RS1-3A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.00% Cap)	4.47	%(a)	10/27/2036	2,417,501
	Deutsche ALT-A Securities, Inc.
6,217,425	Series 2005-4-A5	5.50	%(b)	09/25/2035	5,669,313
121,804	Series 2005-5-1A6 (-7 x 1 mo. Term SOFR + 35.09%, 0.00% Floor, 35.93% Cap)	7.73	%(g)	11/25/2035	238,614
442,331	Series 2005-5-2A1 (1 mo. Term SOFR + 0.31%, 0.20% Floor, 5.50% Cap)	4.05%		11/25/2035	169,064
1,335,003	Series 2005-5-2A2 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	1.45	%(f)(g)	11/25/2035	101,256
3,795,590	Series 2005-6-2A1	5.50%		12/25/2035	3,248,322
2,334,188	Series 2006-AB1-A1C	5.67	%(b)	02/25/2036	2,144,432
315,410	Series 2006-AB2-A2 (1 mo. Term SOFR)	6.16%		06/25/2036	292,621
558,674	Series 2006-AB4-A1A (30 day avg SOFR US)	6.01%		10/25/2036	490,037
7,801,423	Series 2006-AB4-A2	5.65	%(b)	10/25/2036	6,844,973
555,757	Series 2006-AB4-A3	5.90	%(b)	10/25/2036	487,522
807,853	Series 2006-AB4-A3A1	5.90	%(b)	10/25/2036	707,759
1,591,423	Series 2006-AB4-A6A1	6.37	%(d)	10/25/2036	1,393,425
10,804,403	Series 2007-2-2A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.15%		09/25/2047	9,474,819
13,207,591	Series 2007-OA3-A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.35%		07/25/2047	11,642,088
	Deutsche Mortgage Securities, Inc.
3,417,281	Series 2006-PR1-3A1	6.71	%(a)(g)	04/15/2036	3,162,951
453,677	Series 2006-PR1-4AI1	6.70	%(a)(g)	04/15/2036	436,943
740,054	Series 2006-PR1-4AI2	7.23	%(a)(g)	04/15/2036	723,016
213,410	Series 2006-PR1-5AI1	7.76	%(a)(g)	04/15/2036	215,152
1,880,327	Series 2006-PR1-5AI3	7.16	%(a)(g)	04/15/2036	1,808,443
31,152,085	Series 2006-PR1-5AI4	6.71	%(a)(g)	04/15/2036	29,870,915
	Ellington Financial Mortgage Trust
18,800,000	Series 2025-INV5-A3	5.38	%(a)(d)	12/01/2070	18,847,102
1,550,000	Series 2025-INV5-M1	5.84	%(a)(b)	12/01/2070	1,552,867
3,000,000	Series 2025-NQM4-M1A	5.62	%(a)(b)	09/25/2070	3,002,388
9,540,000	Series 2025-NQM5-M1	5.77	%(a)(b)	11/25/2070	9,562,749
3,500,000	Series 2025-NQM6-A3	5.40	%(a)(d)	12/25/2070	3,509,380
15,234,000	Series 2025-NQM6-M1	5.80	%(a)(b)	12/25/2070	15,347,539
	Equifirst Loan Securitization Trust
7,287,897	Series 2007-1-A2B (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.23%		04/25/2037	6,852,707
	Fannie Mae Connecticut Avenue Securities
16,000,000	Series 2025-R04-1M2 (30 day avg SOFR US + 1.50%, 0.00% Floor)	5.37	%(a)	05/25/2045	16,031,286
	FBR Securitization Trust
22,750,000	Series 2005-2-M4 (1 mo. Term SOFR + 1.04%, 0.93% Floor, 14.00% Cap)	4.78%		09/25/2035	20,788,395
5,500,000	Series 2005-5-M3 (1 mo. Term SOFR + 0.85%, 0.74% Floor, 14.00% Cap)	4.58%		11/25/2035	5,269,334

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Fieldstone Mortgage Investment Corp.
2,665,700	Series 2007-1-2A2 (1 mo. Term SOFR + 0.38%, 0.27% Floor, 12.25% Cap)	4.12%		04/25/2047	1,978,809
	Figure line of credit trust
9,755,264	Series 2020-1-A	4.04	%(a)(b)	09/25/2049	9,539,102
	First Franklin Mortgage Loan Asset Backed Certificates
7,487,708	Series 2006-FF8-M1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.22%		07/25/2036	6,602,835
4,000,000	Series 2006-FF9-2A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.35%		06/25/2036	3,764,234
16,098,448	Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.13%		03/25/2037	8,478,212
19,359,099	Series 2007-FF2-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.15%		03/25/2037	9,285,321
	First Horizon Alternative Mortgage Securities
2,498,362	Series 2005-AA4-1A1	4.92	%(b)	05/25/2035	1,062,755
3,105,285	Series 2005-FA8-1A4	5.50%		11/25/2035	1,358,579
229,663	Series 2005-FA8-2A1	5.00%		02/25/2037	223,775
819,396	Series 2006-AA3-A1	5.00	%(b)	06/25/2036	644,919
1,776,888	Series 2006-FA1-1A12	6.00%		04/25/2036	712,688
5,962,567	Series 2006-FA1-1A3	5.75%		04/25/2036	2,293,529
1,164,296	Series 2006-FA2-1A5	6.00%		05/25/2036	425,468
1,863,335	Series 2006-FA8-1A5	6.00%		02/25/2037	656,082
2,477,331	Series 2006-RE1-A1	5.50	%(b)	05/25/2035	1,536,763
10,078,915	Series 2007-FA3-A3	6.00%		06/25/2037	3,019,820
518,612	Series 2007-FA3-A4	6.00%		06/25/2037	155,385
578,840	Series 2007-FA4-1A13	6.25%		08/25/2037	193,890
1,786,923	Series 2007-FA4-1A4	6.25%		08/25/2037	598,552
1,015,974	Series 2007-FA4-1A5	6.25%		08/25/2037	340,313
	First Horizon Asset Securities, Inc.
863,883	Series 2006-1-1A2	6.00%		05/25/2036	329,978
1,532,673	Series 2007-4-1A1	6.00%		08/25/2037	518,251
	FirstKey Homes Trust
16,350,000	Series 2021-SFR1-E1	2.39	%(a)	08/17/2038	16,075,611
11,500,000	Series 2021-SFR1-E2	2.49	%(a)	08/17/2038	11,304,819
8,000,000	Series 2021-SFR2-D	2.06	%(a)	09/17/2038	7,837,158
8,000,000	Series 2021-SFR2-E1	2.26	%(a)	09/17/2038	7,839,664
8,000,000	Series 2021-SFR2-E2	2.36	%(a)	09/17/2038	7,840,124
34,891,000	Series 2021-SFR3-B	2.44	%(a)	12/17/2038	34,166,530
29,584,000	Series 2021-SFR3-C	2.54	%(a)	12/17/2038	28,943,498
22,626,000	Series 2021-SFR3-D	2.79	%(a)	12/17/2038	22,182,641
45,314,000	Series 2021-SFR3-E1	2.99	%(a)	12/17/2038	44,394,185
25,293,000	Series 2021-SFR3-E2	3.08	%(a)	12/17/2038	24,768,264
10,174,000	Series 2021-SFR3-F1	3.58	%(a)	12/17/2038	9,963,093
	Freddie Mac Structured Agency Credit Risk Debt Notes
75,600,000	Series 2022-DNA3-M1B (30 day avg SOFR US + 2.90%, 0.00% Floor)	6.77	%(a)	04/25/2042	77,520,633
32,416	Series 2024-DNA3-M1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	4.87	%(a)	10/25/2044	32,407
17,307,447	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.07	%(a)	08/25/2044	17,326,049
23,000,000	Series 2024-HQA2-M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	5.67	%(a)	08/25/2044	23,159,652
14,259,300	Series 2025-DNA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)	4.82	%(a)	01/25/2045	14,266,840
22,037,338	Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	4.92	%(a)	01/25/2045	22,048,625
13,833,000	Series 2025-DNA1-M2 (30 day avg SOFR US + 1.35%, 0.00% Floor)	5.22	%(a)	01/25/2045	13,854,994
	Freedom Mortgage Parent LLC
62,350,000	Series 2020-GT1-A	4.45	%(a)(b)	01/25/2026	62,081,359
72,500,000	Series 2021-GT1-A	3.62	%(a)(b)	07/25/2026	70,088,447
64,820,000	Series 2021-GT2-A	3.85	%(a)(b)	10/25/2026	62,878,401
	Fremont Home Loan Trust
100,556,808	Series 2006-D-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.13%		11/25/2036	60,091,019

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	FRTKL
7,750,000	Series 2021-SFR1-E1	2.37	%(a)	09/17/2038	7,587,640
6,650,000	Series 2021-SFR1-E2	2.52	%(a)	09/17/2038	6,506,230
	GCAT
2,751,000	Series 2019-NQM3-M1	3.45	%(a)(b)	11/25/2059	2,597,623
7,096,000	Series 2021-NQM2-M1	2.54	%(a)(b)	05/25/2066	5,374,777
8,405,000	Series 2021-NQM6-B1	4.42	%(a)(b)	08/25/2066	6,979,715
4,507,282	Series 2025-NQM3-A3	5.96	%(a)(d)	05/25/2070	4,557,830
5,000,000	Series 2025-NQM3-M1	6.33	%(a)(b)	05/25/2070	5,073,021
	GE-WMC Mortgage Securities LLC
29,840,994	Series 2006-1-A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.15%		08/25/2036	12,687,758
	GMAC Mortgage Corp. Loan Trust
1,440,798	Series 2005-AR5-3A1	4.64	%(b)	09/19/2035	1,140,235
	Greenpoint Mortgage Funding Trust
20,221,557	Series 2005-AR3-2A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap)	4.37%		08/25/2045	7,234,836
13,577,529	Series 2007-AR2-1A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.33%		04/25/2047	12,077,210
	GS Mortgage Securities Corp.
873,542	Series 2008-2R-1A1	4.03	%(a)(b)	09/25/2036	259,681
15,067,040	Series 2014-3R-2B (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.09	%(a)	09/26/2036	8,390,937
	GS Mortgage-Backed Securities Trust
77,301,649	Series 2020-RPL2-A1	1.75	%(a)(b)	05/25/2060	71,628,798
12,540,000	Series 2020-RPL2-M1	2.25	%(a)(b)	05/25/2060	10,277,957
10,237,000	Series 2020-RPL2-M2	2.75	%(a)(b)	05/25/2060	8,340,784
9,341,000	Series 2020-RPL2-M3	3.00	%(a)(b)	05/25/2060	7,463,919
31,703,868	Series 2020-RPL2-PT4	5.92	%(a)(h)	05/25/2060	27,719,453
13,432,974	Series 2025-NQM2-A1	5.65	%(a)(d)	06/25/2065	13,580,981
5,165,061	Series 2025-NQM2-A3	5.90	%(a)(d)	06/25/2065	5,212,818
1,000,000	Series 2025-NQM5-M1	5.75	%(a)(b)	07/25/2065	999,866
13,359,645	Series 2025-NQM6-A3	5.28	%(a)(d)	11/25/2029	13,359,087
7,333,000	Series 2025-NQM6-M1	5.70	%(a)(b)	11/25/2029	7,308,560
	GSAA Trust
93,147	Series 2005-12-AF3	5.07	%(b)	09/25/2035	61,466
7,388,142	Series 2006-10-AF3	5.98	%(b)	06/25/2036	1,622,849
5,287,820	Series 2006-10-AF4	6.80	%(d)	06/25/2036	1,157,927
10,022,289	Series 2006-15-AF4	6.46	%(d)	09/25/2036	2,511,454
1,563,507	Series 2006-18-AF3A	5.77	%(b)	11/25/2036	422,545
3,704,734	Series 2006-18-AF6	6.18	%(d)	11/25/2036	823,999
6,866,876	Series 2006-19-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.03%		12/25/2036	1,773,216
2,475,137	Series 2007-10-A2A	6.50%		11/25/2037	887,346
5,751,438	Series 2007-7-A5 (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.41%		07/25/2037	3,142,005
	GSAMP Trust
13,590,991	Series 2006-HE6-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.15%		08/25/2036	11,808,436
5,788,905	Series 2007-H1-A2B (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.25%		01/25/2047	2,952,980
	GSMPS Mortgage Loan Trust
5,104,780	Series 2005-RP2-1AF (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.20	%(a)	03/25/2035	4,773,304
5,104,780	Series 2005-RP2-1AS	0.23	%(a)(b)(f)	03/25/2035	99,653
3,396,056	Series 2005-RP3-1AF (1 mo. Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap)	4.20	%(a)	09/25/2035	2,925,643
3,396,056	Series 2005-RP3-1AS	0.14	%(a)(b)(f)	09/25/2035	65,416
12,511,529	Series 2006-RP1-1AF1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 9.15% Cap)	4.20	%(a)	01/25/2036	10,130,671
12,511,529	Series 2006-RP1-1AS	0.00	%(a)(b)(f)	01/25/2036	209,289
	GSR Mortgage Loan Trust
624,519	Series 2005-1F-1A2	5.50%		02/25/2035	604,886
622,406	Series 2005-1F-3A3	6.00%		01/25/2035	605,636
142,298	Series 2005-6F-3A5	6.00%		07/25/2035	139,288
1,510,536	Series 2005-6F-3A9 (-1 x 1 mo. Term SOFR + 6.79%, 0.00% Floor, 6.90% Cap)	3.05	%(f)(g)	07/25/2035	190,302
12,650	Series 2005-6F-4A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.35%		07/25/2035	12,353

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
80,704	Series 2005-7F-3A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.35%		09/25/2035	80,836
6,913,502	Series 2005-8F-3A5	6.00%		11/25/2035	2,272,915
1,655,523	Series 2005-8F-4A1	6.00%		11/25/2035	544,430
26,922	Series 2006-1F-1A2	5.50%		02/25/2036	195,520
262,206	Series 2006-2F-2A3	5.75%		02/25/2036	230,793
1,489,933	Series 2006-2F-3A3	6.00%		02/25/2036	600,292
1,789,406	Series 2006-2F-3A6	6.00%		02/25/2036	720,950
15,969,802	Series 2006-5F-3A1	6.50%		06/25/2036	5,270,170
4,001,889	Series 2006-6F-2A3	6.00%		07/25/2036	2,190,308
9,310,585	Series 2006-9F-4A1	6.50%		10/25/2036	3,169,201
28,008,092	Series 2006-OA1-3A1 (Enterprise 11th District COFI Replacement Index + 1.50%, 1.50% Floor)	4.42%		08/25/2046	4,510,616
51,093	Series 2007-1F-2A2	5.50%		01/25/2037	281,194
189,698	Series 2007-4F-1A1	5.00%		07/25/2037	510,116
10,739,398	Series 2007-4F-3A11	6.00%		07/25/2037	6,705,776
37,645,650	Series 2007-OA1-1A1 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	4.08%		05/25/2037	17,697,397
	Harborview Mortgage Loan Trust
5,126,553	Series 2005-2-1A (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.37%		05/19/2035	1,392,850
20,944,796	Series 2005-8-1A1A (1 mo. Term SOFR + 0.73%, 0.62% Floor, 11.00% Cap)	4.47%		09/19/2035	9,701,906
38,498,252	Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	5.58%		09/19/2035	15,108,785
2,893,948	Series 2006-10-2A1A (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.03%		11/19/2036	2,590,839
3,198,247	Series 2006-11-A1A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.19%		12/19/2036	2,905,642
24,564,858	Series 2006-14-1A1A (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.21%		01/25/2047	23,059,300
4,912,282	Series 2006-4-1A2A (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.23%		05/19/2046	2,497,422
48,958,769	Series 2006-8-1A1 (1 mo. Term SOFR + 0.51%, 0.00% Floor)	4.05%		07/21/2036	23,703,251
5,048,747	Series 2006-BU1-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	4.27%		02/19/2046	4,686,760
11,049,916	Series 2007-7-1A1 (1 mo. Term SOFR + 2.11%, 0.00% Floor, 10.50% Cap)	5.85%		10/25/2037	9,060,424
	Home Equity Asset Trust
197,735	Series 2003-3-M1 (1 mo. Term SOFR + 1.40%, 1.29% Floor)	5.14%		08/25/2033	195,181
	Home Partners of America Trust
3,658,824	Series 2019-2-C	3.02	%(a)	10/19/2039	3,563,078
3,892,366	Series 2019-2-D	3.12	%(a)	10/19/2039	3,781,224
7,326,807	Series 2019-2-E	3.32	%(a)	10/19/2039	7,118,284
	Homebanc Mortgage Trust
256,687	Series 2005-1-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor, 11.50% Cap)	4.58%		03/25/2035	246,763
10,350,000	Series 2005-3-M5 (1 mo. Term SOFR + 1.96%, 1.85% Floor, 11.50% Cap)	5.69%		07/25/2035	9,872,871
	HSBC Asset Loan Obligation
17,028,240	Series 2007-2-3A6	6.00%		09/25/2037	5,536,896
12,948,078	Series 2007-WF1-A3	6.23	%(d)	12/25/2036	3,988,290
	HSI Asset Securitization Corp.
26,204,360	Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.13%		10/25/2036	7,007,670
11,987,291	Series 2007-NC1-A2 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.13%		04/25/2037	7,831,497
51,968,747	Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.21%		04/25/2037	34,216,249
	Impac Secured Assets CMN Owner Trust
7,914,636	Series 2007-3-A1B (1 mo. Term SOFR + 0.59%, 0.48% Floor, 11.50% Cap)	4.33%		09/25/2037	7,000,968
	Imperial Fund Mortgage Trust
20,062,765	Series 2021-NQM4-A1	2.09	%(a)(b)	01/25/2057	17,724,548
10,386,498	Series 2021-NQM4-A2	2.30	%(a)(b)	01/25/2057	9,237,596
7,915,755	Series 2021-NQM4-A3	2.45	%(a)(b)	01/25/2057	7,058,666

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Indymac IMJA Mortgage Loan Trust
3,098,820	Series 2007-A1-A1	6.00%		08/25/2037	1,130,924
2,268,578	Series 2007-A1-A7	6.00%		08/25/2037	827,925
6,921,640	Series 2007-A2-1A1	6.00%		10/25/2037	2,885,381
10,522,959	Series 2007-A2-2A3	6.50%		10/25/2037	4,711,295
18,233,913	Series 2007-A2-3A1	7.00%		10/25/2037	3,896,365
15,510,134	Series 2007-A3-A1	6.25%		11/25/2037	5,867,800
12,760,584	Series 2007-A4-A1	6.25	%(b)	02/25/2038	3,533,463
	Indymac IMSC Mortgage Loan Trust
28,767,645	Series 2007-F1-2A1	6.50%		06/25/2037	6,669,839
429,052	Series 2007-F2-1A2	6.00%		07/25/2037	292,051
25,380,039	Series 2007-F2-2A1	6.50%		07/25/2037	7,447,168
2,521,717	Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.21%		07/25/2047	1,720,238
	Indymac INDA Mortgage Loan Trust
660,703	Series 2006-AR2-1A1	4.28	%(b)	09/25/2036	408,704
457,581	Series 2006-AR2-4A1	4.29	%(b)	09/25/2036	427,177
6,451,375	Series 2006-AR3-1A1	3.94	%(b)	12/25/2036	4,913,004
2,286,537	Series 2007-AR1-3A1	3.05	%(b)	03/25/2037	2,005,518
1,297,145	Series 2007-AR3-3A1	3.26	%(b)	07/25/2037	1,128,831
	Indymac Index Mortgage Loan Trust
4,507,449	Series 2005-AR15-A1	3.98	%(b)	09/25/2035	3,658,546
1,949,183	Series 2006-AR7-3A1	3.75	%(b)	05/25/2036	1,738,405
728,954	Series 2007-AR13-2A1	5.36	%(b)	07/25/2037	629,943
3,672,982	Series 2007-AR21-8A1	4.41	%(b)	09/25/2037	3,557,875
	Indymac Residential Asset Backed Trust
11,082,685	Series 2006-B-2A4 (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.41%		06/25/2036	10,342,836
8,528,139	Series 2006-D-2A4 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.09%		11/25/2036	7,192,537
7,277,298	Series 2007-B-1A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.23%		07/25/2037	2,864,558
7,277,298	Series 2007-B-1A2 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.23%		07/25/2037	2,864,558
	Invitation Homes Trust
33,442,000	Series 2024-SFR1-C	4.25	%(a)	09/17/2041	32,665,527
	JP Morgan Alternative Loan Trust
4,391,417	Series 2005-S1-2A11	6.00%		12/25/2035	2,894,888
1,407,795	Series 2005-S1-2A9	6.00%		12/25/2035	928,039
2,308,621	Series 2006-A2-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 11.50% Cap)	4.21%		05/25/2036	1,947,913
1,954,039	Series 2006-S1-1A8	5.75%		03/25/2036	885,255
	JP Morgan Mortgage Acquisition Corp.
2,179,200	Series 2005-WMC1-M4 (1 mo. Term SOFR + 1.01%, 0.90% Floor)	4.75%		09/25/2035	2,021,735
4,876,605	Series 2006-CH2-AF3	5.96	%(d)	09/25/2029	2,915,219
7,915,132	Series 2006-HE3-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	3.88%		11/25/2036	7,553,532
21,223,162	Series 2006-RM1-A3 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.09%		08/25/2036	9,455,613
19,615,392	Series 2006-RM1-A4 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.21%		08/25/2036	8,754,359
2,752,106	Series 2006-WF1-A5	6.91	%(d)	07/25/2036	714,157
3,765,532	Series 2006-WMC4-A1A (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.11%		12/25/2036	2,411,856
35,550,679	Series 2006-WMC4-A1B (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.31	%(f)	12/25/2036	4,154,641
9,690,000	Series 2007-CH3-M2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.17%		03/25/2037	8,960,692
	JP Morgan Mortgage Trust
2,780,498	Series 2005-S1-1A2	6.50%		01/25/2035	2,906,768
313,971	Series 2005-S2-2A13	5.50%		09/25/2035	231,419
889,585	Series 2006-S2-3A3	6.00%		07/25/2036	250,767
3,236,371	Series 2006-S2-3A5	6.25%		07/25/2036	949,688
1,785,900	Series 2006-S3-1A2	6.00%		08/25/2036	536,381
7,073,748	Series 2006-S3-1A21 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.50% Cap)	4.23%		08/25/2036	1,511,485
7,073,748	Series 2006-S3-1A22 (-1 x 1 mo. Term SOFR + 7.01%, 0.00% Floor, 7.12% Cap)	3.27	%(f)(g)	08/25/2036	923,762
832,183	Series 2006-S3-1A9	6.00%		08/25/2036	249,940

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,628,512	Series 2006-S4-A3	6.00%		01/25/2037	1,992,238
2,344,231	Series 2006-S4-A5	6.00%		01/25/2037	833,007
5,547,799	Series 2006-S4-A8 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.00% Cap)	4.23%		01/25/2037	1,443,674
5,547,799	Series 2006-S4-A9 (-1 x 1 mo. Term SOFR + 6.51%, 0.00% Floor, 6.62% Cap)	2.77	%(f)(g)	01/25/2037	770,395
535,983	Series 2007-A2-2A1	5.42	%(b)	04/25/2037	399,752
1,810,866	Series 2007-A3-3A2M	4.84	%(b)	05/25/2037	1,597,875
6,069,781	Series 2007-S1-2A6	6.00%		03/25/2037	2,193,527
1,707,700	Series 2007-S3-1A1	5.50%		08/25/2037	647,626
3,783,609	Series 2007-S3-1A35	6.00%		08/25/2037	1,566,003
1,684,468	Series 2007-S3-1A64	7.50%		08/25/2037	517,020
636,603	Series 2007-S3-1A9	6.00%		08/25/2037	263,011
3,488,667	Series 2007-S3-1A96	6.00%		08/25/2037	1,441,944
3,976,909	Series 2007-S3-1A97	6.00%		08/25/2037	1,643,823
17,765,343	Series 2024-NQM1-A1	5.59	%(a)(d)	02/25/2064	17,920,551
13,200,000	Series 2025-NQM4-M1A	5.64	%(a)(b)	03/25/2066	13,218,158
15,750,000	Series 2025-NQM5-A3	5.23	%(a)(d)	05/25/2065	15,805,799
3,200,000	Series 2025-NQM5-M1A	5.67	%(a)(b)	05/25/2065	3,214,544
3,000,000	Series 2025-NQM5-M1B	6.02	%(a)(b)	05/25/2065	3,013,610
	JP Morgan Reremic
4,504,723	Series 2009-4-3A2	6.00	%(a)(b)	02/26/2037	1,948,222
16,313,692	Series 2009-7-7A1	7.00	%(a)(b)	09/27/2037	6,955,813
7,594,439	Series 2010-1-1A4 (1 mo. Term SOFR)	6.00	%(a)	02/26/2037	3,202,730
5,103,975	Series 2010-1-2A11	7.00	%(a)(b)	01/26/2037	2,132,726
	Legacy Mortgage Asset Trust
100,812,222	Series 2019-RPL3-PT1	0.00	%(a)	06/25/2058	90,305,945
26,271,654	Series 2021-GS4-A2	7.55	%(a)(d)	11/25/2060	26,315,433
	Lehman Brothers Holdings, Inc.
16,778,324	Series 2007-1-1A1 (1 mo. Term SOFR + 0.32%, 0.21% Floor)	4.06	%(a)	06/25/2037	12,565,449
5,127,639	Series 2007-1-2A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.15	%(a)	06/25/2037	3,430,129
	Lehman Mortgage Trust
1,367,368	Series 2005-2-3A5	5.50%		12/25/2035	685,442
912,889	Series 2005-2-5A5	5.75%		12/25/2035	546,133
1,398,506	Series 2005-3-2A1	6.00%		01/25/2036	1,184,044
118,976	Series 2005-3-2A3	5.50%		01/25/2036	96,396
639,160	Series 2005-3-2A7	6.00%		01/25/2036	541,764
898,736	Series 2006-1-1A1 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	4.60%		02/25/2036	370,461
2,696,209	Series 2006-1-1A2 (-1 x 1 mo. Term SOFR + 4.64%, 0.00% Floor, 4.75% Cap)	0.90	%(f)(g)	02/25/2036	157,940
1,886,549	Series 2006-1-3A1 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	4.60%		02/25/2036	1,216,625
1,886,549	Series 2006-1-3A2 (-1 x 1 mo. Term SOFR + 4.64%, 0.00% Floor, 4.75% Cap)	0.90	%(f)(g)	02/25/2036	106,621
1,215,487	Series 2006-1-3A4	5.50%		02/25/2036	860,932
1,358,913	Series 2006-4-1A3 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.55	%(f)(g)	08/25/2036	119,046
863,696	Series 2006-4-1A4	6.00%		08/25/2036	647,838
5,463,457	Series 2006-5-2A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 7.50% Cap)	4.20%		09/25/2036	666,449
5,347,378	Series 2006-6-3A9	5.50%		10/25/2036	3,398,372
2,765,140	Series 2006-7-2A2 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.30%		11/25/2036	603,208
10,230,841	Series 2006-7-2A5	2.70	%(f)(g)	11/25/2036	1,224,916
1,581,888	Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)	12.99	%(g)	01/25/2037	1,541,928
1,713,105	Series 2006-9-1A5 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 5.75% Cap)	4.45%		01/25/2037	877,983
5,126,549	Series 2006-9-1A6 (-1 x 1 mo. Term SOFR + 5.04%, 0.00% Floor, 5.15% Cap)	1.30	%(f)(g)	01/25/2037	503,521
3,400,734	Series 2006-9-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.00% Cap)	4.23%		01/25/2037	651,592
6,169,567	Series 2006-9-2A2 (-1 x 1 mo. Term SOFR + 6.51%, 0.00% Floor, 6.62% Cap)	2.77	%(f)(g)	01/25/2037	602,064

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,355,814	Series 2007-2-1A1	5.75%		02/25/2037	882,062
2,226,172	Series 2007-4-2A11 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.18%		05/25/2037	660,772
10,853,352	Series 2007-4-2A8 (-1 x 1 mo. Term SOFR + 6.56%, 0.00% Floor, 6.67% Cap)	2.82	%(f)(g)	05/25/2037	1,014,234
744,104	Series 2007-4-2A9 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.18%		05/25/2037	197,412
477,347	Series 2007-5-4A3 (-6 x 1 mo. Term SOFR + 39.39%, 0.00% Floor, 40.08% Cap)	17.00	%(g)	08/25/2036	670,514
590,870	Series 2007-5-7A3	7.50%		10/25/2036	170,312
14,386	Series 2007-6-1A8	6.00%		07/25/2037	12,751
3,149,072	Series 2008-2-1A6	6.00%		03/25/2038	730,277
	Lehman XS Trust
3,845,559	Series 2005-2-2A3B	4.34	%(d)	08/25/2035	3,537,945
6,106,322	Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	5.09%		02/25/2036	5,503,698
4,291,854	Series 2006-3-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	4.45%		03/25/2036	4,382,399
5,734,658	Series 2006-5-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.27%		04/25/2036	5,132,757
12,469	Series 2006-5-2A4A	6.39	%(d)	04/25/2036	17,891
7,037,762	Series 2006-GP3-1A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.25%		06/25/2046	6,717,785
3,208,039	Series 2007-1-2A1	7.00	%(b)	02/25/2037	3,349,851
7,834,103	Series 2007-12N-1A3A (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.25%		07/25/2047	7,830,033
7,946,522	Series 2007-15N-4A1 (1 mo. Term SOFR + 1.01%, 0.90% Floor)	4.75%		08/25/2047	7,308,342
	Long Beach Mortgage Loan Trust
12,683,842	Series 2006-2-2A4 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	4.43%		03/25/2046	4,223,324
44,885,487	Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.21%		05/25/2046	13,402,263
4,575,555	Series 2006-3-2A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.39%		05/25/2046	1,367,025
14,398,096	Series 2006-5-2A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.33%		06/25/2036	6,864,353
22,388,890	Series 2006-6-1A (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.14%		07/25/2036	15,610,136
11,644,073	Series 2006-WL1-M2 (1 mo. Term SOFR + 0.79%, 0.68% Floor)	4.52%		01/25/2046	11,811,465
	Luminent Mortgage Trust
1,053,149	Series 2005-1-A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap)	4.37%		11/25/2035	1,027,507
	Master Resecuritization Trust
11,318,702	Series 2008-1-A1	6.00	%(a)(b)	09/27/2037	7,066,853
5,374,896	Series 2008-4-A1	6.00	%(a)(b)	06/27/2036	4,428,943
	Mastr Adjustable Rate Mortgages Trust
1,924,062	Series 2005-2-2A1	4.26	%(b)	03/25/2035	1,732,088
664,042	Series 2005-6-5A1	3.41	%(b)	07/25/2035	597,413
4,610,114	Series 2007-1-2A1	4.68	%(b)	11/25/2036	2,323,479
	MASTR Alternative Loans Trust
6,651,000	Series 2004-9-M2	6.26	%(d)	08/25/2034	5,793,788
1,111,612	Series 2005-2-3A1	6.00%		03/25/2035	869,130
32,584	Series 2005-5-2A3	5.50%		07/25/2040	31,772
6,359,912	Series 2005-5-3A1	5.75%		08/25/2035	2,771,576
1,358,328	Series 2005-6-1A5	5.50%		12/25/2035	864,742
1,001,825	Series 2006-3-1A2	6.25%		07/25/2036	506,368
580,024	Series 2007-1-1A5	5.75%		10/25/2036	568,725
3,688,503	Series 2007-1-2A7	6.00%		10/25/2036	1,013,583
	Mastr Asset Backed Securities Trust
1,327,783	Series 2003-OPT1-M3 (1 mo. Term SOFR + 4.24%, 4.13% Floor)	7.97%		12/25/2032	1,294,974
5,274,933	Series 2006-AM2-A3 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.19%		06/25/2036	4,958,934
5,239,356	Series 2007-HE1-A3 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.27%		05/25/2037	5,112,224
12,431,490	Series 2007-WMC1-A1 (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.14%		01/25/2037	3,254,918
	MASTR Asset Securitization Trust
1,280,893	Series 2006-1-1A4	5.75%		05/25/2036	729,512

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
977,838	Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor)	6.00%		06/25/2036	538,143
2,322,136	Series 2007-1-1A3	6.25%		11/25/2037	854,553
	Mastr Seasoned Securities Trust
973,163	Series 2005-2-1A4	6.00%		10/25/2032	987,491
377,353	Series 2005-2-2A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap)	4.25%		10/25/2032	343,769
	Merrill Lynch Alternative Note Asset
18,536,955	Series 2007-A3-A2A (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.07%		04/25/2037	6,550,864
9,506,104	Series 2007-A3-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.27%		04/25/2037	3,360,665
13,175,572	Series 2007-A3-A2C (1 mo. Term SOFR + 0.75%, 0.64% Floor)	4.49%		04/25/2037	4,658,978
12,734,466	Series 2007-F1-2A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 7.00% Cap)	4.17%		03/25/2037	2,912,311
12,734,466	Series 2007-F1-2A5 (-1 x 1 mo. Term SOFR + 6.57%, 0.00% Floor, 6.68% Cap)	2.83	%(f)(g)	03/25/2037	1,621,727
26,824,046	Series 2007-OAR5-1A1	3.34	%(b)	10/25/2047	6,644,027
	Merrill Lynch First Franklin Mortgage Loan Trust
1,789,785	Series 2007-H1-1A2 (1 mo. Term SOFR + 3.61%, 3.50% Floor)	7.35%		10/25/2037	1,758,536
	Merrill Lynch Mortgage Investors, Inc.
13,866,826	Series 2005-AR1-M2 (1 mo. Term SOFR + 1.12%, 1.01% Floor)	4.85%		06/25/2036	11,533,730
7,387,314	Series 2006-AR1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.17	%(a)	03/25/2037	1,918,673
591,335	Series 2006-F1-1A2	6.00%		04/25/2036	186,644
20,552,790	Series 2006-FM1-A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.02%		04/25/2037	12,480,628
9,933,167	Series 2006-HE3-A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.35%		06/25/2037	2,618,878
7,115,723	Series 2006-HE4-A2B (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.05%		07/25/2037	1,461,098
68,845,810	Series 2007-HE2-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.35%		02/25/2037	32,155,131
7,663,512	Series 2007-HE3-A1 (1 mo. Term SOFR + 0.25%, 0.14% Floor)	1.63%		04/25/2047	2,954,571
6,538,141	Series 2007-HE3-A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	1.63%		04/25/2047	2,520,661
2,738,562	Series 2007-HE3-A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	1.63%		04/25/2047	1,055,803
42,600,517	Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.35%		03/25/2037	33,702,598
	MFRA Trust
10,000,000	Series 2025-NQM3-M1	6.13	%(a)(b)	08/25/2070	10,118,933
8,100,000	Series 2025-NQM5-A3	5.44	%(a)(d)	11/25/2070	8,168,494
	Morgan Stanley ABS Capital I, Inc.
15,712,514	Series 2006-HE7-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.17%		09/25/2036	6,752,695
20,849,999	Series 2006-HE7-A2D (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.31%		09/25/2036	8,953,394
13,160,976	Series 2006-NC2-M1 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.39%		02/25/2036	13,066,227
5,506,518	Series 2007-HE4-A1 (1 mo. Term SOFR + 0.24%, 0.13% Floor)	3.98	%(a)	02/25/2037	2,457,530
	Morgan Stanley Home Equity Loan Trust
22,818,605	Series 2007-1-A4 (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.07%		12/25/2036	10,965,916
	Morgan Stanley IXIS Real Estate Capital Trust
4,787,472	Series 2006-2-AFPT (1 mo. Term SOFR + 0.18%, 0.07% Floor)	3.92%		11/25/2036	1,575,097
	Morgan Stanley Mortgage Loan Trust
506,125	Series 2005-10-1A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.75% Cap)	4.55%		12/25/2035	288,565
1,268,097	Series 2005-10-1A6	5.75%		12/25/2035	794,370
1,524,564	Series 2005-10-2A1	5.23	%(b)	12/25/2035	1,460,215
4,407,973	Series 2006-11-1A6 (1 mo. Term SOFR)	6.73	%(d)	08/25/2036	723,187

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
6,629,343	Series 2006-11-2A1	6.00%		08/25/2036	2,641,420
6,339,090	Series 2006-16AX-2A2 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.19%		11/25/2036	1,751,945
4,861,855	Series 2006-17XS-A3A	6.15	%(d)	10/25/2046	1,341,802
1,699,560	Series 2006-17XS-A6	6.08	%(d)	10/25/2046	386,889
932,687	Series 2006-2-2A3	5.75%		02/25/2036	880,983
11,684,185	Series 2006-7-3A	5.06	%(b)	06/25/2036	5,952,177
1,361,569	Series 2006-7-4A4	6.00%		06/25/2036	578,397
1,378,353	Series 2006-7-4A7	6.00%		06/25/2036	585,528
2,840,214	Series 2007-13-6A1	6.00%		10/25/2037	1,502,626
2,893,531	Series 2007-14AR-2A3	3.39	%(b)	10/25/2037	1,631,352
2,739,723	Series 2007-1XS-2A3	6.42	%(d)	09/25/2046	556,014
1,792,356	Series 2007-1XS-2A4A	6.58	%(d)	09/25/2046	452,050
183,290	Series 2007-3XS-1A2A	6.12	%(d)	01/25/2047	172,171
4,844,931	Series 2007-3XS-2A3S	6.36	%(d)	01/25/2047	1,691,062
2,833,827	Series 2007-3XS-2A4S	6.46	%(d)	01/25/2047	988,863
	Morgan Stanley Reremic Trust
2,354,982	Series 2010-R5-4B	0.00	%(a)(d)	06/26/2036	2,659,242
4,711,569	Series 2010-R5-5B	2.93	%(a)(d)	01/26/2037	4,683,967
8,799,224	Series 2010-R9-3C	6.00	%(a)(b)	11/26/2036	6,819,484
6,344,916	Series 2012-R4-1B (1 mo. Term SOFR + 0.11%, 0.00% Floor)	2.96	%(a)	08/26/2036	4,887,919
5,050,611	Series 2013-R2-1B	3.85	%(a)(b)	10/26/2036	4,555,201
4,784,696	Series 2014-R7-B2	4.15	%(a)(b)	01/26/2051	4,608,076
	Morgan Stanley Residential Mortgage Loan Trust
5,894,447	Series 2025-NQM4-A3	5.94	%(a)(d)	06/25/2070	5,957,729
6,559,000	Series 2025-NQM4-M1	6.33	%(a)(b)	06/25/2070	6,664,681
	New Century Alternative Mortgage Loan Trust
9,137,928	Series 2006-ALT1-AF3	6.17	%(b)	07/25/2036	1,723,725
11,688,262	Series 2006-ALT2-AF5	6.72	%(d)	10/25/2036	2,071,682
	New Century Home Equity Loan Trust
17,829,000	Series 2005-4-M5 (1 mo. Term SOFR + 1.13%, 1.02% Floor, 12.50% Cap)	4.87%		09/25/2035	17,573,917
12,500,000	Series 2006-1-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor, 12.50% Cap)	4.41%		05/25/2036	11,981,241
	New Residential Mortgage Loan Trust
8,334,946	Series 2025-NQM5-A3	5.46	%(a)(d)	08/25/2065	8,376,864
11,649,000	Series 2025-NQM5-M1	6.09	%(a)(b)	08/25/2065	11,721,622
3,100,000	Series 2025-NQM6-A3	5.34	%(a)(d)	10/25/2065	3,120,255
3,250,000	Series 2025-NQM6-M1	5.81	%(a)(b)	10/25/2065	3,294,954
	Nomura Asset Acceptance Corp.
12,968	Series 2005-AP1-2A5	5.36	%(d)	02/25/2035	12,860
12,394,576	Series 2006-AF1-1A2	6.16	%(b)	05/25/2036	2,213,102
2,518,799	Series 2006-AF1-1A3Pool 06-AF1	6.41	%(b)	05/25/2036	449,209
13,603,008	Series 2006-AP1-A2	5.52	%(b)	01/25/2036	3,827,330
2,299,195	Series 2006-AP1-A3	5.65	%(b)	01/25/2036	646,633
1,061,379	Series 2006-WF1-A2	5.76	%(b)	06/25/2036	270,747
	Nomura Home Equity Loan, Inc.
14,333,885	Series 2006-AF1-A2	6.30	%(d)	10/25/2036	2,456,084
2,370,199	Series 2007-1-1A1	6.56	%(d)	02/25/2037	600,183
11,813,618	Series 2007-1-1A3 (30 day avg SOFR US)	6.49	%(d)	02/25/2037	2,992,101
	Nomura Resecuritization Trust
2,616,721	Series 2014-1R-6A7	6.00	%(a)(b)	08/26/2036	2,282,024
3,494,936	Series 2014-2R-4A9	3.96	%(a)(d)	07/26/2036	2,813,263
7,973,846	Series 2015-4R-5A2 (1 mo. Term SOFR + 0.54%, 0.43% Floor)	4.47	%(a)(i)	03/26/2036	6,094,013
	Novastar Home Equity Loan
14,600,000	Series 2005-3-M4 (1 mo. Term SOFR + 1.00%, 0.89% Floor, 11.00% Cap)	4.73%		01/25/2036	12,759,867
7,014,646	Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap)	4.17%		10/25/2036	3,254,249
	NRZ Excess Spread-Collateralized Notes
20,176,714	Series 2021-FHT1-A	3.10	%(a)	07/25/2026	19,939,113
	Onslow Bay Mortgage Loan Trust
9,694,000	Series 2021-NQM3-M1	2.33	%(a)(b)	07/25/2061	6,057,400
3,364,454	Series 2024-NQM12-A1	5.48	%(a)(d)	07/25/2064	3,394,551

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
11,380,000	Series 2024-NQM15-M1	5.97	%(a)(b)	10/25/2064	11,449,987
2,000,000	Series 2024-NQM18-M1	6.17	%(a)(b)	10/25/2064	2,020,212
8,000,000	Series 2025-R1-A3	5.19	%(a)(d)	09/25/2062	7,991,550
10,838,000	Series 2025-R1-M1	5.75	%(a)(b)	09/25/2062	10,800,709
	Option One Mortgage Loan Trust
598,339	Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor)	4.82%		11/25/2034	652,074
4,935,461	Series 2007-1-2A3 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.13%		01/25/2037	2,908,754
44,268,966	Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.04%		07/25/2037	40,175,459
	People's Choice Home Loan Securities Trust
11,660,000	Series 2005-1-M5 (1 mo. Term SOFR + 1.61%, 1.50% Floor, 15.00% Cap)	5.35%		01/25/2035	9,235,416
	PHH Alternative Mortgage Trust
2,165,542	Series 2007-1-1A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 10.10% Cap)	4.17%		02/25/2037	1,597,232
5,132,086	Series 2007-2-2A1	6.00%		05/25/2037	4,519,416
2,394,715	Series 2007-2-2A2	6.00%		05/25/2037	2,108,833
154,249	Series 2007-2-3A1	6.00%		05/25/2037	144,093
	PR Mortgage Loan Trust
87,262,907	Series 2014-1-APT	5.85	%(a)(b)	10/25/2049	82,908,026
	Pretium Mortgage Credit Partners LLC
17,783,924	Series 2024-NPL6-A1	5.93	%(a)(d)	10/25/2054	17,807,328
21,549,577	Series 2024-NPL7-A1	5.93	%(a)(d)	10/25/2054	21,578,983
52,340,627	Series 2024-NPL9-A1	5.85	%(a)(d)	12/25/2054	52,409,109
61,157,874	Series 2025-NPL2-A1	5.84	%(a)(d)	03/25/2055	61,374,159
41,283,120	Series 2025-NPL7-A1	5.66	%(a)(d)	07/25/2055	41,421,162
	Prime Mortgage Trust
2,001,919	Series 2006-DR1-2A2	6.00	%(a)	05/25/2035	1,713,312
	Progress Residential Trust
48,141,143	Series 2021-SFR10-E1	3.57	%(a)	12/17/2040	46,351,534
19,978,341	Series 2021-SFR10-E2	3.67	%(a)	12/17/2040	19,237,638
10,821,601	Series 2021-SFR10-F	4.61	%(a)	12/17/2040	10,667,800
7,000,000	Series 2021-SFR5-E1	2.21	%(a)	07/17/2038	6,913,103
25,000,000	Series 2021-SFR8-E1	2.38	%(a)	10/17/2038	24,582,790
23,900,000	Series 2021-SFR8-E2	2.53	%(a)	10/17/2038	23,491,941
19,900,000	Series 2021-SFR8-F	3.18	%(a)	10/17/2038	19,603,410
13,000,000	Series 2025-SFR3-D	3.39	%(a)	07/17/2042	11,960,607
22,350,000	Series 2025-SFR4-A	4.30	%(a)	08/17/2042	22,111,262
16,500,000	Series 2025-SFR4-B	4.70	%(a)	08/17/2042	16,402,954
14,300,000	Series 2025-SFR5-B	4.00	%(a)	10/17/2042	13,787,155
	PRPM LLC
23,453,944	Series 2024-6-A1	5.70	%(a)(d)	11/25/2029	23,480,837
25,187,163	Series 2024-7-A1	5.87	%(a)(d)	11/25/2029	25,219,040
86,701,674	Series 2024-8-A1	5.90	%(a)(d)	12/25/2029	86,844,108
18,292,275	Series 2024-NQM4-A1	5.67	%(a)(d)	12/26/2069	18,436,513
27,900,458	Series 2025-3-A1	6.26	%(a)(d)	05/25/2030	27,974,140
41,764,602	Series 2025-4-A1	6.18	%(a)(d)	06/25/2030	41,875,145
70,114,716	Series 2025-5-A1	5.73	%(a)(d)	07/25/2030	70,223,660
33,271,093	Series 2025-6-A1	5.77	%(a)(d)	08/25/2028	33,349,619
20,131,442	Series 2025-NQM5-A1	5.18	%(a)(b)	10/25/2070	20,186,193
6,233,399	Series 2025-NQM5-A2	5.33	%(a)(d)	10/25/2070	6,249,841
7,717,542	Series 2025-NQM5-A3	5.43	%(a)(d)	10/25/2070	7,737,892
11,671,000	Series 2025-NQM5-B1	6.90	%(a)(b)	10/25/2070	11,701,457
11,800,000	Series 2025-NQM5-M1	5.90	%(a)(b)	10/25/2070	11,842,948
6,449,000	Series 2025-NQM6-M1	5.77	%(a)(b)	12/25/2070	6,478,566
	Racers
13,085,000	Series 2006-2-M2 (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.14%		09/25/2036	11,077,536
	RALI Trust
13,370,712	Series 2005-QA11-4A1	5.44	%(b)	10/25/2035	9,654,974
6,400,153	Series 2005-QA13-2A1	5.22	%(b)	12/25/2035	5,638,275
4,846,299	Series 2005-QA3-CB1	4.04	%(b)	03/25/2035	1,894,242
142,239	Series 2005-QS12-A11 (-11 x 1 mo. Term SOFR + 49.89%, 0.00% Floor, 51.15% Cap)	8.84	%(g)	08/25/2035	151,696
531,670	Series 2005-QS13-1A6	5.50%		09/25/2035	424,675
1,183,545	Series 2005-QS13-2A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.75% Cap)	4.55%		09/25/2035	948,515

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,852,534	Series 2005-QS13-2A2 (-1 x 1 mo. Term SOFR + 4.94%, 0.00% Floor, 5.05% Cap)	1.20	%(f)(g)	09/25/2035	249,822
4,886,110	Series 2005-QS14-2A1	6.00%		09/25/2035	1,432,912
1,091,747	Series 2005-QS15-2A	6.00%		10/25/2035	959,688
1,090,539	Series 2005-QS15-3A	6.00%		10/25/2035	969,238
1,012,845	Series 2005-QS16-A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	4.55%		11/25/2035	843,847
1,012,670	Series 2005-QS16-A2 (-1 x 1 mo. Term SOFR + 4.69%, 0.00% Floor, 4.80% Cap)	0.95	%(f)(g)	11/25/2035	44,338
570,201	Series 2005-QS17-A1	6.00%		12/25/2035	497,799
590,009	Series 2005-QS17-A10	6.00%		12/25/2035	515,092
1,652,563	Series 2005-QS17-A11	6.00%		12/25/2035	1,442,727
1,174,590	Series 2005-QS17-A2 (1 mo. Term SOFR + 0.96%, 0.85% Floor, 6.00% Cap)	4.70%		12/25/2035	990,980
1,174,590	Series 2005-QS17-A4 (-1 x 1 mo. Term SOFR + 5.04%, 0.00% Floor, 5.15% Cap)	1.30	%(f)(g)	12/25/2035	64,624
945,111	Series 2005-QS17-A6	6.00%		12/25/2035	825,105
392,549	Series 2005-QS5-A3	5.70%		04/25/2035	399,221
452,834	Series 2006-QS1-A6 (-8 x 1 mo. Term SOFR + 41.98%, 0.00% Floor, 42.86% Cap)	13.37	%(g)	01/25/2036	516,659
1,498,767	Series 2006-QS10-A1	6.00%		08/25/2036	1,311,571
460,886	Series 2006-QS10-A4	5.75%		08/25/2036	398,247
3,198,325	Series 2006-QS11-1A1	6.50%		08/25/2036	2,677,684
963,130	Series 2006-QS12-1A1	6.50%		09/25/2036	378,013
1,386,243	Series 2006-QS12-2A18	5.75%		09/25/2036	1,114,674
2,178,859	Series 2006-QS14-A18 (1 mo. Term SOFR)	6.25%		11/25/2036	1,802,172
989,921	Series 2006-QS15-A1	6.50%		10/25/2036	871,364
418,643	Series 2006-QS16-A10	6.00%		11/25/2036	337,487
1,488,630	Series 2006-QS16-A11	6.00%		11/25/2036	1,200,268
1,186,579	Series 2006-QS16-A7	6.00%		11/25/2036	956,554
469,580	Series 2006-QS16-A8	6.00%		11/25/2036	378,550
185,822	Series 2006-QS16-A9	6.00%		11/25/2036	149,799
863,428	Series 2006-QS17-A4	6.00%		12/25/2036	726,720
4,935,938	Series 2006-QS17-A5	6.00%		12/25/2036	4,154,422
3,160,678	Series 2006-QS3-1A11	6.00%		03/25/2036	2,874,779
800,090	Series 2006-QS4-A8 (-790 x 1 mo. Term SOFR + 5,052.56%, 0.10% Floor, 8.00% Cap)	8.00	%(g)	04/25/2036	676,240
3,164,534	Series 2006-QS4-A9	6.00%		04/25/2036	2,594,725
1,897,285	Series 2006-QS5-A3	6.00%		05/25/2036	1,700,876
5,654,624	Series 2006-QS5-A4	6.00%		05/25/2036	5,069,252
996,101	Series 2006-QS6-1A16	6.00%		06/25/2036	820,698
1,445,126	Series 2006-QS6-1A2	6.00%		06/25/2036	1,190,655
2,741,551	Series 2006-QS8-A1	6.00%		08/25/2036	2,326,525
4,754,250	Series 2006-QS8-A5 (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	1.70	%(f)(g)	08/25/2036	349,827
1,652,324	Series 2006-QS9-1A6 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	1.45	%(f)(g)	07/25/2036	111,015
17,392,613	Series 2007-QA5-1A1	6.27	%(b)	09/25/2037	10,522,014
23,734,108	Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.31%		06/25/2037	10,450,363
8,348,360	Series 2007-QH7-2A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	4.45%		08/25/2037	7,717,480
6,207,591	Series 2007-QS1-1A2 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.60	%(f)(g)	01/25/2037	527,438
624,860	Series 2007-QS1-1A4	6.00%		01/25/2037	501,530
1,513,701	Series 2007-QS1-2A10	6.00%		01/25/2037	1,161,876
17,798,198	Series 2007-QS10-A1	6.50%		09/25/2037	14,914,920
1,932,344	Series 2007-QS11-A1	7.00%		10/25/2037	1,552,959
1,963,694	Series 2007-QS2-A6	6.25%		01/25/2037	1,661,362
10,542,903	Series 2007-QS3-A1	6.50%		02/25/2037	8,950,368
1,681,132	Series 2007-QS3-A4	6.25%		02/25/2037	1,405,574
2,466,541	Series 2007-QS4-3A3	6.00%		03/25/2037	2,135,643
1,089,386	Series 2007-QS5-A1	5.50%		03/25/2037	905,034
449,416	Series 2007-QS5-A5 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 7.00% Cap)	4.15%		03/25/2037	344,776

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,492,614	Series 2007-QS5-A8 (-1 x 1 mo. Term SOFR + 6.59%, 0.00% Floor, 6.70% Cap)	2.85	%(f)(g)	03/25/2037	194,711
1,247,619	Series 2007-QS6-A102	5.75%		04/25/2037	1,037,363
401,146	Series 2007-QS6-A13 (-8 x 1 mo. Term SOFR + 54.05%, 0.00% Floor, 55.00% Cap)	22.95	%(g)	04/25/2037	619,086
1,786,493	Series 2007-QS6-A45	5.75%		04/25/2037	1,485,422
2,847,118	Series 2007-QS6-A6	6.25%		04/25/2037	2,440,263
196,641	Series 2007-QS6-A77 (-8 x 1 mo. Term SOFR + 54.88%, 0.00% Floor, 55.83% Cap)	23.78	%(g)	04/25/2037	310,778
5,220,250	Series 2007-QS7-2A1	6.75%		06/25/2037	1,911,052
10,246,793	Series 2007-QS9-A33	6.50%		07/25/2037	8,490,081
	RAMP Trust
1,282,678	Series 2004-RS7-A3	5.54	%(b)	07/25/2034	1,148,967
3,624,064	Series 2006-RS2-A3A (1 mo. Term SOFR + 0.41%, 0.30% Floor, 14.00% Cap)	4.45%		03/25/2036	3,603,069
10,550,582	Series 2006-RS3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 14.00% Cap)	4.45%		05/25/2036	9,053,523
11,381,535	Series 2006-RS6-A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.39%		11/25/2036	9,442,117
	RASC Trust
3,860,296	Series 2005-KS4-M5 (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.65%		05/25/2035	4,114,375
2,593,441	Series 2007-EMX1-A13 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap)	4.25%		01/25/2037	2,737,636
	RBSSP Resecuritization Trust
10,759,258	Series 2009-12-20A2	4.21	%(a)(b)	12/25/2035	9,570,998
2,893,598	Series 2010-4-7A2	6.00	%(a)	07/26/2037	1,348,366
	Renaissance Home Equity Loan Trust
5,355,470	Series 2006-1-AF6	5.75	%(d)	05/25/2036	2,330,572
	Renaissance NIM Trust
2,062,139	Series 2006-2-AF5	6.25	%(d)	08/25/2036	759,823
17,385,181	Series 2006-3-AF3	5.59	%(d)	11/25/2036	5,352,859
18,049,871	Series 2006-3-AF4	5.81	%(d)	11/25/2036	5,782,404
2,933,947	Series 2006-3-AF5	6.12	%(d)	11/25/2036	990,052
10,257,172	Series 2006-4-AF4	5.47	%(d)	01/25/2037	3,200,735
20,198,460	Series 2006-4-AF5	5.69	%(d)	01/25/2037	6,549,977
8,192,822	Series 2007-1-AF1	5.74	%(d)	04/25/2037	2,098,904
5,779,950	Series 2007-1-AF1Z	5.35	%(d)	04/25/2037	1,398,086
3,486,895	Series 2007-1-AF2	5.51	%(d)	04/25/2037	857,131
5,072,268	Series 2007-1-AF3 (1 mo. Term SOFR)	5.61	%(d)	04/25/2037	1,269,677
2,781,357	Series 2007-1-AF4	5.76	%(d)	04/25/2037	714,942
8,232,817	Series 2007-1-AF5	5.91	%(d)	04/25/2037	2,171,487
17,696,892	Series 2007-2-AF2Pool 2007-2 (1 mo. Term SOFR)	5.68	%(d)	06/25/2037	4,215,117
22,755,581	Series 2007-2-AF5 (1 mo. Term SOFR)	6.20	%(d)	06/25/2037	6,040,619
	Residential Asset Securitization Trust
4,383,925	Series 2005-A11-2A4	6.00%		10/25/2035	1,786,284
1,041,934	Series 2005-A12-A7 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	1.15	%(f)(g)	11/25/2035	87,699
1,392,991	Series 2005-A12-A8 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 5.50% Cap)	4.40%		11/25/2035	668,126
1,312,549	Series 2005-A15-1A7	6.00%		02/25/2036	1,365,573
6,926,501	Series 2005-A15-5A3	5.75%		02/25/2036	2,427,102
7,150,654	Series 2005-A16-A1	5.00%		02/25/2036	2,401,894
2,560,849	Series 2005-A8CB-A11	6.00%		07/25/2035	1,407,208
2,596,778	Series 2005-A8CB-A2 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	1.15	%(f)(g)	07/25/2035	189,914
641,971	Series 2006-A1-1A3	6.00%		04/25/2036	273,124
10,330,205	Series 2006-A1-3A2	6.00%		04/25/2036	4,454,366
4,939,747	Series 2006-A10-A5	6.50%		09/25/2036	1,419,370
7,068,226	Series 2006-A12-A1	6.25%		11/25/2036	2,462,106
7,204,509	Series 2006-A13-A1	6.25%		12/25/2036	2,360,774
14,801,958	Series 2006-A14C-2A6 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.30%		12/25/2036	2,906,970
31,076,331	Series 2006-A14C-2A7 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.70	%(f)(g)	12/25/2036	3,885,533

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,475,565	Series 2006-A2-A11	6.00%		01/25/2046	1,969,520
3,796,900	Series 2006-A2-A4	6.00%		01/25/2046	1,363,686
3,155,593	Series 2006-A2-A9	6.00%		01/25/2046	1,133,356
2,250,431	Series 2006-A8-1A1	6.00%		08/25/2036	1,537,118
4,466,899	Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	13.02	%(g)	01/25/2046	3,956,964
19,272,010	Series 2007-A2-1A2	6.00%		04/25/2037	9,588,401
696,624	Series 2007-A3-1A2 (-8 x 1 mo. Term SOFR + 45.51%, 0.00% Floor, 46.38% Cap)	16.90	%(g)	04/25/2037	813,340
5,925,093	Series 2007-A5-1A6 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	4.25%		05/25/2037	687,740
3,926,836	Series 2007-A5-2A3	6.00%		05/25/2037	1,928,558
1,720,932	Series 2007-A5-2A5	6.00%		05/25/2037	845,189
7,407,592	Series 2007-A6-1A2	6.00%		06/25/2037	3,641,690
7,757,610	Series 2007-A7-A1	6.00%		07/25/2037	2,804,549
34,122,954	Series 2007-A7-A2	6.00%		07/25/2037	12,336,209
15,119,161	Series 2007-A7-A6	6.00%		07/25/2037	5,465,914
	RESIDENTIAL MORTGAGE LOAN TRUST
6,300,000	Series 2020-2-M1	3.57	%(a)(b)	05/25/2060	6,073,738
	RFMSI Trust
3,026,380	Series 2006-S10-1A1	6.00%		10/25/2036	2,471,392
886,072	Series 2006-S5-A12	6.00%		06/25/2036	759,486
60,664	Series 2006-S5-A15	6.00%		06/25/2036	51,998
1,891,533	Series 2006-S9-A1	6.25%		09/25/2036	1,526,327
2,100,990	Series 2007-S1-A7	6.00%		01/25/2037	1,732,504
1,233,718	Series 2007-S2-A1	6.00%		02/25/2037	951,548
1,389,920	Series 2007-S2-A4	6.00%		02/25/2037	1,072,024
2,594,821	Series 2007-S2-A5	6.00%		02/25/2037	2,001,345
1,314,466	Series 2007-S3-1A4	6.00%		03/25/2037	956,810
1,052,656	Series 2007-S4-A1	6.00%		04/25/2037	811,590
589,518	Series 2007-S4-A2	6.00%		04/25/2037	454,512
8,677,277	Series 2007-S5-A1	6.00%		05/25/2037	7,292,602
2,514,709	Series 2007-S5-A8	6.00%		05/25/2037	2,113,925
1,029,991	Series 2007-S6-2A4	6.00%		06/25/2037	805,971
7,102,462	Series 2007-S7-A20	6.00%		07/25/2037	5,793,071
3,543,325	Series 2007-S8-1A1	6.00%		09/25/2037	2,411,463
2,257,863	Series 2007-SA2-2A1	5.67	%(b)	04/25/2037	1,960,801
	Rithm Capital Corp.
62,504,400	Series 2020-RPL1-M1	3.25	%(a)(b)	11/25/2059	55,791,009
16,345,550	Series 2020-RPL1-M2	3.50	%(a)(b)	11/25/2059	14,346,749
	Santander US Capital Markets LLC
2,744,610	Series 2025-NQM3-A3	6.06	%(a)(d)	05/25/2065	2,769,259
3,000,000	Series 2025-NQM3-M1	6.33	%(a)(b)	05/25/2065	3,033,353
	Securitized Asset Backed Receivables LLC
3,244,298	Series 2006-NC3-A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.15%		09/25/2036	1,078,144
4,812,010	Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	3.99%		04/25/2037	3,285,338
4,702,988	Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.29%		04/25/2037	3,210,709
12,975,716	Series 2007-BR4-A2B (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.25%		05/25/2037	7,982,782
	Securitized Mortgage Asset Loan Trust
162,203,163	Series 2015-1-PC	2.71	%(a)(b)	02/25/2054	140,481,304
	Sequoia Mortgage Trust
30,053	Series 2003-4-2A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap)	4.55%		07/20/2033	30,201
	SG Mortgage Securities Trust
1,463,891	Series 2006-FRE1-A1A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.19%		02/25/2036	1,442,246
2,276,268	Series 2006-FRE1-A2C (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.39%		02/25/2036	1,136,414
	Soundview Home Equity Loan Trust
11,321,088	Series 2007-NS1-M1 (1 mo. Term SOFR + 0.64%, 0.53% Floor)	4.37%		01/25/2037	11,571,916

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,902,190	Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	4.00%		06/25/2037	1,959,418
5,063,770	Series 2007-OPT3-1A1 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	4.02%		08/25/2037	4,457,832
16,534,936	Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor)	4.85%		09/25/2037	12,351,217
40,558,070	Series 2007-WM1W-2A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	3.79%		02/25/2037	34,187,204
	Specialty Underwriting & Residential Finance
3,521,965	Series 2006-BC2-A2B	3.67	%(d)	02/25/2037	1,130,809
11,581,220	Series 2007-AB1-A2C (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.35%		03/25/2037	6,002,473
	Spruce Hill Mortgage Loan Trust
5,057,420	Series 2020-SH1-M1	3.22	%(a)(b)	01/28/2050	5,018,270
	Starwood Mortgage Residential Trust
6,329,000	Series 2021-1-B2	4.52	%(a)(b)	05/25/2065	5,087,457
5,000,000	Series 2021-2-B1	2.75	%(a)(b)	05/25/2065	4,237,132
7,110,000	Series 2021-2-B2	3.00	%(a)(b)	05/25/2065	5,242,030
9,103,000	Series 2021-5-M1	3.25	%(a)(b)	09/25/2066	6,914,686
	Structured Adjustable Rate Mortgage Loan Trust
926,074	Series 2005-22-4A1	5.22	%(b)	12/25/2035	858,845
7,223,418	Series 2006-1-8A1	4.76	%(b)	02/25/2036	3,851,067
1,844,172	Series 2006-12-2A1	4.41	%(b)	01/25/2037	1,323,065
766,367	Series 2006-8-4A4	4.76	%(b)	09/25/2036	686,155
5,252,047	Series 2007-7-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	4.45%		08/25/2037	5,312,419
	Structured Asset Investment Loan Trust
61,043,289	Series 2006-3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.17%		06/25/2036	38,606,218
7,228,510	Series 2006-4-A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.19%		07/25/2036	4,223,739
20,800,000	Series 2006-4-A5 (1 mo. Term SOFR + 0.73%, 0.62% Floor)	4.47%		07/25/2036	7,777,218
	Structured Asset Mortgage Investments, Inc.
7,124,336	Series 2006-AR3-12A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 10.50% Cap)	4.25%		05/25/2036	5,983,584
	Structured Asset Securities Corp.
247,837	Series 2003-24A-1A3	6.50	%(b)	07/25/2033	248,317
8,286,652	Series 2005-5-3A1	6.00%		04/25/2035	3,685,588
57,037,112	Series 2006-BC4-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.17%		12/25/2036	32,134,749
6,293,422	Series 2006-BC4-A4 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.19%		12/25/2036	6,162,432
36,294,305	Series 2007-4-1A3 (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.40	%(a)(f)(g)	03/28/2045	2,258,197
20,127,500	Series 2007-BC4-M1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	3.34%		11/25/2037	16,686,589
11,566,380	Series 2007-MN1A-A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.33	%(a)	01/25/2037	7,350,551
12,584,430	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.04	%(a)	03/25/2037	10,450,427
	Suntrust Adjustable Rate Mortgage Loan Trust
3,354,262	Series 2007-2-1A1	6.41	%(b)	04/25/2037	1,224,498
993,610	Series 2007-3-1A1	6.57	%(b)	06/25/2037	454,861
	Suntrust Alternative Loan Trust
148,816	Series 2005-1F-2A3	5.75%		12/25/2035	138,081
454,056	Series 2006-1F-1A3	6.00%		04/25/2036	151,165
	Terwin Mortgage Trust
10,084,442	Series 2006-7-2A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.39	%(a)	08/25/2037	4,403,629
	Thornburg Mortgage Securities Trust
70,497	Series 2003-6-A2 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 11.50% Cap)	4.85%		12/25/2033	68,970
1,967,486	Series 2004-4-5A	2.52	%(b)	12/25/2044	1,736,840
4,049,032	Series 2007-1-A1 (12 mo. Term SOFR + 2.02%, 0.11% Floor, 10.75% Cap)	5.46%		03/25/2037	3,421,192
1,046,576	Series 2007-1-A2A (12 mo. Term SOFR + 2.02%, 0.11% Floor, 10.75% Cap)	5.46%		03/25/2037	762,597
	Tricon American Homes Trust
5,000,000	Series 2019-SFR1-E	3.40	%(a)	03/17/2038	4,975,605
8,900,000	Series 2020-SFR1-D	2.55	%(a)	07/17/2038	8,777,861

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,600,000	Series 2020-SFR1-E	3.54	%(a)	07/17/2038	1,585,467
	Tricon Residential Trust
16,000,000	Series 2021-SFR1-B	2.24	%(a)	07/17/2038	15,804,779
13,250,000	Series 2021-SFR1-C	2.34	%(a)	07/17/2038	13,079,288
5,250,000	Series 2021-SFR1-D	2.59	%(a)	07/17/2038	5,185,051
10,000,000	Series 2021-SFR1-E2	2.89	%(a)	07/17/2038	9,878,241
11,300,000	Series 2021-SFR1-F	3.69	%(a)	07/17/2038	11,185,338
77,662,006	Series 2025-SFR2-A	5.20	%(a)	08/17/2044	78,449,902
14,519,423	Series 2025-SFR2-B	5.42	%(a)	08/17/2044	14,730,200
21,488,786	Series 2025-SFR2-C	5.67	%(a)	08/17/2044	21,689,601
15,491,915	Series 2025-SFR2-D	6.07	%(a)	08/17/2044	15,725,284
	VCAT Asset Securitization LLC
54,102,679	Series 2025-NPL1-A1	5.88	%(a)(d)	01/25/2055	54,334,389
29,898,675	Series 2025-NPL2-A1	5.98	%(a)(d)	01/25/2055	30,009,736
	Velocity Commercial Capital Loan Trust
496,052	Series 2017-2-AFX	3.07	%(a)(b)	11/25/2047	493,198
4,663,342	Series 2018-2-A	4.05	%(a)(b)	10/26/2048	4,586,506
14,325,980	Series 2019-1-A	3.76	%(a)(b)	03/25/2049	13,862,478
1,920,012	Series 2019-1-M4	4.61	%(a)(b)	03/25/2049	1,762,417
4,570,783	Series 2019-2-A	3.13	%(a)(b)	07/25/2049	4,437,670
1,906,740	Series 2019-2-M1	3.26	%(a)(b)	07/25/2049	1,768,596
1,469,893	Series 2020-1-M4	3.54	%(a)(b)	02/25/2050	1,160,888
3,172,752	Series 2021-3-A	1.96	%(a)(b)	10/25/2051	2,696,455
4,169,801	Series 2024-3-A	6.65	%(a)(b)	06/25/2054	4,285,024
41,532,968	Series 2024-6-A	5.81	%(a)(b)	12/25/2054	41,889,665
23,666,625	Series 2025-1-A	6.03	%(a)(b)	02/25/2055	23,972,511
53,500,000	Series 2025-5-A	5.32	%(a)(b)	12/25/2055	53,720,292
	Vericrest Opportunity Loan Transferee
658,703	Series 2021-NPL9-A1	5.99	%(a)(d)	05/25/2051	659,118
	Verus Securitization Trust
6,100,000	Series 2021-3-M1	2.40	%(a)(b)	06/25/2066	4,659,302
4,588,000	Series 2021-4-B1	3.05	%(a)(b)	07/25/2066	3,255,663
2,300,000	Series 2021-4-B2	3.81	%(a)(b)	07/25/2066	1,670,273
2,500,000	Series 2021-4-M1	2.20	%(a)(b)	07/25/2066	1,761,852
6,651,000	Series 2021-5-B1	3.04	%(a)(b)	09/25/2066	4,899,430
9,255,000	Series 2021-5-M1	2.33	%(a)(b)	09/25/2066	6,965,365
4,305,000	Series 2023-INV3-B1	8.17	%(a)(b)	11/25/2068	4,364,830
8,415,000	Series 2024-8-M1	5.99	%(a)(b)	10/25/2069	8,483,862
1,055,000	Series 2024-R1-M1	5.90	%(a)(b)	09/25/2069	1,057,428
2,357,843	Series 2025-10-A3	5.37	%(a)(d)	06/25/2070	2,367,250
2,898,000	Series 2025-12-M1	5.76	%(a)(b)	12/25/2070	2,938,378
5,050,000	Series 2025-6-M1	5.97	%(a)(b)	07/25/2070	5,083,523
1,290,000	Series 2025-7-M1	5.82	%(a)(b)	08/25/2070	1,299,073
4,127,000	Series 2025-8-M1	5.73	%(a)	09/25/2070	4,175,638
8,400,000	Series 2025-9-M1	5.69	%(a)(b)	10/27/2070	8,437,410
15,500,000	Series 2025-R2-A3	5.34	%(a)(d)	07/25/2067	15,558,621
	Voyager OPTONE Delaware Trust
5,483,143	Series 2009-1-SAC3	5.74	%(a)(b)	02/25/2038	4,243,307
	WAMU Asset-Backed Certificates
7,026,037	Series 2007-HE1-2A2 (1 mo. Term SOFR + 0.33%, 0.33% Floor)	4.07%		01/25/2037	3,208,740
12,211,583	Series 2007-HE4-1A (1 mo. Term SOFR + 0.28%, 0.28% Floor)	4.02%		07/25/2047	9,288,928
	WaMu Mortgage Pass Through Certificates
4,430,136	Series 2005-AR19-B1 (1 mo. Term SOFR + 1.16%, 1.05% Floor, 10.50% Cap)	4.90%		12/25/2045	3,958,335
4,594,763	Series 2006-AR10-1A1	4.47	%(b)	09/25/2036	4,027,436
4,522,884	Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	4.87%		11/25/2046	3,940,484
2,878,242	Series 2006-AR5-A12B (12 Month US Treasury Average + 0.98%, 0.98% Floor)	5.01%		06/25/2046	2,686,288
399,652	Series 2006-AR6-2A3	4.43	%(b)	08/25/2036	360,867
3,633,530	Series 2007-HY3-4A1	4.95	%(b)	03/25/2037	3,357,185
6,331,327	Series 2007-HY5-1A1	4.14	%(b)	05/25/2037	5,658,724

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,173,372	Series 2005-1-2A	6.00%		03/25/2035	2,794,563
756,697	Series 2005-4-5A1	5.50%		06/25/2035	663,267
302,584	Series 2005-5-CB12 (-11 x 1 mo. Term SOFR + 49.34%, 0.00% Floor, 50.60% Cap)	8.29	%(g)	07/25/2035	313,680
979,842	Series 2005-5-CB6 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 7.50% Cap)	4.45%		07/25/2035	867,024
250,294	Series 2005-6-2A7	5.50%		08/25/2035	224,003
2,733,291	Series 2005-7-2CB6 (1 mo. Term SOFR + 1.56%, 1.45% Floor, 6.00% Cap)	5.30%		08/25/2035	2,649,027
248,481	Series 2005-7-2CB7 (-11 x 1 mo. Term SOFR + 48.79%, 0.00% Floor, 50.05% Cap)	7.74	%(g)	08/25/2035	261,756
1,947,016	Series 2005-7-3CB	6.50%		08/25/2035	1,682,476
4,096,219	Series 2005-8-1A2	5.50%		10/25/2035	3,559,057
4,384,837	Series 2005-9-2A2	5.50%		11/25/2035	4,103,310
914,985	Series 2005-9-CX	5.50	%(f)	11/25/2035	152,454
3,766,827	Series 2006-1-2CB1	7.00%		02/25/2036	2,869,566
1,241,571	Series 2006-1-3A1	5.75%		02/25/2036	1,181,897
626,062	Series 2006-1-3A2	5.75%		02/25/2036	593,702
532,499	Series 2006-1-3A7	5.75%		02/25/2036	505,298
1,737,573	Series 2006-3-3CB4	6.00%		04/25/2036	1,535,930
965,696	Series 2006-5-1A8	5.75%		07/25/2036	762,255
2,167,228	Series 2006-5-2CB1	6.00%		07/25/2036	1,556,991
3,936,599	Series 2006-5-2CB6	6.00%		07/25/2036	2,828,151
12,494,203	Series 2006-5-3A3	6.72	%(d)	07/25/2036	2,612,673
5,206,639	Series 2006-5-3A5 (1 mo. Term SOFR)	6.95	%(d)	07/25/2036	1,087,776
7,154,326	Series 2006-8-A4	4.10	%(d)	10/25/2036	2,338,054
2,736,580	Series 2006-9-A7	4.17	%(d)	10/25/2036	829,258
3,388,831	Series 2006-AR10-A1 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.05%		12/25/2036	1,711,378
4,618,270	Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	4.98%		06/25/2046	3,547,935
4,335,004	Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	5.02%		06/25/2046	3,629,640
6,120,861	Series 2007-2-1A6	6.00%		04/25/2037	5,097,295
2,422,027	Series 2007-3-A3	6.00%		04/25/2037	2,138,224
2,023,684	Series 2007-4-1A1	5.50%		06/25/2037	1,980,558
134,700	Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)	16.40	%(g)	06/25/2037	171,306
3,367,495	Series 2007-5-A6	6.00%		06/25/2037	3,125,429
4,795,329	Series 2007-OC1-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.09%		01/25/2047	4,368,851
	Washington Mutual Asset-Backed Certificates
1,009,653	Series 2006-HE2-A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.33%		05/25/2036	801,587
18,677,623	Series 2007-HE2-2A2 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.29%		02/25/2037	5,927,472
	Wells Fargo Alternative Loan Trust
388,179	Series 2007-PA1-A10	6.00%		03/25/2037	360,235
1,704,406	Series 2007-PA1-A3	6.00%		03/25/2037	1,581,713
1,469,571	Series 2007-PA1-A5	6.00%		03/25/2037	1,363,783
2,408,553	Series 2007-PA1-A6	6.00%		03/25/2037	2,235,172
9,619,696	Series 2007-PA2-1A1	6.00%		06/25/2037	8,854,935
1,378,460	Series 2007-PA2-3A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 7.00% Cap)	4.20%		06/25/2037	1,007,211
2,030,685	Series 2007-PA2-3A2 (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	2.80	%(f)(g)	06/25/2037	276,513
3,288,809	Series 2007-PA3-2A1	6.00%		07/25/2037	3,002,028
1,306,665	Series 2007-PA3-2A4	6.00%		07/25/2037	1,192,725
2,342,557	Series 2007-PA3-3A1	6.25%		07/25/2037	2,054,021
18,036,086	Series 2007-PA5-1A1	6.25%		11/25/2037	15,559,684
3,299,171	Series 2007-PA6-A1	5.90	%(b)	12/28/2037	3,035,037
	Wells Fargo Mortgage Backed Securities Trust
973,611	Series 2006-AR12-1A1	6.77	%(b)	09/25/2036	888,966

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
457,647	Series 2006-AR13-A2	6.47	%(b)	09/25/2036	448,446
510,906	Series 2006-AR4-2A1	6.06	%(b)	04/25/2036	506,250
826,154	Series 2007-7-A1	6.00%		06/25/2037	773,944
57,457	Series 2007-7-A32	5.75%		06/25/2037	53,292
1,860,439	Series 2007-7-A34	6.00%		06/25/2037	1,742,865
503,897	Series 2007-7-A36	6.00%		06/25/2037	472,035
171,368	Series 2007-7-A43 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.35%		06/25/2037	152,024
468,172	Series 2007-7-A49	6.00%		06/25/2037	438,585
198,199	Series 2007-7-A8 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.35%		06/25/2037	175,827
89,411	Series 2007-7-A9 (-6 x 1 mo. Term SOFR + 38.31%, 0.00% Floor, 39.00% Cap)	15.92	%(g)	06/25/2037	103,770
7,839,312	Series 2007-AR9-A1	5.88	%(b)	12/28/2037	7,127,965
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $9,180,154,900)				7,415,764,283
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 47.8%
	Fannie Mae Whole Loan
3,777,366	Series 2003-W17-1A7	5.75%		08/25/2033	3,846,771
1,067,905	Series 2004-W10-A6	5.75%		08/25/2034	1,103,623
	Federal Home Loan Mortgage Corp.
1,547,999	Pool C03490	4.50%		08/01/2040	1,561,673
8,247,812	Pool C91388	3.50%		02/01/2032	8,142,796
4,298,949	Pool C91403	3.50%		03/01/2032	4,243,356
4,289,537	Pool C91413	3.50%		12/01/2031	4,236,595
2,239,605	Pool C91417	3.50%		01/01/2032	2,211,084
9,080,918	Pool C91447	3.50%		05/01/2032	8,958,060
3,657,148	Pool C91596	3.00%		02/01/2033	3,560,946
1,569,282	Pool D98901	3.50%		01/01/2032	1,549,014
3,474,275	Pool D98923	3.50%		01/01/2032	3,430,095
4,618,190	Pool D99724	3.00%		11/01/2032	4,497,607
4,401,065	Pool G01840	5.00%		07/01/2035	4,479,604
1,016,037	Pool G04817	5.00%		09/01/2038	1,046,572
4,197,019	Pool G07801	4.00%		10/01/2044	4,083,202
9,058,376	Pool G07862	4.00%		01/01/2044	8,857,552
10,116,856	Pool G07905	4.00%		01/01/2042	9,913,559
20,256,731	Pool G08534	3.00%		06/01/2043	18,752,124
6,471,018	Pool G08537	3.00%		07/01/2043	5,989,696
11,835,598	Pool G08614	3.00%		11/01/2044	10,898,783
14,159,076	Pool G08619	3.00%		12/01/2044	13,029,563
18,116,201	Pool G08622	3.00%		01/01/2045	16,604,520
14,911,225	Pool G08653	3.00%		07/01/2045	13,656,877
8,627,967	Pool G08658	3.00%		08/01/2045	7,890,151
9,818,488	Pool G08670	3.00%		10/01/2045	8,970,688
115,616,423	Pool G08675	3.00%		11/01/2045	105,675,273
48,059,766	Pool G08680	3.00%		12/01/2045	43,875,146
20,013,350	Pool G08686	3.00%		01/01/2046	18,278,382
44,627,922	Pool G08692	3.00%		02/01/2046	40,742,844
14,214,174	Pool G08705	3.00%		05/01/2046	12,951,034
16,435,821	Pool G08715	3.00%		08/01/2046	14,957,381
849,963	Pool G08800	3.50%		02/01/2048	798,081
6,274,864	Pool G16072	3.00%		02/01/2032	6,145,931
19,793,333	Pool G60251	3.50%		10/01/2045	18,826,462
49,435,358	Pool G60393	3.50%		01/01/2046	47,005,571
3,096,380	Pool J22834	2.50%		03/01/2028	3,057,389
17,727,120	Pool Q13637	3.00%		11/01/2042	16,425,157
17,783,335	Pool Q13638	3.00%		11/01/2042	16,475,332
29,661,501	Pool Q16672	3.00%		03/01/2043	27,470,778
1,987,800	Pool Q23595	4.00%		12/01/2043	1,946,605
2,017,288	Pool Q24052	4.00%		01/01/2044	1,966,109
1,636,542	Pool Q24172	4.00%		01/01/2044	1,601,780

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
2,040,991	Pool Q24979	4.00%	02/01/2044	1,986,903
7,912,099	Pool Q31596	3.50%	02/01/2045	7,529,705
3,522,070	Pool Q32861	3.50%	04/01/2045	3,350,387
8,642,190	Pool Q32921	3.50%	04/01/2045	8,218,223
9,123,507	Pool Q39502	3.50%	03/01/2046	8,668,470
19,652,449	Pool Q44073	3.00%	09/01/2046	17,862,212
8,717,279	Pool QE2022	3.00%	05/01/2052	7,795,457
14,146,557	Pool QU7965	2.00%	09/01/2051	11,212,671
12,731,129	Pool QU7970	2.00%	09/01/2051	10,090,698
13,477,423	Pool RA2853	2.50%	06/01/2050	11,523,159
17,923,621	Pool RA4218	2.50%	12/01/2050	15,417,556
13,793,287	Pool RA4968	2.50%	04/01/2046	11,994,078
50,101,553	Pool RA5267	3.00%	05/01/2051	44,724,860
7,286,889	Pool RA7554	4.00%	06/01/2052	6,958,826
77,922,447	Pool RA7939	5.00%	09/01/2052	78,173,368
62,598,333	Pool RB5089	1.50%	12/01/2040	53,649,007
6,591,370	Pool RB5106	2.50%	03/01/2041	5,918,899
72,277,126	Pool RB5110	1.50%	05/01/2041	61,637,071
14,698,517	Pool RJ1071	6.00%	03/01/2054	15,334,296
23,543,669	Pool RJ3964	5.50%	04/01/2055	24,271,534
55,995,749	Pool RJ4147	5.50%	05/01/2055	57,322,807
26,812,682	Pool SD0699	2.00%	11/01/2050	22,411,115
38,203,213	Pool SD0715	2.00%	09/01/2051	31,729,349
55,322,890	Pool SD2120	3.00%	10/01/2051	49,637,226
31,362,658	Pool SD2386	3.50%	06/01/2052	29,201,575
51,103,673	Pool SD2692	4.50%	04/01/2053	50,251,366
24,345,056	Pool SD2839	3.00%	08/01/2052	21,803,654
14,648,212	Pool SD2971	2.50%	03/01/2052	12,652,610
26,426,637	Pool SD3011	3.00%	05/01/2052	23,659,959
11,642,361	Pool SD3033	5.50%	05/01/2053	12,104,038
57,722,739	Pool SD3093	2.50%	03/01/2052	49,712,418
45,626,103	Pool SD3454	5.50%	08/01/2053	46,765,658
20,775,492	Pool SD3912	5.50%	09/01/2053	21,336,937
34,055,483	Pool SD4701	6.00%	02/01/2054	35,425,101
38,276,082	Pool SD4887	6.00%	02/01/2054	39,911,945
21,376,588	Pool SD4888	6.00%	02/01/2054	22,274,946
43,869,777	Pool SD4965	5.50%	02/01/2054	45,165,839
13,050,981	Pool SD5141	6.00%	04/01/2054	13,511,018
14,405,708	Pool SD5366	6.00%	04/01/2054	15,013,367
29,398,545	Pool SD5603	5.50%	06/01/2054	30,301,814
9,719,642	Pool SD5617	6.00%	06/01/2054	10,156,891
46,346,541	Pool SD5814	6.00%	07/01/2054	48,367,035
27,169,550	Pool SD5964	5.50%	11/01/2053	27,928,311
20,680,224	Pool SD5968	6.00%	07/01/2054	21,564,573
24,039,147	Pool SD7162	5.50%	12/01/2054	24,673,795
163,446,291	Pool SD7534	2.50%	02/01/2051	141,788,482
13,627,817	Pool SD7535	2.50%	02/01/2051	11,810,520
19,817,471	Pool SD7564	5.00%	06/01/2053	20,038,442
18,006,033	Pool SD7565	5.50%	09/01/2053	18,531,528
51,540,869	Pool SD7568	5.50%	02/01/2054	53,156,228
76,899,513	Pool SD7569	6.00%	04/01/2054	80,444,137
70,876,394	Pool SD8152	3.00%	06/01/2051	63,086,567
2,632,408	Pool SD8168	3.00%	09/01/2051	2,340,083
7,176,788	Pool SD8169	3.50%	09/01/2051	6,663,429
24,444,376	Pool SD8329	5.00%	06/01/2053	24,481,509
36,389,782	Pool SE9043	2.00%	09/01/2051	28,842,581
34,388,083	Pool SL1124	6.00%	04/01/2055	35,633,266
72,605,785	Pool SL1142	5.50%	04/01/2055	74,836,787
25,956,407	Pool SL1712	6.00%	12/01/2054	26,921,123
39,469,238	Pool SL2456	5.50%	08/01/2055	40,372,101
11,816,054	Pool SL3352	5.00%	11/01/2055	11,944,039
891,412	Pool T60392	4.00%	10/01/2041	856,861
1,212,705	Pool T60681	4.00%	05/01/2042	1,173,249
4,984,007	Pool T60782	3.50%	07/01/2042	4,696,028

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,670,268	Pool T60853	3.50%		09/01/2042	5,342,657
5,096,066	Pool T60854	3.50%		09/01/2042	4,801,644
925,711	Pool T65110	3.50%		10/01/2042	874,531
5,623,362	Pool T65492	3.00%		06/01/2048	5,011,082
508,375	Pool T69016	5.00%		06/01/2041	507,283
8,231,816	Pool T69050	3.50%		05/01/2046	7,760,770
123,380	Pool U60299	4.00%		11/01/2040	120,810
120,253,767	Pool U69911	4.00%		04/01/2045	117,748,515
37,591,582	Pool U69913	3.50%		06/01/2043	35,882,467
1,056,471	Pool U99125	3.00%		01/01/2043	976,818
40,821,973	Pool V81821	3.00%		08/01/2045	37,464,019
12,039,637	Pool V82117	3.00%		12/01/2045	11,004,422
5,885,340	Pool V82248	3.50%		03/01/2046	5,520,739
10,500,000	Pool WN1221	4.80%		12/01/2029	10,696,168
19,180,000	Pool WN1240	4.40%		12/01/2029	19,262,330
40,000,000	Pool WN2184	2.50%		04/01/2032	36,107,324
23,230,000	Pool WN2311	4.80%		01/01/2030	23,662,697
44,691,595	Pool WN2358	4.30%		01/01/2030	44,786,524
21,423,012	Pool WN2396	4.79%		03/01/2030	21,818,476
15,225,000	Pool WN2423	4.19%		06/01/2030	15,204,974
13,881,000	Pool WN2579	4.85%		03/01/2029	14,156,623
27,120,000	Pool WN4136	4.60%		10/01/2035	26,823,654
65,651,315	Pool Z40117	3.00%		04/01/2045	60,618,741
57,524,396	Pool Z40206	3.50%		02/01/2047	54,416,875
17,608,582	Pool Z40264	4.00%		11/01/2040	17,352,790
102,919,371	Pool Z40265	3.50%		08/01/2047	96,985,808
10,744,471	Pool ZS4706	3.00%		03/01/2047	9,748,556
5,481,318	Pool ZS4750	3.00%		01/01/2048	4,953,913
9,753,207	Pool ZS4778	4.00%		07/01/2048	9,430,052
8,107,626	Pool ZS4790	4.00%		09/01/2048	7,835,631
12,149,033	Pool ZT1827	3.00%		07/01/2047	11,029,754
236,470	Series 2519-ZD	5.50%		11/15/2032	243,874
124,433	Series 2596-ZL	5.00%		04/15/2033	126,822
9,394,240	Series 267-30	3.00%		08/15/2042	8,647,477
96,098	Series 2684-ZN	4.00%		10/15/2033	94,184
6,600,973	Series 274-30	3.00%		08/15/2042	6,031,076
557,497	Series 2750-ZT	5.00%		02/15/2034	569,555
26,538,608	Series 280-30	3.00%		09/15/2042	24,603,912
1,795,677	Series 2825-PZ	5.50%		07/15/2034	1,861,251
4,761,722	Series 284-300	3.00%		10/15/2042	4,440,274
1,021,360	Series 2898-JZ	5.00%		12/15/2034	1,043,446
2,712,378	Series 2899-AZ	5.00%		12/15/2034	2,788,768
1,303,353	Series 2909-Z	5.00%		12/15/2034	1,340,895
3,037,078	Series 2932-Z	5.00%		02/15/2035	3,131,350
1,069,297	Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.40	%(f)(g)	07/15/2035	85,920
705,985	Series 3030-SL (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	2.00	%(f)(g)	09/15/2035	58,077
238,598	Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)	2.63	%(f)(g)	10/15/2035	21,880
1,898,549	Series 3116-Z	5.50%		02/15/2036	1,967,595
275,627	Series 3117-ZN	4.50%		02/15/2036	277,094
940,666	Series 3174-PZ	5.00%		01/15/2036	963,716
229,603	Series 3187-JZ	5.00%		07/15/2036	237,373
674,418	Series 3188-ZK	5.00%		07/15/2036	695,161
1,023,369	Series 3203-SE (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.40	%(f)(g)	08/15/2036	101,673
1,376,977	Series 3203-Z	5.00%		07/15/2036	1,410,705
4,017,647	Series 326-300Pool S0-7094	3.00%		03/15/2044	3,695,467
1,474,205	Series 3261-SA (-1 x 30 day avg SOFR US + 6.32%, 0.00% Floor, 6.43% Cap)	2.33	%(f)(g)	01/15/2037	145,573
1,131,459	Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)	1.98	%(f)(g)	02/15/2037	101,785
291,567	Series 3315-HZ	6.00%		05/15/2037	308,755

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
976,203	Series 3326-GS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.55	%(f)(g)	06/15/2037	89,419
256,283	Series 3351-ZC	5.50%		07/15/2037	266,588
3,226,198	Series 3355-BI (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.95	%(f)(g)	08/15/2037	312,354
171,555	Series 3369-Z	6.00%		09/15/2037	181,652
469,353	Series 3405-ZG	5.50%		01/15/2038	489,037
126,892	Series 3417-SI (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)	2.08	%(f)(g)	02/15/2038	9,906
573,294	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.55	%(f)(g)	03/15/2038	42,547
94,141	Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.55	%(f)(g)	03/15/2038	6,877
136,521	Series 3451-S (-1 x 30 day avg SOFR US + 5.92%, 0.00% Floor, 6.03% Cap)	1.93	%(f)(g)	02/15/2037	9,791
58,778	Series 3473-SM (-1 x 30 day avg SOFR US + 5.96%, 0.00% Floor, 6.07% Cap)	1.97	%(f)(g)	07/15/2038	4,772
1,127,965	Series 3484-SE (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	1.75	%(f)(g)	08/15/2038	85,588
1,603,533	Series 3519-SD (-1 x 30 day avg SOFR US + 5.44%, 0.00% Floor, 5.55% Cap)	1.45	%(f)(g)	02/15/2038	126,622
492,825	Series 3524-LB	3.31	%(b)	06/15/2038	478,324
60,174	Series 3530-GZ	4.50	%(i)	05/15/2039	59,286
1,370,054	Series 3541-EI (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.65	%(f)(g)	06/15/2039	161,736
106,215	Series 3545-SA (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.05	%(f)(g)	06/15/2039	8,996
44,185	Series 3549-SA (-1 x 30 day avg SOFR US + 5.69%, 0.00% Floor, 5.80% Cap)	1.70	%(f)(g)	07/15/2039	3,710
1,751,812	Series 3577-LS (-1 x 30 day avg SOFR US + 7.09%, 0.00% Floor, 7.20% Cap)	3.10	%(f)(g)	08/15/2035	209,434
537,999	Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.90	%(f)(g)	10/15/2049	41,488
552,160	Series 3583-GB	4.50%		10/15/2039	558,399
685,720	Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	2.25	%(f)(g)	03/15/2032	27,318
1,649,272	Series 3626-AZ	5.50%		08/15/2036	1,715,633
2,093,401	Series 3654-ZB	5.50%		11/15/2037	2,175,435
28,440,286	Series 367-C28	3.00	%(f)	07/15/2050	4,813,229
1,560,164	Series 3702-SG (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.95	%(f)(g)	08/15/2032	97,095
924,155	Series 3712-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	4.30	%(g)	08/15/2040	1,061,288
1,389,973	Series 3724-CM	5.50%		06/15/2037	1,464,176
4,459,199	Series 3726-SA (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.95	%(f)(g)	09/15/2040	426,366
4,674,509	Series 3752-BS (-2 x 30 day avg SOFR US + 9.77%, 0.00% Floor, 10.00% Cap)	1.72	%(g)	11/15/2040	3,928,119
1,049,548	Series 3771-AL	4.00%		12/15/2030	1,053,949
2,448,358	Series 3779-BY	3.50%		12/15/2030	2,426,295
2,901,271	Series 3779-LB	4.00%		12/15/2030	2,896,523
662,416	Series 3779-YA	3.50%		12/15/2030	656,447
2,394,337	Series 3783-AC	4.00%		01/15/2031	2,404,471
2,984,617	Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)	1.30	%(g)	01/15/2041	2,277,589
2,062,623	Series 3788-AY	3.50%		01/15/2031	2,036,791
430,118	Series 3790-Z	4.00%		01/15/2041	418,105
1,053,564	Series 3803-ZM	4.00%		02/15/2041	1,024,146
9,810,458	Series 3806-CZ	5.50%		07/15/2034	10,157,904
2,453,136	Series 3812-EY	3.50%		02/15/2031	2,422,226
1,187,557	Series 3818-CZ	4.50%		03/15/2041	1,181,029
3,290,368	Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)	0.91	%(g)	02/15/2041	2,808,416
5,549,231	Series 3843-PZ	5.00%		04/15/2041	5,687,087
81,266,375	Series 386-C19	2.50	%(f)	03/15/2052	12,204,321
149,643,186	Series 386-C4	2.50	%(f)	08/15/2051	23,042,999

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
94,402,988	Series 386-C6	2.50	%(f)	12/15/2050	14,421,911
2,695,435	Series 3870-PB	4.50%		06/15/2041	2,727,214
3,677,206	Series 3872-BA	4.00%		06/15/2041	3,647,834
1,894,016	Series 3877-EY	4.50%		06/15/2041	1,897,463
775,385	Series 3877-GY	4.50%		06/15/2041	776,258
1,614,059	Series 3900-SB (-1 x 30 day avg SOFR US + 5.86%, 0.00% Floor, 5.97% Cap)	1.87	%(f)(g)	07/15/2041	141,724
1,421,020	Series 3910-ZE	5.00%		10/15/2034	1,452,988
2,684,781	Series 3919-KL	4.50%		09/15/2041	2,710,489
8,737,228	Series 3919-ZJ	4.00%		09/15/2041	8,574,321
534,172	Series 3942-JZ	4.00%		10/15/2041	518,651
3,300,632	Series 3944-AZ	4.00%		10/15/2041	3,206,063
1,454,946	Series 3946-SM (-3 x 30 day avg SOFR US + 14.36%, 0.00% Floor, 14.70% Cap)	2.41	%(g)	10/15/2041	1,223,157
6,374,137	Series 3969-AB	4.00%		10/15/2033	6,365,041
1,384,889	Series 3982-AZ	3.50%		01/15/2042	1,306,319
2,032,226	Series 3999-EZ	4.00%		02/15/2042	1,978,953
2,117,449	Series 4121-AV	3.00%		12/15/2035	2,094,704
10,243,429	Series 4183-ZB	3.00	%(i)	03/15/2043	8,441,199
3,648,566	Series 4186-ZJ	3.00	%(i)	03/15/2033	3,474,973
40,143,373	Series 4212-US (-1 x 30 day avg SOFR US + 5.26%, 0.00% Floor, 5.40% Cap)	0.43	%(g)	06/15/2043	28,000,180
19,309,604	Series 4223-US (-1 x 30 day avg SOFR US + 5.29%, 0.00% Floor, 5.43% Cap)	0.44	%(g)	07/15/2043	12,682,662
8,852,526	Series 4249-CS (-1 x 30 day avg SOFR US + 4.56%, 0.00% Floor, 4.65% Cap)	1.55	%(g)	09/15/2043	6,873,934
6,957,263	Series 4341-ZA	3.00%		05/15/2044	6,424,357
1,023,929	Series 4379-KA	3.00%		08/15/2044	981,475
32,672,106	Series 4384-ZY	3.00	%(i)	09/15/2044	30,128,573
14,816,805	Series 4390-CZ	3.50	%(i)	09/15/2054	12,831,534
4,855,945	Series 4427-PS (-1 x 30 day avg SOFR US + 5.49%, 0.00% Floor, 5.60% Cap)	1.50	%(f)(g)	07/15/2044	245,422
590,656	Series 4438-B	3.00%		10/15/2043	579,399
11,897,837	Series 4441-VZ	3.00	%(i)	02/15/2045	10,601,883
2,677,588	Series 4471-BA	3.00%		12/15/2041	2,665,268
2,328,312	Series 4471-BC	3.00%		12/15/2041	2,317,598
3,995,187	Series 4500-GO	0.00	%(j)	08/15/2045	3,238,322
6,988,684	Series 4504-CA	3.00%		04/15/2044	6,835,494
23,254,971	Series 4543-HG	2.70%		04/15/2044	22,565,336
12,051,510	Series 4632-MH	4.00%		11/15/2056	11,338,520
4,613,441	Series 4744-JA	3.00%		09/15/2047	4,273,268
4,017,020	Series 4744-KA	3.00%		08/15/2046	3,902,849
9,378,436	Series 4746-ZN	3.50%		12/15/2047	8,739,439
21,534,000	Series 4759-NL	3.00%		02/15/2048	19,334,496
6,794,972	Series 4776-YP	3.50%		02/15/2048	6,385,965
22,531,807	Series 4778-DZ	4.00%		04/15/2048	21,556,664
4,791,356	Series 4791-IO	3.00	%(f)	05/15/2048	803,359
23,522,123	Series 4791-JT	3.00%		05/15/2048	21,281,644
3,705,511	Series 4791-LI	3.00	%(f)	05/15/2048	549,200
3,705,511	Series 4791-LO	0.00	%(j)	05/15/2048	2,856,436
15,455,987	Series 4791-PO	0.00	%(j)	05/15/2048	12,321,510
9,917,775	Series 4792-A	3.00%		05/15/2048	8,972,742
6,585,736	Series 4793-C	3.00%		06/15/2048	5,970,813
6,154,055	Series 4795-AO	0.00	%(j)	05/15/2048	4,724,886
5,388,822	Series 4801-OG	0.00	%(j)	06/15/2048	4,366,086
18,792,245	Series 4857-J	3.40%		01/15/2049	17,874,586
8,200,592	Series 4901-BD	3.00%		07/25/2049	7,827,841
16,428,120	Series 4924-ST (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(f)(g)	08/25/2048	1,639,602
9,410,197	Series 5004-LS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.16	%(f)(g)	07/25/2050	1,165,494
33,378,598	Series 5007-IP	3.00	%(f)	07/25/2050	5,682,847
14,463,548	Series 5010-KI	3.00	%(f)	09/25/2050	2,182,907
11,007,462	Series 5023-YI	3.00	%(f)	10/25/2050	1,955,425
28,436,443	Series 5036-LI	2.50	%(f)	11/25/2050	4,427,438

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
50,873,787	Series 5040-GI	2.00	%(f)	11/25/2050	6,354,858
27,390,735	Series 5050-BN	3.00%		11/25/2050	24,295,168
26,864,698	Series 5053-AI	3.00	%(f)	11/25/2050	4,702,789
8,954,899	Series 5053-PI	3.00	%(f)	11/25/2050	1,567,596
19,114,219	Series 5059-HI	3.00	%(f)	09/25/2050	3,126,450
21,510,970	Series 5059-ID	3.00	%(f)	01/25/2051	3,298,858
10,546,941	Series 5060-LT	2.00%		05/25/2050	8,822,125
5,360,076	Series 5062-PA	1.25%		01/25/2051	4,052,707
13,933,674	Series 5071-FP (30 day avg SOFR US + 0.70%, 0.70% Floor, 4.00% Cap)	4.00%		02/25/2051	11,887,042
25,189,653	Series 5077-CI	3.50	%(f)	02/25/2051	4,662,242
11,123,789	Series 5081-MI	2.50	%(f)	03/25/2051	1,785,267
34,789,834	Series 5083-IH	2.50	%(f)	03/25/2051	5,583,692
10,256,392	Series 5086-IB	3.00	%(f)	03/25/2051	1,814,129
12,750,128	Series 5086-IK	3.00	%(f)	03/25/2051	2,195,343
6,654,802	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	%(f)(g)	06/25/2051	9,647
14,042,741	Series 5117-D	2.00%		06/25/2051	12,647,813
15,532,632	Series 5118-PI	3.00	%(f)	03/25/2051	2,503,154
92,504,618	Series 5129-GI	3.00	%(f)	08/25/2050	16,159,373
59,325,077	Series 5130-IO	3.50	%(f)	08/25/2051	12,741,798
28,638,570	Series 5140-AI	3.50	%(f)	09/25/2051	5,426,325
9,723,768	Series 5140-B	2.00%		05/25/2040	8,806,248
30,352,579	Series 5140-HI	2.00	%(f)	08/25/2046	2,777,540
22,473,410	Series 5142-IP	3.00	%(f)	09/25/2051	3,879,493
33,087,142	Series 5145-SB (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(f)(g)	09/25/2051	44,013
14,018,441	Series 5149-CI	3.00	%(f)	12/25/2043	1,927,062
19,285,299	Series 5150-AB	2.00%		04/25/2049	16,152,188
35,979,981	Series 5157-EI	3.00	%(f)	10/25/2051	4,927,016
12,420,997	Series 5157-P	1.50%		10/25/2051	10,299,259
8,126,954	Series 5159-CD	1.50%		07/25/2041	7,292,746
15,169,011	Series 5159-DI	3.00	%(f)	04/25/2048	2,434,437
26,715,974	Series 5159-UI	3.50	%(f)	08/25/2050	4,968,861
39,386,494	Series 5160-S (-1 x 30 day avg SOFR US + 3.74%, 0.00% Floor, 3.74% Cap)	0.00	%(f)(g)	08/25/2050	1,085,677
19,786,507	Series 5160-ZY	3.00	%(i)	10/25/2050	14,442,215
26,001,397	Series 5171-GI	3.00	%(f)	12/25/2051	4,280,431
26,479,583	Series 5176-D	2.50%		01/25/2051	22,955,842
22,174,592	Series 5181-IL	3.00	%(f)	01/25/2052	3,592,315
13,190,918	Series 5187-LA	2.50%		10/25/2049	11,871,410
17,950,535	Series 5196-PE	2.00%		02/25/2052	15,990,989
19,825,569	Series 5202-DB	3.00%		05/25/2048	18,220,346
16,411,424	Series 5202-HA	2.50%		09/25/2048	14,844,350
54,364,045	Series 5209-IO	3.00	%(f)	10/25/2051	9,146,941
22,562,441	Series 5236-YI	2.50	%(f)	06/25/2049	2,673,379
63,240,432	Series 5279-IO	3.00	%(f)	03/25/2051	10,159,816
70,260,714	Series 5321-PO	0.00	%(j)	08/25/2050	50,421,020
12,169,491	Series 5326-KO	0.00	%(j)	09/25/2050	8,805,414
33,161,501	Series 5326-MO	0.00	%(j)	09/25/2050	23,027,725
15,254,955	Series 5326-OP	0.00	%(j)	09/25/2050	11,036,689
26,476,662	Series 5326-UO	0.00	%(j)	10/25/2050	17,907,628
22,841,057	Series 5334-PO	0.00	%(j)	12/25/2050	17,018,956
11,539,899	Series 5352-LO	0.00	%(j)	10/15/2046	8,874,049
17,257,530	Series 5365-PO	0.00	%(j)	02/25/2037	14,319,413
18,152,448	Series 5377-IO	2.50	%(f)	12/25/2051	2,231,101
15,240,485	Series 5400-FB (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	4.97%		04/25/2054	15,290,221
24,763,088	Series 5430-FD (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	4.97%		07/25/2054	24,848,803
20,380,289	Series 5439-FJ (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	4.97%		08/25/2054	20,445,086
33,911,795	Series 5452-DF (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.12%		09/25/2054	34,071,150

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
13,077,884	Series 5458-FE (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap)	4.97%	10/25/2054	13,109,735
32,247,597	Series 5469-F (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap)	4.97%	09/25/2054	32,327,229
38,965,097	Series 5470-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%	11/25/2054	39,115,444
36,832,690	Series 5473-FP (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.17%	11/25/2054	37,052,728
42,702,867	Series 5494-FA (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap)	4.97%	01/25/2055	42,812,536
37,279,382	Series 5515-FM (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.22%	03/25/2055	37,563,585
16,695,186	Series 5527-FC (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%	09/25/2054	16,765,540
23,879,267	Series 5527-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%	09/25/2054	23,979,894
19,267,156	Series 5536-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%	05/25/2054	19,341,507
58,220,206	Series 5596-CF (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.02%	11/25/2055	58,443,725
27,773,735	Series 5598-FA (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.02%	11/25/2055	27,872,676
28,330,540	Series 5599-FD (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.02%	10/25/2055	28,441,777
35,518,201	Series 5606-KP	4.50%	12/25/2055	35,119,257
	Federal National Mortgage Association
55,203,900	Pool 310233	3.50%	03/01/2044	52,633,011
2,028,138	Pool 555743	5.00%	09/01/2033	2,058,412
1,596,193	Pool 735382	5.00%	04/01/2035	1,638,215
2,699,116	Pool 735402	5.00%	04/01/2035	2,770,173
1,799,559	Pool 735484	5.00%	05/01/2035	1,846,939
739,495	Pool 735667	5.00%	07/01/2035	751,581
631,330	Pool 735893	5.00%	10/01/2035	648,484
1,552,802	Pool 745275	5.00%	02/01/2036	1,595,637
67,711	Pool 888695	5.00%	08/01/2037	69,664
357,781	Pool 888968	5.00%	08/01/2035	366,896
3,126,369	Pool 890549	4.00%	11/01/2043	3,058,317
4,112,851	Pool 890565	3.00%	11/01/2043	3,805,949
232,714	Pool 931104	5.00%	05/01/2039	237,111
47,215	Pool 975116	5.00%	05/01/2038	48,578
663,222	Pool 986864	6.50%	08/01/2038	705,931
429,320	Pool 987316	6.50%	09/01/2038	455,935
2,870,621	Pool 995203	5.00%	07/01/2035	2,917,893
4,870,910	Pool 995849	5.00%	08/01/2036	4,944,450
3,281,336	Pool AB2123	4.00%	01/01/2031	3,276,704
186,976	Pool AB3713	4.00%	10/01/2031	185,727
1,822,130	Pool AB3796	3.50%	11/01/2031	1,797,784
632,297	Pool AB3850	4.00%	11/01/2041	608,635
492,696	Pool AB3923	4.00%	11/01/2041	473,032
6,861,670	Pool AB4167	3.50%	01/01/2032	6,765,938
5,384,096	Pool AB4261	3.50%	01/01/2032	5,308,974
1,065,309	Pool AB5084	3.50%	05/01/2032	1,050,230
2,567,134	Pool AB5156	3.50%	05/01/2032	2,528,228
3,602,300	Pool AB5212	3.50%	05/01/2032	3,550,572
2,453,491	Pool AB5243	4.00%	05/01/2042	2,355,578
4,922,039	Pool AB5911	3.00%	08/01/2032	4,799,294
2,398,059	Pool AB6280	3.00%	09/01/2042	2,214,661
2,748,988	Pool AB6349	3.00%	10/01/2032	2,675,752
7,420,194	Pool AB6750	3.00%	10/01/2032	7,218,440
4,114,536	Pool AB6751	3.00%	10/01/2032	4,002,044
25,236,062	Pool AB6854	3.00%	11/01/2042	23,350,099
19,983,390	Pool AB7077	3.00%	11/01/2042	18,493,124
7,975,016	Pool AB7776	3.00%	02/01/2043	7,365,060
9,065,873	Pool AB7877	3.00%	02/01/2043	8,372,486
3,408,080	Pool AB8418	3.00%	02/01/2033	3,311,331

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
5,522,917	Pool AB8520	3.00%	02/01/2033	5,364,480
7,418,726	Pool AB8703	3.00%	03/01/2038	7,021,860
2,579,476	Pool AB8858	3.00%	04/01/2033	2,506,793
6,442,242	Pool AB9020	3.00%	04/01/2038	6,097,606
4,316,390	Pool AB9197	3.00%	05/01/2033	4,186,063
2,494,537	Pool AB9409	3.00%	05/01/2033	2,422,168
67,586	Pool AD2177	4.50%	06/01/2030	67,837
230,480	Pool AD6438	5.00%	06/01/2040	237,141
130,449	Pool AD7859	5.00%	06/01/2040	134,220
1,968,899	Pool AH0607	4.00%	12/01/2040	1,929,114
103,016	Pool AH1140	4.50%	12/01/2040	101,748
1,514,735	Pool AH4437	4.00%	01/01/2041	1,458,060
335,298	Pool AH7309	4.00%	02/01/2031	334,387
38,060	Pool AH9323	4.00%	04/01/2026	37,955
717,512	Pool AJ1265	4.00%	09/01/2041	698,190
49,625	Pool AJ1399	4.00%	09/01/2041	47,645
1,351,716	Pool AJ1467	4.00%	10/01/2041	1,301,134
1,288,727	Pool AJ3392	4.00%	10/01/2041	1,240,514
993,396	Pool AJ3854	4.00%	10/01/2041	953,751
4,117,014	Pool AJ4118	4.00%	11/01/2041	3,963,010
1,190,890	Pool AJ4131	4.00%	10/01/2041	1,143,372
1,629,771	Pool AJ7677	3.50%	12/01/2041	1,537,863
902,600	Pool AJ8334	4.00%	12/01/2041	866,577
4,845,711	Pool AK0713	3.50%	01/01/2032	4,780,983
1,088,663	Pool AK4039	4.00%	02/01/2042	1,045,212
2,209,325	Pool AK4763	4.00%	02/01/2042	2,126,654
1,010,985	Pool AK9438	4.00%	03/01/2042	970,646
1,539,552	Pool AK9439	4.00%	03/01/2042	1,478,131
417,170	Pool AK9446	4.50%	03/01/2042	417,436
19,893,256	Pool AL3883	3.00%	07/01/2043	18,371,860
9,310	Pool AL4292	4.50%	04/01/2026	9,314
3,220,611	Pool AL4312	4.00%	10/01/2043	3,147,841
8,112,703	Pool AL6075	3.50%	09/01/2053	7,447,382
14,152,040	Pool AL6076	3.00%	06/01/2053	12,567,945
18,409,065	Pool AL6141	4.00%	04/01/2042	18,019,839
17,916,309	Pool AL6325	3.00%	10/01/2044	16,560,559
5,601,839	Pool AL6486	4.50%	02/01/2045	5,594,596
16,196,958	Pool AL6538	4.50%	06/01/2044	16,310,953
17,541,704	Pool AL8304	3.50%	03/01/2046	16,658,326
8,471,006	Pool AL9220	3.00%	06/01/2045	7,832,786
8,591,251	Pool AL9445	3.00%	07/01/2031	8,442,537
23,147,193	Pool AM8510	3.15%	05/01/2035	21,018,932
25,112,516	Pool AM8950	3.14%	06/01/2040	22,835,386
3,989,864	Pool AN5480	3.43%	06/01/2037	3,760,469
217,500,000	Pool AN6680	3.37%	11/01/2047	175,267,333
9,850,534	Pool AN7452	3.12%	11/01/2032	9,218,563
20,189,913	Pool AN8121	3.16%	01/01/2035	18,390,189
3,642,641	Pool AN9452	3.75%	06/01/2030	3,537,372
3,272,564	Pool AO2980	4.00%	05/01/2042	3,150,076
10,868,922	Pool AP4787	3.50%	09/01/2042	10,228,978
9,121,180	Pool AP4789	3.50%	09/01/2042	8,584,109
4,620,394	Pool AQ5541	3.00%	12/01/2042	4,273,158
4,823,512	Pool AR9856	3.00%	04/01/2043	4,462,558
4,666,465	Pool AS1927	4.50%	03/01/2044	4,662,353
5,624,078	Pool AS2038	4.50%	03/01/2044	5,628,387
3,107,958	Pool AS2517	4.50%	05/01/2044	3,103,939
1,418,799	Pool AS2551	4.50%	06/01/2044	1,418,863
1,654,415	Pool AS2765	4.50%	07/01/2044	1,653,809
6,464,893	Pool AS3201	3.00%	08/01/2034	6,226,631
3,003,173	Pool AS3456	3.00%	10/01/2034	2,886,349
6,195,799	Pool AS3666	3.00%	10/01/2034	5,941,778
23,212,266	Pool AS3961	3.00%	12/01/2044	21,321,101
9,508,545	Pool AS4154	3.00%	12/01/2044	8,722,113
4,740,570	Pool AS4212	3.00%	01/01/2035	4,544,232

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
7,572,909	Pool AS4281	3.00%		01/01/2035	7,253,308
7,012,107	Pool AS4345	3.50%		01/01/2045	6,674,933
7,656,025	Pool AS4360	3.00%		01/01/2035	7,334,902
8,058,162	Pool AS4779	3.00%		04/01/2035	7,710,044
6,565,612	Pool AS4780	3.00%		04/01/2035	6,284,947
8,157,056	Pool AS4840	3.00%		04/01/2035	7,808,379
5,623,057	Pool AS4881	3.00%		05/01/2035	5,380,247
11,633,724	Pool AS7473	3.00%		07/01/2046	10,354,716
22,912,292	Pool AS7661	3.00%		08/01/2046	20,393,129
15,358,016	Pool AS8056	3.00%		10/01/2046	13,946,530
21,303,048	Pool AS8111	3.00%		10/01/2041	19,681,998
13,293,226	Pool AS8269	3.00%		11/01/2046	12,068,066
11,983,226	Pool AS8306	3.00%		11/01/2041	11,092,426
13,635,363	Pool AS8356	3.00%		11/01/2046	12,136,217
11,382,217	Pool AX9696	3.00%		07/01/2045	10,201,298
12,793,467	Pool AY3974	3.00%		03/01/2045	11,703,471
5,342,749	Pool AY4295	3.00%		02/01/2045	4,808,304
388,655	Pool AY4296	3.00%		01/01/2045	345,915
2,546,621	Pool AY5471	3.00%		03/01/2045	2,266,599
4,126,838	Pool AZ0576	3.50%		04/01/2042	3,896,660
6,877,800	Pool BC0785	3.50%		04/01/2046	6,510,093
12,926,808	Pool BC9003	3.00%		11/01/2046	11,738,768
62,534,343	Pool BF0314	3.00%		01/01/2053	56,954,473
54,530,127	Pool BF0353	3.00%		05/01/2053	49,663,863
27,030,444	Pool BF0391	3.00%		09/01/2053	24,618,399
18,749,077	Pool BK8257	1.50%		12/01/2050	14,117,583
15,124,701	Pool BK8267	2.50%		12/01/2050	13,085,851
9,000,000	Pool BL0357	3.89%		10/01/2038	8,202,068
43,266,643	Pool BL0870	4.28%		12/01/2048	38,130,801
4,870,296	Pool BL2303	3.36%		05/01/2031	4,681,581
8,860,000	Pool BL4038	2.98%		09/01/2034	7,991,961
8,190,000	Pool BL5840	2.73%		02/01/2035	7,046,951
6,156,614	Pool BL6639	2.66%		05/01/2050	4,807,281
15,993,459	Pool BL6689	2.19%		05/01/2032	14,184,561
36,206,706	Pool BL7110	1.76%		07/01/2035	29,303,370
3,568,101	Pool BL7331	2.23%		07/01/2040	2,608,706
20,400,000	Pool BL7424	1.65%		08/01/2035	16,200,600
39,792,137	Pool BL8165	1.35%		09/01/2032	33,400,135
31,166,183	Pool BL8269	1.51%		09/01/2035	24,682,122
17,000,000	Pool BL8977	1.20%		11/01/2030	14,839,744
10,360,942	Pool BL9284	2.23%		12/01/2050	7,426,063
53,000,000	Pool BL9576	2.24%		12/01/2050	36,315,722
15,078,285	Pool BM5299	3.00%		12/01/2046	13,693,073
23,431,109	Pool BM5633	3.00%		07/01/2047	21,266,232
3,531,367	Pool BM5834	3.00%		04/01/2048	3,143,213
41,953,887	Pool BM6779	2.00%		08/01/2051	33,253,282
155,802,786	Pool BM6831	1.92	%(b)	10/01/2033	131,211,874
76,525,075	Pool BM6857	1.83	%(b)	12/01/2031	67,168,523
14,360,385	Pool BM6925 (30 day avg SOFR US + 2.21%, 2.21% Floor, 7.29% Cap)	2.29%		04/01/2052	13,258,500
19,391,908	Pool BM7154 (30 day avg SOFR US + 2.29%, 2.29% Floor, 9.72% Cap)	4.72%		03/01/2053	19,509,300
23,755,459	Pool BM7164 (30 day avg SOFR US + 2.27%, 2.27% Floor, 9.53% Cap)	4.54%		03/01/2053	23,811,422
7,769,431	Pool BQ6432	2.00%		08/01/2051	6,158,221
14,813,960	Pool BQ6564	2.00%		09/01/2051	11,741,749
26,142,712	Pool BR2290 (30 day avg SOFR US + 2.12%, 2.12% Floor, 7.01% Cap)	2.01%		08/01/2051	24,061,973
5,592,000	Pool BS2500	1.81%		06/01/2030	5,086,825
3,000,000	Pool BS2580	2.15%		08/01/2033	2,564,916
9,975,000	Pool BS2834	2.24%		08/01/2041	7,084,140
34,043,000	Pool BS3101	1.91%		09/01/2033	28,796,314
2,584,541	Pool BS3163	1.75%		08/01/2030	2,338,073
19,880,000	Pool BS3192	2.03%		09/01/2036	15,543,050

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
16,075,277	Pool BS3314	1.83%	10/01/2033	13,547,565
25,042,000	Pool BS3426	1.76%	11/01/2031	21,716,752
12,048,000	Pool BS3431	1.83%	11/01/2033	10,092,913
6,536,000	Pool BS3434	1.83%	11/01/2033	5,475,372
32,694,000	Pool BS3442	2.12%	10/01/2036	25,857,101
7,339,000	Pool BS3955	2.30%	12/01/2036	5,877,721
48,972,000	Pool BS4111	1.98%	01/01/2032	43,203,896
46,000,000	Pool BS4125	2.32%	12/01/2031	41,529,088
20,267,579	Pool BS4177	1.94%	12/01/2031	17,964,978
12,500,000	Pool BS4213	2.46%	12/01/2036	10,358,037
18,199,000	Pool BS4225	2.36%	01/01/2037	14,832,616
19,649,298	Pool BS4273	1.93%	12/01/2031	17,368,808
33,675,000	Pool BS4276	2.03%	01/01/2032	29,912,402
51,025,000	Pool BS4306	1.92%	01/01/2032	44,474,978
26,657,881	Pool BS4319	2.35%	01/01/2039	21,066,952
30,761,000	Pool BS4333	1.89%	01/01/2032	26,958,859
12,000,000	Pool BS4334	2.01%	01/01/2034	10,018,978
17,496,869	Pool BS4359	1.99%	01/01/2032	15,555,464
53,950,000	Pool BS4453	1.96%	01/01/2032	47,471,642
51,688,000	Pool BS4524	2.02%	01/01/2032	45,370,624
41,850,000	Pool BS4736	2.00%	02/01/2032	36,565,954
24,500,000	Pool BS4737	2.00%	02/01/2032	21,406,592
20,155,000	Pool BS4951	2.63%	04/01/2032	18,207,987
10,866,371	Pool BS5636	3.72%	06/01/2032	10,504,973
6,622,072	Pool BS5685	4.20%	05/01/2052	5,892,659
8,665,000	Pool BS6102	4.10%	08/01/2032	8,521,342
4,200,000	Pool BS6131	3.89%	07/01/2032	4,067,888
3,587,270	Pool BS6419	3.89%	09/01/2032	3,489,472
24,762,678	Pool BS6649	3.89%	10/01/2032	23,875,952
159,468,000	Pool BS6912	4.33%	12/01/2032	157,429,245
4,131,000	Pool BS7305	5.22%	01/01/2032	4,301,691
7,863,000	Pool BS7410	5.48%	01/01/2033	8,200,498
3,243,369	Pool BS7503	4.87%	04/01/2031	3,330,338
10,467,000	Pool BS8014	4.84%	03/01/2033	10,685,191
8,333,000	Pool BS8657	5.10%	06/01/2030	8,596,896
5,508,796	Pool BS8987	5.15%	07/01/2040	5,644,172
18,182,291	Pool BS9321	5.27%	08/01/2040	18,831,353
1,499,580	Pool BT6556	2.00%	07/01/2051	1,188,573
9,274,065	Pool BV8021	4.50%	08/01/2052	9,104,530
15,847,526	Pool BV8479	3.00%	04/01/2052	14,176,721
31,011,145	Pool BV9869	3.00%	05/01/2052	27,474,400
10,550,000	Pool BZ0079	5.21%	01/01/2034	11,067,377
27,755,000	Pool BZ0115	5.27%	12/01/2033	29,203,248
14,016,000	Pool BZ0452	5.36%	02/01/2054	13,750,833
135,297,000	Pool BZ1178	5.81%	06/01/2031	140,673,658
49,221,000	Pool BZ2148	4.40%	10/01/2029	49,516,051
21,450,000	Pool BZ2151	4.40%	10/01/2029	21,578,580
16,000,000	Pool BZ3061	5.26%	02/01/2030	16,220,674
6,343,640	Pool CA0862	3.50%	09/01/2047	5,976,753
3,440,193	Pool CA3898	3.00%	07/01/2034	3,353,629
3,589,222	Pool CA4413	3.00%	10/01/2049	3,176,788
31,362,061	Pool CA7235	2.50%	10/01/2050	27,006,628
10,159,801	Pool CA7671	2.50%	11/01/2040	9,220,228
17,698,952	Pool CA7789	2.50%	11/01/2040	15,937,084
13,521,932	Pool CB0189	3.00%	04/01/2051	12,125,284
12,906,704	Pool CB1055 (30 day avg SOFR US + 2.22%, 2.22% Floor, 6.86% Cap)	1.86%	07/01/2051	11,845,340
2,799,665	Pool CB1648	2.00%	09/01/2051	2,219,079
59,483,484	Pool CB3116	3.00%	03/01/2052	53,354,436
54,132,815	Pool CB3166	3.00%	03/01/2052	48,481,785
11,528,633	Pool CB3332	3.50%	04/01/2052	10,764,119
80,165,115	Pool CB4291	5.00%	08/01/2052	80,419,126
39,002,493	Pool CB4347	5.00%	08/01/2052	39,693,791
45,461,592	Pool CB4391	4.50%	08/01/2052	44,643,200

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
58,082,845	Pool CB5221	5.00%	12/01/2052	58,260,876
32,852,202	Pool CB7272	6.00%	10/01/2053	34,187,605
21,325,117	Pool CB7335	5.50%	10/01/2053	21,941,744
15,508,065	Pool CB7433	5.50%	11/01/2053	15,957,476
25,458,823	Pool CB7781	5.50%	01/01/2054	25,899,807
39,295,386	Pool CB7996	6.00%	02/01/2054	40,996,916
36,994,100	Pool CB8138	5.50%	03/01/2054	37,961,165
36,567,426	Pool CB8680	5.50%	06/01/2054	37,505,381
48,375,078	Pool CB8692	5.50%	06/01/2054	49,861,444
67,671,702	Pool CB8845	5.50%	07/01/2054	69,750,963
61,915,180	Pool CB8851	6.00%	07/01/2054	64,498,601
50,169,217	Pool CB8986	5.50%	08/01/2054	51,602,828
48,363,517	Pool CB9138	5.50%	09/01/2054	49,745,538
24,934,540	Pool CB9139	5.50%	09/01/2054	25,559,428
94,840,489	Pool CB9147	5.50%	09/01/2054	97,754,561
45,696,909	Pool CB9321	5.50%	10/01/2054	47,002,726
19,736,636	Pool CB9331	5.50%	10/01/2054	20,343,079
33,799,236	Pool CC1232	5.50%	10/01/2055	34,829,954
20,904,240	Pool FA0475	5.50%	12/01/2054	21,360,300
60,840,526	Pool FA1477	5.50%	04/01/2055	62,336,156
53,479,051	Pool FA3823	5.00%	12/01/2055	53,901,045
38,488,913	Pool FM1000	3.00%	04/01/2047	34,942,984
20,004,831	Pool FM4347	2.50%	09/01/2050	17,175,212
36,914,822	Pool FM4752	2.50%	11/01/2050	31,963,258
39,511,909	Pool FM4792	2.50%	11/01/2050	34,024,793
21,984,084	Pool FM4913	2.50%	11/01/2050	18,942,342
29,121,941	Pool FM5150	2.00%	12/01/2050	23,923,890
4,192,694	Pool FM6864	1.50%	04/01/2041	3,551,343
53,142,077	Pool FM7557	3.50%	03/01/2050	49,894,039
23,831,297	Pool FM8158	2.50%	07/01/2051	20,730,735
53,895,062	Pool FM8215	2.50%	03/01/2051	46,547,098
38,927,646	Pool FM8304	4.00%	07/01/2049	37,610,864
51,892,994	Pool FM8435	2.50%	09/01/2051	44,972,666
93,403,041	Pool FM8533	2.50%	03/01/2051	80,886,328
58,811,155	Pool FM8769	2.50%	09/01/2051	50,967,868
31,330,752	Pool FM8780	2.50%	09/01/2051	27,021,528
9,001,846	Pool FM9422	2.00%	01/01/2051	7,357,353
25,726,898	Pool FM9490	2.00%	11/01/2051	21,236,546
32,633,104	Pool FP0043	2.00%	10/01/2050	26,654,335
28,254,791	Pool FP0088	2.00%	10/01/2051	23,010,668
29,857,040	Pool FS0009	3.50%	11/01/2051	27,712,979
11,585,051	Pool FS0400	3.00%	01/01/2052	10,444,460
44,557,412	Pool FS1472	3.50%	11/01/2050	41,628,496
75,014,438	Pool FS2320	2.50%	04/01/2051	63,872,258
14,561,584	Pool FS2588	4.50%	08/01/2052	14,299,443
13,702,199	Pool FS2837	4.00%	09/01/2052	13,084,244
12,794,733	Pool FS5618	5.50%	08/01/2053	13,273,097
43,098,690	Pool FS5987	2.50%	04/01/2051	37,335,118
32,312,677	Pool FS6232	2.00%	03/01/2052	26,670,193
14,878,292	Pool FS6422	6.00%	11/01/2053	15,659,477
57,199,994	Pool FS6582	6.00%	12/01/2053	59,627,449
20,585,516	Pool FS6843	6.00%	01/01/2054	21,478,881
43,958,124	Pool FS7114	5.50%	02/01/2054	45,308,611
32,750,668	Pool FS7252	5.00%	11/01/2053	32,791,989
28,834,716	Pool FS8152	6.00%	06/01/2054	29,950,694
24,631,971	Pool FS8643	6.00%	07/01/2054	25,705,846
25,235,719	Pool FS8999	6.00%	08/01/2054	26,371,019
13,337,068	Pool FS9026	5.50%	09/01/2053	13,725,496
19,416,388	Pool FS9671	5.50%	11/01/2054	20,012,979
328,115	Pool MA0264	4.50%	12/01/2029	330,702
1,182,676	Pool MA0353	4.50%	03/01/2030	1,192,340
244,515	Pool MA0406	4.50%	05/01/2030	246,548
32,006	Pool MA0445	5.00%	06/01/2040	31,809
63,084	Pool MA0468	5.00%	07/01/2040	62,695

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
389,316	Pool MA0534	4.00%		10/01/2030	388,350
91,953	Pool MA0587	4.00%		12/01/2030	91,776
2,433,308	Pool MA0616	4.00%		01/01/2031	2,428,273
922,825	Pool MA0896	4.00%		11/01/2041	888,285
8,594,516	Pool MA0949	3.50%		01/01/2032	8,477,967
5,208,732	Pool MA1010	3.50%		03/01/2032	5,136,037
1,421,071	Pool MA1039	3.50%		04/01/2042	1,340,940
7,082,058	Pool MA1059	3.50%		05/01/2032	6,980,369
955,172	Pool MA1068	3.50%		05/01/2042	901,303
2,579,699	Pool MA1093	3.50%		06/01/2042	2,427,816
1,749,172	Pool MA1094	4.00%		06/01/2042	1,679,372
9,784,615	Pool MA1107	3.50%		07/01/2032	9,640,129
23,625,599	Pool MA1117	3.50%		07/01/2042	22,234,480
23,054,284	Pool MA1136	3.50%		08/01/2042	21,696,950
6,839,547	Pool MA1138	3.50%		08/01/2032	6,761,889
6,928,210	Pool MA1179	3.50%		09/01/2042	6,520,290
1,333,924	Pool MA1201	3.50%		10/01/2032	1,313,428
11,858,854	Pool MA1209	3.50%		10/01/2042	11,160,578
9,050,236	Pool MA1237	3.00%		11/01/2032	8,772,369
1,096,857	Pool MA1242	3.50%		11/01/2042	1,032,271
5,161,325	Pool MA1338	3.00%		02/01/2033	4,998,529
2,838,203	Pool MA1490	3.00%		07/01/2033	2,752,611
4,099,070	Pool MA2114	3.50%		12/01/2044	3,847,331
3,014,993	Pool MA2151	3.50%		01/01/2045	2,829,827
9,006,764	Pool MA2164	3.50%		02/01/2035	8,798,531
8,434,999	Pool MA2166	3.50%		02/01/2045	7,916,943
8,778,449	Pool MA2248	3.00%		04/01/2045	7,867,680
11,506,364	Pool MA2621	3.50%		05/01/2046	10,757,779
13,318,003	Pool MA2649	3.00%		06/01/2046	11,853,704
12,180,897	Pool MA2650	3.50%		06/01/2046	11,432,733
4,150,997	Pool MA2673	3.00%		07/01/2046	3,694,599
14,994,149	Pool MA2711	3.00%		08/01/2046	13,345,588
1,419,609	Pool MA2743	3.00%		09/01/2046	1,263,518
33,298,753	Pool MA2806	3.00%		11/01/2046	30,238,403
10,760,635	Pool MA2833	3.00%		12/01/2046	9,783,861
13,651,888	Pool MA2895	3.00%		02/01/2047	12,333,271
7,909,402	Pool MA3614	3.50%		03/01/2049	7,403,337
1,209,029	Pool MA3894	4.00%		09/01/2031	1,205,768
30,924,016	Pool MA4100	2.00%		08/01/2050	25,204,225
68,071,536	Pool MA4191	2.00%		11/01/2050	53,786,328
80,149,068	Pool MA4306	2.50%		04/01/2051	68,430,653
15,919,653	Pool MA5480	5.50%		09/01/2044	16,447,096
45,437,804	Pool MA5503	5.50%		10/01/2044	46,300,979
21,911,919	Pool MA5806	5.50%		08/01/2045	22,337,177
170,302	Series 2002-70-QZ	5.50%		11/25/2032	175,354
250,792	Series 2002-75-ZG	5.50%		11/25/2032	257,896
655,578	Series 2003-29-ZL	5.00%		04/25/2033	669,489
311,592	Series 2003-64-ZG	5.50%		07/25/2033	321,585
2,609,371	Series 2003-84-PZ	5.00%		09/25/2033	2,673,302
15,131	Series 2004-46-PJ (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(f)(g)	03/25/2034	21
729,081	Series 2004-51-XP (-1 x 30 day avg SOFR US + 7.59%, 0.00% Floor, 7.70% Cap)	3.71	%(f)(g)	07/25/2034	90,186
121,279	Series 2005-37-ZK	4.50%		05/25/2035	119,935
1,164,894	Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)	2.59	%(f)(g)	10/25/2036	150,559
502,538	Series 2006-123-LI (-1 x 30 day avg SOFR US + 6.21%, 0.00% Floor, 6.32% Cap)	2.33	%(f)(g)	01/25/2037	60,585
216,404	Series 2006-16-HZ	5.50%		03/25/2036	224,304
1,746,827	Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.76	%(f)(g)	07/25/2036	159,900
215,640	Series 2006-93-SN (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.61	%(f)(g)	10/25/2036	15,847
2,469,234	Series 2007-109-VZ	5.00%		10/25/2035	2,519,233

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
318,352	Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	2.26	%(f)(g)	05/25/2037	27,258
1,881,111	Series 2007-14-PS (-1 x 30 day avg SOFR US + 6.70%, 0.00% Floor, 6.81% Cap)	2.82	%(f)(g)	03/25/2037	246,563
975,634	Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)	2.45	%(f)(g)	04/25/2037	120,578
106,376	Series 2007-30-SI (-1 x 30 day avg SOFR US + 6.00%, 0.00% Floor, 6.11% Cap)	2.12	%(f)(g)	04/25/2037	8,201
837,278	Series 2007-32-SG (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	2.11	%(f)(g)	04/25/2037	76,017
776,154	Series 2007-57-SX (-1 x 30 day avg SOFR US + 6.51%, 0.00% Floor, 6.62% Cap)	2.63	%(f)(g)	10/25/2036	85,622
1,445,515	Series 2007-60-VZ	6.00%		07/25/2037	1,526,285
661,574	Series 2007-71-GZ	6.00%		07/25/2047	705,020
1,013,688	Series 2007-75-ID (-1 x 30 day avg SOFR US + 5.76%, 0.00% Floor, 5.87% Cap)	1.88	%(f)(g)	08/25/2037	116,482
153,681	Series 2007-9-SD (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.66	%(f)(g)	03/25/2037	10,295
1,019,084	Series 2008-29-ZA	4.50%		04/25/2038	1,023,115
2,010,482	Series 2008-48-BE	5.00%		06/25/2034	2,060,001
267,845	Series 2008-5-MS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	2.26	%(f)(g)	02/25/2038	20,119
91,439	Series 2008-53-LI (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.16	%(f)(g)	07/25/2038	7,298
214,724	Series 2008-57-SE (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(f)(g)	02/25/2037	16,809
200,520	Series 2008-61-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(f)(g)	07/25/2038	9,560
174,830	Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(f)(g)	07/25/2038	11,330
567,833	Series 2008-65-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(f)(g)	08/25/2038	56,845
138,894	Series 2008-81-LP	5.50%		09/25/2038	144,751
1,331,733	Series 2009-106-EZ	4.50%		01/25/2040	1,333,585
198,480	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	2.26	%(f)(g)	01/25/2040	22,200
64,069	Series 2009-16-MZ	5.00%		03/25/2029	64,037
486,457	Series 2009-42-SI (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(f)(g)	06/25/2039	42,253
192,338	Series 2009-47-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	2.11	%(f)(g)	07/25/2039	10,352
149,645	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.96	%(f)(g)	07/25/2039	13,498
1,369,803	Series 2009-49-S (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.76	%(f)(g)	07/25/2039	147,207
190,288	Series 2009-51-BZ	4.50%		07/25/2039	190,696
251,567	Series 2009-54-EZ	5.00%		07/25/2039	255,880
1,051,940	Series 2009-80-PM	4.50%		10/25/2039	1,052,777
980,904	Series 2009-83-Z	4.50%		10/25/2039	981,790
3,252,641	Series 2009-85-ES (-1 x 30 day avg SOFR US + 7.12%, 0.00% Floor, 7.23% Cap)	3.24	%(f)(g)	01/25/2036	329,744
5,918,664	Series 2009-85-JS (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.76	%(f)(g)	10/25/2039	706,754
357,892	Series 2009-90-IB (-1 x 30 day avg SOFR US + 5.61%, 0.00% Floor, 5.72% Cap)	1.73	%(f)(g)	04/25/2037	23,759
144,767	Series 2009-94-BC	5.00%		11/25/2039	148,870
1,506,091	Series 2010-10-SA (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	2.36	%(f)(g)	02/25/2040	161,173
528,788	Series 2010-10-ZA	4.50%		02/25/2040	528,985
4,267,411	Series 2010-101-SA (-1 x 30 day avg SOFR US + 4.37%, 0.00% Floor, 4.48% Cap)	0.49	%(f)(g)	09/25/2040	149,199
2,232,760	Series 2010-101-ZC	4.50%		09/25/2040	2,231,061
671,790	Series 2010-111-S (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.96	%(f)(g)	10/25/2050	62,404
840,910	Series 2010-116-Z	4.00%		10/25/2040	817,974
619,958	Series 2010-120-KD	4.00%		10/25/2040	601,585

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
242,685	Series 2010-126-SU (-11 x 30 day avg SOFR US + 53.74%, 0.00% Floor, 55.00% Cap)	9.47	%(g)	11/25/2040	290,730
920,343	Series 2010-128-HZ	4.00%		11/25/2040	894,411
511,737	Series 2010-132-Z	4.50%		11/25/2040	510,507
73,231	Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	2.58	%(g)	12/25/2040	74,605
3,743,155	Series 2010-142-AZ	4.00%		12/25/2040	3,650,704
2,434,737	Series 2010-16-SA (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	1.46	%(f)(g)	03/25/2040	170,790
634,322	Series 2010-2-MS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	2.26	%(f)(g)	02/25/2050	82,388
934,925	Series 2010-21-DZ	5.00%		03/25/2040	954,933
417,200	Series 2010-21-KS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.96	%(f)(g)	03/25/2040	21,693
408,068	Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	1.01	%(f)(g)	04/25/2040	25,658
519,381	Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)	0.94	%(f)(g)	04/25/2040	26,562
120,974	Series 2010-35-ES (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.46	%(f)(g)	04/25/2040	4,443
35,808	Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.46	%(f)(g)	04/25/2040	734
515,663	Series 2010-4-SK (-1 x 30 day avg SOFR US + 6.12%, 0.00% Floor, 6.23% Cap)	2.24	%(f)(g)	02/25/2040	45,295
479,497	Series 2010-46-MS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.96	%(f)(g)	05/25/2040	25,121
2,708,248	Series 2010-49-ZW	4.50%		05/25/2040	2,712,364
266,046	Series 2010-58-ES (-3 x 30 day avg SOFR US + 12.18%, 0.00% Floor, 12.47% Cap)	2.21	%(g)	06/25/2040	265,925
1,739,052	Series 2010-59-MS (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)	1.78	%(f)(g)	06/25/2040	162,794
132,114	Series 2010-60-VZ	5.00%		10/25/2039	135,401
144,681	Series 2010-61-EL	4.50%		06/25/2040	146,012
1,951,366	Series 2010-64-EZ	5.00%		06/25/2040	1,995,755
1,379,439	Series 2010-79-CZ	4.00%		07/25/2040	1,341,754
762,392	Series 2010-84-ZC	4.50%		08/25/2040	762,655
1,524,782	Series 2010-84-ZD	4.50%		08/25/2040	1,525,308
2,038,377	Series 2010-84-ZG	4.50%		08/25/2040	2,037,871
313,821	Series 2010-9-DS (-1 x 30 day avg SOFR US + 5.19%, 0.50% Floor, 5.30% Cap)	1.31	%(f)(g)	02/25/2040	19,754
590,194	Series 2010-94-Z	4.50%		08/25/2040	588,228
2,525,281	Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	4.30	%(g)	09/25/2040	2,676,884
520,021	Series 2011-110-LS (-2 x 30 day avg SOFR US + 9.87%, 0.00% Floor, 10.10% Cap)	1.82	%(g)	11/25/2041	436,069
1,370,132	Series 2011-111-CZ	4.00%		11/25/2041	1,330,394
2,765,188	Series 2011-111-EZ	5.00%		11/25/2041	2,823,874
782,339	Series 2011-111-VZ	4.00%		11/25/2041	759,162
150,856	Series 2011-17-SA (-1 x 30 day avg SOFR US + 6.36%, 0.00% Floor, 6.47% Cap)	2.48	%(f)(g)	03/25/2041	11,913
2,560,330	Series 2011-2-GZ	4.00%		02/25/2041	2,505,458
20,507	Series 2011-25-KY	3.00%		04/25/2026	20,446
1,061,961	Series 2011-27-BS (-2 x 30 day avg SOFR US + 8.77%, 0.00% Floor, 9.00% Cap)	0.72	%(g)	04/25/2041	947,974
1,078,390	Series 2011-36-VZ	4.50%		05/25/2041	1,076,780
2,479,183	Series 2011-37-Z	4.50%		05/25/2041	2,481,457
3,512,944	Series 2011-38-BZ	4.00%		05/25/2041	3,490,919
29,916	Series 2011-39-CB	3.00%		05/25/2026	29,817
2,949,054	Series 2011-39-ZD	4.00%		02/25/2041	2,864,800
1,006,270	Series 2011-40-LZ	4.50%		05/25/2041	1,004,612
684,454	Series 2011-42-MZ	4.50%		05/25/2041	679,247
2,138,637	Series 2011-45-ZB	4.50%		05/25/2041	2,135,939
7,241,438	Series 2011-51-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	4.44%		06/25/2041	7,184,218
501,548	Series 2011-59-MA	4.50%		07/25/2041	505,314
27,812	Series 2011-60-EL	3.00%		07/25/2026	27,732

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,403,509	Series 2011-64-DB	4.00%		07/25/2041	4,345,322
2,614,512	Series 2011-77-Z	3.50%		08/25/2041	2,487,090
1,461,749	Series 2012-111-LB	3.50%		05/25/2041	1,412,124
13,026,596	Series 2012-111-MJ	4.00%		04/25/2042	12,530,704
12,266,004	Series 2012-122-DB	3.00%		11/25/2042	11,375,475
2,883,804	Series 2012-14-BZ	4.00%		03/25/2042	2,817,108
7,279,787	Series 2012-20-ZT	3.50%		03/25/2042	6,962,226
6,081,361	Series 2012-70-FY (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	4.44%		07/25/2042	6,022,850
23,974	Series 2012-80-EA	2.00%		04/25/2042	23,830
14,468,972	Series 2012-86-ZC	3.50%		08/25/2042	13,760,815
10,317,674	Series 2012-99-QE	3.00%		09/25/2042	9,575,134
17,202,990	Series 2013-130-ZE	3.00%		01/25/2044	15,632,372
22,368,562	Series 2013-133-ZT	3.00%		01/25/2039	21,318,318
994,109	Series 2013-58-SC (-2 x 30 day avg SOFR US + 5.83%, 0.00% Floor, 6.00% Cap)	0.02	%(g)	06/25/2043	545,702
1,901,956	Series 2013-81-ZQ	3.00	%(i)	08/25/2043	1,341,443
4,477,519	Series 2013-82-SH (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	2.06	%(f)(g)	12/25/2042	335,522
116,835	Series 2014-46-NZ	3.00	%(i)	06/25/2043	84,045
38,375,492	Series 2014-64-NZ	3.00%		10/25/2044	34,787,303
13,630,239	Series 2014-67-DZ	3.00%		10/25/2044	12,534,495
26,255,319	Series 2014-77-VZ	3.00%		11/25/2044	24,149,587
34,514,144	Series 2014-84-KZ	3.00	%(i)	12/25/2044	31,853,435
2,274,196	Series 2015-11-A	3.00%		05/25/2034	2,249,090
15,127,010	Series 2015-49-A	3.00%		03/25/2044	14,620,279
9,800,816	Series 2015-52-GZ	3.00%		07/25/2045	8,921,456
28,134,397	Series 2015-88-BA	3.00%		04/25/2044	27,339,662
2,064,589	Series 2015-94-MA	3.00%		01/25/2046	1,862,327
5,234,327	Series 2016-2-JA	2.50%		02/25/2046	5,068,719
504,047	Series 2016-79-EP	3.00%		01/25/2044	500,913
6,431,604	Series 2016-95-AG	2.50%		06/25/2037	6,114,054
10,775,807	Series 2017-57-BC	3.00%		08/25/2057	9,518,907
7,941,880	Series 2018-21-IO	3.00	%(f)	04/25/2048	1,353,733
13,117,318	Series 2018-21-PO	0.00	%(j)	04/25/2048	9,559,423
33,386,143	Series 2018-27-AO	0.00	%(j)	05/25/2048	25,668,709
7,572,633	Series 2018-65-DA	3.00%		09/25/2048	6,864,315
23,492,764	Series 2018-7-CD	3.00%		02/25/2048	21,549,788
17,623,858	Series 2018-85-PO	0.00	%(j)	12/25/2048	13,582,423
12,149,056	Series 2019-69-DS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(f)(g)	12/25/2049	1,387,744
35,770,765	Series 2019-78-ZB	3.00%		01/25/2050	31,411,589
201,536,202	Series 2019-M16-X	1.18	%(b)(f)	07/25/2031	7,092,462
454,848,466	Series 2019-M18-X	0.73	%(b)(f)	08/25/2029	8,316,495
192,311,496	Series 2019-M24-2XA	1.15	%(b)(f)	03/25/2031	9,194,778
251,852,649	Series 2019-M24-XA	1.24	%(b)(f)	03/25/2029	7,703,241
151,864,065	Series 2019-M7-X	0.33	%(b)(f)	04/25/2029	1,477,197
27,101,169	Series 2020-47-GL	2.00%		05/25/2046	24,538,794
7,567,884	Series 2020-53-CG	2.00%		08/25/2050	6,431,244
41,191,963	Series 2020-54-AB	1.00%		08/25/2050	32,313,579
9,138,849	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.16	%(f)(g)	08/25/2050	1,118,074
10,839,532	Series 2020-59-QZ	3.00%		08/25/2040	9,910,651
15,649,606	Series 2020-61-AI	3.00	%(f)	09/25/2050	2,186,951
7,446,112	Series 2020-61-DC	1.50%		09/25/2060	5,693,510
28,221,417	Series 2020-61-DI	3.00	%(f)	09/25/2060	5,136,687
20,368,775	Series 2020-96-BI	3.00	%(f)	01/25/2051	3,534,190
19,759,436	Series 2020-97-EI	2.00	%(f)	01/25/2051	2,594,060
22,856,899	Series 2020-99-IQ	3.00	%(f)	01/25/2051	3,999,352
323,521,947	Series 2020-M10-X2	1.72	%(b)(f)	12/25/2030	18,412,540
147,624,458	Series 2020-M10-X8	0.71	%(b)(f)	12/25/2027	991,092
70,119,425	Series 2020-M13-X2	1.22	%(b)(f)	09/25/2030	2,162,203
437,497,961	Series 2020-M15-X1	1.45	%(b)(f)	09/25/2031	25,551,718
93,603,792	Series 2020-M27-X1	0.85	%(b)(f)	03/25/2031	2,162,042

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
125,871,934	Series 2020-M54-X	1.47	%(b)(f)	12/25/2033	7,864,919
52,464,002	Series 2020-M7-X2	1.24	%(b)(f)	03/25/2031	2,038,526
9,640,479	Series 2021-1-PA	1.00%		11/25/2050	7,456,159
13,899,542	Series 2021-13-AK	2.00%		01/25/2049	12,354,601
10,669,334	Series 2021-21-DK	2.00%		07/25/2043	9,431,203
5,638,959	Series 2021-28-KF (30 day avg SOFR US + 0.75%, 0.75% Floor, 4.00% Cap)	4.00%		05/25/2051	4,655,826
19,909,919	Series 2021-28-LB	2.00%		04/25/2051	16,646,412
36,225,873	Series 2021-3-KI	2.50	%(f)	02/25/2051	5,472,356
17,536,495	Series 2021-3-QI	2.50	%(f)	02/25/2051	2,761,987
20,823,927	Series 2021-40-BA	3.00%		01/25/2051	18,639,416
32,253,026	Series 2021-43-EI	3.00	%(f)	07/25/2051	5,061,829
63,336,033	Series 2021-43-LI	3.00	%(f)	07/25/2051	11,354,295
20,418,261	Series 2021-52-JI	2.50	%(f)	07/25/2051	1,941,111
24,868,567	Series 2021-56-NI	2.50	%(f)	09/25/2051	2,537,345
24,454,553	Series 2021-58-SA (-1 x 30 day avg SOFR US + 2.65%, 0.00% Floor, 2.65% Cap)	0.00	%(f)(g)	09/25/2051	39,472
17,060,090	Series 2021-63-G	2.00%		06/25/2049	14,198,016
27,459,844	Series 2021-69-MI	2.50	%(f)	10/25/2051	3,036,372
77,475,535	Series 2021-70-S (-1 x 30 day avg SOFR US + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	%(f)(g)	10/25/2049	2,219,566
18,795,188	Series 2021-73-JA	2.50%		05/25/2049	16,827,958
16,427,662	Series 2021-85-C	2.50%		03/25/2049	14,727,209
19,713,195	Series 2021-85-CJ	2.50%		03/25/2049	17,672,650
19,713,195	Series 2021-85-CK	2.50%		03/25/2049	17,672,650
22,376,715	Series 2021-85-DI	3.00	%(f)	12/25/2051	3,855,649
42,017,427	Series 2021-86-MA	2.50%		11/25/2047	38,538,187
21,336,631	Series 2021-88-LB	2.50%		03/25/2050	18,843,350
27,153,371	Series 2021-9-CA	2.00%		03/25/2051	22,945,234
20,368,242	Series 2021-92-M	2.50%		01/25/2049	18,313,307
6,690,000	Series 2021-M12-2A1	2.13	%(b)	05/25/2033	6,343,916
880,357,173	Series 2021-M14-X	0.98	%(b)(f)	10/25/2031	16,931,645
171,329,857	Series 2021-M3-X2	0.89	%(b)(f)	08/25/2033	4,361,270
15,308,763	Series 2021-M5-A1	1.46	%(b)	01/25/2033	14,573,641
115,986,757	Series 2022-3-AB	2.00%		11/25/2047	104,558,107
2,121,943	Series 2022-3-EV	2.00%		08/25/2033	1,937,970
60,100,411	Series 2022-3-NZ	2.00	%(i)	02/25/2052	37,239,165
12,849,252	Series 2022-4-LG	3.00%		02/25/2052	11,929,741
25,433,155	Series 2022-6-M	2.50%		06/25/2050	22,740,916
13,652,783	Series 2022-86-IO	2.50	%(f)	05/25/2050	1,911,334
663,503,114	Series 2022-M2-X	0.36	%(b)(f)	01/25/2032	11,406,149
13,440,393	Series 2022-M4-A1X	2.46	%(b)	05/25/2030	12,895,583
98,906,626	Series 2023-2-IO	3.00	%(f)	12/25/2051	16,438,370
16,851,371	Series 2023-29-DO	0.00	%(j)	11/25/2050	11,923,942
80,956,545	Series 2023-39-IO	3.00	%(f)	10/25/2052	13,667,132
63,350,636	Series 2023-51-BI	3.50	%(f)	04/25/2053	12,137,767
3,520,653	Series 2023-M1S-A1X	4.50	%(b)	07/25/2033	3,566,735
19,148,864	Series 2024-64-FJ (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.12%		09/25/2054	19,247,687
27,827,406	Series 2024-69-FA (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.12%		10/25/2054	27,973,060
9,388,425	Series 2024-73-FB (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%		10/25/2054	9,426,655
45,873,679	Series 2024-81-FE (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.02%		07/25/2054	46,015,355
57,199,191	Series 2024-82-FY (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.17%		11/25/2054	57,537,198
53,076,684	Series 2024-9-BI	3.00	%(f)	03/25/2051	8,896,884
40,740,496	Series 2025-13-FB (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.17%		03/25/2055	41,011,314
70,651,913	Series 2025-32-FE (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap)	4.97%		05/25/2055	70,826,388
30,334,048	Series 2025-77-PA	5.00%		05/25/2055	30,553,505
55,248,549	Series 2025-95-FB (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.02%		10/25/2055	55,461,764

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
66,783,727	Series 2025-95-FG (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap)	4.97%		07/25/2055	66,967,556
2,127,323	Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	1.46	%(f)(g)	11/25/2039	150,059
21,985,312	Series 412-A3	3.00%		08/25/2042	19,763,654
35,236,545	Series 426-C51	2.50	%(f)	09/25/2050	5,368,643
48,378,617	Series 427-C69	3.00	%(f)	03/25/2047	7,397,716
77,028,981	Series 427-C71	3.00	%(f)	10/25/2049	12,391,367
28,033,517	Series 428-C17	3.00	%(f)	04/25/2050	4,184,304
24,835,812	Series 432-C11	3.00	%(f)	08/25/2052	4,186,760
99,723,150	Series 434-C33	2.50	%(f)	12/25/2052	15,188,543
	Freddie Mac Seasoned Credit Risk Transfer Trust
14,332,798	Series 2018-3-HA	3.00%		08/25/2057	13,578,623
14,108,898	Series 2020-2-MT	2.00%		11/25/2059	11,327,078
	Freddie Mac Whole Loan Securities Trust
6,386,714	Series 2015-SC02-1A	3.00%		09/25/2045	5,632,604
4,085,482	Series 2016-SC01-1A	3.00%		07/25/2046	3,554,915
	Ginnie Mae II Pool
21,684,382	Pool 785310	2.50%		02/20/2051	18,641,133
35,716,908	Pool 785346	2.00%		03/20/2051	29,226,174
10,702,454	Pool 785350	2.00%		01/20/2051	8,660,908
20,264,202	Pool 785374	2.50%		03/20/2051	17,572,158
72,483,201	Pool 785401	2.50%		10/20/2050	62,018,793
103,009,202	Pool 785412	2.50%		03/20/2051	88,551,769
23,412,382	Pool 785595	2.50%		03/20/2051	20,229,433
44,238,585	Pool 785609	2.50%		08/20/2051	38,171,849
11,219,732	Pool 785638	2.50%		08/20/2051	9,747,362
25,933,913	Pool 785639	2.50%		08/20/2051	22,342,194
10,394,198	Pool 785680	2.50%		10/20/2051	8,954,599
45,298,119	Pool 785717	3.00%		11/20/2051	40,469,535
7,628,847	Pool CB2017	2.50%		03/20/2051	6,581,866
7,385,814	Pool CB4182	2.50%		03/20/2051	6,372,075
1,778,769	Pool CB5487	2.50%		03/20/2051	1,501,056
6,744,897	Pool CB9135	2.50%		04/20/2051	5,869,163
6,790,691	Pool CH0426	2.50%		02/20/2052	5,780,797
5,693,239	Pool CI0294	2.50%		01/20/2052	4,748,042
23,896,556	Pool CI6428	2.50%		01/20/2052	20,342,875
459,143	Pool MA2511	3.50%		01/20/2045	415,290
13,962,087	Pool MA5076	3.00%		03/20/2048	12,694,302
8,839,663	Pool MA7255	2.50%		03/20/2051	7,634,609
	Government National Mortgage Association
20,374,767	Pool 786510	3.00%		02/20/2052	18,038,062
2,853,517	Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	3.03	%(f)(g)	08/20/2033	20,886
1,195,279	Series 2003-86-ZK	5.00%		10/20/2033	1,193,093
781,188	Series 2004-49-Z	6.00%		06/20/2034	789,929
1,394,460	Series 2004-83-CS (-1 x 1 mo. Term SOFR + 5.97%, 0.00% Floor, 6.08% Cap)	2.23	%(f)(g)	10/20/2034	66,322
366,060	Series 2005-21-ZPool 2005-2	5.00%		03/20/2035	368,429
267,187	Series 2006-24-CX (-7 x 1 mo. Term SOFR + 39.13%, 0.00% Floor, 39.97% Cap)	11.75	%(g)	05/20/2036	314,620
1,168,572	Series 2007-26-SJ (-1 x 1 mo. Term SOFR + 4.58%, 0.00% Floor, 4.69% Cap)	0.84	%(f)(g)	04/20/2037	5,880
1,523,215	Series 2008-2-SM (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.65	%(f)(g)	01/16/2038	117,327
2,824,933	Series 2008-42-AI (-1 x 1 mo. Term SOFR + 7.58%, 0.00% Floor, 7.69% Cap)	3.84	%(f)(g)	05/16/2038	332,467
1,033,958	Series 2008-43-SH (-1 x 1 mo. Term SOFR + 6.22%, 0.00% Floor, 6.34% Cap)	2.49	%(f)(g)	05/20/2038	20,588
1,226,764	Series 2008-51-SC (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.40	%(f)(g)	06/20/2038	88,248
1,016,671	Series 2008-51-SE (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.40	%(f)(g)	06/16/2038	76,898
328,220	Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	2.20	%(f)(g)	09/20/2038	4,449

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
455,867	Series 2008-83-SD (-1 x 1 mo. Term SOFR + 6.45%, 0.00% Floor, 6.56% Cap)	2.71	%(f)(g)	11/16/2036	7,220
2,086,050	Series 2009-10-NS (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	2.80	%(f)(g)	02/16/2039	196,978
2,447,837	Series 2009-106-VZ	4.50%		11/20/2039	2,446,554
318,528	Series 2009-24-SN (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	2.25	%(f)(g)	09/20/2038	7,888
1,437,866	Series 2009-32-ZE	4.50%		05/16/2039	1,439,241
10,276	Series 2009-41-ZQ	4.50	%(i)	06/16/2039	10,364
1,070,595	Series 2009-48-Z	5.00%		06/16/2039	1,074,379
15,708	Series 2009-50-KP	4.50%		06/20/2039	15,682
365,931	Series 2009-69-TS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	2.35	%(f)(g)	04/16/2039	11,099
1,111,901	Series 2009-75-GZ	4.50%		09/20/2039	1,122,535
2,264,790	Series 2010-1-SA (-1 x 1 mo. Term SOFR + 5.64%, 0.00% Floor, 5.75% Cap)	1.90	%(f)(g)	01/16/2040	191,756
2,679,744	Series 2010-106-PS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	2.20	%(f)(g)	03/20/2040	66,739
1,998,392	Series 2010-25-ZB	4.50%		02/16/2040	2,003,483
16,592,371	Series 2010-26-QS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.40	%(f)(g)	02/20/2040	1,788,648
1,397,932	Series 2010-42-AY	5.00%		11/20/2039	1,441,383
3,314,714	Series 2010-42-ES (-1 x 1 mo. Term SOFR + 5.57%, 0.00% Floor, 5.68% Cap)	1.83	%(f)(g)	04/20/2040	329,554
325,317	Series 2010-61-AS (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.70	%(f)(g)	09/20/2039	20,013
4,304,916	Series 2010-62-SB (-1 x 1 mo. Term SOFR + 5.64%, 0.00% Floor, 5.75% Cap)	1.90	%(f)(g)	05/20/2040	375,132
2,138,514	Series 2011-18-SN (-2 x 1 mo. Term SOFR + 9.27%, 0.00% Floor, 9.50% Cap)	1.80	%(g)	12/20/2040	1,968,637
2,141,828	Series 2011-18-YS (-2 x 1 mo. Term SOFR + 9.27%, 0.00% Floor, 9.50% Cap)	1.80	%(g)	12/20/2040	1,956,989
634,372	Series 2011-69-OC	0.00	%(j)	05/20/2041	512,856
6,113,270	Series 2011-69-SB (-1 x 1 mo. Term SOFR + 5.24%, 0.00% Floor, 5.35% Cap)	1.50	%(f)(g)	05/20/2041	505,614
2,292,795	Series 2011-72-AS (-1 x 1 mo. Term SOFR + 5.27%, 0.00% Floor, 5.38% Cap)	1.53	%(f)(g)	05/20/2041	208,792
1,670,940	Series 2011-72-SK (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	2.30	%(f)(g)	05/20/2041	163,842
6,141,062	Series 2013-116-LS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	2.30	%(f)(g)	08/20/2043	688,367
8,084,243	Series 2013-136-CS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	2.35	%(f)(g)	09/16/2043	857,623
14,313,993	Series 2013-182-WZ	2.50%		12/20/2043	12,961,261
2,530,131	Series 2013-186-SG (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.40	%(f)(g)	02/16/2043	185,223
4,189,611	Series 2013-26-MS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.40	%(f)(g)	02/20/2043	472,479
902,916	Series 2013-34-PL	3.00%		03/20/2042	897,121
7,314,121	Series 2014-163-PS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.75	%(f)(g)	11/20/2044	682,865
7,682,736	Series 2014-167-SA (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.75	%(f)(g)	11/20/2044	796,126
13,308,972	Series 2014-21-SE (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	1.70	%(f)(g)	02/20/2044	1,148,145
7,786,316	Series 2014-39-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	2.35	%(f)(g)	03/20/2044	1,012,572
7,990,827	Series 2014-59-DS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.40	%(f)(g)	04/16/2044	736,971
8,268,442	Series 2016-108-SM (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	2.25	%(f)(g)	08/20/2046	1,234,990
12,788,646	Series 2018-40-AZ	3.00	%(i)	10/20/2047	10,876,818
9,134,379	Series 2019-153-GF (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap)	4.30%		12/20/2049	8,952,305
15,617,756	Series 2020-104-AI	3.00	%(f)	07/20/2050	2,628,938
9,877,834	Series 2020-104-EI	3.00	%(f)	07/20/2050	1,674,086

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
8,759,223	Series 2020-112-LS (-1 x 30 day avg SOFR US + 6.20%, 0.00% Floor, 6.20% Cap)	2.28	%(f)(g)	08/20/2050	1,204,259
35,511,493	Series 2020-115-IG	2.50	%(f)	08/20/2050	5,122,469
16,829,877	Series 2020-138-IC	3.50	%(f)	08/20/2050	2,998,890
122,676,026	Series 2020-140-ES (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(f)(g)	09/20/2050	17,365,932
31,739,916	Series 2020-140-SG (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	2.50	%(f)(g)	09/20/2050	4,466,806
39,463,248	Series 2020-146-CI	2.50	%(f)	10/20/2050	5,684,057
22,521,079	Series 2020-146-KI	2.50	%(f)	10/20/2050	3,343,137
48,114,757	Series 2020-148-AI	2.50	%(f)	10/20/2050	7,021,781
95,240,432	Series 2020-151-MI	2.50	%(f)	10/20/2050	13,751,433
86,407,023	Series 2020-153-EI	2.50	%(f)	10/20/2050	12,374,963
36,512,439	Series 2020-160-IA	2.50	%(f)	10/20/2050	5,108,894
9,442,599	Series 2020-160-IM	2.50	%(f)	10/20/2050	1,394,653
102,503,702	Series 2020-162-JI	2.50	%(f)	10/20/2050	15,293,552
31,380,712	Series 2020-162-QS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(f)(g)	10/20/2050	4,525,579
43,386,982	Series 2020-166-SM (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(f)(g)	11/20/2050	6,120,584
60,280,798	Series 2020-167-BI	2.50	%(f)	11/20/2050	8,791,936
45,571,806	Series 2020-167-DI	2.50	%(f)	11/20/2050	6,162,561
28,562,528	Series 2020-167-IA	2.50	%(f)	11/20/2050	4,304,284
69,318,694	Series 2020-167-JI	2.50	%(f)	11/20/2050	10,567,843
12,948,004	Series 2020-167-NS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(f)(g)	11/20/2050	1,841,430
24,704,557	Series 2020-167-YK	1.20%		11/20/2050	19,059,825
107,981,517	Series 2020-173-MI	2.50	%(f)	11/20/2050	15,506,351
34,141,285	Series 2020-175-MI	2.50	%(f)	11/20/2050	4,938,527
32,865,183	Series 2020-175-SC (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(f)(g)	11/20/2050	4,753,295
24,326,667	Series 2020-181-AI	2.50	%(f)	12/20/2050	3,463,514
40,777,335	Series 2020-181-BI	2.50	%(f)	12/20/2050	5,950,706
25,798,503	Series 2020-181-SA (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(f)(g)	12/20/2050	3,579,049
24,966,573	Series 2020-181-YM	1.17%		12/20/2050	19,220,172
55,611,740	Series 2020-185-AI	2.50	%(f)	12/20/2050	8,006,595
41,424,297	Series 2020-185-KI	2.50	%(f)	12/20/2050	6,028,006
35,249,695	Series 2020-185-MI	2.50	%(f)	12/20/2050	5,137,777
39,652,982	Series 2020-187-AI	2.50	%(f)	12/20/2050	5,919,679
83,057,279	Series 2020-188-BI	2.50	%(f)	12/20/2050	13,016,920
4,708,690	Series 2020-188-DI	2.50	%(f)	12/20/2050	695,301
22,547,650	Series 2020-188-GI	2.00	%(f)	12/20/2050	2,550,590
32,802,059	Series 2020-188-IQ	3.00	%(f)	10/20/2050	5,122,242
78,107,662	Series 2020-188-KI	2.50	%(f)	12/20/2050	10,703,132
31,227,713	Series 2020-188-NS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(f)(g)	12/20/2050	4,455,817
4,590,952	Series 2020-4-H	2.50%		10/20/2049	4,061,686
7,548,461	Series 2020-79-KG	1.30%		06/20/2050	5,998,076
14,631,604	Series 2020-98-SA (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	2.30	%(f)(g)	07/20/2050	1,977,660
70,350,094	Series 2021-1-EI	2.00	%(f)	01/20/2051	8,726,043
29,738,266	Series 2021-1-IA	2.50	%(f)	01/20/2051	4,348,921
63,918,834	Series 2021-10-IO	0.99	%(b)(f)	05/16/2063	4,813,753
113,262,057	Series 2021-100-IO	0.97	%(b)(f)	06/16/2063	7,728,165
27,452,822	Series 2021-105-MI	3.00	%(f)	06/20/2051	3,883,174
55,554,673	Series 2021-107-QI	2.50	%(f)	06/20/2051	8,259,758
125,894,740	Series 2021-110-IO	0.88	%(b)(f)	11/16/2063	8,455,657
20,709,788	Series 2021-114-SB (-1 x 1 mo. Term SOFR + 2.49%, 0.00% Floor, 2.60% Cap)	0.00	%(f)(g)	06/20/2051	18,753
38,320,267	Series 2021-116-IA	2.50	%(f)	06/20/2051	5,486,094
38,017,429	Series 2021-116-XI	3.50	%(f)	03/20/2051	7,051,020
17,763,116	Series 2021-117-IJ	3.50	%(f)	06/20/2051	2,826,248
13,751,160	Series 2021-117-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(f)(g)	07/20/2051	1,526,193

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
229,398,856	Series 2021-12-IO	0.96	%(b)(f)	03/16/2063	15,826,778
45,557,563	Series 2021-121-TI	3.00	%(f)	07/20/2051	5,854,780
96,398,670	Series 2021-122-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(f)(g)	07/20/2051	223,568
20,748,012	Series 2021-125-IO	3.00	%(f)	06/20/2051	2,955,426
52,598,031	Series 2021-135-GI	3.00	%(f)	08/20/2051	9,460,845
65,200,305	Series 2021-135-SK (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(f)(g)	08/20/2051	7,008,113
53,700,290	Series 2021-136-EI	3.00	%(f)	08/20/2051	9,153,381
33,798,704	Series 2021-138-IL	3.00	%(f)	08/20/2051	5,761,347
34,809,524	Series 2021-138-KI	3.00	%(f)	08/20/2051	6,060,084
50,194,761	Series 2021-138-PS (-1 x 30 day avg SOFR US + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	%(f)(g)	08/20/2051	965,496
12,654,336	Series 2021-139-BI	3.50	%(f)	08/20/2051	2,122,326
40,419,870	Series 2021-140-IJ	3.00	%(f)	08/20/2051	6,865,755
27,202,793	Series 2021-142-IO	3.00	%(f)	08/20/2051	4,736,645
101,508,574	Series 2021-142-XI	3.00	%(f)	08/20/2051	17,806,939
107,860,403	Series 2021-143-IO	0.97	%(b)(f)	10/16/2063	7,434,095
80,861,145	Series 2021-144-IO	0.82	%(b)(f)	04/16/2063	4,924,387
196,083,970	Series 2021-15-BI	2.50	%(f)	01/20/2051	28,538,218
83,168,790	Series 2021-150-IO	1.04	%(b)(f)	11/16/2063	6,279,127
64,248,843	Series 2021-151-IO	0.91	%(b)(f)	04/16/2063	4,440,334
75,687,872	Series 2021-154-TI	3.00	%(f)	09/20/2051	8,770,567
24,086,780	Series 2021-155-IE	3.00	%(f)	09/20/2051	4,242,973
66,468,532	Series 2021-155-KI	4.00	%(f)	09/20/2051	12,147,483
32,761,763	Series 2021-155-S (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)	0.00	%(f)(g)	09/20/2051	399,212
33,620,019	Series 2021-155-SG (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(f)(g)	09/20/2051	4,638,581
22,382,584	Series 2021-157-IO	0.88	%(b)(f)	09/16/2063	1,387,953
39,221,969	Series 2021-158-IO	3.00	%(f)	09/20/2051	6,693,080
54,935,544	Series 2021-158-IV	2.50	%(f)	09/20/2051	7,972,839
20,847,974	Series 2021-160-IA	3.00	%(f)	09/20/2051	3,507,701
66,938,469	Series 2021-160-SQ (-1 x 30 day avg SOFR US + 2.65%, 0.00% Floor, 3.00% Cap)	0.00	%(f)(g)	09/20/2051	191,431
29,671,512	Series 2021-160-WI	2.50	%(f)	09/20/2051	4,036,744
34,703,600	Series 2021-160-XI	3.00	%(f)	09/20/2051	6,201,367
36,933,392	Series 2021-161-KI	3.50	%(f)	09/20/2051	7,123,214
67,618,058	Series 2021-161-UI	3.00	%(f)	09/20/2051	11,627,317
35,713,696	Series 2021-161-VI	3.00	%(f)	09/20/2051	4,276,365
24,454,117	Series 2021-162-DI	3.00	%(f)	09/20/2051	4,085,268
20,186,937	Series 2021-165-GI	2.50	%(f)	09/20/2051	2,980,411
14,331,300	Series 2021-170-IO	0.99	%(b)(f)	05/16/2063	1,051,801
34,010,200	Series 2021-175-IM	3.00	%(f)	10/20/2051	5,500,752
13,876,382	Series 2021-175-IN	2.50	%(f)	07/20/2051	1,960,298
44,766,138	Series 2021-175-IU	2.50	%(f)	09/20/2051	6,331,960
37,090,364	Series 2021-176-TI	4.00	%(f)	10/20/2051	6,831,044
99,020,667	Series 2021-177-IA	2.50	%(f)	10/20/2051	14,825,711
55,656,809	Series 2021-180-IO	0.92	%(b)(f)	11/16/2063	3,858,291
66,883,599	Series 2021-184-IO	0.89	%(b)(f)	12/16/2061	4,491,595
23,404,898	Series 2021-188-IA	3.00	%(f)	10/20/2051	3,951,582
42,417,676	Series 2021-188-IN	2.50	%(f)	10/20/2051	6,152,069
29,188,221	Series 2021-188-IT	2.50	%(f)	10/20/2051	4,310,268
19,703,818	Series 2021-188-IW	3.00	%(f)	10/20/2051	3,377,617
149,216,155	Series 2021-189-IO	0.88	%(b)(f)	06/16/2061	9,381,190
20,133,754	Series 2021-191-BI	2.50	%(f)	10/20/2051	2,964,601
40,122,200	Series 2021-191-CI	2.50	%(f)	10/20/2051	6,040,012
24,953,899	Series 2021-192-AI	3.00	%(f)	10/20/2051	4,494,217
49,716,239	Series 2021-193-I	3.00	%(f)	06/20/2051	7,600,504
3,697,909	Series 2021-193-SW (-1 x 30 day avg SOFR US + 2.55%, 0.00% Floor, 2.55% Cap)	0.00	%(f)(g)	11/20/2051	7,912
60,066,438	Series 2021-196-IO	2.50	%(f)	11/20/2051	8,600,120
59,766,570	Series 2021-2-IO	0.88	%(b)(f)	06/16/2063	3,801,536
28,896,771	Series 2021-20-IO	1.14	%(b)(f)	08/16/2062	2,314,857

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
82,846,782	Series 2021-200-IO	0.89	%(b)(f)	11/16/2063	5,584,685
159,772,390	Series 2021-204-IO	0.88	%(b)(f)	01/16/2064	11,023,895
22,254,913	Series 2021-205-DI	2.50	%(f)	11/20/2051	3,300,470
173,472,444	Series 2021-208-IO	0.76	%(b)(f)	06/16/2064	9,315,626
175,468,982	Series 2021-210-IO	0.98	%(b)(f)	05/16/2062	12,438,557
50,269,895	Series 2021-211-IO	0.97	%(b)(f)	01/16/2063	3,472,770
28,117,315	Series 2021-213-IH	3.00	%(f)	12/20/2051	5,056,460
133,781,387	Series 2021-217-IO	0.79	%(b)(f)	09/16/2063	7,899,095
284,602,156	Series 2021-219-IO	0.76	%(b)(f)	02/16/2064	16,604,401
251,917,139	Series 2021-22-IO	0.97	%(b)(f)	05/16/2063	17,469,748
8,113,993	Series 2021-226-TI	2.50	%(f)	12/20/2051	1,183,689
62,028,701	Series 2021-24-XI	2.00	%(f)	02/20/2051	7,156,481
28,805,119	Series 2021-24-YD	1.20%		02/20/2051	22,704,477
9,917,630	Series 2021-25-EI	2.50	%(f)	02/20/2051	1,474,211
18,067,712	Series 2021-30-IB	2.50	%(f)	02/20/2051	2,758,490
21,953,652	Series 2021-30-WI	2.50	%(f)	02/20/2051	3,152,410
25,302,137	Series 2021-35-IO	1.03	%(b)(f)	12/16/2062	1,824,400
73,519,833	Series 2021-35-IX	1.20	%(b)(f)	12/16/2062	6,165,579
31,503,073	Series 2021-40-IO	0.82	%(b)(f)	02/16/2063	1,924,828
559,006,888	Series 2021-45-IO	0.81	%(b)(f)	04/16/2063	34,097,184
27,709,917	Series 2021-49-NI	2.50	%(f)	03/20/2051	3,972,217
38,540,342	Series 2021-49-QI	2.50	%(f)	03/20/2049	4,947,879
27,602,357	Series 2021-52-IO	0.72	%(b)(f)	04/16/2063	1,496,959
61,394,363	Series 2021-57-JI	3.00	%(f)	03/20/2051	10,466,100
6,811,803	Series 2021-58-HP	3.00%		08/20/2050	6,125,992
85,078,872	Series 2021-58-IE	3.00	%(f)	07/20/2050	14,508,338
197,960,838	Series 2021-60-IO	0.83	%(b)(f)	05/16/2063	12,049,104
66,240,265	Series 2021-64-IG	3.00	%(f)	04/20/2051	11,300,742
222,207,419	Series 2021-65-IO	0.87	%(b)(f)	08/16/2063	14,462,170
33,321,968	Series 2021-7-IP	3.50	%(f)	07/20/2050	5,781,178
78,931,625	Series 2021-7-KI	2.50	%(f)	01/20/2051	11,532,913
49,944,466	Series 2021-7-MI	2.50	%(f)	01/20/2051	7,463,771
316,592,259	Series 2021-70-IO	0.70	%(b)(f)	04/16/2063	16,568,064
152,083,421	Series 2021-71-IO	0.86	%(b)(f)	10/16/2062	9,655,563
152,075,258	Series 2021-72-IO	0.56	%(b)(f)	01/16/2061	6,343,500
87,818,223	Series 2021-74-CI	3.00	%(f)	12/20/2050	14,883,687
85,441,304	Series 2021-77-SJ (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(f)(g)	05/20/2051	2,016,893
9,775,118	Series 2021-78-IC	4.00	%(f)	05/20/2051	1,763,934
57,104,961	Series 2021-80-IO	0.90	%(b)(f)	12/16/2062	3,907,087
300,214,198	Series 2021-85-IO	0.69	%(b)(f)	03/16/2063	15,285,016
39,209,704	Series 2021-87-ET	2.00%		05/20/2051	32,758,351
51,566,209	Series 2021-9-AI	2.00	%(f)	01/20/2051	6,246,318
95,854,325	Series 2021-9-MI	2.50	%(f)	01/20/2051	14,062,175
31,177,518	Series 2021-94-IO	0.83	%(b)(f)	02/16/2063	1,888,759
37,580,442	Series 2021-96-TS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	%(f)(g)	06/20/2051	487,670
34,398,438	Series 2021-97-NI	2.50	%(f)	08/20/2049	4,036,433
28,985,840	Series 2021-97-SH (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(f)(g)	06/20/2051	581,073
93,115,845	Series 2021-98-IG	3.00	%(f)	06/20/2051	16,622,985
21,638,426	Series 2021-98-MI	2.50	%(f)	06/20/2051	3,176,092
22,931,471	Series 2021-98-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(f)(g)	06/20/2051	2,785,050
57,605,645	Series 2021-98-ST (-1 x 30 day avg SOFR US + 2.73%, 0.00% Floor, 2.73% Cap)	0.00	%(f)(g)	03/20/2051	140,540
7,321,829	Series 2021-98-SW (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(f)(g)	06/20/2051	764,758
39,918,063	Series 2021-99-IO	0.58	%(b)(f)	05/16/2061	1,662,096
196,436,590	Series 2022-102-IO	0.48	%(b)(f)	06/16/2064	7,126,739
85,084,713	Series 2022-13-IO	0.83	%(b)(f)	01/16/2063	5,233,067
55,680,336	Series 2022-137-DI	2.50	%(f)	02/20/2051	7,993,391
58,027,308	Series 2022-137-EI	2.50	%(f)	06/20/2051	8,539,246
73,609,318	Series 2022-137-IO	3.00	%(f)	01/20/2052	9,673,420

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
109,799,050	Series 2022-14-IO	0.65	%(b)(f)	12/01/2061	4,691,812
85,211,643	Series 2022-141-IO	0.78	%(b)(f)	06/16/2064	5,382,888
93,902,064	Series 2022-158-IO	0.89	%(b)(f)	08/16/2064	6,677,085
27,818,369	Series 2022-160-ZD	3.00	%(i)	11/20/2047	24,650,752
59,722,957	Series 2022-167-IO	0.83	%(b)(f)	08/16/2065	3,581,562
129,144,316	Series 2022-169-IO	0.90	%(b)(f)	01/16/2062	9,147,137
11,139,103	Series 2022-183-B	5.00%		04/20/2047	11,225,577
72,640,832	Series 2022-188-IO	2.50	%(f)	02/20/2051	10,606,106
77,985,124	Series 2022-202-IO	0.73	%(b)(f)	10/16/2063	4,547,125
70,161,109	Series 2022-207-EI	3.50	%(f)	02/20/2052	14,285,840
74,312,463	Series 2022-207-IO	3.00	%(f)	08/20/2051	12,490,877
137,916,550	Series 2022-21-IO	0.78	%(b)(f)	10/16/2063	8,459,374
47,721,889	Series 2022-218-IO	3.50	%(f)	01/20/2052	9,634,944
10,874,954	Series 2022-23-BA	3.00%		05/20/2049	10,171,064
138,276,968	Series 2022-27-IO	0.75	%(b)(f)	03/16/2064	6,899,772
87,797,245	Series 2022-35-IO	0.55	%(b)(f)	10/16/2063	3,703,806
135,726,448	Series 2022-38-IO	0.72	%(b)(f)	04/16/2064	6,564,953
399,148,374	Series 2022-39-IO	0.63	%(b)(f)	01/16/2064	19,020,099
117,498,332	Series 2022-42-IO	0.67	%(b)(f)	12/16/2063	5,837,858
22,562,879	Series 2022-44-TY	2.00%		12/20/2051	18,661,279
57,309,589	Series 2022-48-IO	0.71	%(b)(f)	01/16/2064	3,502,321
63,818,580	Series 2022-49-IO	0.76	%(b)(f)	03/16/2064	3,201,044
119,023,523	Series 2022-54-IO	0.59	%(b)(f)	10/16/2063	4,963,936
29,368,092	Series 2022-56-HI	2.50	%(f)	01/20/2052	4,444,485
76,121,502	Series 2022-62-IO	0.62	%(b)(f)	06/16/2064	3,799,757
43,021,075	Series 2022-67-IO	0.90	%(b)(f)	08/16/2063	3,171,256
161,781,918	Series 2022-71-IO	0.53	%(b)(f)	06/16/2064	6,200,874
265,183,522	Series 2022-72-DI	0.58	%(b)(f)	06/16/2064	10,923,307
93,437,048	Series 2022-73-IO	0.56	%(b)(f)	07/16/2064	4,247,003
5,944,000	Series 2022-78-HW	2.50%		04/20/2052	4,792,210
242,156,638	Series 2022-79-IO	0.70	%(b)(f)	08/16/2064	13,445,045
184,734,211	Series 2022-8-IO	0.86	%(b)(f)	09/16/2063	10,539,586
111,807,106	Series 2022-83-IO	2.50	%(f)	11/20/2051	16,026,643
118,064,267	Series 2022-86-IO	0.54	%(b)(f)	10/16/2063	4,630,457
52,114,642	Series 2022-9-EI	3.00	%(f)	01/20/2052	7,666,382
93,886,845	Series 2022-91-IO	0.43	%(b)(f)	07/16/2064	3,524,371
427,170,906	Series 2023-108-IO	0.68	%(b)(f)	08/16/2059	15,484,817
50,038,320	Series 2023-118-IO	0.65	%(b)(f)	05/16/2065	2,408,399
42,453,056	Series 2023-121-IB	0.87	%(b)(f)	03/16/2064	2,745,320
10,226,136	Series 2023-140-AS (-2 x 30 day avg SOFR US + 13.00%, 0.00% Floor, 13.00% Cap)	5.16	%(g)	09/20/2053	10,454,236
48,058,754	Series 2023-16-IO	0.90	%(b)(f)	07/16/2063	3,010,189
23,178,926	Series 2023-164-BV	3.00%		01/20/2052	20,737,652
411,900,640	Series 2023-179-IO	0.61	%(b)(f)	09/16/2063	17,823,105
11,655,771	Series 2023-187-ZP	3.00	%(i)	11/20/2051	6,796,011
177,920,773	Series 2023-19-IO	2.50	%(f)	02/20/2051	25,877,971
25,827,820	Series 2023-196-DZ	4.50	%(i)	12/20/2053	23,652,534
27,016,342	Series 2023-24-IH	3.50	%(f)	07/20/2051	5,513,487
70,823,834	Series 2023-50-IO	0.87	%(b)(f)	06/16/2064	4,378,202
28,575,633	Series 2023-58-IO	2.50	%(f)	10/20/2050	4,126,516
30,412,089	Series 2023-60-PT	4.00%		10/20/2049	28,973,308
40,627,552	Series 2023-75-AI	3.50	%(f)	07/20/2050	6,991,059
54,032,808	Series 2023-77-IO	0.70	%(b)(f)	04/16/2065	2,888,108
11,779,255	Series 2023-88-IO	0.92	%(b)(f)	03/16/2065	784,110
12,485,230	Series 2024-1-CZ	3.00	%(i)	01/20/2050	9,452,681
13,575,407	Series 2024-111-FM (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.12%		07/20/2054	13,625,432
27,202,391	Series 2024-143-IO	3.50	%(f)	02/20/2048	3,919,894
98,729,735	Series 2024-150-IO	0.97	%(b)(f)	09/16/2066	7,471,501
193,913,461	Series 2024-161-IO	0.74	%(b)(f)	06/16/2064	11,087,371
141,025,684	Series 2024-174-DI	2.50	%(f)	05/20/2051	21,693,812
27,848,366	Series 2024-19-EZ	5.00	%(i)	12/20/2063	27,412,261
24,151,839	Series 2024-20-LB	2.50%		11/20/2051	16,558,040
20,391,327	Series 2024-20-LI	2.50	%(f)	11/20/2051	3,020,673

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
44,521,066	Series 2024-24-BI	3.00	%(f)	12/20/2051	7,571,546
12,516,956	Series 2024-40-FE (30 day avg SOFR US + 1.00%, 1.00% Floor, 7.00% Cap)	4.92%		03/20/2054	12,561,071
76,366,372	Series 2024-47-IO	0.74	%(b)(f)	10/16/2065	4,632,896
17,315,593	Series 2024-64-ID	3.00	%(f)	06/20/2051	2,698,817
49,445,879	Series 2024-67-AI	0.74	%(b)(f)	10/16/2065	2,956,582
23,023,573	Series 2024-78-FH (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.17%		05/20/2054	23,135,285
81,665,567	Series 2024-86-IA	0.85	%(b)(f)	08/16/2065	5,195,808
249,574,906	Series 2025-153-IO	0.85	%(b)(f)	09/16/2067	18,994,048
20,500,000	Series 2025-208-QF (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.50% Cap)	4.95%		12/20/2055	20,517,978
215,393,109	Series 2025-21-IO	0.95	%(b)(f)	04/16/2065	15,036,744
20,590,676	Series 2025-92-ZA	5.00	%(i)	05/16/2067	19,682,952
	STRU
45,958,000	Series MS-9167-PT	4.33	%(b)(c)	02/13/2056	45,940,048
	Total US Government and Agency Mortgage Backed Obligations (Cost $15,559,966,928)				14,734,636,865
US GOVERNMENT AND AGENCY OBLIGATIONS - 5.4%
92,016,869	United States Treasury Inflation Indexed Bonds	0.38%		07/15/2027	90,963,867
119,181,919	United States Treasury Inflation Indexed Bonds	1.63%		10/15/2027	120,103,804
92,507,002	United States Treasury Inflation Indexed Bonds	0.50%		01/15/2028	90,897,984
100,000,000	United States Treasury Note/Bond	0.63%		08/15/2030	87,031,250
150,000,000	United States Treasury Note/Bond	0.88%		11/15/2030	131,150,391
200,000,000	United States Treasury Note/Bond	4.25%		05/15/2035	201,703,124
300,205,000	United States Treasury Note/Bond	1.13%		05/15/2040	190,594,994
192,386,000	United States Treasury Note/Bond	1.13%		08/15/2040	120,917,606
335,238,000	United States Treasury Note/Bond	1.38%		11/15/2040	217,734,463
320,590,000	United States Treasury Note/Bond	1.88%		02/15/2041	224,087,402
148,600,000	United States Treasury Note/Bond	1.75%		08/15/2041	100,319,512
19,400,000	United States Treasury Note/Bond	2.00%		11/15/2041	13,546,656
108,150,000	United States Treasury Note/Bond	2.50%		02/15/2045	76,625,964
	Total US Government and Agency Obligations (Cost $1,675,027,654)				1,665,677,017
SHORT TERM INVESTMENTS - 4.7%
382,135,811	First American Government Obligations Fund - U	3.69	%(k)		382,135,811
382,135,811	JPMorgan US Government Money Market Fund - IM	3.72	%(k)		382,135,811
382,135,811	MSILF Government Portfolio - Institutional	3.70	%(k)		382,135,811
300,000,000	United States Treasury Bill	0.00%		03/12/2026	297,964,212
	Total Short Term Investments (Cost $1,444,262,954)				1,444,371,645
	Total Investments - 99.9%(l) (Cost $34,061,531,875)				30,815,610,763
	Other Assets in Excess of Liabilities - 0.1%				27,954,055
	NET ASSETS - 100.0%				$30,843,564,818

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	47.8%
Non-Agency Residential Collateralized Mortgage Obligations	24.0%
Non-Agency Commercial Mortgage Backed Obligations	8.0%
Asset Backed Obligations	5.6%
US Government and Agency Obligations	5.4%
Short Term Investments	4.7%
Collateralized Loan Obligations	4.4%
Other Assets and Liabilities	0.1%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $8,766,099,386 or 28.4% of the Fund's net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Value determined using significant unobservable inputs.
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(f)	Interest only security
(g)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(h)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(i)	This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(j)	Principal only security
(k)	Seven-day yield as of period end.
(l)	99.4% of the total investments are based in the United States.

COFI	Cost of Funds Index
SOFR	Secured Overnight Financing Rate

Futures Contracts
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 2 Year Notes	Long	76,400	3/31/2026	$15,937,505,771	$13,978,566
U.S. Treasury Ultra Bonds	Short	(5,325)	3/20/2026	(634,493,475)	6,143,475
10 Year U.S. Ultra Treasury Notes	Short	(20,900)	3/20/2026	(2,407,992,051)	4,165,489
U.S. Treasury 5 Year Notes	Long	39,250	3/31/2026	4,288,290,131	1,918,873
U.S. Treasury Long Bonds	Long	20,050	3/20/2026	2,326,585,656	(8,930,969)
					$17,275,434

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

DoubleLine Core Fixed Income Fund	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 3.1%
	Aaset Trust
2,279,947	Series 2021-2A-B	3.54	%(a)	01/15/2047	2,179,173
	Affirm, Inc.
4,000,000	Series 2025-1A-D	5.62	%(a)	02/15/2033	4,030,974
	Apollo Aviation Securitization Equity Trust
6,517,433	Series 2024-1A-B	6.90	%(a)	05/16/2049	6,639,980
	AutoNation Finance Trust
4,450,000	Series 2025-1A-D	5.63	%(a)	09/10/2032	4,536,743
	Avant Credit Card Master Trust
3,000,000	Series 2025-1A-C	5.28	%(a)	04/15/2031	3,002,660
	Carbon Level Mitigation Trust
17,636,381	Series 2021-5-CERT	0.61	%(a)	10/13/2051	10,781,949
	Carvana Auto Receivables Trust
5,450,000	Series 2024-P3-A4	4.31%		09/10/2030	5,490,213
	Castlelake Aircraft Securitization Trust
898,969	Series 2021-1A-A	3.47	%(a)	01/15/2046	894,116
	Compass Datacenters LLC
1,450,000	Series 2024-2A-B2	6.00	%(a)	08/25/2049	1,460,923
1,400,000	Series 2025-2A-A1	4.93	%(a)	11/25/2050	1,399,280
	Container Leasing International LLC
3,798,333	Series 2025-1A-A	5.35	%(a)	06/20/2050	3,861,084
1,899,167	Series 2025-1A-B	5.59	%(a)	06/20/2050	1,926,438
	Cyrusone Holdco LLC
2,000,000	Series 2025-1A-A2	5.91	%(a)	02/20/2050	2,031,307
	DataBank Issuer II LLC
2,750,000	Series 2025-1A-A2	5.18	%(a)	09/27/2055	2,714,120
	Diamond Infrastructure Funding LLC
3,000,000	Series 2021-1A-C	3.48	%(a)	04/15/2049	2,913,688
	DigitalBridge Group, Inc.
6,500,000	Series 2023-1A-A2A	5.00	%(a)	09/15/2048	6,486,347
	Domino’s SPV Guarantor LLC
4,425,000	Series 2025-1A-A2II	5.22	%(a)	07/25/2055	4,468,756
	European Wax Center, Inc.
2,750,250	Series 2022-1A-A2	5.50	%(a)	03/15/2052	2,720,366
	ExteNet LLC
3,350,000	Series 2025-1A-B	5.70	%(a)	07/25/2054	3,371,415
	FWEA
5,330,629	Series 2024-1-A-A	7.15	%(b)	08/25/2044	5,476,155
	GreenSky LLC
1,787,920	Series 2024-2-C	5.55	%(a)	10/27/2059	1,807,530
4,166,000	Series 2025-3A-D	5.15	%(a)	12/27/2060	4,167,248
	Helios Issuer LLC
1,899,057	Series 2018-1A-A	4.87	%(a)	07/20/2048	1,838,076
	HERO Funding Trust
901,058	Series 2016-1A-A	4.05	%(a)	09/20/2041	878,006
	Horizon Aircraft Finance Ltd.
1,032,480	Series 2019-2-A	3.43	%(a)	11/15/2039	1,006,997
4,218,750	Series 2024-1-A	5.38	%(a)	09/15/2049	4,241,004
	Hyundai Auto Receivables Trust
5,200,000	Series 2024-C-C	4.86%		02/17/2032	5,277,265
	ITE Rail Fund Levered LP
11,556,276	Series 2021-1A-A	2.25	%(a)	02/28/2051	10,998,910
	MACH 1 Cayman Ltd.
2,680,418	Series 2019-1-A	3.47	%(a)	10/15/2039	2,661,039
	Marlette Funding Trust
1,450,000	Series 2025-1A-C	5.26	%(a)	07/16/2035	1,462,353

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Mosaic Solar Loans LLC
666,182	Series 2018-1A-A	4.01	%(a)	06/22/2043	629,340
843,092	Series 2019-2A-B	3.28	%(a)	09/20/2040	757,026
	Navient Student Loan Trust
2,333,323	Series 2018-A-B	3.68	%(a)	02/18/2042	2,312,584
4,847,893	Series 2025-C-A	4.80	%(a)	10/15/2055	4,862,614
	NP Railcar Holdings LLC
4,982,952	Series 2019-1A-A2	3.24	%(a)	09/20/2049	4,366,740
	Primrose Holdings, Inc.
1,995,000	Series 2025-1A-A2	6.46	%(a)	07/30/2055	2,061,763
	QTS Issuer ABS II LLC
5,450,000	Series 2025-1A-B	5.78	%(a)	10/05/2055	5,299,308
	Scalelogix Abs Us Issuer LLC
5,730,000	Series 2025-1A-B	6.16	%(a)	07/25/2055	5,764,284
	SEB Funding LLC
4,987,500	Series 2021-1A-A2	4.97	%(a)	01/30/2052	4,984,096
	Shenton Aircraft Investment Ltd.
770,239	Series 2015-1A-A	4.75	%(a)	10/15/2042	759,200
	SOFI Alternative Trust
300,827	Series 2021-1-PT1	9.72	%(a)(c)	05/25/2030	292,188
102,189	Series 2021-2-A	1.25	%(a)	08/15/2030	102,171
75,000	Series 2021-2-R1	0.00	%(a)(b)(d)	08/15/2030	378,276
	SoFi Consumer Loan Program Trust
5,800,000	Series 2025-4-C	4.91	%(a)	08/25/2035	5,829,416
	Stack Infrastructure Issuer LLC
4,000,000	Series 2025-1A-A2	5.00	%(a)	05/25/2050	3,958,260
	Start Ltd./Bermuda
1,202,851	Series 2019-1-A	4.09	%(a)	03/15/2044	1,203,611
	Start/Bermuda
1,122,865	Series 2018-1-A	4.09	%(a)	05/15/2043	1,123,220
	Stellantis Financial Underwritten Enhanced Lease Trust
2,000,000	Series 2025-CA-B	4.25	%(a)	12/20/2029	2,001,154
	Subway Funding LLC
4,455,000	Series 2024-1A-A23	6.51	%(a)	07/30/2054	4,614,046
4,950,000	Series 2024-3A-A23	5.91	%(a)	07/30/2054	4,925,849
	Sunrun, Inc.
4,034,766	Series 2019-2-A	3.61	%(a)	02/01/2055	3,893,581
9,302,844	Series 2020-1A-A	2.21	%(a)	07/31/2051	8,721,940
	Switch Ltd.
5,290,000	Series 2024-2A-A2	5.44	%(a)	06/25/2054	5,308,779
	Tesla Sustainable Energy Trust
3,600,000	Series 2024-1A-B	5.82	%(a)	06/21/2050	3,612,072
	Upgrade Master Pass-Thru Trust
57,116	Series 2021-PT3-A	15.69	%(a)(c)	07/15/2027	54,424
247,277	Series 2021-PT4-A	10.26	%(a)(c)	08/15/2027	225,660
	Upstart Securitization Trust
195,794	Series 2021-3-C	3.28	%(a)	07/20/2031	195,446
2,392,216	Series 2021-4-C	3.19	%(a)	09/20/2031	2,381,724
813,511	Series 2023-3-A	6.90	%(a)	10/20/2033	816,350
	USASF Receivables LLC
987,267	Series 2021-1A-C	2.20	%(a)	05/15/2026	790,233
	Vantage Data Centers Holding LLC
1,075,000	Series 2020-2A-A2	1.99	%(a)	09/15/2045	1,024,138
	WAVE USA
5,993,096	Series 2019-1-A	3.60	%(a)	09/15/2044	5,909,474
	Willis Lease Finance Corp.
4,420,304	Series 2025-A-A	5.58	%(a)	06/15/2050	4,514,647
	Total Asset Backed Obligations (Cost $209,935,308)				204,397,729

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
BANK LOANS - 2.4%
	1261229 BC Ltd.
383,075	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	9.97%	10/08/2030	375,128
	AAdvantage Loyalty IP Ltd.
850,476	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.13%	04/20/2028	853,559
597,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.13%	05/28/2032	600,734
	ABG Intermediate Holdings 2 LLC
93,813	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%	12/21/2028	94,071
	Acrisure LLC
2,900,313	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%	11/06/2030	2,901,677
407,950	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	06/21/2032	408,970
	ADMI Corp.
717,448	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.50% Floor)	7.58%	12/23/2027	682,473
	AI Aqua Merger Sub, Inc.
863,818	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.85%	07/31/2028	866,694
572,261	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.87%	07/31/2028	574,167
	Alera Group, Inc.
598,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.97%	05/28/2032	602,058
234,413	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.50% Floor)	9.22%	05/31/2033	239,687
	Allied Universal Holdco LLC
957,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	08/20/2032	963,733
	Allison Transmission, Inc.
820,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%	01/03/2033	825,297
	Allspring Buyer LLC
1,547,830	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	11/01/2030	1,558,085
	Alpha Generation LLC
1,355,406	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	09/30/2031	1,361,403
	Alterra Mountain Co.
74,813	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	05/31/2030	75,280
	Amentum Holdings, Inc.
829,400	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	09/29/2031	832,767
	American Axle & Manufacturing, Inc.
470,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.98%	09/20/2032	470,978
	AmWINS Group, Inc.
836,550	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.75% Floor)	5.97%	01/30/2032	839,900
	APi Group DE, Inc.
295,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%	01/03/2029	296,444
	Applied Systems, Inc.
330,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	02/23/2032	336,446
	Apro LLC
978,782	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.68%	07/09/2031	984,899
	Ardonagh Group Finco Pty Ltd.
39,859	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	02/18/2031	39,851
333,247	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	6.95%	02/18/2031	333,179
443,178	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	6.95%	02/18/2031	443,087

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Arsenal AIC Parent LLC
121,253	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%		08/19/2030	121,746
	Ascend Learning LLC
221,809	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.72%		12/11/2028	222,858
1,461,432	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.72%		12/11/2028	1,468,344
	Aspire Bakeries Holdings LLC
688,050	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.22%		12/23/2030	692,870
	Astra Acquisition Corp.
699,785	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 9.99%, 0.75% Floor)	17.13	%(e)	10/25/2029	2,963
	Asurion LLC
355,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.08%		01/22/2029	349,625
458,831	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.97%		09/19/2030	459,475
238,800	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.17%		09/19/2030	239,005
	Aveanna Healthcare LLC
633,413	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.47%		09/17/2032	638,201
	Bally’s Corp.
562,813	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.51%, 0.50% Floor)	7.37%		10/02/2028	555,939
	Bausch & Lomb T/L
515,000	Senior Secured Term Loan	7.78	%(f)	01/15/2031	521,051
	Bausch + Lomb Corp.
547,400	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.72%		09/29/2028	548,769
1,378,075	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.97%		01/15/2031	1,394,267
	BCP Renaissance Parent LLC
978,122	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%		10/31/2028	984,235
	BCPE Empire Holdings, Inc.
1,614,897	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.97%		12/26/2030	1,600,767
	Blackfin Pipeline LLC
545,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.75%		09/29/2032	546,703
	Boots Group Finco LP
470,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.21%		08/30/2032	473,133
	Boxer Parent Co., Inc.
1,665,236	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	6.82%		07/30/2031	1,662,863
321,046	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	9.47%		07/30/2032	310,331
	BradyPlus Holdings LLC
190,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.19%		12/29/2032	188,298
	Brown Group Holding LLC
505,829	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.22%		07/01/2031	508,935
182,433	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.22%		07/01/2031	183,553
105,000	Senior Secured Term Loan (3 mo. Term SOFR + 2.50%)	6.36%		07/01/2031	105,645
64,093	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.47%		07/01/2031	64,487
87,742	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.57%		07/01/2031	88,282
135,978	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.59%		07/01/2031	136,814

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Burlington Coat Factory Warehouse Corp.
173,681	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.67%	09/19/2031	174,259
	Caesars Entertainment, Inc.
1,716,365	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	5.97%	02/06/2031	1,703,492
	Camelot US Acquisition LLC
14,441	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	01/31/2031	14,276
681,026	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	01/31/2031	673,266
157,939	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	01/31/2031	156,140
	Castle US Holding Corp.
297,588	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.36%, 0.00% Floor)	8.08%	05/31/2030	159,954
	Cengage Learning, Inc.
362,730	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.23%	03/24/2031	364,648
616,886	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.32%	03/24/2031	620,150
	Central Parent LLC
181,908	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	07/06/2029	154,675
	Chariot Buyer LLC
945,727	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	09/08/2032	948,782
	Clarios Global LP
1,520,789	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	05/06/2030	1,524,750
39,900	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	01/28/2032	40,155
	Clear Channel Outdoor Holdings, Inc.
403,588	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 0.00% Floor)	7.83%	08/23/2028	405,174
	Clydesdale Acquisition Holdings, Inc.
666,440	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.18%, 0.50% Floor)	6.89%	04/13/2029	667,747
	CNT Holdings I Corp.
171,951	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.75% Floor)	6.09%	11/08/2032	172,551
	Colossus Acquireco LLC
1,665,825	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.41%	07/30/2032	1,666,575
	CommScope LLC
3,331,318	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 2.00% Floor)	8.67%	12/17/2029	3,341,911
1	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 2.00% Floor)	8.67%	12/17/2029	1
	Compass Power Generation LLC
1,330,443	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	04/16/2029	1,341,086
	Construction Partners, Inc.
821,700	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	11/03/2031	828,890
	CoreLogic, Inc.
519,381	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.33%	06/02/2028	520,560
	Cornerstone Building Brands, Inc.
444,806	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.10%	04/12/2028	350,729
123,438	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.25%	05/15/2031	88,155
	Corpay Technologies Operating Co. LLC
198,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%	04/28/2028	198,425

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Cotiviti, Inc.
236,768	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.62%		05/01/2031	228,087
1,124,350	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.62%		03/29/2032	1,082,193
	CPI Holdco B LLC
1,067,398	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%		05/19/2031	1,070,883
	CPPIB OVM Member US LLC
484,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%		08/20/2031	487,681
	Creative Artists Agency LLC
104,264	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%		10/01/2031	104,785
	Crosby US Acquisition Corp.
412,173	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.22%		08/16/2029	414,492
	Crown Finance US, Inc.
1,080,968	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.34%		12/02/2031	1,068,131
	CSC Holdings LLC
374,757	Senior Secured First Lien Term Loan (Prime Rate + 1.50%, 0.00% Floor)	8.25%		04/15/2027	328,446
	Curium Bidco Sarl
203,531	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%		08/07/2031	205,821
137,777	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%		08/07/2031	139,327
61,218	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.00%		08/07/2031	61,907
	Cyborg Oldco DC Holdings, Inc.
358,331	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.30	%(b)(e)	05/01/2026	—
	Dawn Bidco LLC
1,680,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.73%		10/07/2032	1,677,009
	Deep Blue Operating I LLC
251,826	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.59%		10/01/2032	253,032
	Dexko Global, Inc.
339,409	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	7.58%		10/04/2028	337,605
	DG Investment Intermediate Holdings 2, Inc.
1,581,831	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.47%		07/12/2032	1,587,763
130,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.22%		07/29/2033	130,487
	Directv Financing LLC
60,091	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.26%, 0.75% Floor)	9.10%		08/02/2027	60,279
314,781	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.51%, 0.75% Floor)	9.35%		08/02/2029	316,263
	Dynasty Acquisition Co., Inc.
487,696	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%		10/31/2031	490,081
185,504	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%		10/31/2031	186,411
	EAB Global, Inc.
318,706	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.92%		08/16/2030	284,166
	Eagle Parent Corp.
81,446	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%		04/02/2029	81,765
842,308	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%		04/02/2029	845,614
81,446	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%		04/02/2029	81,765

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Ecovyst Catalyst Technologies LLC
213,825	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	5.84%	06/12/2031	214,398
160,393	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	5.84%	06/12/2031	160,823
	Edelman Financial Engines Center LLC
789,023	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%	04/07/2028	794,096
335,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	8.97%	10/06/2028	335,141
	EG America LLC
621,107	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.32%	02/07/2028	624,278
	Eisner Advisory Group LLC
907,322	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.72%	02/28/2031	914,839
	Element Materials Technology Group US Holdings, Inc.
1,139,504	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.68%, 0.50% Floor)	7.35%	06/25/2029	1,150,899
	Ellucian Holdings, Inc.
55,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.47%	11/22/2032	55,584
	Emrld Borrower LP
809,781	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.12%	08/04/2031	812,384
	Enviri Corp.
819,476	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.36%, 0.50% Floor)	6.08%	03/10/2028	820,840
	Fertitta Entertainment LLC/NV
996,092	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.97%	01/29/2029	996,998
	FinThrive Software Intermediate Holdings, Inc.
63,207	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.69%	12/18/2028	57,218
106,410	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 0.50% Floor)	7.84%	12/18/2028	73,543
	First Eagle Holdings, Inc.
281,875	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.17%	08/16/2032	281,856
	Flutter Financing BV
462,675	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.50% Floor)	5.67%	06/04/2032	463,399
	Focus Financial Partners LLC
1,342,805	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	09/15/2031	1,346,578
	Fortrea Holdings, Inc.
59,794	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.47%	07/01/2030	58,038
	Freeport LNG Investments LLLP
769,054	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.12%	12/21/2028	773,142
	Froneri US, Inc.
839,278	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.12%	09/30/2032	840,448
362,415	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.12%	09/30/2032	362,921
488,307	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.12%	09/30/2032	488,988
	Frontier Communications Holdings LLC
2,515,213	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.23%	07/01/2031	2,520,331
	Gainwell Acquisition Corp.
1,350,722	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.10%, 0.75% Floor)	7.77%	10/01/2027	1,329,448
	Garda World Security Corp.
969,322	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.75%	02/01/2029	974,653

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	GBT US III LLC
549,450	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.36%	07/28/2031	552,008
	Gen Digital, Inc.
1,014,900	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%	04/16/2032	1,016,930
	Genmab AS
445,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.73%	12/13/2032	447,643
	GFL ES US LLC
1,271,813	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.27%	03/03/2032	1,278,808
	GIP Pilot Acquisition Partners LP
452,982	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	5.94%	10/04/2030	454,604
	Gogo Intermediate Holdings LLC
503,734	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.75% Floor)	7.58%	04/28/2028	461,861
	Golden State Foods LLC
158,506	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	12/04/2031	159,695
573,489	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	12/04/2031	577,790
	Graham Packaging Co., Inc.
1,115,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	08/04/2027	1,120,670
	Grant Thornton Advisors LLC
1,383,183	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	05/30/2031	1,387,513
294,263	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%	05/30/2031	295,787
	Green Infrastructure Partners, Inc.
1,390,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	09/24/2032	1,395,213
	Hamilton Projects Acquiror LLC
385,631	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	05/30/2031	388,924
	Herc Holdings, Inc.
220,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.52%	06/02/2032	221,421
	Hexion Holdings Corp.
434,361	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.73%	03/15/2029	420,012
	Hightower Holding LLC
1,679,610	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.65%	02/03/2032	1,684,867
	HomeServe USA Holding Corp.
461,775	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.73%	10/21/2030	463,220
	Hunter Douglas, Inc.
590,994	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	01/20/2032	595,004
	Husky Injection Molding Systems Ltd.
404,596	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.75%, 0.00% Floor)	7.47%	02/15/2029	408,165
404,596	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.75%, 0.00% Floor)	7.59%	02/15/2029	408,165
	iHeartCommunications, Inc.
247,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.89%, 0.00% Floor)	9.61%	05/01/2029	227,258
	INEOS US Finance LLC
297,886	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	02/19/2030	242,498
	INEOS US Petrochem LLC
321,366	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.97%	10/07/2031	216,721

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	ION Platform Finance US, Inc.
878,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%	09/30/2032	827,140
156,400	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%	09/30/2032	147,240
	Iron Mountain, Inc.
1,258,579	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	01/31/2031	1,260,152
	Kaman Corp.
208,762	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.32%	02/26/2032	209,859
287,139	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.32%	02/26/2032	288,648
252,364	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.32%	02/26/2032	253,690
11,570	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.43%	02/26/2032	11,630
69,990	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	70,358
95,713	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	96,216
84,403	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	84,847
69,821	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	70,188
209,268	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	210,368
	Kenan Advantage Group, Inc.
839,607	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	01/25/2029	833,730
	Lavender US HoldCo 1, Inc.
425,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.11%	12/02/2032	428,984
	LBM Acquisition LLC
519,168	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	7.58%	06/06/2031	488,394
	LC Ahab US Bidco LLC
1,245,376	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%	05/01/2031	1,250,569
	Life Time, Inc.
575,657	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.78%	11/05/2031	578,596
	LifePoint Health, Inc.
1,032,351	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.65%	05/19/2031	1,036,894
	Lightning Power LLC
745,563	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%	08/18/2031	750,345
	Live Nation Entertainment, Inc.
630,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.73%	10/21/2032	631,575
	Lumen Technologies, Inc.
1,666,978	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.46%, 2.00% Floor)	6.18%	04/16/2029	1,660,627
	Madison IAQ LLC
1,419,923	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.50%, 0.50% Floor)	6.70%	06/21/2028	1,428,386
396,261	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.64%	05/06/2032	399,255
	Madison Safety & Flow LLC
396,900	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.23%	09/26/2031	400,208
	McAfee Corp.
659,874	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.72%	03/01/2029	611,132

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Meade Pipeline Co. LLC
525,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.69%	09/22/2032	528,609
	MH Sub I LLC
1,076,139	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	7.97%	12/31/2031	925,985
	Michaels Cos., Inc.
261,073	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.51%, 0.75% Floor)	8.18%	04/17/2028	253,068
	Mitchell International, Inc.
979,451	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.97%	06/17/2031	983,863
165,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 8.50%, 0.00% Floor)	8.97%	06/17/2032	164,361
	MITER Brands Acquisition Holdco, Inc.
648,446	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	03/28/2031	649,866
	Motion Finco Sarl
671,028	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.17%	11/30/2029	596,799
	MX Holdings US, Inc.
248,752	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	03/17/2032	250,100
	Natgasoline LLC
319,091	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.22%	03/29/2030	322,415
	NEP Group, Inc.
359,272	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.22%	10/17/2031	330,980
	Nexstar Media, Inc.
676,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	06/28/2032	680,578
1,700	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	06/28/2032	1,710
	NRG Energy, Inc.
950,165	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	5.59%	04/16/2031	954,132
	Numericable US LLC
841,802	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.88%, 0.00% Floor)	10.86%	05/15/2031	842,677
	OneDigital Borrower LLC
970,758	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.72%	07/02/2031	974,418
166,276	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.50% Floor)	8.97%	07/02/2032	168,043
	Ontario Gaming GTA LP
654,748	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.24%	08/01/2030	607,511
	Opal US LLC
1,361,588	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.00%, 0.00% Floor)	6.69%	04/23/2032	1,371,799
	OPENLANE, Inc.
595,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.36%	10/08/2032	596,491
	Ovg Business Services LLC
1,228,222	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%	06/25/2031	1,232,060
	Pacific Dental Services, Inc.
379,048	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.24%	03/17/2031	380,954
	Par Petroleum LLC
267,446	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	02/28/2030	268,839
	PetSmart LLC
690,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.73%	08/18/2032	688,061

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Pinnacle Buyer LLC
209,153	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.49%	10/01/2032	210,200
	Polaris Newco LLC
668,900	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.86%, 0.50% Floor)	7.85%	06/05/2028	646,578
	Pregis TopCo LLC
492,346	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.72%	02/01/2029	497,051
	Pretzel Parent T/L B
658,348	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.22%	10/01/2031	651,764
	Prime Security Services Borrower LLC
172,413	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.58%	03/08/2032	172,187
658,401	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.58%	03/08/2032	657,535
	Project Aurora US Finco, Inc.
309,225	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.49%	09/30/2032	311,158
	Proofpoint, Inc.
74,810	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.67%	08/31/2028	75,319
	Pye-Barker Fire & Safety LLC
439,350	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.21%	12/16/2032	442,599
	Qnity Electronics, Inc.
810,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.70%	11/01/2032	814,682
	Quikrete Holdings, Inc.
635,346	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%	03/19/2029	638,358
171,951	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%	04/14/2031	172,640
838,663	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%	02/10/2032	842,198
	Radiology Partners, Inc.
952,613	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	06/30/2032	952,093
	RealPage, Inc.
1,018,735	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.11%, 0.50% Floor)	6.93%	04/24/2028	1,019,128
337,450	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	7.42%	04/24/2028	338,962
	Resideo Funding, Inc.
802,988	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	08/13/2032	805,999
	Sabre GLBL, Inc.
163,211	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.10%, 0.00% Floor)	9.82%	11/15/2029	146,890
214,721	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.02%	11/15/2029	191,102
	Savor Acquisition, Inc.
75,225	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%	02/19/2032	75,633
662,831	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.84%	02/19/2032	666,420
	Sedgwick Claims Management Services, Inc.
1,110,980	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	07/31/2031	1,115,729
	Sgh2 LLC
483,788	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	08/18/2032	486,207
	Signia Aerospace LLC
15,818	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.44%	12/11/2031	15,896

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
624,825	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.57%	12/11/2031	627,905
22,145	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.57%	12/11/2031	22,254
511,220	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.67%	12/11/2031	513,741
	Six Flags Entertainment Corp.
642,822	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	05/01/2031	636,525
	Southern Veterinary Partners LLC
1,689,475	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.37%	12/04/2031	1,689,331
	Staples, Inc.
434,948	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	9.60%	09/10/2029	414,151
	Starwood Property Mortgage LLC
370,466	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	01/02/2030	371,392
349,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	5.97%	09/24/2032	350,434
	Stonepeak Bayou Holdings LP
360,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	10/01/2032	326,700
	StubHub Holdco Sub LLC
662,941	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.47%	03/15/2030	658,383
	Sunrise Financing Partnership
660,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.50%, 0.00% Floor)	6.43%	02/17/2032	663,184
	Talen Energy Supply LLC
605,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.88%	11/26/2032	605,853
	Team Health Holdings, Inc.
527,350	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.34%	06/30/2028	529,781
	Tecta America Corp.
825,850	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	02/18/2032	830,041
	Tiger Acquisition LLC
814,772	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.23%	08/23/2032	818,337
	TKO Worldwide Holdings LLC
248,750	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	5.87%	11/21/2031	250,167
	Townsquare Media, Inc.
230,557	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	8.88%	02/19/2030	164,272
	Trans Union LLC
418,625	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%	06/24/2031	420,092
	TransDigm, Inc.
928,250	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	01/20/2032	933,017
967,575	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	08/19/2032	972,698
	Trident TPI Holdings, Inc.
695,538	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.42%	09/18/2028	669,809
	Trucordia Insurance Holdings LLC
743,138	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.21%	06/17/2032	739,422
	UKG, Inc.
1,610,963	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.34%	02/10/2031	1,614,515

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	United Natural Foods, Inc.
347,867	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.67%	05/01/2031	350,824
	United Talent Agency LLC
341,550	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.75%	06/10/2032	344,539
	Univision Communications, Inc.
254,354	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.33%	01/31/2029	254,156
736,937	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%	06/25/2029	739,148
	Veritiv Operating Co.
316,891	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	11/29/2030	317,305
	Vestis Corp.
636,719	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.07%	02/24/2031	586,577
	Victory Capital Holdings, Inc.
174,563	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	09/23/2032	175,789
	Victra Holdings LLC
1,165,105	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.48%	03/29/2029	1,168,198
	Virgin Media Bristol LLC
783,482	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.28%, 0.00% Floor)	7.05%	03/31/2031	777,473
	Virtus Investment Partners, Inc.
294,263	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%	09/27/2032	296,837
	Voyager Parent LLC
195,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.00%	07/01/2032	195,384
668,848	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%	07/01/2032	670,165
109,065	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%	07/01/2032	109,280
	VT Topco, Inc.
332,145	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	6.87%	08/09/2030	328,053
	Wand NewCo 3, Inc.
964,327	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	01/30/2031	966,439
	Whatabrands LLC
1,667,368	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.22%	08/03/2028	1,673,646
	White Cap Supply Holdings LLC
976,444	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	10/29/2029	981,527
	WhiteWater Matterhorn Holdings LLC
185,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.31%	06/16/2032	185,963
	X Corp.
840,000	Senior Secured First Lien Term Loan	9.50%	10/29/2029	838,648
2,543,443	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.65%, 0.50% Floor)	10.45%	10/29/2029	2,504,388
	Zayo Group Holdings, Inc.
6,210	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.11% + 0.50% PIK, 0.00% Floor)	7.35%	03/11/2030	5,911
653,400	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00% + 0.50% PIK, 0.00% Floor)	7.35%	03/11/2030	621,920
	Zelis Payments Buyer, Inc.
821,700	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	11/26/2031	816,564
	Ziggo Financing Partnership
92,653	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%)	6.76%	04/28/2028	92,800
	Total Bank Loans (Cost $160,815,848)			159,717,906

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
COLLATERALIZED LOAN OBLIGATIONS - 2.8%
	Anthelion CLO
1,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.82	%(a)	07/20/2036	1,003,515
	Apidos CLO
5,500,000	Series 2022-39A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	5.40	%(a)	10/21/2038	5,513,328
	Bain Capital Credit CLO
500,000	Series 2024-4A-D1 (3 mo. Term SOFR + 3.10%, 3.10% Floor)	6.96	%(a)	10/23/2037	503,448
5,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.20	%(a)	01/21/2038	5,021,130
	Balboa Bay Loan Funding Ltd.
2,000,000	Series 2025-2A-A1 (3 mo. Term SOFR + 1.25%, 1.25% Floor)	4.98	%(a)	01/20/2039	2,000,000
	Battalion CLO Ltd.
3,000,000	Series 2022-23A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.32	%(a)	10/15/2037	3,012,456
	Benefit Street Partners CLO Ltd.
6,000,000	Series 2023-32A-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)	5.07	%(a)	10/25/2038	6,005,845
	Birch Grove CLO
10,000,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.41%, 1.41% Floor)	5.29	%(a)	10/20/2037	10,037,520
	Blackstone, Inc.
5,000,000	Series 2023-1A-A1R (3 mo. Term SOFR + 1.21%, 1.21% Floor)	4.94	%(a)	01/20/2039	5,000,000
	BlueMountain CLO Ltd.
2,000,000	Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.21	%(a)	11/15/2030	2,001,818
2,400,000	Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.15	%(a)	10/20/2030	2,403,363
2,500,000	Series 2018-23A-D1R (3 mo. Term SOFR + 3.85%, 3.85% Floor)	7.73	%(a)	07/20/2037	2,511,092
	Canyon Capital CLO Ltd.
2,500,000	Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.17	%(a)	07/15/2030	2,502,081
2,750,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	6.85	%(a)	01/30/2031	2,764,579
	Canyon CLO
1,000,000	Series 2021-3A-DR (3 mo. Term SOFR + 2.85%, 2.85% Floor)	6.75	%(a)	07/15/2034	995,577
	Carlyle Global Market Strategies
5,000,000	Series 2021-8A-A1R (3 mo. Term SOFR + 1.27%, 1.27% Floor)	5.25	%(a)	10/15/2038	5,015,600
1,000,000	Series 2022-5A-D1R (3 mo. Term SOFR + 3.15%, 3.15% Floor)	7.05	%(a)	10/15/2037	1,000,512
4,250,000	Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	5.13	%(a)	10/15/2038	4,260,306
	Cathedral Lake CLO Ltd.
5,000,000	Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)	7.57	%(a)	01/20/2035	5,018,716
	Crown City CLO
5,000,000	Series 2020-1A-A1RR (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.53	%(a)	07/20/2038	5,019,640
	Empower CLO Ltd.
2,000,000	Series 2023-2A-AR (3 mo. Term SOFR + 1.32%, 1.32% Floor)	5.22	%(a)	10/15/2038	2,006,250
	Generate CLO Ltd.
2,500,000	Series 2023-12A-AR (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.61	%(a)	07/20/2038	2,509,980
2,000,000	Series 2023-13A-A1 (3 mo. Term SOFR + 1.80%, 1.80% Floor)	5.67	%(a)	01/20/2037	2,001,803
	Jamestown CLO Ltd.
2,000,000	Series 2019-1A-ARR (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.60	%(a)	03/20/2038	2,008,009
	LCM LP
1,803,389	Series 25A-D (3 mo. Term SOFR + 3.71%, 0.00% Floor)	7.60	%(a)	07/20/2030	1,805,006
3,250,000	Series 28A-D (3 mo. Term SOFR + 3.21%, 2.95% Floor)	7.10	%(a)	10/20/2030	3,116,530
4,000,000	Series 30A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.15	%(a)	04/20/2031	3,998,660
	LCM XIII LP
4,000,000	Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)	6.90	%(a)	07/20/2031	4,016,217

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Madison Park Funding Ltd.
1,000,000	Series 2023-63A-A1R (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.27	%(a)	07/21/2038	1,004,333
	Magnetite CLO Ltd.
1,000,000	Series 2022-35A-A1RR (3 mo. Term SOFR + 1.20%, 1.20% Floor)	4.92	%(a)	01/25/2039	1,000,000
	Marble Point CLO
7,500,000	Series 2020-3A-AR2 (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.44	%(a)	10/19/2038	7,522,931
	Menlo CLO Ltd.
3,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.30	%(a)	01/20/2038	3,013,597
	Octagon Investment Partners Ltd.
2,000,000	Series 2013-1A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.14	%(a)	07/17/2030	2,017,872
10,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.21%, 0.00% Floor)	7.12	%(a)	07/15/2030	10,010,242
3,500,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	7.50	%(a)	01/20/2035	3,483,914
	Octagon Investment Partners XXII LLC
2,500,000	Series 2014-1A-ERR (3 mo. Term SOFR + 5.71%, 5.71% Floor)	9.57	%(a)	01/22/2030	2,443,606
	Park Blue CLO Ltd.
5,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.30	%(a)	10/20/2037	5,020,620
	Peace Park CLO Ltd.
5,000,000	Series 2021-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)	5.13	%(a)	10/20/2038	5,014,523
	Sound Point CLO Ltd.
1,000,000	Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	6.07	%(a)	07/26/2031	1,002,978
7,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.47	%(a)	07/15/2034	7,003,916
7,000,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	7.62	%(a)	10/25/2034	6,768,480
2,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	7.50	%(a)	07/20/2034	2,001,571
4,000,000	Series 2020-3A-D (3 mo. Term SOFR + 3.91%, 3.65% Floor)	7.77	%(a)	01/25/2032	4,005,096
1,250,000	Series 2021-3A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.37	%(a)	10/25/2034	1,210,519
1,000,000	Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)	7.52	%(a)	10/25/2034	999,920
	Storm King Park CLO Ltd.
1,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.26	%(a)	10/15/2037	1,004,093
	Symphony CLO Ltd.
3,000,000	Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.22	%(a)	10/15/2031	3,004,794
	Trestles LLC
10,000,000	Series 2025-8A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.63	%(a)	06/11/2035	10,015,950
	Trimaran CAVU LLC
5,000,000	Series 2021-3A-D (3 mo. Term SOFR + 4.04%, 3.78% Floor)	7.93	%(a)	01/18/2035	5,010,645
	Upland CLO
1,000,000	Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.05	%(a)	04/20/2031	1,000,655
	Voya CLO Ltd.
4,000,000	Series 2018-2A-D (3 mo. Term SOFR + 3.01%, 2.75% Floor)	6.92	%(a)	07/15/2031	4,011,010
	Wind River CLO Ltd.
1,000,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	9.92	%(a)	01/15/2031	897,406
3,000,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	7.52	%(a)	10/22/2031	3,016,625
3,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.98%, 3.72% Floor)	7.87	%(a)	04/18/2036	3,005,443
2,000,000	Series 2021-1A-D1R (3 mo. Term SOFR + 3.95%, 3.95% Floor)	7.83	%(a)	07/20/2037	2,024,011
	Total Collateralized Loan Obligations (Cost $189,429,622)				189,567,731
FOREIGN CORPORATE BONDS - 5.5%
5,053,000	180 Medical, Inc.	5.30	%(a)	10/08/2035	5,048,036
2,210,487	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	2,258,472
1,900,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	1,771,143
1,300,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	1,170,115
2,601,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	2,398,242
1,147,500	Adani International Container Terminal Pvt Ltd.	3.00	%(a)	02/16/2031	1,058,048
700,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	691,461
1,800,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	1,747,888
1,200,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	1,064,597

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,231,875	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%		10/15/2039	1,049,271
1,800,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	1,787,276
1,921,850	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	1,736,390
3,270,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%		01/19/2029	3,344,113
4,598,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (5 yr. CMT Rate + 2.72%)	6.95%		03/10/2055	4,823,480
2,600,000	AES Espana BV	5.70	%(a)	05/04/2028	2,574,650
1,000,000	Agrosuper SA	4.60%		01/20/2032	961,615
739,579	AL Candelaria Spain SA	7.50%		12/15/2028	750,037
3,200,000	AL Candelaria Spain SA	5.75	%(a)	06/15/2033	2,842,064
1,650,000	AL Candelaria Spain SA	5.75%		06/15/2033	1,465,439
1,278,366	Altice France SA	6.88	%(a)	07/15/2032	1,226,719
2,400,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	2,329,412
2,535,000	ArcelorMittal SA	6.00%		06/17/2034	2,729,998
1,305,000	Ardonagh Finco Ltd.	7.75	%(a)	02/15/2031	1,369,043
1,500,000	Aris Mining Corp.	8.00	%(a)	10/31/2029	1,566,701
4,896,000	Ashtead Capital, Inc.	5.55	%(a)	05/30/2033	5,053,980
5,047,000	Avilease Capital Ltd.	4.75	%(a)	11/12/2030	5,010,713
4,267,000	Avolon Holdings Funding Ltd.	5.75	%(a)	03/01/2029	4,417,210
5,113,000	Avolon Holdings Funding Ltd.	5.75	%(a)	11/15/2029	5,307,280
1,400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65	%(a)(g)	04/22/2031	1,329,753
1,500,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13	%(a)	07/02/2035	1,574,820
2,000,000	Banco de Bogota SA	6.25%		05/12/2026	2,010,014
5,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	5,723,583
600,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%		01/28/2031	597,914
200,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%		04/16/2031	198,647
2,937,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	2,929,951
1,400,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40	%(a)	04/30/2035	1,471,750
750,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%		04/30/2035	788,438
2,200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63	%(g)	01/10/2028	2,264,546
200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50	%(a)(g)	06/27/2029	206,877
1,800,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38	%(a)(g)	05/20/2031	1,892,250
4,875,000	Barclays PLC (SOFR + 1.83%)	5.86%		08/11/2046	4,998,398
4,690,000	BAT Capital Corp.	5.63%		08/15/2035	4,887,922
4,249,000	BAT Capital Corp.	4.54%		08/15/2047	3,528,088
1,400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	1,398,713
2,400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%		01/08/2039	2,597,971
2,840,000	Bell Telephone Co. of Canada or Bell Canada (5 yr. CMT Rate + 2.39%)	6.88%		09/15/2055	2,941,893
1,200,000	Belron UK Finance PLC	5.75	%(a)	10/15/2029	1,226,052
3,073,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	3,075,199
596,947	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88	%(a)	02/15/2039	655,670
2,100,000	CAP SA	3.90	%(a)	04/27/2031	1,718,691
3,500,000	CAP SA	3.90%		04/27/2031	2,864,484
5,054,000	CCL Industries, Inc.	3.05	%(a)	06/01/2030	4,771,709

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,700,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(g)	06/08/2026	4,702,361
500,000	Cemex SAB de CV (5 yr. CMT Rate + 3.52%)	7.20	%(a)(g)	06/10/2030	522,075
1,000,000	Cencosud SA	4.38%		07/17/2027	1,001,002
4,520,837	Chile Electricity PEC SpA	0.00	%(a)	01/25/2028	4,074,404
500,000	Cosan Luxembourg SA	5.50%		09/20/2029	490,108
3,731,000	Cosan Overseas Ltd.	8.25	%(g)	02/05/2026	3,774,839
5,038,000	Credit Agricole SA (SOFR + 1.36%)	4.82	%(a)	09/25/2033	5,033,287
2,700,000	CSN Resources SA	5.88%		04/08/2032	2,129,558
850,000	Danaos Corp.	6.88	%(a)	10/15/2032	879,777
4,700,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	4,670,460
3,810,000	Diageo Investment Corp.	5.13%		08/15/2030	3,949,058
618,361	Digicel Group Holdings Ltd.	0.00	%(a)(b)	12/31/2030	29,011
1,782,268	Digicel Group Holdings Ltd.	0.00	%(a)(b)	12/31/2030	11,915
4,517,000	Element Fleet Management Corp.	6.32	%(a)	12/04/2028	4,765,952
4,631,000	Element Fleet Management Corp.	5.04	%(a)	03/25/2030	4,735,309
835,200	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	829,970
1,200,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	1,098,689
2,345,000	Enel Finance International NV	4.13	%(a)	09/30/2028	2,341,519
1,977,000	Enel Finance International NV	5.13	%(a)	06/26/2029	2,029,920
400,000	EQUATE Petrochemical Co. KSC	4.25%		11/03/2026	399,493
335,305	Fermaca Enterprises S de RL de CV	6.38%		03/30/2038	341,675
724,050	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	760,253
1,600,000	Freeport Indonesia PT	4.76%		04/14/2027	1,610,745
400,000	Frigorifico Concepcion SA	7.70%		07/21/2028	190,000
1,175,000	Froneri Lux FinCo SARL	6.00	%(a)	08/01/2032	1,192,066
346,552	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	295,528
1,030,000	Garda World Security Corp.	6.50	%(a)	01/15/2031	1,054,587
1,125,000	Garda World Security Corp.	8.25	%(a)	08/01/2032	1,147,876
700,000	GCC SAB de CV	3.61%		04/20/2032	657,984
340,000	Genmab AS / Genmab Finance LLC	6.25	%(a)	12/15/2032	348,684
340,000	Genmab AS / Genmab Finance LLC	7.25	%(a)	12/15/2033	357,426
1,290,000	GGAM Finance Ltd.	6.88	%(a)	04/15/2029	1,341,195
2,075,000	Global Aircraft Leasing Co. Ltd.	8.75	%(a)	09/01/2027	2,154,471
659,120	GNL Quintero SA	4.63%		07/31/2029	659,844
2,100,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	2,208,667
1,460,000	Grifols SA	4.75	%(a)	10/15/2028	1,442,976
1,870,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00	%(a)	02/15/2029	1,963,462
2,900,000	InRetail Consumer	3.25%		03/22/2028	2,834,490
2,100,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	2,096,089
200,000	Intercorp Peru Ltd.	3.88%		08/15/2029	195,474
1,192,690	Invepar Holdings	0.00	%(b)(e)	12/30/2028	—
500,000	Inversiones CMPC SA (5 yr. CMT Rate + 2.83%)	6.70	%(a)	12/09/2057	502,780
600,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%		04/15/2031	598,716
3,750,000	JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.75%		12/01/2031	3,568,754
3,266,500	JSW Hydro Energy Ltd.	4.13%		05/18/2031	3,041,966
903,500	JSW Hydro Energy Ltd.	4.13	%(a)	05/18/2031	841,395
2,600,000	JSW Infrastructure Ltd.	4.95%		01/21/2029	2,607,801
1,758,879	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	1,721,082
5,817,000	Lloyds Banking Group PLC (1 yr. CMT Rate + 1.60%)	6.07%		06/13/2036	6,118,802
2,465,000	Macquarie Airfinance Holdings Ltd.	5.20	%(a)	03/27/2028	2,502,885
2,438,000	Macquarie Airfinance Holdings Ltd.	5.15	%(a)	03/17/2030	2,473,317
1,500,000	MARB BondCo PLC	3.95%		01/29/2031	1,361,057
955,000	Mattamy Group Corp.	4.63	%(a)	03/01/2030	930,657
500,000	Medco Laurel Tree Pte Ltd.	6.95%		11/12/2028	504,068
1,325,000	Merlin Entertainments Group US Holdings, Inc.	7.38	%(a)	02/15/2031	1,181,385

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,550,000	Mexarrend SAPI de CV	10.25	%(a)(e)	07/24/2026	31,875
1,247,088	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	1,268,335
1,170,000	Millicom International Cellular SA	5.13%		01/15/2028	1,168,574
1,980,000	Millicom International Cellular SA	6.25%		03/25/2029	1,999,549
2,589,120	Minejesa Capital BV	4.63%		08/10/2030	2,581,633
400,000	Minerva Luxembourg SA	5.88%		01/19/2028	399,757
1,100,000	Minerva Luxembourg SA	8.88	%(a)	09/13/2033	1,203,303
800,000	Minerva Luxembourg SA	8.88%		09/13/2033	875,130
2,200,000	Minsur SA	4.50%		10/28/2031	2,108,579
1,651,236	Mong Duong Finance Holdings BV	5.13%		05/07/2029	1,634,502
800,000	Movida Europe SA	7.85	%(a)	04/11/2029	756,720
1,500,000	Movida Europe SA	7.85%		04/11/2029	1,418,850
3,296,643	MV24 Capital BV	6.75%		06/01/2034	3,274,490
5,640,000	Nationwide Building Society (SOFR + 1.65%)	5.54	%(a)	07/14/2036	5,828,243
5,786,000	NatWest Group PLC (1 yr. CMT Rate + 1.05%)	5.12%		05/23/2031	5,944,294
1,050,000	NBM US Holdings, Inc.	6.63%		08/06/2029	1,063,613
600,000	Nexa Resources SA	6.50%		01/18/2028	615,137
480,000	Nissan Motor Co. Ltd.	4.35	%(a)	09/17/2027	473,844
510,000	Nissan Motor Co. Ltd.	4.81	%(a)	09/17/2030	481,134
475,000	Nissan Motor Co. Ltd.	7.75	%(a)	07/17/2032	504,978
3,858,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	4.85%		08/19/2032	3,885,191
3,300,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	3,290,275
1,265,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00	%(a)	08/01/2030	1,200,420
1,100,000	Orbia Advance Corp. SAB de CV	6.75%		09/19/2042	958,567
400,000	Orbia Advance Corp. SAB de CV	5.88%		09/17/2044	310,522
3,700,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%		06/15/2032	3,715,633
600,000	Periama Holdings	5.95%		04/19/2026	601,828
1,875,250	Peru LNG Srl	5.38%		03/22/2030	1,817,451
4,383,183	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	4,500,192
500,000	Raizen Fuels Finance SA	6.45%		03/05/2034	408,131
2,000,000	Raizen Fuels Finance SA	5.70%		01/17/2035	1,531,631
1,000,000	Reliance Industries Ltd.	3.67%		11/30/2027	992,143
9,281,000	Renesas Electronics Corp.	2.17	%(a)	11/25/2026	9,114,907
2,822,000	Rio Tinto Finance USA PLC	5.75%		03/14/2055	2,881,063
7,348,000	Royal Bank of Canada (SOFR + 0.98%)	4.31%		11/03/2031	7,315,602
4,080,999	Rutas 2 & 7 Finance Ltd.	0.00%		09/30/2036	3,104,416
800,000	Saavi Energia Sarl	8.88	%(a)	02/10/2035	868,640
400,000	Sasol Financing USA LLC	4.38%		09/18/2026	398,418
200,000	Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%)	6.10	%(a)	10/01/2035	207,300
1,205,000	Seaspan Corp.	5.50	%(a)	08/01/2029	1,145,404
1,100,000	Simpar Europe SA	5.20%		01/26/2031	886,875
13,344,000	SK Hynix, Inc.	4.25	%(a)	09/11/2028	13,391,188
4,751,000	Smurfit Kappa Treasury ULC	5.20%		01/15/2030	4,906,096
5,116,000	Societe Generale SA (SOFR + 1.73%)	5.44	%(a)	10/03/2036	5,129,046
2,793,000	Suzano Netherlands BV	5.50%		01/15/2036	2,770,670
239,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	238,577
4,757,000	TELUS Corp. (5 yr. CMT Rate + 2.71%)	7.00%		10/15/2055	4,954,558
1,265,132	Tierra Mojada Luxembourg II Sarl	5.75%		12/01/2040	1,245,219
1,000,000	TK Elevator US Newco, Inc.	5.25	%(a)	07/15/2027	1,000,850
2,466,000	Toronto-Dominion Bank	4.93%		10/15/2035	2,465,289
500,000	Transelec SA	3.88%		01/12/2029	490,237
1,812,000	Triton Container International Ltd. / TAL International Container Corp.	3.25%		03/15/2032	1,648,355
705,000	Trivium Packaging Finance BV	8.25	%(a)	07/15/2030	756,290
5,049,000	UBS Group AG (SOFR + 1.34%)	5.01	%(a)	03/23/2037	5,006,446

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
487,000	Ultrapar International SA	5.25%		10/06/2026	487,512
62,116	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50	%(e)	12/31/2027	35,717
44,227	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50	%(a)(e)	12/31/2027	25,430
51,684	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00	%(a)(e)	12/31/2028	3,618
222,252	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00	%(e)	12/31/2028	15,558
262,805	Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)	15.00	%(e)	12/31/2044	8,541
2,400,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	2,388,011
3,400,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%		10/14/2031	3,339,167
1,840,000	Vale Overseas Ltd.	6.40%		06/28/2054	1,879,560
1,105,000	Vallourec SACA	7.50	%(a)	04/15/2032	1,174,651
1,600,000	Vamos Europe SA	9.20	%(a)	01/26/2031	1,529,600
4,681,000	Videotron Ltd.	5.70	%(a)	01/15/2035	4,787,860
400,000	Vista Energy Argentina SAU	8.50	%(a)	06/10/2033	411,500
1,000,000	Volcan Cia Minera SAA	8.50	%(a)	10/28/2032	1,030,630
450,000	Wipro IT Services LLC	1.50%		06/23/2026	444,221
800,000	Yinson Bergenia Production BV	8.50	%(a)	01/31/2045	839,700
400,000	Ziggo BV	4.88	%(a)	01/15/2030	378,467
	Total Foreign Corporate Bonds (Cost $370,386,106)				367,033,303
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.0%
200,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88	%(a)	05/07/2030	207,240
1,800,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	1,790,976
2,790,841	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	2,289,187
1,800,000	Brazilian Government International Bond	4.75%		01/14/2050	1,314,900
1,747,568	Chile Electricity Lux Mpc II Sarl	5.67	%(a)	10/20/2035	1,819,637
194,174	Chile Electricity Lux Mpc II Sarl	5.67%		10/20/2035	202,182
1,924,250	Chile Electricity Lux MPC Sarl	6.01%		01/20/2033	2,024,140
4,200,000	Colombia Government International Bond	4.13%		05/15/2051	2,610,300
400,000	Comision Federal de Electricidad	3.35%		02/09/2031	363,683
1,000,000	Comision Federal de Electricidad	6.45	%(a)	01/24/2035	1,030,552
2,250,000	Corp. Nacional del Cobre de Chile	3.00%		09/30/2029	2,137,009
1,550,000	Dominican Republic International Bond	5.50%		02/22/2029	1,572,630
800,000	Dominican Republic International Bond	4.50%		01/30/2030	783,200
5,800,000	Ecopetrol SA	5.88%		11/02/2051	4,188,269
1,584,812	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25	%(a)	01/31/2041	1,668,458
1,584,812	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%		01/31/2041	1,668,458
300,000	Guatemala Government Bond	4.50%		05/03/2026	300,000
700,000	Guatemala Government Bond	4.38%		06/05/2027	696,500
800,000	Guatemala Government Bond	4.88%		02/13/2028	805,732
1,800,000	Guatemala Government Bond	5.25%		08/10/2029	1,826,550
1,400,000	Guatemala Government Bond	5.38%		04/24/2032	1,418,200
4,192,111	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	4,364,453
2,800,000	Mexico Government International Bond	4.40%		02/12/2052	2,050,300
7,000,000	Mexico Government International Bond	6.34%		05/04/2053	6,690,250
2,300,000	MISC Capital Two Labuan Ltd.	3.75%		04/06/2027	2,286,121
2,600,000	Morocco Government International Bond	2.38%		12/15/2027	2,497,260
300,000	Morocco Government International Bond	5.95%		03/08/2028	309,050
1,600,000	Morocco Government International Bond	3.00%		12/15/2032	1,410,258
600,000	Morocco Government International Bond	4.00%		12/15/2050	439,304
3,300,000	OCP SA	6.75%		05/02/2034	3,557,926
943,000	Paraguay Government International Bond	4.70%		03/27/2027	951,016
2,900,000	Pertamina Persero PT	1.40%		02/09/2026	2,889,282

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	4,193,249
1,800,000	Petrobras Global Finance BV	5.13%		09/10/2030	1,766,125
600,000	Petroleos Mexicanos	6.75%		09/21/2047	493,721
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $67,100,767)				64,616,118
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 4.9%
	Arbor Multifamily Mortgage Securities Trust
22,775,500	Series 2021-MF2-XB	0.75	%(a)(c)(h)	06/15/2054	862,827
	AREIT Ltd.
4,000,000	Series 2024-CRE9-B (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.29	%(a)	05/17/2041	4,003,068
	AREIT Trust
5,650,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.35	%(a)	12/17/2029	5,666,769
	Banc of America Re-Remic Trust
2,638,666	Series 2016-ISQ-C	3.61	%(a)(c)	08/14/2034	935,407
	BANK
3,991,505	Series 2017-BNK8-XA	0.70	%(c)(h)	11/15/2050	36,881
1,005,000	Series 2020-BN28-AS	2.14%		03/15/2063	890,309
1,910,000	Series 2021-BN32-A4	2.35%		04/15/2054	1,750,361
4,009,000	Series 2021-BN35-A5	2.29%		06/15/2064	3,563,963
3,109,000	Series 2021-BN37-C	3.11	%(c)	11/15/2064	2,578,044
5,600,000	Series 2022-BNK39-AS	3.18%		02/15/2055	5,091,476
2,682,000	Series 2022-BNK39-E	2.50	%(a)	02/15/2055	1,817,130
163,222,381	Series 2025-BNK50-XA	0.34	%(c)(h)	05/15/2068	4,566,146
	BANK5 Trust
5,608,000	Series 2024-5YR10-AS	5.64%		10/15/2057	5,769,210
5,478,000	Series 2024-5YR9-A3	5.61%		08/15/2057	5,704,969
3,280,000	Series 2025-5YR15-AS	5.76%		07/15/2058	3,403,532
3,200,000	Series 2025-5YR19-AS	5.61%		12/15/2058	3,315,002
	BBCMS Trust
4,526,000	Series 2021-C12-A5	2.69%		11/15/2054	4,061,875
5,364,000	Series 2022-C14-A5	2.95	%(c)	02/15/2055	4,875,026
5,785,000	Series 2022-C16-A5	4.60	%(c)	06/15/2055	5,756,037
5,500,000	Series 2024-5C29-A3	5.21%		09/15/2057	5,656,350
3,260,000	Series 2025-5C34-A3	5.66%		05/15/2058	3,415,667
3,714,000	Series 2025-5C36-A3	5.52%		08/15/2058	3,877,220
2,500,000	Series 2025-5C37-A3	5.02%		09/15/2058	2,559,506
2,862,000	Series 2025-5C37-AS	5.38	%(c)	09/15/2058	2,923,811
	Benchmark Mortgage Trust
4,549,000	Series 2020-B19-AS	2.15%		09/15/2053	3,845,004
87,331,146	Series 2021-B28-XA	1.24	%(c)(h)	08/15/2054	4,240,189
5,650,000	Series 2022-B32-AS	3.41	%(c)	01/15/2055	4,980,057
5,600,000	Series 2024-V10-A3	5.28%		09/15/2057	5,768,316
4,793,000	Series 2024-V11-A3	5.91	%(c)	11/15/2057	5,040,970
5,000,000	Series 2024-V8-A2	5.71%		07/15/2057	5,208,756
4,791,000	Series 2024-V8-A3	6.19	%(c)	07/15/2057	5,062,501
5,443,000	Series 2024-V9-A3	5.60%		08/15/2057	5,659,488
3,338,000	Series 2025-V15-AS	6.17%		06/15/2058	3,507,219
4,917,000	Series 2025-V17-A3	5.07%		09/15/2058	5,042,107
4,953,000	Series 2025-V18-AS	5.59%		10/15/2058	5,106,456
	BMO Mortgage Trust
1,602,000	Series 2023-C6-ASB	6.21%		09/15/2056	1,715,438
653,000	Series 2024-5C3-AS	6.29	%(c)	02/15/2057	681,206
5,539,000	Series 2024-5C6-A3	5.32%		09/15/2057	5,700,230
3,729,000	Series 2024-5C7-AS	5.89	%(c)	11/15/2057	3,836,796
4,874,000	Series 2025-5C11-AS	5.94%		07/15/2058	5,076,362
	Bombardier Capital Mortgage Securitization Corp.
4,000,000	Series 2025-5C6-AS	5.58	%(c)	10/15/2058	4,126,326
1,843,000	Series 2025-5C6-C	5.83	%(c)	10/15/2058	1,845,346

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,030,000	Series 2025-5C7-B	5.86	%(c)	12/15/2058	5,188,222
	BSPRT Co.-Issuer LLC
5,580,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	7.02	%(a)	09/15/2035	5,599,664
	BX Trust
3,530,000	Series 2019-OC11-E	3.94	%(a)(c)	12/09/2041	3,263,337
2,212,333	Series 2025-ARIA-C	5.52	%(a)(c)	12/13/2042	2,231,446
	CENT Trust
3,233,000	Series 2025-CITY-A	4.92	%(a)(c)	07/10/2040	3,275,643
	CFCRE Commercial Mortgage Trust
3,267,000	Series 2017-C8-B	4.20	%(c)	06/15/2050	3,179,466
	Citigroup Commercial Mortgage Trust
23,342,391	Series 2016-P3-XA	1.64	%(c)(h)	04/15/2049	12,495
37,645,620	Series 2016-P4-XA	1.88	%(c)(h)	07/10/2049	64,826
58,878,460	Series 2016-P5-XA	1.31	%(c)(h)	10/10/2049	163,635
4,534,000	Series 2019-GC41-B	3.20%		08/10/2056	4,025,302
4,594,000	Series 2022-GC48-A5	4.58	%(c)	05/15/2054	4,587,960
	Citigroup/Deutsche Bank Commercial Mortgage Trust
33,439,461	Series 2016-C1-XA	1.32	%(c)(h)	05/10/2049	334
	Commercial Mortgage Pass Through Certificates
1,050,513	Series 2014-CR16-B	4.58%		04/10/2047	1,031,373
2,943,683	Series 2015-LC21-C	4.24	%(c)	07/10/2048	2,886,465
9,601,478	Series 2016-DC2-XA	0.77	%(c)(h)	02/10/2049	96
	Computershare Corporate Trust
1,691,570	Series 2015-C31-C	4.72	%(c)	11/15/2048	1,666,936
54,923,742	Series 2016-NXS6-XA	1.54	%(c)(h)	11/15/2049	140,572
2,638,000	Series 2018-C45-C	4.73%		06/15/2051	2,538,489
3,546,000	Series 2018-C48-C	5.13	%(c)	01/15/2052	3,313,355
17,931,436	Series 2019-C49-XA	1.23	%(c)(h)	03/15/2052	512,841
5,500,000	Series 2019-C50-C	4.35%		05/15/2052	5,051,031
2,705,000	Series 2020-C55-B	3.14%		02/15/2053	2,468,069
981,470	Series 2020-C58-A3	1.81%		07/15/2053	892,344
5,510,000	Series 2020-C58-B	2.70%		07/15/2053	4,739,626
116,076,837	Series 2021-C59-XA	1.48	%(c)(h)	04/15/2054	6,515,718
4,853,000	Series 2025-5C5-AS	5.92%		07/15/2058	5,046,737
	Credit Suisse Mortgage Capital Certificates
6,380,000	Series 2021-B33-B	3.64	%(a)(c)	10/10/2043	5,717,277
	CSAIL Commercial Mortgage Trust
20,661,026	Series 2016-C6-XA	1.75	%(c)(h)	01/15/2049	207
5,500,000	Series 2019-C16-B	3.88%		06/15/2052	5,264,920
61,419,919	Series 2020-C19-XA	1.09	%(c)(h)	03/15/2053	2,101,839
	DOLP Trust
4,070,000	Series 2021-NYC-D	3.70	%(a)(c)	05/10/2041	3,501,917
	GS Mortgage Securities Corp. II
151,560	Series 2011-GC5-XA	0.00	%(a)(c)(h)	08/10/2044	108
3,031,000	Series 2014-GC26-D	4.40	%(a)(c)	11/10/2047	1,242,680
1,825,000	Series 2016-GS2-C	4.69	%(c)	05/10/2049	1,789,603
29,723,356	Series 2016-GS2-XA	1.64	%(c)(h)	05/10/2049	297
2,588,000	Series 2018-RIVR-C (1 mo. Term SOFR + 1.55%, 1.50% Floor)	5.30	%(a)	07/15/2035	54,348
1,070,000	Series 2019-GC42-A3	2.75%		09/10/2052	1,016,708
	JP Morgan Chase Commercial Mortgage Securities
8,365,943	Series 2015-JP1-XA	0.81	%(c)(h)	01/15/2049	84
	JPMBB Commercial Mortgage Securities Trust
7,021,658	Series 2014-C25-XA	0.41	%(c)(h)	11/15/2047	70
7,860,000	Series 2015-C27-D	3.81	%(a)(c)	02/15/2048	1,650,600
6,108,064	Series 2015-C30-XA	0.00	%(c)(h)	07/15/2048	61
1,385,505	Series 2015-C31-XA	0.44	%(c)(h)	08/15/2048	14
	JPMDB Commercial Mortgage Securities Trust
7,675,000	Series 2016-C2-AS	3.48%		06/15/2049	7,222,731
30,191,356	Series 2016-C2-XA	1.48	%(c)(h)	06/15/2049	25,503

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	LoanCore
5,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.21	%(a)	07/15/2036	5,002,120
5,650,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.12	%(a)	08/17/2042	5,657,814
	LSTAR Commercial Mortgage Trust
5,425,000	Series 2016-4-C	4.68	%(a)(c)	03/10/2049	5,347,589
	MF1 Multifamily Housing Mortgage Loan Trust
910,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.42	%(a)	08/18/2041	913,349
5,650,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.05	%(a)	02/18/2040	5,665,187
	Morgan Stanley Bank of America Merrill Lynch Trust
35,471,947	Series 2016-C30-XA	1.20	%(c)(h)	09/15/2049	103,982
6,364,000	Series 2017-C33-B	4.11%		05/15/2050	6,166,261
	Morgan Stanley Capital I, Inc.
22,132,154	Series 2016-UB11-XA	1.43	%(c)(h)	08/15/2049	63,260
	NJ
2,595,000	Series 2025-WBRK-A	5.87	%(a)(c)	03/05/2035	2,698,130
	NJ Trust
2,300,000	Series 2023-GSP-A	6.48	%(a)(c)	01/06/2029	2,413,465
	Ready Capital Corp.
4,750,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.05	%(a)	11/25/2036	4,760,631
	SG Commercial Mortgage Securities LLC
1,789,000	Series 2016-C5-B	3.93%		10/10/2048	1,724,035
35,720,455	Series 2016-C5-XA	1.81	%(c)(h)	10/10/2048	100,407
	SLG Office Trust
4,110,000	Series 2021-OVA-E	2.85	%(a)	07/15/2041	3,556,595
	UBS Commercial Mortgage Trust
2,491,000	Series 2017-C6-B	4.15	%(c)	12/15/2050	2,329,736
1,450,000	Series 2017-C7-B	4.29	%(c)	12/15/2050	1,410,393
6,958,000	Series 2017-C7-C	4.57	%(c)	12/15/2050	6,691,417
2,896,000	Series 2018-C12-C	5.01	%(c)	08/15/2051	2,651,323
	UBS-Barclays Commercial Mortgage Trust
1,503,790	Series 2013-C5-B	3.65	%(a)(c)	03/10/2046	1,470,858
5,800,000	Series 2013-C5-C	3.72	%(a)(c)	03/10/2046	5,429,947
	Wachovia Bank Commercial Mortgage Trust
3,652	Series 2006-C29-IO	0.29	%(c)(h)	11/15/2048	5
	Wells Fargo Commercial Mortgage Trust
3,241,000	Series 2024-5C1-A3	5.93%		07/15/2057	3,395,498
4,784,000	Series 2025-5C4-A3	5.67%		05/15/2058	5,004,168
	WF-RBS Commercial Mortgage Trust
4,467,590	Series 2014-C22-XA	0.24	%(c)(h)	09/15/2057	508
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $413,382,727)				330,064,980
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 10.2%
	Adjustable Rate Mortgage Trust
16,969	Series 2007-3-1A1	5.04	%(a)(c)	11/25/2037	16,705
	AlphaFlow Transitional Mortgage Trust
822,574	Series 2021-WL1-A1	3.28	%(a)(i)	01/25/2026	784,454
	AMSR Trust
10,000,000	Series 2021-SFR1-F	3.60	%(a)	06/17/2038	9,615,938
3,000,000	Series 2021-SFR2-E1	2.48	%(a)	08/17/2038	2,949,757
2,500,000	Series 2021-SFR2-E2	2.58	%(a)	08/17/2038	2,458,095
4,500,000	Series 2021-SFR2-F1	3.28	%(a)	08/17/2038	4,437,257
2,000,000	Series 2021-SFR2-F2	3.67	%(a)	08/17/2038	1,974,330
8,900,000	Series 2023-SFR2-A	3.95	%(a)	06/17/2040	8,821,461
15,700,000	Series 2025-SFR2-B	4.28	%(a)	11/17/2042	15,315,463
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
10,480,810	Series 2006-M1-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.15%		07/25/2036	2,835,408
13,345,905	Series 2006-M1-A2D (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.33%		07/25/2036	3,610,178

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Banc of America Funding Corp.
129,075	Series 2005-G-A3	2.26	%(c)	10/20/2035	89,005
47,726	Series 2006-2-6A2	5.50%		03/25/2036	47,841
69,601	Series 2006-6-1A2	6.25%		08/25/2036	60,913
	Bear Stearns Asset Backed Securities Trust
257,091	Series 2007-SD1-1A3A	6.50%		10/25/2036	84,803
	CAFL Issuer LLC
1,229,399	Series 2021-RTL1-A1	4.24	%(a)(i)	03/28/2029	1,168,779
	Carrington Mortgage Loan Trust
4,629,556	Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap)	4.00%		01/25/2037	4,226,842
	Chase Mortgage Finance Corp.
762,935	Series 2007-S3-2A1	5.50%		05/25/2037	8
	CIM Trust
6,953,000	Series 2020-R2-M2	3.00	%(a)(c)	10/25/2059	5,725,073
	Citigroup Mortgage Loan Trust, Inc.
3,631,375	Series 2007-OPX1-A1A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	3.99%		01/25/2037	1,647,180
21,194,245	Series 2019-A-PT1	3.92	%(a)	10/25/2058	17,699,144
35,177,023	Series 2021-RP2-A1	1.75	%(a)(c)	03/25/2065	32,050,950
5,674,000	Series 2021-RP2-M1	3.25	%(a)(c)	03/25/2065	4,929,530
4,752,000	Series 2021-RP2-M2	3.40	%(a)(c)	03/25/2065	3,979,410
4,413,000	Series 2021-RP2-M3	3.40	%(a)(c)	03/25/2065	3,522,484
12,945,265	Series 2021-RP2-PT1	5.48	%(a)(c)	03/25/2065	10,880,340
	Citimortgage Alternative Loan Trust
44,727	Series 2006-A2-A2	6.00%		05/25/2036	42,720
26,535	Series 2006-A5-3A3Pool 2006-A5	6.00%		10/25/2036	22,385
190,303	Series 2007-A1-1A7	6.00%		01/25/2037	173,867
5,788,091	Series 2007-A2-1A5	6.00%		02/25/2037	5,261,979
2,665,930	Series 2007-A5-1A10	5.75%		05/25/2037	2,415,843
	CitiMortgage, Inc.
16,604	Series 2005-1-1A4	5.50%		02/25/2035	16,305
	Colony American Finance Ltd.
1,000,000	Series 2020-4-E	3.38	%(a)	12/15/2052	888,180
	Countrywide Alternative Loan Trust
53,705	Series 2005-20CB-1A1	5.50%		07/25/2035	42,457
117,607	Series 2005-28CB-3A6	6.00%		08/25/2035	43,989
11,209,830	Series 2005-37T1-A5 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap)	4.30%		09/25/2035	6,960,706
380,708	Series 2005-46CB-A22	5.25%		10/25/2035	256,826
6,144,748	Series 2005-49CB-A2	5.50%		11/25/2035	3,824,808
56,929	Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	4.55%		10/25/2035	32,716
244,700	Series 2006-26CB-A9	6.50%		09/25/2036	116,817
5,751,541	Series 2006-42-1A8	6.00%		01/25/2047	3,076,162
926,776	Series 2007-12T1-A1	6.00%		06/25/2037	407,521
5,868,284	Series 2007-12T1-A3	6.00%		06/25/2037	2,580,396
988,039	Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.30%		08/25/2037	303,896
286,111	Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)	22.53	%(j)	08/25/2037	390,773
52,233	Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)	12.21	%(j)	08/25/2037	45,618
230,455	Series 2007-18CB-2A17	6.00%		08/25/2037	134,170
1,263,132	Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.35%		09/25/2037	431,106
1,240,812	Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.65	%(h)(j)	09/25/2037	201,154
5,425,537	Series 2007-8CB-A1	5.50%		05/25/2037	2,632,271
3,916,175	Series 2007-OA8-2A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.21%		06/25/2047	3,270,570
	Countrywide Home Loan Mortgage Pass Through Trust
136,253	Series 2005-28-A7	5.25%		11/01/2035	69,183
403,293	Series 2007-10-A5	6.00%		07/25/2037	177,525

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
141,166	Series 2007-15-1A16	6.25%		09/25/2037	82,961
422,509	Series 2007-3-A17	6.00%		04/25/2037	189,817
	Credit Suisse First Boston Mortgage Securities Corp.
45,410	Series 2005-10-5A5	5.50%		11/25/2035	31,756
	Credit Suisse Management LLC
467,580	Series 2005-8-1A3	5.25%		09/25/2035	361,374
	Credit Suisse Mortgage Capital Certificates
2,364,895	Series 2006-4-6A1	6.00%		05/25/2036	824,447
19,564	Series 2006-4-7A1	5.50%		05/25/2056	11,445
62,272	Series 2007-1-3A1	6.00%		02/25/2026	7,201
7,681	Series 2007-2-2A1	5.00%		03/25/2037	5,815
3,011,330	Series 2009-3R-19A2	6.00	%(a)	01/27/2038	1,284,291
475,046	Series 2010-4R-3A17	6.00	%(a)(c)	06/26/2037	436,450
25,984,708	Series 2020-RPL1-PT1	3.29	%(a)(c)	10/25/2069	21,408,008
9,035,400	Series 2020-RPL4-M1	2.50	%(a)	01/25/2060	7,201,879
	Credit-Based Asset Servicing and Securitization LLC
5,274,187	Series 2007-RP1-A (1 mo. Term SOFR + 0.42%, 0.31% Floor)	4.38	%(a)	05/25/2046	4,735,252
	Deutsche ALT-A Securities, Inc.
3,569,884	Series 2005-6-2A1	5.50%		12/25/2035	3,055,160
2,897,051	Series 2005-AR2-2A1	4.84	%(c)	10/25/2035	1,970,535
	Deutsche Mortgage Securities, Inc.
315,727	Series 2006-PR1-3A1	6.71	%(a)(j)	04/15/2036	292,229
12,887	Series 2006-PR1-4AI2	7.23	%(a)(j)	04/15/2036	12,590
507,717	Series 2006-PR1-5AI4	6.71	%(a)(j)	04/15/2036	486,837
	Ellington Financial Mortgage Trust
15,681,000	Series 2025-INV4-M1	6.00	%(a)(c)	10/25/2070	15,784,688
	First Franklin Mortgage Loan Asset Backed Certificates
15,984,000	Series 2006-FF15-A6 (1 mo. Term SOFR + 0.42%, 0.31% Floor)	4.16%		11/25/2036	14,015,315
9,642,528	Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.13%		03/25/2037	5,078,216
	First Horizon Alternative Mortgage Securities
189,780	Series 2006-FA2-1A5	6.00%		05/25/2036	69,351
31,742	Series 2006-RE1-A1	5.50	%(c)	05/25/2035	19,690
	Freedom Mortgage Parent LLC
16,440,000	Series 2021-GT2-A	3.85	%(a)(c)	10/25/2026	15,947,561
	GCAT
6,944,000	Series 2021-NQM6-M1	3.41	%(a)(c)	08/25/2066	5,504,051
	GMAC Mortgage Corp. Loan Trust
974,142	Series 2006-J1-A6	5.75%		04/25/2036	847,868
	GS Mortgage-Backed Securities Trust
7,546,000	Series 2020-NQM1-M1	3.29	%(a)(c)	09/27/2060	7,256,200
5,804,372	Series 2025-NQM2-A1	5.65	%(a)(i)	06/25/2065	5,868,325
2,487,588	Series 2025-NQM2-A3	5.90	%(a)(i)	06/25/2065	2,510,588
	GSAA Trust
2,259	Series 2005-7-AF5	5.11	%(i)	05/25/2035	2,241
929,629	Series 2007-10-A2A	6.50%		11/25/2037	333,276
	GSR Mortgage Loan Trust
1,022,861	Series 2006-3F-4A1	6.00%		03/25/2036	877,953
22,702,102	Series 2006-OA1-1A1 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.29%		08/25/2046	4,672,088
21,203	Series 2007-1F-2A2	5.50%		01/25/2037	116,696
	Home Partners of America Trust
2,407,197	Series 2021-1-D	2.48	%(a)	09/17/2041	2,187,143
1,106,495	Series 2021-1-E	2.58	%(a)	09/17/2041	1,004,105
1,245,215	Series 2021-1-F	3.33	%(a)	09/17/2041	1,128,963
	HOMES Trust
7,912,684	Series 2025-AFC4-A3	5.40	%(a)(i)	11/25/2060	7,930,934
2,500,000	Series 2025-AFC4-M1	5.78	%(a)(c)	11/25/2060	2,507,250
	HSI Asset Securitization Corp.
20,963,488	Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.13%		10/25/2036	5,606,136

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
8,468,285	Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.21%		04/25/2037	5,575,523
	Impac Secured Assets CMN Owner Trust
19,037,504	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.39%		02/25/2037	17,572,667
	Imperial Fund Mortgage Trust
2,728,000	Series 2021-NQM4-M1	3.45	%(a)(c)	01/25/2057	2,184,123
	Indymac IMSC Mortgage Loan Trust
1,224,300	Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.21%		07/25/2047	835,180
1,217,488	Series 2007-HOA1-A24 (1 mo. Term SOFR + 0.73%, 0.62% Floor)	4.47%		07/25/2047	838,544
	Invitation Homes Trust
13,127,000	Series 2024-SFR1-D	4.25	%(a)	09/17/2041	12,738,464
	JP Morgan Alternative Loan Trust
1,629,548	Series 2005-A2-1M1 (1 mo. Term SOFR + 0.80%, 0.69% Floor, 11.50% Cap)	4.54%		01/25/2036	1,607,370
1,488,210	Series 2006-S3-A4	6.81	%(i)	08/25/2036	1,468,533
16,586	Series 2006-S3-A6	6.62	%(i)	08/25/2036	16,602
15,906	Series 2006-S4-A6	6.21	%(i)	12/25/2036	18,225
	JP Morgan Mortgage Acquisition Corp.
12,553,943	Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.35%		07/25/2036	5,879,368
14,311,871	Series 2006-WMC3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.15%		08/25/2036	10,910,579
11,984,350	Series 2006-WMC4-A5 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.27%		12/25/2036	6,318,488
	JP Morgan Mortgage Trust
155,216	Series 2007-S3-1A7	6.00%		08/25/2037	64,127
	Legacy Mortgage Asset Trust
19,155,056	Series 2019-RPL3-PT1	0.00	%(a)	06/25/2058	17,158,787
7,768,203	Series 2021-GS3-A2	7.25	%(a)(i)	07/25/2061	7,771,282
	Lehman Mortgage Trust
368,488	Series 2006-3-1A5	6.00%		07/25/2036	178,340
23,923	Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)	12.99	%(j)	01/25/2037	23,318
85,293	Series 2007-2-1A1	5.75%		02/25/2037	55,490
	Lehman XS Trust
2,711,255	Series 2005-9N-1A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	4.12%		02/25/2036	2,586,561
2,162,084	Series 2007-1-1A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.17%		02/25/2037	2,113,743
8,291,303	Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	4.10%		08/25/2047	7,121,927
7,581,914	Series 2007-3-2A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.14%		03/25/2037	7,185,312
	Long Beach Mortgage Loan Trust
32,714,821	Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.23%		03/25/2046	10,885,925
12,593,517	Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.21%		05/25/2046	3,760,272
14,745,607	Series 2006-6-2A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.15%		07/25/2036	5,844,301
	MASTR Alternative Loans Trust
73,761	Series 2005-2-3A1	6.00%		03/25/2035	57,671
4,429,051	Series 2006-1-A5	6.00%		02/25/2036	1,821,736
32,220	Series 2007-1-2A7	6.00%		10/25/2036	8,854
	Mastr Asset Backed Securities Trust
9,931,316	Series 2005-NC2-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.35%		11/25/2035	5,667,859
	MASTR Asset Securitization Trust
686,202	Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor)	6.00%		06/25/2036	377,644
	Merrill Lynch Alternative Note Asset
1,615,553	Series 2007-F1-2A8	6.00%		03/25/2037	506,047
	Merrill Lynch Mortgage Investors, Inc.
4,630,975	Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.35%		03/25/2037	3,663,709

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Morgan Stanley ABS Capital I, Inc.
6,980,163	Series 2006-HE5-A2C (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.13%		08/25/2036	3,521,496
	Morgan Stanley Mortgage Loan Trust
19,538	Series 2004-1-1A1	5.00%		11/25/2033	13,980
356,011	Series 2005-7-7A4	5.50%		11/25/2035	312,143
1,246,313	Series 2006-7-3A	5.06	%(c)	06/25/2036	634,899
23,507,581	Series 2007-2AX-2A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.17%		12/25/2036	8,042,891
7,379,574	Series 2007-7AX-2A1 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.09%		04/25/2037	1,963,277
	MortgageIT Trust
12,710,893	Series 2007-1-2A11 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.29%		06/25/2047	11,074,848
	New Century Home Equity Loan Trust
6,000,000	Series 2005-B-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor)	4.58%		10/25/2035	5,377,320
	Nomura Asset Acceptance Corp.
156,724	Series 2006-AP1-A2	5.52	%(c)	01/25/2036	44,096
	Nomura Home Equity Loan, Inc.
484,230	Series 2006-AF1-A2	6.30	%(i)	10/25/2036	82,972
790,066	Series 2007-1-1A1	6.56	%(i)	02/25/2037	200,061
	Option One Mortgage Loan Trust
24,107	Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor)	4.82%		11/25/2034	26,272
14,539,840	Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.04%		07/25/2037	13,195,355
	PR Mortgage Loan Trust
3,962,330	Series 2014-1-APT	5.85	%(a)(c)	10/25/2049	3,764,589
	Pretium Mortgage Credit Partners LLC
15,617,147	Series 2024-NPL6-A1	5.93	%(a)(i)	10/25/2054	15,637,700
2,873,535	Series 2025-NPL7-A1	5.66	%(a)(i)	07/25/2055	2,883,144
	Progress Residential Trust
3,404,000	Series 2021-SFR6-E2	2.53	%(a)	07/17/2038	3,359,861
4,666,000	Series 2021-SFR6-F	3.42	%(a)	07/17/2038	4,621,298
5,100,000	Series 2021-SFR8-F	3.18	%(a)	10/17/2038	5,023,990
2,400,000	Series 2025-SFR5-D	4.00	%(a)	10/17/2042	2,279,563
	PRPM LLC
3,700,076	Series 2025-4-A1	6.18	%(a)(i)	06/25/2030	3,709,869
	RALI Trust
92,591	Series 2005-QS14-3A3	6.00%		09/25/2035	81,890
121,820	Series 2006-QS10-A4	5.75%		08/25/2036	105,264
1,329,298	Series 2006-QS10-A9	6.50%		08/25/2036	1,192,536
1,410,177	Series 2006-QS4-A10	6.00%		04/25/2036	1,156,259
281,015	Series 2006-QS6-1A15	6.00%		06/25/2036	231,531
1,509	Series 2006-QS6-2A1	6.00%		12/25/2026	—
18,829,637	Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.31%		06/25/2037	8,290,876
500,337	Series 2007-QS3-A4	6.25%		02/25/2037	418,326
1,722,150	Series 2007-QS9-A33	6.50%		07/25/2037	1,426,904
	RAMP Trust
11,500,000	Series 2006-NC1-M2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap)	4.45%		01/25/2036	10,189,038
	RBSGC Mortgage Pass Through Certificates
6,022,884	Series 2005-A-3A	6.00%		04/25/2035	2,071,705
	Residential Asset Securitization Trust
152,373	Series 2005-A10-A3	5.50%		09/25/2035	64,029
219,196	Series 2005-A11-2A4	6.00%		10/25/2035	89,314
1,613,703	Series 2006-A6-1A1	6.50%		07/25/2036	397,907
109,842	Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	13.02	%(j)	01/25/2046	97,302
	RESIDENTIAL MORTGAGE LOAN TRUST
5,154,000	Series 2020-1-M1	3.24	%(a)(c)	01/26/2060	5,045,232
	RFMSI Trust
32,263	Series 2006-S10-1A2	6.00%		10/25/2036	26,346
347,480	Series 2007-S2-A4	6.00%		02/25/2037	268,006
262,893	Series 2007-S3-1A4	6.00%		03/25/2037	191,362

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Saxon Asset Securities Trust
7,695,758	Series 2005-2-M4 (1 mo. Term SOFR + 1.06%, 0.95% Floor, 11.50% Cap)	4.79%		10/25/2035	5,603,207
	Securitized Asset Backed Receivables LLC
13,285,373	Series 2007-BR3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 100.00% Cap)	4.17	%(a)	04/25/2037	9,213,326
16,725,667	Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	3.99%		04/25/2037	11,419,235
11,864,296	Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.29%		04/25/2037	8,099,701
2,134,188	Series 2007-BR3-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.41%		04/25/2037	1,456,965
18,838,404	Series 2007-HE1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.17%		12/25/2036	3,952,994
	Securitized Mortgage Asset Loan Trust
20,342,175	Series 2015-1-PC	2.71	%(a)(c)	02/25/2054	17,618,000
	Sequoia Mortgage Trust
2,800,932	Series 2007-3-2AA1	4.35	%(c)	07/20/2037	2,198,460
	Soundview Home Equity Loan Trust
5,846,963	Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor)	4.85%		09/25/2037	4,367,547
	Starwood Mortgage Residential Trust
5,910,000	Series 2020-1-B1	3.73	%(a)(c)	02/25/2050	5,175,342
	Structured Asset Investment Loan Trust
9,659,686	Series 2006-BNC3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.03%		09/25/2036	5,991,990
	Structured Asset Securities Corp.
585,233	Series 2005-RF1-A (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.20	%(a)	03/25/2035	527,128
585,233	Series 2005-RF1-AIO	0.30	%(a)(c)(h)	03/25/2035	4,840
	Tricon Residential Trust
7,229,505	Series 2025-SFR2-A	5.20	%(a)	08/17/2044	7,302,850
	Velocity Commercial Capital Loan Trust
920,215	Series 2018-1-M1	3.91	%(a)	04/25/2048	898,242
503,741	Series 2018-1-M2	4.26	%(a)	04/25/2048	484,838
310,595	Series 2018-1-M3	4.41	%(a)	04/25/2048	294,625
1,139,844	Series 2019-1-M1	3.94	%(a)(c)	03/25/2049	1,079,996
599,769	Series 2019-1-M2	4.01	%(a)(c)	03/25/2049	562,488
523,752	Series 2019-1-M3	4.12	%(a)(c)	03/25/2049	485,237
	WaMu Mortgage Pass Through Certificates
3,664,014	Series 2006-AR13-1A (12 Month US Treasury Average + 0.88%, 0.88% Floor)	4.91%		10/25/2046	3,260,880
1,191,718	Series 2006-AR19-2A (12 Month US Treasury Average + 1.25%, 1.25% Floor)	5.28%		01/25/2047	1,077,108
3,656,048	Series 2007-HY7-2A1	3.90	%(c)	07/25/2037	3,285,812
	Washington Mutual Alternative Mortgage Pass-Through Certificates
63,005	Series 2005-1-2A	6.00%		03/25/2035	55,484
319,289	Series 2006-1-3A1	5.75%		02/25/2036	303,943
892,097	Series 2006-2-4CB	6.00%		03/25/2036	884,270
6,638,890	Series 2006-8-A5	4.10	%(i)	10/25/2036	2,168,911
2,950,382	Series 2006-8-A6	4.10	%(i)	10/25/2036	964,766
5,977,716	Series 2007-2-1A2	6.00%		04/25/2037	4,977,526
4,192,407	Series 2007-2-1A3	6.00%		04/25/2037	3,490,934
509,373	Series 2007-3-A6	6.00%		04/25/2037	454,704
43,351	Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)	16.40	%(j)	06/25/2037	55,132
5,578,533	Series 2007-5-A3	7.00%		06/25/2037	4,641,468
	Wells Fargo Alternative Loan Trust
266,311	Series 2007-PA5-1A1	6.25%		11/25/2037	229,746
	Wells Fargo Mortgage Backed Securities Trust
4,844	Series 2005-AR14-A6	6.46	%(c)	08/25/2035	4,773
361,065	Series 2006-7-2A1	6.00%		06/25/2036	328,405
13,515	Series 2007-7-A1	6.00%		06/25/2037	12,661
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $822,894,981)				687,281,532

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US CORPORATE BONDS - 15.0%
1,015,000	1261229 BC Ltd.	10.00	%(a)	04/15/2032	1,056,379
5,660,000	200 Park Funding Trust	5.74	%(a)	02/15/2055	5,641,577
780,000	AAR Escrow Issuer LLC	6.75	%(a)	03/15/2029	807,577
5,002,000	AbbVie, Inc.	4.70%		05/14/2045	4,526,241
2,768,000	AbbVie, Inc.	5.50%		03/15/2064	2,690,790
1,015,000	Academy Ltd.	6.00	%(a)	11/15/2027	1,019,347
405,000	Acrisure LLC / Acrisure Finance, Inc.	6.00	%(a)	08/01/2029	401,814
965,000	Acrisure LLC / Acrisure Finance, Inc.	6.75	%(a)	07/01/2032	998,329
1,245,000	Acushnet Co.	5.63	%(a)	12/01/2033	1,262,101
335,000	Advance Auto Parts, Inc.	7.38	%(a)	08/01/2033	336,568
1,240,000	Advanced Drainage Systems, Inc.	6.38	%(a)	06/15/2030	1,272,632
2,768,000	AEP Texas, Inc.	5.45%		05/15/2029	2,866,635
770,000	Aethon United BR LP / Aethon United Finance Corp.	7.50	%(a)	10/01/2029	807,103
4,557,000	Aircastle Ltd. / Aircastle Ireland DAC	5.25	%(a)	03/15/2030	4,658,201
2,465,000	Alliant Energy Corp. (5 yr. CMT Rate + 2.08%)	5.75%		04/01/2056	2,464,071
1,145,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.75	%(a)	10/15/2027	1,157,056
735,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.50	%(a)	10/01/2031	758,473
1,660,000	Allied Universal Holdco LLC	7.88	%(a)	02/15/2031	1,750,426
615,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.00	%(a)	06/01/2029	609,141
355,000	AMC Entertainment Holdings, Inc.	7.50	%(a)	02/15/2029	310,888
470,000	Amentum Holdings, Inc.	7.25	%(a)	08/01/2032	495,699
660,000	American Airlines, Inc.	8.50	%(a)	05/15/2029	690,701
600,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	578,377
510,000	American Axle & Manufacturing, Inc.	6.38	%(a)	10/15/2032	519,653
460,000	American Axle & Manufacturing, Inc.	7.75	%(a)	10/15/2033	468,804
10,126,000	American Express Co. (SOFR + 1.44%)	5.02%		04/25/2031	10,437,744
6,796,000	American Homes 4 Rent LP	5.50%		02/01/2034	7,037,277
2,322,000	American Tower Corp.	5.55%		07/15/2033	2,432,799
1,705,000	American Tower Corp.	3.70%		10/15/2049	1,268,901
6,736,000	Amgen, Inc.	5.75%		03/02/2063	6,577,686
3,508,000	Amphenol Corp.	5.30%		11/15/2055	3,353,686
2,092,000	Amrize Finance US LLC	4.95%		04/07/2030	2,140,018
1,757,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.75	%(a)	07/01/2034	1,771,137
580,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00	%(a)	04/15/2030	579,895
510,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.25	%(a)	04/15/2030	478,449
1,135,000	APH / APH2 / APH3	7.88	%(a)	11/01/2029	1,147,195
2,357,000	AppLovin Corp.	5.38%		12/01/2031	2,447,461
1,235,000	Archrock Partners LP / Archrock Partners Finance Corp.	6.63	%(a)	09/01/2032	1,274,551
9,815,000	Arizona Public Service Co.	5.90%		08/15/2055	9,992,041
4,678,000	Arrow Electronics, Inc.	5.15%		08/21/2029	4,791,428
375,000	Arsenal AIC Parent LLC	8.00	%(a)	10/01/2030	398,404
140,000	Artera Services LLC	8.50	%(a)	02/15/2031	116,353
2,786,000	Arthur J Gallagher & Co.	4.85%		12/15/2029	2,852,677
685,000	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.63	%(a)	04/01/2030	657,342
340,000	Asurion LLC and Asurion Co.-Issuer, Inc.	8.00	%(a)	12/31/2032	352,963
13,650,000	AT&T, Inc.	3.50%		09/15/2053	9,141,821
1,210,000	AthenaHealth Group, Inc.	6.50	%(a)	02/15/2030	1,207,387
3,857,000	Athene Global Funding	5.35	%(a)	07/09/2027	3,923,063
2,453,000	Athene Global Funding	4.72	%(a)	10/08/2029	2,457,142
2,695,000	Athene Global Funding	5.03	%(a)	07/17/2030	2,716,774
3,857,000	Atlassian Corp.	5.25%		05/15/2029	3,969,520
4,525,000	AutoZone, Inc.	5.13%		06/15/2030	4,668,890
3,500,000	Aviation Capital Group LLC	5.38	%(a)	07/15/2029	3,587,934
695,000	Azorra Finance Ltd.	7.75	%(a)	04/15/2030	736,550
910,000	Azorra Finance Ltd.	7.25	%(a)	01/15/2031	957,126

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,459,000	Bank of America Corp. (5 yr. CMT Rate + 2.68%)	6.63	%(g)	05/01/2030	2,564,113
3,899,000	Bank of America Corp. (SOFR + 1.21%)	2.57%		10/20/2032	3,517,514
3,750,000	Bank of America Corp. (SOFR + 1.65%)	5.47%		01/23/2035	3,907,718
4,107,000	Bank of America Corp. (SOFR + 1.70%)	5.74%		02/12/2036	4,281,168
4,196,000	Bank of New York Mellon Corp. (SOFR + 1.23%)	5.06%		07/22/2032	4,350,841
1,500,000	Bausch + Lomb Corp.	8.38	%(a)	10/01/2028	1,567,500
230,000	Bausch Health Americas, Inc.	8.50	%(a)	01/31/2027	227,910
665,000	Bausch Health Cos., Inc.	4.88	%(a)	06/01/2028	595,674
465,000	Bausch Health Cos., Inc.	5.25	%(a)	01/30/2030	327,637
93,000	Bausch Health Cos., Inc.	14.00	%(a)	10/15/2030	94,501
330,000	Beach Acquisition Bidco LLC (10.00% Cash or 10.75% PIK)	10.00	%(a)	07/15/2033	364,529
4,559,000	Biogen, Inc.	5.05%		01/15/2031	4,706,213
4,441,000	Black Hills Corp.	6.00%		01/15/2035	4,741,765
5,168,000	Block Financial LLC	5.38%		09/15/2032	5,203,049
11,942,000	Broadcom, Inc.	3.50%		02/15/2041	9,724,281
1,987,000	Brown & Brown, Inc.	6.25%		06/23/2055	2,068,801
1,730,000	Buckeye Partners LP	6.88	%(a)	07/01/2029	1,806,089
1,595,000	Builders FirstSource, Inc.	6.38	%(a)	03/01/2034	1,651,115
615,000	Builders FirstSource, Inc.	6.75	%(a)	05/15/2035	643,760
5,764,000	Bunge Ltd. Finance Corp.	4.65%		09/17/2034	5,658,014
3,357,000	Burlington Northern Santa Fe LLC	5.20%		04/15/2054	3,163,474
405,000	CACI International, Inc.	6.38	%(a)	06/15/2033	419,551
1,010,000	Caesars Entertainment, Inc.	6.00	%(a)	10/15/2032	982,941
2,376,000	Campbell’s Co.	5.40%		03/21/2034	2,420,785
4,702,000	Cardinal Health, Inc.	4.60%		03/15/2043	4,140,374
662,000	Cardinal Health, Inc.	4.50%		11/15/2044	570,406
1,966,000	Carlisle Cos., Inc.	5.55%		09/15/2040	1,993,909
1,646,000	Carnival Corp.	5.13	%(a)	05/01/2029	1,665,076
575,000	Carnival Corp.	5.75	%(a)	08/01/2032	590,830
1,625,000	Carnival Corp.	6.13	%(a)	02/15/2033	1,678,812
204,000	Castle US Holding Corp.	10.00	%(a)	06/30/2031	33,660
1,190,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13	%(a)	05/01/2027	1,189,054
1,860,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75	%(a)	03/01/2030	1,777,543
1,290,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75	%(a)	02/01/2032	1,179,940
685,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.25	%(a)	01/15/2034	583,089
475,000	Celanese US Holdings LLC	6.50%		04/15/2030	477,767
485,000	Celanese US Holdings LLC	6.75%		04/15/2033	482,894
2,542,000	Cheniere Energy Partners LP	4.00%		03/01/2031	2,476,082
4,761,000	Cheniere Energy, Inc.	4.63%		10/15/2028	4,754,599
2,476,000	Cheniere Energy, Inc.	5.65%		04/15/2034	2,569,706
455,000	Chord Energy Corp.	6.00	%(a)	10/01/2030	462,311
700,000	Chord Energy Corp.	6.75	%(a)	03/15/2033	724,344
830,000	CHS/Community Health Systems, Inc.	6.00	%(a)	01/15/2029	832,996
455,000	CHS/Community Health Systems, Inc.	6.88	%(a)	04/15/2029	405,382
525,000	CHS/Community Health Systems, Inc.	4.75	%(a)	02/15/2031	468,069
980,000	Cipher Compute LLC	7.13	%(a)	11/15/2030	999,338
1,947,000	Citigroup, Inc. (SOFR + 1.28%)	3.07%		02/24/2028	1,925,340
2,452,000	Citigroup, Inc. (5 yr. CMT Rate + 2.89%)	6.88	%(g)	08/15/2030	2,549,467
4,065,000	Citigroup, Inc. (SOFR + 1.46%)	4.95%		05/07/2031	4,153,484
2,868,000	Citigroup, Inc. (SOFR + 1.17%)	4.50%		09/11/2031	2,877,660
2,322,000	Citigroup, Inc. (SOFR + 2.66%)	6.17%		05/25/2034	2,467,536
1,245,000	Clarios Global LP / Clarios US Finance Co.	6.75	%(a)	05/15/2028	1,277,333

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,685,000	Clarios Global LP / Clarios US Finance Co.	6.75	%(a)	02/15/2030	1,763,454
1,330,000	Clarios Global LP / Clarios US Finance Co.	6.75	%(a)	09/15/2032	1,379,991
565,000	Clarivate Science Holdings Corp.	4.88	%(a)	07/01/2029	534,725
495,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(a)	06/01/2029	491,959
810,000	Clear Channel Outdoor Holdings, Inc.	7.13	%(a)	02/15/2031	851,058
825,000	Cleveland-Cliffs, Inc.	6.88	%(a)	11/01/2029	855,019
780,000	Cloud Software Group, Inc.	6.50	%(a)	03/31/2029	790,723
680,000	Cloud Software Group, Inc.	9.00	%(a)	09/30/2029	708,696
415,000	Cloud Software Group, Inc.	6.63	%(a)	08/15/2033	411,546
665,000	Clydesdale Acquisition Holdings, Inc.	6.75	%(a)	04/15/2032	684,248
2,368,000	CMS Energy Corp. (5 yr. CMT Rate + 1.96%)	6.50%		06/01/2055	2,436,293
1,185,000	CNX Midstream Partners LP	4.75	%(a)	04/15/2030	1,154,418
800,000	CNX Resources Corp.	6.00	%(a)	01/15/2029	806,412
2,855,000	Colonial Enterprises, Inc.	5.63	%(a)	11/15/2035	2,885,353
4,626,000	Commonwealth Edison Co.	5.95%		06/01/2055	4,814,295
256,000	CommScope LLC	4.75	%(a)	09/01/2029	255,840
170,000	CommScope LLC	9.50	%(a)	12/15/2031	171,853
400,000	CommScope Technologies LLC	5.00	%(a)	03/15/2027	399,375
2,780,000	Consumers Energy Co.	4.50%		01/15/2031	2,814,009
690,000	CoreWeave, Inc.	9.25	%(a)	06/01/2030	642,257
415,000	Cornerstone Building Brands, Inc.	9.50	%(a)	08/15/2029	307,440
640,000	Cougar JV Subsidiary LLC	8.00	%(a)	05/15/2032	686,599
1,300,000	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.50	%(a)	06/15/2031	1,286,972
5,650,000	CRH SMW Finance DAC	5.13%		01/09/2030	5,827,203
11,867,000	CSX Corp.	3.80%		11/01/2046	9,317,887
410,000	Dana, Inc.	5.38%		11/15/2027	409,581
965,000	Dana, Inc.	5.63%		06/15/2028	964,095
795,000	DCLI Bidco LLC	7.75	%(a)	11/15/2029	817,826
1,202,000	Dealer Tire LLC / DT Issuer LLC	8.00	%(a)	02/01/2028	1,208,463
2,179,000	Dell, Inc.	6.50%		04/15/2038	2,345,902
1,205,000	Directv Financing LLC	8.88	%(a)	02/01/2030	1,220,718
453,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	5.88	%(a)	08/15/2027	455,913
1,245,000	DISH DBS Corp.	5.75	%(a)	12/01/2028	1,223,060
830,000	DISH DBS Corp.	5.13%		06/01/2029	737,363
480,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)	10/15/2029	416,152
2,518,000	DT Midstream, Inc.	4.13	%(a)	06/15/2029	2,485,991
7,207,000	DTE Energy Co.	5.85%		06/01/2034	7,689,508
6,104,000	Duke Energy Corp.	3.95%		08/15/2047	4,708,625
1,625,000	Duke Energy Corp.	5.00%		08/15/2052	1,435,973
3,446,000	Duke Energy Corp.	5.80%		06/15/2054	3,423,945
4,981,000	Eastern Energy Gas Holdings LLC	5.65%		10/15/2054	4,822,535
1,090,000	EchoStar Corp.	10.75%		11/30/2029	1,206,173
1,340,000	Elevance Health, Inc.	4.55%		05/15/2052	1,116,072
1,245,000	Ellucian Holdings, Inc.	6.50	%(a)	12/01/2029	1,272,578
221,000	Embarq LLC	8.00%		06/01/2036	91,706
1,310,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.63	%(a)	12/15/2030	1,366,018
755,000	Energizer Holdings, Inc.	6.00	%(a)	09/15/2033	725,143
2,393,000	Entergy Arkansas LLC	5.75%		06/01/2054	2,423,969
4,595,000	Entergy Corp. (5 yr. CMT Rate + 2.67%)	7.13%		12/01/2054	4,827,798
4,732,000	Enterprise Products Operating LLC	5.55%		02/16/2055	4,589,317
2,475,000	Equinix Europe 2 Financing Corp. LLC	4.60%		11/15/2030	2,483,035
2,660,000	Essential Properties LP	5.40%		12/01/2035	2,666,211
4,847,000	Evergy Kansas Central, Inc.	5.70%		03/15/2053	4,820,580
1,411,000	Expand Energy Corp.	6.75	%(a)	04/15/2029	1,419,394
2,425,000	Expand Energy Corp.	4.75%		02/01/2032	2,392,902
4,852,000	Expedia Group, Inc.	3.80%		02/15/2028	4,829,658
4,692,000	Extra Space Storage LP	5.40%		02/01/2034	4,826,599
490,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75	%(a)	01/15/2030	466,235
5,949,000	First Industrial LP	5.25%		01/15/2031	6,074,943

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,464,000	Fiserv, Inc.	5.45%		03/15/2034	4,527,826
650,000	Flash Compute LLC	7.25	%(a)	12/31/2030	644,808
2,472,000	Flex Ltd.	5.38%		11/13/2035	2,467,122
2,021,000	Florida Gas Transmission Co. LLC	5.75	%(a)	07/15/2035	2,102,763
4,785,000	Flowers Foods, Inc.	5.75%		03/15/2035	4,807,956
460,000	Freedom Mortgage Holdings LLC	8.38	%(a)	04/01/2032	484,582
580,000	FTAI Aviation Investors LLC	5.88	%(a)	04/15/2033	589,931
480,000	Full House Resorts, Inc.	8.25	%(a)	02/15/2028	418,800
825,000	Gates Corp./DE	6.88	%(a)	07/01/2029	857,777
2,786,000	GATX Corp.	5.50%		06/15/2035	2,857,455
2,061,000	GATX Corp.	5.20%		03/15/2044	1,950,709
4,760,000	GE HealthCare Technologies, Inc.	4.80%		01/15/2031	4,849,508
1,190,000	Genesee & Wyoming, Inc.	6.25	%(a)	04/15/2032	1,228,679
835,000	Genting New York LLC / GENNY Capital, Inc.	7.25	%(a)	10/01/2029	856,872
320,000	Getty Images, Inc.	10.50	%(a)	11/15/2030	322,887
2,506,000	Gilead Sciences, Inc.	5.55%		10/15/2053	2,496,305
4,785,000	Global Payments, Inc.	4.95%		08/15/2027	4,839,603
2,412,000	Global Payments, Inc.	5.55%		11/15/2035	2,398,310
735,000	Goat Holdco LLC	6.75	%(a)	02/01/2032	755,477
2,258,000	Goldman Sachs Group, Inc. (5 yr. CMT Rate + 2.46%)	6.85	%(g)	02/10/2030	2,357,215
4,967,000	Goldman Sachs Group, Inc. (SOFR + 1.06%)	4.37%		10/21/2031	4,956,225
4,535,000	Goldman Sachs Group, Inc. (SOFR + 1.55%)	5.33%		07/23/2035	4,661,115
585,000	Goodyear Tire & Rubber Co.	5.25%		07/15/2031	555,407
350,000	GrafTech Finance, Inc.	4.63	%(a)	12/23/2029	261,625
1,870,000	Graham Holdings Co.	5.63	%(a)	12/01/2033	1,892,661
565,000	Gray Media, Inc.	9.63	%(a)	07/15/2032	586,766
570,000	Gray Media, Inc.	7.25	%(a)	08/15/2033	582,784
2,005,000	Griffon Corp.	5.75%		03/01/2028	2,009,988
695,000	Group 1 Automotive, Inc.	4.00	%(a)	08/15/2028	681,702
820,000	Group 1 Automotive, Inc.	6.38	%(a)	01/15/2030	845,312
4,074,000	Guardian Life Global Funding	4.80	%(a)	04/28/2030	4,165,069
1,225,000	Gulfport Energy Operating Corp.	6.75	%(a)	09/01/2029	1,266,566
2,889,000	Gulfstream Natural Gas System LLC	5.60	%(a)	07/23/2035	2,968,167
1,205,000	Harvest Midstream I LP	7.50	%(a)	05/15/2032	1,256,995
625,000	Herc Holdings, Inc.	7.00	%(a)	06/15/2030	658,140
415,000	Herc Holdings, Inc.	5.75	%(a)	03/15/2031	421,409
415,000	Herc Holdings, Inc.	6.00	%(a)	03/15/2034	420,788
9,659,000	Hewlett Packard Enterprise Co.	5.00%		10/15/2034	9,577,504
975,000	Hightower Holding LLC	6.75	%(a)	04/15/2029	972,180
485,000	Hilcorp Energy I LP / Hilcorp Finance Co.	7.25	%(a)	02/15/2035	461,224
2,783,000	Hubbell, Inc.	4.80%		11/15/2035	2,766,086
9,242,000	Hyundai Capital America	5.30	%(a)	01/08/2029	9,486,818
590,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%		05/15/2027	582,333
255,000	iHeartCommunications, Inc.	9.13	%(a)	05/01/2029	245,800
4,008,000	Illumina, Inc.	4.75%		12/12/2030	4,047,468
254,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00	%(a)	07/01/2028	255,665
1,435,000	Installed Building Products, Inc.	5.75	%(a)	02/01/2028	1,441,284
4,053,000	Intuit, Inc.	5.50%		09/15/2053	4,007,624
600,000	Inversion Escrow Issuer LLC	6.75	%(a)	08/01/2032	599,713
690,000	ION Platform Finance US, Inc.	7.88	%(a)	09/30/2032	655,574
1,650,000	ION Platform Finance US, Inc. / ION Platform Finance SARL	5.00	%(a)	05/01/2028	1,538,866
3,232,000	IQVIA, Inc.	6.25%		02/01/2029	3,408,850
780,000	IQVIA, Inc.	6.25	%(a)	06/01/2032	816,011
1,030,000	Iron Mountain, Inc.	7.00	%(a)	02/15/2029	1,058,687
3,304,000	Jacobs Engineering Group, Inc.	5.90%		03/01/2033	3,488,389
365,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88	%(a)	09/20/2031	368,043
4,089,000	JPMorgan Chase & Co. (SOFR + 1.01%)	5.14%		01/24/2031	4,227,151

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,579,000	JPMorgan Chase & Co. (SOFR + 1.44%)	5.10%		04/22/2031	4,729,665
2,482,000	JPMorgan Chase & Co. (SOFR + 0.93%)	4.26%		10/22/2031	2,475,003
9,071,000	JPMorgan Chase & Co. (SOFR + 1.46%)	5.29%		07/22/2035	9,361,595
3,079,000	JPMorgan Chase & Co. (SOFR + 1.64%)	5.58%		07/23/2036	3,186,245
525,000	K Hovnanian Enterprises, Inc.	8.00	%(a)	04/01/2031	536,220
1,983,000	Kentucky Utilities Co.	5.85%		08/15/2055	2,000,980
2,129,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	2,394,481
1,285,000	Kodiak Gas Services LLC	7.25	%(a)	02/15/2029	1,337,617
345,000	Kodiak Gas Services LLC	6.50	%(a)	10/01/2033	352,498
345,000	Kodiak Gas Services LLC	6.75	%(a)	10/01/2035	354,894
4,980,000	Kroger Co.	5.65%		09/15/2064	4,754,425
8,890,000	Kyndryl Holdings, Inc.	4.10%		10/15/2041	7,077,277
9,952,000	Laboratory Corp. of America Holdings	4.80%		10/01/2034	9,887,103
1,180,000	Lamar Media Corp.	5.38	%(a)	11/01/2033	1,173,743
250,000	LBM Acquisition LLC	6.25	%(a)	01/15/2029	225,231
350,000	LBM Acquisition LLC	9.50	%(a)	06/15/2031	365,292
530,000	Level 3 Financing, Inc.	3.75	%(a)	07/15/2029	484,558
1,155,000	Level 3 Financing, Inc.	6.88	%(a)	06/30/2033	1,182,833
590,000	LFS Topco LLC	8.75	%(a)	07/15/2030	594,324
1,335,000	Life Time, Inc.	6.00	%(a)	11/15/2031	1,368,557
575,000	LifePoint Health, Inc.	10.00	%(a)	06/01/2032	611,417
625,000	Light & Wonder International, Inc.	7.25	%(a)	11/15/2029	642,245
755,000	Light & Wonder International, Inc.	6.25	%(a)	10/01/2033	764,715
805,000	Lindblad Expeditions LLC	7.00	%(a)	09/15/2030	840,142
4,699,000	Lineage OP LP	5.25	%(a)	07/15/2030	4,745,335
4,746,000	Lockheed Martin Corp.	5.00%		08/15/2035	4,835,755
2,786,000	Lowe’s Cos., Inc.	5.63%		04/15/2053	2,704,286
1,235,000	M/I Homes, Inc.	4.95%		02/01/2028	1,237,605
2,425,000	Madison IAQ LLC	5.88	%(a)	06/30/2029	2,412,208
4,851,000	Marriott International, Inc./MD	4.50%		10/15/2031	4,863,676
4,681,000	Marriott International, Inc./MD	5.30%		05/15/2034	4,829,412
4,946,000	Mars, Inc.	5.70	%(a)	05/01/2055	4,930,371
8,890,000	Marvell Technology, Inc.	5.95%		09/15/2033	9,509,835
4,713,000	MasTec, Inc.	5.90%		06/15/2029	4,917,695
1,040,000	Matador Resources Co.	6.50	%(a)	04/15/2032	1,055,408
1,330,000	Match Group Holdings II LLC	5.00	%(a)	12/15/2027	1,333,312
275,000	Mativ Holdings, Inc.	8.00	%(a)	10/01/2029	278,101
1,944,000	Mattel, Inc.	5.00%		11/17/2030	1,958,059
255,000	McAfee Corp.	7.38	%(a)	02/15/2030	222,651
5,373,000	McDonald’s Corp.	4.45%		03/01/2047	4,600,401
685,000	McGraw-Hill Education, Inc.	5.75	%(a)	08/01/2028	688,989
250,000	McGraw-Hill Education, Inc.	7.38	%(a)	09/01/2031	263,956
1,365,000	Medline Borrower LP	5.25	%(a)	10/01/2029	1,373,185
765,000	Medline Borrower LP/Medline Co.-Issuer, Inc.	6.25	%(a)	04/01/2029	791,784
6,002,000	Merck & Co., Inc.	5.70%		09/15/2055	6,069,585
2,503,000	Meta Platforms, Inc.	5.50%		11/15/2045	2,431,975
5,292,000	Meta Platforms, Inc.	4.45%		08/15/2052	4,309,790
4,089,000	MetLife, Inc. (5 yr. CMT Rate + 2.08%)	6.35%		03/15/2055	4,314,427
505,000	Michaels Cos., Inc.	5.25	%(a)	05/01/2028	486,069
1,238,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.	4.88	%(a)	05/01/2029	1,218,610
1,300,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC	6.75	%(a)	04/01/2032	1,333,560
5,157,000	Molex Electronic Technologies LLC	5.25	%(a)	04/30/2032	5,295,671
2,462,000	Morgan Stanley (SOFR + 1.07%)	4.36%		10/22/2031	2,454,445
2,376,000	Morgan Stanley (5 yr. CMT Rate + 2.43%)	5.95%		01/19/2038	2,501,027
4,581,000	Morgan Stanley (5 yr. CMT Rate + 1.80%)	5.94%		02/07/2039	4,816,842

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,872,000	Motorola Solutions, Inc.	5.20%		08/15/2032	3,994,250
590,000	Nabors Industries, Inc.	9.13	%(a)	01/31/2030	619,058
850,000	Nabors Industries, Inc.	7.63	%(a)	11/15/2032	835,985
1,982,000	National Fuel Gas Co.	5.95%		03/15/2035	2,077,234
335,000	Navient Corp.	5.00%		03/15/2027	335,948
350,000	Navient Corp.	7.88%		06/15/2032	366,604
330,000	NCL Corp. Ltd.	5.88	%(a)	01/15/2031	328,938
330,000	NCL Corp. Ltd.	6.25	%(a)	09/15/2033	330,016
825,000	Neptune Bidco US, Inc.	10.38	%(a)	05/15/2031	846,377
2,288,000	NetApp, Inc.	5.50%		03/17/2032	2,381,216
3,482,000	Netflix, Inc.	5.40%		08/15/2054	3,376,670
2,130,000	New York Life Insurance Co.	6.75	%(a)	11/15/2039	2,436,811
715,000	Newell Brands, Inc.	6.38%		05/15/2030	699,178
2,363,000	NextEra Energy Capital Holdings, Inc.	5.90%		03/15/2055	2,390,796
345,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.13	%(a)	02/15/2029	358,313
5,499,000	NGPL PipeCo LLC	3.25	%(a)	07/15/2031	5,067,574
2,394,000	Niagara Mohawk Power Corp.	4.65	%(a)	10/03/2030	2,412,591
4,711,000	NiSource, Inc.	5.35%		04/01/2034	4,868,054
2,339,000	NiSource, Inc. (5 yr. CMT Rate + 2.45%)	6.95%		11/30/2054	2,446,774
4,071,000	NiSource, Inc.	5.85%		04/01/2055	4,061,389
600,000	Nissan Motor Acceptance Co. LLC	5.63	%(a)	09/29/2028	602,066
2,939,000	Northrop Grumman Corp.	4.03%		10/15/2047	2,362,579
4,882,000	Northrop Grumman Corp.	5.20%		06/01/2054	4,574,122
490,000	Novelis Corp.	6.88	%(a)	01/30/2030	509,032
745,000	NRG Energy, Inc.	6.00	%(a)	02/01/2033	761,229
265,000	NRG Energy, Inc.	5.75	%(a)	01/15/2034	267,834
705,000	Olin Corp.	6.63	%(a)	04/01/2033	700,572
710,000	Olympus Water US Holding Corp.	7.25	%(a)	02/15/2033	714,155
2,641,000	Omega Healthcare Investors, Inc.	3.38%		02/01/2031	2,467,359
2,822,000	Omega Healthcare Investors, Inc.	3.25%		04/15/2033	2,513,160
565,000	OneMain Finance Corp.	7.50%		05/15/2031	594,877
845,000	OneMain Finance Corp.	6.50%		03/15/2033	855,246
2,519,000	Oracle Corp.	5.20%		09/26/2035	2,414,310
3,896,000	Oracle Corp.	5.88%		09/26/2045	3,520,529
2,429,000	O’Reilly Automotive, Inc.	5.00%		08/19/2034	2,447,487
1,220,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.38	%(a)	02/15/2031	1,292,071
2,232,000	Owens Corning	5.70%		06/15/2034	2,348,350
1,035,000	Panther Escrow Issuer LLC	7.13	%(a)	06/01/2031	1,073,169
925,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00	%(a)	02/01/2030	952,806
9,068,000	Paychex, Inc.	5.35%		04/15/2032	9,397,167
270,000	PBF Holding Co. LLC / PBF Finance Corp.	6.00%		02/15/2028	267,620
470,000	Penn Entertainment, Inc.	4.13	%(a)	07/01/2029	437,560
690,000	PennyMac Financial Services, Inc.	4.25	%(a)	02/15/2029	677,597
775,000	PennyMac Financial Services, Inc.	7.88	%(a)	12/15/2029	825,129
420,000	PennyMac Financial Services, Inc.	6.88	%(a)	05/15/2032	439,927
4,803,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25	%(a)	02/01/2030	4,947,545
2,996,000	Permian Resources Operating LLC	6.25	%(a)	02/01/2033	3,074,678
560,000	PetSmart LLC / PetSmart Finance Corp.	7.50	%(a)	09/15/2032	570,578
595,000	PetSmart LLC / PetSmart Finance Corp.	10.00	%(a)	09/15/2033	613,497
4,555,000	Philip Morris International, Inc.	5.38%		02/15/2033	4,765,935
4,214,000	Philip Morris International, Inc.	5.25%		02/13/2034	4,357,121
3,624,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%		07/15/2034	3,800,469
1,601,000	PNC Financial Services Group, Inc. (SOFR + 1.42%)	5.37%		07/21/2036	1,647,303
980,000	Post Holdings, Inc.	6.38	%(a)	03/01/2033	990,760
785,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	6.25	%(a)	04/01/2029	791,719
3,036,000	Prudential Financial, Inc.	5.20%		03/14/2035	3,115,511
1,596,000	PSEG Power LLC	5.20	%(a)	05/15/2030	1,633,322
455,000	Qnity Electronics, Inc.	6.25	%(a)	08/15/2033	472,200
2,786,000	Qorvo, Inc.	3.38	%(a)	04/01/2031	2,586,617

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,067,000	Quanta Services, Inc.	5.25%		08/09/2034	4,171,761
4,681,000	Quest Diagnostics, Inc.	5.00%		12/15/2034	4,741,394
1,115,000	Quikrete Holdings, Inc.	6.75	%(a)	03/01/2033	1,165,154
425,000	QXO Building Products, Inc.	6.75	%(a)	04/30/2032	444,218
210,000	Radiate Holdco LLC / Radiate Finance, Inc.	4.50	%(a)	09/15/2026	200,550
362,936	Radiology Partners, Inc. (9.78% Cash or 9.78% PIK)	9.78	%(a)	02/15/2030	349,780
925,000	Radiology Partners, Inc.	8.50	%(a)	07/15/2032	967,446
4,734,000	Rentokil Terminix Funding LLC	5.00	%(a)	04/28/2030	4,818,524
4,626,000	Republic Services, Inc.	5.15%		03/15/2035	4,782,207
960,000	RHP Hotel Properties LP / RHP Finance Corp.	6.50	%(a)	06/15/2033	1,001,824
1,930,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.63	%(a)	02/01/2033	1,974,400
615,000	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.	6.25	%(a)	10/15/2030	628,037
575,000	Rocket Cos., Inc.	6.13	%(a)	08/01/2030	594,696
575,000	Rocket Cos., Inc.	6.38	%(a)	08/01/2033	600,225
4,829,000	Rollins, Inc.	5.25%		02/24/2035	4,929,313
1,447,000	Roper Technologies, Inc.	4.25%		09/15/2028	1,452,452
2,416,000	Royal Caribbean Cruises Ltd.	5.38	%(a)	07/15/2027	2,435,005
2,080,000	Royal Caribbean Cruises Ltd.	5.38%		01/15/2036	2,089,498
2,951,000	Royalty Pharma PLC	5.95%		09/25/2055	2,935,204
2,322,000	Sabra Health Care LP	3.20%		12/01/2031	2,127,996
229,000	Sabre GLBL, Inc.	10.75	%(a)	11/15/2029	194,891
340,000	Sabre GLBL, Inc.	10.75	%(a)	03/15/2030	279,847
490,000	Select Medical Corp.	6.25	%(a)	12/01/2032	479,458
780,000	Service Properties Trust	0.00	%(a)	09/30/2027	705,827
260,000	Service Properties Trust	5.50%		12/15/2027	256,919
550,000	Service Properties Trust	8.88%		06/15/2032	543,017
1,100,000	Sirius XM Radio LLC	5.50	%(a)	07/01/2029	1,109,638
245,000	Six Flags Entertainment Corp.	7.25	%(a)	05/15/2031	235,270
720,000	SM Energy Co.	7.00	%(a)	08/01/2032	708,263
1,170,000	Solstice Advanced Materials, Inc.	5.63	%(a)	09/30/2033	1,181,014
2,465,000	Sonoco Products Co.	4.60%		09/01/2029	2,486,028
3,267,000	Southern Co. (5 yr. CMT Rate + 2.07%)	6.38%		03/15/2055	3,411,600
1,238,000	Southern Natural Gas Co. LLC	5.45	%(a)	08/01/2035	1,267,372
2,712,000	Southern Power Co.	4.90%		10/01/2035	2,684,431
625,000	Standard Building Solutions, Inc.	6.50	%(a)	08/15/2032	643,904
830,000	Standard Building Solutions, Inc.	5.88	%(a)	03/15/2034	832,945
795,000	Staples, Inc.	10.75	%(a)	09/01/2029	791,375
360,000	Star Leasing Co. LLC	7.63	%(a)	02/15/2030	335,219
1,015,000	Starwood Property Trust, Inc.	5.25	%(a)	10/15/2028	1,026,223
850,000	Starwood Property Trust, Inc.	7.25	%(a)	04/01/2029	898,749
405,000	Starwood Property Trust, Inc.	6.00	%(a)	04/15/2030	417,167
170,000	Starz Capital Holdings LLC	5.50	%(a)	04/15/2029	137,528
625,000	Station Casinos LLC	6.63	%(a)	03/15/2032	642,639
685,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.00	%(a)	06/01/2031	659,218
5,593,000	Sun Communities Operating LP	2.70%		07/15/2031	5,085,656
660,000	SunCoke Energy, Inc.	4.88	%(a)	06/30/2029	613,447
635,000	Sunoco LP / Sunoco Finance Corp.	6.00%		04/15/2027	638,200
210,000	SWF Holdings I Corp.	6.50	%(a)	10/01/2029	50,400
4,890,000	Takeda US Financing, Inc.	5.90%		07/07/2055	4,951,519
495,000	Talen Energy Supply LLC	6.25	%(a)	02/01/2034	505,090
1,205,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.38	%(a)	02/15/2029	1,249,950
340,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.75	%(a)	03/15/2034	340,199
1,240,000	Taylor Morrison Communities, Inc.	5.75	%(a)	11/15/2032	1,276,607
1,320,000	Tenet Healthcare Corp.	6.13%		06/15/2030	1,352,397
205,000	Tenet Healthcare Corp.	5.50	%(a)	11/15/2032	207,943
210,000	Tenet Healthcare Corp.	6.00	%(a)	11/15/2033	216,346
4,627,000	Textron, Inc.	5.50%		05/15/2035	4,804,622
5,303,000	T-Mobile USA, Inc.	3.40%		10/15/2052	3,568,428
3,053,000	T-Mobile USA, Inc.	5.25%		06/15/2055	2,783,738

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,946,000	T-Mobile USA, Inc.	5.88%		11/15/2055	2,955,524
9,042,000	Trans-Allegheny Interstate Line Co.	5.00	%(a)	01/15/2031	9,294,313
1,245,000	TransDigm, Inc.	6.88	%(a)	12/15/2030	1,303,548
1,140,000	TransDigm, Inc.	6.38	%(a)	05/31/2033	1,170,560
85,000	TransDigm, Inc.	6.25	%(a)	01/31/2034	88,247
120,000	TransDigm, Inc.	6.75	%(a)	01/31/2034	125,078
255,000	Transocean International Ltd.	7.88	%(a)	10/15/2032	267,530
1,950,000	Travelers Cos., Inc.	5.70%		07/24/2055	1,993,073
445,000	Trident TPI Holdings, Inc.	12.75	%(a)	12/31/2028	456,513
2,036,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%		10/30/2029	2,196,779
4,611,000	Truist Financial Corp. (SOFR + 1.57%)	5.15%		08/05/2032	4,766,258
5,313,000	Uber Technologies, Inc.	4.50	%(a)	08/15/2029	5,323,615
4,767,000	Uber Technologies, Inc.	4.80%		09/15/2034	4,768,838
655,000	UKG, Inc.	6.88	%(a)	02/01/2031	673,859
1,255,000	United Airlines, Inc.	4.63	%(a)	04/15/2029	1,250,441
2,060,000	United Natural Foods, Inc.	6.75	%(a)	10/15/2028	2,071,824
835,000	United Rentals North America, Inc.	5.38	%(a)	11/15/2033	834,914
480,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63	%(a)	06/15/2032	473,204
1,160,000	Univision Communications, Inc.	8.50	%(a)	07/31/2031	1,212,727
445,000	Upbound Group, Inc.	6.38	%(a)	02/15/2029	438,889
1,725,000	US Foods, Inc.	5.75	%(a)	04/15/2033	1,758,662
500,000	Vail Resorts, Inc.	6.50	%(a)	05/15/2032	519,174
940,000	Venture Global LNG, Inc.	8.13	%(a)	06/01/2028	952,637
720,000	Venture Global LNG, Inc.	8.38	%(a)	06/01/2031	716,404
330,000	Venture Global LNG, Inc.	9.88	%(a)	02/01/2032	341,120
630,000	Venture Global Plaquemines LNG LLC	6.13	%(a)	12/15/2030	641,922
215,000	Venture Global Plaquemines LNG LLC	7.50	%(a)	05/01/2033	232,427
670,000	Venture Global Plaquemines LNG LLC	6.50	%(a)	01/15/2034	686,583
1,651,000	Veralto Corp.	5.35%		09/18/2028	1,702,807
2,378,000	Veralto Corp.	5.45%		09/18/2033	2,482,847
5,963,000	VeriSign, Inc.	5.25%		06/01/2032	6,131,760
4,621,000	Verisk Analytics, Inc.	5.25%		06/05/2034	4,744,791
685,000	Veritiv Operating Co.	10.50	%(a)	11/30/2030	737,377
6,033,000	Verizon Communications, Inc.	5.75%		11/30/2045	5,993,428
2,433,000	Vertiv Group Corp.	4.13	%(a)	11/15/2028	2,404,534
4,882,000	VICI Properties LP / VICI Note Co., Inc.	4.63	%(a)	12/01/2029	4,874,406
1,630,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(a)	09/15/2029	1,727,764
2,265,000	Viking Cruises Ltd.	5.88	%(a)	10/15/2033	2,301,134
1,706,000	Viper Energy Partners LLC	4.90%		08/01/2030	1,726,668
1,697,000	Virginia Electric and Power Co.	5.55%		08/15/2054	1,646,421
2,434,000	Virginia Electric and Power Co.	5.60%		09/15/2055	2,366,304
2,479,000	Vistra Operations Co. LLC	4.38	%(a)	05/01/2029	2,449,103
250,000	Vital Energy, Inc.	7.88	%(a)	04/15/2032	246,491
650,000	VoltaGrid LLC	7.38	%(a)	11/01/2030	644,300
590,000	Voyager Parent LLC	9.25	%(a)	07/01/2032	626,421
1,776,000	VSP Optical Group, Inc.	5.45	%(a)	12/01/2035	1,788,491
485,000	VT Topco, Inc.	8.50	%(a)	08/15/2030	508,834
760,000	Walker & Dunlop, Inc.	6.63	%(a)	04/01/2033	783,373
790,000	Wand NewCo 3, Inc.	7.63	%(a)	01/30/2032	836,476
980,000	Warnermedia Holdings, Inc.	4.05%		03/15/2029	953,432
415,000	Warnermedia Holdings, Inc.	4.28%		03/15/2032	364,814
715,000	Warnermedia Holdings, Inc.	5.05%		03/15/2042	504,969
3,884,000	Waste Connections, Inc.	5.25%		09/01/2035	4,022,264
1,255,000	Watco Cos. LLC / Watco Finance Corp.	7.13	%(a)	08/01/2032	1,315,073
615,000	Wayfair LLC	7.25	%(a)	10/31/2029	642,493
820,000	Wayfair LLC	6.75	%(a)	11/15/2032	843,985
990,000	WBI Operating LLC	6.50	%(a)	10/15/2033	986,780
1,190,000	Weatherford International Ltd.	6.75	%(a)	10/15/2033	1,219,324

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,465,000	WEC Energy Group, Inc. (5 yr. CMT Rate + 1.91%)	5.63%		05/15/2056	3,489,404
9,509,000	Wells Fargo & Co. (SOFR + 1.50%)	5.15%		04/23/2031	9,817,578
6,916,000	Wells Fargo & Co. (SOFR + 2.06%)	6.49%		10/23/2034	7,659,678
2,058,000	Wells Fargo & Co. (SOFR + 1.34%)	4.89%		09/15/2036	2,052,358
440,000	WESCO Distribution, Inc.	6.38	%(a)	03/15/2033	459,672
4,596,000	Westinghouse Air Brake Technologies Corp.	4.90%		05/29/2030	4,710,456
580,000	Whirlpool Corp.	6.50%		06/15/2033	562,842
2,781,000	Willis North America, Inc.	4.55%		03/15/2031	2,785,559
535,000	Windstream Services LLC	7.50	%(a)	10/15/2033	548,887
790,000	Windstream Services LLC / Windstream Escrow Finance Corp.	8.25	%(a)	10/01/2031	830,061
4,464,000	Workday, Inc.	3.70%		04/01/2029	4,401,964
2,589,000	Workday, Inc.	3.80%		04/01/2032	2,478,016
770,000	WR Grace Holdings LLC	5.63	%(a)	08/15/2029	735,947
525,000	WULF Compute LLC	7.75	%(a)	10/15/2030	541,280
1,215,000	Wyndham Hotels & Resorts, Inc.	4.38	%(a)	08/15/2028	1,203,525
3,250,000	XHR LP	6.63	%(a)	05/15/2030	3,358,339
1,510,000	XPO, Inc.	7.13	%(a)	06/01/2031	1,580,608
4,651,000	Zimmer Biomet Holdings, Inc.	5.20%		09/15/2034	4,743,905
4,771,000	Zoetis, Inc.	4.15%		08/17/2028	4,798,356
1,928,000	Zoetis, Inc.	4.70%		02/01/2043	1,770,662
	Total US Corporate Bonds (Cost $1,010,392,414)				1,007,876,382
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 22.1%
	Fannie Mae Whole Loan
96,856	Series 2003-W17-1A7	5.75%		08/25/2033	98,635
	Federal Home Loan Mortgage Corp.
164,769	Pool G01840	5.00%		07/01/2035	167,709
100,649	Pool G04817	5.00%		09/01/2038	103,673
4,257,249	Pool G08537	3.00%		07/01/2043	3,940,590
2,373,847	Pool G08622	3.00%		01/01/2045	2,175,765
2,277,942	Pool G08686	3.00%		01/01/2046	2,080,466
8,458,692	Pool G08701	3.00%		04/01/2046	7,710,074
562,461	Pool G08737	3.00%		12/01/2046	511,081
4,986,362	Pool G61645	4.00%		10/01/2048	4,823,251
658,058	Pool N70081	5.50%		07/01/2038	672,151
4,133,779	Pool Q33789	3.50%		06/01/2045	3,943,016
8,126,859	Pool QX1615	5.50%		12/01/2054	8,376,581
6,876,864	Pool RA3722	2.50%		10/01/2050	5,944,694
25,009,784	Pool RJ4841	5.50%		09/01/2055	25,772,448
6,459,299	Pool SD0699	2.00%		11/01/2050	5,398,942
21,447,138	Pool SD2912	5.00%		05/01/2053	21,606,171
35,876,351	Pool SD2969	2.50%		05/01/2052	31,032,870
16,832,246	Pool SD3892	5.50%		09/01/2053	17,232,189
21,571,284	Pool SD4301	6.00%		11/01/2053	22,703,863
9,238,032	Pool SD4400	2.00%		02/01/2051	7,635,471
4,791,846	Pool SD4658	5.00%		06/01/2053	4,855,074
17,110,115	Pool SD4888	6.00%		02/01/2054	17,829,173
11,040,492	Pool SD4977	5.00%		11/01/2053	11,054,422
13,101,149	Pool SD5598	5.50%		05/01/2054	13,451,360
27,976,486	Pool SD5726	3.00%		07/01/2052	25,056,660
5,977,557	Pool SD5964	5.50%		11/01/2053	6,144,491
49,734,347	Pool SD7538	2.00%		04/01/2051	41,415,431
64,088,521	Pool SD7553	3.00%		03/01/2052	57,732,045
15,955,950	Pool SD7562	5.50%		04/01/2053	16,468,003
21,195,156	Pool SD7564	5.00%		06/01/2053	21,431,488
16,529,409	Pool SD7565	5.50%		09/01/2053	17,011,810
7,918,976	Pool SD7567	5.50%		02/01/2054	8,173,440

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
12,398,799	Pool SD7568	5.50%		02/01/2054	12,787,394
14,842,129	Pool SD8276	5.00%		12/01/2052	14,871,554
13,131,233	Pool SD8299	5.00%		02/01/2053	13,155,918
22,275,502	Pool SL1712	6.00%		12/01/2054	23,103,411
636,054	Pool T60854	3.50%		09/01/2042	599,306
126,933	Pool U60299	4.00%		11/01/2040	124,289
26,287,556	Pool WS4034	3.75%		01/01/2034	25,039,900
9,111,775	Pool ZT1827	3.00%		07/01/2047	8,272,315
21,453	Series 2692-SC (-2 x 30 day avg SOFR US + 13.06%, 0.00% Floor, 13.29% Cap)	5.09	%(j)	07/15/2033	22,991
454,993	Series 2722-PS (-1 x 30 day avg SOFR US + 9.76%, 0.00% Floor, 9.89% Cap)	5.34	%(j)	12/15/2033	480,955
19,224	Series 2750-ZT	5.00%		02/15/2034	19,640
48,604	Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.40	%(h)(j)	07/15/2035	3,905
23,442	Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)	2.63	%(h)(j)	10/15/2035	2,150
85,435	Series 3116-Z	5.50%		02/15/2036	88,542
5,930	Series 3117-ZN	4.50%		02/15/2036	5,962
23,091	Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)	1.98	%(h)(j)	02/15/2037	2,077
74,287	Series 3382-SB (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.90	%(h)(j)	11/15/2037	5,318
75,661	Series 3384-S (-1 x 30 day avg SOFR US + 6.28%, 0.00% Floor, 6.39% Cap)	2.29	%(h)(j)	11/15/2037	6,035
27,282	Series 3417-SX (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)	2.08	%(h)(j)	02/15/2038	2,130
9,655	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.55	%(h)(j)	03/15/2038	717
9,655	Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.55	%(h)(j)	03/15/2038	705
40,616	Series 3524-LB	3.31	%(c)	06/15/2038	39,421
26,906	Series 3562-WS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.85	%(h)(j)	08/15/2039	1,522
70,174	Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.90	%(h)(j)	10/15/2049	5,411
41,876	Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	2.25	%(h)(j)	03/15/2032	1,668
296,869	Series 3626-AZ	5.50%		08/15/2036	308,814
137,315	Series 3666-SC (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)	1.67	%(h)(j)	05/15/2040	10,426
264,967	Series 3779-YA	3.50%		12/15/2030	262,579
162,797	Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)	1.30	%(j)	01/15/2041	124,232
101,340	Series 3792-SE (-2 x 30 day avg SOFR US + 9.63%, 0.00% Floor, 9.86% Cap)	1.66	%(j)	01/15/2041	64,810
258,170	Series 3806-CZ	5.50%		07/15/2034	267,313
431,839	Series 3818-CZ	4.50%		03/15/2041	429,465
246,778	Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)	0.91	%(j)	02/15/2041	210,631
1,671,733	Series 3889-VZ	4.00%		07/15/2041	1,626,875
658,506	Series 3972-AZ	3.50%		12/15/2041	616,551
1,838,139	Series 4291-MS (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.80	%(h)(j)	01/15/2054	188,663
417,749	Series 4471-BA	3.00%		12/15/2041	415,827
10,647,297	Series 5470-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%		11/25/2054	10,688,380
15,692,350	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%		04/25/2055	15,631,658
	Federal National Mortgage Association
29,738	Pool 555743	5.00%		09/01/2033	30,182
26,603	Pool 735382	5.00%		04/01/2035	27,304
228,527	Pool 735383	5.00%		04/01/2035	234,542
112,463	Pool 735402	5.00%		04/01/2035	115,424

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
153,141	Pool 735484	5.00%	05/01/2035	157,173
38,786	Pool 931104	5.00%	05/01/2039	39,518
184,225	Pool 995203	5.00%	07/01/2035	187,259
135,577	Pool AB2123	4.00%	01/01/2031	135,386
1,909	Pool AD2177	4.50%	06/01/2030	1,916
201,179	Pool AH7309	4.00%	02/01/2031	200,632
3,252,773	Pool AL9238	3.00%	10/01/2041	3,021,584
516,690	Pool AL9445	3.00%	07/01/2031	507,746
6,289,858	Pool AS7661	3.00%	08/01/2046	5,598,301
3,089,173	Pool AS7724	2.50%	08/01/2046	2,690,547
6,392,262	Pool BD8013	2.50%	09/01/2046	5,567,444
17,450,500	Pool BL2643	3.39%	07/01/2034	16,163,164
4,636,403	Pool BL9284	2.23%	12/01/2050	3,323,078
1,566,005	Pool BM4094	3.00%	03/01/2043	1,450,042
39,438,408	Pool BR2217	2.50%	08/01/2051	34,114,119
36,599,790	Pool BS4941	2.46%	04/01/2032	32,945,508
7,045,000	Pool BZ3117	5.06%	03/01/2035	7,256,113
17,105,000	Pool BZ3231	5.02%	03/01/2035	17,631,652
20,425,593	Pool BZ4011	4.48%	06/01/2030	20,591,029
5,208,970	Pool BZ4013	4.48%	06/01/2030	5,251,160
16,032,000	Pool BZ4132	4.74%	07/01/2030	16,239,124
31,353,693	Pool CB7272	6.00%	10/01/2053	32,628,183
13,151,900	Pool CB7335	5.50%	10/01/2053	13,532,194
8,085,272	Pool CB8122	5.00%	03/01/2054	8,185,455
20,305,114	Pool CB8138	5.50%	03/01/2054	20,835,912
24,863,835	Pool CB8692	5.50%	06/01/2054	25,627,798
27,375,652	Pool FA0114	3.00%	07/01/2052	24,559,636
9,136,993	Pool FA0517	5.50%	02/01/2055	9,301,858
20,125,019	Pool FA1144	6.00%	06/01/2054	20,889,713
8,225,283	Pool FA1622	2.50%	06/01/2052	7,009,570
18,209,298	Pool FA2510	5.50%	08/01/2055	18,656,942
22,229,927	Pool FA2974	5.50%	07/01/2055	22,739,268
32,468,982	Pool FA3143	2.50%	03/01/2052	27,908,113
10,687,835	Pool FA3446	2.50%	03/01/2052	9,217,392
8,714,937	Pool FM1000	3.00%	04/01/2047	7,912,042
14,297,295	Pool FM4575	2.50%	10/01/2050	12,388,144
8,881,871	Pool FM6061	2.00%	02/01/2051	7,348,203
5,788,395	Pool FM8664	3.00%	10/01/2046	5,263,272
32,254,279	Pool FS1472	3.50%	11/01/2050	30,134,091
8,429,384	Pool FS3708	5.00%	01/01/2053	8,455,662
25,967,095	Pool FS5417	2.50%	04/01/2052	22,407,860
27,066,764	Pool FS5875	2.50%	04/01/2052	23,356,748
7,291,059	Pool FS6084	6.00%	10/01/2053	7,573,210
1,971,507	Pool FS6309	6.00%	12/01/2053	2,075,020
5,775,542	Pool FS6476	2.50%	11/01/2051	4,988,726
3,513,014	Pool FS7708	3.50%	04/01/2052	3,276,307
3,944,195	Pool FS8999	6.00%	08/01/2054	4,121,636
6,114,785	Pool FS9728	3.00%	03/01/2052	5,513,797
78,747	Pool MA0264	4.50%	12/01/2029	79,369
53,726	Pool MA0353	4.50%	03/01/2030	54,165
4,037	Pool MA0468	5.00%	07/01/2040	4,013
1,724,376	Pool MA2151	3.50%	01/01/2045	1,618,474
877,845	Pool MA2248	3.00%	04/01/2045	786,768
1,437,941	Pool MA2621	3.50%	05/01/2046	1,344,391
3,237,756	Pool MA2649	3.00%	06/01/2046	2,881,769
1,303,716	Pool MA2711	3.00%	08/01/2046	1,160,376
8,344,394	Pool MA2806	3.00%	11/01/2046	7,577,496
7,848,047	Pool MA4399	2.50%	08/01/2051	6,693,178
10,952,778	Pool MA4709	5.00%	07/01/2052	10,975,622
12,795,763	Pool MA5086	5.00%	07/01/2043	13,068,171
16,718,014	Pool MA5106	5.00%	08/01/2053	16,734,790
547,667	Series 2005-20-QH	5.00%	03/25/2035	562,472

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
97,139	Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)	2.59	%(h)(j)	10/25/2036	12,555
37,299	Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.76	%(h)(j)	07/25/2036	3,414
34,283	Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	2.26	%(h)(j)	05/25/2037	2,935
430,137	Series 2007-30-FS (-5 x 30 day avg SOFR US + 29.30%, 0.00% Floor, 29.83% Cap)	11.35	%(j)	04/25/2037	522,441
167,252	Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)	2.45	%(h)(j)	04/25/2037	20,670
24,769	Series 2008-29-ZA	4.50%		04/25/2038	24,867
11,655	Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(h)(j)	07/25/2038	755
116,231	Series 2009-111-EZ	5.00%		01/25/2040	119,120
3,503	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	2.26	%(h)(j)	01/25/2040	392
7,371	Series 2009-16-MZ	5.00%		03/25/2029	7,367
17,605	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.96	%(h)(j)	07/25/2039	1,588
32,957	Series 2009-62-PS (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	2.11	%(h)(j)	08/25/2039	955
290,748	Series 2009-77-ZA	4.50%		10/25/2039	291,935
87,191	Series 2009-83-Z	4.50%		10/25/2039	87,270
24,410	Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	2.58	%(j)	12/25/2040	24,868
12,002	Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	1.01	%(h)(j)	04/25/2040	755
10,053	Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)	0.94	%(h)(j)	04/25/2040	514
57,559	Series 2010-35-SP (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	2.36	%(h)(j)	04/25/2050	7,097
1,649	Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.46	%(h)(j)	04/25/2040	34
396,893	Series 2010-37-MY	4.50%		04/25/2040	396,678
118,109	Series 2010-60-VZ	5.00%		10/25/2039	121,048
53,774	Series 2010-64-EZ	5.00%		06/25/2040	54,997
107,013	Series 2010-7-PE	5.00%		02/25/2040	110,150
26,949	Series 2010-90-GS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(h)(j)	08/25/2040	2,156
16,835	Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	4.30	%(j)	09/25/2040	17,846
935,583	Series 2011-141-PZ	4.00%		01/25/2042	893,559
2,860	Series 2011-25-KY	3.00%		04/25/2026	2,851
347,856	Series 2011-59-MA	4.50%		07/25/2041	350,468
537,681	Series 2017-86-MA	3.00%		04/25/2046	523,216
7,941,880	Series 2018-21-IO	3.00	%(h)	04/25/2048	1,353,733
12,495,218	Series 2018-21-PO	0.00	%(k)	04/25/2048	9,106,059
6,926,030	Series 2018-35-IO	3.00	%(h)	05/25/2048	1,172,946
26,570,021	Series 2018-35-PO	0.00	%(k)	05/25/2048	19,467,778
13,270,000	Series 2022-M2-A2	2.40%		11/25/2031	12,105,360
19,563,273	Series 2025-28-FM (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.12%		04/25/2055	19,669,239
5,118,086	Series 2025-31-FA (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.17%		06/25/2054	5,150,195
72,522	Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	1.46	%(h)(j)	11/25/2039	5,116
	Ginnie Mae I Pool
22,410,837	Pool 779384	3.50%		06/15/2042	20,954,692
	Ginnie Mae II Pool
8,599,623	Pool 784415	3.50%		04/20/2047	7,960,349
22,263,624	Pool 785713	2.50%		10/20/2051	19,180,128
10,423,428	Pool 785764	2.50%		11/20/2051	8,975,636
27,054,321	Pool 786009	3.00%		02/20/2052	24,128,189
8,483,725	Pool 786227	3.00%		04/20/2052	7,563,251

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,571,523	Pool 786540	3.50%		02/20/2050	3,303,834
9,221,445	Pool 786718	3.50%		07/20/2051	8,492,007
13,947,002	Pool 787800	2.50%		12/20/2050	11,865,700
20,615,345	Pool 787829	2.50%		03/20/2052	17,715,594
36,349,196	Pool 787830	2.50%		12/20/2050	31,214,302
32,514,620	Pool 787831	2.50%		10/20/2050	27,788,210
22,720,456	Pool MA5076	3.00%		03/20/2048	20,657,395
25,211,846	Pool MA5191	3.50%		05/20/2048	23,408,136
	Government National Mortgage Association
52,776	Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	3.03	%(h)(j)	08/20/2033	386
32,822	Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	2.20	%(h)(j)	09/20/2038	445
457,503	Series 2009-32-ZE	4.50%		05/16/2039	457,940
486,457	Series 2009-75-GZ	4.50%		09/20/2039	491,109
639,332	Series 2009-75-HZ	5.00%		09/20/2039	658,988
1,652,674	Series 2010-113-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	2.20	%(h)(j)	09/20/2040	225,269
69,082	Series 2010-25-ZB	4.50%		02/16/2040	69,258
968,804	Series 2011-45-GZ	4.50%		03/20/2041	956,144
1,237,525	Series 2013-117-MS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	2.30	%(h)(j)	02/20/2043	56,514
1,568,536	Series 2013-122-SB (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	2.25	%(h)(j)	08/16/2043	179,039
2,234,833	Series 2014-102-TS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.75	%(h)(j)	07/20/2044	224,400
1,934,813	Series 2014-118-PS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	2.35	%(h)(j)	08/20/2044	275,231
1,692,962	Series 2014-118-SA (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	2.35	%(h)(j)	08/20/2044	240,828
4,989,004	Series 2017-52-FH (1 mo. Term SOFR + 0.46%, 0.35% Floor, 6.50% Cap)	4.20%		04/20/2047	4,889,211
12,464,793	Series 2020-61-IA	3.00	%(h)	05/20/2050	2,058,255
17,919,699	Series 2021-155-UI	4.50	%(h)	09/20/2051	3,425,008
16,314,774	Series 2021-214-IG	2.50	%(h)	12/20/2051	2,420,781
	Total US Government and Agency Mortgage Backed Obligations (Cost $1,521,017,207)				1,486,439,406
US GOVERNMENT AND AGENCY OBLIGATIONS - 19.6%
19,739,768	United States Treasury Inflation Indexed Bonds	0.38%		07/15/2027	19,513,874
25,566,462	United States Treasury Inflation Indexed Bonds	1.63%		10/15/2027	25,764,221
19,839,901	United States Treasury Inflation Indexed Bonds	0.50%		01/15/2028	19,494,816
340,000,000	United States Treasury Note/Bond	0.75%		03/31/2026	337,781,867
101,700,000	United States Treasury Note/Bond	0.75%		01/31/2028	96,168,076
131,750,000	United States Treasury Note/Bond	0.63%		05/15/2030	115,644,078
107,850,000	United States Treasury Note/Bond	0.63%		08/15/2030	93,863,203
289,650,000	United States Treasury Note/Bond	0.88%		11/15/2030	253,251,405
355,220,000	United States Treasury Note/Bond	1.13%		08/15/2040	223,261,319
140,150,000	United States Treasury Note/Bond	1.88%		02/15/2041	97,962,661
47,900,000	United States Treasury Note/Bond	1.75%		08/15/2041	32,337,178
	Total US Government and Agency Obligations (Cost $1,300,323,124)				1,315,042,698
COMMON STOCKS - 0.0%(l)
12,346	Altice France/Luxco 3(b)(m)				221,262
711	Stichting Administratiekantoor ADR (b)(m)				—
261	Stichting Administratiekantoor Unigel Creditors (b)(m)				—
	Total Common Stocks (Cost $388,666)				221,262
ESCROW NOTES - 0.0%(l)
5,400,000	Credito Real SAB de CV SOFOM ER(m)				47,250
	Total Escrow Notes (Cost $5,275,601)				47,250

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
AFFILIATED MUTUAL FUNDS - 8.8%
14,125,362	DoubleLine Emerging Markets Local Currency Bond Fund - Class I				135,744,726
18,461,416	DoubleLine Global Bond Fund - Class I				162,829,693
5,000,000	DoubleLine Long Duration Total Return Bond Fund - Class I				31,350,000
27,534,253	DoubleLine Select Income Fund - Class I				262,401,428
	Total Affiliated Mutual Funds (Cost $630,262,155)				592,325,847
SHORT TERM INVESTMENTS - 4.3%
96,192,745	First American Government Obligations Fund - U	3.69	%(n)		96,192,745
96,192,746	JPMorgan US Government Money Market Fund - IM	3.72	%(n)		96,192,746
96,192,745	MSILF Government Portfolio - Institutional	3.70	%(n)		96,192,745
	Total Short Term Investments (Cost $288,578,236)				288,578,236
	Total Investments - 99.7% (Cost $6,990,182,762)				6,693,210,380
	Other Assets in Excess of Liabilities - 0.3%				23,337,248
	NET ASSETS - 100.0%				$6,716,547,628

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	22.1%
US Government and Agency Obligations	19.6%
US Corporate Bonds	15.0%
Non-Agency Residential Collateralized Mortgage Obligations	10.2%
Affiliated Mutual Funds	8.8%
Foreign Corporate Bonds	5.5%
Non-Agency Commercial Mortgage Backed Obligations	4.9%
Short Term Investments	4.3%
Asset Backed Obligations	3.1%
Collateralized Loan Obligations	2.8%
Bank Loans	2.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Common Stocks	0.0	%(l)
Escrow Notes	0.0	%(l)
Other Assets and Liabilities	0.3%
Net Assets	100.0%
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	22.1%
US Government and Agency Obligations	19.6%
Non-Agency Residential Collateralized Mortgage Obligations	10.2%
Affiliated Mutual Funds	8.8%
Non-Agency Commercial Mortgage Backed Obligations	4.9%
Short Term Investments	4.3%
Banking	3.1%
Asset Backed Obligations	3.1%
Collateralized Loan Obligations	2.8%
Technology	2.4%
Utilities	2.0%
Energy	1.8%
Transportation	1.1%
Healthcare	1.0%
Finance	0.9%
Insurance	0.8%
Telecommunications	0.8%
Media	0.8%

Real Estate	0.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Commercial Services	0.7%
Pharmaceuticals	0.7%
Hotels/Motels/Inns and Casinos	0.6%
Construction	0.6%
Food Products	0.6%
Retailers (other than Food/Drug)	0.5%
Diversified Manufacturing	0.4%
Aerospace & Defense	0.4%
Mining	0.4%
Automotive	0.4%
Industrial Equipment	0.4%
Electronics/Electric	0.3%
Consumer Products	0.3%
Beverage and Tobacco	0.3%
Leisure	0.2%
Containers and Glass Products	0.2%
Building and Development (including Steel/Metals)	0.2%
Pulp & Paper	0.1%
Environmental Control	0.1%
Chemicals/Plastics	0.1%
Business Equipment and Services	0.1%
Food Service	0.1%
Food/Drug Retailers	0.1%
Chemical Products	0.0	%(l)
IT Services	0.0	%(l)
Escrow Notes	0.0	%(l)
Other Assets and Liabilities	0.3%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $1,292,075,565 or 19.2% of the Fund’s net assets.
(b)	Value determined using significant unobservable inputs.
(c)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(d)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(f)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(g)	Perpetual maturity. The date disclosed is the next call date of the security.
(h)	Interest only security
(i)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(j)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)	Principal only security
(l)	Represents less than 0.05% of net assets.
(m)	Non-income producing security.
(n)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

Futures Contracts
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Ultra Bonds	Short	(2,760)	3/20/2026	$(329,491,027)	$3,811,027
U.S. Treasury 2 Year Notes	Long	19,700	3/31/2026	4,112,487,598	656,923
10 Year U.S. Ultra Treasury Notes	Short	(3,000)	3/20/2026	(345,491,458)	444,583
U.S. Treasury 5 Year Note	Long	5,850	3/31/2026	639,609,517	(177,092)
U.S. Treasury Long Bonds	Long	2,750	3/20/2026	319,415,451	(1,532,638)
					$3,202,803

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended December 31, 2025 is as follows:

Fund	Value at March 31, 2025	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended December 31, 2025	Change in Unrealized for the Period Ended December 31, 2025	Value at December 31, 2025	Shares Held at December 31, 2025	Dividend Income Earned for the Period Ended December 31, 2025
DoubleLine Select Income Fund (Class I)	$285,348,391	$–	$(26,000,000)	$(2,315,451)	$5,368,488	$262,401,428	27,534,253	$9,574,315
DoubleLine Global Bond Fund (Class I)	109,127,025	48,900,000	–	–	4,802,668	162,829,693	18,461,416	$3,685,106
DoubleLine Long Duration Total Return Bond Fund (Class I)	32,000,000	–	–	–	(650,000)	31,350,000	5,000,000	$1,222,536
DoubleLine Emerging Markets Local Currency Bond Fund (Class I)	–	132,000,000	–	–	3,744,726	135,744,726	14,125,362	$2,802,142
	$426,475,416	$180,900,000	$(26,000,000)	$(2,315,451)	$13,265,882	$592,325,847	65,121,031	$17,284,099

DoubleLine Emerging Markets Fixed Income Fund	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN CORPORATE BONDS - 68.0%
ARGENTINA - 0.2%
700,000	Vista Energy Argentina SAU	8.50	%(a)	06/10/2033	720,125
BRAZIL - 12.3%
3,325,457	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	3,397,646
600,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%		01/28/2031	597,914
7,300,000	Cosan Overseas Ltd.	8.25	%(b)	02/05/2026	7,385,775
4,935,000	CSN Resources SA	5.88%		04/08/2032	3,892,358
147,330	Guara Norte Sarl	5.20%		06/15/2034	143,925
1,929,352	Invepar Holdings	0.00	%(c)(d)	12/30/2028	–
200,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%		04/15/2031	199,572
1,600,000	Minerva Luxembourg SA	8.88%		09/13/2033	1,750,259
1,100,000	Minerva Luxembourg SA	8.88	%(a)	09/13/2033	1,203,303
1,400,000	Movida Europe SA	7.85%		04/11/2029	1,324,260
2,000,000	Movida Europe SA	7.85	%(a)	04/11/2029	1,891,800
5,621,643	MV24 Capital BV	6.75%		06/01/2034	5,583,867
1,800,000	NBM US Holdings, Inc.	6.63%		08/06/2029	1,823,337
7,452,393	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	7,651,335
4,900,000	Raizen Fuels Finance SA	5.70%		01/17/2035	3,752,497
1,784,000	Simpar Europe SA	5.20%		01/26/2031	1,438,350
93,986	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50	%(a)(c)	12/31/2027	54,042
131,998	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50	%(c)	12/31/2027	75,899
109,833	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00	%(a)(c)	12/31/2028	7,688
472,292	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00	%(c)	12/31/2028	33,060
558,462	Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)	15.00	%(c)	12/31/2044	18,150
2,800,000	Vamos Europe SA	9.20	%(a)	01/26/2031	2,676,800
1,400,000	Yinson Bergenia Production BV	8.50	%(a)	01/31/2045	1,469,475
					46,371,312
CHILE - 5.4%
2,900,000	CAP SA	3.90	%(a)	04/27/2031	2,373,430
5,000,000	CAP SA	3.90%		04/27/2031	4,092,121
1,000,000	Cencosud SA	4.38%		07/17/2027	1,001,002
9,765,008	Chile Electricity PEC SpA	0.00	%(a)	01/25/2028	8,800,714
1,611,200	Empresa Electrica Angamos SA	4.88%		05/25/2029	1,477,019
696,000	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	691,641
1,126,624	GNL Quintero SA	4.63%		07/31/2029	1,127,861
900,000	Inversiones CMPC SA (5 yr. CMT Rate + 2.83%)	6.70	%(a)	12/09/2057	905,004
					20,468,792
COLOMBIA - 5.2%
3,800,000	AL Candelaria Spain SA	5.75	%(a)	06/15/2033	3,374,951
7,100,000	AL Candelaria Spain SA	5.75%		06/15/2033	6,305,830
1,500,000	Aris Mining Corp.	8.00	%(a)	10/31/2029	1,566,701
2,400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65	%(a)(b)	04/22/2031	2,279,576
2,500,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13	%(a)	07/02/2035	2,624,700
300,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%		04/16/2031	297,971
1,998,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	1,829,317
1,126,300	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	1,182,615
					19,461,661

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
DOMINICAN REPUBLIC - 1.0%
3,800,000	AES Espana BV	5.70	%(a)	05/04/2028	3,762,950
GUATEMALA - 3.5%
8,500,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	8,479,600
1,350,000	Millicom International Cellular SA	5.13%		01/15/2028	1,348,354
2,970,000	Millicom International Cellular SA	6.25%		03/25/2029	2,999,323
200,000	Millicom International Cellular SA	4.50%		04/27/2031	186,435
					13,013,712
INDIA - 9.7%
2,100,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	1,957,579
3,700,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	3,330,326
4,226,625	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	3,897,143
2,448,000	Adani International Container Terminal Pvt Ltd.	3.00	%(a)	02/16/2031	2,257,169
400,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	393,149
1,200,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	1,165,258
3,600,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	3,193,792
2,135,250	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%		10/15/2039	1,818,737
3,600,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	3,574,553
2,560,250	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	2,313,184
7,089,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	6,601,715
4,200,000	JSW Infrastructure Ltd.	4.95%		01/21/2029	4,212,602
1,100,000	Periama Holdings	5.95%		04/19/2026	1,103,352
800,000	Wipro IT Services LLC	1.50%		06/23/2026	789,726
					36,608,285
INDONESIA - 3.1%
4,000,000	Freeport Indonesia PT	4.76%		04/14/2027	4,026,864
4,800,000	Medco Laurel Tree Pte Ltd.	6.95%		11/12/2028	4,839,054
2,799,846	Minejesa Capital BV	4.63%		08/10/2030	2,791,749
					11,657,667
JAMAICA - 0.0%(e)
3,176,259	Digicel Group Holdings Ltd.	0.00	%(a)(d)	12/31/2030	21,233
1,096,188	Digicel Group Holdings Ltd.	0.00	%(a)(d)	12/31/2030	51,429
					72,662
KUWAIT - 0.2%
900,000	EQUATE Petrochemical Co. KSC	4.25%		11/03/2026	898,859
MEXICO - 7.9%
1,700,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63	%(b)	01/10/2028	1,749,876
1,500,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50	%(a)(b)	06/27/2029	1,551,574
3,200,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38	%(a)(b)	05/20/2031	3,364,000
3,300,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%		01/08/2039	3,572,210
298,473	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88	%(a)	02/15/2039	327,835
8,300,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(b)	06/08/2026	8,304,170
300,000	Cemex SAB de CV (5 yr. CMT Rate + 3.52%)	7.20	%(a)(b)	06/10/2030	313,245
536,487	Fermaca Enterprises S de RL de CV	6.38%		03/30/2038	546,681
1,400,000	GCC SAB de CV	3.61%		04/20/2032	1,315,968
4,600,000	Mexarrend SAPI de CV	10.25	%(a)(c)	07/24/2026	57,500
2,332,055	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	2,371,786
1,547,000	Orbia Advance Corp. SAB de CV	6.75%		09/19/2042	1,348,094
1,060,000	Orbia Advance Corp. SAB de CV	5.88%		09/17/2044	822,884
1,300,000	Saavi Energia Sarl	8.88	%(a)	02/10/2035	1,411,540
2,951,965	Tierra Mojada Luxembourg II Sarl	5.75%		12/01/2040	2,905,502
					29,962,865
PARAGUAY - 1.3%
700,000	Frigorifico Concepcion SA	7.70%		07/21/2028	332,500
6,013,332	Rutas 2 & 7 Finance Ltd.	0.00%		09/30/2036	4,574,342

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
80,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	79,858
					4,986,700
PERU - 9.7%
9,998,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	9,866,272
2,300,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40	%(a)	04/30/2035	2,417,875
200,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%		04/30/2035	210,250
5,280,000	InRetail Consumer	3.25%		03/22/2028	5,160,727
4,100,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	4,092,363
4,588,380	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	4,489,780
3,700,000	Minsur SA	4.50%		10/28/2031	3,546,246
1,200,000	Nexa Resources SA	6.50%		01/18/2028	1,230,275
3,376,950	Peru LNG Srl	5.38%		03/22/2030	3,272,867
300,000	Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%)	6.10	%(a)	10/01/2035	310,950
2,100,000	Volcan Cia Minera SAA	8.50	%(a)	10/28/2032	2,164,323
					36,761,928
SINGAPORE - 5.1%
6,804,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	6,761,237
6,200,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%		06/15/2032	6,226,195
1,000,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	995,005
5,400,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%		10/14/2031	5,303,382
					19,285,819
SOUTH AFRICA - 2.0%
3,800,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	3,688,235
3,500,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	3,681,113
					7,369,348
UNITED ARAB EMIRATES - 0.7%
2,945,692	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	2,511,988
VIETNAM - 0.7%
2,665,153	Mong Duong Finance Holdings BV	5.13%		05/07/2029	2,638,143
	Total Foreign Corporate Bonds (Cost $269,089,473)				256,552,816
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 29.5%
BRAZIL - 1.6%
5,000,000	Brazilian Government International Bond	4.75%		01/14/2050	3,652,500
2,300,000	Petrobras Global Finance BV	5.13%		09/10/2030	2,256,715
					5,909,215
CHILE - 2.2%
1,747,568	Chile Electricity Lux Mpc II Sarl	5.67	%(a)	10/20/2035	1,819,637
2,783,450	Chile Electricity Lux MPC Sarl	6.01%		01/20/2033	2,927,942
3,900,000	Corp. Nacional del Cobre de Chile	3.00%		09/30/2029	3,704,150
					8,451,729
COLOMBIA - 2.6%
1,000,000	Colombia Government International Bond	5.00%		06/15/2045	730,750
3,000,000	Colombia Government International Bond	4.13%		05/15/2051	1,864,500
800,000	Ecopetrol SA	5.88%		05/28/2045	595,883
9,200,000	Ecopetrol SA	5.88%		11/02/2051	6,643,461
					9,834,594
DOMINICAN REPUBLIC - 1.6%
2,800,000	Dominican Republic International Bond	5.95%		01/25/2027	2,833,740
3,000,000	Dominican Republic International Bond	5.50%		02/22/2029	3,043,800
					5,877,540
GUATEMALA - 1.7%
500,000	Guatemala Government Bond	4.50%		05/03/2026	500,000
2,700,000	Guatemala Government Bond	4.38%		06/05/2027	2,686,500
1,300,000	Guatemala Government Bond	4.88%		02/13/2028	1,309,314

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,800,000	Guatemala Government Bond	5.25%		08/10/2029	1,826,550
					6,322,364
INDIA - 2.8%
5,190,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	5,193,714
5,600,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	5,583,497
					10,777,211
INDONESIA - 4.4%
4,400,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	4,377,941
5,200,000	Pertamina Persero PT	1.40%		02/09/2026	5,180,781
7,100,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	7,088,588
					16,647,310
MALAYSIA - 0.9%
3,550,000	MISC Capital Two Labuan Ltd.	3.75%		04/06/2027	3,528,579
MEXICO - 6.5%
400,000	Comision Federal de Electricidad	4.69%		05/15/2029	396,496
3,100,000	Comision Federal de Electricidad	3.35%		02/09/2031	2,818,541
1,981,015	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25	%(a)	01/31/2041	2,085,573
1,386,710	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%		01/31/2041	1,459,901
2,300,000	Mexico City Airport Trust	3.88%		04/30/2028	2,250,994
11,000,000	Mexico Government International Bond	4.40%		02/12/2052	8,054,750
3,000,000	Mexico Government International Bond	6.34%		05/04/2053	2,867,250
5,400,000	Petroleos Mexicanos	6.75%		09/21/2047	4,443,491
					24,376,996
MOROCCO - 3.3%
1,800,000	Morocco Government International Bond	2.38%		12/15/2027	1,728,873
700,000	Morocco Government International Bond	5.95%		03/08/2028	721,117
3,000,000	Morocco Government International Bond	3.00%		12/15/2032	2,644,233
1,300,000	Morocco Government International Bond	4.00%		12/15/2050	951,825
5,800,000	OCP SA	6.75%		05/02/2034	6,253,324
					12,299,372
PARAGUAY - 1.3%
5,960,685	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	4,889,252
PERU - 0.6%
2,337,930	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	2,434,045
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $116,709,388)				111,348,207
COMMON STOCKS - 0.0%(e)
UNITED STATES - 0.0%(e)
1,512	Stichting Administratiekantoor ADR(d)(f)				–
556	Stichting Administratiekantoor Unigel Creditors(d)(f)				–
	Total Common Stocks (Cost $–)				–
ESCROW NOTES - 0.0%(e)
MEXICO - 0.0%(e)
5,200,000	Credito Real SAB de CV SOFOM ER(f)				45,500
	Total Escrow Notes (Cost $5,127,763)				45,500
SHORT TERM INVESTMENTS - 1.7%
2,147,494	First American Government Obligations Fund - U	3.69	%(g)		2,147,494
2,147,494	JPMorgan US Government Money Market Fund - IM	3.72	%(g)		2,147,494
2,147,495	MSILF Government Portfolio - Institutional	3.70	%(g)		2,147,495
	Total Short Term Investments (Cost $6,442,483)				6,442,483
	Total Investments - 99.2% (Cost $397,369,107)				374,389,006
	Other Assets in Excess of Liabilities - 0.8%				2,882,366
	NET ASSETS - 100.0%				$377,271,372

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	68.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	29.5%
Short Term Investments	1.7%
Escrow Notes	0.0	%(e)
Common Stocks	0.0	%(e)
Other Assets and Liabilities	0.8%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	19.7%
Transportation	17.6%
Banking	16.1%
Utilities	14.8%
Energy	9.8%
Mining	7.0%
Consumer Products	4.0%
Building and Development (including Steel/Metals)	4.0%
Short Term Investments	1.7%
Retailers (other than Food/Drug)	1.6%
Telecommunications	1.3%
Chemical Products	0.9%
Food Products	0.3%
Pulp & Paper	0.2%
Technology	0.2%
Finance	0.0	%(e)
Escrow Notes	0.0	%(e)
Other Assets and Liabilities	0.8%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Mexico	14.4%
Brazil	13.9%
India	12.5%
Peru	10.4%
Colombia	7.8%
Chile	7.7%
Indonesia	7.5%
Guatemala	5.2%
Singapore	5.1%
Morocco	3.3%
Paraguay	2.6%
Dominican Republic	2.5%
South Africa	1.9%
United States	1.7%
Malaysia	0.9%
Vietnam	0.7%
United Arab Emirates	0.7%
Kuwait	0.2%
Argentina	0.2%
Jamaica	0.0	%(e)
Other Assets and Liabilities	0.8%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $51,865,142 or 13.7% of the Fund’s net assets.
(b)	Perpetual maturity. The date disclosed is the next call date of the security.
(c)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(d)	Value determined using significant unobservable inputs.
(e)	Represents less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	Seven-day yield as of period end.
CMT	Constant Maturity Treasury Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

DoubleLine Low Duration Bond Fund	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 7.6%
	ACHV Trust
2,478,971	Series 2024-2PL-A	5.07	%(a)	10/27/2031	2,493,828
	Affirm, Inc.
5,300,000	Series 2024-A-A	5.61	%(a)	02/15/2029	5,308,429
274,459	Series 2024-X2-A	5.22	%(a)	12/17/2029	274,543
20,000,000	Series 2025-1A-A	4.99	%(a)	02/15/2033	20,207,968
4,129,514	Series 2025-X1-A	5.08	%(a)	04/15/2030	4,135,789
5,186,581	Series 2025-X2-A	4.45	%(a)	10/15/2030	5,192,268
	Aligned Data Centers Issuer LLC
3,100,000	Series 2022-1A-A2	6.35	%(a)	10/15/2047	3,102,244
	American Credit Acceptance Receivables Trust
6,000,000	Series 2024-4-B	4.80	%(a)	11/13/2028	6,008,233
	Aqua Finance Trust
868,387	Series 2020-AA-A	1.90	%(a)	07/17/2046	824,488
	Avant Credit Card Master Trust
5,100,000	Series 2025-1A-A	4.89	%(a)	04/15/2031	5,104,840
	AVANT Loans Funding Trust
10,000,000	Series 2024-REV1-A	5.92	%(a)	10/15/2033	10,094,568
20,000,000	Series 2025-REV1-A	5.12	%(a)	05/15/2034	20,106,758
	CAI International, Inc.
5,919,219	Series 2020-1A-A	2.22	%(a)	09/25/2045	5,685,571
	Carvana Auto Receivables Trust
8,000,000	Series 2024-P3-A4	4.31%		09/10/2030	8,059,029
	Cologix Data Centers US Issuer LLC
3,910,000	Series 2021-1A-A2	3.30	%(a)	12/26/2051	3,844,342
	Commonbond Student Loan Trust
694,579	Series 2017-BGS-A1	2.68	%(a)	09/25/2042	657,769
659,958	Series 2020-AGS-A	1.98	%(a)	08/25/2050	594,961
	Compass Datacenters LLC
17,648,000	Series 2024-1A-A1	5.25	%(a)	02/25/2049	17,752,270
	DataBank Issuer
3,394,000	Series 2021-1A-A2	2.06	%(a)	02/27/2051	3,378,839
10,000,000	Series 2023-1A-A2	5.12	%(a)	02/25/2053	9,955,011
	Domino's SPV Guarantor LLC
1,488,000	Series 2019-1A-A2	3.67	%(a)	10/25/2049	1,435,175
	DT Auto Owner Trust
2,000,000	Series 2022-1A-E	5.53	%(a)	03/15/2029	1,998,908
	Exeter Automobile Receivables Trust
1,960,913	Series 2021-4A-D	1.96%		01/17/2028	1,953,916
	FCCU Auto Receivables Trust
2,680,592	Series 2025-1A-A2	4.87	%(a)	01/16/2029	2,689,496
	Foundation Finance Trust
9,700,481	Series 2025-3A-A	4.56	%(a)	08/15/2052	9,734,504
	Global Sea Containers Two SRL
2,099,464	Series 2020-1A-A	2.17	%(a)	10/17/2040	2,017,909
	GLS Auto Receivables Trust
19,650,000	Series 2025-1A-C	5.07	%(a)	11/15/2030	19,861,827
	GLS Auto Select Receivables Trust
2,214,761	Series 2024-3A-A2	5.59	%(a)	10/15/2029	2,238,856
5,789,468	Series 2024-4A-A2	4.43	%(a)	12/17/2029	5,811,954
	GM Financial Leasing Trust
6,750,000	Series 2025-2-C	5.04%		10/22/2029	6,833,396
	GreenSky LLC
2,038,602	Series 2024-2-A4	5.15	%(a)	10/27/2059	2,073,168
10,000,000	Series 2025-3A-A1	4.34	%(a)	12/27/2060	10,016,432
	Hilton Grand Vacations, Inc.
193,375	Series 2020-AA-A	2.74	%(a)	02/25/2039	190,975

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Imprint Payments Credit Card Master Trust
5,000,000	Series 2025-A-A	4.84	%(a)	09/15/2029	5,014,512
	Loanpal Solar Loan Ltd.
6,755,582	Series 2020-3GS-A	2.47	%(a)	12/20/2047	5,731,069
	Mariner Finance Issuance Trust
1,660,000	Series 2021-AA-B	2.33	%(a)	03/20/2036	1,612,001
4,150,000	Series 2024-BA-A	4.91	%(a)	11/20/2038	4,213,271
13,000,000	Series 2025-AA-A	4.98	%(a)	05/20/2038	13,175,910
	Marlette Funding Trust
3,253,649	Series 2025-1A-A	4.75	%(a)	07/16/2035	3,260,527
4,125,000	Series 2025-1A-B	4.95	%(a)	07/16/2035	4,148,051
	Navient Student Loan Trust
1,577,407	Series 2020-FA-A	1.22	%(a)	07/15/2069	1,497,508
910,782	Series 2020-GA-A	1.17	%(a)	09/16/2069	860,073
7,868,005	Series 2022-A-A	2.23	%(a)	07/15/2070	7,216,750
	Pagaya AI Debt Selection Trust
547,954	Series 2024-11-B	5.64	%(a)	07/15/2032	552,196
5,812,955	Series 2024-11-C	5.87	%(a)	07/15/2032	5,858,232
987,412	Series 2024-5-C	7.27	%(a)	10/15/2031	994,261
7,737,693	Series 2025-1-A2	5.16	%(a)	07/15/2032	7,806,445
6,249,344	Series 2025-2-B	5.33	%(a)	10/15/2032	6,282,293
7,999,160	Series 2025-2-C	5.64	%(a)	10/15/2032	8,036,177
1,994,128	Series 2025-3-A1	5.03	%(a)	05/16/2032	1,994,634
5,749,778	Series 2025-5-A2	5.11	%(a)	03/15/2033	5,788,238
6,150,000	Series 2025-7-A1	4.27	%(a)	11/16/2026	6,152,195
1,300,000	Series 2025-8-A1	4.32	%(a)	12/15/2026	1,300,334
	RCKT Mortgage Trust
3,165,188	Series 2025-2A-A	4.48	%(a)	11/27/2034	3,168,939
850,000	Series 2025-2A-B	4.60	%(a)	11/27/2034	851,603
8,500,000	Series 2025-2A-C	4.95	%(a)	11/27/2034	8,511,674
	Reach Financial LLC
1,481,807	Series 2025-2A-A	4.93	%(a)	08/18/2032	1,488,098
	Santander Consumer USA Holdings, Inc.
4,250,000	Series 2024-5-C	4.78%		01/15/2031	4,285,323
	SCCU Auto Receivables Trust
1,149,727	Series 2024-1A-A2	5.45	%(a)	12/15/2027	1,150,638
	Sierra Timeshare Conduit Receivables Funding LLC
494,788	Series 2021-2A-C	1.95	%(a)	09/20/2038	492,507
	Slam Ltd.
9,197,161	Series 2024-1A-A	5.34	%(a)	09/15/2049	9,262,359
	SLM Student Loan Trust
3,463,530	Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor)	4.27%		06/15/2039	3,341,281
2,026,685	Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor)	4.25%		12/15/2039	1,979,820
	SOFI Alternative Trust
639,824	Series 2021-1-PT1	9.72	%(a)(b)	05/25/2030	621,449
287,405	Series 2021-2-A	1.25	%(a)	08/15/2030	287,355
1,481,771	Series 2021-3-A	1.50	%(a)	11/15/2030	1,477,550
	SoFi Consumer Loan Program Trust
7,242,032	Series 2025-1-A	4.80	%(a)	02/27/2034	7,270,291
12,000,000	Series 2025-2-B	4.97	%(a)	06/25/2034	12,127,902
3,246,168	Series 2025-3-A	4.47	%(a)	08/15/2034	3,256,361
10,250,000	Series 2025-3-B	4.67	%(a)	08/15/2034	10,291,349
9,295,564	Series 2025-4-A	4.24	%(a)	08/25/2035	9,308,024
	SoFi Professional Loan Program LLC
333,740	Series 2018-D-A2FX	3.60	%(a)	02/25/2048	332,000
2,456,276	Series 2020-C-AFX	1.95	%(a)	02/15/2046	2,318,032
	Switch Ltd.
4,410,000	Series 2025-2A-A21	5.12	%(a)	10/25/2055	4,410,491
	TAL Advantage LLC
2,243,750	Series 2020-1A-A	2.05	%(a)	09/20/2045	2,150,266
	Tesla Sustainable Energy Trust
16,245,953	Series 2024-1A-A2	5.08	%(a)	06/21/2050	16,324,701
	Textainer Ltd.
660,000	Series 2021-3A-A	1.94	%(a)	08/20/2046	592,811
	Toyota Lease Owner Trust
17,150,000	Series 2024-B-A4	4.25	%(a)	01/22/2029	17,212,927

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	UPCL
4,995,248	Series 2023-1-A-A	7.65	%(c)	04/22/2030	5,058,188
	Upgrade Master Pass-Thru Trust
114,231	Series 2021-PT3-A	15.69	%(a)(b)	07/15/2027	108,848
9,067,511	Series 2025-ST2-A	6.11	%(a)	06/15/2032	9,183,568
6,665,982	Series 2025-ST6-A	4.61	%(a)	10/15/2032	6,679,551
11,139,259	Series 2025-ST7-A	4.55	%(a)	11/15/2032	11,136,651
	Upgrade Receivables Trust
196,910	Series 2024-1A-A	5.37	%(a)	02/18/2031	196,961
	Upstart Securitization Trust
728,093	Series 2023-3-A	6.90	%(a)	10/20/2033	730,633
4,132,715	Series 2024-1-A	5.33	%(a)	11/20/2034	4,150,268
9,160,385	Series 2025-1-A	5.45	%(a)	04/20/2035	9,224,222
6,602,598	Series 2025-2-A2	5.22	%(a)	06/20/2035	6,637,352
6,250,000	Series 2025-3-A2	4.60	%(a)	09/20/2035	6,266,014
6,881,796	Series 2025-4-A1	4.34	%(a)	11/20/2026	6,885,210
	Wendy's SPV Guarantor LLC
4,621,619	Series 2018-1A-A2II	3.88	%(a)	03/15/2048	4,547,966
	Westgate Resorts LLC
1,038,780	Series 2022-1A-C	2.49	%(a)	08/20/2036	1,030,301
	Total Asset Backed Obligations (Cost $483,552,492)				485,482,425
COLLATERALIZED LOAN OBLIGATIONS - 11.4%
	Allegro CLO Ltd.
7,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.06	%(a)	04/20/2038	7,000,598
	Apidos CLO
10,000,000	Series 2022-39A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	5.40	%(a)	10/21/2038	10,024,233
	Bain Capital Credit CLO
20,000,000	Series 2022-6A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.23	%(a)	01/22/2038	20,082,400
10,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.20	%(a)	01/21/2038	10,042,260
	Battalion CLO Ltd.
22,000,000	Series 2021-20A-AR (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.12	%(a)	04/15/2038	22,041,538
	Benefit Street Partners CLO Ltd.
25,000,000	Series 2023-32A-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)	5.07	%(a)	10/25/2038	25,024,353
15,000,000	Series 2024-37A-A (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.21	%(a)	01/25/2038	15,057,255
	BlueMountain CLO Ltd.
22,000,000	Series 2021-31A-A1R (3 mo. Term SOFR + 1.10%, 1.10% Floor)	5.25	%(a)	04/19/2034	22,001,760
	Bridge Street CLO Ltd.
24,000,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.49%, 1.23% Floor)	5.38	%(a)	07/20/2034	24,001,200
6,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.10	%(a)	04/20/2038	6,012,305
	Capital Four US CLO Ltd.
15,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.36	%(a)	01/18/2035	15,017,854
	Carlyle Global Market Strategies
15,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.24	%(a)	01/20/2038	15,062,612
10,000,000	Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	5.13	%(a)	10/15/2038	10,024,250
	CBAM Ltd.
10,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.27	%(a)	01/20/2038	10,044,662
10,000,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	5.33	%(a)	07/17/2034	10,010,832
	Cedar Funding Ltd.
20,000,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.30	%(a)	07/20/2037	20,075,140
	CIFC Funding Ltd.
10,000,000	Series 2021-5A-A1R (3 mo. Term SOFR + 1.26%, 1.26% Floor)	5.16	%(a)	01/15/2038	10,028,160

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Clover CLO
20,000,000	Series 2018-1A-A1RR (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.41	%(a)	04/20/2037	20,077,178
	Crown City CLO
18,000,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.32	%(a)	07/20/2034	18,016,304
	Eldridge CLO Ltd.
15,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.25	%(a)	10/20/2038	15,048,600
	Elmwood CLO Ltd.
10,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.46%, 1.46% Floor)	5.34	%(a)	04/18/2037	10,039,100
	Generate CLO Ltd.
46,500,000	Series 9A-AR (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.23	%(a)	01/20/2038	46,679,397
	Greenacre Park CLO LLC
5,240,000	Series 2021-2A-AR (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.25	%(a)	07/20/2037	5,261,194
	Halsey Point CLO Ltd.
52,000,000	Series 2021-5A-A1A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.31	%(a)	01/30/2035	52,061,537
	Katayma CLO Ltd.
22,500,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.53	%(a)	04/20/2037	22,589,316
	Magnetite CLO Ltd.
30,000,000	Series 2022-35A-A1RR (3 mo. Term SOFR + 1.20%, 1.20% Floor)	4.92	%(a)	01/25/2039	30,000,000
	MP CLO Ltd.
15,000,000	Series 2015-2A-ARR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.32	%(a)	04/28/2034	15,016,973
	OCP CLO Ltd.
3,000,000	Series 2020-20A-A1R (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.41	%(a)	04/18/2037	3,011,435
28,000,000	Series 2024-32A-A1 (3 mo. Term SOFR + 1.52%, 1.52% Floor)	5.38	%(a)	04/23/2037	28,104,835
	Octagon Credit Investors LLC
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.06	%(a)	01/22/2038	10,004,045
	OHA Credit Funding
9,000,000	Series 2020-7A-A1R2 (3 mo. Term SOFR + 1.28%, 1.28% Floor)	5.16	%(a)	07/19/2038	9,029,142
	OHA Credit Funding Ltd.
15,000,000	Series 2023-16RA-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.08	%(a)	10/20/2038	15,015,762
	Regatta Funding Ltd.
11,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.39	%(a)	04/26/2037	11,044,423
	Romark LLC
3,374,403	Series 2018-1A-A1 (3 mo. Term SOFR + 1.29%, 0.00% Floor)	5.18	%(a)	04/20/2031	3,376,687
	Sound Point CLO Ltd.
5,733,248	Series 2014-2RA-A (3 mo. Term SOFR + 1.51%, 1.25% Floor)	5.40	%(a)	10/20/2031	5,741,395
25,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.32	%(a)	07/20/2034	25,022,653
	Steele Creek CLO Ltd.
21,670,234	Series 2019-2A-ARR (3 mo. Term SOFR + 1.00%, 1.00% Floor)	4.90	%(a)	07/15/2032	21,674,676
	Storm King Park CLO Ltd.
9,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.26	%(a)	10/15/2037	9,036,838
	Texas Debt Capital CLO Ltd.
10,500,000	Series 2023-1A-A1R (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.18	%(a)	07/20/2038	10,538,866
	Trestles CLO LLC
20,000,000	Series 2021-4A-AR1 (3 mo. Term SOFR + 1.28%, 1.28% Floor)	5.07	%(a)	10/30/2038	20,061,162
	Trestles LLC
10,000,000	Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.04	%(a)	04/25/2038	10,000,770
	Trimaran CAVU LLC
10,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.36	%(a)	01/18/2035	10,010,433
	Vibrant CLO Ltd.
10,000,000	Series 2021-13A-A1R (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.30	%(a)	01/15/2038	10,042,260
20,000,000	Series 2024-4RA-A1A (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.31	%(a)	10/20/2037	20,075,800

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Voya CLO Ltd.
3,500,000	Series 2023-1A-A1R (3 mo. Term SOFR + 1.21%, 1.21% Floor)	4.96	%(a)	01/20/2039	3,503,920
	Warwick Capital CLO Ltd.
10,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.28	%(a)	07/20/2037	10,043,280
	Wellington Management CLO 3 Ltd.
4,000,000	Series 2025-4A-A (3 mo. Term SOFR + 1.15%, 1.15% Floor)	5.03	%(a)	04/18/2038	3,997,117
	Total Collateralized Loan Obligations (Cost $724,219,149)				725,676,510
FOREIGN CORPORATE BONDS - 6.4%
1,683,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	1,551,804
3,300,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	3,243,481
4,300,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	4,269,604
5,781,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.45%		04/15/2027	5,940,697
2,487,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%		06/06/2028	2,577,800
4,881,222	AL Candelaria Spain SA	7.50%		12/15/2028	4,950,242
4,100,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	3,979,412
3,300,000	Antofagasta PLC	2.38%		10/14/2030	2,996,578
4,584,000	Ashtead Capital, Inc.	4.25	%(a)	11/01/2029	4,535,469
4,518,000	Avilease Capital Ltd.	4.75	%(a)	11/12/2030	4,485,516
4,353,000	Avolon Holdings Funding Ltd.	6.38	%(a)	05/04/2028	4,537,175
4,944,000	Avolon Holdings Funding Ltd.	5.38	%(a)	05/30/2030	5,081,552
9,131,000	BAE Systems PLC	3.40	%(a)	04/15/2030	8,830,769
8,300,000	Banco de Bogota SA	6.25%		05/12/2026	8,341,558
7,900,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25	%(a)	09/30/2031	7,795,914
1,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	1,776,284
6,250,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	6,235,000
6,000,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%		04/30/2035	6,307,500
5,650,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander (5 yr. CMT Rate + 3.00%)	7.53%		10/01/2028	6,067,389
1,890,000	Bank of Ireland Group PLC (SOFR + 1.62%)	5.60	%(a)	03/20/2030	1,964,259
6,181,000	Bank of Montreal (SOFR + 1.25%)	4.64%		09/10/2030	6,262,860
7,411,000	Banque Federative du Credit Mutuel SA	4.59	%(a)	10/16/2028	7,492,572
267,000	BAT Capital Corp.	4.91%		04/02/2030	273,021
3,715,000	BAT International Finance PLC	1.67%		03/25/2026	3,694,809
4,361,000	BAT International Finance PLC	5.93%		02/02/2029	4,582,368
9,400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	9,391,361
5,828,000	BPCE SA (SOFR + 1.68%)	5.88	%(a)	01/14/2031	6,093,635
3,200,000	BRF GmbH	4.35%		09/29/2026	3,172,876
5,322,000	CaixaBank SA (SOFR + 2.70%)	6.21	%(a)	01/18/2029	5,534,424
10,701,000	Canadian Pacific Railway Co.	4.80%		03/30/2030	10,953,318
5,300,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(d)	06/08/2026	5,302,663
4,500,000	Cemex SAB de CV	5.45%		11/19/2029	4,559,544
4,400,000	Cencosud SA	4.38%		07/17/2027	4,404,408
10,669,176	Chile Electricity PEC SpA	0.00	%(a)	01/25/2028	9,615,595
808,500	Cometa Energia SAB de CV	6.38%		04/24/2035	848,473
7,500,000	Cosan Luxembourg SA	5.50%		09/20/2029	7,351,613
5,836,000	Credit Agricole SA (SOFR + 1.13%)	5.23	%(a)	01/09/2029	5,962,041
3,910,000	Daimler Truck Finance North America LLC	4.30	%(a)	08/12/2027	3,929,369
9,700,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	9,639,035
1,715,000	Diageo Investment Corp.	5.13%		08/15/2030	1,777,595

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
597,011	Digicel Group Holdings Ltd.	0.00	%(a)(c)	12/31/2030	28,009
191,724	Digicel Group Holdings Ltd.	0.00	%(a)(c)	12/31/2030	1,282
6,130,000	Element Fleet Management Corp.	6.32	%(a)	12/04/2028	6,467,851
5,076,000	Element Fleet Management Corp.	5.04	%(a)	03/25/2030	5,190,332
1,155,200	Empresa Electrica Angamos SA	4.88%		05/25/2029	1,058,995
1,287,600	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	1,279,536
2,400,000	Enbridge, Inc.	6.00%		11/15/2028	2,522,992
4,643,000	Enel Finance International NV	5.13	%(a)	06/26/2029	4,767,284
4,508,000	Enel Finance International NV	4.38	%(a)	09/30/2030	4,492,456
1,350,000	Freeport Indonesia PT	4.76	%(a)	04/14/2027	1,359,067
5,700,000	Freeport Indonesia PT	4.76%		04/14/2027	5,738,281
4,550,000	Freeport-McMoRan, Inc.	5.00%		09/01/2027	4,551,583
638,620	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	623,313
7,970,173	GNL Quintero SA	4.63%		07/31/2029	7,978,923
2,200,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	2,313,842
918,000	Grupo de Inversiones Suramericana SA	5.50%		04/29/2026	917,096
5,672,205	Guara Norte Sarl	5.20%		06/15/2034	5,541,099
320,000	HSBC Holdings PLC (SOFR + 1.04%)	4.92%		11/19/2028	321,426
5,576,000	Imperial Brands Finance PLC	4.50	%(a)	06/30/2028	5,622,190
2,900,000	InRetail Consumer	3.25%		03/22/2028	2,834,490
2,668,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	2,663,030
3,600,000	Itaú Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%		04/15/2031	3,592,294
3,857,250	JSW Hydro Energy Ltd.	4.13%		05/18/2031	3,592,109
3,200,000	JSW Infrastructure Ltd.	4.95%		01/21/2029	3,209,602
1,452,987	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	1,421,764
6,346,639	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	6,454,767
5,130,000	Millicom International Cellular SA	5.13%		01/15/2028	5,123,747
2,391,300	Millicom International Cellular SA	6.25%		03/25/2029	2,414,909
5,397,596	Minejesa Capital BV	4.63%		08/10/2030	5,381,987
4,300,000	Minerva Luxembourg SA	5.88%		01/19/2028	4,297,389
1,013,917	Mong Duong Finance Holdings BV	5.13%		05/07/2029	1,003,641
4,927,613	MV24 Capital BV	6.75%		06/01/2034	4,894,500
460,000	Nationwide Building Society (SOFR + 1.91%)	6.56	%(a)	10/18/2027	468,768
6,200,000	NatWest Group PLC (1 yr. CMT Rate + 1.22%)	4.96%		08/15/2030	6,330,002
2,600,000	NBM US Holdings, Inc.	7.00%		05/14/2026	2,604,901
4,800,000	NBM US Holdings, Inc.	6.63%		08/06/2029	4,862,232
547,000	Nexa Resources SA	6.50%		01/18/2028	560,800
5,047,000	Nutrien Ltd.	4.90%		03/27/2028	5,142,866
3,430,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	4.30%		08/19/2028	3,443,481
9,100,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%		06/15/2032	9,138,448
3,778,494	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	3,879,360
2,650,000	Raizen Fuels Finance SA	5.30%		01/20/2027	2,561,799
1,907,000	Reliance Industries Ltd.	3.67%		11/30/2027	1,892,016
6,423,000	Rio Tinto Finance USA PLC	4.88%		03/14/2030	6,602,002
9,897,000	Royal Bank of Canada (SOFR + 0.86%)	4.82%		10/18/2028	9,946,301
12,160,000	SK Hynix, Inc.	4.25	%(a)	09/11/2028	12,203,001
1,814,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	1,810,789
1,570,000	UBS Group AG (1 yr. CMT Rate + 1.60%)	6.33	%(a)	12/22/2027	1,603,083
3,950,000	Ultrapar International SA	5.25%		10/06/2026	3,954,149
200,000	Ultrapar International SA	5.25%		06/06/2029	200,039
7,600,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	7,562,035
2,000,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%		10/14/2031	1,964,216
5,100,000	Wipro IT Services LLC	1.50%		06/23/2026	5,034,506
	Total Foreign Corporate Bonds (Cost $398,946,436)				405,734,163

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 2.2%
450,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88	%(a)	05/07/2030	466,290
5,486,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	5,404,699
7,576,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	7,538,018
10,042,893	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	8,237,683
4,000,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	4,002,863
2,500,000	Brazilian Government International Bond	4.50%		05/30/2029	2,483,125
2,242,870	Chile Electricity Lux MPC Sarl	6.01%		01/20/2033	2,359,300
3,900,000	Comision Federal de Electricidad	4.69%		05/15/2029	3,865,835
4,900,000	Comision Federal de Electricidad	5.70	%(a)	01/24/2030	4,992,610
4,200,000	Corp. Nacional del Cobre de Chile	3.63%		08/01/2027	4,160,210
3,000,000	Corp. Nacional del Cobre de Chile	3.00%		09/30/2029	2,849,346
1,900,000	Dominican Republic International Bond	5.95%		01/25/2027	1,922,895
7,300,000	Dominican Republic International Bond	5.50%		02/22/2029	7,406,580
6,000,000	Guatemala Government Bond	4.50%		05/03/2026	6,000,000
3,200,000	Guatemala Government Bond	5.25%		08/10/2029	3,247,200
4,650,701	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	4,841,895
5,100,000	Mexico City Airport Trust	3.88%		04/30/2028	4,991,335
3,300,000	Mexico Government International Bond	5.00%		05/07/2029	3,359,400
2,400,000	MISC Capital Two Labuan Ltd.	3.75%		04/06/2027	2,385,518
3,300,000	Morocco Government International Bond	2.38%		12/15/2027	3,169,600
2,800,000	OCP SA	6.10%		04/30/2030	2,928,030
1,000,000	Oleoducto Central SA	4.00%		07/14/2027	987,401
6,600,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	6,580,550
1,136,000	Paraguay Government International Bond	5.00%		04/15/2026	1,141,680
4,358,000	Paraguay Government International Bond	4.70%		03/27/2027	4,395,043
2,100,000	Paraguay Government International Bond	4.95%		04/28/2031	2,135,175
9,600,000	Pertamina Persero PT	1.40%		02/09/2026	9,564,518
9,500,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	9,484,731
3,000,000	Peruvian Government International Bond	2.84%		06/20/2030	2,829,000
1,600,000	Petrobras Global Finance BV	7.38%		01/17/2027	1,654,452
5,500,000	Petrobras Global Finance BV	6.00%		01/27/2028	5,608,358
400,000	Petrobras Global Finance BV	5.13%		09/10/2030	392,472
6,900,000	TNB Global Ventures Capital Bhd	3.24%		10/19/2026	6,859,105
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $135,874,415)				138,244,917
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 13.3%
	1211 Avenue of the Americas Trust
6,460,000	Series 2015-1211-A1A2	3.90	%(a)	08/10/2035	6,255,703
	280 Park Avenue Mortgage Trust
9,530,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	4.96	%(a)	09/15/2034	9,501,436
	ACREC Trust
3,078,079	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.00	%(a)	10/16/2036	3,081,932
9,630,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.04	%(a)	08/18/2042	9,641,989
	ACRES Commercial Realty Ltd.
11,260,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)	5.35	%(a)	08/18/2040	11,301,245
	Arbor Multifamily Mortgage Securities Trust
14,340,000	Series 2021-MF2-A2	2.02	%(a)	06/15/2054	14,160,011
46,863	Series 2021-MF3-A1	1.07	%(a)	10/15/2054	46,331
	Arbor Realty Trust, Inc.
9,320,975	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.21	%(a)	11/15/2036	9,332,710
7,270,995	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.43	%(a)	01/15/2037	7,280,316
13,000,000	Series 2025-FL1-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.09	%(a)	01/20/2043	13,010,933
	ARDN Mortgage Trust
5,250,000	Series 2025-ARCP-A (1 mo. Term SOFR + 1.75%, 1.75% Floor)	5.50	%(a)	06/15/2035	5,267,076

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	AREIT Trust
3,723,941	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	5.19	%(a)	01/20/2037	3,730,037
14,630,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.35	%(a)	12/17/2029	14,673,422
11,060,000	Series 2025-CRE11-A (1 mo. Term SOFR + 1.55%, 1.55% Floor)	5.55	%(a)	07/25/2043	11,087,606
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
19,485,258	Series 2016-UB10-XA	1.71	%(b)(e)	07/15/2049	195
	BANK
63,938,753	Series 2017-BNK5-XA	0.94	%(b)(e)	06/15/2060	704,906
76,074,441	Series 2017-BNK6-XA	0.76	%(b)(e)	07/15/2060	614,065
20,783,742	Series 2019-BN20-XA	0.81	%(b)(e)	09/15/2062	531,058
182,995,693	Series 2020-BN26-XA	1.19	%(b)(e)	03/15/2063	6,735,230
3,021,000	Series 2021-BN34-ASB	2.19%		06/15/2063	2,868,639
1,447,175	Series 2024-BNK48-A1	4.33%		10/15/2057	1,448,719
	BANK5 Trust
2,502,824	Series 2023-5YR2-A1	6.20%		07/15/2056	2,552,237
5,222,247	Series 2023-5YR4-A3	6.50%		12/15/2056	5,498,170
4,871,806	Series 2024-5YR5-A3	5.70%		02/15/2029	5,053,250
2,474,806	Series 2024-5YR8-A1	5.19%		08/15/2057	2,516,014
5,000,000	Series 2024-5YR8-A3	5.88%		08/15/2057	5,239,904
2,634,993	Series 2025-5YR14-A1	4.82%		04/15/2058	2,660,079
61,769,250	Series 2025-5YR19-XA	1.13	%(b)(e)	12/15/2058	3,093,713
	BBCMS Trust
70,355,624	Series 2017-C1-XA	1.44	%(b)(e)	02/15/2050	646,174
111,371,410	Series 2020-C6-XA	1.02	%(b)(e)	02/15/2053	3,730,107
59,000,000	Series 2020-C6-XB	0.65	%(b)(e)	02/15/2053	1,534,212
526,627	Series 2024-5C31-A1	4.88%		12/15/2057	532,529
2,291,257	Series 2025-5C33-A1	4.97%		03/15/2058	2,326,575
	BDS Ltd.
14,000,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.31	%(a)	09/19/2039	14,046,718
13,400,000	Series 2025-FL15-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.13	%(a)	03/19/2043	13,432,964
10,030,000	Series 2025-FL16-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.40	%(a)	07/19/2043	10,043,851
	Benchmark Mortgage Trust
734,992	Series 2018-B1-ASB	3.60	%(b)	01/15/2051	730,586
80,502,239	Series 2018-B1-XA	0.52	%(b)(e)	01/15/2051	795,209
8,474,037	Series 2019-B14-A2	2.91%		12/15/2062	8,222,876
168,827,883	Series 2020-B16-XA	0.91	%(b)(e)	02/15/2053	4,780,784
245,954	Series 2020-B22-A2	1.16%		01/15/2054	245,470
35,720,000	Series 2020-IG1-XB	0.13	%(b)(e)	09/15/2043	202,997
79,325	Series 2022-B32-A1	1.81%		01/15/2055	78,371
1,144,707	Series 2023-B39-A1	6.04%		07/15/2056	1,158,197
586,896	Series 2023-V2-A1	5.85%		05/15/2055	589,904
13,806,000	Series 2024-V5-A3	5.81%		01/10/2057	14,374,781
857,990	Series 2024-V8-A1	5.51%		07/15/2057	873,362
1,588,907	Series 2025-V18-A1	4.29%		10/15/2058	1,590,741
38,247,000	Series 2025-V19-XA	1.10	%(b)(e)	01/15/2058	1,847,716
	Blackstone Mortgage Trust, Inc.
11,953,833	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	4.90	%(a)	05/15/2038	11,940,707
	BMO Mortgage Trust
1,023,274	Series 2023-C4-A1	5.29%		02/15/2056	1,027,587
1,310,009	Series 2023-C5-A1	5.74%		06/15/2056	1,324,621
733,648	Series 2024-5C4-A1	6.02%		05/15/2057	751,940
766,240	Series 2024-5C6-A1	4.59%		09/15/2057	769,196
4,486,000	Series 2024-5C6-A2	4.87%		09/15/2057	4,549,995
2,668,736	Series 2025-C11-A1	4.97%		02/15/2058	2,716,122
	BPR Trust
9,000,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	4.92	%(a)	09/15/2038	8,999,111
	BrightSpire Capital, Inc.
7,248,323	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.00	%(a)	08/19/2038	7,240,060
6,000,000	Series 2021-FL1-AS (1 mo. Term SOFR + 1.71%, 1.60% Floor)	5.45	%(a)	08/19/2038	5,989,068

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
11,380,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	5.68	%(a)	08/19/2037	11,395,078
	BSPRT Co.-Issuer LLC
9,026,466	Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.01	%(a)	09/15/2035	9,053,401
5,000,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	6.61	%(a)	09/15/2035	5,015,760
	BX Trust
1,722,925	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	4.59	%(a)	10/15/2036	1,722,200
1,110,171	Series 2021-ACNT-A (1 mo. Term SOFR + 0.96%, 0.85% Floor)	4.71	%(a)	11/15/2038	1,109,744
848,728	Series 2021-BXMF-A (1 mo. Term SOFR + 0.75%, 0.64% Floor)	4.50	%(a)	10/15/2026	847,611
1,671,326	Series 2021-CIP-B (1 mo. Term SOFR + 1.39%, 1.27% Floor)	5.14	%(a)	12/15/2038	1,670,243
1,281,112	Series 2021-LBA-BV (1 mo. Term SOFR + 1.16%, 1.05% Floor)	4.92	%(a)	02/15/2036	1,279,769
9,310,000	Series 2021-LGCY-B (1 mo. Term SOFR + 0.97%, 0.86% Floor)	4.72	%(a)	10/15/2036	9,284,516
1,819,000	Series 2021-PAC-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	4.55	%(a)	10/15/2036	1,814,097
9,108,421	Series 2021-RISE-A (1 mo. Term SOFR + 0.86%, 0.75% Floor)	4.61	%(a)	11/15/2036	9,103,801
3,349,066	Series 2021-SDMF-A (1 mo. Term SOFR + 0.70%, 0.59% Floor)	4.45	%(a)	09/15/2034	3,341,679
8,532,000	Series 2021-VIEW-A (1 mo. Term SOFR + 1.39%, 1.28% Floor)	5.14	%(a)	06/15/2036	8,523,212
5,393,550	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	4.55	%(a)	10/15/2038	5,393,248
3,357,550	Series 2021-XL2-B (1 mo. Term SOFR + 1.11%, 1.00% Floor)	4.86	%(a)	10/15/2038	3,356,942
3,101,000	Series 2021-XL2-C (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.06	%(a)	10/15/2038	3,099,894
5,909,000	Series 2022-LBA6-A (1 mo. Term SOFR + 1.00%, 1.00% Floor)	4.75	%(a)	01/15/2039	5,908,308
646,204	Series 2022-LP2-A (1 mo. Term SOFR + 1.01%, 1.01% Floor)	4.76	%(a)	02/15/2039	645,562
6,420,508	Series 2025-BCAT-A (1 mo. Term SOFR + 1.38%, 1.38% Floor)	5.13	%(a)	08/15/2042	6,437,374
10,080,684	Series 2025-ROIC-C (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.29	%(a)	03/15/2030	10,058,306
	BXMT Ltd.
133,423	Series 2020-FL2-A (1 mo. Term SOFR + 1.26%, 1.26% Floor)	5.00	%(a)	02/15/2038	133,259
	BXP Trust
3,625,000	Series 2017-GM-A	3.38	%(a)	06/13/2039	3,560,724
	Cantor Commercial Real Estate Lending LP
4,030,097	Series 2019-CF1-A2	3.62%		05/15/2052	3,982,065
	CFCRE Commercial Mortgage Trust
42,452,000	Series 2017-C8-XB	0.89	%(b)(e)	06/15/2050	433,724
	CFK Trust
116,365,000	Series 2020-MF2-X	0.77	%(a)(b)(e)	03/15/2039	706,033
	Citigroup Commercial Mortgage Trust
1,296,157	Series 2016-C2-A4	2.83%		08/10/2049	1,285,112
8,870,106	Series 2016-GC36-XA	1.00	%(b)(e)	02/10/2049	89
1,261,402	Series 2016-P3-A3	3.06%		04/15/2049	1,259,192
33,286,141	Series 2016-P3-XA	1.64	%(b)(e)	04/15/2049	17,818
6,290,275	Series 2017-P7-A3	3.44%		04/14/2050	6,248,648
850,000	Series 2023-SMRT-B	5.85	%(a)(b)	10/12/2040	871,405
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,007,315	Series 2016-C3-A4	2.63%		08/10/2049	1,002,478
700,000	Series 2016-C3-A5	2.89%		08/10/2049	694,746
19,423,199	Series 2017-CD4-XA	1.21	%(b)(e)	05/10/2050	191,829
1,467,200	Series 2020-C9-ASB	1.88%		08/15/2053	1,399,524
	Commercial Mortgage Pass Through Certificates
7,425,302	Series 2013-CR12-XA	0.51	%(b)(e)	10/10/2046	74
988,643	Series 2016-COR1-A3	2.83%		10/10/2049	981,438
500,000	Series 2016-COR1-A4	3.09%		10/10/2049	494,768
8,000,000	Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)	5.05	%(a)	09/15/2033	7,402,818
	Commercial Mortgage Trust
49,110	Series 2021-PF1-A1	1.12%		11/15/2054	48,452
	Computershare Corporate Trust
4,899,004	Series 2019-C50-A4	3.47%		05/15/2052	4,810,445

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
152,808,741	Series 2019-C51-XA	1.26	%(b)(e)	06/15/2052	5,508,144
4,408,169	Series 2020-C57-ASB	1.91%		08/15/2053	4,234,486
10,737,644	Series 2021-C60-A2	2.04%		08/15/2054	10,576,486
1,294,106	Series 2021-SAVE-A (1 mo. Term SOFR + 1.36%, 1.15% Floor)	5.12	%(a)	02/15/2040	1,294,872
731,009	Series 2024-C63-A1	4.89%		08/15/2057	739,881
91,913	Series 2025-5C5-A1	4.72%		07/15/2058	93,065
	CSAIL Commercial Mortgage Trust
85,070,243	Series 2017-C8-XA	1.05	%(b)(e)	06/15/2050	819,618
2,913,343	Series 2017-CX9-A4	3.18%		09/15/2050	2,868,351
9,687,534	Series 2017-CX9-XA	0.58	%(b)(e)	09/15/2050	47,413
	DBGS Mortgage Trust
4,060,000	Series 2021-W52-A (1 mo. Term SOFR + 1.66%, 1.40% Floor)	5.41	%(a)	10/15/2039	4,059,473
	Del Amo Fashion Center Trust
6,850,000	Series 2017-AMO-A	3.64	%(a)(b)	06/05/2035	6,665,638
	EQUS Mortgage Trust
10,565,761	Series 2021-EQAZ-A (1 mo. Term SOFR + 1.02%, 0.76% Floor)	4.77	%(a)	10/15/2038	10,567,174
	Franklin BSP Realty Trust, Inc.
2,552,339	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.48	%(a)	02/15/2037	2,555,714
	FS RIALTO
6,485,629	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.07	%(a)	05/16/2038	6,492,225
3,890,225	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.10	%(a)	11/16/2036	3,896,948
11,690,000	Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.12	%(a)	08/19/2042	11,717,974
	Granite Point Mortgage Trust, Inc.
1,601,718	Series 2021-FL3-A (1 mo. Term SOFR + 1.61%, 1.36% Floor)	5.35	%(a)	07/16/2035	1,604,639
1,070,000	Series 2021-FL3-AS (1 mo. Term SOFR + 1.96%, 1.71% Floor)	5.70	%(a)	07/16/2035	1,071,846
10,809,513	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.20	%(a)	12/15/2036	10,837,726
	Great Wolf Trust
4,500,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	5.44	%(a)	05/15/2041	4,518,049
8,950,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.29	%(a)	03/15/2039	8,973,664
	Greystone Commercial Real Estate Notes
1,443,096	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	4.88	%(a)	07/15/2039	1,446,170
	GS Mortgage Securities Corp. II
637,193	Series 2013-GC13-AS	3.86	%(a)(b)	07/10/2046	629,505
102,593,981	Series 2017-GS6-XA	0.99	%(b)(e)	05/10/2050	1,132,104
118,847,041	Series 2017-GS7-XA	1.02	%(b)(e)	08/10/2050	1,377,580
131,961,921	Series 2017-GS8-XA	0.93	%(b)(e)	11/10/2050	1,539,877
2,615,000	Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)	4.95	%(a)	07/15/2031	2,031,226
50,518,906	Series 2019-GC42-XA	0.80	%(b)(e)	09/10/2052	1,238,602
7,995,787	Series 2020-GC45-AAB	2.84%		02/13/2053	7,810,975
6,615,000	Series 2023-SHIP-A	4.32	%(a)(b)	09/10/2038	6,606,150
	Hilton USA Trust
2,300,000	Series 2016-HHV-A	3.72	%(a)	11/05/2038	2,284,772
	INCREF LLC
13,858,000	Series 2025-FL1-A (1 mo. Term SOFR + 1.73%, 1.73% Floor)	5.46	%(a)	10/19/2042	13,903,579
	JP Morgan Chase Commercial Mortgage Securities
52,029,416	Series 2016-JP4-XA	0.56	%(b)(e)	12/15/2049	138,736
1,141,000	Series 2019-COR5-A3	3.12%		06/13/2052	1,103,745
22,608,814	Series 2019-COR5-XA	1.43	%(b)(e)	06/13/2052	808,923
1,318,468	Series 2019-UES-A	3.81	%(a)	05/05/2032	1,309,521
2,710,415	Series 2021-MHC-A (1 mo. Term SOFR + 1.16%, 0.80% Floor)	4.92	%(a)	04/15/2038	2,710,576
3,080,000	Series 2021-MHC-B (1 mo. Term SOFR + 1.41%, 1.05% Floor)	5.17	%(a)	04/15/2038	3,080,413
	JPMBB Commercial Mortgage Securities Trust
237,393	Series 2015-C27-A4	3.18%		02/15/2048	232,209
17,799,006	Series 2015-C32-XA	0.99	%(b)(e)	11/15/2048	178
128,121	Series 2016-C1-A5	3.58%		03/17/2049	127,888
	KREF
7,986,677	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	4.92	%(a)	02/15/2039	8,003,289

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,550,000	Series 2021-FL2-AS (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.15	%(a)	02/15/2039	5,551,804
11,380,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.50	%(a)	02/15/2039	11,359,994
8,065,955	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.18	%(a)	02/17/2039	8,076,312
	Ladder Capital Commercial Mortgage Securities LLC
714,153	Series 2017-LC26-A3	3.29	%(a)	07/12/2050	704,584
	LEX Mortgage Trust
2,760,000	Series 2024-BBG-A	4.87	%(a)(b)	10/13/2033	2,778,351
	LoanCore
2,041,735	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.16	%(a)	11/15/2038	2,045,240
3,064,346	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.49	%(a)	01/17/2037	3,068,419
14,630,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.12	%(a)	08/17/2042	14,650,233
14,000,000	Series 2025-CRE9-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.18	%(a)	08/18/2042	14,021,602
	LSTAR Commercial Mortgage Trust
46,240,677	Series 2017-5-X	0.87	%(a)(b)(e)	03/10/2050	261,833
	Lument Finance Trust, Inc.
14,690,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.55%, 1.55% Floor)	5.55	%(a)	07/21/2043	14,741,018
	Merit
2,440,000	Series 2022-MHIL-C (1 mo. Term SOFR + 1.26%, 1.26% Floor)	5.01	%(a)	01/15/2039	2,437,168
	MF1 Multifamily Housing Mortgage Loan Trust
1,031,596	Series 2021-FL7-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	4.93	%(a)	10/16/2036	1,032,566
12,643,000	Series 2021-FL7-AS (1 mo. Term SOFR + 1.56%, 1.45% Floor)	5.30	%(a)	10/16/2036	12,658,500
2,000,000	Series 2022-FL10-AS (1 mo. Term SOFR + 3.19%, 3.19% Floor)	6.92	%(a)	09/17/2037	2,003,286
8,142,392	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.08	%(a)	02/19/2037	8,152,529
10,093,498	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.88	%(a)	06/19/2037	10,110,849
8,290,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.42	%(a)	08/18/2041	8,320,507
14,630,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.05	%(a)	02/18/2040	14,669,325
	Morgan Stanley ABS Capital I, Inc.
6,500,238	Series 2024-NSTB-A	3.90	%(a)(b)	09/24/2057	6,423,955
	Morgan Stanley Bank of America Merrill Lynch Trust
10,785,723	Series 2012-CKSV-A2	3.28	%(a)	10/15/2030	10,391,939
308,463	Series 2025-C35-A1	4.61%		08/15/2058	310,833
	Morgan Stanley Capital I, Inc.
34,143	Series 2006-HQ10-X1	0.72	%(a)(b)(e)	11/12/2041	—
53,319,603	Series 2017-H1-XA	1.29	%(b)(e)	06/15/2050	666,314
742,549	Series 2017-HR2-A3	3.33%		12/15/2050	731,136
7,895,000	Series 2019-PLND-D (1 mo. Term SOFR + 1.86%, 1.75% Floor)	5.62	%(a)	05/15/2036	497,882
11,882,101	Series 2021-L6-A2	2.13	%(b)	06/15/2054	11,576,914
	MTN Commercial Mortgage Trust
1,250,000	Series 2022-LPFL-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.16	%(a)	03/15/2039	1,249,747
	Ready Capital Corp.
983,422	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.05	%(a)	11/25/2036	984,671
4,487,493	Series 2023-FL12-AS (1 mo. Term SOFR + 3.20%, 3.20% Floor)	6.93	%(a)	05/25/2038	4,521,221
	SCOTT Trust
3,290,000	Series 2023-SFS-AS	6.20	%(a)	03/10/2040	3,350,230
	SFO Commercial Mortgage Trust
8,333,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.01	%(a)	05/15/2038	8,321,115
	SREIT Trust
8,462,233	Series 2021-MFP-A (1 mo. Term SOFR + 0.85%, 0.73% Floor)	4.60	%(a)	11/15/2038	8,460,442
7,480,000	Series 2021-MFP2-B (1 mo. Term SOFR + 1.29%, 1.17% Floor)	5.04	%(a)	11/15/2036	7,479,823
	Starwood Property Trust, Inc.
5,570,318	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.05	%(a)	04/18/2038	5,577,515
5,293,640	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.33	%(a)	11/15/2038	5,300,231

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	TPG Real Estate Finance Issuer Ltd.
4,945,346	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.39	%(a)	02/15/2039	4,951,503
12,289,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.89	%(a)	02/15/2039	12,295,685
10,080,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.27	%(a)	09/18/2042	10,113,788
12,710,000	Series 2025-FL7-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.53	%(a)	06/18/2043	12,725,824
	UBS Commercial Mortgage Trust
43,964,157	Series 2017-C1-XA	1.45	%(b)(e)	06/15/2050	555,105
131,398	Series 2017-C2-A3	3.23%		08/15/2050	130,053
32,813	Series 2017-C2-ASB	3.26%		08/15/2050	32,654
80,317,338	Series 2017-C3-XA	1.07	%(b)(e)	08/15/2050	891,217
983,855	Series 2018-C11-ASB	4.12%		06/15/2051	982,495
368,543	Series 2018-C13-A3	4.07%		10/15/2051	366,985
91,734,630	Series 2018-C8-XA	0.81	%(b)(e)	02/15/2051	1,298,183
	VEGAS Trust
4,758,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	4,824,970
	Wells Fargo Commercial Mortgage Trust
1,446,632	Series 2024-5C1-A1	5.23%		07/15/2057	1,464,954
2,263,097	Series 2024-5C2-A1	5.05%		11/15/2057	2,286,371
2,925,055	Series 2025-5C3-A1	5.19%		01/15/2058	2,954,862
800,000	Series 2025-AGLN-A (1 mo. Term SOFR + 1.64%, 1.64% Floor)	5.39	%(a)	07/15/2037	802,298
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $965,281,829)				845,389,282
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 14.5%
	Angel Oak Mortgage Trust LLC
12,192,724	Series 2021-7-A1	1.98	%(a)(b)	10/25/2066	10,682,579
9,473,082	Series 2025-10-A3	5.37	%(a)(f)	09/25/2070	9,497,435
3,767,366	Series 2025-7-A1	5.51	%(a)(f)	06/25/2070	3,807,079
	Arroyo Mortgage Trust
3,011,196	Series 2019-3-A2	3.21	%(a)(b)	10/25/2048	2,910,186
1,627,399	Series 2019-3-A3	3.42	%(a)(b)	10/25/2048	1,573,533
	Banc of America Mortgage Securities, Inc.
201,961	Series 2005-E-2A1	5.32	%(b)	06/25/2035	185,290
	Banco Santander SA
474,757	Series 2025-NQM4-A3	5.76	%(a)(f)	07/25/2065	477,259
5,522,649	Series 2025-NQM5-A3	5.47	%(a)(f)	08/25/2065	5,529,896
4,102,037	Series 2025-NQM6-A3	5.44	%(a)(f)	11/25/2065	4,107,756
	Barclays Mortgage Loan Trust
1,089,144	Series 2025-NQM3-A1	5.64	%(a)(b)	05/25/2065	1,097,252
7,854,962	Series 2025-NQM3-A3	5.95	%(a)(f)	05/25/2065	7,938,558
	BCAP LLC Trust
391,612	Series 2011-RR1-8A3	5.86	%(a)(b)	09/30/2056	273,671
	Bear Stearns Asset Backed Securities Trust
153,963	Series 2004-AC2-2A	5.00%		05/25/2034	127,143
	BRAVO Residential Funding Trust
1,507,438	Series 2020-RPL1-A1	2.50	%(a)(b)	05/26/2059	1,488,690
5,599,510	Series 2022-RPL1-A1	2.75	%(a)(b)	09/25/2061	5,170,872
	Carrington Mortgage Loan Trust
1,244,548	Series 2006-NC3-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 12.50% Cap)	4.15%		08/25/2036	1,211,728
	Chase Funding Mortgage Loan Asset-Backed Certificates
869,200	Series 2004-2-1A5	6.20	%(f)	02/26/2035	867,414
	Citigroup Mortgage Loan Trust, Inc.
182,853	Series 2006-AR1-2A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	6.05%		03/25/2036	185,833
1,151,008	Series 2020-EXP1-A1A	1.80	%(a)(b)	05/25/2060	1,090,937
	COLT Funding LLC
3,397,631	Series 2021-1R-A1	0.86	%(a)(b)	05/25/2065	3,117,213
3,678,264	Series 2021-5-A1	1.73	%(a)(b)	11/26/2066	3,353,777
11,392,677	Series 2021-RPL1-A1	1.67	%(a)(b)	09/25/2061	10,568,201
1,998,585	Series 2023-2-A1	6.60	%(a)(f)	07/25/2068	2,010,140
4,800,000	Series 2025-12-A3	5.39	%(a)(f)	01/26/2071	4,814,141

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Countrywide Home Loan Mortgage Pass Through Trust
162,873	Series 2004-HYB9-1A1	5.09	%(b)	02/20/2035	162,498
2,935,549	Series 2005-3-1A2 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	4.43%		04/25/2035	2,836,431
	Credit Suisse Management LLC
26,475	Series 2005-11-5A1	5.25%		06/25/2026	10,429
	Credit Suisse Mortgage Capital Certificates
1,220,793	Series 2021-NQM1-A2	0.99	%(a)(b)	05/25/2065	1,119,614
2,034,655	Series 2021-NQM1-A3	1.20	%(a)(b)	05/25/2065	1,874,549
6,099,389	Series 2021-NQM5-A3	1.35	%(a)(b)	05/25/2066	5,257,738
3,985,745	Series 2021-RPL4-A1	4.15	%(a)(b)	12/27/2060	3,973,342
14,604,667	Series 2022-NQM1-A1	2.27	%(a)(b)	11/25/2066	13,413,902
2,374,009	Series 2022-NQM5-A1	5.17	%(a)(b)	05/25/2067	2,374,172
7,100,611	Series 2022-RPL4-A1	3.90	%(a)(b)	04/25/2062	6,844,958
	Cross Mortgage Trust
2,495,384	Series 2024-H1-A1	6.09	%(a)(f)	12/25/2068	2,516,950
10,789,501	Series 2024-H5-A1	5.85	%(a)(f)	08/26/2069	10,900,015
6,116,439	Series 2025-H3-A1	5.88	%(a)(b)	04/25/2070	6,203,858
	Ellington Financial Mortgage Trust
4,000,000	Series 2025-NQM6-A3	5.40	%(a)(f)	12/25/2070	4,010,720
	Fannie Mae Connecticut Avenue Securities
2,888,806	Series 2023-R08-1M1 (30 day avg SOFR US + 1.50%, 0.00% Floor)	5.37	%(a)	10/25/2043	2,894,445
6,469,275	Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	4.92	%(a)	01/25/2044	6,463,498
6,619,113	Series 2024-R02-1M1 (30 day avg SOFR US + 1.10%, 0.00% Floor)	4.97	%(a)	02/25/2044	6,616,809
1,936,991	Series 2025-R04-1A1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	4.87	%(a)	05/25/2045	1,939,846
	First Horizon Asset Securities, Inc.
1,584,168	Series 2007-AR2-1A1	6.56	%(b)	08/25/2037	333,551
	Freddie Mac Structured Agency Credit Risk Debt Notes
610,972	Series 2022-DNA2-M1A (30 day avg SOFR US + 1.30%, 0.00% Floor)	5.17	%(a)	02/25/2042	611,269
11,146,134	Series 2024-DNA1-M1 (30 day avg SOFR US + 1.35%, 0.00% Floor)	5.22	%(a)	02/25/2044	11,153,678
5,295,557	Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.07	%(a)	05/25/2044	5,304,703
226,910	Series 2024-DNA3-M1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	4.87	%(a)	10/25/2044	226,849
11,373,465	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.07	%(a)	08/25/2044	11,385,689
14,177,392	Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	4.92	%(a)	01/25/2045	14,184,653
18,800,000	Series 2025-HQA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)	4.82	%(a)	02/25/2045	18,797,407
	GCAT
9,357,261	Series 2025-NQM1-A1	5.37	%(a)(f)	11/25/2069	9,424,706
	GS Mortgage-Backed Securities Trust
7,647,718	Series 2025-NQM3-A3	5.49	%(a)(f)	11/25/2065	7,690,626
5,657,268	Series 2025-NQM4-A3	5.46	%(a)(f)	10/25/2065	5,677,979
5,626,572	Series 2025-NQM5-A3	5.42	%(a)(f)	07/25/2065	5,647,005
	GSR Mortgage Loan Trust
2,386,641	Series 2005-9F-2A2	6.00%		01/25/2036	1,022,454
	HOMES Trust
9,600,348	Series 2023-NQM2-A1	6.46	%(a)(f)	02/25/2068	9,625,812
15,326,429	Series 2025-NQM2-A1	5.43	%(a)(f)	02/25/2070	15,437,923
9,015,892	Series 2025-NQM3-A1	5.63	%(a)(b)	02/25/2070	9,109,258
	JP Morgan Alternative Loan Trust
10,604	Series 2006-S4-A6	6.21	%(f)	12/25/2036	12,150
	JP Morgan Mortgage Trust
3,908,375	Series 2024-NQM1-A1	5.59	%(a)(f)	02/25/2064	3,942,521
6,641,934	Series 2025-NQM1-A1	5.59	%(a)(f)	06/25/2065	6,705,375
8,229,530	Series 2025-NQM2-A1	5.57	%(a)(b)	09/25/2065	8,309,124
8,596,201	Series 2025-NQM2-A2	5.77	%(a)(f)	09/25/2065	8,675,632
11,515,855	Series 2025-NQM2-A3	5.92	%(a)(f)	09/25/2065	11,618,350

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
16,116,660	Series 2025-NQM4-A3	5.26	%(a)(f)	03/25/2066	16,110,634
7,398,669	Series 2025-VIS3-A3	5.57	%(a)(f)	02/25/2066	7,433,733
	Legacy Mortgage Asset Trust
778,881	Series 2021-GS1-A1	5.89	%(a)(f)	10/25/2066	779,666
8,084,439	Series 2021-GS2-A1	5.75	%(a)(f)	04/25/2061	8,093,268
14,967,389	Series 2021-GS3-A1	5.75	%(a)(f)	07/25/2061	14,979,515
18,639,579	Series 2021-GS4-A1	5.65	%(a)(f)	11/25/2060	18,667,840
	Mastr Adjustable Rate Mortgages Trust
1,729,688	Series 2006-2-2A1	6.63	%(b)	04/25/2036	784,686
	MFRA Trust
7,446,051	Series 2021-NQM2-A1	1.03	%(a)(b)	11/25/2064	6,618,927
966,551	Series 2021-NQM2-A2	1.32	%(a)(b)	11/25/2064	865,840
8,311,898	Series 2025-NQM4-A3	5.69	%(a)(f)	08/25/2070	8,357,442
	MLCC Mortgage Investors, Inc.
142,874	Series 2005-3-2A	5.27	%(b)	11/25/2035	139,856
	Morgan Stanley Mortgage Loan Trust
7,105	Series 2004-1-1A1	5.00%		11/25/2033	5,084
	Morgan Stanley Residential Mortgage Loan Trust
5,107,726	Series 2025-NQM8-A3	5.42	%(a)(f)	09/25/2070	5,127,414
	New Residential Mortgage Loan Trust
5,316,176	Series 2024-NQM1-A1	6.13	%(a)(f)	03/25/2064	5,375,348
	OBX Trust
7,293,999	Series 2024-NQM5-A1	5.99	%(a)(f)	01/25/2064	7,361,868
	Onslow Bay Mortgage Loan Trust
785,451	Series 2018-1-A2 (1 mo. Term SOFR + 0.76%, 0.00% Floor)	4.50	%(a)	06/25/2057	770,867
8,183,670	Series 2022-NQM1-A1	2.31	%(a)(b)	11/25/2061	7,424,113
2,061,198	Series 2022-NQM7-A1	5.11	%(a)(f)	08/25/2062	2,061,133
5,550,480	Series 2023-NQM5-A1A	6.57	%(a)(f)	06/25/2063	5,582,864
15,453,791	Series 2024-NQM10-A1	6.18	%(a)(f)	05/25/2064	15,649,133
13,111,679	Series 2024-NQM11-A1	5.88	%(a)(f)	06/25/2064	13,246,970
8,747,580	Series 2024-NQM12-A1	5.48	%(a)(f)	07/25/2064	8,825,833
10,006,932	Series 2024-NQM13-A1	5.12	%(a)	06/25/2064	10,033,280
11,048,752	Series 2024-NQM16-A1	5.53	%(a)(f)	10/25/2064	11,135,873
17,793,004	Series 2024-NQM18-A1	5.41	%(a)(b)	10/25/2064	17,909,022
4,199,149	Series 2024-NQM18-A2	5.66	%(a)(f)	10/25/2064	4,222,577
6,494,171	Series 2024-NQM4-A1	6.07	%(a)(f)	01/25/2064	6,554,485
18,632,455	Series 2025-NQM14-A3	5.62	%(a)(f)	07/25/2065	18,741,276
12,293,875	Series 2025-NQM7-A1	5.56	%(a)(f)	05/25/2055	12,417,621
14,751,593	Series 2025-NQM8-A1	5.47	%(a)(f)	03/25/2065	14,886,508
	Pretium Mortgage Credit Partners LLC
18,228,875	Series 2025-NPL2-A1	5.84	%(a)(f)	03/25/2055	18,293,341
	PRPM LLC
11,626,446	Series 2024-NQM4-A1	5.67	%(a)(f)	12/26/2069	11,718,123
38,496,364	Series 2025-NQM2-A1	5.69	%(a)(f)	04/25/2070	38,821,573
14,841,427	Series 2025-NQM5-A1	5.18	%(a)(b)	10/25/2070	14,881,791
5,700,000	Series 2025-NQM6-A3	5.34	%(a)(f)	12/25/2070	5,720,246
	Securitized Asset Backed Receivables LLC
3,197,255	Series 2006-NC1-A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.39%		03/25/2036	2,990,452
	Starwood Mortgage Residential Trust
230,965	Series 2020-3-A1	1.49	%(a)(b)	04/25/2065	226,473
20,139,848	Series 2021-5-A1	1.92	%(a)(b)	09/25/2066	17,631,831
	Structured Asset Securities Corp.
29,290	Series 2003-24A-1A3	6.50	%(b)	07/25/2033	29,346
	Terwin Mortgage Trust
275,292	Series 2003-4HE-M1 (1 mo. Term SOFR + 1.24%, 1.13% Floor)	4.97%		09/25/2034	319,649
	Velocity Commercial Capital Loan Trust
1,209,451	Series 2019-2-A	3.13	%(a)(b)	07/25/2049	1,174,229
3,880,940	Series 2021-1-M1	1.79	%(a)(b)	05/25/2051	3,261,326
14,815,153	Series 2021-2-A	1.52	%(a)(b)	08/25/2051	12,863,856
3,473,996	Series 2021-2-M1	1.82	%(a)(b)	08/25/2051	2,879,921
11,560,482	Series 2024-5-A	5.49	%(a)(b)	10/25/2054	11,618,455
20,077,061	Series 2025-4-A	5.19	%(a)(b)	09/25/2055	20,079,635

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Vericrest Opportunity Loan Transferee
3,255,371	Series 2021-NP11-A1	5.87	%(a)(f)	08/25/2051	3,257,503
1,211,954	Series 2021-NPL9-A1	5.99	%(a)(f)	05/25/2051	1,212,718
	Verus Securitization Trust
6,349,330	Series 2021-4-A3	1.35	%(a)(b)	07/25/2066	5,438,079
5,932,913	Series 2021-7-A1	2.83	%(a)(f)	10/25/2066	5,460,746
10,599,979	Series 2023-4-A1	5.81	%(a)(f)	05/25/2068	10,610,961
11,303,526	Series 2024-3-A1	6.34	%(a)(f)	04/25/2069	11,439,192
3,239,749	Series 2024-6-A1	5.80	%(a)(f)	07/25/2069	3,269,332
20,924,738	Series 2024-9-A1	5.44	%(a)(b)	11/25/2069	21,082,441
5,440,441	Series 2024-9-A2	5.69	%(a)(f)	11/25/2069	5,477,084
4,164,197	Series 2025-1-A1	5.62	%(a)(b)	01/25/2070	4,205,859
5,341,694	Series 2025-10-A2	5.21	%(a)(f)	06/25/2070	5,358,607
14,737,124	Series 2025-11-A3	5.27	%(a)(f)	11/25/2070	14,746,082
35,042,538	Series 2025-4-A1	5.45	%(a)(f)	05/25/2070	35,381,673
17,236,477	Series 2025-5-A1	5.43	%(a)(f)	06/25/2070	17,387,172
11,327,780	Series 2025-6-A1	5.42	%(a)(f)	07/25/2070	11,431,398
2,607,084	Series 2025-8-A3	5.22	%(a)(f)	09/25/2070	2,608,315
19,562,008	Series 2025-9-A3	5.34	%(a)(f)	10/27/2070	19,644,325
	WaMu Mortgage Pass Through Certificates
86,462	Series 2002-AR16-A	6.08	%(b)	12/25/2032	84,132
	Wells Fargo Mortgage Backed Securities Trust
159,772	Series 2007-7-A36	6.00%		06/25/2037	149,670
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $931,528,702)				917,315,283
US CORPORATE BONDS - 11.2%
3,670,000	AbbVie, Inc.	4.88%		03/15/2030	3,782,014
2,437,000	Agree LP	2.90%		10/01/2030	2,284,389
4,055,000	Aircastle Ltd. / Aircastle Ireland DAC	5.25	%(a)	03/15/2030	4,145,053
1,646,000	Altria Group, Inc.	6.20%		11/01/2028	1,740,325
2,719,000	Altria Group, Inc.	4.50%		08/06/2030	2,741,603
9,868,000	American Electric Power Co., Inc.	5.20%		01/15/2029	10,174,214
7,393,000	American Express Co. (SOFR + 1.26%)	4.73%		04/25/2029	7,508,220
3,202,000	American Homes 4 Rent LP	4.25%		02/15/2028	3,211,110
16,054,000	American Tower Corp.	4.90%		03/15/2030	16,403,240
5,196,000	Amrize Finance US LLC	4.70%		04/07/2028	5,260,756
5,784,000	AppLovin Corp.	5.13%		12/01/2029	5,934,763
6,572,000	Arrow Electronics, Inc.	5.15%		08/21/2029	6,731,352
7,836,000	Athene Global Funding (SOFR + 0.85%)	4.74	%(a)	05/08/2026	7,848,140
3,296,000	Athene Global Funding	4.72	%(a)	10/08/2029	3,301,565
5,231,000	Athene Global Funding	5.03	%(a)	07/17/2030	5,273,263
4,870,000	Atlassian Corp.	5.25%		05/15/2029	5,012,072
1,088,000	Avery Dennison Corp.	4.88%		12/06/2028	1,111,545
1,283,000	Aviation Capital Group LLC	6.25	%(a)	04/15/2028	1,333,692
10,884,000	Aviation Capital Group LLC	4.80	%(a)	10/24/2030	10,893,935
3,546,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%		04/23/2027	3,539,858
9,928,000	Bank of America Corp. (SOFR + 0.83%)	4.98%		01/24/2029	10,114,774
4,522,000	Biogen, Inc.	5.05%		01/15/2031	4,668,018
3,772,000	Black Hills Corp.	4.55%		01/31/2031	3,774,496
2,998,000	Boardwalk Pipelines LP	4.45%		07/15/2027	3,010,211
2,705,000	Broadcom, Inc.	5.05%		07/12/2029	2,785,738
2,834,000	Broadcom, Inc.	4.35%		02/15/2030	2,853,450
2,929,000	Broadcom, Inc.	4.20%		10/15/2030	2,927,615
1,433,000	Brown & Brown, Inc.	4.70%		06/23/2028	1,450,659
1,672,000	Brown & Brown, Inc.	4.50%		03/15/2029	1,680,270
2,556,000	Campbell's Co.	5.20%		03/19/2027	2,590,213
4,832,000	Cardinal Health, Inc.	5.13%		02/15/2029	4,978,107
3,055,000	CenterPoint Energy, Inc.	5.40%		06/01/2029	3,165,081

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,677,000	Charles Schwab Corp. (SOFR + 1.05%)	4.91%		03/03/2027	2,695,506
4,609,000	Cheniere Energy Partners LP	4.50%		10/01/2029	4,620,098
6,326,000	Cheniere Energy, Inc.	4.63%		10/15/2028	6,317,494
8,670,000	Citibank NA	4.58%		05/29/2027	8,761,462
5,307,000	Citigroup, Inc. (SOFR + 0.87%)	4.79%		03/04/2029	5,383,740
11,344,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%		09/19/2030	11,441,652
1,640,000	CNA Financial Corp.	3.90%		05/01/2029	1,625,001
6,930,000	Corebridge Global Funding	5.75	%(a)	07/02/2026	6,993,334
664,000	Coterra Energy, Inc.	3.90%		05/15/2027	661,899
426,000	Coterra Energy, Inc.	4.38%		03/15/2029	427,674
5,512,000	CRH SMW Finance DAC	5.13%		01/09/2030	5,684,875
4,408,000	CubeSmart LP	4.38%		02/15/2029	4,425,188
2,952,000	Darden Restaurants, Inc.	4.35%		10/15/2027	2,967,793
1,774,000	DCP Midstream Operating LP	5.13%		05/15/2029	1,815,290
6,792,000	Dell International LLC / EMC Corp.	4.35%		02/01/2030	6,799,591
9,277,000	Delta Air Lines, Inc.	4.95%		07/10/2028	9,446,264
1,545,000	Devon Energy Corp.	5.25%		10/15/2027	1,545,107
5,349,000	Dominion Energy, Inc.	5.00%		06/15/2030	5,498,559
5,730,000	DTE Energy Co.	5.20%		04/01/2030	5,914,856
6,076,000	Edwards Lifesciences Corp.	4.30%		06/15/2028	6,120,798
6,286,000	Energy Transfer LP	6.05%		12/01/2026	6,388,872
4,756,000	Energy Transfer LP	6.10%		12/01/2028	4,997,538
6,033,000	Equifax, Inc.	4.80%		09/15/2029	6,133,514
2,289,000	Equinix Europe 2 Financing Corp. LLC	4.60%		11/15/2030	2,296,431
2,333,000	Essential Utilities, Inc.	4.80%		08/15/2027	2,362,575
267,000	Essential Utilities, Inc.	3.57%		05/01/2029	261,698
9,104,000	Evergy Kansas Central, Inc.	4.70%		03/13/2028	9,247,415
3,202,000	Exelon Corp.	5.15%		03/15/2029	3,293,376
9,511,000	Extra Space Storage LP	5.50%		07/01/2030	9,910,147
1,921,000	FirstEnergy Transmission LLC	4.55%		01/15/2030	1,937,037
7,710,000	Fiserv, Inc.	4.75%		03/15/2030	7,750,528
3,305,000	Foundry JV Holdco LLC	5.90	%(a)	01/25/2030	3,458,448
4,980,000	GATX Corp.	4.70%		04/01/2029	5,039,197
315,000	GATX Corp.	4.00%		06/30/2030	310,874
6,138,000	GE HealthCare Technologies, Inc.	4.80%		08/14/2029	6,275,619
2,626,000	Global Payments, Inc.	5.30%		08/15/2029	2,689,579
4,583,000	Global Payments, Inc.	4.88%		11/15/2030	4,589,164
4,364,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	4.63%		03/18/2027	4,369,239
4,688,000	Goldman Sachs Group, Inc. (SOFR + 0.90%)	4.15%		10/21/2029	4,687,565
8,010,000	Hewlett Packard Enterprise Co.	4.05%		09/15/2027	8,015,197
6,556,000	Hewlett Packard Enterprise Co.	4.55%		10/15/2029	6,595,445
300,000	HSBC USA, Inc. (SOFR + 0.96%)	4.82%		03/04/2027	301,675
5,907,000	Hyundai Capital America	4.55	%(a)	09/26/2029	5,944,837
3,220,000	Icon Investments Six DAC	5.81%		05/08/2027	3,287,504
4,062,000	Illumina, Inc.	4.65%		09/09/2026	4,076,375
12,389,000	Jackson National Life Global Funding	4.60	%(a)	10/01/2029	12,435,203
5,367,000	JPMorgan Chase & Co. (SOFR + 0.92%)	4.87%		04/22/2028	5,393,338
9,957,000	JPMorgan Chase & Co. (SOFR + 0.80%)	4.92%		01/24/2029	10,143,503
4,874,000	Kinder Morgan, Inc.	5.00%		02/01/2029	4,988,244
4,064,000	Kyndryl Holdings, Inc.	2.05%		10/15/2026	3,998,574
3,175,000	LPL Holdings, Inc.	4.63	%(a)	11/15/2027	3,175,479
2,598,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%		01/16/2029	2,639,998
6,042,000	Marriott International, Inc./MD	4.80%		03/15/2030	6,172,574
10,691,000	Mars, Inc.	4.80	%(a)	03/01/2030	10,927,975
4,723,000	Marvell Technology, Inc.	5.75%		02/15/2029	4,926,742
3,689,000	Marvell Technology, Inc.	4.75%		07/15/2030	3,738,620

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
9,402,000	MasTec, Inc.	4.50	%(a)	08/15/2028	9,354,250
6,822,000	Merck Sharp & Dohme Corp.	5.95%		12/01/2028	7,230,386
4,938,000	Meritage Homes Corp.	5.13%		06/06/2027	4,973,679
942,000	Meritage Homes Corp.	3.88	%(a)	04/15/2029	925,594
2,134,000	Meta Platforms, Inc.	4.20%		11/15/2030	2,139,056
1,070,000	Microchip Technology, Inc.	5.05%		03/15/2029	1,092,302
6,857,000	Molex Electronic Technologies LLC	4.75	%(a)	04/30/2028	6,938,894
4,892,000	MPLX LP	4.80%		02/15/2029	4,971,118
4,508,000	National Fuel Gas Co.	5.50%		03/15/2030	4,656,051
3,465,000	National Rural Utilities Cooperative Finance Corp.	4.75%		02/07/2028	3,520,728
4,769,000	National Rural Utilities Cooperative Finance Corp.	4.15%		08/25/2028	4,795,509
5,493,000	National Securities Clearing Corp.	4.70	%(a)	05/20/2030	5,619,509
635,000	New York Life Global Funding (SOFR + 0.48%)	4.33	%(a)	06/09/2026	635,708
806,000	New York Life Global Funding	4.70	%(a)	01/29/2029	820,825
10,387,000	NextEra Energy Capital Holdings, Inc.	4.69%		09/01/2027	10,516,021
6,053,000	NGPL PipeCo LLC	4.88	%(a)	08/15/2027	6,079,410
9,357,000	Niagara Mohawk Power Corp.	4.65	%(a)	10/03/2030	9,429,662
2,643,000	NiSource, Inc.	5.25%		03/30/2028	2,712,025
2,109,000	NiSource, Inc.	5.20%		07/01/2029	2,175,186
5,016,000	Northrop Grumman Corp.	4.65%		07/15/2030	5,107,354
2,735,000	Omega Healthcare Investors, Inc.	4.75%		01/15/2028	2,758,286
4,329,000	ONEOK, Inc.	5.38%		06/01/2029	4,462,540
4,928,000	ONEOK, Inc.	4.40%		10/15/2029	4,951,592
2,690,000	Oracle Corp.	4.45%		09/26/2030	2,632,328
2,982,000	O'Reilly Automotive, Inc.	5.75%		11/20/2026	3,023,096
575,000	Pacific Life Global Funding II (SOFR + 0.62%)	4.48	%(a)	06/04/2026	575,972
2,667,000	Paychex, Inc.	5.10%		04/15/2030	2,747,006
3,200,000	PayPal Holdings, Inc.	4.45%		03/06/2028	3,239,376
9,616,000	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.25	%(a)	02/01/2030	9,905,391
4,869,000	Phillips Edison Grocery Center Operating Partnership I LP	2.63%		11/15/2031	4,372,628
1,251,000	Pinnacle West Capital Corp.	4.90%		05/15/2028	1,274,623
4,601,000	Public Service Enterprise Group, Inc.	5.85%		11/15/2027	4,748,151
5,212,000	Public Service Enterprise Group, Inc.	5.88%		10/15/2028	5,445,780
6,126,000	Quanta Services, Inc.	4.75%		08/09/2027	6,204,497
4,497,000	Quanta Services, Inc.	4.50%		01/15/2031	4,508,849
4,317,000	Rentokil Terminix Funding LLC	5.00	%(a)	04/28/2030	4,394,079
9,102,000	Republic Services, Inc.	4.75%		07/15/2030	9,323,393
1,403,000	Roper Technologies, Inc.	4.25%		09/15/2028	1,408,286
353,000	Ryder System, Inc.	5.25%		06/01/2028	362,736
3,681,000	Ryder System, Inc.	4.30%		12/01/2030	3,666,385
2,615,000	Sherwin-Williams Co.	4.55%		03/01/2028	2,646,993
4,633,000	Sherwin-Williams Co.	4.30%		08/15/2028	4,662,735
1,855,000	Solventum Corp.	5.45%		02/25/2027	1,882,425
3,227,000	Sonoco Products Co.	4.45%		09/01/2026	3,234,199
1,542,000	Southern Co. Gas Capital Corp.	4.05%		09/15/2028	1,542,917
3,739,000	Southern Power Co.	4.25%		10/01/2030	3,730,842
2,479,000	Sun Communities Operating LP	2.30%		11/01/2028	2,359,870
4,959,000	Sysco Corp.	5.10%		09/23/2030	5,122,530
7,851,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88%		01/15/2029	7,944,707
7,985,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%		03/01/2030	8,110,749
8,225,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%		10/30/2029	8,874,513
2,475,000	Uber Technologies, Inc.	4.15%		01/15/2031	2,467,143
3,165,000	Veralto Corp.	5.50%		09/18/2026	3,192,832
2,729,000	Veralto Corp.	5.35%		09/18/2028	2,814,634
2,503,000	Verisk Analytics, Inc.	4.50%		08/15/2030	2,523,071
6,348,000	VICI Properties LP / VICI Note Co., Inc.	4.25	%(a)	12/01/2026	6,348,753
9,607,000	Wells Fargo & Co. (SOFR + 1.07%)	5.02%		04/22/2028	9,662,882

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
4,677,000	Wells Fargo & Co. (SOFR + 1.79%)	6.30%	10/23/2029	4,942,982
865,000	Western Midstream Operating LP	6.35%	01/15/2029	910,601
5,771,000	Western Midstream Operating LP	4.05%	02/01/2030	5,656,307
6,042,000	Williams Cos., Inc.	4.80%	11/15/2029	6,167,671
3,921,000	Zimmer Biomet Holdings, Inc.	4.70%	02/19/2027	3,954,805
5,755,000	Zimmer Biomet Holdings, Inc.	5.05%	02/19/2030	5,937,503
	Total US Corporate Bonds (Cost $701,959,883)			712,525,946
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 5.2%
	Federal Home Loan Mortgage Corp.
332,613	Pool 840632 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.61% Cap)	6.47%	05/01/2045	346,565
78,967	Pool N70081	5.50%	07/01/2038	80,658
6,649,559	Pool RA8419	6.00%	01/01/2053	6,911,682
7,024,698	Pool SD5219	6.00%	04/01/2054	7,302,701
3,456,654	Pool SD6509	6.00%	08/01/2054	3,553,988
3,155,318	Pool SD6815	6.00%	04/01/2054	3,249,194
5,666,647	Pool SD8342	5.50%	07/01/2053	5,765,673
6,817,722	Pool SL0105	5.00%	06/01/2053	6,836,175
9,486,442	Pool SL0223	5.50%	02/01/2055	9,709,798
5,715,448	Pool SL0536	5.50%	02/01/2055	5,836,773
13,907,702	Pool SL1712	6.00%	12/01/2054	14,424,606
3,143,925	Series 276-F5 (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.60%	09/15/2042	3,114,842
2,061,587	Series 339-F5 (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.55%	11/15/2044	2,035,310
8,576	Series 3872-BA	4.00%	06/15/2041	8,508
3,709,931	Series 4068-UF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.60%	06/15/2042	3,696,490
3,823	Series 4203-NB	2.00%	10/15/2040	3,815
2,235,522	Series 4878-FA (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.50%	05/15/2049	2,207,663
1,695,477	Series 4939-CF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.49%	12/25/2049	1,675,291
3,151,336	Series 4987-BF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.39%	06/25/2050	3,103,727
7,091,298	Series 5475-FG (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.02%	11/25/2054	7,113,551
6,283,908	Series 5480-FD (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.22%	03/25/2054	6,328,072
7,542,843	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%	04/25/2055	7,513,671
9,105,853	Series 5536-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%	05/25/2054	9,140,991
11,152,281	Series 5596-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	5.07%	11/25/2055	11,168,557
9,750,922	Series 5598-DF (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.00% Cap)	5.12%	11/25/2055	9,775,972
11,332,846	Series 5600-FA (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.00% Cap)	5.17%	11/25/2055	11,374,952
9,357,604	Series 5612-FJ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	5.07%	11/25/2055	9,408,276
	Federal National Mortgage Association
16,276	Pool AB3850	4.00%	11/01/2041	15,667
707,177	Pool AL2987 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.31% Cap)	6.31%	11/01/2042	739,027
8,692	Pool AL4292	4.50%	04/01/2026	8,696
505,590	Pool BM3520 (1 yr. RFUCCT + 1.56%, 1.56% Floor, 6.96% Cap)	6.26%	05/01/2045	527,357
9,567,448	Pool CB9973	5.50%	02/01/2055	9,805,220
11,380,577	Pool FA1444	5.50%	04/01/2055	11,559,368
6,686,942	Pool FS6084	6.00%	10/01/2053	6,945,714
9,168,816	Pool FS7622	5.50%	04/01/2054	9,387,804

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
4,180,767	Pool MA4901	5.00%		01/01/2043	4,261,906
2,538,805	Pool MA4988	5.00%		04/01/2043	2,584,072
3,234,009	Pool MA5112	5.00%		08/01/2043	3,257,793
3,756,409	Pool MA5540	5.50%		11/01/2044	3,880,876
2,900,463	Pool MA5679	5.50%		04/01/2045	2,964,879
9,018,865	Pool MA5806	5.50%		08/01/2045	9,193,900
1,687,857	Series 2010-68-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	4.44%		07/25/2040	1,679,480
782,045	Series 2011-134-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.49%		12/25/2041	775,853
29,829	Series 2011-64-DB	4.00%		07/25/2041	29,435
1,321,429	Series 2016-62-FB (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.39%		09/25/2046	1,311,341
3,326,311	Series 2016-84-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.49%		11/25/2046	3,284,915
1,403,915	Series 2017-112-FC (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.34%		01/25/2048	1,371,959
6,521,639	Series 2018-72-FB (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.34%		10/25/2058	6,322,454
2,262,319	Series 2018-85-FE (30 day avg SOFR US + 0.41%, 0.30% Floor, 6.50% Cap)	4.29%		12/25/2048	2,233,715
4,074,424	Series 2019-49-FB (30 day avg SOFR US + 0.59%, 0.48% Floor, 6.50% Cap)	4.47%		09/25/2049	3,997,461
464,389	Series 2019-M21-3A1	2.10%		06/25/2034	460,370
9,600,439	Series 2020-M49-1A1	1.26	%(b)	11/25/2030	9,024,758
12,967,172	Series 2021-M7-A1	1.71	%(b)	03/25/2031	12,485,550
5,522,272	Series 2024-82-FH (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.02%		11/25/2054	5,539,201
13,499,885	Series 2025-15-FQ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%		04/25/2055	13,561,003
7,574,708	Series 2025-26-FK (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%		06/25/2054	7,605,551
8,324,797	Series 2025-28-FM (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.12%		04/25/2055	8,369,889
	Government National Mortgage Association
3,032,523	Series 2012-68-FA (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.35%		05/20/2042	2,995,597
2,181,449	Series 2013-116-WU	3.00%		12/20/2042	2,159,780
2,955,377	Series 2016-16-DF (1 mo. Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap)	4.15%		02/16/2046	2,914,052
3,770,158	Series 2022-183-B	5.00%		04/20/2047	3,799,426
3,321,128	Series 2024-25-AF (30 day avg SOFR US + 0.51%, 0.51% Floor, 6.50% Cap)	4.54%		02/20/2049	3,142,848
9,629,848	Series 2025-196-QF (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.00% Cap)	5.07%		11/20/2055	9,636,917
8,000,000	Series 2025-207-FA (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	5.34%		09/20/2054	8,016,784
	Total US Government and Agency Mortgage Backed Obligations (Cost $325,769,439)				327,538,119
US GOVERNMENT AND AGENCY OBLIGATIONS - 26.0%
16,953,090	United States Treasury Inflation Indexed Bonds	2.38%		01/15/2027	17,089,825
24,794,015	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2027	24,349,814
12,530,424	United States Treasury Inflation Indexed Bonds	1.63%		10/15/2027	12,627,348
356,250,000	United States Treasury Note/Bond	0.63%		03/31/2027	343,983,034
333,600,000	United States Treasury Note/Bond	0.50%		06/30/2027	319,265,625
100,000,000	United States Treasury Note/Bond	3.50%		10/31/2027	100,029,297
270,000,000	United States Treasury Note/Bond	0.75%		01/31/2028	255,313,477
100,000,000	United States Treasury Note/Bond	3.50%		11/15/2028	99,902,344
200,000,000	United States Treasury Note/Bond	3.63%		10/31/2030	199,187,500
315,000,000	United States Treasury Note/Bond	0.88%		11/15/2030	275,415,821
	Total US Government and Agency Obligations (Cost $1,643,931,207)				1,647,164,085
SHORT TERM INVESTMENTS - 1.8%

38,747,171	First American Government Obligations Fund - U	3.69	%(g)		38,747,171
38,747,172	JPMorgan US Government Money Market Fund - IM	3.72	%(g)		38,747,172
38,747,171	MSILF Government Portfolio - Institutional	3.70	%(g)		38,747,171
	Total Short Term Investments (Cost $116,241,514)				116,241,514
	Total Investments - 99.6% (Cost $6,427,305,066)				6,321,312,244
	Other Assets in Excess of Liabilities - 0.4%				25,581,655
	NET ASSETS - 100.0%				$6,346,893,899

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	26.0%
Non-Agency Residential Collateralized Mortgage Obligations	14.5%
Non-Agency Commercial Mortgage Backed Obligations	13.3%
Collateralized Loan Obligations	11.4%
US Corporate Bonds	11.2%
Asset Backed Obligations	7.6%
Foreign Corporate Bonds	6.4%
US Government and Agency Mortgage Backed Obligations	5.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.2%
Short Term Investments	1.8%
Other Assets and Liabilities	0.4%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	26.0%
Non-Agency Residential Collateralized Mortgage Obligations	14.5%
Non-Agency Commercial Mortgage Backed Obligations	13.3%
Collateralized Loan Obligations	11.4%
Asset Backed Obligations	7.6%
US Government and Agency Mortgage Backed Obligations	5.2%
Banking	3.7%
Utilities	2.4%
Energy	2.1%
Technology	1.9%
Short Term Investments	1.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Transportation	1.2%
Finance	0.9%
Insurance	0.7%
Healthcare	0.6%
Real Estate	0.5%
Mining	0.4%
Telecommunications	0.4%
Food Products	0.4%
Aerospace & Defense	0.4%
Consumer Products	0.3%
Construction	0.3%
Industrial Equipment	0.3%
Beverage and Tobacco	0.3%
Pharmaceuticals	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Chemicals/Plastics	0.2%
Retailers (other than Food/Drug)	0.2%
Automotive	0.2%
Building and Development (including Steel/Metals)	0.1%
Environmental Control	0.1%
Media	0.1%
Commercial Services	0.1%
Diversified Manufacturing	0.1%
Containers and Glass Products	0.1%
Food Service	0.1%
Other Assets and Liabilities	0.4%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $3,008,761,265 or 47.4% of the Fund's net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Value determined using significant unobservable inputs.
(d)	Perpetual maturity. The date disclosed is the next call date of the security.
(e)	Interest only security
(f)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(g)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate
RFUCCT SOFR	Refinitiv USD IBOR Consumer Cash Fallbacks Secured Overnight Financing Rate

DoubleLine Floating Rate Fund	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
BANK LOANS - 88.3%
AEROSPACE & DEFENSE - 3.3%
	AAdvantage Loyalty IP Ltd.
517,400	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.13%	05/28/2032	520,636
	Kaman Corp.
112,262	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.32%	02/26/2032	112,851
92,866	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.32%	02/26/2032	93,354
127,731	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.32%	02/26/2032	128,402
5,147	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.43%	02/26/2032	5,174
42,577	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	42,801
31,059	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	31,222
31,134	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	31,298
37,546	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	37,743
93,091	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	93,580
	Signia Aerospace LLC
10,843	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.44%	12/11/2031	10,896
15,180	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.57%	12/11/2031	15,255
428,307	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.57%	12/11/2031	430,419
350,433	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.67%	12/11/2031	352,161
	TransDigm, Inc.
1,551,113	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	08/19/2032	1,559,326
				3,465,118
AUTOMOTIVE - 1.5%
	American Axle & Manufacturing, Inc.
295,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.98%	09/20/2032	295,614
	Clarios Global LP
997,400	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	05/06/2030	999,998
64,838	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	01/28/2032	65,253
	Dexko Global, Inc.
209,219	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	7.58%	10/04/2028	208,107
				1,568,972
BUILDING AND DEVELOPMENT (INCLUDING STEEL/METALS) - 1.1%
	Cornerstone Building Brands, Inc.
380,525	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.10%	04/12/2028	300,044
64,188	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.25%	05/15/2031	45,841
	LBM Acquisition LLC
322,373	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	7.58%	06/06/2031	303,264
	Resideo Funding, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
513,713	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	08/13/2032	515,639
				1,164,788
BUSINESS EQUIPMENT AND SERVICES - 4.3%
	Camelot US Acquisition LLC
410,840	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	01/31/2031	406,159
95,280	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	01/31/2031	94,194
8,712	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	01/31/2031	8,612
	CoreLogic, Inc.
318,239	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.33%	06/02/2028	318,961
	EAB Global, Inc.
215,050	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.92%	08/16/2030	191,744
	Eisner Advisory Group LLC
637,586	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.72%	02/28/2031	642,868
	Element Materials Technology Group US Holdings, Inc.
636,310	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.68%, 0.50% Floor)	7.35%	06/25/2029	642,673
	Grant Thornton Advisors LLC
642,390	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	05/30/2031	644,401
259,350	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%	05/30/2031	260,693
	Ovg Business Services LLC
800,536	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%	06/25/2031	803,038
	Trans Union LLC
315,200	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%	06/24/2031	316,305
	VT Topco, Inc.
219,346	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	6.87%	08/09/2030	216,644
				4,546,292
CHEMICALS/PLASTICS - 1.0%
	Hexion Holdings Corp.
258,506	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.73%	03/15/2029	249,966
	INEOS US Finance LLC
183,544	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	02/19/2030	149,417
	INEOS US Petrochem LLC
202,490	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.97%	10/07/2031	136,554
	Qnity Electronics, Inc.
525,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.70%	11/01/2032	528,035
				1,063,972
COMMERCIAL SERVICES - 6.0%
	Allied Universal Holdco LLC
613,463	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	08/20/2032	617,392
	Ascend Learning LLC
691,098	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.72%	12/11/2028	694,367
104,892	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.72%	12/11/2028	105,388
	Cengage Learning, Inc.
230,651	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.23%	03/24/2031	231,871
392,263	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.32%	03/24/2031	394,338
	Enviri Corp.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
406,805	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.36%, 0.50% Floor)	6.08%	03/10/2028	407,482
	Garda World Security Corp.
673,190	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.75%	02/01/2029	676,892
	GFL ES US LLC
872,813	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.27%	03/03/2032	877,613
	Green Infrastructure Partners, Inc.
875,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	09/24/2032	878,281
	OPENLANE, Inc.
380,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.36%	10/08/2032	380,952
	Pinnacle Buyer LLC
125,492	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.49%	10/01/2032	126,120
	Vestis Corp.
439,438	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.07%	02/24/2031	404,832
	Wand NewCo 3, Inc.
612,575	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	01/30/2031	613,917
				6,409,445
CONSTRUCTION - 2.8%
	Amentum Holdings, Inc.
610,088	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	09/29/2031	612,565
	APi Group DE, Inc.
200,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%	01/03/2029	200,979
	Construction Partners, Inc.
594,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	11/03/2031	599,198
	Quikrete Holdings, Inc.
389,030	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%	03/19/2029	390,874
122,822	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%	04/14/2031	123,314
505,826	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%	02/10/2032	507,958
	Tecta America Corp.
567,150	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	02/18/2032	570,028
				3,004,916
CONSUMER PRODUCTS - 1.0%
	Hunter Douglas, Inc.
497,735	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	01/20/2032	501,112
	Madison Safety & Flow LLC
281,126	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.23%	09/26/2031	283,469
	Pye-Barker Fire & Safety LLC
265,350	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.21%	12/16/2032	267,312
				1,051,893
CONTAINERS AND GLASS PRODUCTS - 1.8%
	Clydesdale Acquisition Holdings, Inc.
556,032	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.18%, 0.50% Floor)	6.89%	04/13/2029	557,122
	Graham Packaging Co., Inc.
695,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	08/04/2027	698,534
	Pregis TopCo LLC
306,128	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.72%	02/01/2029	309,053
	Trident TPI Holdings, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
417,988	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.42%		09/18/2028	402,527
					1,967,236
ELECTRONICS/ELECTRIC - 11.9%
	Applied Systems, Inc.
235,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%		02/23/2032	239,591
	Astra Acquisition Corp.
404,876	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 9.99%, 0.75% Floor)	17.13	%(a)	10/25/2029	1,715
	Asurion LLC
220,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.08%		01/22/2029	216,669
245,078	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.97%		09/19/2030	245,422
184,075	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.17%		09/19/2030	184,233
	Boxer Parent Co., Inc.
947,838	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	6.82%		07/30/2031	946,487
202,032	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	9.47%		07/30/2032	195,289
	Castle US Holding Corp.
216,147	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.36%, 0.00% Floor)	8.08%		05/31/2030	116,179
	Central Parent LLC
117,949	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%		07/06/2029	100,291
	Chariot Buyer LLC
502,475	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%		09/08/2032	504,098
	Cyborg Oldco DC Holdings, Inc.
230,203	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.30	%(a)(b)	05/01/2026	–
	Dawn Bidco LLC
1,015,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.73%		10/07/2032	1,013,193
	DG Investment Intermediate Holdings 2, Inc.
1,060,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.47%		07/12/2032	1,063,975
90,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.22%		07/29/2033	90,337
	Ellucian Holdings, Inc.
40,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.47%		11/22/2032	40,425
	Gainwell Acquisition Corp.
826,962	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.10%, 0.75% Floor)	7.77%		10/01/2027	813,937
	ION Platform Finance US, Inc.
568,756	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%		09/30/2032	535,444
101,244	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%		09/30/2032	95,315
	McAfee Corp.
427,978	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.72%		03/01/2029	396,366
	MH Sub I LLC
688,614	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	7.97%		12/31/2031	592,532
	Mitchell International, Inc.
711,768	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.97%		06/17/2031	714,975
115,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 8.50%, 0.00% Floor)	8.97%		06/17/2032	114,554
	Polaris Newco LLC
429,173	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.86%, 0.50% Floor)	7.85%		06/05/2028	414,852
	Project Aurora US Finco, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
194,513	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.49%	09/30/2032	195,728
	Proofpoint, Inc.
517,519	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.67%	08/31/2028	521,040
	RealPage, Inc.
595,963	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.11%, 0.50% Floor)	6.93%	04/24/2028	596,193
228,275	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	7.42%	04/24/2028	229,298
	Sabre GLBL, Inc.
119,225	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.10%, 0.00% Floor)	9.82%	11/15/2029	107,302
160,898	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.02%	11/15/2029	143,199
	Sedgwick Claims Management Services, Inc.
266,365	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	07/31/2031	267,503
	UKG, Inc.
1,032,413	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.34%	02/10/2031	1,034,689
	WEC US Holdings, Inc.
888,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.87%	01/27/2031	891,256
				12,622,087
ENERGY - 4.8%
	BCP Renaissance Parent LLC
514,344	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	10/31/2028	517,559
	Blackfin Pipeline LLC
340,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.75%	09/29/2032	341,062
	Compass Power Generation LLC
780,606	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	04/16/2029	786,851
	CPPIB OVM Member US LLC
350,737	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	08/20/2031	353,314
	Deep Blue Operating I LLC
160,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.59%	10/01/2032	160,766
	Delek US Holdings, Inc.
307,635	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.60%, 0.50% Floor)	7.32%	11/19/2029	308,297
	Freeport LNG Investments LLLP
646,508	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.12%	12/21/2028	649,944
	GIP Pilot Acquisition Partners LP
340,954	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	5.94%	10/04/2030	342,175
	Hamilton Projects Acquiror LLC
287,137	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	05/30/2031	289,589
	Meade Pipeline Co. LLC
330,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.69%	09/22/2032	332,269
	Natgasoline LLC
240,406	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.22%	03/29/2030	242,910
	Par Petroleum LLC
233,407	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	02/28/2030	234,623
	Talen Energy Supply LLC
380,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.88%	11/26/2032	380,536
	WhiteWater Matterhorn Holdings LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
160,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.31%	06/16/2032	160,833
				5,100,728
FINANCE - 3.3%
	Allspring Buyer LLC
89,549	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	11/01/2030	90,142
	Corpay Technologies Operating Co. LLC
123,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%	04/28/2028	124,016
	CPI Holdco B LLC
749,619	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	05/19/2031	752,066
	Edelman Financial Engines Center LLC
337,444	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%	04/07/2028	339,614
210,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	8.97%	10/06/2028	210,088
	First Eagle Holdings, Inc.
179,375	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.17%	08/16/2032	179,363
	Focus Financial Partners LLC
812,811	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	09/15/2031	815,095
	Hightower Holding LLC
711,425	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.65%	02/03/2032	713,652
	Victory Capital Holdings, Inc.
114,713	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	09/23/2032	115,518
	Virtus Investment Partners, Inc.
179,550	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%	09/27/2032	181,121
				3,520,675
FOOD PRODUCTS - 2.4%
	Aspire Bakeries Holdings LLC
490,050	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.22%	12/23/2030	493,483
	Froneri US, Inc.
228,386	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.12%	09/30/2032	228,705
307,720	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.12%	09/30/2032	308,149
528,894	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.12%	09/30/2032	529,632
	Golden State Foods LLC
108,149	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	12/04/2031	108,960
391,294	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	12/04/2031	394,229
	Savor Acquisition, Inc.
50,245	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%	02/19/2032	50,517
442,722	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.84%	02/19/2032	445,119
				2,558,794
HEALTHCARE - 7.7%
	ADMI Corp.
432,213	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.50% Floor)	7.58%	12/23/2027	411,143
	AthenaHealth Group, Inc.
626,842	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.50% Floor)	6.47%	02/15/2029	628,801
	Aveanna Healthcare LLC
399,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.47%	09/17/2032	402,016
	Bausch & Lomb T/L

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
265,000	Senior Secured Term Loan	7.78	%(c)	01/15/2031	268,114
	Bausch + Lomb Corp.
273,700	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.72%		09/29/2028	274,384
1,030,935	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.97%		01/15/2031	1,043,048
	CNT Holdings I Corp.
122,822	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.75% Floor)	6.09%		11/08/2032	123,251
	Cotiviti, Inc.
488,420	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.62%		05/01/2031	470,513
353,225	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.62%		03/29/2032	339,981
	FinThrive Software Intermediate Holdings, Inc.
44,589	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.69%		12/18/2028	40,364
75,066	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 0.50% Floor)	7.84%		12/18/2028	51,881
	Fortrea Holdings, Inc.
44,463	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.47%		07/01/2030	43,157
	Lavender US HoldCo 1, Inc.
275,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.11%		12/02/2032	277,578
	LifePoint Health, Inc.
856,712	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.65%		05/19/2031	860,481
	Pacific Dental Services, Inc.
234,411	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.24%		03/17/2031	235,590
	Radiology Partners, Inc.
653,363	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%		06/30/2032	653,006
	Southern Veterinary Partners LLC
1,024,638	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.37%		12/04/2031	1,024,550
	Team Health Holdings, Inc.
368,150	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.34%		06/30/2028	369,847
	Zelis Payments Buyer, Inc.
678,361	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%		11/26/2031	674,121
					8,191,826
HOTELS/MOTELS/INNS AND CASINOS - 6.4%
	Alterra Mountain Co.
49,875	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%		05/31/2030	50,187
	Bally’s Corp.
474,804	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.51%, 0.50% Floor)	7.37%		10/02/2028	469,004
	Caesars Entertainment, Inc.
1,209,269	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	5.97%		02/06/2031	1,200,199
	Fertitta Entertainment LLC/NV
630,251	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.97%		01/29/2029	630,825
	Flutter Financing BV
353,225	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.50% Floor)	5.67%		06/04/2032	353,778
	GBT US III LLC
400,950	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.36%		07/28/2031	402,816
	LC Ahab US Bidco LLC
619,095	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%		05/01/2031	621,677
	Motion Finco Sarl

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
402,455	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.17%	11/30/2029	357,936
	Ontario Gaming GTA LP
466,847	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.24%	08/01/2030	433,167
	Sgh2 LLC
309,225	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	08/18/2032	310,771
	Six Flags Entertainment Corp.
407,654	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	05/01/2031	403,661
	Voyager Parent LLC
115,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.00%	07/01/2032	115,226
415,884	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%	07/01/2032	416,704
67,816	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%	07/01/2032	67,949
	Whatabrands LLC
932,211	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.22%	08/03/2028	935,720
				6,769,620
INDUSTRIAL EQUIPMENT - 4.6%
	AI Aqua Merger Sub, Inc.
374,060	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.85%	07/31/2028	375,306
247,807	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.87%	07/31/2028	248,632
	Allison Transmission, Inc.
500,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%	01/03/2033	503,230
	BCPE Empire Holdings, Inc.
620,162	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.97%	12/26/2030	614,736
	Crosby US Acquisition Corp.
292,447	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.22%	08/16/2029	294,091
	Eagle Parent Corp.
49,963	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%	04/02/2029	50,159
49,963	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%	04/02/2029	50,159
516,717	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%	04/02/2029	518,745
	EMRLD Borrower LP
455,706	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.12%	08/04/2031	457,171
	Husky Injection Molding Systems Ltd.
254,483	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.75%, 0.00% Floor)	7.47%	02/15/2029	256,728
254,483	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.75%, 0.00% Floor)	7.59%	02/15/2029	256,728
	Madison IAQ LLC
329,422	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.64%	05/06/2032	331,911
	Veritiv Operating Co.
207,770	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	11/29/2030	208,041
	White Cap Supply Holdings LLC
743,220	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	10/29/2029	747,089
				4,912,726
INSURANCE - 3.5%
	Acrisure LLC
912,695	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%	11/06/2030	913,124
134,325	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	06/21/2032	134,661
	Alera Group, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
518,700	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.97%	05/28/2032	521,783
194,513	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.50% Floor)	9.22%	05/31/2033	198,889
	Ardonagh Group Finco Pty Ltd.
27,625	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	02/18/2031	27,619
307,150	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	6.95%	02/18/2031	307,087
230,961	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	6.95%	02/18/2031	230,914
	OneDigital Borrower LLC
666,264	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.72%	07/02/2031	668,776
138,308	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.50% Floor)	8.97%	07/02/2032	139,779
	Trucordia Insurance Holdings LLC
558,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.21%	06/17/2032	555,807
				3,698,439
IT SERVICES - 0.8%
	Iron Mountain, Inc.
805,888	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	01/31/2031	806,896
MEDIA - 5.9%
	ABG Intermediate Holdings 2 LLC
69,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%	12/21/2028	69,315
	Clear Channel Outdoor Holdings, Inc.
255,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 0.00% Floor)	7.83%	08/23/2028	256,002
	Crown Finance US, Inc.
673,527	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.34%	12/02/2031	665,528
	CSC Holdings LLC
255,482	Senior Secured First Lien Term Loan (Prime Rate + 1.50%, 0.00% Floor)	8.25%	04/15/2027	223,910
	Directv Financing LLC
44,768	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.26%, 0.75% Floor)	9.10%	08/02/2027	44,908
217,182	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.51%, 0.75% Floor)	9.35%	08/02/2029	218,205
	iHeartCommunications, Inc.
173,250	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.89%, 0.00% Floor)	9.61%	05/01/2029	159,081
	Live Nation Entertainment, Inc.
400,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.73%	10/21/2032	401,000
	NEP Group, Inc.
224,840	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.22%	10/17/2031	207,134
	Nexstar Media, Inc.
412,925	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	06/28/2032	415,353
1,038	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	06/28/2032	1,044
	Pretzel Parent T/L B
403,874	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.22%	10/01/2031	399,835
	TKO Worldwide Holdings LLC
149,250	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	5.87%	11/21/2031	150,100
	Townsquare Media, Inc.
156,975	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	8.88%	02/19/2030	111,845
	United Talent Agency LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
247,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.75%	06/10/2032	249,666
	Univision Communications, Inc.
134,658	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.33%	01/31/2029	134,553
502,982	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%	06/25/2029	504,491
	X Corp.
520,000	Senior Secured First Lien Term Loan	9.50%	10/29/2029	519,163
1,540,920	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.65%, 0.50% Floor)	10.45%	10/29/2029	1,517,259
				6,248,392
MINING - 0.1%
	Arsenal AIC Parent LLC
89,492	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	08/19/2030	89,856
PHARMACEUTICALS - 1.1%
	1261229 BC Ltd.
318,400	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	9.97%	10/08/2030	311,795
	Genmab AS
270,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.73%	12/13/2032	271,604
	Opal US LLC
603,488	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.00%, 0.00% Floor)	6.69%	04/23/2032	608,013
				1,191,412
REAL ESTATE - 0.2%
	Starwood Property Mortgage LLC
224,438	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	5.97%	09/24/2032	225,279
RETAILERS (OTHER THAN FOOD/DRUG) - 4.2%
	Apro LLC
666,835	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.68%	07/09/2031	671,003
	Boots Group Finco LP
330,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.21%	08/30/2032	332,199
	BradyPlus Holdings LLC
295,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.19%	12/29/2032	292,357
	Burlington Coat Factory Warehouse Corp.
133,982	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.67%	09/19/2031	134,428
	EG America LLC
431,196	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.32%	02/07/2028	433,398
	HomeServe USA Holding Corp.
329,138	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.73%	10/21/2030	330,168
	Michaels Cos., Inc.
163,067	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.51%, 0.75% Floor)	8.18%	04/17/2028	158,067
	PetSmart LLC
440,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.73%	08/18/2032	438,764
	Staples, Inc.
281,624	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	9.60%	09/10/2029	268,158
	StubHub Holdco Sub LLC
408,168	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.47%	03/15/2030	405,362
	United Natural Foods, Inc.
250,614	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.67%	05/01/2031	252,744
	Victra Holdings LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
702,358	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.48%	03/29/2029	704,222
				4,420,870
TECHNOLOGY - 2.4%
	CommScope LLC
2,009,263	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 2.00% Floor)	8.67%	12/17/2029	2,015,652
	Tiger Acquisition LLC
512,155	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.23%	08/23/2032	514,396
				2,530,048
TELECOMMUNICATIONS - 3.6%
	Frontier Communications Holdings LLC
379,045	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.23%	07/01/2031	379,817
	Gogo Intermediate Holdings LLC
382,134	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.75% Floor)	7.58%	04/28/2028	350,369
	Lumen Technologies, Inc.
1,036,773	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.46%, 2.00% Floor)	6.18%	04/16/2029	1,032,823
	Numericable US LLC
548,297	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.88%, 0.00% Floor)	10.86%	05/15/2031	548,867
	Sunrise Financing Partnership
405,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.50%, 0.00% Floor)	6.43%	02/17/2032	406,954
	Virgin Media Bristol LLC
659,848	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.28%, 0.00% Floor)	7.05%	03/31/2031	654,787
	Zayo Group Holdings, Inc.
420,198	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00% + 0.50% PIK, 0.00% Floor)	7.35%	03/11/2030	399,953
3,994	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.11% + 0.50% PIK, 0.00% Floor)	7.35%	03/11/2030	3,801
	Ziggo Financing Partnership
8,488	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%)	6.76%	04/28/2028	8,501
				3,785,872
TRANSPORTATION - 1.1%
	Brown Group Holding LLC
145,417	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.22%	07/01/2031	146,310
403,197	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.22%	07/01/2031	405,673
60,000	Senior Secured Term Loan (3 mo. Term SOFR + 2.50%)	6.36%	07/01/2031	60,369
16,576	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.47%	07/01/2031	16,678
22,692	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.57%	07/01/2031	22,831
35,167	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.59%	07/01/2031	35,383
	Kenan Advantage Group, Inc.
534,314	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	01/25/2029	530,574
				1,217,818
UTILITIES - 1.5%
	Alpha Generation LLC
764,196	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	09/30/2031	767,578
	NRG Energy, Inc.
592,756	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	5.59%	04/16/2031	595,231
	Stonepeak Bayou Holdings LP
220,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	10/01/2032	199,650
				1,562,459

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Total Bank Loans (Cost $94,435,574)				93,696,429
FOREIGN CORPORATE BONDS - 0.3%
15,000	Altice France SA	6.88	%(d)	07/15/2032	14,394
25,000	Garda World Security Corp.	6.50	%(d)	01/15/2031	25,597
85,000	Garda World Security Corp.	8.25	%(d)	08/01/2032	86,728
200,000	Global Aircraft Leasing Co. Ltd.	8.75	%(d)	09/01/2027	207,660
40,000	Seaspan Corp.	5.50	%(d)	08/01/2029	38,022
	Total Foreign Corporate Bonds (Cost $366,475)				372,401
US CORPORATE BONDS - 5.2%
30,000	Acushnet Co.	5.63	%(d)	12/01/2033	30,412
245,000	Allied Universal Holdco LLC	7.88	%(d)	02/15/2031	258,346
20,000	American Axle & Manufacturing, Inc.	6.38	%(d)	10/15/2032	20,379
15,000	American Axle & Manufacturing, Inc.	7.75	%(d)	10/15/2033	15,287
20,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.25	%(d)	04/15/2030	18,763
20,000	APH / APH2 / APH3	7.88	%(d)	11/01/2029	20,215
330,000	AthenaHealth Group, Inc.	6.50	%(d)	02/15/2030	329,287
55,000	Azorra Finance Ltd.	7.25	%(d)	01/15/2031	57,848
120,000	Builders FirstSource, Inc.	6.38	%(d)	03/01/2034	124,222
45,000	Caesars Entertainment, Inc.	6.00	%(d)	10/15/2032	43,795
25,000	Carnival Corp.	5.75	%(d)	08/01/2032	25,688
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13	%(d)	05/01/2027	24,980
45,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75	%(d)	03/01/2030	43,005
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75	%(d)	02/01/2032	22,867
15,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.25	%(d)	01/15/2034	12,768
10,000	Celanese US Holdings LLC	6.50%		04/15/2030	10,058
10,000	Celanese US Holdings LLC	6.75%		04/15/2033	9,957
20,000	Chord Energy Corp.	6.00	%(d)	10/01/2030	20,321
35,000	Chord Energy Corp.	6.75	%(d)	03/15/2033	36,217
20,000	Cipher Compute LLC	7.13	%(d)	11/15/2030	20,395
55,000	Clarios Global LP / Clarios US Finance Co.	6.75	%(d)	09/15/2032	57,067
20,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(d)	06/01/2029	19,877
35,000	Clear Channel Outdoor Holdings, Inc.	7.13	%(d)	02/15/2031	36,774
15,000	Cloud Software Group, Inc.	9.00	%(d)	09/30/2029	15,633
20,000	Cloud Software Group, Inc.	6.63	%(d)	08/15/2033	19,834
120,000	Clydesdale Acquisition Holdings, Inc.	6.75	%(d)	04/15/2032	123,473
15,000	CoreWeave, Inc.	9.25	%(d)	06/01/2030	13,962
20,000	Cornerstone Building Brands, Inc.	9.50	%(d)	08/15/2029	14,816
35,000	DCLI Bidco LLC	7.75	%(d)	11/15/2029	36,005
25,000	Dealer Tire LLC / DT Issuer LLC	8.00	%(d)	02/01/2028	25,134
30,000	Directv Financing LLC	8.88	%(d)	02/01/2030	30,391
25,000	DISH DBS Corp.	5.75	%(d)	12/01/2028	24,559
15,000	DISH DBS Corp.	5.13%		06/01/2029	13,326
65,000	Dornoch Debt Merger Sub, Inc.	6.63	%(d)	10/15/2029	56,354
50,000	EchoStar Corp.	10.75%		11/30/2029	55,329
25,000	Energizer Holdings, Inc.	6.00	%(d)	09/15/2033	24,011
15,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75	%(d)	01/15/2030	14,272
30,000	Flash Compute LLC	7.25	%(d)	12/31/2030	29,760
10,000	Freedom Mortgage Holdings LLC	8.38	%(d)	04/01/2032	10,535
155,000	Genesee & Wyoming, Inc.	6.25	%(d)	04/15/2032	160,038
35,000	Graham Holdings Co.	5.63	%(d)	12/01/2033	35,424
25,000	Gray Media, Inc.	9.63	%(d)	07/15/2032	25,963
25,000	Gray Media, Inc.	7.25	%(d)	08/15/2033	25,561
10,000	Herc Holdings, Inc.	5.75	%(d)	03/15/2031	10,154
10,000	Herc Holdings, Inc.	6.00	%(d)	03/15/2034	10,140
15,000	Kodiak Gas Services LLC	6.50	%(d)	10/01/2033	15,326
15,000	Kodiak Gas Services LLC	6.75	%(d)	10/01/2035	15,430
30,000	Lamar Media Corp.	5.38	%(d)	11/01/2033	29,841

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
60,000	Level 3 Financing, Inc.	6.88	%(d)	06/30/2033	61,446
30,000	LifePoint Health, Inc.	10.00	%(d)	06/01/2032	31,900
35,000	Light & Wonder International, Inc.	6.25	%(d)	10/01/2033	35,450
25,000	Lindblad Expeditions LLC	7.00	%(d)	09/15/2030	26,091
265,000	Madison IAQ LLC	5.88	%(d)	06/30/2029	263,602
125,000	Medline Borrower LP	5.25	%(d)	10/01/2029	125,749
15,000	Michaels Cos., Inc.	5.25	%(d)	05/01/2028	14,438
20,000	Nabors Industries, Inc.	9.13	%(d)	01/31/2030	20,985
15,000	Nabors Industries, Inc.	7.63	%(d)	11/15/2032	14,753
10,000	NCL Corp. Ltd.	5.88	%(d)	01/15/2031	9,968
10,000	NCL Corp. Ltd.	6.25	%(d)	09/15/2033	10,001
15,000	Neptune Bidco US, Inc.	10.38	%(d)	05/15/2031	15,389
15,000	Newell Brands, Inc.	6.38%		05/15/2030	14,668
30,000	Nissan Motor Acceptance Co. LLC	6.13	%(d)	09/30/2030	30,026
30,000	Novelis Corp.	6.88	%(d)	01/30/2030	31,165
25,000	NRG Energy, Inc.	6.00	%(d)	02/01/2033	25,544
15,000	Olin Corp.	6.63	%(d)	04/01/2033	14,906
30,000	OneMain Finance Corp.	7.50%		05/15/2031	31,586
65,000	OneMain Finance Corp.	6.50%		03/15/2033	65,788
45,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00	%(d)	02/01/2030	46,353
25,000	Qnity Electronics, Inc.	6.25	%(d)	08/15/2033	25,945
120,000	Quikrete Holdings, Inc.	6.75	%(d)	03/01/2033	125,398
50,000	QXO Building Products, Inc.	6.75	%(d)	04/30/2032	52,261
40,000	Radiology Partners, Inc.	8.50	%(d)	07/15/2032	41,836
155,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.63	%(d)	02/01/2033	158,566
15,000	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.	6.25	%(d)	10/15/2030	15,318
60,000	Rockies Express Pipeline LLC	6.75	%(d)	03/15/2033	63,394
14,000	Sabre GLBL, Inc.	10.75	%(d)	11/15/2029	11,915
16,000	Sabre GLBL, Inc.	10.75	%(d)	03/15/2030	13,169
250,000	SM Energy Co.	7.00	%(d)	08/01/2032	245,925
5,000	Solstice Advanced Materials, Inc.	5.63	%(d)	09/30/2033	5,047
15,000	Standard Building Solutions, Inc.	5.88	%(d)	03/15/2034	15,053
50,000	Staples, Inc.	10.75	%(d)	09/01/2029	49,772
20,000	Star Leasing Co. LLC	7.63	%(d)	02/15/2030	18,623
45,000	Starwood Property Trust, Inc.	5.25	%(d)	10/15/2028	45,497
65,000	Sunoco LP	6.25	%(d)	07/01/2033	66,614
25,000	Talen Energy Supply LLC	6.25	%(d)	02/01/2034	25,510
15,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.75	%(d)	03/15/2034	15,009
30,000	Taylor Morrison Communities, Inc.	5.75	%(d)	11/15/2032	30,886
5,000	Tenet Healthcare Corp.	5.50	%(d)	11/15/2032	5,072
5,000	Tenet Healthcare Corp.	6.00	%(d)	11/15/2033	5,151
5,000	TransDigm, Inc.	6.25	%(d)	01/31/2034	5,191
5,000	TransDigm, Inc.	6.75	%(d)	01/31/2034	5,212
25,000	Trident TPI Holdings, Inc.	12.75	%(d)	12/31/2028	25,647
200,000	United Natural Foods, Inc.	6.75	%(d)	10/15/2028	201,148
20,000	United Rentals North America, Inc.	5.38	%(d)	11/15/2033	19,998
50,000	Univision Communications, Inc.	7.38	%(d)	06/30/2030	51,000
155,000	US Foods, Inc.	5.75	%(d)	04/15/2033	158,025
45,000	Venture Global LNG, Inc.	8.38	%(d)	06/01/2031	44,775
10,000	Venture Global Plaquemines LNG LLC	6.13	%(d)	12/15/2030	10,189
25,000	Venture Global Plaquemines LNG LLC	7.50	%(d)	05/01/2033	27,027
35,000	Venture Global Plaquemines LNG LLC	6.50	%(d)	01/15/2034	35,866
25,000	Veritiv Operating Co.	10.50	%(d)	11/30/2030	26,912
115,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(d)	09/15/2029	121,897
50,000	Viking Cruises Ltd.	5.88	%(d)	10/15/2033	50,798
30,000	VT Topco, Inc.	8.50	%(d)	08/15/2030	31,474
20,000	Warnermedia Holdings, Inc.	4.05%		03/15/2029	19,458
10,000	Warnermedia Holdings, Inc.	4.28%		03/15/2032	8,791
15,000	Warnermedia Holdings, Inc.	5.05%		03/15/2042	10,594
85,000	Watco Cos. LLC / Watco Finance Corp.	7.13	%(d)	08/01/2032	89,069
20,000	Wayfair LLC	7.25	%(d)	10/31/2029	20,894
20,000	Wayfair LLC	6.75	%(d)	11/15/2032	20,585

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
50,000	WBI Operating LLC	6.50	%(d)	10/15/2033	49,838
55,000	Weatherford International Ltd.	6.75	%(d)	10/15/2033	56,355
10,000	Windstream Services LLC	7.50	%(d)	10/15/2033	10,259
130,000	WR Grace Holdings LLC	5.63	%(d)	08/15/2029	124,251
265,000	XHR LP	4.88	%(d)	06/01/2029	261,480
	Total US Corporate Bonds (Cost $5,384,682)				5,506,301
COMMON STOCKS - 0.1%
3,223	Altice France/Luxco 3(b)(e)				57,762
	Total Common Stocks (Cost $106,464)				57,762
SHORT TERM INVESTMENTS - 8.1%
2,867,450	First American Government Obligations Fund - U	3.69	%(f)		2,867,450
2,867,450	JPMorgan US Government Money Market Fund - IM	3.72	%(f)		2,867,450
2,867,451	MSILF Government Portfolio - Institutional	3.70	%(f)		2,867,451
	Total Short Term Investments (Cost $8,602,351)				8,602,351
	Total Investments - 102.0% (Cost $108,895,546)				108,235,244
	Other Liabilities in Excess of Assets - (2.0)%				(2,168,996)
	NET ASSETS - 100.0%				$106,066,248

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Bank Loans	88.3%
Short Term Investments	8.1%
US Corporate Bonds	5.2%
Foreign Corporate Bonds	0.3%
Common Stocks	0.1%
Other Assets and Liabilities	(2.0)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Electronics/Electric	11.9%
Short Term Investments	8.1%
Healthcare	7.9%
Hotels/Motels/Inns and Casinos	6.6%
Commercial Services	6.5%
Media	6.4%
Energy	5.5%
Industrial Equipment	4.6%
Retailers (other than Food/Drug)	4.3%
Business Equipment and Services	4.3%
Telecommunications	3.7%
Finance	3.7%
Insurance	3.5%
Aerospace & Defense	3.3%
Construction	3.2%
Technology	2.8%
Food Products	2.8%
Containers and Glass Products	2.0%
Automotive	1.7%
Utilities	1.5%
Transportation	1.5%

Chemicals/Plastics	1.2%
Pharmaceuticals	1.1%
Building and Development (including Steel/Metals)	1.1%
Consumer Products	1.1%
IT Services	0.8%
Real Estate	0.5%
Diversified Manufacturing	0.2%
Leisure	0.1%
Mining	0.1%
Pulp & Paper	0.0	%(g)
Food Service	0.0	%(g)
Other Assets and Liabilities	(2.0)%
Net Assets	100.0%

(a)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(b)	Value determined using significant unobservable inputs.
(c)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $5,639,147 or 5.3% of the Fund’s net assets.
(e)	Non-income producing security.
(f)	Seven-day yield as of period end.
(g)	Represents less than 0.05% of net assets.
SOFR	Secured Overnight Financing Rate

DoubleLine Shiller Enhanced CAPE®	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 7.5%
	ACHV Trust
1,559,941	Series 2024-2PL-B	5.43	%(a)	10/27/2031	1,575,865
2,164,316	Series 2024-3AL-A	5.01	%(a)	12/26/2031	2,186,754
	Affirm, Inc.
3,750,000	Series 2024-A-A	5.61	%(a)	02/15/2029	3,755,964
5,100,000	Series 2024-B-B	4.88	%(a)	09/15/2029	5,114,602
4,500,000	Series 2025-1A-B	5.13	%(a)	02/15/2033	4,536,652
4,500,000	Series 2025-1A-C	5.28	%(a)	02/15/2033	4,534,524
2,349,551	Series 2025-X1-A	5.08	%(a)	04/15/2030	2,353,122
	Aligned Data Centers Issuer LLC
6,000,000	Series 2021-1A-A2	1.94	%(a)	08/15/2046	5,893,690
	Avant Credit Card Master Trust
8,500,000	Series 2025-1A-A	4.89	%(a)	04/15/2031	8,508,067
	AVANT Loans Funding Trust
7,250,000	Series 2024-REV1-A	5.92	%(a)	10/15/2033	7,318,562
9,500,000	Series 2025-REV1-A	5.12	%(a)	05/15/2034	9,550,710
4,000,000	Series 2025-REV1-B	5.42	%(a)	05/15/2034	4,025,178
	CAI International, Inc.
3,992,031	Series 2020-1A-A	2.22	%(a)	09/25/2045	3,834,455
	Carvana Auto Receivables Trust
8,000,000	Series 2024-P3-A4	4.31%		09/10/2030	8,059,029
	Castlelake Aircraft Securitization Trust
1,434,885	Series 2019-1A-A	3.97	%(a)	04/15/2039	1,435,855
	College Avenue Student Loans LLC
452,563	Series 2017-A-B	4.50	%(a)	11/26/2046	442,843
	Compass Datacenters LLC
5,425,000	Series 2024-1A-A1	5.25	%(a)	02/25/2049	5,457,053
	DataBank Issuer
4,000,000	Series 2021-1A-A2	2.06	%(a)	02/27/2051	3,982,132
	DigitalBridge Group, Inc.
5,000,000	Series 2023-1A-A2A	5.00	%(a)	09/15/2048	4,989,498
	Dividend Solar Loans LLC
1,810,756	Series 2018-2-B	4.25	%(a)	12/20/2038	1,697,856
	Exeter Automobile Receivables Trust
2,392,364	Series 2024-5A-A3	4.45%		03/15/2028	2,393,316
	Foundation Finance Trust
5,150,000	Series 2025-3A-B	4.87	%(a)	08/15/2052	5,163,150
	Global Sea Containers Two SRL
2,099,464	Series 2020-1A-A	2.17	%(a)	10/17/2040	2,017,909
	GreenSky LLC
5,991,948	Series 2024-2-B	5.26	%(a)	10/27/2059	6,073,392
1,823,866	Series 2025-1A-A4	5.22	%(a)	03/25/2060	1,852,492
1,786,085	Series 2025-2A-A4	4.89	%(a)	06/25/2060	1,800,694
5,250,000	Series 2025-3A-A1	4.34	%(a)	12/27/2060	5,258,627
	HERO Funding Trust
540,635	Series 2016-1A-A	4.05	%(a)	09/20/2041	526,804
	Horizon Aircraft Finance Ltd.
9,808,556	Series 2019-2-A	3.43	%(a)	11/15/2039	9,566,471
	Jack in the Box, Inc.
4,300,538	Series 2019-1A-A2II	4.48	%(a)	08/25/2049	4,268,839
	Jimmy Johns LLC
11,001,375	Series 2017-1A-A2II	4.85	%(a)	07/30/2047	11,001,698
	Laurel Road Prime Student Loan Trust
59,826	Series 2017-B-CFX	3.61	%(a)	08/25/2042	59,761
	Loanpal Solar Loan Ltd.
5,520,125	Series 2020-3GS-A	2.47	%(a)	12/20/2047	4,682,975
3,408,914	Series 2021-1GS-A	2.29	%(a)	01/20/2048	2,883,822

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Mariner Finance Issuance Trust
1,500,000	Series 2025-AA-B	5.33	%(a)	05/20/2038	1,521,095
	Mosaic Solar Loans LLC
414,656	Series 2017-1A-A	4.45	%(a)	06/20/2042	408,102
3,677,188	Series 2020-2A-B	2.21	%(a)	08/20/2046	3,071,769
	Navient Student Loan Trust
1,749,992	Series 2018-A-B	3.68	%(a)	02/18/2042	1,734,438
5,058,003	Series 2022-A-A	2.23	%(a)	07/15/2070	4,639,339
	Pagaya AI Debt Selection Trust
1,882,006	Series 2021-5-C	3.93	%(a)	08/15/2029	1,863,518
3,824,528	Series 2024-10-B	5.75	%(a)	06/15/2032	3,850,384
4,999,573	Series 2025-1-B	5.63	%(a)	07/15/2032	5,042,769
5,250,000	Series 2025-7-A1	4.27	%(a)	11/16/2026	5,251,874
	Reach Financial LLC
2,180,472	Series 2025-1A-A	4.96	%(a)	08/16/2032	2,187,366
	Sierra Timeshare Conduit Receivables Funding LLC
494,788	Series 2021-2A-C	1.95	%(a)	09/20/2038	492,507
	Slam Ltd.
5,909,176	Series 2024-1A-A	5.34	%(a)	09/15/2049	5,951,066
	SOFI Alternative Trust
676,861	Series 2021-1-PT1	9.72	%(a)(b)	05/25/2030	657,422
218,428	Series 2021-2-A	1.25	%(a)	08/15/2030	218,390
1,091,079	Series 2021-3-A	1.50	%(a)	11/15/2030	1,087,971
	SoFi Consumer Loan Program Trust
9,700,000	Series 2025-1-B	5.12	%(a)	02/27/2034	9,814,064
6,000,000	Series 2025-3-B	4.67	%(a)	08/15/2034	6,024,204
4,500,000	Series 2025-4-B	4.60	%(a)	08/25/2035	4,518,250
	Start/Bermuda
1,122,865	Series 2018-1-A	4.09	%(a)	05/15/2043	1,123,220
	TAL Advantage LLC
2,064,250	Series 2020-1A-A	2.05	%(a)	09/20/2045	1,978,245
	Tesla Sustainable Energy Trust
9,509,826	Series 2024-1A-A2	5.08	%(a)	06/21/2050	9,555,922
	Thunderbolt Aircraft Lease
2,386,998	Series 2018-A-A	5.96	%(a)(c)	09/15/2038	2,393,071
	TIF Funding LLC
2,318,021	Series 2021-1A-A	1.65	%(a)	02/20/2046	2,127,974
	Upgrade Master Pass-Thru Trust
142,789	Series 2021-PT3-A	15.69	%(a)(b)	07/15/2027	136,059
3,022,504	Series 2025-ST2-A	6.11	%(a)	06/15/2032	3,061,189
2,076,582	Series 2025-ST4-A	5.50	%(a)	08/16/2032	2,088,562
	Upstart Securitization Trust
5,500,000	Series 2025-3-A2	4.60	%(a)	09/20/2035	5,514,092
3,638,651	Series 2025-4-A1	4.34	%(a)	11/20/2026	3,640,456
	Westlake Automobile Receivables Trust
1,000,000	Series 2025-2A-D	5.08	%(a)	05/15/2031	1,008,694
	Willis Lease Finance Corp.
5,220,499	Series 2020-A-A	3.23	%(a)	03/15/2045	5,062,381
	Total Asset Backed Obligations (Cost $244,227,070)				242,826,754
BANK LOANS - 2.0%
	1011778 BC ULC
3,536,766	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%		09/23/2030	3,545,608
	Allison Transmission, Inc.
970,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%		01/03/2033	976,266
	APi Group DE, Inc.
2,947,114	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%		01/03/2029	2,961,540
	Aramark Services, Inc.
1,125,689	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%		06/24/2030	1,130,963
	Burlington Coat Factory Warehouse Corp.
2,508,138	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.67%		09/19/2031	2,516,490

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Calpine Corp.
2,480,886	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%		01/31/2031	2,483,503
	Colossus Acquireco LLC
2,149,613	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.41%		07/30/2032	2,150,580
	CommScope LLC
3,284,999	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 2.00% Floor)	8.67%		12/17/2029	3,295,445
1	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 2.00% Floor)	8.67%		12/17/2029	1
	Corpay Technologies Operating Co. LLC
2,729,156	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%		04/28/2028	2,735,010
	CPI Holdco B LLC
425,972	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%		05/19/2031	427,363
	Cyborg Oldco DC Holdings, Inc.
320,815	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.30	%(d)(e)	05/01/2026	—
	Delta 2 Lux Sarl
1,200,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.50% Floor)	5.42%		09/19/2031	1,205,700
	Dynasty Acquisition Co., Inc.
261,888	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%		10/31/2031	263,169
688,512	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%		10/31/2031	691,879
	Energizer Holdings, Inc.
2,443,343	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.73%		03/19/2032	2,448,951
	Flutter Financing BV
2,121,692	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.50% Floor)	5.42%		11/29/2030	2,122,573
	Froneri US, Inc.
439,203	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.25%, 0.00% Floor)	6.45%		09/30/2031	439,525
846,140	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.25%, 0.00% Floor)	6.45%		09/30/2031	846,762
1,651,495	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.25%, 0.00% Floor)	6.45%		09/30/2031	1,652,709
	Gen Digital, Inc.
1,223,850	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%		04/16/2032	1,226,298
	Go Daddy Operating Co. LLC
3,679,078	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%		11/13/2029	3,689,085
	Iron Mountain, Inc.
2,138,059	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%		01/31/2031	2,140,732
	NRG Energy, Inc.
3,677,952	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	5.59%		04/16/2031	3,693,307
	Prime Security Services Borrower LLC
653,914	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.58%		03/08/2032	653,054
2,497,126	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.58%		03/08/2032	2,493,843
	Resideo Funding, Inc.
1,012,463	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%		08/13/2032	1,016,259
	Reynolds Consumer Products LLC
2,015,245	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%		03/04/2032	2,030,108
	Six Flags Entertainment Corp.
1,566,150	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%		05/01/2031	1,550,809

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Solstice Advanced Materials, Inc.
905,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.59%		10/29/2032	910,941
	Somnigroup International, Inc.
1,906,811	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.91%		10/24/2031	1,921,903
	Standard Industries, Inc./NY
1,472,508	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.50% Floor)	5.48%		09/22/2028	1,480,460
	Trans Union LLC
715,400	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%		06/24/2031	717,908
2,840,874	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.50% Floor)	5.47%		06/24/2031	2,849,467
	Vertiv Group Corp.
1,766,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.61%		08/12/2032	1,776,660
	Walker & Dunlop, Inc.
347,375	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.73%		03/15/2032	349,546
	WMG Acquisition Corp.
2,160,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	5.57%		01/24/2031	2,170,800
	Wyndham Hotels & Resorts, Inc.
2,127,471	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%		05/28/2030	2,135,449
	Total Bank Loans (Cost $64,696,709)				64,700,666
COLLATERALIZED LOAN OBLIGATIONS - 12.6%
	Allegro CLO Ltd.
5,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.06	%(a)	04/20/2038	5,000,427
10,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.37	%(a)	07/24/2037	10,036,000
	Apidos CLO
7,500,000	Series 2022-39A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	5.40	%(a)	10/21/2038	7,518,175
	Atlas Senior Loan Fund Ltd.
2,000,000	Series 2018-11A-B (3 mo. Term SOFR + 1.91%, 0.00% Floor)	5.77	%(a)	07/26/2031	2,001,947
	Battalion CLO Ltd.
10,000,000	Series 2021-20A-AR (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.12	%(a)	04/15/2038	10,018,881
10,000,000	Series 2022-23A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.32	%(a)	10/15/2037	10,041,520
	Benefit Street Partners CLO Ltd.
5,000,000	Series 2023-32A-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)	5.07	%(a)	10/25/2038	5,004,871
6,500,000	Series 2024-37A-A (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.21	%(a)	01/25/2038	6,524,811
	Bridge Street CLO Ltd.
6,000,000	Series 2020-1A-A1R (3 mo. Term SOFR + 1.55%, 1.55% Floor)	5.43	%(a)	07/20/2037	6,024,076
10,500,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.49%, 1.23% Floor)	5.38	%(a)	07/20/2034	10,500,525
	Carlyle Global Market Strategies
10,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.24	%(a)	01/20/2038	10,041,741
5,000,000	Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	5.13	%(a)	10/15/2038	5,012,125
	CarVal CLO
4,000,000	Series 2024-2A-A (3 mo. Term SOFR + 1.46%, 1.46% Floor)	5.34	%(a)	07/20/2037	4,016,044
	CBAM Ltd.
10,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.27	%(a)	01/20/2038	10,044,662
4,500,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	5.33	%(a)	07/17/2034	4,504,874
3,000,000	Series 2020-13A-A (3 mo. Term SOFR + 1.69%, 1.43% Floor)	5.58	%(a)	01/20/2034	3,006,034
	Cedar Funding Ltd.
10,000,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.30	%(a)	07/20/2037	10,037,570

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	CFIP CLO Ltd.
10,350,000	Series 2017-1A-AR (3 mo. Term SOFR + 1.49%, 1.23% Floor)	5.38	%(a)	10/18/2034	10,359,521
	Eldridge CLO Ltd.
7,500,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.25	%(a)	10/20/2038	7,524,300
	Halcyon Loan Advisors Funding Ltd.
13,423	Series 2013-2A-D (3 mo. Term SOFR + 4.06%, 0.00% Floor)	7.92	%(a)	08/01/2026	12,924
	LCM LP
1,009,873	Series 17A-A2RR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.32	%(a)	10/15/2031	1,010,860
	Magnetite CLO Ltd.
20,000,000	Series 2024-42A-A1 (3 mo. Term SOFR + 1.31%, 1.31% Floor)	5.17	%(a)	01/25/2038	20,084,900
	Marble Point CLO
29,500,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.32	%(a)	07/20/2037	29,625,198
23,000,000	Series 2021-3A-A1 (3 mo. Term SOFR + 1.50%, 1.24% Floor)	5.38	%(a)	10/17/2034	23,026,202
	MP CLO Ltd.
10,000,000	Series 2015-2A-ARR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.32	%(a)	04/28/2034	10,011,315
	Nassau Global Credit LLC
488,750	Series 2018-IA-A (3 mo. Term SOFR + 1.41%, 0.00% Floor)	5.32	%(a)	07/15/2031	488,984
	OCP CLO Ltd.
20,000,000	Series 2017-14A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.25	%(a)	07/20/2037	20,078,166
9,000,000	Series 2020-18A-A1R2 (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.25	%(a)	07/20/2037	9,037,818
	Octagon Investment Partners Ltd.
27,500,000	Series 2019-4A-A1RR (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.24	%(a)	08/12/2037	27,625,590
	OHA Credit Funding Ltd.
25,000,000	Series 2023-16RA-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.08	%(a)	10/20/2038	25,026,270
	Sound Point CLO Ltd.
25,000,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.34	%(a)	07/15/2034	25,023,495
20,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.32	%(a)	07/20/2034	20,018,122
10,000,000	Series 2024-5A-A1 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.27	%(a)	10/20/2037	10,039,582
	Trestles LLC
5,000,000	Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.04	%(a)	04/25/2038	5,000,385
	Trimaran CAVU LLC
20,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.36	%(a)	01/18/2035	20,020,866
	Warwick Capital CLO Ltd.
5,000,000	Series 2023-1A-AR (3 mo. Term SOFR + 1.28%, 1.28% Floor)	5.25	%(a)	10/20/2038	5,015,346
	Wellesley Park CLO Ltd.
10,000,000	Series 2025-1A-A (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.11	%(a)	01/24/2039	10,010,574
	Wellington Management CLO 3 Ltd.
10,000,000	Series 2025-4A-A (3 mo. Term SOFR + 1.15%, 1.15% Floor)	5.03	%(a)	04/18/2038	9,992,792
	Total Collateralized Loan Obligations (Cost $407,386,309)				408,367,493
FOREIGN CORPORATE BONDS - 4.0%
382,500	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	352,683
500,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	491,436
600,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	595,759
2,886,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.45%		04/15/2027	2,965,724
1,374,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%		06/06/2028	1,424,164
1,035,411	AL Candelaria Spain SA	7.50%		12/15/2028	1,050,051
200,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	194,118
2,289,000	Ashtead Capital, Inc.	4.25	%(a)	11/01/2029	2,264,766
2,326,000	Avilease Capital Ltd.	4.75	%(a)	11/12/2030	2,309,277
2,173,000	Avolon Holdings Funding Ltd.	6.38	%(a)	05/04/2028	2,264,939
2,468,000	Avolon Holdings Funding Ltd.	5.38	%(a)	05/30/2030	2,536,665
4,638,000	BAE Systems PLC	3.40	%(a)	04/15/2030	4,485,501
1,600,000	Banco de Bogota SA	6.25%		05/12/2026	1,608,011
200,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	197,365

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,500,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25	%(a)	09/30/2031	1,480,237
1,500,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	1,496,400
1,000,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%		04/30/2035	1,051,250
400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander (5 yr. CMT Rate + 3.00%)	7.53%		10/01/2028	429,550
1,130,000	Bank of Ireland Group PLC (SOFR + 1.62%)	5.60	%(a)	03/20/2030	1,174,398
3,086,000	Bank of Montreal (SOFR + 1.25%)	4.64%		09/10/2030	3,126,870
3,764,000	Banque Federative du Credit Mutuel SA	4.59	%(a)	10/16/2028	3,805,430
136,000	BAT Capital Corp.	4.91%		04/02/2030	139,067
1,855,000	BAT International Finance PLC	1.67%		03/25/2026	1,844,918
2,177,000	BAT International Finance PLC	5.93%		02/02/2029	2,287,506
1,800,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	1,798,346
3,110,000	BPCE SA (SOFR + 1.68%)	5.88	%(a)	01/14/2031	3,251,751
600,000	BRF GmbH	4.35%		09/29/2026	594,914
2,840,000	CaixaBank SA (SOFR + 2.70%)	6.21	%(a)	01/18/2029	2,953,357
5,342,000	Canadian Pacific Railway Co.	4.80%		03/30/2030	5,467,959
1,400,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(f)	06/08/2026	1,400,703
300,000	Cencosud SA	4.38%		07/17/2027	300,301
2,350,835	Chile Electricity PEC SpA	0.00	%(a)	01/25/2028	2,118,690
147,000	Cometa Energia SAB de CV	6.38%		04/24/2035	154,268
1,200,000	Cosan Luxembourg SA	5.50%		09/20/2029	1,176,258
3,114,000	Credit Agricole SA (SOFR + 1.13%)	5.23	%(a)	01/09/2029	3,181,253
1,952,000	Daimler Truck Finance North America LLC	4.30	%(a)	08/12/2027	1,961,670
1,400,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	1,391,201
1,011,000	Diageo Investment Corp.	5.13%		08/15/2030	1,047,900
198,552	Digicel Group Holdings Ltd.	0.00	%(a)(e)	12/31/2030	1,327
255,680	Digicel Group Holdings Ltd.	0.00	%(a)(e)	12/31/2030	11,996
3,060,000	Element Fleet Management Corp.	6.32	%(a)	12/04/2028	3,228,650
2,534,000	Element Fleet Management Corp.	5.04	%(a)	03/25/2030	2,591,076
397,936	Empresa Electrica Angamos SA	4.88%		05/25/2029	364,796
788,800	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	783,860
1,198,000	Enbridge, Inc.	6.00%		11/15/2028	1,259,394
2,478,000	Enel Finance International NV	5.13	%(a)	06/26/2029	2,544,331
2,415,000	Enel Finance International NV	4.38	%(a)	09/30/2030	2,406,673
950,000	Freeport Indonesia PT	4.76	%(a)	04/14/2027	956,380
1,300,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	1,296,683
139,838	Galaxy Pipeline Assets Bidco Ltd.	2.16%		03/31/2034	126,775
847,440	GNL Quintero SA	4.63%		07/31/2029	848,370
500,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	525,873
254,000	Grupo de Inversiones Suramericana SA	5.50%		04/29/2026	253,750
810,315	Guara Norte Sarl	5.20%		06/15/2034	791,586
200,000	HSBC Holdings PLC (SOFR + 1.04%)	4.92%		11/19/2028	200,891
2,832,000	Imperial Brands Finance PLC	4.50	%(a)	06/30/2028	2,855,460
600,000	InRetail Consumer	3.25%		03/22/2028	586,446
750,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	748,603
35,034	Invepar Holdings	0.00	%(d)(e)	12/30/2028	—
200,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%		04/15/2031	199,572
903,500	JSW Hydro Energy Ltd.	4.13%		05/18/2031	841,395
700,000	JSW Infrastructure Ltd.	4.95%		01/21/2029	702,100
229,419	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	224,489

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,610,822	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	1,638,266
1,890,000	Millicom International Cellular SA	5.13%		01/15/2028	1,887,696
719,200	Minejesa Capital BV	4.63%		08/10/2030	717,120
900,000	Minerva Luxembourg SA	5.88%		01/19/2028	899,454
434,536	Mong Duong Finance Holdings BV	5.13%		05/07/2029	430,132
555,224	MV24 Capital BV	6.75%		06/01/2034	551,493
261,000	Nationwide Building Society (SOFR + 1.91%)	6.56	%(a)	10/18/2027	265,975
3,149,000	NatWest Group PLC (1 yr. CMT Rate + 1.22%)	4.96%		08/15/2030	3,215,028
1,000,000	NBM US Holdings, Inc.	7.00%		05/14/2026	1,001,885
800,000	NBM US Holdings, Inc.	6.63%		08/06/2029	810,372
2,520,000	Nutrien Ltd.	4.90%		03/27/2028	2,567,866
1,713,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	4.30%		08/19/2028	1,719,733
1,400,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%		06/15/2032	1,405,915
1,176,694	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	1,208,106
500,000	Reliance Industries Ltd.	3.67%		11/30/2027	496,071
3,206,000	Rio Tinto Finance USA PLC	4.88%		03/14/2030	3,295,348
4,940,000	Royal Bank of Canada (SOFR + 0.86%)	4.82%		10/18/2028	4,964,608
6,070,000	SK hynix, Inc.	4.25	%(a)	09/11/2028	6,091,465
571,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	569,989
910,000	UBS Group AG (1 yr. CMT Rate + 1.60%)	6.33	%(a)	12/22/2027	929,175
600,000	Ultrapar International SA	5.25%		10/06/2026	600,630
200,000	Ultrapar International SA	5.25%		06/06/2029	200,039
1,500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	1,492,507
200,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%		10/14/2031	196,422
500,000	Wipro IT Services LLC	1.50%		06/23/2026	493,579
	Total Foreign Corporate Bonds (Cost $126,393,688)				128,374,006
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.6%
1,300,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	1,280,734
1,600,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	1,591,979
1,550,467	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	1,271,771
700,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	700,501
805,500	Chile Electricity Lux MPC Sarl	6.01%		01/20/2033	847,314
200,000	Comision Federal de Electricidad	4.69%		05/15/2029	198,248
1,300,000	Comision Federal de Electricidad	5.70	%(a)	01/24/2030	1,324,570
1,000,000	Corp. Nacional del Cobre de Chile	3.63%		08/01/2027	990,526
1,200,000	Dominican Republic International Bond	5.50%		02/22/2029	1,217,520
600,000	Guatemala Government Bond	4.50%		05/03/2026	600,000
1,200,000	Guatemala Government Bond	5.25%		08/10/2029	1,217,700
1,257,976	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	1,309,693
200,000	Mexico Government International Bond	5.00%		05/07/2029	203,600
400,000	MISC Capital Two Labuan Ltd.	3.75%		04/06/2027	397,586
600,000	Morocco Government International Bond	2.38%		12/15/2027	576,291
600,000	OCP SA	6.10%		04/30/2030	627,435
1,000,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	997,053
600,000	Paraguay Government International Bond	5.00%		04/15/2026	603,000
143,000	Paraguay Government International Bond	4.70%		03/27/2027	144,216
1,646,000	Pertamina Persero PT	1.40%		02/09/2026	1,639,916
700,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	698,875
950,000	Petrobras Global Finance BV	6.00%		01/27/2028	968,716
50,000	Petrobras Global Finance BV	5.13%		09/10/2030	49,059
1,200,000	TNB Global Ventures Capital Bhd	3.24%		10/19/2026	1,192,888
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $20,187,539)				20,649,191

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 11.8%
	1211 Avenue of the Americas Trust
1,720,000	Series 2015-1211-A1A2	3.90	%(a)	08/10/2035	1,665,605
	280 Park Avenue Mortgage Trust
4,830,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	4.96	%(a)	09/15/2034	4,815,523
	ACREC Trust
4,800,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.04	%(a)	08/18/2042	4,805,976
	ACRES Commercial Realty Ltd.
6,380,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)	5.35	%(a)	08/18/2040	6,403,370
	Alen Mortgage Trust
2,000,000	Series 2021-ACEN-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.52	%(a)	04/15/2034	1,785,664
	Arbor Multifamily Mortgage Securities Trust
111,251,479	Series 2021-MF2-XA	1.10	%(a)(b)(g)	06/15/2054	4,993,923
	Arbor Realty Trust, Inc.
40,902,000	Series 2020-MF1-XD	0.55	%(a)(b)(g)	05/15/2053	839,988
765,808	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.21	%(a)	11/15/2036	766,772
4,039,441	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.43	%(a)	01/15/2037	4,044,620
4,200,000	Series 2025-FL1-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.09	%(a)	01/20/2043	4,203,532
	AREIT Trust
1,436,919	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	5.19	%(a)	01/20/2037	1,439,271
7,220,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.35	%(a)	12/17/2029	7,241,429
4,810,000	Series 2025-CRE11-A (1 mo. Term SOFR + 1.55%, 1.55% Floor)	5.55	%(a)	07/25/2043	4,822,006
	BANK5 Trust
6,433,000	Series 2023-5YR2-A3	6.66	%(b)	07/15/2056	6,765,442
5,022,000	Series 2024-5YR10-AS	5.64%		10/15/2057	5,166,364
21,121,680	Series 2025-5YR14-XA	0.98	%(b)(g)	04/15/2058	798,778
	BBCMS Trust
11,001,000	Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)	6.71	%(a)	11/15/2034	71,396
29,456,500	Series 2021-C10-XB	1.01	%(b)(g)	07/15/2054	1,404,059
21,205,000	Series 2021-C10-XD	1.68	%(a)(b)(g)	07/15/2054	1,598,840
2,504,000	Series 2024-5C29-AS	5.63%		09/15/2057	2,576,723
53,047,035	Series 2025-5C34-XA	1.17	%(b)(g)	05/15/2058	2,421,125
55,522,397	Series 2025-C32-XA	1.13	%(b)(g)	02/15/2062	4,564,080
	BDS Ltd.
2,830,758	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.20	%(a)	12/16/2036	2,838,132
1,180,629	Series 2022-FL11-ATS (1 mo. Term SOFR + 1.80%, 1.80% Floor)	5.53	%(a)	03/19/2039	1,182,064
7,500,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.31	%(a)	09/19/2039	7,525,028
4,150,000	Series 2025-FL15-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.13	%(a)	03/19/2043	4,160,209
4,420,000	Series 2025-FL16-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.40	%(a)	07/19/2043	4,426,104
	Benchmark Mortgage Trust
3,788,647	Series 2019-B14-A2	2.91%		12/15/2062	3,676,356
157,277,074	Series 2020-IG1-XA	0.51	%(b)(g)	09/15/2043	2,434,806
147,405,672	Series 2025-V14-XA	0.77	%(b)(g)	04/15/2057	4,290,846
64,317,000	Series 2025-V17-XA	1.51	%(b)(g)	09/15/2058	3,965,240
	BFLD Trust
3,012,000	Series 2024-VICT-A (1 mo. Term SOFR + 1.89%, 1.89% Floor)	5.64	%(a)	07/15/2041	3,029,318
	BMO Mortgage Trust
42,099,932	Series 2025-5C12-XA	1.44	%(b)(g)	10/15/2058	2,544,006
38,786,559	Series 2025-5C9-XA	0.71	%(b)(g)	04/15/2058	1,058,093
44,251,222	Series 2025-C11-XA	1.10	%(b)(g)	02/15/2058	3,476,022

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Bombardier Capital Mortgage Securitization Corp.
96,854,000	Series 2025-5C7-XA	1.44	%(b)(g)	12/15/2058	5,957,431
	BrightSpire Capital, Inc.
4,084,231	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.00	%(a)	08/19/2038	4,079,575
13,968,000	Series 2021-FL1-AS (1 mo. Term SOFR + 1.71%, 1.60% Floor)	5.45	%(a)	08/19/2038	13,942,550
6,702,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	5.68	%(a)	08/19/2037	6,710,880
	BSPRT Co.-Issuer LLC
7,450,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	6.61	%(a)	09/15/2035	7,473,482
	BX Trust
2,301,478	Series 2021-ACNT-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.11	%(a)	11/15/2038	2,299,436
4,835,282	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.11	%(a)	11/15/2036	4,833,856
1,930,141	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	4.55	%(a)	10/15/2038	1,930,033
2,026,500	Series 2021-XL2-D (1 mo. Term SOFR + 1.51%, 1.40% Floor)	5.26	%(a)	10/15/2038	2,026,032
940,000	Series 2022-LBA6-B (1 mo. Term SOFR + 1.30%, 1.30% Floor)	5.05	%(a)	01/15/2039	940,024
3,028,180	Series 2025-BCAT-A (1 mo. Term SOFR + 1.38%, 1.38% Floor)	5.13	%(a)	08/15/2042	3,036,135
2,251,220	Series 2025-ROIC-C (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.29	%(a)	03/15/2030	2,246,222
	CEDR Commercial Mortgage Trust
3,790,000	Series 2022-SNAI-A (1 mo. Term SOFR + 0.99%, 0.99% Floor)	4.74	%(a)	02/15/2039	3,740,054
	CFCRE Commercial Mortgage Trust
7,052,892	Series 2016-C4-XA	1.44	%(b)(g)	05/10/2058	5,236
2,475,000	Series 2016-C7-A3	3.84%		12/10/2054	2,459,505
16,201,000	Series 2017-C8-XB	0.89	%(b)(g)	06/15/2050	165,522
	Citigroup Commercial Mortgage Trust
5,103,588	Series 2016-GC36-XA	1.00	%(b)(g)	02/10/2049	51
3,096,000	Series 2016-P3-A4	3.33%		04/15/2049	3,086,406
7,336,773	Series 2016-P3-XA	1.64	%(b)(g)	04/15/2049	3,927
2,519,000	Series 2016-P4-B	3.38%		07/10/2049	2,407,588
11,525,820	Series 2016-P4-XA	1.88	%(b)(g)	07/10/2049	19,847
10,560,763	Series 2017-P7-XA	1.09	%(b)(g)	04/14/2050	88,125
	Citigroup/Deutsche Bank Commercial Mortgage Trust
10,573,063	Series 2016-C1-XA	1.32	%(b)(g)	05/10/2049	106
39,874,517	Series 2017-CD3-XA	0.97	%(b)(g)	02/10/2050	299,912
49,892,874	Series 2017-CD4-XA	1.21	%(b)(g)	05/10/2050	492,757
	Commercial Mortgage Pass Through Certificates
1,720,821	Series 2013-CR12-XA	0.51	%(b)(g)	10/10/2046	17
781,170	Series 2015-DC1-XA	0.57	%(b)(g)	02/10/2048	8
2,859,933	Series 2016-DC2-XA	0.77	%(b)(g)	02/10/2049	29
11,396,000	Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)	6.22	%(a)	09/15/2033	3,626,179
	Computershare Corporate Trust
1,284,241	Series 2015-NXS2-XA	0.00	%(b)(g)	07/15/2058	13
4,358,459	Series 2016-C33-XA	1.45	%(b)(g)	03/15/2059	44
19,727,299	Series 2016-NXS6-XA	1.54	%(b)(g)	11/15/2049	50,490
62,905,901	Series 2017-C38-XA	0.90	%(b)(g)	07/15/2050	670,634
19,724,906	Series 2019-C52-XA	1.57	%(b)(g)	08/15/2052	867,977
61,361,551	Series 2021-C59-XA	1.48	%(b)(g)	04/15/2054	3,444,396
5,250,000	Series 2022-ONL-A	3.86	%(a)	12/15/2039	5,099,036
	Credit Suisse Mortgage Capital Certificates
9,873,828	Series 2014-USA-X1	0.54	%(a)(b)(g)	09/15/2037	83,978
	CSAIL Commercial Mortgage Trust
1,676,428	Series 2016-C6-XA	1.75	%(b)(g)	01/15/2049	17
121,266,142	Series 2021-C20-XA	0.99	%(b)(g)	03/15/2054	4,588,238
	Franklin BSP Realty Trust, Inc.
1,298,275	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.48	%(a)	02/15/2037	1,299,992
	FS RIALTO
3,046,664	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.07	%(a)	05/16/2038	3,049,762
3,582,949	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.10	%(a)	11/16/2036	3,589,140
5,740,000	Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.12	%(a)	08/19/2042	5,753,736

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Granite Point Mortgage Trust, Inc.
424,601	Series 2021-FL3-A (1 mo. Term SOFR + 1.61%, 1.36% Floor)	5.35	%(a)	07/16/2035	425,375
3,406,951	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.20	%(a)	12/15/2036	3,415,844
	Great Wolf Trust
4,250,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.29	%(a)	03/15/2039	4,261,237
	Greystone Commercial Real Estate Notes
215,588	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	4.88	%(a)	07/15/2039	216,047
10,700,000	Series 2021-FL3-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	5.86	%(a)	07/15/2039	10,721,550
	GS Mortgage Securities Corp. II
222,234	Series 2014-GC24-XA	0.29	%(b)(g)	09/10/2047	2
9,506,756	Series 2016-GS2-XA	1.64	%(b)(g)	05/10/2049	95
22,306,056	Series 2016-GS3-XA	1.16	%(b)(g)	10/10/2049	55,714
2,314,000	Series 2018-GS10-WLSD	4.90	%(a)(b)	03/10/2033	217,791
2,893,000	Series 2018-GS10-WLSE	4.90	%(a)(b)	03/10/2033	249,503
5,000,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.15	%(a)	07/15/2031	522,428
5,000,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	6.85	%(a)	07/15/2031	469,928
5,000,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	7.97	%(a)	07/15/2031	417,428
	GSCG Trust
14,505,000	Series 2019-600C-E	3.99	%(a)(b)	09/06/2034	609,667
	JP Morgan Chase Commercial Mortgage Securities
2,413,683	Series 2015-JP1-XA	0.81	%(b)(g)	01/15/2049	24
28,776,018	Series 2016-JP4-XA	0.56	%(b)(g)	12/15/2049	76,731
336,000	Series 2018-WPT-CFX	4.95	%(a)	07/05/2033	233,554
3,216,693	Series 2019-COR4-ASB	3.94%		03/10/2052	3,208,323
5,775,000	Series 2019-UES-G	4.45	%(a)(b)	05/05/2032	5,375,826
1,815,000	Series 2021-MHC-B (1 mo. Term SOFR + 1.41%, 1.05% Floor)	5.17	%(a)	04/15/2038	1,815,243
5,920,250	Series 2022-NLP-A (1 mo. Term SOFR + 0.85%, 0.60% Floor)	4.60	%(a)	04/15/2037	5,851,419
	JPMBB Commercial Mortgage Securities Trust
2,794,329	Series 2014-C25-XA	0.41	%(b)(g)	11/15/2047	28
2,814,367	Series 2015-C30-XA	0.00	%(b)(g)	07/15/2048	28
349,287	Series 2015-C31-XA	0.44	%(b)(g)	08/15/2048	3
4,882,172	Series 2015-C32-XA	0.99	%(b)(g)	11/15/2048	49
	KREF
1,017,957	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	4.92	%(a)	02/15/2039	1,020,075
7,942,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.50	%(a)	02/15/2039	7,928,038
4,083,870	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.18	%(a)	02/17/2039	4,089,114
	LoanCore
1,020,105	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.16	%(a)	11/15/2038	1,021,856
2,077,107	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.49	%(a)	01/17/2037	2,079,867
7,220,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.12	%(a)	08/17/2042	7,229,985
	LSTAR Commercial Mortgage Trust
57,920,652	Series 2017-5-X	0.87	%(a)(b)(g)	03/10/2050	327,970
	MF1 Multifamily Housing Mortgage Loan Trust
2,525,830	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.08	%(a)	02/19/2037	2,528,974
12,550,000	Series 2022-FL8-AS (1 mo. Term SOFR + 1.75%, 1.75% Floor)	5.48	%(a)	02/19/2037	12,555,309
5,650,704	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.88	%(a)	06/19/2037	5,660,418
7,200,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.42	%(a)	08/18/2041	7,226,496
7,220,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.05	%(a)	02/18/2040	7,239,407
	Morgan Stanley ABS Capital I, Inc.
3,531,178	Series 2024-NSTB-A	3.90	%(a)(b)	09/24/2057	3,489,738
	Morgan Stanley Bank of America Merrill Lynch Trust
9,169,042	Series 2012-CKSV-CK	4.16	%(a)(b)	10/15/2030	8,140,652
5,239,761	Series 2016-C28-XA-XA	1.04	%(b)(g)	01/15/2049	52
22,957,738	Series 2025-5C1-XA	1.16	%(b)(g)	03/15/2058	975,316

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Morgan Stanley Capital I, Inc.
711,000	Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)	6.71	%(a)	12/15/2036	3,916
13,327,000	Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)	6.02	%(a)	05/15/2036	630,540
1,331,000	Series 2019-PLND-F (1 mo. Term SOFR + 2.91%, 2.80% Floor)	6.67	%(a)	05/15/2036	42,010
	MTN Commercial Mortgage Trust
1,200,000	Series 2022-LPFL-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.16	%(a)	03/15/2039	1,199,757
	NYC Commercial Mortgage Trust
4,990,000	Series 2025-3BP-A (1 mo. Term SOFR + 1.21%, 1.21% Floor)	4.96	%(a)	02/15/2042	4,952,166
	Ready Capital Corp.
1,892,104	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.05	%(a)	11/25/2036	1,894,507
	ROCK Trust
3,730,000	Series 2024-CNTR-A	5.39	%(a)	11/13/2041	3,835,364
	SFO Commercial Mortgage Trust
2,540,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.01	%(a)	05/15/2038	2,536,377
	SLG Office Trust
168,062,650	Series 2021-OVA-X	0.26	%(a)(b)(g)	07/15/2041	1,908,486
	SREIT Trust
3,240,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	4.69	%(a)	11/15/2036	3,239,691
	Starwood Property Trust, Inc.
2,681,462	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.05	%(a)	04/18/2038	2,684,926
	TPG Real Estate Finance Issuer Ltd.
6,887,949	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.39	%(a)	02/15/2039	6,896,525
5,000,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.89	%(a)	02/15/2039	5,002,720
5,110,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.27	%(a)	09/18/2042	5,127,129
5,630,000	Series 2025-FL7-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.53	%(a)	06/18/2043	5,637,009
	UBS Commercial Mortgage Trust
60,842,269	Series 2018-C13-XA	0.78	%(b)(g)	10/15/2051	1,027,218
	VEGAS Trust
2,508,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	2,543,301
	Wells Fargo Commercial Mortgage Trust
1,392,598	Series 2025-C64-A1	5.02%		02/15/2058	1,408,681
48,428,248	Series 2025-C64-XA	1.02	%(b)(g)	02/15/2058	3,481,439
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $501,320,181)				381,877,954
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 13.3%
	ACE Securities Corp.
4,141,732	Series 2006-CW1-A2D (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.37%		07/25/2036	3,487,199
6,628,882	Series 2007-WM1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.09%		11/25/2036	2,734,754
	Adjustable Rate Mortgage Trust
4,232,713	Series 2006-1-6A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.11%		03/25/2036	2,517,684
	AJAX Mortgage Loan Trust
2,423,398	Series 2021-C-A	6.12	%(a)(c)	01/25/2061	2,425,137
	American Home Mortgage Investment Trust
1,712,272	Series 2004-2-M1 (1 mo. Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap)	4.75%		02/25/2044	1,644,587
	Angel Oak Mortgage Trust LLC
1,623,411	Series 2020-2-A1A	2.53	%(a)(b)	01/26/2065	1,551,621
297,400	Series 2020-6-A3	1.78	%(a)(b)	05/25/2065	277,380
5,821,751	Series 2021-7-A1	1.98	%(a)(b)	10/25/2066	5,100,691
	Arroyo Mortgage Trust
539,028	Series 2019-1-A1	3.81	%(a)(b)	01/25/2049	527,847
292,012	Series 2019-2-A2	3.50	%(a)(b)	04/25/2049	285,400
2,374,731	Series 2019-3-A3	3.42	%(a)(b)	10/25/2048	2,296,129

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Banc of America Funding Corp.
823,880	Series 2006-7-T2A1-T2A1	5.88	%(b)	10/25/2036	749,814
8,358,977	Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	3.05	%(a)	09/29/2036	7,074,962
1,614,006	Series 2015-R2-9A2	4.56	%(a)(c)	03/27/2036	1,507,954
	Banc of America Mortgage Securities, Inc.
793,021	Series 2005-I-2A5	4.52	%(b)	10/25/2035	746,453
1,714,327	Series 2007-3-1A1	6.00%		09/25/2037	1,422,835
	BCAP LLC Trust
6,611,570	Series 2009-RR4-7A2	6.00	%(a)(b)	03/26/2037	2,113,867
1,118,208	Series 2012-RR1-3A4	5.50	%(a)(b)	10/26/2035	715,252
	BRAVO Residential Funding Trust
767,449	Series 2021-NQM2-A3	1.44	%(a)(b)	03/25/2060	752,074
6,787,285	Series 2022-RPL1-A1	2.75	%(a)(b)	09/25/2061	6,267,723
2,574,618	Series 2025-NQM6-A2	5.49	%(a)(c)	06/25/2065	2,585,747
	Citigroup Mortgage Loan Trust, Inc.
949,173	Series 2020-EXP1-A1A	1.80	%(a)(b)	05/25/2060	899,635
	Citimortgage Alternative Loan Trust
484,715	Series 2007-A5-1A10	5.75%		05/25/2037	439,244
	COLT Funding LLC
1,858,793	Series 2021-1R-A1	0.86	%(a)(b)	05/25/2065	1,705,381
3,473,916	Series 2021-5-A1	1.73	%(a)(b)	11/26/2066	3,167,456
4,732,851	Series 2022-2-A1	2.99	%(a)(c)	02/25/2067	4,554,200
	Countrywide Alternative Loan Trust
238,449	Series 2005-23CB-A15	5.50%		07/25/2035	192,954
839,957	Series 2005-28CB-1A6-1A6	5.50%		08/25/2035	718,956
3,501,085	Series 2005-49CB-A6	5.50%		11/25/2035	2,179,256
1,464,091	Series 2005-61-1A2 (1 mo. Term SOFR + 0.85%, 0.74% Floor)	4.59%		12/25/2035	1,365,755
6,369,483	Series 2005-62-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	4.45%		12/25/2035	4,920,977
7,133,283	Series 2006-16CB-A5	6.00%		06/25/2036	3,685,710
1,379,257	Series 2006-32CB-A21	5.50%		11/25/2036	713,532
2,255,659	Series 2006-34-A6	6.25%		11/25/2046	988,848
5,651,474	Series 2006-36T2-1A3	5.75%		12/25/2036	2,076,789
1,289,058	Series 2006-J4-2A9	6.00%		07/25/2036	716,878
1,444,841	Series 2006-J6-A5	6.00%		09/25/2036	654,362
1,224,001	Series 2006-OA12-A1B (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.23%		09/20/2046	1,277,143
3,083,247	Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.04%		03/20/2047	2,717,145
10,772,274	Series 2007-12T1-A11	6.00%		06/25/2037	4,736,775
9,664,502	Series 2007-12T1-A5	6.00%		06/25/2037	4,249,666
270,358	Series 2007-15CB-A7	6.00%		07/25/2037	156,238
3,990,150	Series 2007-8CB-A1	5.50%		05/25/2037	1,935,875
10,563,413	Series 2007-9T1-1A6	6.00%		05/25/2037	4,825,832
	Countrywide Home Loan Mortgage Pass Through Trust
623,904	Series 2005-10-A2	5.50%		05/25/2035	518,913
8,936,653	Series 2006-20-1A18 (1 mo. Term SOFR + 0.76%, 0.65% Floor, 6.00% Cap)	4.50%		02/25/2037	3,115,470
1,550,322	Series 2006-21-A10	5.75%		02/25/2037	644,163
509,546	Series 2007-14-A15	6.50%		09/25/2037	262,813
	Credit Suisse First Boston Mortgage Securities Corp.
2,444	Series 2004-8-6A1	4.50%		11/25/2034	1,498
428,064	Series 2005-9-5A9	5.50%		10/25/2035	206,759
	Credit Suisse Management LLC
922,203	Series 2005-11-2A1	6.00%		12/25/2035	595,473
44,899	Series 2005-11-8A5	6.00%		12/25/2035	32,219
	Credit Suisse Mortgage Capital Certificates
8,451,866	Series 2009-8R-8A2 (1 mo. Term SOFR)	6.00	%(a)	03/26/2037	2,702,251
84,628	Series 2011-12R-3A5	5.23	%(a)(b)	07/27/2036	84,898
14,604,667	Series 2022-NQM1-A1	2.27	%(a)(b)	11/25/2066	13,413,902
	Cross Mortgage Trust
8,407,404	Series 2024-H5-A1	5.85	%(a)(c)	08/26/2069	8,493,518
	DB US Financial Markets Holding Corp.
266,706	Series 2014-RS1-1A2	6.50	%(a)(b)	07/27/2037	226,152

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Deutsche ALT-A Securities, Inc.
311,239	Series 2006-AB4-A1A (30 day avg SOFR US)	6.01%		10/25/2036	273,001
6,217,550	Series 2006-AR4-A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.11%		12/25/2036	2,137,986
4,125,730	Series 2006-AR4-A2 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.23%		12/25/2036	1,307,806
169,471	Series 2007-OA2-A1 (12 Month US Treasury Average + 0.77%, 0.77% Floor)	4.80%		04/25/2047	155,021
	Fannie Mae Connecticut Avenue Securities
2,372,067	Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	4.92	%(a)	01/25/2044	2,369,949
	Freddie Mac Structured Agency Credit Risk Debt Notes
5,016,843	Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.07	%(a)	05/25/2044	5,025,508
4,944,985	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.07	%(a)	08/25/2044	4,950,300
2,268,383	Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	4.92	%(a)	01/25/2045	2,269,545
14,452,500	Series 2025-HQA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)	4.82	%(a)	02/25/2045	14,450,507
	GCAT
1,849,784	Series 2020-NQM2-A1	2.56	%(a)(c)	04/25/2065	1,790,390
5,618,876	Series 2021-NQM4-A3	1.56	%(a)(b)	08/25/2066	4,787,480
19,873,828	Series 2025-NQM1-A1	5.37	%(a)(c)	11/25/2069	20,017,075
	GS Mortgage-Backed Securities Trust
4,704,491	Series 2025-NQM5-A3	5.42	%(a)(c)	07/25/2065	4,721,576
	GSAA Trust
4,859,488	Series 2006-19-A3A (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.33%		12/25/2036	1,653,966
	GSR Mortgage Loan Trust
317,421	Series 2006-2F-3A4	6.00%		02/25/2036	127,889
	Harborview Mortgage Loan Trust
1,862,545	Series 2006-1-2A1A (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.33%		03/19/2036	1,747,867
	Impac Secured Assets CMN Owner Trust
585,769	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.39%		02/25/2037	540,697
	Indymac Index Mortgage Loan Trust
519,791	Series 2006-AR5-2A1	3.69	%(b)	05/25/2036	502,368
	JP Morgan Alternative Loan Trust
32,244,544	Series 2005-S1-1A4	6.00%		12/25/2035	9,302,419
2,548,705	Series 2007-S1-A2 (1 mo. Term SOFR + 0.79%, 0.68% Floor, 11.50% Cap)	4.53%		04/25/2047	2,464,792
	JP Morgan Mortgage Acquisition Corp.
10,379,600	Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.35%		07/25/2036	4,861,062
	JP Morgan Mortgage Trust
3,736,108	Series 2025-NQM1-A2	5.76	%(a)(c)	06/25/2065	3,768,483
3,902,157	Series 2025-NQM1-A3	5.97	%(a)(c)	06/25/2065	3,937,497
5,486,353	Series 2025-NQM2-A1	5.57	%(a)(b)	09/25/2065	5,539,416
4,395,453	Series 2025-NQM4-A3	5.26	%(a)(c)	03/25/2066	4,393,809
	JP Morgan Reremic
5,473,401	Series 2014-4-1C (3 mo. Term SOFR)	0.00	%(a)	01/26/2036	1,494,574
	Legacy Mortgage Asset Trust
2,216,814	Series 2021-GS1-A1	5.89	%(a)(c)	10/25/2066	2,219,051
	Lehman Mortgage Trust
180,968	Series 2006-1-1A3	5.50%		02/25/2036	84,023
	Lehman XS Trust
8,125,169	Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	4.10%		08/25/2047	6,979,224
	Long Beach Mortgage Loan Trust
15,264,790	Series 2006-11-2A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.05%		12/25/2036	5,249,016
9,229,051	Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.23%		03/25/2046	3,070,986
	Mastr Adjustable Rate Mortgages Trust
67,831	Series 2006-2-2A1	6.63	%(b)	04/25/2036	30,772
988,645	Series 2006-OA2-4A1A (12 Month US Treasury Average + 0.85%, 0.85% Floor)	4.88%		12/25/2046	950,326

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Merrill Lynch Alternative Note Asset
330,578	Series 2007-F1-2A6	6.00%		03/25/2037	103,549
	Merrill Lynch Mortgage Investors, Inc.
1,151,792	Series 2006-AF1-AF2C	6.25%		08/25/2036	420,848
33,534,183	Series 2006-RM2-A1A (1 mo. Term SOFR + 0.48%, 0.37% Floor)	4.22%		05/25/2037	9,435,600
4,183,844	Series 2007-HE2-A2A (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.09%		02/25/2037	1,182,561
6,469,463	Series 2007-HE2-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.27%		02/25/2037	1,828,507
	MFRA Trust
3,482,975	Series 2021-NQM2-A3	1.47	%(a)(b)	11/25/2064	3,126,273
1,955,741	Series 2025-NQM4-A3	5.69	%(a)(c)	08/25/2070	1,966,457
	Morgan Stanley Mortgage Loan Trust
214,447	Series 2006-2-7A1	5.44	%(b)	02/25/2036	116,111
	Morgan Stanley Residential Mortgage Loan Trust
7,434,420	Series 2025-NQM7-A3	5.34	%(a)(c)	09/25/2070	7,452,197
	Nomura Resecuritization Trust
3,007,440	Series 2015-8R-4A4	4.09	%(a)(b)	11/25/2047	2,606,423
	Onslow Bay Mortgage Loan Trust
333,545	Series 2020-EXP2-A3	2.50	%(a)(b)	05/25/2060	286,205
2,578,829	Series 2021-NQM2-A3	1.56	%(a)(b)	05/25/2061	2,156,736
5,060,132	Series 2022-NQM1-A1	2.31	%(a)(b)	11/25/2061	4,590,482
6,181,517	Series 2024-NQM10-A1	6.18	%(a)(c)	05/25/2064	6,259,653
6,004,159	Series 2024-NQM13-A1	5.12	%(a)	06/25/2064	6,019,968
11,048,752	Series 2024-NQM16-A1	5.53	%(a)(c)	10/25/2064	11,135,873
6,405,481	Series 2024-NQM18-A1	5.41	%(a)(b)	10/25/2064	6,447,248
3,688,163	Series 2025-NQM7-A1	5.56	%(a)(c)	05/25/2055	3,725,286
	PRPM LLC
24,288,520	Series 2025-NQM2-A1	5.69	%(a)(c)	04/25/2070	24,493,704
	RALI Trust
400,702	Series 2006-QS12-2A3	6.00%		09/25/2036	327,311
981,481	Series 2007-QS4-3A4	6.00%		03/25/2037	849,811
1,222,185	Series 2007-QS4-3A9	6.00%		03/25/2037	1,058,195
914,544	Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.45%		06/25/2037	688,344
567,707	Series 2007-QS9-A33	6.50%		07/25/2037	470,379
	RASC Trust
3,468,406	Series 2004-KS7-A2A (1 mo. Term SOFR + 0.69%, 0.58% Floor)	4.43%		08/25/2034	3,429,215
	RBSSP Resecuritization Trust
421,572	Series 2009-2-3A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.57	%(a)	04/26/2035	395,623
	Residential Asset Securitization Trust
690,313	Series 2006-A2-A11	6.00%		01/25/2046	248,301
2,105,447	Series 2006-A6-1A4	6.00%		07/25/2036	479,709
	RESIDENTIAL MORTGAGE LOAN TRUST
2,619,241	Series 2019-2-M1	3.86	%(a)(b)	05/25/2059	2,610,273
	RFMSI Trust
3,231,702	Series 2007-S1-A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.45%		01/25/2037	2,434,500
	Securitized Asset Backed Receivables LLC
5,475,725	Series 2006-WM3-A1 (1 mo. Term SOFR + 0.21%, 0.10% Floor)	3.95%		10/25/2036	1,815,430
	Soundview Home Equity Loan Trust
407,577	Series 2007-OPT3-2A3 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.03%		08/25/2037	406,355
	Starwood Mortgage Residential Trust
6,464,571	Series 2020-2-M1E	3.00	%(a)	04/25/2060	6,367,877
	Structured Adjustable Rate Mortgage Loan Trust
882,514	Series 2005-22-4A1	5.22	%(b)	12/25/2035	818,447
	Velocity Commercial Capital Loan Trust
2,005,341	Series 2020-1-M2	2.98	%(a)(b)	02/25/2050	1,627,575
2,060,672	Series 2021-1-M2	2.26	%(a)(b)	05/25/2051	1,688,388
1,475,109	Series 2021-2-M2	2.20	%(a)(b)	08/25/2051	1,225,667
3,752,821	Series 2024-3-A	6.65	%(a)(b)	06/25/2054	3,856,521
8,477,687	Series 2024-5-A	5.49	%(a)(b)	10/25/2054	8,520,200

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Vericrest Opportunity Loan Transferee
1,085,124	Series 2021-NP11-A1	5.87	%(a)(c)	08/25/2051	1,085,834
	Verus Securitization Trust
11,814,803	Series 2021-7-A1	2.83	%(a)(c)	10/25/2066	10,874,529
697,507	Series 2021-R1-A3	1.26	%(a)(b)	10/25/2063	678,994
4,306,105	Series 2024-3-A1	6.34	%(a)(c)	04/25/2069	4,357,788
2,753,315	Series 2025-10-A2	5.21	%(a)(c)	06/25/2070	2,762,033
6,350,281	Series 2025-5-A1	5.43	%(a)(c)	06/25/2070	6,405,800
3,315,769	Series 2025-5-A3	5.68	%(a)(c)	06/25/2070	3,333,874
	WAMU Asset-Backed Certificates
1,472,063	Series 2007-HE4-2A3 (1 mo. Term SOFR + 0.28%, 0.28% Floor)	4.02%		07/25/2047	863,779
	WaMu Mortgage Pass Through Certificates
1,662,990	Series 2005-AR4-A5	4.34	%(b)	04/25/2035	1,615,909
8,363,606	Series 2006-AR18-1A1	3.66	%(b)	01/25/2037	7,274,047
	Washington Mutual Alternative Mortgage Pass-Through Certificates
743,258	Series 2005-8-2CB3 (1 mo. Term SOFR + 0.52%, 0.41% Floor, 5.50% Cap)	4.26%		10/25/2035	708,587
	Washington Mutual Asset-Backed Certificates
5,850,284	Series 2006-HE5-2A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	3.85%		10/25/2036	2,061,298
2,148,504	Series 2006-HE5-2A3 (1 mo. Term SOFR + 0.57%, 0.46% Floor)	3.85%		10/25/2036	758,058
	Wells Fargo Alternative Loan Trust
403,793	Series 2007-PA5-1A1	6.25%		11/25/2037	348,351
	Wells Fargo Mortgage Backed Securities Trust
929,012	Series 2007-15-A1	6.00%		11/25/2037	910,527
4,082,513	Series 2007-AR6-A2	6.19	%(b)	10/25/2037	4,010,057
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $518,907,125)				429,857,394
US CORPORATE BONDS - 11.0%
1,832,000	AbbVie, Inc.	4.88%		03/15/2030	1,887,915
1,217,000	Agree LP	2.90%		10/01/2030	1,140,788
2,060,000	Aircastle Ltd. / Aircastle Ireland DAC	5.25	%(a)	03/15/2030	2,105,748
822,000	Altria Group, Inc.	6.20%		11/01/2028	869,105
1,358,000	Altria Group, Inc.	4.50%		08/06/2030	1,369,289
4,926,000	American Electric Power Co., Inc.	5.20%		01/15/2029	5,078,859
3,691,000	American Express Co. (SOFR + 1.26%)	4.73%		04/25/2029	3,748,525
1,599,000	American Homes 4 Rent LP	4.25%		02/15/2028	1,603,549
8,014,000	American Tower Corp.	4.90%		03/15/2030	8,188,337
2,639,000	Amrize Finance US LLC	4.70%		04/07/2028	2,671,889
2,887,000	AppLovin Corp.	5.13%		12/01/2029	2,962,251
3,281,000	Arrow Electronics, Inc.	5.15%		08/21/2029	3,360,555
3,912,000	Athene Global Funding (SOFR + 0.85%)	4.74	%(a)	05/08/2026	3,918,061
1,646,000	Athene Global Funding	4.72	%(a)	10/08/2029	1,648,779
2,611,000	Athene Global Funding	5.03	%(a)	07/17/2030	2,632,095
2,431,000	Atlassian Corp.	5.25%		05/15/2029	2,501,919
544,000	Avery Dennison Corp.	4.88%		12/06/2028	555,773
641,000	Aviation Capital Group LLC	6.25	%(a)	04/15/2028	666,327
5,433,000	Aviation Capital Group LLC	4.80	%(a)	10/24/2030	5,437,959
1,770,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%		04/23/2027	1,766,934
4,956,000	Bank of America Corp. (SOFR + 0.83%)	4.98%		01/24/2029	5,049,236
2,258,000	Biogen, Inc.	5.05%		01/15/2031	2,330,912
1,883,000	Black Hills Corp.	4.55%		01/31/2031	1,884,246
1,523,000	Boardwalk Pipelines LP	4.45%		07/15/2027	1,529,203
1,351,000	Broadcom, Inc.	5.05%		07/12/2029	1,391,324
1,415,000	Broadcom, Inc.	4.35%		02/15/2030	1,424,711

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,462,000	Broadcom, Inc.	4.20%		10/15/2030	1,461,309
716,000	Brown & Brown, Inc.	4.70%		06/23/2028	724,823
835,000	Brown & Brown, Inc.	4.50%		03/15/2029	839,130
1,276,000	Campbell’s Co.	5.20%		03/19/2027	1,293,080
2,412,000	Cardinal Health, Inc.	5.13%		02/15/2029	2,484,933
1,525,000	CenterPoint Energy, Inc.	5.40%		06/01/2029	1,579,950
1,360,000	Charles Schwab Corp. (SOFR + 1.05%)	4.91%		03/03/2027	1,369,402
2,301,000	Cheniere Energy Partners LP	4.50%		10/01/2029	2,306,541
3,158,000	Cheniere Energy, Inc.	4.63%		10/15/2028	3,153,754
4,404,000	Citibank NA	4.58%		05/29/2027	4,450,459
2,649,000	Citigroup, Inc. (SOFR + 0.87%)	4.79%		03/04/2029	2,687,305
5,663,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%		09/19/2030	5,711,749
819,000	CNA Financial Corp.	3.90%		05/01/2029	811,510
3,459,000	Corebridge Global Funding	5.75	%(a)	07/02/2026	3,490,612
332,000	Coterra Energy, Inc.	3.90%		05/15/2027	330,949
213,000	Coterra Energy, Inc.	4.38%		03/15/2029	213,837
2,800,000	CRH SMW Finance DAC	5.13%		01/09/2030	2,887,817
2,214,000	CubeSmart LP	4.38%		02/15/2029	2,222,633
1,474,000	Darden Restaurants, Inc.	4.35%		10/15/2027	1,481,886
751,000	DCP Midstream Operating LP	5.13%		05/15/2029	768,479
3,391,000	Dell International LLC / EMC Corp.	4.35%		02/01/2030	3,394,790
4,631,000	Delta Air Lines, Inc.	4.95%		07/10/2028	4,715,495
772,000	Devon Energy Corp.	5.25%		10/15/2027	772,054
2,670,000	Dominion Energy, Inc.	5.00%		06/15/2030	2,744,654
2,861,000	DTE Energy Co.	5.20%		04/01/2030	2,953,299
3,033,000	Edwards Lifesciences Corp.	4.30%		06/15/2028	3,055,362
3,138,000	Energy Transfer LP	6.05%		12/01/2026	3,189,354
2,374,000	Energy Transfer LP	6.10%		12/01/2028	2,494,566
3,012,000	Equifax, Inc.	4.80%		09/15/2029	3,062,182
1,143,000	Equinix Europe 2 Financing Corp. LLC	4.60%		11/15/2030	1,146,711
1,163,000	Essential Utilities, Inc.	4.80%		08/15/2027	1,177,743
136,000	Essential Utilities, Inc.	3.57%		05/01/2029	133,299
4,545,000	Evergy Kansas Central, Inc.	4.70%		03/13/2028	4,616,597
1,599,000	Exelon Corp.	5.15%		03/15/2029	1,644,631
4,748,000	Extra Space Storage LP	5.50%		07/01/2030	4,947,259
959,000	FirstEnergy Transmission LLC	4.55%		01/15/2030	967,006
3,849,000	Fiserv, Inc.	4.75%		03/15/2030	3,869,232
1,650,000	Foundry JV Holdco LLC	5.90	%(a)	01/25/2030	1,726,608
2,486,000	GATX Corp.	4.70%		04/01/2029	2,515,551
158,000	GATX Corp.	4.00%		06/30/2030	155,930
3,064,000	GE HealthCare Technologies, Inc.	4.80%		08/14/2029	3,132,697
1,275,000	Global Payments, Inc.	5.30%		08/15/2029	1,305,870
2,288,000	Global Payments, Inc.	4.88%		11/15/2030	2,291,077
2,179,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	4.63%		03/18/2027	2,181,616
2,340,000	Goldman Sachs Group, Inc. (SOFR + 0.90%)	4.15%		10/21/2029	2,339,783
3,999,000	Hewlett Packard Enterprise Co.	4.05%		09/15/2027	4,001,595
3,273,000	Hewlett Packard Enterprise Co.	4.55%		10/15/2029	3,292,693
200,000	HSBC USA, Inc. (SOFR + 0.96%)	4.82%		03/04/2027	201,116
2,949,000	Hyundai Capital America	4.55	%(a)	09/26/2029	2,967,890
1,636,000	Icon Investments Six DAC	5.81%		05/08/2027	1,670,297
2,028,000	Illumina, Inc.	4.65%		09/09/2026	2,035,177
6,350,000	Jackson National Life Global Funding	4.60	%(a)	10/01/2029	6,373,681
2,679,000	JPMorgan Chase & Co. (SOFR + 0.92%)	4.87%		04/22/2028	2,692,147
4,970,000	JPMorgan Chase & Co. (SOFR + 0.80%)	4.92%		01/24/2029	5,063,092
2,433,000	Kinder Morgan, Inc.	5.00%		02/01/2029	2,490,028
2,029,000	Kyndryl Holdings, Inc.	2.05%		10/15/2026	1,996,335
1,585,000	LPL Holdings, Inc.	4.63	%(a)	11/15/2027	1,585,239

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,297,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%		01/16/2029	1,317,967
3,016,000	Marriott International, Inc./MD	4.80%		03/15/2030	3,081,179
5,337,000	Mars, Inc.	4.80	%(a)	03/01/2030	5,455,299
2,358,000	Marvell Technology, Inc.	5.75%		02/15/2029	2,459,720
1,842,000	Marvell Technology, Inc.	4.75%		07/15/2030	1,866,776
4,693,000	MasTec, Inc.	4.50	%(a)	08/15/2028	4,669,165
3,406,000	Merck Sharp & Dohme Corp.	5.95%		12/01/2028	3,609,894
2,465,000	Meritage Homes Corp.	5.13%		06/06/2027	2,482,811
333,000	Meritage Homes Corp.	3.88	%(a)	04/15/2029	327,201
1,066,000	Meta Platforms, Inc.	4.20%		11/15/2030	1,068,526
535,000	Microchip Technology, Inc.	5.05%		03/15/2029	546,151
3,423,000	Molex Electronic Technologies LLC	4.75	%(a)	04/30/2028	3,463,881
2,442,000	MPLX LP	4.80%		02/15/2029	2,481,494
2,251,000	National Fuel Gas Co.	5.50%		03/15/2030	2,324,927
1,730,000	National Rural Utilities Cooperative Finance Corp.	4.75%		02/07/2028	1,757,824
2,381,000	National Rural Utilities Cooperative Finance Corp.	4.15%		08/25/2028	2,394,235
2,790,000	National Securities Clearing Corp.	4.70	%(a)	05/20/2030	2,854,256
323,000	New York Life Global Funding (SOFR + 0.48%)	4.33	%(a)	06/09/2026	323,360
403,000	New York Life Global Funding	4.70	%(a)	01/29/2029	410,413
5,185,000	NextEra Energy Capital Holdings, Inc.	4.69%		09/01/2027	5,249,405
3,022,000	NGPL PipeCo LLC	4.88	%(a)	08/15/2027	3,035,185
4,671,000	Niagara Mohawk Power Corp.	4.65	%(a)	10/03/2030	4,707,273
1,320,000	NiSource, Inc.	5.25%		03/30/2028	1,354,473
1,053,000	NiSource, Inc.	5.20%		07/01/2029	1,086,046
2,504,000	Northrop Grumman Corp.	4.65%		07/15/2030	2,549,604
1,366,000	Omega Healthcare Investors, Inc.	4.75%		01/15/2028	1,377,630
2,161,000	ONEOK, Inc.	5.38%		06/01/2029	2,227,662
2,460,000	ONEOK, Inc.	4.40%		10/15/2029	2,471,777
1,343,000	Oracle Corp.	4.45%		09/26/2030	1,314,207
1,489,000	O’Reilly Automotive, Inc.	5.75%		11/20/2026	1,509,520
293,000	Pacific Life Global Funding II (SOFR + 0.62%)	4.48	%(a)	06/04/2026	293,495
1,332,000	Paychex, Inc.	5.10%		04/15/2030	1,371,958
1,598,000	PayPal Holdings, Inc.	4.45%		03/06/2028	1,617,663
4,800,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25	%(a)	02/01/2030	4,944,455
2,449,000	Phillips Edison Grocery Center Operating Partnership I LP	2.63%		11/15/2031	2,199,336
625,000	Pinnacle West Capital Corp.	4.90%		05/15/2028	636,802
2,297,000	Public Service Enterprise Group, Inc.	5.85%		11/15/2027	2,370,464
2,602,000	Public Service Enterprise Group, Inc.	5.88%		10/15/2028	2,718,711
3,058,000	Quanta Services, Inc.	4.75%		08/09/2027	3,097,185
2,245,000	Quanta Services, Inc.	4.50%		01/15/2031	2,250,916
2,304,000	Rentokil Terminix Funding LLC	5.00	%(a)	04/28/2030	2,345,137
4,544,000	Republic Services, Inc.	4.75%		07/15/2030	4,654,526
701,000	Roper Technologies, Inc.	4.25%		09/15/2028	703,641
177,000	Ryder System, Inc.	5.25%		06/01/2028	181,882
1,838,000	Ryder System, Inc.	4.30%		12/01/2030	1,830,702
1,302,000	Sherwin-Williams Co.	4.55%		03/01/2028	1,317,929
2,313,000	Sherwin-Williams Co.	4.30%		08/15/2028	2,327,845
926,000	Solventum Corp.	5.45%		02/25/2027	939,690
1,611,000	Sonoco Products Co.	4.45%		09/01/2026	1,614,594
770,000	Southern Co. Gas Capital Corp.	4.05%		09/15/2028	770,458
1,867,000	Southern Power Co.	4.25%		10/01/2030	1,862,926
1,238,000	Sun Communities Operating LP	2.30%		11/01/2028	1,178,507
2,476,000	Sysco Corp.	5.10%		09/23/2030	2,557,649
3,988,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88%		01/15/2029	4,035,600
3,986,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%		03/01/2030	4,048,772
4,106,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%		10/30/2029	4,430,243
1,236,000	Uber Technologies, Inc.	4.15%		01/15/2031	1,232,077
1,580,000	Veralto Corp.	5.50%		09/18/2026	1,593,894

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,363,000	Veralto Corp.	5.35%		09/18/2028	1,405,770
1,250,000	Verisk Analytics, Inc.	4.50%		08/15/2030	1,260,024
3,169,000	VICI Properties LP / VICI Note Co., Inc.	4.25	%(a)	12/01/2026	3,169,376
4,796,000	Wells Fargo & Co. (SOFR + 1.07%)	5.02%		04/22/2028	4,823,897
2,335,000	Wells Fargo & Co. (SOFR + 1.79%)	6.30%		10/23/2029	2,467,792
391,000	Western Midstream Operating LP	6.35%		01/15/2029	411,613
2,881,000	Western Midstream Operating LP	4.05%		02/01/2030	2,823,743
3,016,000	Williams Cos., Inc.	4.80%		11/15/2029	3,078,732
1,958,000	Zimmer Biomet Holdings, Inc.	4.70%		02/19/2027	1,974,881
2,873,000	Zimmer Biomet Holdings, Inc.	5.05%		02/19/2030	2,964,109
	Total US Corporate Bonds (Cost $350,535,642)				356,181,958
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 4.8%
	Federal Home Loan Mortgage Corp.
3,862,613	Pool SD5219	6.00%		04/01/2054	4,015,476
2,664,964	Pool SD6815	6.00%		04/01/2054	2,744,252
4,986,007	Pool SL0223	5.50%		02/01/2055	5,103,401
4,609,232	Pool SL0536	5.50%		02/01/2055	4,707,075
7,417,441	Pool SL1712	6.00%		12/01/2054	7,693,123
1,755,578	Series 3072-FB (30 day avg SOFR US + 0.66%, 0.55% Floor, 7.00% Cap)	4.65%		11/15/2035	1,751,162
183,468	Series 3417-SM (-1 x 30 day avg SOFR US + 6.17%, 0.00% Floor, 6.28% Cap)	2.18	%(g)(h)	02/15/2038	19,507
1,521,528	Series 4917-FE (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.44%		10/25/2049	1,497,534
3,514,761	Series 5473-DF (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.02%		11/25/2054	3,526,370
3,726,259	Series 5475-FG (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.02%		11/25/2054	3,737,952
3,303,735	Series 5480-FD (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.22%		03/25/2054	3,326,954
4,044,420	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%		04/25/2055	4,028,778
4,009,129	Series 5525-FA (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%		04/25/2055	4,025,637
4,821,963	Series 5536-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%		05/25/2054	4,840,570
4,979,049	Series 5596-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	5.07%		11/25/2055	4,986,316
4,400,979	Series 5598-DF (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.00% Cap)	5.12%		11/25/2055	4,412,285
5,887,193	Series 5600-FA (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.00% Cap)	5.17%		11/25/2055	5,909,066
4,678,802	Series 5612-FJ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	5.07%		11/25/2055	4,704,138
	Federal National Mortgage Association
707,515	Pool AL2987 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.31% Cap)	6.31%		11/01/2042	739,380
435,853	Pool BM3520 (1 yr. RFUCCT + 1.56%, 1.56% Floor, 6.96% Cap)	6.26%		05/01/2045	454,618
5,029,287	Pool CB9973	5.50%		02/01/2055	5,154,276
6,056,936	Pool FA1444	5.50%		04/01/2055	6,152,091
3,667,659	Pool FS6084	6.00%		10/01/2053	3,809,591
4,815,780	Pool FS7622	5.50%		04/01/2054	4,930,801
105,191	Pool MA1200	3.00%		10/01/2032	102,043
3,402,355	Pool MA5086	5.00%		07/01/2043	3,474,787
3,413,676	Pool MA5112	5.00%		08/01/2043	3,438,782
2,824,089	Pool MA5806	5.50%		08/01/2045	2,878,898
1,695,579	Series 2014-10-KF (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.44%		03/25/2044	1,678,470
1,395,919	Series 2016-8-FA (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.44%		03/25/2046	1,377,728

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
5,009,693	Series 2019-25-SB (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	2.06	%(g)(h)	06/25/2049	507,930
2,455,471	Series 2019-49-FB (30 day avg SOFR US + 0.59%, 0.48% Floor, 6.50% Cap)	4.47%		09/25/2049	2,409,089
10,500,480	Series 2020-M49-1A1	1.26	%(b)	11/25/2030	9,870,829
2,565,338	Series 2023-M4-A1	3.77	%(b)	09/25/2032	2,554,583
2,911,198	Series 2024-82-FH (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.02%		11/25/2054	2,920,122
4,319,833	Series 2025-15-FQ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%		04/25/2055	4,339,390
4,050,646	Series 2025-26-FK (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%		06/25/2054	4,067,140
4,412,142	Series 2025-28-FM (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.12%		04/25/2055	4,436,041
	FREMF Mortgage Trust
2,433,468	Series 2016-KF18-B (30 day avg SOFR US + 5.61%, 5.50% Floor)	9.62	%(a)	05/25/2026	2,427,884
124,762,277	Series 2017-K67-X2B	0.10	%(a)(g)	09/25/2049	186,894
2,481,119	Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)	7.37	%(a)	03/25/2027	2,467,042
878,676	Series 2019-KF69-B (30 day avg SOFR US + 2.41%, 2.30% Floor)	6.42	%(a)	08/25/2029	847,618
	Government National Mortgage Association
1,656,062	Series 2016-121-JF (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	4.25%		09/20/2046	1,628,071
2,227,821	Series 2022-183-B	5.00%		04/20/2047	2,245,115
2,307,524	Series 2024-25-AF (30 day avg SOFR US + 0.51%, 0.51% Floor, 6.50% Cap)	4.54%		02/20/2049	2,183,655
2,018,822	Series 2025-100-FD (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.27%		05/20/2055	2,035,396
4,440,707	Series 2025-196-QF (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.00% Cap)	5.07%		11/20/2055	4,443,967
	Total US Government and Agency Mortgage Backed Obligations (Cost $155,017,724)				154,791,827
US GOVERNMENT AND AGENCY OBLIGATIONS - 25.6%
10,494,770	United States Treasury Inflation Indexed Bonds	2.38%		01/15/2027	10,579,415
15,337,693	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2027	15,062,908
7,804,036	United States Treasury Inflation Indexed Bonds	1.63%		10/15/2027	7,864,401
30,500,000	United States Treasury Note/Bond	0.38%		01/31/2026	30,421,357
96,350,000	United States Treasury Note/Bond	0.63%		03/31/2027	93,032,324
4,900,000	United States Treasury Note/Bond	0.50%		06/30/2027	4,689,453
170,000,000	United States Treasury Note/Bond	3.50%		10/31/2027	170,049,805
210,000,000	United States Treasury Note/Bond	0.75%		01/31/2028	198,577,149
100,000,000	United States Treasury Note/Bond	3.50%		11/15/2028	99,902,344
225,000,000	United States Treasury Note/Bond	0.88%		11/15/2030	196,725,586
	Total US Government and Agency Obligations (Cost $826,094,997)				826,904,742
SHORT TERM INVESTMENTS - 5.2%
56,489,181	First American Government Obligations Fund - U	3.69	%(i)		56,489,181
56,489,180	JPMorgan US Government Money Market Fund - IM	3.72	%(i)		56,489,180
56,489,181	MSILF Government Portfolio - Institutional	3.70	%(i)		56,489,181
	Total Short Term Investments (Cost $169,467,542)				169,467,542
	Total Investments - 98.4% (Cost $3,384,234,526)				3,183,999,527
	Other Assets in Excess of Liabilities - 1.6%				52,087,403
	NET ASSETS - 100.0%				$3,236,086,930

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	25.6%
Non-Agency Residential Collateralized Mortgage Obligations	13.3%
Collateralized Loan Obligations	12.6%
Non-Agency Commercial Mortgage Backed Obligations	11.8%
US Corporate Bonds	11.0%
Asset Backed Obligations	7.5%
Short Term Investments	5.2%
US Government and Agency Mortgage Backed Obligations	4.8%
Foreign Corporate Bonds	4.0%
Bank Loans	2.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.6%
Other Assets and Liabilities	1.6%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	25.6%
Non-Agency Residential Collateralized Mortgage Obligations	13.3%
Collateralized Loan Obligations	12.6%
Non-Agency Commercial Mortgage Backed Obligations	11.8%
Asset Backed Obligations	7.5%
Short Term Investments	5.2%
US Government and Agency Mortgage Backed Obligations	4.8%
Banking	2.8%
Technology	1.9%
Utilities	1.9%
Energy	1.8%
Finance	1.0%
Transportation	0.8%
Insurance	0.7%
Healthcare	0.6%
Hotels/Motels/Inns and Casinos	0.5%
Real Estate	0.5%
Food Products	0.4%
Construction	0.4%
Aerospace & Defense	0.4%
Industrial Equipment	0.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.4%
Telecommunications	0.3%
Beverage and Tobacco	0.3%
Consumer Products	0.3%
Commercial Services	0.2%
Pharmaceuticals	0.2%
Media	0.2%
Chemicals/Plastics	0.2%
Mining	0.2%
Retailers (other than Food/Drug)	0.2%
Automotive	0.2%
Electronics/Electric	0.1%
Environmental Control	0.1%
Containers and Glass Products	0.1%
Building and Development (including Steel/Metals)	0.1%
Business Equipment and Services	0.1%
Diversified Manufacturing	0.1%
IT Services	0.1%
Food Service	0.1%
Other Assets and Liabilities	1.6%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $1,360,633,700 or 42.0% of the Fund’s net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)	Value determined using significant unobservable inputs.
(f)	Perpetual maturity. The date disclosed is the next call date of the security.
(g)	Interest only security
(h)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(i)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate
SOFR	Secured Overnight Financing Rate
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks

Swap Agreements

Excess Return Swaps

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	05/06/2026	$80,000,000	$12,182,034	$–	$12,182,034
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	01/15/2026	110,000,000	4,722,080	–	4,722,080
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	01/21/2026	100,000,000	4,283,019	–	4,283,019
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	05/27/2026	50,000,000	4,060,611	–	4,060,611
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	02/04/2026	70,000,000	3,747,120	–	3,747,120
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	05/20/2026	75,000,000	3,695,047	–	3,695,047
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/29/2026	90,000,000	2,961,518	–	2,961,518
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	05/14/2026	60,000,000	2,717,432	–	2,717,432
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	01/09/2026	60,000,000	2,656,977	–	2,656,977

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/10/2026	50,000,000	2,303,560	–	2,303,560
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/26/2026	85,000,000	2,070,665	–	2,070,665
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	06/03/2026	92,000,000	1,912,656	–	1,912,656
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	06/12/2026	69,000,000	1,787,783	–	1,787,783
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	04/22/2026	55,000,000	1,541,712	–	1,541,712
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	11/19/2026	53,000,000	1,433,390	–	1,433,390
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	02/12/2026	73,000,000	1,020,128	–	1,020,128
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	06/18/2026	55,000,000	652,293	–	652,293
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	04/03/2026	70,000,000	625,486	–	625,486
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	07/08/2026	92,000,000	562,163	–	562,163
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Morgan Stanley	Long	0.36%	Termination	03/04/2026	80,000,000	561,367	–	561,367
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	11/26/2026	35,000,000	534,825	–	534,825
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	08/12/2026	70,000,000	412,513	–	412,513
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	08/06/2026	65,000,000	343,978	–	343,978
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	11/06/2026	80,000,000	242,111	–	242,111
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	12/09/2026	52,000,000	41,521	–	41,521
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	02/19/2026	70,000,000	32,821	–	32,821
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/24/2026	46,000,000	(2,657)	–	(2,657)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	12/18/2026	55,000,000	(161,594)	–	(161,594)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/09/2026	70,000,000	(178,209)	–	(178,209)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	11/13/2026	72,000,000	(298,481)	–	(298,481)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/17/2026	72,000,000	(332,206)	–	(332,206)

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	12/31/2026	69,000,000	(333,296)	–	(333,296)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	10/22/2026	74,000,000	(406,417)	–	(406,417)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	01/06/2027	79,000,000	(545,414)	–	(545,414)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/04/2026	55,000,000	(546,839)	–	(546,839)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	10/16/2026	70,000,000	(607,680)	–	(607,680)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	10/01/2026	53,000,000	(633,070)	–	(633,070)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	08/28/2026	75,000,000	(725,154)	–	(725,154)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	03/18/2026	95,000,000	(813,728)	–	(813,728)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	03/11/2026	93,000,000	(1,084,451)	–	(1,084,451)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/11/2026	90,000,000	(1,359,110)	–	(1,359,110)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	09/03/2026	105,000,000	(1,465,642)	–	(1,465,642)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Bank of America Securities, Inc.	Long	0.38%	Termination	01/28/2026	100,000,000	(1,589,536)	–	(1,589,536)
Shiller Barclays CAPE® US Sector II ER USD Index (1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	07/31/2026	105,000,000	(1,589,819)	–	(1,589,819)
							$44,431,507	$–	$44,431,507

(1)	Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2025, is available on the Barclays Capital, Inc. website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

DoubleLine Flexible Income Fund	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 6.1%
	Affirm, Inc.
2,250,000	Series 2024-X2-D	6.08	%(a)	12/17/2029	2,270,017
	Apollo Aviation Securitization Equity Trust
860,298	Series 2022-1A-A	6.00	%(a)	05/16/2047	878,897
1,629,358	Series 2024-1A-B	6.90	%(a)	05/16/2049	1,659,995
1,376,666	Series 2024-2A-B	6.61	%(a)	09/16/2049	1,391,703
2,813,474	Series 2025-1A-B	6.58	%(a)	02/16/2050	2,849,241
	Blue Stream Communications LLC
1,000,000	Series 2024-1A-B	6.04	%(a)	11/20/2054	1,018,969
1,000,000	Series 2024-1A-C	8.71	%(a)	11/20/2054	1,048,586
	Business Jet Securities LLC
1,429,507	Series 2024-2A-C	7.97	%(a)	09/15/2039	1,445,953
	CAI International, Inc.
550,625	Series 2020-1A-B	3.50	%(a)	09/25/2045	531,324
	Castlelake Aircraft Securitization Trust
2,468,915	Series 2018-1-B	5.30	%(a)	06/15/2043	2,366,250
1,869,278	Series 2025-1A-A	5.78	%(a)	02/15/2050	1,900,785
	Compass Datacenters LLC
500,000	Series 2024-2A-B2	6.00	%(a)	08/25/2049	503,767
1,500,000	Series 2025-1A-A3	5.85	%(a)	02/25/2050	1,516,588
	DataBank Issuer II LLC
3,000,000	Series 2025-1A-B	5.67	%(a)	09/27/2055	2,938,933
	DigitalBridge Group, Inc.
2,000,000	Series 2023-1A-B	5.75	%(a)	09/15/2048	1,998,294
	Dividend Solar Loans LLC
772,396	Series 2018-1-B	4.29	%(a)	07/20/2038	730,222
532,527	Series 2018-2-B	4.25	%(a)	12/20/2038	499,324
	European Wax Center, Inc.
1,930,000	Series 2022-1A-A2	5.50	%(a)	03/15/2052	1,909,028
	ExteNet LLC
1,500,000	Series 2024-1A-C	9.05	%(a)	07/25/2054	1,553,962
	GreenSky LLC
579,866	Series 2024-2-D	6.43	%(a)	10/27/2059	591,631
2,100,000	Series 2025-3A-E	7.83	%(a)	12/27/2060	2,104,888
	Hilton Grand Vacations, Inc.
900,000	Series 2025-3EXT-D	7.38	%(a)	10/25/2044	904,685
	Jersey Mike's Funding
1,836,519	Series 2019-1A-A2	4.43	%(a)	02/15/2050	1,837,638
	JOL Air Ltd.
643,215	Series 2019-1-B	4.95	%(a)	04/15/2044	642,333
	Loanpal Solar Loan Ltd.
861,074	Series 2021-1GS-C	3.50	%(a)	01/20/2048	551,569
	Luminace Issuer LLC
708,503	Series 2024-1-A	5.87	%(a)	10/30/2031	709,517
	Lunar Structured Aircraft Portfolio Notes
1,650,894	Series 2021-1-C	5.68	%(a)	10/15/2046	1,624,990
	Mariner Finance Issuance Trust
2,250,000	Series 2024-BA-A	4.91	%(a)	11/20/2038	2,284,304
	Marlette Funding Trust
441,430	Series 2022-1A-D	3.39	%(a)	04/15/2032	436,372
	Mosaic Solar Loans LLC
2,101,143	Series 2025-1A-A	6.12	%(a)	08/22/2050	2,109,272
	Pagaya AI Debt Selection Trust
776,130	Series 2021-3-C	3.27	%(a)	05/15/2029	766,549
394,678	Series 2024-1-A	6.66	%(a)	07/15/2031	395,707
2,499,903	Series 2025-5-C	5.64	%(a)	03/15/2033	2,510,528
	QTS Issuer ABS I LLC
2,500,000	Series 2025-1A-B	5.93	%(a)	05/25/2055	2,515,710

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	QTS Issuer ABS II LLC
3,000,000	Series 2025-1A-B	5.78	%(a)	10/05/2055	2,917,050
	Scalelogix Abs Us Issuer LLC
2,500,000	Series 2025-1A-B	6.16	%(a)	07/25/2055	2,514,958
	SSI ABS Issuer LLC
727,926	Series 2025-1-A	6.15	%(a)	07/25/2065	738,662
	Start/Bermuda
786,006	Series 2018-1-A	4.09	%(a)	05/15/2043	786,254
	Subway Funding LLC
990,000	Series 2024-3A-A23	5.91	%(a)	07/30/2054	985,170
	Switch Ltd.
1,500,000	Series 2024-1A-B	6.50	%(a)	03/25/2054	1,511,932
1,000,000	Series 2024-2A-C	10.03	%(a)	06/25/2054	1,028,403
	Tesla Sustainable Energy Trust
1,500,000	Series 2024-1A-C	6.25	%(a)	06/21/2050	1,504,561
	Uniti Group LP
2,500,000	Series 2025-1A-B	6.37	%(a)	04/20/2055	2,559,761
	Upgrade Master Pass-Thru Trust
2,000,000	Series 2025-ST6-C	5.78	%(a)	10/15/2032	2,001,457
	Upstart Securitization Trust
57,107	Series 2021-3-C	3.28	%(a)	07/20/2031	57,005
615,361	Series 2021-4-C	3.19	%(a)	09/20/2031	612,662
2,850,000	Series 2024-1-B	6.24	%(a)	11/20/2034	2,897,474
2,100,000	Series 2025-2-C	6.02	%(a)	06/20/2035	2,121,761
2,650,000	Series 2025-3-C	5.43	%(a)	09/20/2035	2,635,749
	Vital Care Issuer LLC
2,000,000	Series 2025-1A-A2	6.74	%(a)	01/30/2056	2,022,900
	Vivant Solar Financing V Parent LLC
4,009,222	Series 2018-1A-A	4.73	%(a)	04/30/2048	3,875,291
	Willis Lease Finance Corp.
2,500,000	Series 2025-B-B	5.70	%(a)	12/15/2050	2,510,595
	Total Asset Backed Obligations (Cost $82,064,077)				82,279,176
BANK LOANS - 10.0%
	1261229 BC Ltd.
323,375	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	9.97%		10/08/2030	316,667
	AAdvantage Loyalty IP Ltd.
145,519	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.13%		04/20/2028	146,046
537,300	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.13%		05/28/2032	540,661
	ABG Intermediate Holdings 2 LLC
54,313	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%		12/21/2028	54,462
	Acrisure LLC
2,145,131	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%		11/06/2030	2,146,140
358,200	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%		06/21/2032	359,095
	ADMI Corp.
602,889	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.50% Floor)	7.58%		12/23/2027	573,498
	AI Aqua Merger Sub, Inc.
1,546,761	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.85%		07/31/2028	1,551,912
1,024,697	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.87%		07/31/2028	1,028,109
	Alera Group, Inc.
538,650	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.97%		05/28/2032	541,852
204,488	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.50% Floor)	9.22%		05/31/2033	209,088

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Allied Universal Holdco LLC
887,775	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%		08/20/2032	893,461
	Allison Transmission, Inc.
690,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.47%		01/03/2033	694,457
	Allspring Buyer LLC
743,382	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%		11/01/2030	748,307
	Alpha Generation LLC
846,521	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%		09/30/2031	850,267
	Alterra Mountain Co.
257,226	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%		05/31/2030	258,833
	Amentum Holdings, Inc.
374,825	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%		09/29/2031	376,347
	American Axle & Manufacturing, Inc.
440,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.98%		09/20/2032	440,915
	AmWINS Group, Inc.
753,644	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.75% Floor)	5.97%		01/30/2032	756,662
	Applied Systems, Inc.
125,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%		02/23/2032	127,442
	Apro LLC
886,992	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.68%		07/09/2031	892,536
	Ardonagh Group Finco Pty Ltd.
35,061	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%		02/18/2031	35,054
293,128	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	6.95%		02/18/2031	293,068
389,824	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.75%, 0.00% Floor)	6.95%		02/18/2031	389,745
	Arsenal AIC Parent LLC
66,432	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%		08/19/2030	66,702
	Ascend Learning LLC
1,232,800	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.72%		12/11/2028	1,238,631
187,108	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.72%		12/11/2028	187,993
	Aspire Bakeries Holdings LLC
391,050	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.22%		12/23/2030	393,789
	Asurion LLC
285,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.08%		01/22/2029	280,685
141,372	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.97%		09/19/2030	141,571
443,361	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.17%		09/19/2030	443,742
	AthenaHealth Group, Inc.
2,108,688	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.50% Floor)	6.47%		02/15/2029	2,115,277
	Aveanna Healthcare LLC
598,500	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.47%		09/17/2032	603,025
	Bally’s Corp.
270,041	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.51%, 0.50% Floor)	7.37%		10/02/2028	266,743
	Bausch & Lomb T/L
550,000	Senior Secured Term Loan	7.78	%(b)	01/15/2031	556,462
	Bausch + Lomb Corp.
180,838	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.72%		09/29/2028	181,290

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,203,950	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.97%	01/15/2031	1,218,096
	BCP Renaissance Parent LLC
262,949	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	10/31/2028	264,593
	BCP VI Summit Holdings LP
523,688	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.84%	01/30/2032	527,780
	BCPE Empire Holdings, Inc.
1,081,836	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.97%	12/26/2030	1,072,370
	Blackfin Pipeline LLC
515,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.75%	09/29/2032	516,609
	Boots Group Finco LP
435,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.21%	08/30/2032	437,899
	Boxer Parent Co., Inc.
1,480,913	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	6.82%	07/30/2031	1,478,803
300,533	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	9.47%	07/30/2032	290,503
	BradyPlus Holdings LLC
315,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.19%	12/29/2032	312,178
	Brown Group Holding LLC
172,968	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.22%	07/01/2031	174,030
479,588	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.22%	07/01/2031	482,533
90,000	Senior Secured Term Loan (3 mo. Term SOFR + 2.50%)	6.36%	07/01/2031	90,553
55,253	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.47%	07/01/2031	55,592
75,640	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.57%	07/01/2031	76,105
117,223	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.59%	07/01/2031	117,943
	Caesars Entertainment, Inc.
1,449,811	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	5.97%	02/06/2031	1,438,937
	Camelot US Acquisition LLC
581,028	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	01/31/2031	574,407
12,320	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	01/31/2031	12,180
134,748	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	01/31/2031	133,213
	Castle US Holding Corp.
117,769	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.36%, 0.00% Floor)	8.08%	05/31/2030	63,301
	Cengage Learning, Inc.
339,995	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.23%	03/24/2031	341,794
578,223	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.32%	03/24/2031	581,282
	Central Parent LLC
182,746	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	07/06/2029	155,387
	Chariot Buyer LLC
820,983	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	09/08/2032	823,635
	CHG Healthcare Services, Inc.
1,943,761	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.59%	09/29/2028	1,954,918
	Clarios Global LP
508,575	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	05/06/2030	509,900

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
877,800	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	01/28/2032	883,423
	Clear Channel Outdoor Holdings, Inc.
375,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 0.00% Floor)	7.83%	08/23/2028	376,474
	Clydesdale Acquisition Holdings, Inc.
623,773	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.18%, 0.50% Floor)	6.89%	04/13/2029	624,996
	CNT Holdings I Corp.
336,482	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.75% Floor)	6.09%	11/08/2032	337,657
	Colossus Acquireco LLC
1,451,363	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.41%	07/30/2032	1,452,016
	CommScope LLC
0	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 2.00% Floor)	8.67%	12/17/2029	—
2,816,022	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 2.00% Floor)	8.67%	12/17/2029	2,824,977
	Compass Power Generation LLC
428,702	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	04/16/2029	432,132
	Construction Partners, Inc.
475,200	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	11/03/2031	479,358
	CoreLogic, Inc.
482,646	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.33%	06/02/2028	483,742
	Cornerstone Building Brands, Inc.
377,898	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.10%	04/12/2028	297,973
49,375	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.25%	05/15/2031	35,262
	Cotiviti, Inc.
1,026,201	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.62%	05/01/2031	988,575
144,275	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.62%	03/29/2032	138,865
	CPI Holdco B LLC
665,881	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	05/19/2031	668,055
	CPPIB OVM Member US LLC
237,150	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	08/20/2031	238,891
	CQP Holdco LP
355,516	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.50% Floor)	5.67%	12/31/2030	357,167
	Creative Artists Agency LLC
696,376	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	10/01/2031	699,857
	Crosby US Acquisition Corp.
166,859	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.22%	08/16/2029	167,798
	Crown Finance US, Inc.
967,424	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.34%	12/02/2031	955,936
	CSC Holdings LLC
302,539	Senior Secured First Lien Term Loan (Prime Rate + 1.50%, 0.00% Floor)	8.25%	04/15/2027	265,153
	Curium Bidco Sarl
65,221	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	08/07/2031	65,955
44,150	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	08/07/2031	44,647
19,617	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.00%	08/07/2031	19,838

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Cyborg Oldco DC Holdings, Inc.
98,874	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.30	%(c)(d)	05/01/2026	—
	Dawn Bidco LLC
1,415,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.73%		10/07/2032	1,412,481
	Deep Blue Operating I LLC
245,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.59%		10/01/2032	246,173
	Dexko Global, Inc.
286,551	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	7.58%		10/04/2028	285,028
	DG Investment Intermediate Holdings 2, Inc.
1,450,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.47%		07/12/2032	1,455,438
120,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.22%		07/29/2033	120,450
	Directv Financing LLC
17,503	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.26%, 0.75% Floor)	9.10%		08/02/2027	17,558
285,364	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.51%, 0.75% Floor)	9.35%		08/02/2029	286,708
	Dynasty Acquisition Co., Inc.
279,708	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%		10/31/2031	281,076
106,392	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%		10/31/2031	106,912
	EAB Global, Inc.
307,133	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.92%		08/16/2030	273,848
	Eagle Parent Corp.
70,087	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%		04/02/2029	70,363
724,843	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%		04/02/2029	727,688
70,087	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%		04/02/2029	70,363
	Ecovyst Catalyst Technologies LLC
160,858	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	5.84%		06/12/2031	161,289
214,446	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	5.84%		06/12/2031	215,021
	Edelman Financial Engines Center LLC
724,260	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%		04/07/2028	728,917
285,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	8.97%		10/06/2028	285,120
	EG America LLC
584,430	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.32%		02/07/2028	587,414
	Eisner Advisory Group LLC
358,072	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.72%		02/28/2031	361,039
	Element Materials Technology Group US Holdings, Inc.
385,809	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.68%, 0.50% Floor)	7.35%		06/25/2029	389,667
	Ellucian Holdings, Inc.
30,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.47%		11/22/2032	30,319
	Emrld Borrower LP
414,939	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.12%		08/04/2031	416,273
	Enviri Corp.
740,035	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.36%, 0.50% Floor)	6.08%		03/10/2028	741,267
	Fertitta Entertainment LLC/NV
898,120	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.97%		01/29/2029	898,937

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	FinThrive Software Intermediate Holdings, Inc.
24,292	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.69%	12/18/2028	21,990
40,895	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.11%, 0.50% Floor)	7.84%	12/18/2028	28,264
	First Advantage Holdings LLC
391,963	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	10/31/2031	388,573
	First Eagle Holdings, Inc.
260,521	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.17%	08/16/2032	260,504
	Flutter Financing BV
402,975	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.50% Floor)	5.67%	06/04/2032	403,606
	Focus Financial Partners LLC
1,132,919	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	09/15/2031	1,136,103
	Fortrea Holdings, Inc.
15,332	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.47%	07/01/2030	14,882
	Freeport LNG Investments LLLP
665,709	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	7.12%	12/21/2028	669,247
	Froneri US, Inc.
305,587	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.12%	09/30/2032	306,013
707,675	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.12%	09/30/2032	708,662
411,738	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.12%	09/30/2032	412,313
	Frontier Communications Holdings LLC
763,078	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.23%	07/01/2031	764,631
	Gainwell Acquisition Corp.
1,146,238	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.10%, 0.75% Floor)	7.77%	10/01/2027	1,128,185
	Garda World Security Corp.
893,844	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.75%	02/01/2029	898,760
	GBT US III LLC
277,200	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.36%	07/28/2031	278,490
	Genmab AS
375,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.73%	12/13/2032	377,227
	GFL ES US LLC
668,325	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.27%	03/03/2032	672,001
	GIP Pilot Acquisition Partners LP
150,994	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	5.94%	10/04/2030	151,535
	Gogo Intermediate Holdings LLC
464,496	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.75% Floor)	7.58%	04/28/2028	425,885
	Golden State Foods LLC
372,244	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	12/04/2031	375,035
102,884	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	12/04/2031	103,656
	Graham Packaging Co., Inc.
1,024,299	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	08/04/2027	1,029,508
	Grant Thornton Advisors LLC
400,335	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	05/30/2031	401,588
254,363	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%	05/30/2031	255,680

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Green Infrastructure Partners, Inc.
1,315,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	09/24/2032	1,319,931
	Hamilton Projects Acquiror LLC
237,105	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	05/30/2031	239,130
	Herc Holdings, Inc.
195,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.52%	06/02/2032	196,260
	Hexion Holdings Corp.
377,036	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.73%	03/15/2029	364,581
	Hightower Holding LLC
1,567,270	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.65%	02/03/2032	1,572,175
	HomeServe USA Holding Corp.
181,763	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.73%	10/21/2030	182,331
	HUB International Ltd.
795,648	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.75% Floor)	6.12%	06/20/2030	800,673
	Hunter Douglas, Inc.
494,299	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	01/20/2032	497,652
	Husky Injection Molding Systems Ltd.
386,278	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.75%, 0.00% Floor)	7.47%	02/15/2029	389,685
386,278	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.75%, 0.00% Floor)	7.59%	02/15/2029	389,685
	iHeartCommunications, Inc.
158,400	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.89%, 0.00% Floor)	9.61%	05/01/2029	145,445
	INEOS US Finance LLC
270,648	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	02/19/2030	220,325
	INEOS US Petrochem LLC
287,650	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.97%	10/07/2031	193,984
	ION Platform Finance US, Inc.
823,422	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%	09/30/2032	775,194
146,578	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%	09/30/2032	137,993
	Iron Mountain, Inc.
1,157,494	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	01/31/2031	1,158,941
	Kaman Corp.
180,867	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.32%	02/26/2032	181,817
158,962	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.32%	02/26/2032	159,798
131,498	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.32%	02/26/2032	132,189
7,288	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.43%	02/26/2032	7,326
43,980	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	44,211
60,289	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	60,606
131,816	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	132,509
44,086	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	44,318
53,165	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.54%	02/26/2032	53,444
	Kenan Advantage Group, Inc.
791,700	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%	01/25/2029	786,159

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Lavender US HoldCo 1, Inc.
400,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.11%	12/02/2032	403,750
	LBM Acquisition LLC
440,820	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	7.58%	06/06/2031	414,690
	LC Ahab US Bidco LLC
901,394	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%	05/01/2031	905,153
	Life Time, Inc.
332,492	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.78%	11/05/2031	334,189
	LifePoint Health, Inc.
834,079	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.65%	05/19/2031	837,748
	Lightning Power LLC
340,688	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%	08/18/2031	342,873
	Live Nation Entertainment, Inc.
590,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.73%	10/21/2032	591,475
	Lumen Technologies, Inc.
1,550,723	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.46%, 2.00% Floor)	6.18%	04/16/2029	1,544,815
	Madison IAQ LLC
551,461	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.50%, 0.50% Floor)	6.70%	06/21/2028	554,747
338,971	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.64%	05/06/2032	341,532
	Madison Safety & Flow LLC
194,327	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.23%	09/26/2031	195,947
	McAfee Corp.
617,056	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.72%	03/01/2029	571,477
	Meade Pipeline Co. LLC
495,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.69%	09/22/2032	498,403
	Medline Borrower LP
673,797	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.50% Floor)	5.47%	10/23/2030	677,062
	MH Sub I LLC
1,001,527	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	7.97%	12/31/2031	861,784
	Michaels Cos., Inc.
219,751	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.51%, 0.75% Floor)	8.18%	04/17/2028	213,013
	Mitchell International, Inc.
915,796	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.97%	06/17/2031	919,922
145,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 8.50%, 0.00% Floor)	8.97%	06/17/2032	144,438
	MITER Brands Acquisition Holdco, Inc.
565,051	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	03/28/2031	566,289
	Motion Finco Sarl
563,854	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.17%	11/30/2029	501,481
	MX Holdings US, Inc.
159,201	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	03/17/2032	160,064
	Natgasoline LLC
299,621	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.22%	03/29/2030	302,741
	NEP Group, Inc.
317,867	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.22%	10/17/2031	292,835

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Nexstar Media, Inc.
621,875	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	06/28/2032	625,532
1,563	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	06/28/2032	1,572
	Numericable US LLC
780,185	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.88%, 0.00% Floor)	10.86%	05/15/2031	780,997
	OneDigital Borrower LLC
669,800	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.72%	07/02/2031	672,325
142,326	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.50% Floor)	8.97%	07/02/2032	143,839
	Ontario Gaming GTA LP
600,151	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	8.24%	08/01/2030	556,853
	Opal US LLC
1,192,013	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.00%, 0.00% Floor)	6.69%	04/23/2032	1,200,953
	OPENLANE, Inc.
570,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.36%	10/08/2032	571,428
	Ovg Business Services LLC
1,117,288	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%	06/25/2031	1,120,780
	Pacific Dental Services, Inc.
542,211	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.24%	03/17/2031	544,938
	Par Petroleum LLC
82,665	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	02/28/2030	83,096
	PetSmart LLC
645,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.73%	08/18/2032	643,188
	Pinnacle Buyer LLC
192,421	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.49%	10/01/2032	193,384
	Polaris Newco LLC
622,839	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.86%, 0.50% Floor)	7.85%	06/05/2028	602,055
	Pregis TopCo LLC
457,676	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.72%	02/01/2029	462,049
	Pretzel Parent T/L B
563,573	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.22%	10/01/2031	557,937
	Prime Security Services Borrower LLC
579,551	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.58%	03/08/2032	578,789
151,765	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.58%	03/08/2032	151,565
	Primo Brands Corp.
1,127,499	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.50% Floor)	5.92%	03/31/2028	1,132,014
	Project Aurora US Finco, Inc.
289,275	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.49%	09/30/2032	291,083
	Proofpoint, Inc.
1,754,182	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.67%	08/31/2028	1,766,120
	Pye-Barker Fire & Safety LLC
374,100	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.21%	12/16/2032	376,866
	Qnity Electronics, Inc.
755,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.70%	11/01/2032	759,364
	Quikrete Holdings, Inc.
572,911	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%	03/19/2029	575,627

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
68,780	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%	04/14/2031	69,056
774,109	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%	02/10/2032	777,372
	Radiology Partners, Inc.
832,913	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	06/30/2032	832,459
	RealPage, Inc.
626,079	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.11%, 0.50% Floor)	6.93%	04/24/2028	626,320
188,575	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	7.42%	04/24/2028	189,420
	Resideo Funding, Inc.
748,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	08/13/2032	750,930
	Sabre GLBL, Inc.
93,910	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.10%, 0.00% Floor)	9.82%	11/15/2029	84,519
149,141	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.02%	11/15/2029	132,735
	Savor Acquisition, Inc.
49,587	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.72%	02/19/2032	49,855
436,920	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.84%	02/19/2032	439,286
	Sedgwick Claims Management Services, Inc.
498,706	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	07/31/2031	500,838
	Sgh2 LLC
448,875	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	08/18/2032	451,119
	Signia Aerospace LLC
8,993	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.44%	12/11/2031	9,038
12,591	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.57%	12/11/2031	12,653
355,243	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.57%	12/11/2031	356,994
290,653	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.67%	12/11/2031	292,086
	Six Flags Entertainment Corp.
600,226	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	05/01/2031	594,347
	Southern Veterinary Partners LLC
900,954	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.37%	12/04/2031	900,878
	Staples, Inc.
396,343	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	9.60%	09/10/2029	377,392
	Starwood Property Mortgage LLC
97,491	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.72%	01/02/2030	97,735
324,188	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	5.97%	09/24/2032	325,403
	Stonepeak Bayou Holdings LP
335,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	10/01/2032	304,012
	StubHub Holdco Sub LLC
627,532	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.47%	03/15/2030	623,217
	Sunrise Financing Partnership
605,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.50%, 0.00% Floor)	6.43%	02/17/2032	607,919
	Talen Energy Supply LLC
570,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.88%	11/26/2032	570,804

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Tamko Building Products LLC
44,256	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	09/20/2030	44,607
45,625	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.45%	09/20/2030	45,986
45,625	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.48%	09/20/2030	45,986
45,625	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.57%	09/20/2030	45,986
45,625	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.61%	09/20/2030	45,986
91,250	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.79%	09/20/2030	91,972
43,344	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.95%	09/20/2030	43,687
	Team Health Holdings, Inc.
477,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.34%	06/30/2028	479,802
	Tecta America Corp.
517,400	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.47%	02/18/2032	520,026
	Tiger Acquisition LLC
691,879	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.23%	08/23/2032	694,907
	TKO Worldwide Holdings LLC
228,850	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	5.87%	11/21/2031	230,153
	Townsquare Media, Inc.
147,164	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	8.88%	02/19/2030	104,854
	TransDigm, Inc.
646,801	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	02/28/2031	649,961
439,438	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	01/20/2032	441,694
902,738	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%	08/19/2032	907,517
	Trident TPI Holdings, Inc.
588,048	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.42%	09/18/2028	566,296
	Trucordia Insurance Holdings LLC
653,363	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.21%	06/17/2032	650,096
	UKG, Inc.
1,496,250	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.34%	02/10/2031	1,499,549
	United Natural Foods, Inc.
142,139	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.67%	05/01/2031	143,347
	United Talent Agency LLC
138,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.75%	06/10/2032	139,813
	Univision Communications, Inc.
229,418	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.33%	01/31/2029	229,239
704,402	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%	06/25/2029	706,516
	Veritiv Operating Co.
272,529	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	11/29/2030	272,885
	Vestis Corp.
555,531	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.07%	02/24/2031	511,783
	Victory Capital Holdings, Inc.
169,575	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	09/23/2032	170,766
	Victra Holdings LLC
990,757	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.48%	03/29/2029	993,388

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Virgin Media Bristol LLC
610,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.28%, 0.00% Floor)	7.05%		03/31/2031	605,321
	Virtus Investment Partners, Inc.
274,313	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.97%		09/27/2032	276,713
	Voyager Parent LLC
165,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.00%		07/01/2032	165,325
621,688	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%		07/01/2032	622,912
101,375	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%		07/01/2032	101,575
	VT Topco, Inc.
321,640	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	6.87%		08/09/2030	317,677
	Wand NewCo 3, Inc.
1,082,432	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.22%		01/30/2031	1,084,802
	WEC US Holdings, Inc.
459,188	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.87%		01/27/2031	460,482
	Whatabrands LLC
998,279	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.22%		08/03/2028	1,002,038
	White Cap Supply Holdings LLC
945,848	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%		10/29/2029	950,771
	WhiteWater Matterhorn Holdings LLC
160,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	6.31%		06/16/2032	160,833
	X Corp.
715,000	Senior Secured First Lien Term Loan	9.50%		10/29/2029	713,849
2,183,918	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.65%, 0.50% Floor)	10.45%		10/29/2029	2,150,384
	Zayo Group Holdings, Inc.
5,664	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.11% + 0.50% PIK, 0.00% Floor)	7.35%		03/11/2030	5,391
595,905	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00% + 0.50% PIK, 0.00% Floor)	7.35%		03/11/2030	567,194
	Zelis Payments Buyer, Inc.
743,295	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.97%		11/26/2031	738,649
	Ziggo Financing Partnership
89,615	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%)	6.76%		04/28/2028	89,757
	Total Bank Loans (Cost $135,659,810)				135,647,515
COLLATERALIZED LOAN OBLIGATIONS - 12.8%
	Aimco CDO
1,000,000	Series 2024-21A-D1 (3 mo. Term SOFR + 3.15%, 3.15% Floor)	7.03	%(a)	04/18/2037	1,008,176
	Allegro CLO Ltd.
1,800,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.37	%(a)	07/24/2037	1,806,480
	Anthelion CLO
1,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.82	%(a)	07/20/2036	1,003,515
	Apidos CLO
5,000,000	Series 2024-1A-A1R (3 mo. Term SOFR + 1.25%, 1.25% Floor)	5.38	%(a)	10/25/2038	5,014,933
500,000	Series 2024-1A-D1R (3 mo. Term SOFR + 2.70%, 2.70% Floor)	6.83	%(a)	10/25/2038	501,954
3,000,000	Series 2025-54A-A1 (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.47	%(a)	10/20/2038	3,010,934
	Bain Capital Credit CLO
1,250,000	Series 2021-7A-DR (3 mo. Term SOFR + 2.90%, 2.90% Floor)	6.76	%(a)	01/22/2035	1,255,926

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,500,000	Series 2023-2A-A1R (3 mo. Term SOFR + 1.32%, 1.32% Floor)	5.20	%(a)	07/18/2038	2,509,727
1,000,000	Series 2025-1A-D1 (3 mo. Term SOFR + 2.50%, 2.50% Floor)	6.36	%(a)	04/23/2038	968,430
1,000,000	Series 2025-3A-D1 (3 mo. Term SOFR + 2.85%, 2.85% Floor)	7.06	%(a)	07/23/2038	1,009,417
	Benefit Street Partners CLO Ltd.
500,000	Series 2025-42A-D1 (3 mo. Term SOFR + 2.70%, 2.70% Floor)	6.77	%(a)	10/25/2038	502,702
	BlueMountain CLO Ltd.
3,770,000	Series 2013-2A-DR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.02	%(a)	10/22/2030	3,774,471
1,000,000	Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.21	%(a)	11/15/2030	1,000,909
1,000,000	Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.15	%(a)	10/20/2030	1,001,401
2,500,000	Series 2018-23A-D1R (3 mo. Term SOFR + 3.85%, 3.85% Floor)	7.73	%(a)	07/20/2037	2,511,092
	Canyon Capital CLO Ltd.
1,000,000	Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.17	%(a)	07/15/2030	1,000,832
2,000,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	6.85	%(a)	01/30/2031	2,010,603
1,000,000	Series 2022-1A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)	7.09	%(a)	04/15/2035	999,514
	Carlyle Global Market Strategies
500,000	Series 2020-2A-CR2 (3 mo. Term SOFR + 2.90%, 2.90% Floor)	6.76	%(a)	01/25/2035	502,644
5,000,000	Series 2021-8A-A1R (3 mo. Term SOFR + 1.27%, 1.27% Floor)	5.25	%(a)	10/15/2038	5,015,600
2,000,000	Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	5.13	%(a)	10/15/2038	2,004,850
1,000,000	Series 2024-2A-D (3 mo. Term SOFR + 3.85%, 3.85% Floor)	7.71	%(a)	04/25/2037	1,016,359
500,000	Series 2024-4A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)	7.08	%(a)	07/20/2037	500,183
	Cathedral Lake CLO Ltd.
3,500,000	Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)	7.57	%(a)	01/20/2035	3,513,101
	Cent CLO
500,000	Series 2018-27A-DR (3 mo. Term SOFR + 4.09%, 3.83% Floor)	7.95	%(a)	01/25/2035	494,502
	CIFC Funding Ltd.
1,000,000	Series 2019-3A-D1R2 (3 mo. Term SOFR + 2.75%, 2.75% Floor)	6.64	%(a)	01/16/2038	1,004,125
	Crown City CLO
4,000,000	Series 2024-6A-D1 (3 mo. Term SOFR + 3.50%, 3.50% Floor)	7.40	%(a)	07/15/2037	4,020,445
	Dryden Senior Loan Fund
3,000,000	Series 2015-37A-DR (3 mo. Term SOFR + 2.76%, 2.50% Floor)	6.67	%(a)	01/15/2031	3,013,129
1,000,000	Series 2019-68A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	7.52	%(a)	07/15/2035	990,182
	Eldridge CLO Ltd.
500,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.25	%(a)	10/20/2038	501,620
	Empower CLO Ltd.
3,000,000	Series 2023-2A-AR (3 mo. Term SOFR + 1.32%, 1.32% Floor)	5.22	%(a)	10/15/2038	3,009,375
	Generali
500,000	Series 2025-4A-D (3 mo. Term SOFR + 2.80%, 2.80% Floor)	6.77	%(a)	10/20/2038	502,470
	Generate CLO Ltd.
2,000,000	Series 2023-12A-AR (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.61	%(a)	07/20/2038	2,007,984
	Goldentree Loan Opportunities Ltd.
1,000,000	Series 2024-20A-D (3 mo. Term SOFR + 3.15%, 3.15% Floor)	7.03	%(a)	07/20/2037	1,004,880
1,000,000	Series 2024-21A-D (3 mo. Term SOFR + 3.05%, 3.05% Floor)	6.93	%(a)	07/20/2037	1,006,471
	Halcyon Loan Advisors Funding Ltd.
266,376	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.12	%(a)	04/30/2026	35,490
	Highbridge Loan Management Ltd.
2,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.05	%(a)	10/20/2029	2,000,107
	ICG US CLO Ltd.
2,500,000	Series 2023-1A-AR (3 mo. Term SOFR + 1.38%, 1.38% Floor)	5.26	%(a)	07/18/2038	2,510,048
	ING Investment Management CLO Ltd.
3,900,000	Series 2013-1A-CR (3 mo. Term SOFR + 3.21%, 0.00% Floor)	7.12	%(a)	10/15/2030	3,898,798
	Invesco CLO Ltd.
850,000	Series 2021-3A-DR (3 mo. Term SOFR + 3.10%, 3.10% Floor)	6.96	%(a)	10/22/2034	854,680
	LCM LP
5,000,000	Series 26A-D (3 mo. Term SOFR + 2.76%, 2.50% Floor)	6.65	%(a)	01/20/2031	5,003,652
1,500,000	Series 27A-D (3 mo. Term SOFR + 3.21%, 0.00% Floor)	7.11	%(a)	07/16/2031	1,499,214

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	LCM XIII LP
3,175,000	Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)	6.90	%(a)	07/20/2031	3,187,872
	Lodi Park CLO Ltd.
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.00%, 3.00% Floor)	6.87	%(a)	07/21/2037	501,521
	Magnetite CLO Ltd.
1,750,000	Series 2019-23A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.17	%(a)	01/25/2035	1,754,938
	Marble Point CLO
5,000,000	Series 2020-3A-AR2 (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.44	%(a)	10/19/2038	5,015,288
3,500,000	Series 2021-3A-D1 (3 mo. Term SOFR + 3.76%, 3.50% Floor)	7.64	%(a)	10/17/2034	3,507,149
	Menlo CLO Ltd.
5,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.30	%(a)	01/20/2038	5,022,662
	Neuberger Berman CLO Ltd.
1,000,000	Series 2014-17A-AR3 (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.26	%(a)	07/22/2038	1,003,965
1,000,000	Series 2021-44A-DR (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.54	%(a)	10/16/2035	1,004,048
	OCP CLO Ltd.
2,250,000	Series 2021-21A-D1R (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.53	%(a)	01/20/2038	2,270,553
	Octagon Credit Investors LLC
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.06	%(a)	01/22/2038	10,004,045
	Octagon Investment Partners Ltd.
500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.26%, 7.00% Floor)	11.15	%(a)	01/20/2035	439,754
	Palmer Square CLO Ltd.
3,000,000	Series 2021-3A-A1R (3 mo. Term SOFR + 1.29%, 1.29% Floor)	5.19	%(a)	10/15/2038	3,010,293
	Peace Park CLO Ltd.
2,000,000	Series 2021-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)	5.13	%(a)	10/20/2038	2,005,809
	Rockland Park CLO Ltd.
5,000,000	Series 2021-1A-A1R (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.18	%(a)	07/20/2038	5,018,407
	Sound Point CLO Ltd.
2,000,000	Series 2015-2A-DRRR (3 mo. Term SOFR + 4.76%, 4.50% Floor)	8.65	%(a)	07/20/2032	1,937,599
500,000	Series 2017-4A-C (3 mo. Term SOFR + 2.76%, 0.00% Floor)	6.65	%(a)	01/21/2031	499,606
6,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.47	%(a)	07/15/2034	6,003,356
1,000,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	7.62	%(a)	10/25/2034	966,926
1,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	7.50	%(a)	07/20/2034	1,000,786
5,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	7.47	%(a)	10/25/2034	5,010,034
7,500,000	Series 2021-4A-A (3 mo. Term SOFR + 1.41%, 1.41% Floor)	5.27	%(a)	10/25/2034	7,504,397
3,375,000	Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)	7.52	%(a)	10/25/2034	3,374,730
	Storm King Park CLO Ltd.
4,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.26	%(a)	10/15/2037	4,016,372
	Symphony CLO Ltd.
1,500,000	Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.22	%(a)	10/15/2031	1,502,397
	TIAA CLO Ltd.
1,500,000	Series 2025-52A-B (3 mo. Term SOFR + 1.76%, 0.00% Floor)	5.66	%(a)	01/16/2031	1,500,897
	Upland CLO
500,000	Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.05	%(a)	04/20/2031	500,328
	Vibrant CLO Ltd.
500,000	Series 2015-3A-A2RR (3 mo. Term SOFR + 2.11%, 0.26% Floor)	6.00	%(a)	10/20/2031	500,312
2,000,000	Series 2024-4RA-A1A (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.31	%(a)	10/20/2037	2,007,580
	Voya CLO Ltd.
1,200,000	Series 2021-1A-DR (3 mo. Term SOFR + 2.80%, 2.80% Floor)	6.70	%(a)	07/15/2034	1,203,776
	Warwick Capital CLO Ltd.
5,000,000	Series 2023-1A-AR (3 mo. Term SOFR + 1.28%, 1.28% Floor)	5.25	%(a)	10/20/2038	5,015,346
	Wind River CLO Ltd.
4,000,000	Series 2014-2A-DR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.07	%(a)	01/15/2031	4,020,572
2,000,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	9.92	%(a)	01/15/2031	1,794,811
1,500,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	7.52	%(a)	10/22/2031	1,508,312

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.98%, 3.72% Floor)	7.87	%(a)	04/18/2036	2,003,628
1,000,000	Series 2021-3A-D1AR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	6.88	%(a)	04/20/2038	1,001,783
1,000,000	Series 2021-4A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)	7.35	%(a)	01/20/2035	982,482
	Total Collateralized Loan Obligations (Cost $174,466,842)				174,403,259
FOREIGN CORPORATE BONDS - 4.4%
972,614	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	993,728
649,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	604,985
400,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	360,035
979,200	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	902,868
600,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	582,629
700,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	621,015
410,625	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%		10/15/2039	349,757
500,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	496,466
532,000	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	480,662
200,000	Agrosuper SA	4.60%		01/20/2032	192,323
295,832	AL Candelaria Spain SA	7.50%		12/15/2028	300,015
500,000	AL Candelaria Spain SA	5.75%		06/15/2033	444,073
500,000	AL Candelaria Spain SA	5.75	%(a)	06/15/2033	444,073
201,375	Altice France SA	6.88	%(a)	07/15/2032	193,239
1,200,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	1,164,706
215,000	Ardonagh Finco Ltd.	7.75	%(a)	02/15/2031	225,551
400,000	Aris Mining Corp.	8.00	%(a)	10/31/2029	417,787
400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65	%(a)(e)	04/22/2031	379,929
600,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13	%(a)	07/02/2035	629,928
800,000	Banco de Bogota SA	6.25%		05/12/2026	804,006
1,950,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	1,924,308
300,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%		04/16/2031	297,971
900,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	897,840
400,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40	%(a)	04/30/2035	420,500
600,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%		04/30/2035	630,750
200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50	%(e)	06/27/2029	206,877
700,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38	%(a)(e)	05/20/2031	735,875
200,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%		12/24/2034	214,606
400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	399,632
900,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%		01/08/2039	974,239
330,000	Belron UK Finance PLC	5.75	%(a)	10/15/2029	337,164
900,000	CAP SA	3.90%		04/27/2031	736,582
600,000	CAP SA	3.90	%(a)	04/27/2031	491,054
1,800,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(e)	06/08/2026	1,800,904
200,000	Cemex SAB de CV (5 yr. CMT Rate + 3.52%)	7.20	%(a)(e)	06/10/2030	208,830
800,000	Cencosud SA	4.38%		07/17/2027	800,801
1,143,772	Chile Electricity PEC SpA	0.00	%(a)	01/25/2028	1,030,824
441,000	Cometa Energia SAB de CV	6.38%		04/24/2035	462,803
400,000	Cosan Luxembourg SA	5.50%		09/20/2029	392,086
900,000	Cosan Overseas Ltd.	8.25	%(e)	02/05/2026	910,575

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,100,000	CSN Resources SA	5.88%		04/08/2032	867,598
230,000	Danaos Corp.	6.88	%(a)	10/15/2032	238,057
1,700,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	1,689,315
339,480	Digicel Group Holdings Ltd.	0.00	%(a)(d)	12/31/2030	2,270
165,105	Digicel Group Holdings Ltd.	0.00	%(a)(d)	12/31/2030	7,746
273,600	Empresa Electrica Angamos SA	4.88%		05/25/2029	250,815
278,400	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	276,657
800,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	732,459
200,000	EQUATE Petrochemical Co. KSC	4.25%		11/03/2026	199,746
502,957	Fermaca Enterprises S de RL de CV	6.38%		03/30/2038	512,513
321,800	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	337,890
900,000	Freeport Indonesia PT	4.76%		04/14/2027	906,044
300,000	Froneri Lux FinCo SARL	6.00	%(a)	08/01/2032	304,357
519,828	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	443,292
265,000	Garda World Security Corp.	6.50	%(a)	01/15/2031	271,326
285,000	Garda World Security Corp.	8.25	%(a)	08/01/2032	290,795
200,000	Genmab AS / Genmab Finance LLC	6.25	%(a)	12/15/2032	205,108
220,000	GGAM Finance Ltd.	6.88	%(a)	04/15/2029	228,731
825,000	Global Aircraft Leasing Co. Ltd.	8.75	%(a)	09/01/2027	856,597
235,400	GNL Quintero SA	4.63%		07/31/2029	235,658
700,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	736,223
250,000	Grifols SA	4.75	%(a)	10/15/2028	247,085
147,330	Guara Norte Sarl	5.20%		06/15/2034	143,925
1,100,000	InRetail Consumer	3.25%		03/22/2028	1,075,152
800,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	798,510
35,079	Invepar Holdings	0.00	%(c)(d)	12/30/2028	—
200,000	Inversiones CMPC SA (5 yr. CMT Rate + 2.83%)	6.70	%(a)	12/09/2057	201,112
1,390,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	1,294,454
400,000	JSW Infrastructure Ltd.	4.95%		01/21/2029	401,200
841,203	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	823,126
400,000	MARB BondCo PLC	3.95%		01/29/2031	362,949
245,000	Mattamy Group Corp.	4.63	%(a)	03/01/2030	238,755
200,000	Medco Laurel Tree Pte Ltd.	6.95%		11/12/2028	201,627
335,000	Merlin Entertainments Group US Holdings, Inc.	7.38	%(a)	02/15/2031	298,690
600,000	Mexarrend SAPI de CV	10.25	%(a)(c)	07/24/2026	7,500
571,582	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	581,320
180,000	Millicom International Cellular SA	5.13%		01/15/2028	179,781
1,170,000	Millicom International Cellular SA	6.25%		03/25/2029	1,181,551
879,582	Minejesa Capital BV	4.63%		08/10/2030	877,038
250,000	Minerva Luxembourg SA	5.88%		01/19/2028	249,848
400,000	Minerva Luxembourg SA	8.88%		09/13/2033	437,565
700,000	Minsur SA	4.50%		10/28/2031	670,911
579,381	Mong Duong Finance Holdings BV	5.13%		05/07/2029	573,509
200,000	Movida Europe SA	7.85	%(a)	04/11/2029	189,180
1,041,045	MV24 Capital BV	6.75%		06/01/2034	1,034,049
500,000	NBM US Holdings, Inc.	6.63%		08/06/2029	506,482
300,000	Nexa Resources SA	6.50%		01/18/2028	307,569
250,000	Nissan Motor Co. Ltd.	4.35	%(a)	09/17/2027	246,794
235,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00	%(a)	08/01/2030	223,003
310,000	Opal Bidco SAS	6.50	%(a)	03/31/2032	317,725
500,000	Orbia Advance Corp. SAB de CV	6.75%		09/19/2042	435,712
1,400,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%		06/15/2032	1,405,915
200,000	Periama Holdings	5.95%		04/19/2026	200,609
750,100	Peru LNG Srl	5.38%		03/22/2030	726,981
1,176,693	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	1,208,105
900,000	Raizen Fuels Finance SA	5.70%		01/17/2035	689,234
500,000	Reliance Industries Ltd.	3.67%		11/30/2027	496,071
1,173,333	Rutas 2 & 7 Finance Ltd.	0.00%		09/30/2036	892,554
200,000	Saavi Energia Sarl	8.88	%(a)	02/10/2035	217,160
200,000	Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%)	6.10	%(a)	10/01/2035	207,300

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
320,000	Seaspan Corp.	5.50	%(a)	08/01/2029	304,174
600,000	Simpar Europe SA	5.20%		01/26/2031	483,750
95,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	94,832
200,000	Termocandelaria Power SA	7.75	%(a)	09/17/2031	207,061
759,077	Tierra Mojada Luxembourg II Sarl	5.75%		12/01/2040	747,129
200,000	TK Elevator US Newco, Inc.	5.25	%(a)	07/15/2027	200,170
180,000	Trivium Packaging Finance BV	8.25	%(a)	07/15/2030	193,095
200,000	Ultrapar International SA	5.25%		10/06/2026	200,210
62,116	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50	%(c)	12/31/2027	35,717
44,227	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50	%(a)(c)	12/31/2027	25,431
51,684	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00	%(a)(c)	12/31/2028	3,618
222,252	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00	%(c)	12/31/2028	15,558
262,805	Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)	15.00	%(c)	12/31/2044	8,541
1,000,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	995,005
900,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%		10/14/2031	883,897
500,000	Vamos Europe SA	9.20	%(a)	01/26/2031	478,000
150,000	Vista Energy Argentina SAU	8.50	%(a)	06/10/2033	154,313
300,000	Volcan Cia Minera SAA	8.50	%(a)	10/28/2032	309,189
200,000	Wipro IT Services LLC	1.50%		06/23/2026	197,432
300,000	Yinson Bergenia Production BV	8.50	%(a)	01/31/2045	314,887
	Total Foreign Corporate Bonds (Cost $59,962,938)				60,057,253
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.6%
400,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	397,995
1,218,323	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	999,329
1,200,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	1,200,859
600,000	Brazilian Government International Bond	4.75%		01/14/2050	438,300
291,261	Chile Electricity Lux Mpc II Sarl	5.67%		10/20/2035	303,273
388,348	Chile Electricity Lux Mpc II Sarl	5.67	%(a)	10/20/2035	404,364
447,500	Chile Electricity Lux MPC Sarl	6.01%		01/20/2033	470,730
1,400,000	Colombia Government International Bond	4.13%		05/15/2051	870,100
400,000	Comision Federal de Electricidad	4.69%		05/15/2029	396,496
200,000	Comision Federal de Electricidad	6.45	%(a)	01/24/2035	206,110
950,000	Corp. Nacional del Cobre de Chile	3.00%		09/30/2029	902,293
1,350,000	Dominican Republic International Bond	5.50%		02/22/2029	1,369,710
200,000	Dominican Republic International Bond	4.50%		01/30/2030	195,800
1,500,000	Ecopetrol SA	5.88%		11/02/2051	1,083,173
693,355	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25	%(a)	01/31/2041	729,950
400,000	Guatemala Government Bond	4.38%		06/05/2027	398,000
200,000	Guatemala Government Bond	4.88%		02/13/2028	201,433
400,000	Guatemala Government Bond	5.25%		08/10/2029	405,900
300,000	Guatemala Government Bond	5.38%		04/24/2032	303,900
533,687	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	555,627
500,000	Mexico City Airport Trust	3.88%		04/30/2028	489,347
650,000	Mexico Government International Bond	4.50%		04/22/2029	653,575
1,400,000	Mexico Government International Bond	6.34%		05/04/2053	1,338,050
200,000	MISC Capital Two Labuan Ltd.	3.75%		04/06/2027	198,793
500,000	Morocco Government International Bond	2.38%		12/15/2027	480,242
200,000	Morocco Government International Bond	5.95%		03/08/2028	206,033
400,000	Morocco Government International Bond	3.00%		12/15/2032	352,565
200,000	Morocco Government International Bond	4.00%		12/15/2050	146,435
1,000,000	OCP SA	6.75%		05/02/2034	1,078,159
1,200,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	1,196,464
543,000	Paraguay Government International Bond	4.70%		03/27/2027	547,616
1,200,000	Pertamina Persero PT	1.40%		02/09/2026	1,195,565

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,400,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	1,397,750
600,000	Petrobras Global Finance BV	5.13%		09/10/2030	588,708
500,000	Petroleos Mexicanos	6.75%		09/21/2047	411,434
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $22,721,912)				22,114,078
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 11.8%
	1345 Trust
1,050,000	Series 2025-AOA-A (1 mo. Term SOFR + 1.60%, 1.60% Floor)	5.35	%(a)	06/15/2042	1,054,844
	Arbor Multifamily Mortgage Securities Trust
10,194,000	Series 2021-MF3-XD	1.18	%(a)(f)(g)	10/15/2054	596,412
	Arbor Realty Trust, Inc.
14,831,269	Series 2020-MF1-XA	0.92	%(a)(f)(g)	05/15/2053	476,816
	ARDN Mortgage Trust
1,060,000	Series 2025-ARCP-E (1 mo. Term SOFR + 4.50%, 4.50% Floor)	8.25	%(a)	06/15/2035	1,064,305
	AREIT Trust
1,690,000	Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)	6.75	%(a)	01/17/2030	1,680,472
2,160,000	Series 2025-CRE11-C (1 mo. Term SOFR + 2.25%, 2.25% Floor)	6.25	%(a)	07/25/2043	2,165,387
	BANK
8,525,309	Series 2017-BNK5-XA	0.94	%(f)(g)	06/15/2060	93,989
56,773,172	Series 2018-BN11-XA	0.44	%(f)(g)	03/15/2061	513,093
	BANK5 Trust
2,034,000	Series 2024-5YR10-C	5.74	%(f)	10/15/2057	2,023,971
518,000	Series 2025-5YR15-C	5.81	%(f)	07/15/2058	521,091
760,000	Series 2025-5YR15-D	4.00	%(a)	07/15/2058	669,327
12,992,833	Series 2025-5YR15-XA	1.22	%(f)(g)	07/15/2058	634,012
25,164,625	Series 2025-5YR16-XA	1.07	%(f)(g)	08/15/2063	1,116,215
288,000	Series 2025-5YR17-C	5.89	%(f)	11/15/2058	288,938
45,906,749	Series 2025-5YR17-XA	1.19	%(f)(g)	11/15/2058	2,258,034
2,631,000	Series 2025-5YR19-C	5.72	%(f)	12/15/2058	2,649,622
	BBCMS Trust
1,675,000	Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)	6.71	%(a)	11/15/2034	10,871
809,000	Series 2023-C19-B	6.35	%(f)	04/15/2056	828,175
1,104,000	Series 2024-5C29-C	5.51%		09/15/2057	1,098,561
2,688,000	Series 2025-5C34-C	6.81	%(f)	05/15/2058	2,820,866
21,359,418	Series 2025-5C36-XA	1.07	%(f)(g)	08/15/2058	929,615
25,806,747	Series 2025-5C37-XA	1.66	%(f)(g)	09/15/2058	1,718,822
2,610,000	Series 2025-5C38-B	5.72	%(f)	11/15/2058	2,687,302
13,773,000	Series 2025-C32-XD	2.31	%(a)(f)(g)	02/15/2062	2,256,205
	BDS Ltd.
540,109	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.20	%(a)	12/16/2036	541,516
1,600,000	Series 2022-FL11-B (1 mo. Term SOFR + 2.35%, 2.35% Floor)	6.08	%(a)	03/19/2039	1,610,394
1,650,000	Series 2024-FL13-B (1 mo. Term SOFR + 2.24%, 2.24% Floor)	5.97	%(a)	09/19/2039	1,653,546
2,250,000	Series 2025-FL15-D (1 mo. Term SOFR + 2.40%, 2.40% Floor)	6.13	%(a)	03/19/2043	2,259,711
3,040,000	Series 2025-FL16-C (1 mo. Term SOFR + 2.10%, 2.10% Floor)	6.10	%(a)	07/19/2043	3,048,220
	Benchmark Mortgage Trust
51,769	Series 2020-B19-A2	1.69%		09/15/2053	51,649
5,656,186	Series 2020-B22-XA	1.49	%(f)(g)	01/15/2054	338,269
56,133,441	Series 2022-B32-XA	0.45	%(a)(f)(g)	01/15/2055	721,921
1,627,000	Series 2024-V9-C	6.45	%(f)	08/15/2057	1,671,578
220,000	Series 2025-V15-C	6.27%		06/15/2058	223,850
4,662,737	Series 2025-V15-XA	1.12	%(f)(g)	06/15/2058	204,799
1,500,000	Series 2025-V16-AS	5.86	%(f)	08/15/2058	1,560,495
2,622,000	Series 2025-V16-C	5.95	%(f)	08/15/2058	2,630,270

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
29,947,401	Series 2025-V16-XA	0.96	%(f)(g)	08/15/2058	1,161,525
23,890,000	Series 2025-V17-XA	1.51	%(f)(g)	09/15/2058	1,472,854
319,000	Series 2025-V19-C	5.75	%(f)	01/15/2058	320,567
	Blackstone Mortgage Trust, Inc.
908,491	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	4.90	%(a)	05/15/2038	907,494
	BLP Commercial Mortgage Trust
642,492	Series 2024-IND2-D (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.34	%(a)	03/15/2041	643,674
	BMO Mortgage Trust
1,700,000	Series 2024-5C6-C	5.88	%(f)	09/15/2057	1,708,737
3,457,000	Series 2024-C10-XD	1.60	%(a)(f)(g)	11/15/2057	393,493
1,125,000	Series 2025-5C10-C	6.49	%(f)	05/15/2058	1,154,674
268,000	Series 2025-5C13-C	5.88	%(f)	12/15/2058	268,415
52,217,000	Series 2025-5C13-XA	1.20	%(f)(g)	12/15/2058	2,669,850
	Bombardier Capital Mortgage Securitization Corp.
2,627,000	Series 2025-5C7-C	5.80	%(f)	12/15/2058	2,627,526
	BPR Trust
1,300,000	Series 2021-TY-D (1 mo. Term SOFR + 2.46%, 2.35% Floor)	6.22	%(a)	09/15/2038	1,298,995
	BSPRT Co.-Issuer LLC
967,121	Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.01	%(a)	09/15/2035	970,007
1,500,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	7.02	%(a)	09/15/2035	1,505,286
785,000	Series 2024-FL11-B (1 mo. Term SOFR + 2.29%, 2.29% Floor)	6.04	%(a)	07/15/2039	785,053
	BX Trust
900,000	Series 2019-IMC-D (1 mo. Term SOFR + 1.95%, 1.90% Floor)	5.70	%(a)	04/15/2034	888,434
654,539	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	4.59	%(a)	10/15/2036	654,263
904,275	Series 2021-CIP-B (1 mo. Term SOFR + 1.39%, 1.27% Floor)	5.14	%(a)	12/15/2038	903,690
1,320,000	Series 2021-LBA-DJV (1 mo. Term SOFR + 1.71%, 1.60% Floor)	5.47	%(a)	02/15/2036	1,319,767
859,700	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.11	%(a)	11/15/2036	859,446
510,000	Series 2021-VIEW-B (1 mo. Term SOFR + 1.91%, 1.80% Floor)	5.66	%(a)	06/15/2036	509,798
748,956	Series 2024-AIRC-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.34	%(a)	08/15/2041	755,951
1,567,442	Series 2025-ARIA-C	5.52	%(a)(f)	12/13/2042	1,580,984
1,082,862	Series 2025-BCAT-D (1 mo. Term SOFR + 2.65%, 2.65% Floor)	6.40	%(a)	08/15/2042	1,088,296
1,494,173	Series 2025-ROIC-E (1 mo. Term SOFR + 2.94%, 2.94% Floor)	6.69	%(a)	03/15/2030	1,489,714
	Century Plaza Towers
1,190,000	Series 2019-CPT-E	3.00	%(a)(f)	11/13/2039	997,056
	CFCRE Commercial Mortgage Trust
1,383,160	Series 2016-C4-XA	1.44	%(f)(g)	05/10/2058	1,027
	CHI Commercial Mortgage Trust
660,000	Series 2025-SFT-C	6.60	%(a)(f)	04/15/2042	684,876
	Citigroup Commercial Mortgage Trust
4,847,479	Series 2016-C1-XA	1.80	%(f)(g)	05/10/2049	3,030
2,131,538	Series 2016-P4-XA	1.88	%(f)(g)	07/10/2049	3,670
	Citigroup/Deutsche Bank Commercial Mortgage Trust
7,732,664	Series 2017-CD3-XA	0.97	%(f)(g)	02/10/2050	58,160
84,379	Series 2020-C9-A2	1.90%		08/15/2053	84,232
	Commercial Mortgage Pass Through Certificates
1,227,000	Series 2015-DC1-C	4.29	%(f)	02/10/2048	1,089,908
156,234	Series 2015-DC1-XA	0.57	%(f)(g)	02/10/2048	1
581,946	Series 2016-DC2-XA	0.77	%(f)(g)	02/10/2049	6
2,228,000	Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)	6.22	%(a)	09/15/2033	708,944
	Computershare Corporate Trust
60,636	Series 2015-C27-C	3.89%		02/15/2048	53,747
350,248	Series 2015-NXS2-XA	0.00	%(f)(g)	07/15/2058	3
790,514	Series 2016-C33-XA	1.45	%(f)(g)	03/15/2059	8
3,375,001	Series 2016-NXS6-XA	1.54	%(f)(g)	11/15/2049	8,638
12,697,632	Series 2017-C38-XA	0.90	%(f)(g)	07/15/2050	135,368

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,791,910	Series 2017-RC1-XA	1.37	%(f)(g)	01/15/2060	18,785
37,912,959	Series 2025-5C5-XA	1.31	%(f)(g)	07/15/2058	1,987,958
	Credit Suisse Mortgage Capital Certificates
1,974,822	Series 2014-USA-X1	0.54	%(a)(f)(g)	09/15/2037	16,796
	CSAIL Commercial Mortgage Trust
37,819,338	Series 2018-CX12-XA	0.55	%(f)(g)	08/15/2051	437,396
31,547,453	Series 2021-C20-XA	0.99	%(f)(g)	03/15/2054	1,193,633
18,269,000	Series 2021-C20-XD	1.46	%(a)(f)(g)	03/15/2054	1,189,907
	DBC Mortgage Trust
1,170,000	Series 2025-DBC-D (1 mo. Term SOFR + 2.60%, 2.60% Floor)	6.35	%(a)	11/15/2042	1,178,213
	ELP Commercial Mortgage Trust
1,300,000	Series 2025-ELP-E	6.45	%(a)(f)	11/13/2042	1,309,167
	FS RIALTO
479,025	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.10	%(a)	11/16/2036	479,852
2,100,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.61%, 2.61% Floor)	6.35	%(a)	11/16/2036	2,107,753
2,050,000	Series 2025-FL10-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)	6.43	%(a)	08/19/2042	2,025,353
	Granite Point Mortgage Trust, Inc.
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	5.80	%(a)	12/15/2036	995,592
	Great Wolf Trust
875,000	Series 2024-WLF2-D (1 mo. Term SOFR + 2.94%)	6.69	%(a)	05/15/2041	881,119
1,450,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.29	%(a)	03/15/2039	1,453,834
	Greystone Commercial Real Estate Notes
2,200,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.06	%(a)	07/15/2039	2,206,541
	GS Mortgage Securities Corp. II
2,200,000	Series 2013-GC13-B	3.86	%(a)(f)	07/10/2046	2,141,214
457,282	Series 2014-GC24-XA	0.29	%(f)(g)	09/10/2047	5
3,559,879	Series 2016-GS2-XA	1.64	%(f)(g)	05/10/2049	36
442,000	Series 2018-GS10-WLSD	4.90	%(a)(f)	03/10/2033	41,600
553,000	Series 2018-GS10-WLSE	4.90	%(a)(f)	03/10/2033	47,693
1,509,000	Series 2018-RIVR-E (1 mo. Term SOFR + 1.85%, 1.80% Floor)	5.60	%(a)	07/15/2035	4,904
850,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.15	%(a)	07/15/2031	88,813
850,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	6.85	%(a)	07/15/2031	79,888
850,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	7.97	%(a)	07/15/2031	70,963
	GSCG Trust
2,377,000	Series 2019-600C-E	3.99	%(a)(f)	09/06/2034	99,909
	HGI CRE CLO Ltd.
1,268,520	Series 2021-FL2-D (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.00	%(a)	09/17/2036	1,271,963
	Hilton USA Trust
760,000	Series 2016-HHV-C	4.19	%(a)(f)	11/05/2038	755,936
1,046,000	Series 2016-SFP-A	2.83	%(a)	11/05/2035	906,902
	Hudson Yards Mortgage Trust
2,180,000	Series 2025-SPRL-E	6.68	%(a)(f)	01/13/2040	2,265,693
	JP Morgan Chase Commercial Mortgage Securities
4,623,771	Series 2016-JP4-XA	0.56	%(f)(g)	12/15/2049	12,329
1,049,000	Series 2019-UES-G	4.45	%(a)(f)	05/05/2032	976,492
	JPMBB Commercial Mortgage Securities Trust
808,001	Series 2015-C30-AS	4.23	%(f)	07/15/2048	792,296
153,298	Series 2015-C31-XA	0.44	%(f)(g)	08/15/2048	1
470,000	Series 2015-C33-C	4.79	%(f)	12/15/2048	450,031
	KREF
663,723	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	4.92	%(a)	02/15/2039	665,104
3,197,500	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.50	%(a)	02/15/2039	3,191,879
816,198	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.18	%(a)	02/17/2039	817,246
	Ladder Capital Commercial Mortgage Securities LLC
2,532,000	Series 2017-LC26-C	4.71	%(a)	07/12/2050	2,376,182
	LoanCore
1,236,500	Series 2021-CRE6-AS (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.51	%(a)	11/15/2038	1,238,142
1,440,000	Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)	6.71	%(a)	11/15/2038	1,443,948

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,560,000	Series 2022-CRE7-C (30 day avg SOFR US + 2.50%, 2.50% Floor)	6.44	%(a)	01/17/2037	2,553,293
1,180,000	Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	6.48	%(a)	08/17/2042	1,173,187
	LSTAR Commercial Mortgage Trust
10,924,600	Series 2017-5-X	0.87	%(a)(f)(g)	03/10/2050	61,859
	Lument Finance Trust, Inc.
2,800,000	Series 2025-FL3-C (1 mo. Term SOFR + 2.75%, 2.75% Floor)	6.75	%(a)	07/21/2043	2,806,980
	Madison Avenue Trust
870,000	Series 2025-11MD-D	6.36	%(a)(f)	10/15/2042	882,977
	Merit 2020
670,000	Series 2021-STOR-C (1 mo. Term SOFR + 1.16%, 1.05% Floor)	4.92	%(a)	07/15/2038	669,086
	MF1 Multifamily Housing Mortgage Loan Trust
1,487,000	Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)	5.60	%(a)	10/16/2036	1,488,658
2,950,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.16%, 2.05% Floor)	5.90	%(a)	10/16/2036	2,944,873
2,658,000	Series 2021-FL7-D (1 mo. Term SOFR + 2.66%, 2.55% Floor)	6.40	%(a)	10/16/2036	2,652,198
1,380,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	5.47	%(a)	03/19/2039	1,384,780
1,500,000	Series 2024-FL15-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.23	%(a)	08/18/2041	1,504,944
2,100,000	Series 2024-FL16-D (1 mo. Term SOFR + 3.59%, 3.59% Floor)	7.32	%(a)	11/18/2039	2,088,097
1,260,000	Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	6.48	%(a)	02/18/2040	1,265,146
	MHC Commercial Mortgage Trust
19,411	Series 2021-MHC-E (1 mo. Term SOFR + 2.22%, 2.10% Floor)	5.97	%(a)	04/15/2038	19,424
	Morgan Stanley Bank of America Merrill Lynch Trust
767,236	Series 2012-CKSV-A2	3.28	%(a)	10/15/2030	739,224
872,063	Series 2013-C9-B	3.71	%(f)	05/15/2046	849,796
1,057,265	Series 2014-C17-E	3.50	%(a)	08/15/2047	1,030,674
9,836,000	Series 2025-5C2-XA	1.25	%(f)(g)	11/15/2058	522,518
	Morgan Stanley Capital I, Inc.
2,489,000	Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)	6.71	%(a)	12/15/2036	13,709
	Natixis Commercial Mortgage Securities Trust
1,310,000	Series 2019-10K-E	4.13	%(a)(f)	05/15/2039	1,220,990
	PFP III Ltd.
1,095,083	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.27	%(a)	09/17/2039	1,097,469
	Ready Capital Corp.
1,000,000	Series 2021-FL7-E (1 mo. Term SOFR + 3.51%, 3.40% Floor)	7.25	%(a)	11/25/2036	1,000,804
2,100,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.26	%(a)	10/25/2039	2,112,325
897,499	Series 2023-FL12-AS (1 mo. Term SOFR + 3.20%, 3.20% Floor)	6.93	%(a)	05/25/2038	904,244
	ROCK Trust
516,000	Series 2024-CNTR-D	7.11	%(a)	11/13/2041	541,607
	Starwood Property Trust, Inc.
725,156	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.33	%(a)	11/15/2038	726,059
	STDIO Commercial Mortgage Trust
558,000	Series 2025-RLGH-A	5.54	%(a)(f)	09/15/2038	560,087
	TCO Commercial Mortgage Trust
680,000	Series 2024-DPM-C (1 mo. Term SOFR + 1.99%, 1.99% Floor)	5.74	%(a)	12/15/2039	682,028
	TPG Real Estate Finance Issuer Ltd.
1,500,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.89	%(a)	02/15/2039	1,500,816
	UBS Commercial Mortgage Trust
2,325,000	Series 2018-C13-B	4.79	%(f)	10/15/2051	2,228,759
295,000	Series 2018-C13-C	4.99	%(f)	10/15/2051	274,310
1,097,000	Series 2018-C8-C	4.68	%(f)	02/15/2051	1,024,199
12,360,177	Series 2018-C8-XA	0.81	%(f)(g)	02/15/2051	174,915

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	VASA Trust
755,000	Series 2021-VASA-A (1 mo. Term SOFR + 1.01%, 0.90% Floor)	4.77	%(a)	07/15/2039	745,596
	VEGAS Trust
684,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	693,627
	VMC Finance LLC
989,390	Series 2019-FL3-D (1 mo. Term SOFR + 3.26%, 3.15% Floor)	7.01	%(a)	09/15/2036	991,218
	Wells Fargo Commercial Mortgage Trust
47,988,270	Series 2025-5C3-XA	0.81	%(f)(g)	01/15/2058	1,442,590
1,790,000	Series 2025-VTT-C	5.83	%(a)(f)	03/15/2038	1,799,021
	WHARF Trust
1,070,000	Series 2025-DC-E	7.72	%(a)(f)	07/15/2040	1,096,957
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $185,553,048)				161,130,442
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 18.2%
	ACE Securities Corp.
2,452,262	Series 2007-HE1-A2A (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.03%		01/25/2037	1,501,688
995,357	Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.35%		01/25/2037	609,482
	Adamas Trust, Inc.
2,354,000	Series 2025-INV2-B1	6.99	%(a)(f)	10/25/2060	2,368,778
	AMSR Trust
5,122,000	Series 2021-SFR3-G	3.80	%(a)	10/17/2038	5,047,088
2,775,000	Series 2024-SFR1-D	4.29	%(a)(h)	07/17/2041	2,700,915
10,000,000	Series 2025-SFR1-D	3.66	%(a)	06/17/2042	9,374,778
	APS Resecuritization Trust
6,634,559	Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	4.12	%(a)	10/27/2046	5,908,046
	Asset Backed Securities Corp. Home Equity
1,459,875	Series 2007-HE2-A4 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	4.08%		05/25/2037	1,057,899
	Banco Santander SA
2,000,000	Series 2025-NQM5-M1	6.04	%(a)(f)	08/25/2065	2,012,446
	Bear Stearns Adjustable Rate Mortgage Trust
768,583	Series 2006-2-2A1	4.33	%(f)	07/25/2036	662,379
	Bear Stearns Alt-A Trust
611,289	Series 2006-4-22A1	4.22	%(f)	08/25/2036	447,902
	BRAVO Residential Funding Trust
4,000,000	Series 2025-NQM7-M1	6.23	%(a)(f)	07/25/2065	4,040,809
	Chase Mortgage Finance Corp.
1,960,951	Series 2007-S4-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.45%		06/25/2037	582,170
	Citimortgage Alternative Loan Trust
484,715	Series 2007-A5-1A10	5.75%		05/25/2037	439,244
	COLT Funding LLC
900,000	Series 2025-7-M1	6.03	%(a)(f)	06/25/2070	909,669
	Countrywide Alternative Loan Trust
195,833	Series 2005-75CB-A3	5.50%		01/25/2036	130,200
527,037	Series 2006-23CB-2A2	6.50%		08/25/2036	149,585
3,245,599	Series 2006-6CB-2A10	6.00%		05/25/2036	1,181,333
1,645,589	Series 2006-OA6-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.27%		07/25/2046	1,532,561
270,358	Series 2007-15CB-A7	6.00%		07/25/2037	156,238
460,694	Series 2008-1R-2A3	6.00%		08/25/2037	220,473
	Countrywide Home Loan Mortgage Pass Through Trust
67,170	Series 2005-HYB9-3A2A (12 mo. Term SOFR + 2.47%, 1.75% Floor, 11.00% Cap)	6.22%		02/20/2036	59,923
232,935	Series 2007-14-A15	6.50%		09/25/2037	120,143
4,561,558	Series 2007-14-A19	6.00%		09/25/2037	2,177,592
269,157	Series 2007-HY1-1A1	4.59	%(f)	04/25/2037	251,386
	Credit Suisse First Boston Mortgage Securities Corp.
355,721	Series 2005-10-6A9	5.50%		11/25/2035	123,208
153,797	Series 2005-9-5A9	5.50%		10/25/2035	74,285

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Credit Suisse Mortgage Capital Certificates
126,942	Series 2011-12R-3A5	5.23	%(a)(f)	07/27/2036	127,347
1,500,000	Series 2021-NQM6-B1	3.29	%(a)(f)	07/25/2066	1,102,091
	CSAB Mortgage Backed Trust
247,955	Series 2006-2-A5A	6.58	%(h)	09/25/2036	69,912
	DB US Financial Markets Holding Corp.
81,645	Series 2014-RS1-1A2	6.50	%(a)(f)	07/27/2037	69,230
	Deutsche ALT-A Securities, Inc.
144,547	Series 2006-AB4-A1A (30 day avg SOFR US)	6.01	%(f)	10/25/2036	126,789
	Ellington Financial Mortgage Trust
2,829,000	Series 2025-INV3-B1	7.48	%(a)(f)	07/25/2070	2,881,504
1,800,000	Series 2025-INV5-B1	6.79	%(a)(f)	12/01/2070	1,803,218
1,405,000	Series 2025-NQM3-M1A	6.05	%(a)(f)	08/25/2070	1,418,619
	Fannie Mae Connecticut Avenue Securities
6,200,000	Series 2024-R01-1M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	5.67	%(a)	01/25/2044	6,244,796
10,000,000	Series 2024-R05-2M2 (30 day avg SOFR US + 1.70%, 0.00% Floor)	5.57	%(a)	07/25/2044	10,044,424
7,500,000	Series 2025-R04-1M2 (30 day avg SOFR US + 1.50%, 0.00% Floor)	5.37	%(a)	05/25/2045	7,514,666
	FirstKey Homes Trust
6,452,000	Series 2021-SFR1-F1	3.24	%(a)	08/17/2038	6,368,247
	Freddie Mac Structured Agency Credit Risk Debt Notes
4,300,000	Series 2024-DNA1-M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	5.82	%(a)	02/25/2044	4,346,593
	Freedom Mortgage Parent LLC
8,000,000	Series 2021-GT1-A	3.62	%(a)(f)	07/25/2026	7,733,898
	GCAT
500,000	Series 2019-NQM3-B1	3.95	%(a)(f)	11/25/2059	449,898
3,502,000	Series 2025-NQM3-B1	7.13	%(a)(f)	05/25/2070	3,536,414
	GS Mortgage-Backed Securities Trust
4,410,000	Series 2025-NQM4-M1	5.97	%(a)(f)	10/25/2065	4,430,496
	Home Partners of America Trust
6,410,959	Series 2019-2-F	3.87	%(a)	10/19/2039	6,235,255
	Impac Secured Assets CMN Owner Trust
585,769	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.39%		02/25/2037	540,697
	JP Morgan Mortgage Trust
400,293	Series 2005-S3-1A2	5.75%		01/25/2036	175,076
257,178	Series 2007-A2-4A1M	4.73	%(f)	04/25/2037	211,059
1,300,000	Series 2025-NQM3-M1A	5.97	%(a)(f)	11/25/2065	1,314,681
	Legacy Mortgage Asset Trust
3,796,190	Series 2021-GS1-A2	7.84	%(a)(h)	10/25/2066	3,799,435
	Lehman Mortgage Trust
103,411	Series 2006-1-1A3	5.50%		02/25/2036	48,013
	Mastr Adjustable Rate Mortgages Trust
67,831	Series 2006-2-2A1	6.63	%(f)	04/25/2036	30,772
	Merrill Lynch Alternative Note Asset
257,782	Series 2007-F1-2A7	6.00%		03/25/2037	80,746
	Merrill Lynch Mortgage Investors, Inc.
529,966	Series 2006-AF1-AF2C	6.25%		08/25/2036	193,642
	Morgan Stanley Mortgage Loan Trust
3,930,837	Series 2005-7-3A1	4.56	%(f)	11/25/2035	2,023,131
66,970	Series 2005-7-4A1	5.50%		11/25/2035	38,730
268,059	Series 2006-2-7A1	5.44	%(f)	02/25/2036	145,139
399,881	Series 2007-8XS-A1	5.75	%(f)	04/25/2037	192,177
	Morgan Stanley Resecuritization Trust
6,305,605	Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	5.04	%(a)	12/26/2046	6,086,164
	Morgan Stanley Residential Mortgage Loan Trust
2,000,000	Series 2025-NQM5-B1	7.00	%(a)(f)	07/25/2070	2,014,501
	New Century Home Equity Loan Trust
696,317	Series 2006-1-A2B (1 mo. Term SOFR + 0.47%, 0.36% Floor, 12.50% Cap)	4.21%		05/25/2036	695,840
	New Residential Mortgage Loan Trust
1,700,000	Series 2025-NQM5-B1	6.83	%(a)(f)	08/25/2065	1,710,336

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Novastar Home Equity Loan
9,160,019	Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap)	4.17%		10/25/2036	4,249,535
	Onslow Bay Mortgage Loan Trust
1,375,000	Series 2024-NQM18-M1	6.17	%(a)(f)	10/25/2064	1,388,896
	Pretium Mortgage Credit Partners LLC
2,700,000	Series 2025-NPL10-A2	7.26	%(a)(h)	10/25/2055	2,707,970
1,162,000	Series 2025-NPL9-A2	7.51	%(a)(h)	08/25/2055	1,165,305
	Progress Residential Trust
8,100,000	Series 2021-SFR3-F	3.44	%(a)	05/17/2026	8,046,821
6,000,000	Series 2024-SFR3-E1	4.00	%(a)	06/17/2041	5,736,825
	PRPM LLC
4,500,074	Series 2025-3-A1	6.26	%(a)(h)	05/25/2030	4,511,958
6,475,132	Series 2025-4-A1	6.18	%(a)(h)	06/25/2030	6,492,271
800,000	Series 2025-7-A2	7.45	%(a)(h)	08/25/2030	801,910
2,000,000	Series 2025-NQM4-B1	6.72	%(a)(f)	07/25/2070	2,003,094
	RALI Trust
215,011	Series 2006-QS12-2A3	6.00%		09/25/2036	175,630
	Residential Asset Securitization Trust
1,488,663	Series 2005-A15-5A2	5.75%		02/25/2036	521,640
345,157	Series 2006-A2-A11	6.00%		01/25/2046	124,150
	RESIDENTIAL MORTGAGE LOAN TRUST
5,750,000	Series 2020-1-B1	3.95	%(a)(f)	01/26/2060	5,522,313
	RFMSI Trust
2,217,726	Series 2006-S8-A10	6.00%		09/25/2036	1,790,555
	Soundview Home Equity Loan Trust
3,952,321	Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	4.00%		06/25/2037	2,668,416
	Starwood Mortgage Residential Trust
1,116,000	Series 2019-INV1-B1	3.66	%(a)(f)	09/27/2049	1,070,223
	Structured Adjustable Rate Mortgage Loan Trust
435,373	Series 2005-22-4A1	5.22	%(f)	12/25/2035	403,767
	Structured Asset Securities Corp.
6,363,983	Series 2007-OSI-A4 (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.25%		06/25/2037	4,294,950
4,387,571	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.04	%(a)	03/25/2037	3,643,549
	TBW Mortgage Backed Pass Through Certificates
13,414,977	Series 2006-3-4A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap)	4.25%		07/25/2036	913,011
13,415,064	Series 2006-3-4A3 (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	3.25	%(g)(i)	07/25/2036	550,043
	Tricon American Homes Trust
5,000,000	Series 2019-SFR1-F	3.75	%(a)	03/17/2038	4,981,690
	VCAT Asset Securitization LLC
5,904,794	Series 2025-NPL1-A1	5.88	%(a)(h)	01/25/2055	5,930,083
5,979,735	Series 2025-NPL2-A1	5.98	%(a)(h)	01/25/2055	6,001,947
	Velocity Commercial Capital Loan Trust
1,006,289	Series 2018-2-M2	4.51	%(a)(f)	10/26/2048	966,736
256,024	Series 2018-2-M3	4.72	%(a)(f)	10/26/2048	240,497
869,805	Series 2019-1-M5	5.70	%(a)(f)	03/25/2049	788,486
997,839	Series 2019-2-M4	3.99	%(a)(f)	07/25/2049	842,941
	Verus Securitization Trust
2,600,000	Series 2021-3-B1	3.20	%(a)(f)	06/25/2066	2,000,116
5,000,000	Series 2021-7-B1	4.14	%(a)(f)	10/25/2066	4,089,335
3,000,000	Series 2021-R2-B1	3.25	%(a)(f)	02/25/2064	2,463,333
4,750,000	Series 2024-6-M1	6.18	%(a)(f)	07/25/2069	4,797,975
2,000,000	Series 2024-9-M1	6.20	%(a)(f)	11/25/2069	2,022,308
6,125,000	Series 2025-1-M1	6.51	%(a)(f)	01/25/2070	6,227,493
1,493,000	Series 2025-2-B1	6.97	%(a)	03/25/2070	1,508,809
7,680,000	Series 2025-3-B1	7.51	%(a)(f)	05/25/2070	7,843,453
1,228,000	Series 2025-5-B1	7.06	%(a)(f)	06/25/2070	1,246,430
1,000,000	Series 2025-7-B1	6.62	%(a)(f)	08/25/2070	1,004,154
400,000	Series 2025-8-B1	6.48	%(a)	09/25/2070	400,838
1,000,000	Series 2025-9-B1	6.54	%(a)(f)	10/27/2070	1,003,541
392,000	Series 2025-9-B2	7.38	%(a)(f)	10/27/2070	392,771

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
2,100,000	Series 2025-R1-M1	6.13	%(a)(f)	05/25/2065	2,121,735
	WaMu Mortgage Pass Through Certificates
601,149	Series 2007-HY6-2A2	3.92	%(f)	06/25/2037	527,538
	Washington Mutual Alternative Mortgage Pass-Through Certificates
405,499	Series 2006-2-4CB	6.00%		03/25/2036	401,941
	Wells Fargo Alternative Loan Trust
192,282	Series 2007-PA5-1A1	6.25%		11/25/2037	165,882
	Wells Fargo Home Equity Trust
4,534,286	Series 2007-2-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	4.45%		04/25/2037	3,380,311
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $272,776,155)				247,776,931
US CORPORATE BONDS - 4.1%
400,000	1261229 BC Ltd.	10.00	%(a)	04/15/2032	416,307
215,000	AAR Escrow Issuer LLC	6.75	%(a)	03/15/2029	222,601
425,000	Academy Ltd.	6.00	%(a)	11/15/2027	426,820
75,000	Acrisure LLC / Acrisure Finance, Inc.	6.00	%(a)	08/01/2029	74,410
240,000	Acrisure LLC / Acrisure Finance, Inc.	6.75	%(a)	07/01/2032	248,289
320,000	Acushnet Co.	5.63	%(a)	12/01/2033	324,395
95,000	AdaptHealth LLC	5.13	%(a)	03/01/2030	93,115
90,000	Advance Auto Parts, Inc.	7.38	%(a)	08/01/2033	90,421
450,000	Advanced Drainage Systems, Inc.	6.38	%(a)	06/15/2030	461,842
240,000	Aethon United BR LP / Aethon United Finance Corp.	7.50	%(a)	10/01/2029	251,565
215,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.75	%(a)	10/15/2027	217,264
245,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.50	%(a)	10/01/2031	252,825
280,000	Allied Universal Holdco LLC	7.88	%(a)	02/15/2031	295,253
200,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.00	%(a)	06/01/2029	198,094
60,000	AMC Entertainment Holdings, Inc.	7.50	%(a)	02/15/2029	52,544
115,000	Amentum Holdings, Inc.	7.25	%(a)	08/01/2032	121,288
165,000	American Airlines, Inc.	8.50	%(a)	05/15/2029	172,675
100,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	96,396
135,000	American Axle & Manufacturing, Inc.	6.38	%(a)	10/15/2032	137,555
115,000	American Axle & Manufacturing, Inc.	7.75	%(a)	10/15/2033	117,201
185,000	AmWINS Group, Inc.	4.88	%(a)	06/30/2029	182,085
110,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00	%(a)	04/15/2030	109,980
130,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.25	%(a)	04/15/2030	121,958
300,000	APH / APH2 / APH3	7.88	%(a)	11/01/2029	303,223
230,000	Archrock Partners LP / Archrock Partners Finance Corp.	6.63	%(a)	09/01/2032	237,366
410,000	Arsenal AIC Parent LLC	8.00	%(a)	10/01/2030	435,589
30,000	Artera Services LLC	8.50	%(a)	02/15/2031	24,933
130,000	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.63	%(a)	04/01/2030	124,751
90,000	Asurion LLC and Asurion Co.-Issuer, Inc.	8.00	%(a)	12/31/2032	93,431
315,000	AthenaHealth Group, Inc.	6.50	%(a)	02/15/2030	314,320
130,000	Azorra Finance Ltd.	7.75	%(a)	04/15/2030	137,772
225,000	Azorra Finance Ltd.	7.25	%(a)	01/15/2031	236,652
230,000	Bausch + Lomb Corp.	8.38	%(a)	10/01/2028	240,350
60,000	Bausch Health Americas, Inc.	8.50	%(a)	01/31/2027	59,455
170,000	Bausch Health Cos., Inc.	4.88	%(a)	06/01/2028	152,277
90,000	Bausch Health Cos., Inc.	5.25	%(a)	01/30/2030	63,414
15,000	Bausch Health Cos., Inc.	14.00	%(a)	10/15/2030	15,242
315,000	Buckeye Partners LP	6.88	%(a)	07/01/2029	328,854
265,000	Builders FirstSource, Inc.	6.38	%(a)	03/01/2034	274,323
150,000	Builders FirstSource, Inc.	6.75	%(a)	05/15/2035	157,015
100,000	CACI International, Inc.	6.38	%(a)	06/15/2033	103,593
275,000	Caesars Entertainment, Inc.	6.00	%(a)	10/15/2032	267,632
570,000	Carnival Corp.	5.88	%(a)	06/15/2031	589,189
300,000	Carnival Corp.	5.75	%(a)	08/01/2032	308,259
36,000	Castle US Holding Corp.	10.00	%(a)	06/30/2031	5,940
310,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13	%(a)	05/01/2027	309,754
495,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75	%(a)	03/01/2030	473,056
340,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75	%(a)	02/01/2032	310,992

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
180,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.25	%(a)	01/15/2034	153,220
130,000	Celanese US Holdings LLC	6.50%		04/15/2030	130,757
130,000	Celanese US Holdings LLC	6.75%		04/15/2033	129,436
315,000	Chord Energy Corp.	6.00	%(a)	10/01/2030	320,061
190,000	Chord Energy Corp.	6.75	%(a)	03/15/2033	196,608
205,000	CHS/Community Health Systems, Inc.	6.00	%(a)	01/15/2029	205,740
85,000	CHS/Community Health Systems, Inc.	6.88	%(a)	04/15/2029	75,731
140,000	CHS/Community Health Systems, Inc.	4.75	%(a)	02/15/2031	124,818
250,000	Cipher Compute LLC	7.13	%(a)	11/15/2030	254,933
140,000	Clarios Global LP / Clarios US Finance Co.	6.75	%(a)	05/15/2028	143,636
555,000	Clarios Global LP / Clarios US Finance Co.	6.75	%(a)	02/15/2030	580,841
455,000	Clarios Global LP / Clarios US Finance Co.	6.75	%(a)	09/15/2032	472,102
90,000	Clarivate Science Holdings Corp.	4.88	%(a)	07/01/2029	85,177
130,000	Clear Channel Outdoor Holdings, Inc.	7.50	%(a)	06/01/2029	129,201
215,000	Clear Channel Outdoor Holdings, Inc.	7.13	%(a)	02/15/2031	225,898
155,000	Cleveland-Cliffs, Inc.	6.88	%(a)	11/01/2029	160,640
135,000	Cloud Software Group, Inc.	6.50	%(a)	03/31/2029	136,856
180,000	Cloud Software Group, Inc.	9.00	%(a)	09/30/2029	187,596
110,000	Cloud Software Group, Inc.	6.63	%(a)	08/15/2033	109,085
160,000	Clydesdale Acquisition Holdings, Inc.	6.75	%(a)	04/15/2032	164,631
205,000	CNX Midstream Partners LP	4.75	%(a)	04/15/2030	199,709
185,000	CNX Resources Corp.	6.00	%(a)	01/15/2029	186,483
47,000	CommScope LLC	4.75	%(a)	09/01/2029	46,971
35,000	CommScope LLC	9.50	%(a)	12/15/2031	35,382
65,000	CommScope Technologies LLC	5.00	%(a)	03/15/2027	64,898
180,000	CoreWeave, Inc.	9.25	%(a)	06/01/2030	167,545
110,000	Cornerstone Building Brands, Inc.	9.50	%(a)	08/15/2029	81,490
110,000	Cougar JV Subsidiary LLC	8.00	%(a)	05/15/2032	118,009
470,000	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.50	%(a)	06/15/2031	465,290
100,000	Dana, Inc.	5.38%		11/15/2027	99,898
290,000	Dcli Bidco LLC	7.75	%(a)	11/15/2029	298,327
315,000	Dealer Tire LLC / DT Issuer LLC	8.00	%(a)	02/01/2028	316,694
310,000	Directv Financing LLC	8.88	%(a)	02/01/2030	314,044
78,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	5.88	%(a)	08/15/2027	78,502
335,000	DISH DBS Corp.	5.75	%(a)	12/01/2028	329,096
220,000	DISH DBS Corp.	5.13%		06/01/2029	195,446
120,000	Dornoch Debt Merger Sub, Inc.	6.63	%(a)	10/15/2029	104,038
210,000	EchoStar Corp.	10.75%		11/30/2029	232,382
440,000	Ellucian Holdings, Inc.	6.50	%(a)	12/01/2029	449,747
55,000	Embarq LLC	8.00%		06/01/2036	22,823
320,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.63	%(a)	12/15/2030	333,684
195,000	Energizer Holdings, Inc.	6.00	%(a)	09/15/2033	187,289
130,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75	%(a)	01/15/2030	123,695
170,000	Flash Compute LLC	7.25	%(a)	12/31/2030	168,642
120,000	Freedom Mortgage Holdings LLC	8.38	%(a)	04/01/2032	126,413
145,000	FTAI Aviation Investors LLC	5.88	%(a)	04/15/2033	147,482
115,000	Full House Resorts, Inc.	8.25	%(a)	02/15/2028	100,337
150,000	Gates Corp./DE	6.88	%(a)	07/01/2029	155,959
445,000	Genesee & Wyoming, Inc.	6.25	%(a)	04/15/2032	459,464
200,000	Genting New York LLC / GENNY Capital, Inc.	7.25	%(a)	10/01/2029	205,239
80,000	Getty Images, Inc.	10.50	%(a)	11/15/2030	80,722
140,000	Goat Holdco LLC	6.75	%(a)	02/01/2032	143,900
95,000	Goodyear Tire & Rubber Co.	5.25%		07/15/2031	90,194
80,000	GrafTech Finance, Inc.	4.63	%(a)	12/23/2029	59,800
485,000	Graham Holdings Co.	5.63	%(a)	12/01/2033	490,877
295,000	Gray Media, Inc.	9.63	%(a)	07/15/2032	306,364
145,000	Gray Media, Inc.	7.25	%(a)	08/15/2033	148,252
415,000	Griffon Corp.	5.75%		03/01/2028	416,033
150,000	Group 1 Automotive, Inc.	6.38	%(a)	01/15/2030	154,630
240,000	Gulfport Energy Operating Corp.	6.75	%(a)	09/01/2029	248,143
305,000	Harvest Midstream I LP	7.50	%(a)	05/15/2032	318,160
155,000	Herc Holdings, Inc.	7.00	%(a)	06/15/2030	163,219
110,000	Herc Holdings, Inc.	5.75	%(a)	03/15/2031	111,699

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
110,000	Herc Holdings, Inc.	6.00	%(a)	03/15/2034	111,534
110,000	Hightower Holding LLC	6.75	%(a)	04/15/2029	109,682
125,000	Hilcorp Energy I LP / Hilcorp Finance Co.	7.25	%(a)	02/15/2035	118,872
300,000	Hilton Domestic Operating Co., Inc.	5.75	%(a)	09/15/2033	307,176
195,000	HUB International Ltd.	7.25	%(a)	06/15/2030	204,844
150,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%		05/15/2027	148,051
65,000	iHeartCommunications, Inc.	9.13	%(a)	05/01/2029	62,655
42,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00	%(a)	07/01/2028	42,275
335,000	Installed Building Products, Inc.	5.75	%(a)	02/01/2028	336,467
275,000	ION Platform Finance US, Inc. / ION Platform Finance SARL	5.00	%(a)	05/01/2028	256,478
195,000	IQVIA, Inc.	6.25	%(a)	06/01/2032	204,003
195,000	Iron Mountain, Inc.	7.00	%(a)	02/15/2029	200,431
100,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88	%(a)	09/20/2031	100,834
140,000	K Hovnanian Enterprises, Inc.	8.00	%(a)	04/01/2031	142,992
320,000	Kodiak Gas Services LLC	7.25	%(a)	02/15/2029	333,103
155,000	Kodiak Gas Services LLC	6.50	%(a)	10/01/2033	158,369
155,000	Kodiak Gas Services LLC	6.75	%(a)	10/01/2035	159,445
315,000	Lamar Media Corp.	5.38	%(a)	11/01/2033	313,330
65,000	LBM Acquisition LLC	6.25	%(a)	01/15/2029	58,560
90,000	LBM Acquisition LLC	9.50	%(a)	06/15/2031	93,932
115,000	Level 3 Financing, Inc.	3.75	%(a)	07/15/2029	105,140
475,000	Level 3 Financing, Inc.	6.88	%(a)	06/30/2033	486,447
155,000	LFS Topco LLC	8.75	%(a)	07/15/2030	156,136
335,000	Life Time, Inc.	6.00	%(a)	11/15/2031	343,421
150,000	LifePoint Health, Inc.	10.00	%(a)	06/01/2032	159,500
220,000	Light & Wonder International, Inc.	7.25	%(a)	11/15/2029	226,070
635,000	Light & Wonder International, Inc.	6.25	%(a)	10/01/2033	643,171
210,000	Lindblad Expeditions LLC	7.00	%(a)	09/15/2030	219,168
460,000	M/I Homes, Inc.	4.95%		02/01/2028	460,970
550,000	Madison IAQ LLC	5.88	%(a)	06/30/2029	547,099
180,000	Matador Resources Co.	6.50	%(a)	04/15/2032	182,667
210,000	Match Group Holdings II LLC	5.00	%(a)	12/15/2027	210,523
70,000	Mativ Holdings, Inc.	8.00	%(a)	10/01/2029	70,789
90,000	Mavis Tire Express Services Topco Corp.	6.50	%(a)	05/15/2029	89,179
65,000	McAfee Corp.	7.38	%(a)	02/15/2030	56,754
120,000	McGraw-Hill Education, Inc.	5.75	%(a)	08/01/2028	120,699
45,000	McGraw-Hill Education, Inc.	7.38	%(a)	09/01/2031	47,512
345,000	Medline Borrower LP	5.25	%(a)	10/01/2029	347,069
135,000	Medline Borrower LP/Medline Co.-Issuer, Inc.	6.25	%(a)	04/01/2029	139,726
115,000	Michaels Cos., Inc.	5.25	%(a)	05/01/2028	110,689
160,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.	4.88	%(a)	05/01/2029	157,494
220,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC	6.75	%(a)	04/01/2032	225,679
150,000	Nabors Industries, Inc.	9.13	%(a)	01/31/2030	157,387
215,000	Nabors Industries, Inc.	7.63	%(a)	11/15/2032	211,455
85,000	Navient Corp.	5.00%		03/15/2027	85,240
85,000	Navient Corp.	7.88%		06/15/2032	89,032
90,000	NCL Corp. Ltd.	5.88	%(a)	01/15/2031	89,710
90,000	NCL Corp. Ltd.	6.25	%(a)	09/15/2033	90,004
215,000	Neptune Bidco US, Inc.	10.38	%(a)	05/15/2031	220,571
195,000	Newell Brands, Inc.	6.38%		05/15/2030	190,685
90,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.13	%(a)	02/15/2029	93,473
160,000	Nissan Motor Acceptance Co. LLC	5.63	%(a)	09/29/2028	160,551
150,000	Novelis Corp.	6.88	%(a)	01/30/2030	155,826
180,000	NRG Energy, Inc.	6.00	%(a)	02/01/2033	183,921
70,000	NRG Energy, Inc.	5.75	%(a)	01/15/2034	70,749
185,000	Olin Corp.	6.63	%(a)	04/01/2033	183,838
200,000	Olympus Water US Holding Corp.	7.25	%(a)	02/15/2033	201,170
220,000	OneMain Finance Corp.	6.63%		01/15/2028	226,510
190,000	OneMain Finance Corp.	6.13%		05/15/2030	194,167
155,000	OneMain Finance Corp.	7.50%		05/15/2031	163,196
225,000	OneMain Finance Corp.	6.50%		03/15/2033	227,728
190,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.38	%(a)	02/15/2031	201,224
170,000	Panther Escrow Issuer LLC	7.13	%(a)	06/01/2031	176,269

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
245,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00	%(a)	02/01/2030	252,365
55,000	PBF Holding Co. LLC / PBF Finance Corp.	6.00%		02/15/2028	54,515
75,000	Penn Entertainment, Inc.	4.13	%(a)	07/01/2029	69,823
110,000	PennyMac Financial Services, Inc.	4.25	%(a)	02/15/2029	108,023
120,000	PennyMac Financial Services, Inc.	7.88	%(a)	12/15/2029	127,762
105,000	PennyMac Financial Services, Inc.	6.88	%(a)	05/15/2032	109,982
115,000	Permian Resources Operating LLC	6.25	%(a)	02/01/2033	118,020
250,000	PetSmart LLC / PetSmart Finance Corp.	7.50	%(a)	09/15/2032	254,722
185,000	Post Holdings, Inc.	6.38	%(a)	03/01/2033	187,031
515,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	6.25	%(a)	04/01/2029	519,408
125,000	Qnity Electronics, Inc.	6.25	%(a)	08/15/2033	129,725
720,000	Quikrete Holdings, Inc.	6.75	%(a)	03/01/2033	752,387
105,000	QXO Building Products, Inc.	6.75	%(a)	04/30/2032	109,748
35,000	Radiate Holdco LLC / Radiate Finance, Inc.	4.50	%(a)	09/15/2026	33,425
89,465	Radiology Partners, Inc. (9.78% Cash or 9.78% PIK)	9.78	%(a)	02/15/2030	86,222
240,000	Radiology Partners, Inc.	8.50	%(a)	07/15/2032	251,013
245,000	RHP Hotel Properties LP / RHP Finance Corp.	6.50	%(a)	06/15/2033	255,674
410,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.63	%(a)	02/01/2033	419,432
165,000	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.	6.25	%(a)	10/15/2030	168,498
145,000	Rocket Cos., Inc.	6.13	%(a)	08/01/2030	149,967
145,000	Rocket Cos., Inc.	6.38	%(a)	08/01/2033	151,361
335,000	Rockies Express Pipeline LLC	6.75	%(a)	03/15/2033	353,951
84,000	Sabre GLBL, Inc.	10.75	%(a)	11/15/2029	71,488
115,000	Sabre GLBL, Inc.	10.75	%(a)	03/15/2030	94,654
145,000	Select Medical Corp.	6.25	%(a)	12/01/2032	141,881
205,000	Service Properties Trust	0.00	%(a)	09/30/2027	185,506
50,000	Service Properties Trust	5.50%		12/15/2027	49,408
105,000	Service Properties Trust	8.88%		06/15/2032	103,667
355,000	Sirius XM Radio LLC	5.50	%(a)	07/01/2029	358,110
60,000	Six Flags Entertainment Corp.	7.25	%(a)	05/15/2031	57,617
180,000	SM Energy Co.	7.00	%(a)	08/01/2032	177,066
315,000	Solstice Advanced Materials, Inc.	5.63	%(a)	09/30/2033	317,966
115,000	Standard Building Solutions, Inc.	6.50	%(a)	08/15/2032	118,478
450,000	Standard Building Solutions, Inc.	6.25	%(a)	08/01/2033	459,946
215,000	Standard Building Solutions, Inc.	5.88	%(a)	03/15/2034	215,763
195,000	Staples, Inc.	10.75	%(a)	09/01/2029	194,111
95,000	Star Leasing Co. LLC	7.63	%(a)	02/15/2030	88,461
270,000	Starwood Property Trust, Inc.	5.25	%(a)	10/15/2028	272,985
140,000	Starwood Property Trust, Inc.	7.25	%(a)	04/01/2029	148,029
155,000	Starwood Property Trust, Inc.	6.00	%(a)	04/15/2030	159,656
25,000	Starz Capital Holdings LLC	5.50	%(a)	04/15/2029	20,225
330,000	Station Casinos LLC	6.63	%(a)	03/15/2032	339,314
135,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.00	%(a)	06/01/2031	129,919
175,000	SunCoke Energy, Inc.	4.88	%(a)	06/30/2029	162,656
115,000	Sunoco LP / Sunoco Finance Corp.	6.00%		04/15/2027	115,580
40,000	SWF Holdings I Corp.	6.50	%(a)	10/01/2029	9,600
135,000	Talen Energy Supply LLC	6.25	%(a)	02/01/2034	137,752
190,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.38	%(a)	02/15/2029	197,088
90,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.75	%(a)	03/15/2034	90,053
320,000	Taylor Morrison Communities, Inc.	5.75	%(a)	11/15/2032	329,447
220,000	Tenet Healthcare Corp.	6.13%		06/15/2030	225,399
55,000	Tenet Healthcare Corp.	5.50	%(a)	11/15/2032	55,790
55,000	Tenet Healthcare Corp.	6.00	%(a)	11/15/2033	56,662
215,000	TransDigm, Inc.	6.88	%(a)	12/15/2030	225,111
280,000	TransDigm, Inc.	6.38	%(a)	05/31/2033	287,506
20,000	TransDigm, Inc.	6.25	%(a)	01/31/2034	20,764
35,000	TransDigm, Inc.	6.75	%(a)	01/31/2034	36,481
70,000	Transocean International Ltd.	7.88	%(a)	10/15/2032	73,439
120,000	Trident TPI Holdings, Inc.	12.75	%(a)	12/31/2028	123,105
225,000	UKG, Inc.	6.88	%(a)	02/01/2031	231,478
225,000	United Airlines, Inc.	4.63	%(a)	04/15/2029	224,183

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,180,000	United Natural Foods, Inc.	6.75	%(a)	10/15/2028	1,186,773
215,000	United Rentals North America, Inc.	5.38	%(a)	11/15/2033	214,978
120,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63	%(a)	06/15/2032	118,301
310,000	Univision Communications, Inc.	8.50	%(a)	07/31/2031	324,091
90,000	Upbound Group, Inc.	6.38	%(a)	02/15/2029	88,764
335,000	US Foods, Inc.	5.75	%(a)	04/15/2033	341,537
435,000	Vail Resorts, Inc.	6.50	%(a)	05/15/2032	451,681
155,000	Venture Global LNG, Inc.	8.13	%(a)	06/01/2028	157,084
290,000	Venture Global LNG, Inc.	8.38	%(a)	06/01/2031	288,552
80,000	Venture Global LNG, Inc.	9.88	%(a)	02/01/2032	82,696
165,000	Venture Global Plaquemines LNG LLC	6.13	%(a)	12/15/2030	168,122
50,000	Venture Global Plaquemines LNG LLC	7.50	%(a)	05/01/2033	54,053
300,000	Venture Global Plaquemines LNG LLC	6.50	%(a)	01/15/2034	307,425
175,000	Veritiv Operating Co.	10.50	%(a)	11/30/2030	188,381
430,000	Victra Holdings LLC / Victra Finance Corp.	8.75	%(a)	09/15/2029	455,791
605,000	Viking Cruises Ltd.	5.88	%(a)	10/15/2033	614,652
115,000	Vistra Operations Co. LLC	7.75	%(a)	10/15/2031	121,859
135,000	Vistra Operations Co. LLC	6.88	%(a)	04/15/2032	142,275
65,000	Vital Energy, Inc.	7.88	%(a)	04/15/2032	64,088
180,000	VoltaGrid LLC	7.38	%(a)	11/01/2030	178,422
150,000	Voyager Parent LLC	9.25	%(a)	07/01/2032	159,260
130,000	VT Topco, Inc.	8.50	%(a)	08/15/2030	136,388
180,000	Walker & Dunlop, Inc.	6.63	%(a)	04/01/2033	185,536
120,000	Wand NewCo 3, Inc.	7.63	%(a)	01/30/2032	127,060
265,000	WarnerMedia Holdings, Inc.	4.05%		03/15/2029	257,816
105,000	WarnerMedia Holdings, Inc.	4.28%		03/15/2032	92,302
180,000	WarnerMedia Holdings, Inc.	5.05%		03/15/2042	127,125
480,000	Watco Cos. LLC / Watco Finance Corp.	7.13	%(a)	08/01/2032	502,976
120,000	Wayfair LLC	7.25	%(a)	10/31/2029	125,365
210,000	Wayfair LLC	6.75	%(a)	11/15/2032	216,142
265,000	WBI Operating LLC	6.50	%(a)	10/15/2033	264,138
315,000	Weatherford International Ltd.	6.75	%(a)	10/15/2033	322,762
285,000	WESCO Distribution, Inc.	6.38	%(a)	03/15/2033	297,742
145,000	Whirlpool Corp.	6.50%		06/15/2033	140,710
140,000	Windstream Services LLC	7.50	%(a)	10/15/2033	143,634
150,000	Windstream Services LLC / Windstream Escrow Finance Corp.	8.25	%(a)	10/01/2031	157,606
200,000	WR Grace Holdings LLC	5.63	%(a)	08/15/2029	191,155
140,000	WULF Compute LLC	7.75	%(a)	10/15/2030	144,341
630,000	XHR LP	6.63	%(a)	05/15/2030	651,001
215,000	XPO, Inc.	7.13	%(a)	06/01/2031	225,053
	Total US Corporate Bonds (Cost $54,861,469)				55,714,879
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 12.6%
	Federal Home Loan Mortgage Corp.
4,116,989	Pool RJ1071	6.00%		03/01/2054	4,295,068
3,954,738	Pool SD5141	6.00%		04/01/2054	4,094,140
2,732,597	Pool SD5964	5.50%		11/01/2053	2,808,910
5,164,112	Pool SL0223	5.50%		02/01/2055	5,285,699
7,046,462	Series 386-C23	3.00	%(g)	03/15/2052	1,255,098
403,435	Series 3926-HS (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.35	%(g)(i)	09/15/2041	35,387
1,169,774	Series 4981-GF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.39%		06/25/2050	1,149,184
3,151,783	Series 5020-IH	3.00	%(g)	08/25/2050	504,620
3,692,907	Series 5031-IQ	2.50	%(g)	10/25/2050	583,610
11,266,918	Series 5038-IQ	2.50	%(g)	10/25/2050	1,716,482
4,216,286	Series 5115-IB	3.00	%(g)	02/25/2051	770,157
9,137,367	Series 5142-QI	3.00	%(g)	09/25/2051	1,491,767
7,528,813	Series 5181-EI	2.50	%(g)	05/25/2050	1,019,337
4,044,420	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%		04/25/2055	4,028,778

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
3,440,956	Series 5524-FB (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%		04/25/2055	3,437,165
3,353,208	Series 5527-FC (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%		09/25/2054	3,367,338
1,266,608	Series 5527-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.07%		09/25/2054	1,271,946
11,165,980	Series 5531-AI	3.50	%(g)	06/25/2041	1,387,657
7,981,564	Series 5596-FD (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.00% Cap)	5.17%		11/25/2055	8,008,493
6,291,663	Series 5596-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	5.07%		11/25/2055	6,300,845
5,330,074	Series 5598-DF (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.00% Cap)	5.12%		11/25/2055	5,343,767
2,750,000	Series 5614-FA (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.00% Cap)	5.20%		11/25/2054	2,753,174
	Federal National Mortgage Association
3,117,695	Pool CB7268	6.00%		10/01/2053	3,246,605
2,561,293	Pool CB7996	6.00%		02/01/2054	2,672,200
3,838,918	Pool CB8845	5.50%		07/01/2054	3,956,871
7,987,467	Pool CB9973	5.50%		02/01/2055	8,185,974
4,223,726	Pool FS6422	6.00%		11/01/2053	4,445,492
3,384,256	Pool FS7252	5.00%		11/01/2053	3,388,526
1,850,330	Pool FS7738	6.00%		03/01/2054	1,942,323
2,641,457	Pool FS8152	6.00%		06/01/2054	2,743,688
4,937,056	Pool MA5010	5.50%		05/01/2053	5,026,749
5,067,869	Series 2013-12-FT (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.34%		02/25/2043	4,982,353
6,425,176	Series 2017-11-SK (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	2.06	%(g)(i)	03/25/2047	754,864
19,640,924	Series 2019-M7-X	0.33	%(f)(g)	04/25/2029	191,049
4,208,362	Series 2020-15-ID	3.00	%(g)	03/25/2050	708,811
6,223,694	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.16	%(g)(i)	08/25/2050	761,425
3,429,821	Series 2020-84-LI	2.50	%(g)	12/25/2050	528,316
4,831,672	Series 2020-88-PI	2.50	%(g)	12/25/2050	774,040
2,526,077	Series 2021-3-QI	2.50	%(g)	02/25/2051	397,856
7,433,831	Series 2021-32-AI	3.00	%(g)	05/25/2046	954,962
7,131,008	Series 2021-42-IA	3.00	%(g)	02/25/2051	1,038,771
2,851,666	Series 2022-86-IO	2.50	%(g)	05/25/2050	399,222
3,001,200	Series 2024-33-FE (30 day avg SOFR US + 1.25%, 1.25% Floor, 7.00% Cap)	5.12%		06/25/2054	3,016,358
2,089,778	Series 2024-76-FD (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.12%		11/25/2054	2,100,032
4,578,638	Series 2025-28-FM (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.12%		04/25/2055	4,603,439
10,033,455	Series 426-C54	2.50	%(g)	03/25/2052	1,512,499
5,710,384	Series 427-C7	2.50	%(g)	08/25/2035	446,042
15,399,462	Series 431-C10	2.00	%(g)	04/25/2042	1,507,489
9,927,533	Series 431-C34	1.50	%(g)	06/25/2037	529,555
8,295,682	Series 434-C35	3.00	%(g)	10/25/2052	1,486,075
18,434,826	Series 437-C1	1.50	%(g)	05/25/2037	990,059
	FREMF Mortgage Trust
639,609	Series 2016-KF18-B (30 day avg SOFR US + 5.61%, 5.50% Floor)	9.62	%(a)	05/25/2026	638,142
700,066	Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)	7.37	%(a)	03/25/2027	696,094
1,901,719	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	10.12	%(a)	10/25/2029	1,840,941
	Government National Mortgage Association
6,631,848	Series 2019-128-KS (-1 x 1 mo. Term SOFR + 2.74%, 0.00% Floor, 2.85% Cap)	0.00	%(g)(i)	10/20/2049	23,511
5,649,806	Series 2020-104-SB (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	2.30	%(g)(i)	07/20/2050	751,728
12,286,285	Series 2020-115-YS (-1 x 1 mo. Term SOFR + 4.09%, 0.00% Floor, 4.20% Cap)	0.35	%(g)(i)	08/20/2050	460,975

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
24,129,824	Series 2020-129-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(g)(i)	09/20/2050	365,087
30,966,013	Series 2020-146-IJ	2.50	%(g)	10/20/2050	4,759,659
3,049,034	Series 2020-154-MI	3.00	%(g)	10/20/2050	499,295
12,479,802	Series 2020-189-SU (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(g)(i)	12/20/2050	1,811,890
6,914,590	Series 2021-1-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(g)(i)	01/20/2051	969,131
4,044,844	Series 2021-116-XI	3.50	%(g)	03/20/2051	750,190
10,305,290	Series 2021-193-DS (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(g)(i)	11/20/2051	20,670
4,861,388	Series 2021-199-KI	3.50	%(g)	11/20/2051	846,090
6,780,371	Series 2021-209-IP	3.00	%(g)	11/20/2051	618,935
65,033,029	Series 2021-213-ES (-1 x 30 day avg SOFR US + 1.70%, 0.00% Floor, 1.70% Cap)	0.00	%(g)(i)	12/20/2051	43,429
4,907,366	Series 2021-221-AI	3.50	%(g)	12/20/2051	884,268
26,199,660	Series 2021-35-IO	1.03	%(f)(g)	12/16/2062	1,889,116
5,341,347	Series 2021-98-KI	3.00	%(g)	06/20/2051	892,452
2,745,419	Series 2022-137-IO	3.00	%(g)	01/20/2052	360,791
46,108,439	Series 2022-192-IO	0.67	%(f)(g)	09/16/2064	2,478,264
8,250,800	Series 2022-9-MI	3.50	%(g)	01/20/2052	1,064,483
23,824,524	Series 2023-15-IO	0.92	%(f)(g)	08/16/2064	1,614,059
8,405,086	Series 2023-172-IO	1.33	%(f)(g)	02/16/2066	771,250
25,599,018	Series 2023-33-IO	0.93	%(f)(g)	05/16/2063	1,823,344
45,957,310	Series 2024-15-BI	0.72	%(f)(g)	10/16/2065	2,625,633
10,394,355	Series 2024-158-IO	1.08	%(f)(g)	12/16/2065	814,070
8,472,119	Series 2024-170-AI	0.76	%(f)(g)	10/16/2065	525,792
7,171,300	Series 2024-170-IO	1.00	%(f)(g)	03/16/2066	531,438
4,828,739	Series 2024-174-HI	3.00	%(g)	05/20/2051	732,512
2,969,960	Series 2024-24-DI	3.50	%(g)	11/20/2051	535,602
42,068,436	Series 2024-35-IB	0.80	%(f)(g)	07/16/2065	2,597,789
3,533,266	Series 2024-6-BI	3.00	%(g)	12/20/2051	545,630
24,961,688	Series 2025-202-IO	0.72	%(f)(g)	09/16/2067	1,816,095
3,000,000	Series 2025-207-FA (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	5.34%		09/20/2054	3,006,294
19,541,283	Series 2025-36-IO	0.84	%(f)(g)	07/16/2066	1,418,871
8,645,145	Series 2025-48-IO	2.50	%(g)	10/20/2051	1,265,309
9,663,438	Series 2025-54-IO	0.63	%(f)(g)	08/16/2067	553,872
20,300,344	Series 2025-77-IO	0.79	%(f)(g)	03/16/2066	1,422,853
12,696,341	Series 2025-81-IO	2.50	%(g)	06/20/2051	1,782,571
14,084,818	Series 2025-92-IO	0.55	%(f)(g)	05/16/2067	796,854
	Total US Government and Agency Mortgage Backed Obligations (Cost $174,422,152)				172,045,246
US GOVERNMENT AND AGENCY OBLIGATIONS - 3.0%
6,619,778	United States Treasury Inflation Indexed Bonds	2.38%		01/15/2027	6,673,169
13,492,557	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2027	13,250,829
6,594,960	United States Treasury Inflation Indexed Bonds	1.63%		10/15/2027	6,645,973
14,180,000	United States Treasury Note/Bond	0.75%		04/30/2026	14,051,141
	Total US Government and Agency Obligations (Cost $40,643,213)				40,621,112
COMMON STOCKS - 0.0%(j)
5,652	Altice France/Luxco 3(d)(k)				101,294
711	Stichting Administratiekantoor ADR (d)(k)				—
261	Stichting Administratiekantoor Unigel Creditors(d)(k)				—
	Total Common Stocks (Cost $183,770)				101,294
ESCROW NOTES - 0.0%(j)
600,000	Credito Real SAB de CV SOFOM ER(k)				5,250
	Total Escrow Notes (Cost $580,750)				5,250

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
AFFILIATED MUTUAL FUNDS - 5.0%
7,143,002	DoubleLine Emerging Markets Local Currency Bond Fund - Class I				68,644,246
	Total Affiliated Mutual Funds (Cost $66,600,000)				68,644,246
SHORT TERM INVESTMENTS - 10.1%
18,623,688	First American Government Obligations Fund - U	3.69	%(l)		18,623,688
18,623,688	JPMorgan US Government Money Market Fund - IM	3.72	%(l)		18,623,688
18,623,689	MSILF Government Portfolio - Institutional	3.70	%(l)		18,623,689
50,000,000	United States Treasury Bill	0.00%		03/17/2026	49,642,165
32,900,000	United States Treasury Bill	0.00%		07/09/2026	32,316,740
	Total Short Term Investments (Cost $137,741,376)				137,829,970
	Total Investments - 99.7% (Cost $1,408,237,512)				1,358,370,651
	Other Assets in Excess of Liabilities - 0.3%				3,959,713
	NET ASSETS - 100.0%				$1,362,330,364

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	18.2%
Collateralized Loan Obligations	12.8%
US Government and Agency Mortgage Backed Obligations	12.6%
Non-Agency Commercial Mortgage Backed Obligations	11.8%
Short Term Investments	10.1%
Bank Loans	10.0%
Asset Backed Obligations	6.1%
Affiliated Mutual Funds	5.0%
Foreign Corporate Bonds	4.4%
US Corporate Bonds	4.1%
US Government and Agency Obligations	3.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.6%
Common Stocks	0.0	%(j)
Escrow Notes	0.0	%(j)
Other Assets and Liabilities	0.3%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	18.2%
Collateralized Loan Obligations	12.8%
US Government and Agency Mortgage Backed Obligations	12.6%
Non-Agency Commercial Mortgage Backed Obligations	11.8%
Short Term Investments	10.1%
Asset Backed Obligations	6.1%
Affiliated Mutual Funds	5.0%
US Government and Agency Obligations	3.0%
Energy	1.5%
Electronics/Electric	1.3%
Healthcare	1.2%
Transportation	1.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Media	1.1%
Banking	1.1%

Utilities	1.0%
Hotels/Motels/Inns and Casinos	0.9%
Commercial Services	0.9%
Retailers (other than Food/Drug)	0.7%
Finance	0.7%
Insurance	0.7%
Industrial Equipment	0.7%
Telecommunications	0.6%
Construction	0.6%
Technology	0.5%
Mining	0.5%
Aerospace & Defense	0.4%
Consumer Products	0.4%
Food Products	0.4%
Building and Development (including Steel/Metals)	0.4%
Business Equipment and Services	0.4%
Automotive	0.3%
Chemicals/Plastics	0.2%
Containers and Glass Products	0.2%
Leisure	0.2%
Pharmaceuticals	0.2%
Real Estate	0.2%
Diversified Manufacturing	0.2%
IT Services	0.2%
Beverage and Tobacco	0.1%
Chemical Products	0.0	%(j)
Pulp & Paper	0.0	%(j)
Food Service	0.0	%(j)
Escrow Notes	0.0	%(j)
Other Assets and Liabilities	0.3%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $646,647,303 or 47.5% of the Fund's net assets.
(b)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(d)	Value determined using significant unobservable inputs.
(e)	Perpetual maturity. The date disclosed is the next call date of the security.
(f)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(g)	Interest only security
(h)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(i)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(j)	Represents less than 0.05% of net assets.
(k)	Non-income producing security.
(l)	Seven-day yield as of period end.
CMT	Constant Maturity Treasury Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

DoubleLine Low Duration Emerging Markets Fixed Income Fund	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN CORPORATE BONDS - 66.6%
BRAZIL - 11.5%
1,176,000	BRF GmbH	4.35%		09/29/2026	1,166,032
2,500,000	Cosan Luxembourg SA	5.50%		09/20/2029	2,450,538
105,102	Invepar Holdings	0.00	%(a)(b)	12/30/2028	—
1,500,000	Itaú Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%		04/15/2031	1,496,789
1,600,000	Minerva Luxembourg SA	5.88%		01/19/2028	1,599,028
1,596,269	MV24 Capital BV	6.75%		06/01/2034	1,585,542
800,000	NBM US Holdings, Inc.	7.00%		05/14/2026	801,508
1,600,000	NBM US Holdings, Inc.	6.63%		08/06/2029	1,620,744
2,052,023	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	2,106,801
400,000	Raizen Fuels Finance SA	5.30%		01/20/2027	386,687
900,000	Ultrapar International SA	5.25%		10/06/2026	900,946
200,000	Ultrapar International SA	5.25%		06/06/2029	200,039
					14,314,654
CHILE - 8.1%
200,000	Antofagasta PLC	2.38%		10/14/2030	181,611
2,000,000	Cencosud SA	4.38%		07/17/2027	2,002,003
4,385,212	Chile Electricity PEC SpA	0.00	%(c)	01/25/2028	3,952,172
243,200	Empresa Electrica Angamos SA	4.88%		05/25/2029	222,946
672,800	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	668,587
3,060,200	GNL Quintero SA	4.63%		07/31/2029	3,063,560
					10,090,879
COLOMBIA - 5.1%
2,748,276	AL Candelaria Spain SA	7.50%		12/15/2028	2,787,137
3,200,000	Banco de Bogota SA	6.25%		05/12/2026	3,216,022
280,000	Grupo de Inversiones Suramericana SA	5.50%		04/29/2026	279,724
					6,282,883
GUATEMALA - 3.9%
2,300,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	2,294,480
1,503,000	Millicom International Cellular SA	5.13%		01/15/2028	1,501,168
965,700	Millicom International Cellular SA	6.25%		03/25/2029	975,234
					4,770,882
INDIA - 7.5%
841,500	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	775,902
1,000,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	982,873
2,400,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	2,383,035
1,459,500	JSW Hydro Energy Ltd.	4.13%		05/18/2031	1,359,177
1,300,000	JSW Infrastructure Ltd.	4.95%		01/21/2029	1,303,901
750,000	Reliance Industries Ltd.	3.67%		11/30/2027	744,107
1,800,000	Wipro IT Services LLC	1.50%		06/23/2026	1,776,884
					9,325,879
INDONESIA - 4.4%
400,000	Freeport Indonesia PT	4.76	%(c)	04/14/2027	402,686
1,100,000	Freeport Indonesia PT	4.76%		04/14/2027	1,107,388
2,500,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	2,493,621
1,510,320	Minejesa Capital BV	4.63%		08/10/2030	1,505,953
					5,509,648
JAMAICA - 0.0%(d)
56,293	Digicel Group Holdings Ltd.	0.00	%(b)(c)	12/31/2030	376
175,590	Digicel Group Holdings Ltd.	0.00	%(b)(c)	12/31/2030	8,238
					8,614
MALAYSIA - 0.6%
800,000	Axiata SPV2 Bhd	4.36%		03/24/2026	801,727

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
MEXICO - 10.1%
1,200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander (5 yr. CMT Rate + 3.00%)	7.53%		10/01/2028	1,288,649
3,400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	3,396,875
2,200,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13	%(e)	06/08/2026	2,201,105
1,000,000	Cemex SAB de CV	5.45%		11/19/2029	1,013,232
1,800,000	Comision Federal de Electricidad	4.75%		02/23/2027	1,806,036
2,769,575	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	2,816,760
					12,522,657
PARAGUAY - 0.8%
146,667	Rutas 2 & 7 Finance Ltd.	0.00%		09/30/2036	111,569
874,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	872,453
					984,022
PERU - 6.8%
1,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25	%(c)	09/30/2031	1,776,284
1,430,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	1,411,159
400,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%		04/30/2035	420,500
1,400,000	InRetail Consumer	3.25%		03/22/2028	1,368,375
1,700,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	1,696,834
1,835,352	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	1,795,912
					8,469,064
SINGAPORE - 6.0%
2,500,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	2,484,287
2,100,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%		06/15/2032	2,108,873
2,500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	2,487,512
300,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%		10/14/2031	294,632
					7,375,304
SOUTH AFRICA - 1.0%
1,100,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	1,067,647
200,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%		05/15/2029	210,349
					1,277,996
UNITED ARAB EMIRATES - 0.3%
349,595	Galaxy Pipeline Assets Bidco Ltd.	2.16%		03/31/2034	316,939
VIETNAM - 0.5%
579,381	Mong Duong Finance Holdings BV	5.13%		05/07/2029	573,509
	Total Foreign Corporate Bonds (Cost $81,903,410)				82,624,657
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 30.4%
BRAZIL - 2.6%
200,000	Brazilian Government International Bond	4.50%		05/30/2029	198,650
1,100,000	Petrobras Global Finance BV	7.38%		01/17/2027	1,137,436
1,750,000	Petrobras Global Finance BV	6.00%		01/27/2028	1,784,477
150,000	Petrobras Global Finance BV	5.13%		09/10/2030	147,177
					3,267,740
CHILE - 1.5%
1,521,500	Chile Electricity Lux MPC Sarl	6.01%		01/20/2033	1,600,483
300,000	Corp. Nacional del Cobre de Chile	3.63%		08/01/2027	297,158
					1,897,641
COLOMBIA - 1.6%
2,000,000	Oleoducto Central SA	4.00%		07/14/2027	1,974,802
DOMINICAN REPUBLIC - 0.8%
1,000,000	Dominican Republic International Bond	5.50%		02/22/2029	1,014,600

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
GUATEMALA - 2.7%
2,900,000	Guatemala Government Bond	4.50%		05/03/2026	2,900,000
500,000	Guatemala Government Bond	5.25%		08/10/2029	507,375
					3,407,375
INDIA - 3.2%
1,500,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	1,501,073
2,500,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	2,492,633
					3,993,706
INDONESIA - 6.7%
2,824,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	2,809,842
3,200,000	Pertamina Persero PT	1.40%		02/09/2026	3,188,173
2,300,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	2,296,303
					8,294,318
MALAYSIA - 2.2%
1,300,000	MISC Capital Two Labuan Ltd.	3.75%		04/06/2027	1,292,156
1,400,000	TNB Global Ventures Capital Bhd	3.24%		10/19/2026	1,391,702
					2,683,858
MEXICO - 3.2%
750,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88	%(c)	05/07/2030	777,150
1,500,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	1,477,770
1,200,000	Comision Federal de Electricidad	4.69%		05/15/2029	1,189,488
500,000	Mexico Government International Bond	5.00%		05/07/2029	509,000
					3,953,408
MOROCCO - 1.4%
600,000	Morocco Government International Bond	2.38%		12/15/2027	576,291
1,100,000	OCP SA	6.10%		04/30/2030	1,150,297
					1,726,588
PARAGUAY - 3.4%
3,066,480	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	2,515,280
297,000	Paraguay Government International Bond	5.00%		04/15/2026	298,485
143,000	Paraguay Government International Bond	4.70%		03/27/2027	144,215
1,200,000	Paraguay Government International Bond	4.95%		04/28/2031	1,220,100
					4,178,080
PERU - 1.1%
1,257,976	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	1,309,693
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $36,982,551)				37,701,809
SHORT TERM INVESTMENTS - 2.2%
891,092	First American Government Obligations Fund - U	3.69	%(f)		891,092
891,091	JPMorgan US Government Money Market Fund - IM	3.72	%(f)		891,091
891,091	MSILF Government Portfolio - Institutional	3.70	%(f)		891,091
	Total Short Term Investments (Cost $2,673,274)				2,673,274
	Total Investments - 99.2% (Cost $121,559,235)				122,999,740
	Other Assets in Excess of Liabilities - 0.8%				987,403
	NET ASSETS - 100.0%				$123,987,143

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	66.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	30.4%
Short Term Investments	2.2%
Other Assets and Liabilities	0.8%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Banking	20.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	16.0%
Transportation	15.4%
Utilities	15.3%
Energy	8.3%
Consumer Products	5.5%
Mining	4.4%
Telecommunications	3.4%
Retailers (other than Food/Drug)	2.7%
Building and Development (including Steel/Metals)	2.6%
Short Term Investments	2.2%
Technology	1.4%
Food Products	0.9%
Finance	0.2%
Other Assets and Liabilities	0.8%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Brazil	14.1%
Mexico	13.3%
Indonesia	11.1%
India	10.7%
Chile	9.6%
Peru	7.9%
Colombia	6.7%
Guatemala	6.6%
Singapore	6.0%
Paraguay	4.2%
Malaysia	2.8%
United States	2.2%
Morocco	1.4%
South Africa	1.0%
Dominican Republic	0.8%
Vietnam	0.5%
United Arab Emirates	0.3%
Jamaica	0.0	%(d)
Other Assets and Liabilities	0.8%
Net Assets	100.0%

(a)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(b)	Value determined using significant unobservable inputs.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $6,916,906 or 5.6% of the Fund’s net assets.
(d)	Represents less than 0.05% of net assets.
(e)	Perpetual maturity. The date disclosed is the next call date of the security.
(f)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate

DoubleLine Long Duration Total Return Bond Fund	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 97.8%
	Fannie Mae or Freddie Mac
730,000	TBA	2.50	%(g)	01/15/2047	617,249
	Federal Home Loan Mortgage Corp.
1,217,605	Pool QD7052	3.00%		02/01/2052	1,088,505
1,740,245	Pool RA3722	2.50%		10/01/2050	1,504,351
1,385,630	Pool SD7512	3.00%		02/01/2050	1,253,359
1,403,767	Pool SD7553	3.00%		03/01/2052	1,264,537
1,061,513	Series 4460-KB	3.50%		03/15/2045	978,679
2,000,000	Series 4994-AV	2.00%		12/25/2045	1,639,944
2,164,959	Series 5042-PZ	2.00	%(a)	11/25/2050	1,084,089
1,352,421	Series 5145-HZ	3.00	%(a)	09/25/2051	812,416
1,985,954	Series 5155-JZ	3.00	%(a)	10/25/2051	1,161,685
1,808,841	Series 5155-KZ	3.00	%(a)	10/25/2051	1,107,738
1,613,939	Series 5160-ZY	3.00	%(a)	10/25/2050	1,178,018
1,910,203	Series 5171-Z	2.00	%(a)	12/25/2051	1,063,091
317,695	Series 5326-UO	0.00	%(b)	10/25/2050	214,875
	Federal National Mortgage Association
1,381,699	Pool 310233	3.50%		03/01/2044	1,317,352
1,489,082	Pool BU5836	2.00%		11/01/2051	1,225,960
1,359,071	Pool BV4138	2.50%		03/01/2052	1,166,487
1,415,250	Pool BV9867	3.00%		05/01/2052	1,253,946
1,028,241	Pool BZ0782	5.76%		04/01/2054	1,065,712
1,028,241	Pool BZ0785	5.76%		04/01/2054	1,070,975
1,274,805	Pool FA3145	2.50%		03/01/2052	1,088,741
1,189,933	Pool FM8691	2.50%		09/01/2051	1,027,812
1,860,345	Pool FS0176	2.50%		01/01/2052	1,591,880
1,349,235	Pool FS3826	3.00%		01/01/2052	1,195,424
1,332,055	Pool FS5984	3.00%		12/01/2050	1,207,124
1,186,246	Pool FS7149	2.50%		03/01/2052	1,020,245
1,354,779	Pool FS8304	3.00%		05/01/2052	1,221,837
1,260,000	Series 2012-128-UC	2.50%		11/25/2042	973,263
675,703	Series 2013-66-ZK	3.00	%(a)	07/25/2043	513,923
1,631,369	Series 2014-42-BZ	3.00	%(a)	07/25/2044	1,480,931
357,614	Series 2014-68-TD	3.00%		11/25/2044	325,612
487,699	Series 2014-80-KL	2.00%		05/25/2043	334,105
617,023	Series 2016-64-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.01	%(c)(d)	09/25/2046	68,660
187,428	Series 2018-21-PO	0.00	%(b)	04/25/2048	136,591
2,916,246	Series 2019-68-ZL	2.50	%(a)	11/25/2049	2,314,755
1,507,144	Series 2021-17-SB (-1 x 30 day avg SOFR US + 3.30%, 0.00% Floor, 3.30% Cap)	0.00	%(c)(d)	04/25/2051	19,399
1,877,729	Series 2021-93-Z	3.00	%(a)	08/25/2051	1,278,656
3,178,000	Series 2023-M1-2A2	3.95	%(e)	07/25/2040	2,928,051
	Freddie Mac Seasoned Credit Risk Transfer Trust
1,005,000	Series 2021-2-MBU	2.50%		11/25/2060	705,467
	Government National Mortgage Association
201,222	Series 2013-180-LO	0.00	%(b)	11/16/2043	159,370
3,595,349	Series 2015-79-VZ	2.50%		05/20/2045	3,240,574
363,728	Series 2016-12-MZ	3.00	%(a)	01/20/2046	297,967
1,241,265	Series 2017-122-CZ	3.00	%(a)	08/20/2047	990,904
1,386,079	Series 2021-105-JS (-1 x 30 day avg SOFR US + 3.65%, 0.00% Floor, 3.65% Cap)	0.00	%(c)(d)	06/20/2051	32,052
644,482	Series 2021-42-SB (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	2.50	%(c)(d)	03/20/2051	90,497
1,475,927	Series 2021-89-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	%(c)(d)	05/20/2051	36,057
394,069	Series 2022-160-DZ	4.50	%(a)	09/20/2052	294,598

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
7,700,318	Series 2022-85-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(c)(d)	05/20/2052	10,286
1,875,801	Series 2022-9-MZ	3.50	%(a)	01/20/2052	1,433,683
1,052,000	Series 2022-99-QG	3.50%		01/20/2052	913,332
827,483	Series 2023-140-PO	0.00	%(b)	06/20/2048	563,849
1,415,633	Series 2025-1-GZ	3.50	%(a)	01/20/2055	1,121,089
1,788,135	Series 2025-110-KZ	1.25	%(a)	06/20/2051	1,105,823
1,630,883	Series 2025-121-ZB	2.50	%(a)	08/20/2050	1,081,878
	Total US Government and Agency Mortgage Backed Obligations (Cost $55,424,236)				52,873,403
SHORT TERM INVESTMENTS - 2.0%
352,743	First American Government Obligations Fund - U	3.69	%(f)		352,743
352,743	JPMorgan US Government Money Market Fund - IM	3.72	%(f)		352,743
352,743	MSILF Government Portfolio - Institutional	3.70	%(f)		352,743
	Total Short Term Investments (Cost $1,058,229)				1,058,229
	Total Investments - 99.8% (Cost $56,482,465)				53,931,632
	Other Assets in Excess of Liabilities - 0.2%				84,901
	NET ASSETS - 100.0%				$54,016,533

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	97.8%
Short Term Investments	2.0%
Other Assets and Liabilities	0.2%
Net Assets	100.0%

(a)	This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(b)	Principal only security
(c)	Interest only security
(d)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(e)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(f)	Seven-day yield as of period end.
(g)	Represents or includes a TBA transaction.

SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

Futures Contracts

Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
10 Year U.S. Ultra Treasury Notes	Short	(159)	3/20/2026	$(18,356,359)	$68,875
U.S. Treasury 2 Year Notes	Short	(49)	3/31/2026	(10,228,087)	(2,577)
U.S. Treasury 5 Year Note	Long	77	3/31/2026	8,424,463	(8,003)
U.S. Treasury Long Bonds	Long	39	3/20/2026	4,535,637	(27,480)
U.S. Treasury Ultra Bonds	Long	147	3/20/2026	17,619,289	(273,289)
					$(242,474)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

DoubleLine Strategic Commodity Fund	(Unaudited)

Schedule of Investments (Consolidated)	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
SHORT TERM INVESTMENTS - 100.6%
1,393,868	First American Government Obligations Fund - U	3.69	%(a)(b)		1,393,868
1,393,869	JPMorgan US Government Money Market Fund - IM	3.72	%(a)(b)		1,393,869
1,393,869	MSILF Government Portfolio - Institutional	3.70	%(a)(b)		1,393,869
64,000,000	United States Treasury Bill	0.00	%(a)(c)	03/03/2026	63,622,787
	Total Short Term Investments (Cost $67,773,361)				67,804,393
	Total Investments - 100.6% (Cost $67,773,361)				67,804,393
	Other Liabilities in Excess of Assets - (0.6)%				(432,744)
	NET ASSETS - 100.0%				$67,371,649

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Short Term Investments	100.6%
Other Assets and Liabilities	(0.6)%
Net Assets	100.0%

(a)	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly owned subsidiary of the DoubleLine Strategic Commodity Fund.
(b)	Seven-day yield as of period end.
(c)	All or a portion of security has been pledged as collateral.

SWAP AGREEMENTS

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Commodity Beta Basket Swap (1)(2)	Barclays Capital, Inc.	Long	0.20%	Termination	01/02/2026	$21,300,000	$223,147	$—	$223,147
Commodity Beta Basket Swap (1)(2)	Canadian Imperial Bank of Commerce	Long	0.21%	Termination	01/02/2026	20,500,000	214,597	—	214,597
Commodity Beta Basket Swap (1)(2)	Bank of America Merrill Lynch	Long	0.23%	Termination	01/02/2026	20,500,000	214,260	—	214,260
Short Commodity Basket Swap (1)(3)	Bank of America Merrill Lynch	Short	0.00%	Termination	01/02/2026	(1,800,000)	50,004	—	50,004
Short Commodity Basket Swap (1)(4)	Canadian Imperial Bank of Commerce	Short	0.00%	Termination	01/02/2026	(1,600,000)	44,449	—	44,449
Long Commodity Basket Swap (1)(5)	Canadian Imperial Bank of Commerce	Long	0.20%	Termination	01/02/2026	1,600,000	(114,046)	—	(114,046)
Long Commodity Basket Swap (1)(6)	Bank of America Merrill Lynch	Long	0.20%	Termination	01/02/2026	1,800,000	(128,301)	—	(128,301)
							$504,110	$—	$504,110

(1)  All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.

(2)  Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At December 31, 2025, all constituents and their weightings were as follows:

Index	Ticker	Contract Value (7)	Value of Index	Weightings
Electrolytic Copper Future	LP1	0.20	$174	26.5%
Soybean Future	S 1	0.38	122	18.6%
Nickel Future	LN1	0.30	85	12.9%
Brent Crude Future	CO1	0.09	53	8.1%
Crude Oil Future	CL1	0.09	53	8.1%
Live Cattle Future	LC1	0.15	38	5.8%
Low Sulphur Gas Oil Future	QS1	0.08	33	5.0%
Gasoline RBOB Future	XB1	0.05	30	4.5%
Sugar No. 11 Future	SB1	0.18	26	4.0%
Cotton No. 2 Future	CT1	0.46	23	3.5%
NY Harbor ULSD Heating Oil Future	HO1	0.07	20	3.0%
			$657	100.0%

(3)  Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2025, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value (7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Cotton Index ER	SG2MCTP	0.97	$34	20.5%
S&P GSCI 2 Month Forward Corn Index ER	SG2MCNP	1.35	34	20.4%
S&P GSCI 2 Month Forward Kansas Wheat Index ER	SG2MKWP	1.73	33	20.2%
S&P GSCI 2 Month Forward Wheat Index ER	SG2MWHP	4.78	33	19.7%
S&P GSCI 2 Month Forward Unleaded Gas Index ER	SG2MHUP	0.02	32	19.2%
			$166	100.0%

(4)  Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2025, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value (7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Cotton Index ER	SG2MCTP	1.06	$37	20.5%
S&P GSCI 2 Month Forward Corn Index ER	SG2MCNP	1.48	37	20.4%
S&P GSCI 2 Month Forward Kansas Wheat Index ER	SG2MKWP	1.89	36	20.2%
S&P GSCI 2 Month Forward Wheat Index ER	SG2MWHP	5.23	36	19.6%
S&P GSCI 2 Month Forward Unleaded Gas Index ER	SG2MHUP	0.03	35	19.3%
			$181	100.0%

(5) Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2025, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value (7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Zinc Index ER	SG2MIZP	0.17	$28	21.8%
S&P GSCI 2 Month Forward GasOil Index ER	SG2MGOP	0.22	27	20.3%
S&P GSCI 2 Month Forward Heating Oil Index ER	SG2MHOP	0.05	26	20.1%
S&P GSCI 2 Month Forward Coffee Index ER	SG2MKCP	0.87	26	19.8%
S&P GSCI 2 Month Forward Natural Gas Index ER	SG2MNGP	6.91	24	18.0%
			$131	100.0%

(6) Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2025, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value (7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Zinc Index ER	SG2MIZP	0.22	$37	21.8%
S&P GSCI 2 Month Forward GasOil Index ER	SG2MGOP	0.29	35	20.3%
S&P GSCI 2 Month Forward Heating Oil Index ER	SG2MHOP	0.07	34	20.0%
S&P GSCI 2 Month Forward Coffee Index ER	SG2MKCP	1.14	34	19.8%
S&P GSCI 2 Month Forward Natural Gas Index ER	SG2MNGP	9.01	31	18.1%
			$171	100.0%

(7)  Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

DoubleLine Global Bond Fund	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 53.8%
AUSTRALIA - 2.0%
3,117,000 AUD	Australia Government Bond	1.50%		06/21/2031	1,794,616
5,500,000 AUD	Australia Government Bond	2.75%		06/21/2035	3,121,705
					4,916,321
BELGIUM - 2.5%
1,726,000 EUR	Kingdom of Belgium Government Bond	0.90	%(a)	06/22/2029	1,924,878
3,800,000 EUR	Kingdom of Belgium Government Bond	2.85	%(a)	10/22/2034	4,335,102
					6,259,980
CANADA - 1.7%
2,760,000 CAD	Canadian Government Bond	1.50%		06/01/2031	1,856,409
1,970,000 CAD	Canadian Government Bond	3.25%		12/01/2034	1,424,802
1,460,000 CAD	Canadian Government Bond	3.25%		06/01/2035	1,052,376
					4,333,587
CZECH REPUBLIC - 3.0%
29,600,000 CZK	Czech Republic Government Bond	2.75%		07/23/2029	1,387,157
112,600,000 CZK	Czech Republic Government Bond	6.20%		06/16/2031	6,024,148
					7,411,305
FRANCE - 5.0%
1,800,000 EUR	French Republic Government Bond OAT	0.50	%(a)	05/25/2029	1,976,409
660,000 EUR	French Republic Government Bond OAT	0.00	%(a)	11/25/2029	701,167
5,864,772 EUR	French Republic Government Bond OAT	0.70	%(a)	07/25/2030	6,826,125
2,700,000 EUR	French Republic Government Bond OAT	1.50	%(a)	05/25/2031	2,956,834
					12,460,535
GERMANY - 7.8%
7,190,000 EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%		08/15/2030	7,577,872
5,600,000 EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%		02/15/2031	5,815,493
5,600,000 EUR	Bundesrepublik Deutschland Bundesanleihe	1.70%		08/15/2032	6,228,937
					19,622,302
HUNGARY - 1.3%
1,039,000,000 HUF	Hungary Government Bond	7.00%		10/24/2035	3,221,615
IRELAND - 1.6%
680,000 EUR	Ireland Government Bond	0.90%		05/15/2028	776,215
2,910,000 EUR	Ireland Government Bond	1.10%		05/15/2029	3,284,488
					4,060,703
JAPAN - 7.2%
361,000,000 JPY	Japan Government Ten Year Bond	0.10%		12/20/2026	2,287,323
812,500,000 JPY	Japan Government Ten Year Bond	0.10%		12/20/2027	5,084,203
500,000,000 JPY	Japan Government Twenty Year Bond	1.90%		03/20/2031	3,244,287
910,000,000 JPY	Japan Government Twenty Year Bond	0.50%		03/20/2038	4,695,464
560,000,000 JPY	Japan Government Twenty Year Bond	0.30%		09/20/2039	2,675,113
					17,986,390
MEXICO - 3.0%
20,300,000 MXN	Mexican Bonos	5.75%		03/05/2026	1,123,373
26,000,000 MXN	Mexican Bonos	8.50%		02/28/2030	1,448,504
93,000,000 MXN	Mexican Bonos	7.75%		05/29/2031	4,979,572
					7,551,449
NEW ZEALAND - 1.2%
2,180,000 NZD	New Zealand Government Bond	1.50%		05/15/2031	1,110,909
3,100,000 NZD	New Zealand Government Bond	4.50%		05/15/2035	1,798,650
					2,909,559
PERU - 2.8%
13,900,000 PEN	Peru Government Bond	6.15%		08/12/2032	4,463,821
8,400,000 PEN	Peru Government Bond	5.40%		08/12/2034	2,491,390
					6,955,211
POLAND - 1.5%
14,000,000 PLN	Republic of Poland Government Bond	5.00%		10/25/2035	3,858,940

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
PORTUGAL - 2.0%
4,670,000 EUR	Portugal Obrigacoes do Tesouro OT	0.48	%(a)	10/18/2030	4,998,516
SOUTH AFRICA - 2.7%
55,470,000 ZAR	Republic of South Africa Government Bond	8.88%		02/28/2035	3,490,206
45,300,000 ZAR	Republic of South Africa Government Bond	10.88%		03/31/2038	3,162,493
					6,652,699
SPAIN - 5.7%
1,470,000 EUR	Spain Government Bond	1.30	%(a)	10/31/2026	1,716,791
4,440,000 EUR	Spain Government Bond	0.60	%(a)	10/31/2029	4,865,610
7,070,000 EUR	Spain Government Bond	0.50	%(a)	04/30/2030	7,620,739
					14,203,140
UNITED KINGDOM - 2.8%
5,100,000 GBP	United Kingdom Gilt	4.38%		03/07/2030	6,991,937
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $136,258,279)				134,394,189
FOREIGN GOVERNMENT NOTE/BOND - 2.3%
UNITED KINGDOM - 2.3%
4,500,000 GBP	United Kingdom Gilt	4.25%		03/07/2036	5,906,133
	Total Foreign Government Note/Bond (Cost $6,042,973)				5,906,133
US GOVERNMENT AND AGENCY OBLIGATIONS - 39.2%
UNITED STATES - 39.2%
5,740,000 USD	United States Treasury Note/Bond	0.75%		05/31/2026	5,674,511
4,420,000 USD	United States Treasury Note/Bond	0.63%		03/31/2027	4,267,804
4,370,000 USD	United States Treasury Note/Bond	0.50%		10/31/2027	4,141,258
3,790,000 USD	United States Treasury Note/Bond	0.63%		11/30/2027	3,591,913
9,330,000 USD	United States Treasury Note/Bond	0.63%		12/31/2027	8,820,859
12,000,000 USD	United States Treasury Note/Bond	0.75%		01/31/2028	11,347,266
11,790,000 USD	United States Treasury Note/Bond	0.63%		05/15/2030	10,348,719
14,880,000 USD	United States Treasury Note/Bond	0.63%		08/15/2030	12,950,250
12,340,000 USD	United States Treasury Note/Bond	0.88%		11/15/2030	10,789,305
12,130,000 USD	United States Treasury Note/Bond	1.13%		05/15/2040	7,701,128
11,830,000 USD	United States Treasury Note/Bond	1.38%		11/15/2040	7,683,493
11,430,000 USD	United States Treasury Note/Bond	1.75%		08/15/2041	7,716,366
1,960,000 USD	United States Treasury Note/Bond	1.25%		05/15/2050	938,886
1,920,000 USD	United States Treasury Note/Bond	1.38%		08/15/2050	944,512
1,700,000 USD	United States Treasury Note/Bond	1.88%		02/15/2051	950,506
	Total US Government and Agency Obligations (Cost $97,381,158)				97,866,776
SHORT TERM INVESTMENTS - 4.0%
3,297,315	First American Government Obligations Fund - U	3.69	%(b)		3,297,315
3,297,314	JPMorgan US Government Money Market Fund - IM	3.72	%(b)		3,297,314
3,297,314	MSILF Government Portfolio - Institutional	3.70	%(b)		3,297,314
	Total Short Term Investments (Cost $9,891,943)				9,891,943
	Total Investments - 99.3% (Cost $249,574,353)				248,059,041
	Other Assets in Excess of Liabilities - 0.7%				1,751,217
	NET ASSETS - 100.0%				$249,810,258

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	53.8%
US Government and Agency Obligations	39.2%
Short Term Investments	4.0%
Foreign Government Note/Bond	2.3%
Other Assets and Liabilities	0.7%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
United States	43.2%
Germany	7.8%
Japan	7.2%
Spain	5.7%
United Kingdom	5.1%
France	5.0%
Mexico	3.0%
Czech Republic	3.0%
Peru	2.8%
South Africa	2.7%
Belgium	2.5%
Portugal	2.0%
Australia	2.0%
Canada	1.7%
Ireland	1.6%
Poland	1.5%
Hungary	1.3%
New Zealand	1.2%
Other Assets and Liabilities	0.7%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $37,922,171 or 15.2% of the Fund's net assets.
(b)	Seven-day yield as of period end.

AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand

Forward Currency Exchange Contracts
Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
01/09/2026	State Street Bank & Trust Co.	7,218,780	USD	$7,218,780	6,220,000	EUR	$7,312,867	$94,087
01/30/2026	Goldman Sachs	4,828,959	USD	4,828,959	26,800,000	BRL	4,851,337	22,378
01/09/2026	State Street Bank & Trust Co.	6,220,000	EUR	7,312,867	7,203,374	USD	7,203,374	(109,493)
								$6,972

BRL	Brazilian Real
EUR	Euro
USD	United States Dollar

DoubleLine Select Income Fund	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 51.3%
	ALTDE Trust
3,546,313	Series 2025-1A-B	6.53	%(a)	08/15/2050	3,582,613
	APL Finance DAC
1,425,000	Series 2025-1A-B	5.28	%(a)	03/20/2036	1,417,296
	Apollo Aviation Securitization Equity Trust
6,921,291	Series 2024-1A-B	6.90	%(a)	05/16/2049	7,051,432
4,816,743	Series 2025-2A-B	6.01	%(a)	02/16/2050	4,869,198
5,000,000	AZ Battery Property	6.73	%(b)	02/20/2046	5,027,404
	Blackbird Capital Aircraft
1,670,588	Series 2016-1A-B	5.68	%(a)(c)	12/16/2041	1,677,239
	Blue Stream Communications LLC
2,000,000	Series 2023-1A-C	8.90	%(a)	05/20/2053	2,043,940
	Cloud Capital Holdco LP
3,500,000	Series 2024-2A-A2	5.92	%(a)	11/22/2049	3,545,374
	Cologix Data Centers US Issuer LLC
2,250,000	Series 2021-1A-B	3.79	%(a)	12/26/2051	2,192,355
	Compass Datacenters LLC
2,000,000	Series 2025-1A-B1	5.76	%(a)	05/25/2050	2,022,488
	Cyrusone Holdco LLC
2,000,000	Series 2023-1A-A2	4.30	%(a)	04/20/2048	1,973,389
1,308,331	Series 2023-1A-B	5.45	%(a)	04/20/2048	1,291,386
1,500,000	Series 2024-3A-A2	4.65	%(a)	05/20/2049	1,442,360
	DataBank Issuer
2,100,000	Series 2021-1A-C	4.43	%(a)	02/27/2051	2,091,659
6,500,000	Series 2023-1A-A2	5.12	%(a)	02/25/2053	6,470,757
	DataBank Issuer II LLC
6,000,000	Series 2025-1A-A2	5.18	%(a)	09/27/2055	5,921,716
	Diamond Infrastructure Funding LLC
2,250,000	Series 2021-1A-B	2.36	%(a)	04/15/2049	2,192,471
	DigitalBridge Group, Inc.
6,250,000	Series 2023-1A-B	5.75	%(a)	09/15/2048	6,244,668
	Diversified Energy Co. PLC
4,546,936	Series 2025-1A-A1	5.95	%(a)	02/28/2045	4,612,576
	GAIA Aviation Ltd.
2,059,113	Series 2019-1-A	3.97	%(a)(c)	12/15/2044	2,028,861
	GoodLeap Sustainable Home Solutions Trust
2,797,564	Series 2021-3CS-B	2.41	%(a)	05/20/2048	1,787,890
	GreenSky LLC
9,025,000	Series 2025-1A-D	6.22	%(a)	03/25/2060	9,175,333
	Helios Issuer LLC
1,139,434	Series 2018-1A-A	4.87	%(a)	07/20/2048	1,102,846
1,085,510	Series 2021-B-B	2.01	%(a)	07/20/2048	807,978
	HERO Funding Trust
8,502	Series 2015-2A-A	3.99	%(a)	09/20/2040	8,296
248,352	Series 2016-3A-A2	3.91	%(a)	09/20/2042	239,012
640,094	Series 2016-4A-A2	4.29	%(a)	09/20/2047	621,671
	Horizon Aircraft Finance Ltd.
1,472,686	Series 2019-1-A	3.72	%(a)	07/15/2039	1,455,325
	Hotwire Funding LLC
5,000,000	Series 2021-1-C	4.46	%(a)	11/20/2051	4,925,903
	ITE Rail Fund Levered LP
2,061,970	Series 2021-3A-A	2.21	%(a)	06/28/2051	1,986,287
	JOL Air Ltd.
2,532,975	Series 2019-1-A	3.97	%(a)	04/15/2044	2,529,748
	Kestrel Aircraft Funding USA LLC
310,970	Series 2018-1A-A	4.25	%(a)	12/15/2038	311,707
	Luminace Issuer LLC
6,612,698	Series 2024-1-A	5.87	%(a)	10/30/2031	6,622,160

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Metronet Systems Holdings LLC
3,000,000	Series 2025-2A-C	7.83	%(a)	08/20/2055	3,087,959
	Mosaic Solar Loans LLC
1,110,304	Series 2018-1A-A	4.01	%(a)	06/22/2043	1,048,899
1,405,153	Series 2019-2A-B	3.28	%(a)	09/20/2040	1,261,710
2,512,047	Series 2021-3A-B	1.92	%(a)	06/20/2052	1,923,057
1,703,528	Series 2022-1A-B	3.16	%(a)	01/20/2053	1,215,343
4,202,287	Series 2025-1A-A	6.12	%(a)	08/22/2050	4,218,543
	MP LLC
5,984,321	Series 2025-1A-A	5.55	%(a)	11/15/2065	5,998,164
	Navigator Aircraft ABS Ltd.
4,952,453	Series 2025-1-B	5.89	%(a)	10/15/2050	4,957,034
	NP Railcar Holdings LLC
1,006,503	Series 2017-1A-A1	3.37	%(a)	10/21/2047	976,328
	Purewest Abs Issuer LLC
4,085,246	Series 2025-1-A1	5.69	%(a)	04/05/2040	4,166,420
	QTS Issuer ABS I LLC
5,000,000	Series 2025-1A-B	5.93	%(a)	05/25/2055	5,031,421
	QTS Issuer ABS II LLC
4,750,000	Series 2025-1A-B	5.78	%(a)	10/05/2055	4,618,663
	Redaptive EAAS Issuer LLC
1,275,000	Series 2025-1A-A	5.94	%(a)	03/25/2042	1,279,698
	Scalelogix Abs Us Issuer LLC
1,950,000	Series 2025-1A-B	6.16	%(a)	07/25/2055	1,961,667
	Shenton Aircraft Investment Ltd.
82,159	Series 2015-1A-A	4.75	%(a)	10/15/2042	80,981
	SSI ABS Issuer LLC
4,852,841	Series 2025-1-A	6.15	%(a)	07/25/2065	4,924,415
	Stack Infrastructure Issuer LLC
5,280,000	Series 2025-1A-A2	5.00	%(a)	05/25/2050	5,224,903
	Start/Bermuda
449,146	Series 2018-1-A	4.09	%(a)	05/15/2043	449,288
	Sunnova Energy International, Inc.
906,918	Series 2020-AA-A	2.98	%(a)	06/20/2047	807,514
	Switch Ltd.
4,000,000	Series 2024-1A-B	6.50	%(a)	03/25/2054	4,031,819
5,000,000	Series 2024-2A-C	10.03	%(a)	06/25/2054	5,142,013
	Thunderbolt Aircraft Lease
335,017	Series 2018-A-A	5.96	%(a)(c)	09/15/2038	335,870
318,405	Series 2018-A-B	7.68	%(a)(c)	09/15/2038	319,077
	Vantage Data Centers Guarantor LLC
4,250,000	Series 2025-3A-B	6.00	%(a)	11/15/2055	4,249,279
	Vault DI Issuer LLC
1,500,000	Series 2021-1A-A2	2.80	%(a)	07/15/2046	1,479,236
	Vital Care Issuer LLC
3,000,000	Series 2025-1A-A2	6.74	%(a)	01/30/2056	3,034,350
	Vivant Solar Financing V Parent LLC
4,009,222	Series 2018-1A-A	4.73	%(a)	04/30/2048	3,875,291
	Willis Lease Finance Corp.
4,911,449	Series 2025-A-A	5.58	%(a)	06/15/2050	5,016,274
	Wireless PropCo Funding Parent LLC
3,600,000	Series 2025-1A-C	8.51	%(a)	06/25/2055	3,687,826
	Total Asset Backed Obligations (Cost $184,385,534)				183,676,380
FOREIGN CORPORATE BONDS - 2.5%
2,000,000	Emirates Semb Corp. Water & Power Co. PJSC	4.45	%(a)	08/01/2035	1,949,350
1,771,413	Energia Eolica SA	6.00	%(b)	08/30/2034	1,676,820
2,259,953	Fermaca Enterprises S de RL de CV	6.38	%(a)	03/30/2038	2,302,892
1,231,238	Fermaca Enterprises S de RL de CV	6.38%		03/30/2038	1,254,632
1,750,000	Transelec SA	3.88	%(a)	01/12/2029	1,715,831
	Total Foreign Corporate Bonds (Cost $9,095,976)				8,899,525

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.8%
2,477,832	Lima Metro Line 2 Finance Ltd.	5.88	%(a)	07/05/2034	2,579,698
133,422	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	138,907
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $2,704,141)				2,718,605
US CORPORATE BONDS - 41.9%
6,000,000	Ameren Corp.	5.38%		03/15/2035	6,169,024
11,015,000	AT&T, Inc.	4.30%		12/15/2042	9,325,167
375,000	Basin Electric Power Cooperative	7.69	%(b)	12/17/2028	396,632
5,000,000	Burlington Northern Santa Fe LLC	5.20%		04/15/2054	4,711,757
3,500,000	Cheniere Energy, Inc.	5.65%		04/15/2034	3,632,460
8,000,000	Crown Castle, Inc.	5.10%		05/01/2033	8,070,568
5,000,000	Duke Energy Florida LLC	5.88%		11/15/2033	5,401,179
8,000,000	Energy Transfer LP	5.75%		02/15/2033	8,411,919
5,000,000	Enterprise Products Operating LLC	5.55%		02/16/2055	4,849,236
8,500,000	Eversource Energy	5.13%		05/15/2033	8,588,735
7,400,000	Exelon Corp.	5.30%		03/15/2033	7,688,236
5,750,000	Flex Intermediate Holdco LLC	4.32	%(a)	12/30/2039	4,846,602
2,000,000	Foundry JV Holdco LLC	6.15	%(a)	01/25/2032	2,120,948
2,000,000	Foundry JV Holdco LLC	5.88	%(a)	01/25/2034	2,055,812
3,000,000	Foundry JV Holdco LLC	6.30	%(a)	01/25/2039	3,169,016
6,000,000	HA Sustainable Infrastructure Capital, Inc.	6.38%		07/01/2034	6,114,831
7,500,000	ITC Holdings Corp.	5.40	%(a)	06/01/2033	7,746,511
5,500,000	Kinder Morgan, Inc.	5.55%		06/01/2045	5,327,937
8,000,000	MPLX LP	5.00%		03/01/2033	8,053,041
3,500,000	ONEOK, Inc.	6.63%		09/01/2053	3,669,229
5,000,000	Pluto 2 (GIP Sharon Finco)	6.64	%(b)	09/30/2046	5,101,000
5,000,000	Sempra	5.50%		08/01/2033	5,233,086
9,150,000	Southern Co.	5.50%		03/15/2029	9,500,041
4,500,000	T-Mobile USA, Inc.	5.50%		01/15/2055	4,267,094
5,000,000	Venture Global Calcasieu Pass LLC	6.25	%(a)	01/15/2030	5,065,551
6,000,000	Western Midstream Operating LP	5.25%		02/01/2050	5,140,147
5,000,000	Williams Cos., Inc.	6.30%		04/15/2040	5,402,648
	Total US Corporate Bonds (Cost $148,147,276)				150,058,407
US GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
4,000,000	United States Treasury Note/Bond	4.25%		06/30/2029	4,085,313
	Total US Government and Agency Obligations (Cost $4,021,505)				4,085,313
SHORT TERM INVESTMENTS - 2.0%
2,379,347	First American Government Obligations Fund - U	3.69	%(d)		2,379,347
2,379,347	JPMorgan US Government Money Market Fund - IM	3.72	%(d)		2,379,347
2,379,347	MSILF Government Portfolio - Institutional	3.70	%(d)		2,379,347
	Total Short Term Investments (Cost $7,138,041)				7,138,041
	Total Investments - 99.6% (Cost $355,492,473)				356,576,271
	Other Assets in Excess of Liabilities - 0.4%				1,560,211
	NET ASSETS - 100.0%				$358,136,482

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Asset Backed Obligations	51.3%
US Corporate Bonds	41.9%
Foreign Corporate Bonds	2.5%
Short Term Investments	2.0%
US Government and Agency Obligations	1.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Other Assets and Liabilities	0.4%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Asset Backed Obligations	51.3%
Energy	18.1%
Utilities	14.2%
Telecommunications	6.0%
Transportation	3.1%
Technology	2.1%
Short Term Investments	2.0%
Finance	1.7%
US Government and Agency Obligations	1.1%
Other Assets and Liabilities	0.4%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $212,201,187 or 59.3% of the Fund’s net assets.
(b)	Value determined using significant unobservable inputs.
(c)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d)	Seven-day yield as of period end.

DoubleLine Shiller Enhanced International CAPE®	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 6.7%
	Affirm, Inc.
150,000	Series 2025-1A-B	5.13	%(a)	02/15/2033	151,222
	Commonbond Student Loan Trust
219,684	Series 2017-BGS-B	3.26	%(a)	09/25/2042	183,679
	DataBank Issuer
130,000	Series 2021-1A-A2	2.06	%(a)	02/27/2051	129,419
	DigitalBridge Group, Inc.
250,000	Series 2023-1A-A2A	5.00	%(a)	09/15/2048	249,475
	Mosaic Solar Loans LLC
310,937	Series 2021-3A-A	1.44	%(a)	06/20/2052	258,805
	National Collegiate Student Loan Trust
168,952	Series 2006-1-A5 (1 mo. Term SOFR + 0.46%, 0.00% Floor)	4.20%		03/25/2033	168,166
	Navient Student Loan Trust
194,444	Series 2018-A-B	3.68	%(a)	02/18/2042	192,715
	Pagaya AI Debt Selection Trust
48,132	Series 2024-1-A	6.66	%(a)	07/15/2031	48,257
100,000	Series 2025-7-A1	4.27	%(a)	11/16/2026	100,036
	SoFi Consumer Loan Program Trust
113,157	Series 2025-1-A	4.80	%(a)	02/27/2034	113,598
150,000	Series 2025-2-B	4.97	%(a)	06/25/2034	151,599
150,000	Series 2025-4-B	4.60	%(a)	08/25/2035	150,608
	Tesla Sustainable Energy Trust
99,061	Series 2024-1A-A2	5.08	%(a)	06/21/2050	99,541
	Upstart Securitization Trust
118,652	Series 2025-4-A1	4.34	%(a)	11/20/2026	118,711
	Total Asset Backed Obligations (Cost $2,122,844)				2,115,831
COLLATERALIZED LOAN OBLIGATIONS - 12.7%
	Apidos CLO
500,000	Series 2022-39A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	5.40	%(a)	10/21/2038	501,212
	Carlyle Global Market Strategies
500,000	Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	5.13	%(a)	10/15/2038	501,212
	CBAM Ltd.
500,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	5.33	%(a)	07/17/2034	500,542
	Highbridge Loan Management Ltd.
500,000	Series 3A-2014-CR (3 mo. Term SOFR + 3.86%, 0.00% Floor)	7.75	%(a)	07/18/2029	500,664
	RR Ltd./Cayman Islands
500,000	Series 2021-14A-A1 (3 mo. Term SOFR + 1.38%, 1.38% Floor)	5.29	%(a)	04/15/2036	500,403
	Sound Point CLO Ltd.
500,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.34	%(a)	07/15/2034	500,470
1,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.32	%(a)	07/20/2034	1,000,906
	Venture CDO Ltd.
14,643	Series 2017-29A-AR (3 mo. Term SOFR + 1.25%, 0.99% Floor)	5.10	%(a)	09/07/2030	14,658
	Total Collateralized Loan Obligations (Cost $4,015,661)				4,020,067
FOREIGN CORPORATE BONDS - 1.3%
22,000	Avolon Holdings Funding Ltd.	6.38	%(a)	05/04/2028	22,931
53,000	Avolon Holdings Funding Ltd.	5.38	%(a)	05/30/2030	54,474
2,000	BAT Capital Corp.	4.91%		04/02/2030	2,045
23,000	BAT International Finance PLC	5.93%		02/02/2029	24,168

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
57,000	Canadian Imperial Bank of Commerce (SOFR + 0.60%)	4.24%		09/08/2028	57,233
56,000	Canadian Pacific Railway Co.	4.80%		03/30/2030	57,321
75,000	Element Fleet Management Corp.	5.04	%(a)	03/25/2030	76,689
12,000	Enbridge, Inc.	6.00%		11/15/2028	12,615
36,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	4.30%		08/19/2028	36,141
33,000	Rio Tinto Finance USA PLC	4.88%		03/14/2030	33,920
24,000	Royal Bank of Canada (SOFR + 0.86%)	4.82%		10/18/2028	24,119
	Total Foreign Corporate Bonds (Cost $394,038)				401,656
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 12.2%
	280 Park Avenue Mortgage Trust
100,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	4.96	%(a)	09/15/2034	99,700
	ACRES Commercial Realty Ltd.
100,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)	5.35	%(a)	08/18/2040	100,366
	Arbor Multifamily Mortgage Securities Trust
1,610,558	Series 2021-MF2-XA	1.10	%(a)(b)(c)	06/15/2054	72,296
	AREIT Trust
44,625	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	5.19	%(a)	01/20/2037	44,698
	BANK
2,690,361	Series 2021-BN36-XA	0.87	%(b)(c)	09/15/2064	82,151
	BBCMS Trust
1,959,521	Series 2025-5C34-XA	1.17	%(b)(c)	05/15/2058	89,435
	BDS Ltd.
28,308	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.20	%(a)	12/16/2036	28,381
100,000	Series 2025-FL15-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.13	%(a)	03/19/2043	100,246
	Benchmark Mortgage Trust
4,159,350	Series 2018-B2-XA	0.43	%(b)(c)	02/15/2051	27,599
2,271,000	Series 2021-B26-XB	0.64	%(a)(b)(c)	06/15/2054	65,562
1,751,070	Series 2021-B28-XA	1.24	%(b)(c)	08/15/2054	85,020
	BPR Trust
100,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	4.92	%(a)	09/15/2038	99,990
	BrightSpire Capital, Inc.
36,499	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.00	%(a)	08/19/2038	36,457
100,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	5.68	%(a)	08/19/2037	100,133
	BX Trust
87,965	Series 2021-CIP-A (1 mo. Term SOFR + 1.04%, 0.92% Floor)	4.79	%(a)	12/15/2038	87,998
101,439	Series 2021-RISE-C (1 mo. Term SOFR + 1.56%, 1.45% Floor)	5.31	%(a)	11/15/2036	101,418
68,758	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	4.55	%(a)	10/15/2038	68,754
	BXP Trust
100,000	Series 2017-GM-A	3.38	%(a)	06/13/2039	98,227
	CFCRE Commercial Mortgage Trust
100,000	Series 2016-C7-A3	3.84%		12/10/2054	99,374
	Citigroup Commercial Mortgage Trust
2,040,147	Series 2016-C1-XA	1.80	%(b)(c)	05/10/2049	1,275
100,000	Series 2016-P3-A4	3.33%		04/15/2049	99,690
	Citigroup/Deutsche Bank Commercial Mortgage Trust
100,000	Series 2016-C1-B	4.20	%(b)	05/10/2049	94,244
	Commercial Mortgage Pass Through Certificates
5,899,257	Series 2015-LC21-XD	0.99	%(a)(b)(c)	07/10/2048	59
	Commercial Mortgage Trust
2,400,000	Series 2021-PF1-XD	1.11	%(a)(b)(c)	11/15/2054	127,131
	Computershare Corporate Trust
324,213	Series 2015-NXS2-XA	0.00	%(b)(c)	07/15/2058	3
153,196	Series 2018-C43-A3	3.75%		03/15/2051	151,966
2,349,529	Series 2018-C48-XA	0.93	%(b)(c)	01/15/2052	51,210
92,940	Series 2019-C53-ASB	2.96%		10/15/2052	91,358
836,306	Series 2021-C59-XA	1.48	%(b)(c)	04/15/2054	46,944

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Franklin BSP Realty Trust, Inc.
14,543	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.48	%(a)	02/15/2037	14,563
	FS RIALTO
31,637	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.07	%(a)	05/16/2038	31,669
38,945	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.10	%(a)	11/16/2036	39,012
	Granite Point Mortgage Trust, Inc.
5,258	Series 2021-FL3-A (1 mo. Term SOFR + 1.61%, 1.36% Floor)	5.35	%(a)	07/16/2035	5,268
	Great Wolf Trust
100,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.29	%(a)	03/15/2039	100,264
	Greystone Commercial Real Estate Notes
7,897	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	4.88	%(a)	07/15/2039	7,914
	GS Mortgage Securities Corp. II
3,799,848	Series 2016-GS4-XA	0.50	%(b)(c)	11/10/2049	5,923
	JP Morgan Chase Commercial Mortgage Securities
86,595	Series 2021-MHC-A (1 mo. Term SOFR + 1.16%, 0.80% Floor)	4.92	%(a)	04/15/2038	86,600
	KREF
37,288	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	4.92	%(a)	02/15/2039	37,365
	LoanCore
10,171	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.16	%(a)	11/15/2038	10,188
28,909	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.49	%(a)	01/17/2037	28,947
100,000	Series 2025-CRE9-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.18	%(a)	08/18/2042	100,154
	MF1 Multifamily Housing Mortgage Loan Trust
64,931	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.08	%(a)	02/19/2037	65,012
49,640	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.88	%(a)	06/19/2037	49,726
100,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	5.47	%(a)	03/19/2039	100,347
	Morgan Stanley Bank of America Merrill Lynch Trust
80,762	Series 2012-CKSV-A2	3.28	%(a)	10/15/2030	77,813
4,953,748	Series 2017-C34-XE	0.87	%(a)(b)(c)	11/15/2052	68,702
	Morgan Stanley Capital I, Inc.
15,277,000	Series 2017-ASHF-XCP	0.00	%(a)(b)(c)	03/31/2026	15
	MTN Commercial Mortgage Trust
100,000	Series 2022-LPFL-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.16	%(a)	03/15/2039	99,980
	Ready Capital Corp.
10,927	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.05	%(a)	11/25/2036	10,941
	SFO Commercial Mortgage Trust
100,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.01	%(a)	05/15/2038	99,857
	SG Commercial Mortgage Securities LLC
1,822,001	Series 2016-C5-XA	1.81	%(b)(c)	10/10/2048	5,122
	SLG Office Trust
18,169,000	Series 2021-OVA-X	0.26	%(a)(b)(c)	07/15/2041	206,324
	SREIT Trust
100,661	Series 2021-MFP-A (1 mo. Term SOFR + 0.85%, 0.73% Floor)	4.60	%(a)	11/15/2038	100,640
100,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	4.69	%(a)	11/15/2036	99,991
	Starwood Property Trust, Inc.
41,898	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.05	%(a)	04/18/2038	41,952
	TPG Real Estate Finance Issuer Ltd.
59,226	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.39	%(a)	02/15/2039	59,300
100,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.27	%(a)	09/18/2042	100,335
	UBS Commercial Mortgage Trust
5,378,000	Series 2017-C3-XB	0.40	%(b)(c)	08/15/2050	37,394
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $5,352,995)				3,843,003
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 14.1%
	AJAX Mortgage Loan Trust
149,592	Series 2021-C-A	6.12	%(a)(d)	01/25/2061	149,700

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Chase Mortgage Finance Corp.
523,423	Series 2006-A1-2A2	5.21	%(b)	09/25/2036	466,080
	Citigroup Mortgage Loan Trust, Inc.
33,009	Series 2006-AR2-1A2	5.37	%(b)	03/25/2036	32,371
	COLT Funding LLC
398,039	Series 2021-HX1-A1	1.11	%(a)(b)	10/25/2066	346,112
	Countrywide Alternative Loan Trust
310,689	Series 2007-9T1-1A6	6.00%		05/25/2037	141,936
	Credit Suisse Mortgage Capital Certificates
578,403	Series 2022-NQM1-A1	2.27	%(a)(b)	11/25/2066	531,244
	Deutsche ALT-A Securities, Inc.
261,972	Series 2006-AR6-A6 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.23%		02/25/2037	230,897
	Lehman XS Trust
114,757	Series 2007-6-2A1 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.27%		05/25/2037	100,412
	Merrill Lynch Alternative Note Asset
744,699	Series 2007-OAR5-1A1	3.34	%(b)	10/25/2047	184,454
	Merrill Lynch Mortgage Backed Securities Trust
762,419	Series 2007-2-1A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor)	6.01%		08/25/2036	660,343
	Onslow Bay Mortgage Loan Trust
142,948	Series 2020-EXP2-A3	2.50	%(a)(b)	05/25/2060	122,659
	RALI Trust
571,590	Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.45%		06/25/2037	430,215
	Starwood Mortgage Residential Trust
404,036	Series 2020-2-M1E	3.00	%(a)	04/25/2060	397,992
282,863	Series 2021-5-A1	1.92	%(a)(b)	09/25/2066	247,638
	Velocity Commercial Capital Loan Trust
113,367	Series 2018-2-A	4.05	%(a)(b)	10/26/2048	111,499
368,777	Series 2021-2-M2	2.20	%(a)(b)	08/25/2051	306,417
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $5,175,438)				4,459,969
US CORPORATE BONDS - 12.6%
11,000	AbbVie, Inc.	4.88%		03/15/2030	11,336
24,000	Agree LP	2.90%		10/01/2030	22,497
8,000	Altria Group, Inc.	6.20%		11/01/2028	8,458
15,000	Altria Group, Inc.	4.50%		08/06/2030	15,125
44,000	American Electric Power Co., Inc.	5.20%		01/15/2029	45,365
45,000	American Express Co. (SOFR + 1.26%)	4.73%		04/25/2029	45,701
17,000	American Homes 4 Rent LP	4.25%		02/15/2028	17,048
91,000	American Tower Corp.	4.90%		03/15/2030	92,980
27,000	Amrize Finance US LLC	4.70%		04/07/2028	27,336
29,000	AppLovin Corp.	5.13%		12/01/2029	29,756
38,000	Arrow Electronics, Inc.	5.15%		08/21/2029	38,921
35,000	Athene Global Funding	4.72	%(a)	10/08/2029	35,059
55,000	Athene Global Funding	5.03	%(a)	07/17/2030	55,444
23,000	Atlassian Corp.	5.25%		05/15/2029	23,671
5,000	Avery Dennison Corp.	4.88%		12/06/2028	5,108
4,000	Aviation Capital Group LLC	6.25	%(a)	04/15/2028	4,158
60,000	Aviation Capital Group LLC	4.80	%(a)	10/24/2030	60,055
12,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%		04/23/2027	11,979
47,000	Bank of America Corp. (SOFR + 0.83%)	4.98%		01/24/2029	47,884
52,000	Biogen, Inc.	5.05%		01/15/2031	53,679
20,000	Black Hills Corp.	4.55%		01/31/2031	20,013
16,000	Boardwalk Pipelines LP	4.45%		07/15/2027	16,065
20,000	Broadcom, Inc.	4.35%		02/15/2030	20,137
8,000	Brown & Brown, Inc.	4.70%		06/23/2028	8,099
7,000	Brown & Brown, Inc.	4.50%		03/15/2029	7,035
24,000	Bunge Ltd. Finance Corp.	4.20%		09/17/2029	24,054
23,000	Cardinal Health, Inc.	5.13%		02/15/2029	23,695

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
15,000	CenterPoint Energy, Inc.	5.40%		06/01/2029	15,541
38,000	Cheniere Energy Partners LP	4.50%		10/01/2029	38,091
28,000	Citigroup, Inc. (SOFR + 0.87%)	4.79%		03/04/2029	28,405
60,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%		09/19/2030	60,516
8,000	CNA Financial Corp.	3.90%		05/01/2029	7,927
30,000	Corebridge Global Funding	5.75	%(a)	07/02/2026	30,274
3,000	Coterra Energy, Inc.	3.90%		05/15/2027	2,991
3,000	Coterra Energy, Inc.	4.38%		03/15/2029	3,012
88,000	CubeSmart LP	4.38%		02/15/2029	88,343
12,000	Darden Restaurants, Inc.	4.35%		10/15/2027	12,064
7,000	DCP Midstream Operating LP	5.13%		05/15/2029	7,163
49,000	Dell International LLC / EMC Corp.	4.35%		02/01/2030	49,055
48,000	Delta Air Lines, Inc.	4.95%		07/10/2028	48,876
7,000	Devon Energy Corp.	5.25%		10/15/2027	7,000
27,000	Dominion Energy, Inc.	5.00%		06/15/2030	27,755
28,000	DTE Energy Co.	5.20%		04/01/2030	28,903
26,000	Edwards Lifesciences Corp.	4.30%		06/15/2028	26,192
31,000	Elevance Health, Inc.	5.15%		06/15/2029	31,996
44,000	Energy Transfer LP	6.05%		12/01/2026	44,720
34,000	Equifax, Inc.	4.80%		09/15/2029	34,566
47,000	Equinix Europe 2 Financing Corp. LLC	4.60%		11/15/2030	47,153
18,000	Essential Utilities, Inc.	4.80%		08/15/2027	18,228
2,000	Essential Utilities, Inc.	3.57%		05/01/2029	1,960
48,000	Evergy Kansas Central, Inc.	4.70%		03/13/2028	48,756
29,000	Exelon Corp.	5.15%		03/15/2029	29,828
93,000	Extra Space Storage LP	5.50%		07/01/2030	96,903
2,000	FirstEnergy Transmission LLC	4.55%		01/15/2030	2,017
76,000	Fiserv, Inc.	4.75%		03/15/2030	76,399
24,000	GATX Corp.	4.70%		04/01/2029	24,285
2,000	GATX Corp.	4.00%		06/30/2030	1,974
23,000	GE HealthCare Technologies, Inc.	4.15%		12/15/2028	23,067
64,000	GE HealthCare Technologies, Inc.	4.80%		08/14/2029	65,435
11,000	Global Payments, Inc.	5.30%		08/15/2029	11,266
23,000	Global Payments, Inc.	4.88%		11/15/2030	23,031
24,000	Goldman Sachs Group, Inc. (SOFR + 0.90%)	4.15%		10/21/2029	23,998
35,000	Hewlett Packard Enterprise Co.	4.05%		09/15/2027	35,023
63,000	Hewlett Packard Enterprise Co.	4.55%		10/15/2029	63,379
34,000	Hyundai Capital America	4.55	%(a)	09/26/2029	34,218
20,000	Illumina, Inc.	4.65%		09/09/2026	20,071
71,000	Interstate Power and Light Co.	3.60%		04/01/2029	69,627
76,000	Jacobs Engineering Group, Inc.	6.35%		08/18/2028	80,005
45,000	JPMorgan Chase & Co. (SOFR + 0.92%)	4.87%		04/22/2028	45,221
34,000	JPMorgan Chase & Co. (SOFR + 0.80%)	4.92%		01/24/2029	34,637
23,000	Kinder Morgan, Inc.	5.00%		02/01/2029	23,539
21,000	Kyndryl Holdings, Inc.	2.05%		10/15/2026	20,662
34,000	Laboratory Corp. of America Holdings	4.35%		04/01/2030	34,063
24,000	LPL Holdings, Inc.	4.63	%(a)	11/15/2027	24,004
16,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%		01/16/2029	16,259
32,000	Marriott International, Inc./MD	4.80%		03/15/2030	32,692
56,000	Mars, Inc.	4.80	%(a)	03/01/2030	57,241
19,000	Marvell Technology, Inc.	5.75%		02/15/2029	19,820
26,000	Marvell Technology, Inc.	4.75%		07/15/2030	26,350
50,000	MasTec, Inc.	4.50	%(a)	08/15/2028	49,746
11,000	Merck Sharp & Dohme Corp.	5.95%		12/01/2028	11,658
23,000	Meritage Homes Corp.	5.13%		06/06/2027	23,166
3,000	Meritage Homes Corp.	3.88	%(a)	04/15/2029	2,948
11,000	Meta Platforms, Inc.	4.20%		11/15/2030	11,026
29,000	Molex Electronic Technologies LLC	4.75	%(a)	04/30/2028	29,346

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
48,000	MPLX LP	4.80%		02/15/2029	48,776
23,000	National Fuel Gas Co.	5.50%		03/15/2030	23,755
11,000	National Rural Utilities Cooperative Finance Corp.	4.75%		02/07/2028	11,177
11,000	National Rural Utilities Cooperative Finance Corp.	4.15%		08/25/2028	11,061
4,000	New York Life Global Funding	4.70	%(a)	01/29/2029	4,073
22,000	NextEra Energy Capital Holdings, Inc.	4.69%		09/01/2027	22,273
37,000	NGPL PipeCo LLC	4.88	%(a)	08/15/2027	37,161
48,000	Niagara Mohawk Power Corp.	4.65	%(a)	10/03/2030	48,373
47,000	NiSource, Inc.	5.20%		07/01/2029	48,475
52,000	Northrop Grumman Corp.	4.65%		07/15/2030	52,947
22,000	Omega Healthcare Investors, Inc.	4.75%		01/15/2028	22,187
48,000	ONEOK, Inc.	5.38%		06/01/2029	49,481
24,000	ONEOK, Inc.	4.40%		10/15/2029	24,115
15,000	Oracle Corp.	4.45%		09/26/2030	14,678
4,000	Pacific Life Global Funding II (SOFR + 0.62%)	4.48	%(a)	06/04/2026	4,007
13,000	Paychex, Inc.	5.10%		04/15/2030	13,390
48,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25	%(a)	02/01/2030	49,445
48,000	Phillips Edison Grocery Center Operating Partnership I LP	2.63%		11/15/2031	43,107
14,000	Pinnacle West Capital Corp.	4.90%		05/15/2028	14,264
45,000	Public Service Enterprise Group, Inc.	5.88%		10/15/2028	47,019
23,000	Quanta Services, Inc.	4.75%		08/09/2027	23,295
22,000	Quanta Services, Inc.	4.50%		01/15/2031	22,058
16,000	Quest Diagnostics, Inc.	4.20%		06/30/2029	16,068
49,000	Republic Services, Inc.	4.75%		07/15/2030	50,192
15,000	Roper Technologies, Inc.	4.25%		09/15/2028	15,057
18,000	Ryder System, Inc.	4.30%		12/01/2030	17,928
12,000	Sherwin-Williams Co.	4.55%		03/01/2028	12,147
21,000	Sherwin-Williams Co.	4.30%		08/15/2028	21,135
20,000	Sonoco Products Co.	4.45%		09/01/2026	20,045
6,000	Southern Co. Gas Capital Corp.	4.05%		09/15/2028	6,004
21,000	Southern Power Co.	4.25%		10/01/2030	20,954
24,000	Sysco Corp.	5.10%		09/23/2030	24,791
35,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88%		01/15/2029	35,418
34,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%		03/01/2030	34,535
86,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%		10/30/2029	92,791
27,000	Uber Technologies, Inc.	4.15%		01/15/2031	26,914
52,000	Veralto Corp.	5.50%		09/18/2026	52,457
26,000	Verisk Analytics, Inc.	4.50%		08/15/2030	26,209
67,000	VICI Properties LP / VICI Note Co., Inc.	4.25	%(a)	12/01/2026	67,008
45,000	Wells Fargo & Co. (SOFR + 1.07%)	5.02%		04/22/2028	45,262
23,000	Wells Fargo & Co. (SOFR + 1.79%)	6.30%		10/23/2029	24,308
5,000	Western Midstream Operating LP	6.35%		01/15/2029	5,264
30,000	Western Midstream Operating LP	4.05%		02/01/2030	29,404
35,000	Williams Cos., Inc.	4.80%		11/15/2029	35,728
9,000	Zimmer Biomet Holdings, Inc.	4.70%		02/19/2027	9,078
27,000	Zimmer Biomet Holdings, Inc.	5.05%		02/19/2030	27,856
	Total US Corporate Bonds (Cost $3,911,901)				3,974,719
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 4.3%
	Federal Home Loan Mortgage Corp.
189,679	Pool SD8342	5.50%		07/01/2053	192,993
	Federal National Mortgage Association
1,163,687	Series 2013-92-FA (30 day avg SOFR US + 0.66%, 0.55% Floor, 6.50% Cap)	4.54%		09/25/2043	1,154,972
	Total US Government and Agency Mortgage Backed Obligations (Cost $1,318,442)				1,347,965

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
US GOVERNMENT AND AGENCY OBLIGATIONS - 17.9%
113,021	United States Treasury Inflation Indexed Bonds	2.38%		01/15/2027	113,932
161,449	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2027	158,557
76,941	United States Treasury Inflation Indexed Bonds	1.63%		10/15/2027	77,536
2,600,000	United States Treasury Note/Bond	0.63%		03/31/2027	2,510,473
630,000	United States Treasury Note/Bond	0.50%		06/30/2027	602,930
1,200,000	United States Treasury Note/Bond	3.50%		10/31/2027	1,200,352
1,000,000	United States Treasury Note/Bond	3.50%		11/15/2028	999,023
	Total US Government and Agency Obligations (Cost $5,643,943)				5,662,803
AFFILIATED MUTUAL FUNDS - 2.1%
72,135	DoubleLine Floating Rate Fund - Class I				647,048
	Total Affiliated Mutual Funds (Cost $686,722)				647,048
SHORT TERM INVESTMENTS - 4.0%
424,981	First American Government Obligations Fund - U	3.69	%(e)		424,981
424,981	JPMorgan US Government Money Market Fund - IM	3.72	%(e)		424,981
424,981	MSILF Government Portfolio - Institutional	3.70	%(e)		424,981
	Total Short Term Investments (Cost $1,274,943)				1,274,943
	Total Investments - 87.9% (Cost $29,896,927)				27,748,004
	Other Assets in Excess of Liabilities - 12.1%				3,820,438
	NET ASSETS - 100.0%				$31,568,442

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	17.9%
Non-Agency Residential Collateralized Mortgage Obligations	14.1%
Collateralized Loan Obligations	12.7%
US Corporate Bonds	12.6%
Non-Agency Commercial Mortgage Backed Obligations	12.2%
Asset Backed Obligations	6.7%
US Government and Agency Mortgage Backed Obligations	4.3%
Short Term Investments	4.0%
Affiliated Mutual Funds	2.1%
Foreign Corporate Bonds	1.3%
Other Assets and Liabilities	12.1%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	17.9%
Non-Agency Residential Collateralized Mortgage Obligations	14.1%
Collateralized Loan Obligations	12.7%
Non-Agency Commercial Mortgage Backed Obligations	12.2%
Asset Backed Obligations	6.7%
US Government and Agency Mortgage Backed Obligations	4.3%
Short Term Investments	4.0%
Affiliated Mutual Funds	2.1%
Technology	2.0%
Banking	1.8%
Energy	1.7%

Utilities	1.5%
Real Estate	0.9%
Healthcare	0.9%
Transportation	0.6%
Finance	0.6%
Industrial Equipment	0.6%
Insurance	0.5%
Food Products	0.3%
Aerospace & Defense	0.3%
Hotels/Motels/Inns and Casinos	0.3%
Telecommunications	0.3%
Pharmaceuticals	0.2%
Construction	0.2%
Diversified Manufacturing	0.2%
Beverage and Tobacco	0.2%
Environmental Control	0.2%
Media	0.1%
Automotive	0.1%
Mining	0.1%
Chemicals/Plastics	0.1%
Commercial Services	0.1%
Containers and Glass Products	0.1%
Food Service	0.0	%(f)
Other Assets and Liabilities	12.1%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $11,801,942 or 37.4% of the Fund's net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Interest only security
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)	Seven-day yield as of period end.
(f)	Represents less than 0.05% of net assets.

CMT	Constant Maturity Treasury Rate
SOFR	Secured Overnight Financing Rate

Swap Agreements

Excess Return Swaps

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index (1)	BNP Paribas Securities Corp.	Long	0.20%	Termination	05/21/2026	14,400,000	EUR	$1,873,818	$—	$1,873,818
Shiller Barclays CAPE® Europe Sector Net ER NoC Index (1)	BNP Paribas Securities Corp.	Long	0.20%	Termination	02/19/2026	11,000,000	EUR	655,286	—	655,286
								$2,529,104	$—	$2,529,104

(1)	Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2025, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

EUR	Euro

Forward Currency Exchange Contracts
Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
02/04/2026	Goldman Sachs	5,152,676	USD	$5,152,676	4,900,000	EUR	$5,768,201	$615,524
02/04/2026	Barclays Capital, Inc.	4,206,447	USD	4,206,447	4,000,000	EUR	4,708,735	502,289
06/10/2026	Goldman Sachs	12,643,384	USD	12,643,384	10,800,000	EUR	12,785,193	141,809
02/04/2026	J.P. Morgan Securities, Inc.	1,393,754	USD	1,393,754	1,200,000	EUR	1,412,621	18,867
06/10/2026	Barclays Capital, Inc.	584,328	USD	584,328	500,000	EUR	591,907	7,579
10/07/2026	Barclays Capital, Inc.	357,378	USD	357,378	300,000	EUR	356,765	(613)
10/07/2026	Goldman Sachs	1,787,817	USD	1,787,817	1,500,000	EUR	1,783,825	(3,991)
06/10/2026	Barclays Capital, Inc.	500,000	EUR	591,907	585,201	USD	585,201	(6,706)
02/04/2026	Barclays Capital, Inc.	1,000,000	EUR	1,177,184	1,167,779	USD	1,167,779	(9,405)
06/10/2026	Goldman Sachs	1,000,000	EUR	1,183,814	1,173,814	USD	1,173,814	(10,001)
10/07/2026	J.P. Morgan Securities, Inc.	8,339,391	USD	8,339,391	7,000,000	EUR	8,324,519	(14,872)
06/10/2026	J.P. Morgan Securities, Inc.	1,700,000	EUR	2,012,484	1,992,298	USD	1,992,298	(20,186)
02/04/2026	J.P. Morgan Securities, Inc.	600,000	EUR	706,310	630,773	USD	630,773	(75,537)
								$1,144,757

EUR	Euro
USD	US Dollar

A summary of the DoubleLine Shiller Enhanced International CAPE®’s investments in affiliated mutual funds for the period ended December 31, 2025 is as follows:

Fund	Value at March 31, 2025	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended December 31, 2025	Change in Unrealized for the Period Ended December 31, 2025	Value at December 31, 2025	Shares Held at December 31, 2025	Dividend Income Earned for the Period Ended December 31, 2025
DoubleLine Floating Rate Fund (Class I)	$640,555	$—	$—	$—	$6,493	$647,048	72,135	$34,159

DoubleLine Emerging Markets Local Currency Bond Fund	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
FOREIGN CORPORATE BONDS - 14.9%
BRAZIL - 0.0%(a)
550,000 BRL	Simpar Finance SARL	10.75	%(b)	02/12/2028	81,299
CHINA - 0.1%
2,000,000 CNY	European Bank for Reconstruction & Development	2.75%		04/27/2032	299,625
COLOMBIA - 0.1%
833,000,000 COP	Empresas Publicas de Medellin ESP	8.38	%(b)	11/08/2027	202,762
INDIA - 8.1%
710,500,000 INR	Asian Development Bank	6.20%		10/06/2026	7,882,132
478,500,000 INR	European Investment Bank	6.95	%(b)	03/01/2029	5,373,381
880,000,000 INR	Inter-American Development Bank	7.00%		01/25/2029	9,898,598
706,000,000 INR	International Bank for Reconstruction & Development	6.85%		04/24/2028	7,847,681
					31,001,792
INDONESIA - 2.8%
150,000,000,000 IDR	Asian Development Bank	7.80%		03/15/2034	10,239,761
4,800,000,000 IDR	European Bank for Reconstruction & Development	4.25%		02/07/2028	283,783
					10,523,544
MEXICO - 2.7%
4,500,000 MXN	America Movil SAB de CV	10.30%		01/30/2034	264,064
180,700,000 MXN	International Finance Corp.	7.50%		01/18/2028	9,973,797
					10,237,861
POLAND - 1.1%
16,600,000 PLN	European Investment Bank	3.00%		11/25/2029	4,405,444
	Total Foreign Corporate Bonds (Cost $57,374,796)				56,752,327

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 78.7%
BRAZIL - 9.1%
86,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2027	15,201,290
54,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2029	9,129,754
64,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2031	10,276,562
					34,607,606
CHILE - 2.8%
90,000,000 CLP	Bonos de la Tesoreria de la Republica en pesos	4.50%		03/01/2026	99,937
9,370,000,000 CLP	Bonos de la Tesoreria de la Republica en pesos	5.80	%(b)	10/01/2029	10,674,440
					10,774,377
COLOMBIA - 3.5%
15,634,000,000 COP	Colombian TES	7.50%		08/26/2026	4,095,266
49,268,400,000 COP	Colombian TES	7.25%		10/18/2034	9,283,714
					13,378,980
CZECH REPUBLIC - 4.4%
180,200,000 CZK	Czech Republic Government Bond	2.75%		07/23/2029	8,444,789
189,400,000 CZK	Czech Republic Government Bond	3.00%		03/03/2033	8,456,212
					16,901,001
HUNGARY - 4.7%
3,644,000,000 HUF	Hungary Government Bond	4.75%		11/24/2032	10,039,983
2,550,400,000 HUF	Hungary Government Bond	7.00%		10/24/2035	7,907,996
					17,947,979
INDIA - 0.0%(a)
12,000,000 INR	Export-Import Bank of Korea	8.10%		10/16/2030	137,974
INDONESIA - 7.2%
108,515,000,000 IDR	Indonesia Treasury Bond	8.25%		05/15/2029	7,090,601
126,430,000,000 IDR	Indonesia Treasury Bond	8.38%		03/15/2034	8,675,581
110,362,000,000 IDR	Indonesia Treasury Bond	7.50%		06/15/2035	7,257,069
68,420,000,000 IDR	Indonesia Treasury Bond	6.75%		07/15/2035	4,320,862
					27,344,113
MALAYSIA - 4.5%
38,800,000 MYR	Malaysia Government Bond	3.58%		07/15/2032	9,673,717
30,000,000 MYR	Malaysia Government Bond	3.83%		07/05/2034	7,581,192
					17,254,909

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
MEXICO - 9.5%
183,280,000 MXN	Mexican Bonos	7.75%		05/29/2031	9,813,505
241,100,000 MXN	Mexican Bonos	7.50%		05/26/2033	12,466,423
275,900,000 MXN	Mexican Bonos	8.00%		02/21/2036	14,200,634
					36,480,562
PERU - 6.3%
33,870,000 PEN	Peru Government Bond	5.40%		08/12/2034	10,045,639
42,700,000 PEN	Peru Government Bond	7.60	%(b)	08/12/2039	13,879,915
350,000 PEN	Peruvian Government International Bond	6.90%		08/12/2037	108,950
					24,034,504
PHILIPPINES - 0.0%(a)
4,500,000 PHP	Philippine Government Bond	6.88%		01/10/2029	79,507
POLAND - 4.3%
9,400,000 PLN	Republic of Poland Government Bond	4.50%		07/25/2030	2,624,780
22,075,000 PLN	Republic of Poland Government Bond	1.75%		04/25/2032	5,185,343
31,700,000 PLN	Republic of Poland Government Bond	5.00%		10/25/2034	8,798,837
					16,608,960
ROMANIA - 3.2%
33,360,000 RON	Romania Government Bond	6.30%		04/26/2028	7,657,438
18,900,000 RON	Romania Government Bond	8.00%		04/29/2030	4,572,380
					12,229,818
SINGAPORE - 4.5%
9,100,000 SGD	Singapore Government Bond	2.75%		03/01/2035	7,487,115
12,100,000 SGD	Singapore Government Bond	2.38%		07/01/2039	9,558,606
					17,045,721
SOUTH AFRICA - 10.7%
224,360,000 ZAR	Republic of South Africa Government Bond	8.88%		02/28/2035	14,116,865
243,620,000 ZAR	Republic of South Africa Government Bond	8.50%		01/31/2037	14,591,684
174,400,000 ZAR	Republic of South Africa Government Bond	10.88%		03/31/2038	12,175,251
					40,883,800
THAILAND - 4.0%
55,100,000 THB	Thailand Government Bond	2.40%		11/17/2027	1,791,789
172,450,000 THB	Thailand Government Bond	3.35%		06/17/2033	6,230,152
224,800,000 THB	Thailand Government Bond	1.59%		12/17/2035	7,125,712
					15,147,653
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $289,049,055)				300,857,464
SHORT TERM INVESTMENTS - 4.8%
6,168,668 USD	BlackRock Liquidity FedFund - Institutional	3.66	%(c)		6,168,668
6,168,755 USD	Fidelity Government Portfolio - Institutional	3.67	%(c)		6,168,755
6,169,179 USD	MSILF Government Portfolio - Institutional	3.70	%(c)		6,169,179
	Total Short Term Investments (Cost $18,506,602)				18,506,602
	Total Investments - 98.4% (Cost $364,930,453)				376,116,393
	Other Assets in Excess of Liabilities - 1.6%				5,990,022
	NET ASSETS - 100.0%				$382,106,415

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	78.7%
Foreign Corporate Bonds	14.9%
Short Term Investments	4.8%
Other Assets and Liabilities	1.6%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	78.7%
Finance	14.7%
Short Term Investments	4.8%
Telecommunications	0.1%
Utilities	0.1%
Transportation	0.0	%(a)
Other Assets and Liabilities	1.6%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Mexico	12.2%
South Africa	10.7%
Indonesia	10.0%
Brazil	9.1%
India	8.1%
Peru	6.3%
Poland	5.4%
United States	4.8%
Hungary	4.7%
Malaysia	4.5%
Singapore	4.5%
Czech Republic	4.4%
Thailand	4.0%
Colombia	3.6%
Romania	3.2%
Chile	2.8%
China	0.1%
Philippines	0.0	%(a)
Other Assets and Liabilities	1.6%
Net Assets	100.0%

(a)	Represents less than 0.05% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $30,211,797 or 7.9% of the Fund's net assets.
(c)	Seven-day yield as of period end.

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
USD	United States Dollar

DoubleLine Securitized Credit Fund	(Unaudited)

Schedule of Investments	December 31, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 10.0%
	ALTDE Trust
945,683	Series 2025-1A-B	6.53	%(a)	08/15/2050	955,364
	Apollo Aviation Securitization Equity Trust
408,500	Series 2024-1A-B	6.90	%(a)	05/16/2049	416,181
273,510	Series 2024-2A-B	6.61	%(a)	09/16/2049	276,497
468,912	Series 2025-1A-B	6.58	%(a)	02/16/2050	474,874
	Avant Credit Card Master Trust
650,000	Series 2025-1A-D	5.72	%(a)	04/15/2031	650,602
	Cologix Data Centers US Issuer LLC
1,000,000	Series 2021-1A-A2	3.30	%(a)	12/26/2051	983,208
	Compass Datacenters LLC
500,000	Series 2024-1A-B	7.00	%(a)	02/25/2049	510,709
	DataBank Issuer II LLC
1,000,000	Series 2025-1A-B	5.67	%(a)	09/27/2055	979,644
	DigitalBridge Group, Inc.
500,000	Series 2023-1A-B	5.75	%(a)	09/15/2048	499,573
	Hardee's Funding
491,250	Series 2024-1A-A2	7.25	%(a)	03/20/2054	508,644
	Helios Issuer LLC
527,815	Series 2019-AA-B	4.49	%(a)	06/20/2046	474,448
	Hotwire Funding LLC
1,000,000	Series 2021-1-B	2.66	%(a)	11/20/2051	980,597
	Lunar Structured Aircraft Portfolio Notes
412,724	Series 2021-1-C	5.68	%(a)	10/15/2046	406,247
	Navigator Aircraft ABS Ltd.
990,491	Series 2025-1-B	5.89	%(a)	10/15/2050	991,407
	NBC Funding LLC
500,000	Series 2025-1A-A2	6.21	%(a)	07/30/2055	507,727
	QTS Issuer ABS II LLC
1,000,000	Series 2025-1A-B	5.78	%(a)	10/05/2055	972,350
	SSI ABS Issuer LLC
242,642	Series 2025-1-A	6.15	%(a)	07/25/2065	246,221
	Start Ltd./Bermuda
18,193	Series 2019-1-C	6.41	%(a)	03/15/2044	18,304
	Switch Ltd.
500,000	Series 2024-1A-B	6.50	%(a)	03/25/2054	503,977
750,000	Series 2024-2A-C	10.03	%(a)	06/25/2054	771,302
	Uniti Group LP
500,000	Series 2025-1A-B	6.37	%(a)	04/20/2055	511,952
	Upstart Securitization Trust
810,951	Series 2022-4-B	8.68	%(a)	08/20/2032	813,318
500,000	Series 2025-2-C	6.02	%(a)	06/20/2035	505,181
1,150,000	Series 2025-3-C	5.43	%(a)	09/20/2035	1,143,816
	Willis Lease Finance Corp.
209,950	Series 2020-A-C	6.66	%(a)	03/15/2045	207,846
	Total Asset Backed Obligations (Cost $15,154,034)				15,309,989
COLLATERALIZED LOAN OBLIGATIONS - 11.3%
	Anthelion CLO
500,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.82	%(a)	07/20/2036	501,757
	Apidos CLO
500,000	Series 2024-1A-D1R (3 mo. Term SOFR + 2.70%, 2.70% Floor)	6.83	%(a)	10/25/2038	501,954
	Bain Capital Credit CLO
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.85%, 3.85% Floor)	7.74	%(a)	04/16/2037	507,798
1,000,000	Series 2025-3A-D1 (3 mo. Term SOFR + 2.85%, 2.85% Floor)	7.06	%(a)	07/23/2038	1,009,417

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Benefit Street Partners CLO Ltd.
1,000,000	Series 2025-41A-A (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.62	%(a)	07/25/2038	1,003,293
	Canyon Capital CLO Ltd.
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	10.58	%(a)	04/15/2034	474,705
	Canyon CLO
500,000	Series 2021-3A-ER (3 mo. Term SOFR + 6.00%, 6.00% Floor)	9.90	%(a)	07/15/2034	484,178
	Carlyle Global Market Strategies
500,000	Series 2018-4A-D1R (3 mo. Term SOFR + 3.10%, 3.10% Floor)	6.98	%(a)	10/17/2037	500,389
500,000	Series 2024-2A-D (3 mo. Term SOFR + 3.85%, 3.85% Floor)	7.71	%(a)	04/25/2037	508,180
	CarVal CLO
500,000	Series 2024-1A-B (3 mo. Term SOFR + 2.10%, 2.10% Floor)	5.98	%(a)	04/20/2037	501,633
1,000,000	Series 2024-1A-D (3 mo. Term SOFR + 3.90%, 3.90% Floor)	7.78	%(a)	04/20/2037	1,010,060
	Clover CLO
500,000	Series 2018-1A-A1RR (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.41	%(a)	04/20/2037	501,929
	Elmwood CLO Ltd.
500,000	Series 2024-4A-E (3 mo. Term SOFR + 6.00%, 6.00% Floor)	9.88	%(a)	04/17/2037	502,920
	Empower CLO Ltd.
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.75%, 3.75% Floor)	7.61	%(a)	04/25/2037	507,898
	Generali
500,000	Series 2025-4A-D (3 mo. Term SOFR + 2.80%, 2.80% Floor)	6.77	%(a)	10/20/2038	502,470
	Goldentree Loan Opportunities Ltd.
1,000,000	Series 2022-14A-DR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	6.88	%(a)	07/20/2037	1,003,465
500,000	Series 2024-19A-D (3 mo. Term SOFR + 3.40%, 3.40% Floor)	7.28	%(a)	04/20/2037	501,723
	Harvest US CLO
500,000	Series 2024-1A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	8.38	%(a)	04/18/2037	504,657
	Katayma CLO Ltd.
500,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.53	%(a)	04/20/2037	501,985
500,000	Series 2024-2A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	8.38	%(a)	04/20/2037	502,286
	Octagon Investment Partners Ltd.
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.76%, 6.50% Floor)	10.67	%(a)	04/15/2034	432,737
	Point Au Roche Park CLO
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	10.25	%(a)	07/20/2034	498,713
	Rockford Tower CLO Ltd.
1,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.61%, 1.61% Floor)	5.49	%(a)	04/20/2037	1,004,058
	Rockland Park CLO Ltd.
500,000	Series 2021-1A-A1R (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.18	%(a)	07/20/2038	501,841
	RR Ltd./Cayman Islands
1,000,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	9.97	%(a)	04/15/2036	983,388
	Sound Point CLO Ltd.
500,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	7.62	%(a)	10/25/2034	483,463
1,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 7.12%, 7.12% Floor)	11.01	%(a)	07/20/2034	929,094
500,000	Series 2021-3A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.37	%(a)	10/25/2034	484,208
	Total Collateralized Loan Obligations (Cost $17,446,133)				17,350,199
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 17.8%
	ACRES Commercial Realty Ltd.
370,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)	5.35	%(a)	08/18/2040	371,355
	Arbor Realty Collateralized Loan Obligation Ltd.
450,000	Series 2025-BTR1-A (1 mo. Term SOFR + 1.93%, 1.93% Floor)	5.66	%(a)	01/20/2041	451,976
	Arbor Realty Trust, Inc.
145,420	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.43	%(a)	01/15/2037	145,606
	AREIT Trust
105,355	Series 2023-CRE8-A (1 mo. Term SOFR + 2.11%, 2.11% Floor)	5.85	%(a)	08/17/2041	105,577
	Banc of America Re-Remic Trust
500,000	Series 2015-HAUL-B	4.31	%(a)	07/07/2043	493,921
	BANK
339,360	Series 2019-BN19-A2	2.93%		08/15/2061	324,292

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
350,000	Series 2021-BN34-ASB	2.19%		06/15/2063	332,348
	BANK5 Trust
350,000	Series 2024-5YR9-C	6.42	%(b)	08/15/2057	358,185
190,000	Series 2025-5YR15-D	4.00	%(a)	07/15/2058	167,332
392,000	Series 2025-5YR16-AS	5.75	%(b)	08/15/2063	406,222
500,000	Series 2025-5YR17-AS	5.63	%(b)	11/15/2058	516,107
	BBCMS Trust
11,251,160	Series 2024-5C27-XA	0.82	%(a)(b)(c)	07/15/2057	277,410
500,000	Series 2025-5C37-AS	5.38	%(b)	09/15/2058	510,799
450,000	Series 2025-5C38-B	5.72	%(b)	11/15/2058	463,328
3,580,000	Series 2025-5C38-XA	1.46	%(b)(c)	11/15/2058	221,328
3,179,000	Series 2025-C32-XD	2.31	%(a)(b)(c)	02/15/2062	520,763
	BDS Ltd.
530,000	Series 2025-FL16-C (1 mo. Term SOFR + 2.10%, 2.10% Floor)	6.10	%(a)	07/19/2043	531,433
	Benchmark Mortgage Trust
375,000	Series 2019-B13-A3	2.70%		08/15/2057	355,402
5,607,214	Series 2020-B22-XA	1.49	%(b)(c)	01/15/2054	335,340
100,000	Series 2024-V6-AS	6.38%		03/15/2057	104,610
350,000	Series 2024-V9-A3	5.60%		08/15/2057	363,921
250,000	Series 2025-V16-AS	5.86	%(b)	08/15/2058	260,083
3,940,000	Series 2025-V17-XA	1.51	%(b)(c)	09/15/2058	242,907
384,000	Series 2025-V18-AS	5.59%		10/15/2058	395,897
	BMO Mortgage Trust
250,000	Series 2024-5C6-A3	5.32%		09/15/2057	257,277
390,000	Series 2025-5C10-AS	5.95	%(b)	05/15/2058	405,534
250,000	Series 2025-5C11-D	4.50	%(a)	07/15/2058	223,683
7,581,079	Series 2025-5C11-XA	1.11	%(b)(c)	07/15/2058	342,909
500,000	Series 2025-5C12-AS	5.56%		10/15/2058	513,050
	Bombardier Capital Mortgage Securitization Corp.
500,000	Series 2025-5C6-AS	5.58	%(b)	10/15/2058	515,791
4,447,645	Series 2025-5C6-XA	1.37	%(b)(c)	10/15/2058	247,389
400,000	Series 2025-5C7-B	5.86	%(b)	12/15/2058	412,582
	BPR Trust
200,000	Series 2025-STAR-A	4.95	%(a)(b)	11/05/2042	201,419
	BrightSpire Capital, Inc.
91,247	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.00	%(a)	08/19/2038	91,143
	BSPRT Co.-Issuer LLC
250,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	7.02	%(a)	09/15/2035	250,881
	BSTN Commercial Mortgage Trust
200,000	Series 2025-HUB-A	4.90	%(a)(b)	04/13/2041	201,050
	BX Trust
226,247	Series 2021-ACNT-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.11	%(a)	11/15/2038	226,046
301,000	Series 2021-XL2-B (1 mo. Term SOFR + 1.11%, 1.00% Floor)	4.86	%(a)	10/15/2038	300,945
188,093	Series 2025-ARIA-C	5.52	%(a)(b)	12/13/2042	189,718
	CEDR Commercial Mortgage Trust
350,000	Series 2022-SNAI-A (1 mo. Term SOFR + 0.99%, 0.99% Floor)	4.74	%(a)	02/15/2039	345,388
	Citigroup Commercial Mortgage Trust
270,000	Series 2023-SMRT-B	5.85	%(a)(b)	10/12/2040	276,799
	Commercial Mortgage Pass Through Certificates
350,000	Series 2014-CR14-C	3.55	%(b)	02/10/2047	338,931
500,000	Series 2016-DC2-B	4.66	%(b)	02/10/2049	498,827
	Computershare Corporate Trust
489,610	Series 2019-C50-A4	3.47%		05/15/2052	480,759
2,050,000	Series 2024-C63-XD	2.30	%(a)(b)(c)	08/15/2057	317,733
	Credit Suisse Mortgage Capital Certificates
139,000	Series 2021-B33-A2	3.17	%(a)	10/10/2043	125,139
	CSAIL Commercial Mortgage Trust
367,924	Series 2017-CX9-A4	3.18%		09/15/2050	362,242
	FS RIALTO
126,549	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.07	%(a)	05/16/2038	126,678
194,725	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.10	%(a)	11/16/2036	195,062

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Granite Point Mortgage Trust, Inc.
350,000	Series 2021-FL3-AS (1 mo. Term SOFR + 1.96%, 1.71% Floor)	5.70	%(a)	07/16/2035	350,604
300,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	5.80	%(a)	12/15/2036	298,678
	Greystone Commercial Real Estate Notes
23,691	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	4.88	%(a)	07/15/2039	23,741
281,500	Series 2021-FL3-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.51	%(a)	07/15/2039	281,436
380,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.06	%(a)	07/15/2039	381,130
	GS Mortgage Securities Corp. II
375,000	Series 2013-GC13-B	3.86	%(a)(b)	07/10/2046	364,980
	HGI CRE CLO Ltd.
181,217	Series 2021-FL2-D (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.00	%(a)	09/17/2036	181,709
	JP Morgan Chase Commercial Mortgage Securities
420,000	Series 2015-JP1-AS	4.12	%(b)	01/15/2049	416,215
1,000,000	Series 2019-UES-G	4.45	%(a)(b)	05/05/2032	930,879
	JPMBB Commercial Mortgage Securities Trust
300,000	Series 2014-C23-UH5	4.71	%(a)	09/15/2047	301,286
4,852	Series 2015-C27-A4	3.18%		02/15/2048	4,746
480,953	Series 2015-C30-AS	4.23	%(b)	07/15/2048	471,605
	KREF
227,456	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	4.92	%(a)	02/15/2039	227,929
	LoanCore
170,557	Series 2021-CRE5-AS (1 mo. Term SOFR + 1.86%, 1.86% Floor)	5.61	%(a)	07/15/2036	170,751
30,512	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.16	%(a)	11/15/2038	30,564
	Merit
230,000	Series 2021-STOR-A (1 mo. Term SOFR + 0.81%, 0.70% Floor)	4.57	%(a)	07/15/2038	229,796
	MF1 Multifamily Housing Mortgage Loan Trust
250,000	Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)	5.60	%(a)	10/16/2036	250,279
310,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.16%, 2.05% Floor)	5.90	%(a)	10/16/2036	309,461
248,201	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.88	%(a)	06/19/2037	248,627
300,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	5.47	%(a)	03/19/2039	301,039
250,000	Series 2024-FL15-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.23	%(a)	08/18/2041	250,824
420,000	Series 2025-FL17-E (1 mo. Term SOFR + 3.49%, 3.49% Floor)	7.22	%(a)	02/18/2040	421,817
	Morgan Stanley Bank of America Merrill Lynch Trust
266,514	Series 2012-CKSV-A2	3.28	%(a)	10/15/2030	256,783
300,000	Series 2025-5C2-C	5.74	%(b)	11/15/2058	299,124
	Morgan Stanley Capital I, Inc.
300,000	Series 2016-UB11-AS	2.98%		08/15/2049	296,302
	PFP III Ltd.
298,659	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.27	%(a)	09/17/2039	299,310
	Ready Capital Corp.
273,173	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.05	%(a)	11/25/2036	273,520
450,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.26	%(a)	10/25/2039	452,641
	ROCK Trust
100,000	Series 2024-CNTR-D	7.11	%(a)	11/13/2041	104,963
	SFO Commercial Mortgage Trust
250,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.01	%(a)	05/15/2038	249,643
	SREIT Trust
300,000	Series 2021-MFP2-B (1 mo. Term SOFR + 1.29%, 1.17% Floor)	5.04	%(a)	11/15/2036	299,993
	Starwood Property Trust, Inc.
104,745	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.05	%(a)	04/18/2038	104,880
108,773	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.33	%(a)	11/15/2038	108,909
370,000	Series 2022-FL3-AS (30 day avg SOFR US + 1.80%, 1.80% Floor)	5.78	%(a)	11/15/2038	370,460
400,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	5.93	%(a)	11/15/2038	401,030

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	STDIO Commercial Mortgage Trust
100,000	Series 2025-RLGH-A	5.54	%(a)(b)	09/15/2038	100,374
	TPG Real Estate Finance Issuer Ltd.
250,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.89	%(a)	02/15/2039	250,136
	UBS Commercial Mortgage Trust
422,000	Series 2018-C13-B	4.79	%(b)	10/15/2051	404,532
	VEGAS Trust
115,000	Series 2024-TI-A	5.52	%(a)	11/10/2039	116,619
	VMC Finance LLC
152,304	Series 2021-FL4-B (1 mo. Term SOFR + 1.91%, 1.91% Floor)	5.65	%(a)	06/16/2036	151,271
	Wells Fargo Commercial Mortgage Trust
10,312,498	Series 2025-5C3-XA	0.81	%(b)(c)	01/15/2058	310,007
280,000	Series 2025-VTT-C	5.83	%(a)(b)	03/15/2038	281,411
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $27,388,120)				27,283,121
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 29.6%
	Banco Santander SA
1,200,000	Series 2025-NQM6-B1	6.82	%(a)(b)	11/25/2065	1,202,169
	Credit Suisse Mortgage Capital Certificates
1,372,000	Series 2021-NQM4-B2	4.18	%(a)(b)	05/25/2066	1,072,296
	Cross Mortgage Trust
623,846	Series 2024-H1-A1	6.09	%(a)(d)	12/25/2068	629,237
	Ellington Financial Mortgage Trust
1,195,370	Series 2025-INV5-A3	5.38	%(a)(d)	12/01/2070	1,198,364
1,200,000	Series 2025-INV5-M1	5.84	%(a)(b)	12/01/2070	1,202,219
1,101,502	Series 2025-NQM2-A3	5.95	%(a)(d)	06/25/2070	1,114,047
1,250,000	Series 2025-NQM2-M1A	6.27	%(a)(b)	06/25/2070	1,272,370
1,500,000	Series 2025-NQM5-M1	5.77	%(a)(b)	11/25/2070	1,503,577
	Fannie Mae Connecticut Avenue Securities
1,250,000	Series 2023-R01-1M2 (30 day avg SOFR US + 3.75%, 0.00% Floor)	7.62	%(a)	12/25/2042	1,306,874
1,300,000	Series 2024-R01-1M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	5.67	%(a)	01/25/2044	1,309,393
1,000,000	Series 2024-R02-1B1 (30 day avg SOFR US + 2.50%, 0.00% Floor)	6.37	%(a)	02/25/2044	1,020,168
1,200,000	Series 2024-R03-2M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	5.82	%(a)	03/25/2044	1,207,564
1,250,000	Series 2024-R04-1B1 (30 day avg SOFR US + 2.20%, 0.00% Floor)	6.07	%(a)	05/25/2044	1,263,548
1,500,000	Series 2024-R05-2M2 (30 day avg SOFR US + 1.70%, 0.00% Floor)	5.57	%(a)	07/25/2044	1,506,664
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,200,000	Series 2024-DNA1-M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	5.82	%(a)	02/25/2044	1,213,003
	MFRA Trust
1,193,276	Series 2025-NQM5-A3	5.44	%(a)(d)	11/25/2070	1,203,367
1,200,000	Series 2025-NQM5-M1	5.89	%(a)(b)	11/25/2070	1,209,781
	Onslow Bay Mortgage Loan Trust
618,152	Series 2024-NQM10-A1	6.18	%(a)(d)	05/25/2064	625,965
	Pretium Mortgage Credit Partners LLC
1,093,732	Series 2025-NPL2-A1	5.84	%(a)(d)	03/25/2055	1,097,600
	Progress Residential Trust
1,200,000	Series 2024-SFR2-D	3.40	%(a)(b)	04/17/2041	1,138,828
	PRPM LLC
1,110,023	Series 2025-4-A1	6.18	%(a)(d)	06/25/2030	1,112,961
1,100,000	Series 2025-6-A2	8.33	%(a)(d)	08/25/2028	1,100,666
1,200,000	Series 2025-7-A2	7.45	%(a)(d)	08/25/2030	1,202,865
1,300,000	Series 2025-NQM3-B1	6.94	%(a)(b)	05/25/2070	1,306,137
	SGR Residential Mortgage Trust
1,250,000	Series 2021-1-B2	4.30	%(a)(b)	07/25/2061	937,255
	VCAT Asset Securitization LLC
1,439,294	Series 2025-NPL1-A1	5.88	%(a)(d)	01/25/2055	1,445,458
	Velocity Commercial Capital Loan Trust
143,284	Series 2019-1-M4	4.61	%(a)(b)	03/25/2049	131,524

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
80,290	Series 2019-1-M5	5.70	%(a)(b)	03/25/2049	72,783
122,645	Series 2019-1-M6	6.79	%(a)(b)	03/25/2049	108,462
	Vericrest Opportunity Loan Transferee
114,581	Series 2021-NPL5-A2	8.83	%(a)(d)	03/27/2051	114,689
	Verus Securitization Trust
1,500,000	Series 2021-3-B2	3.96	%(a)(b)	06/25/2066	1,162,705
737,725	Series 2023-1-A1	5.85	%(a)(d)	12/25/2067	735,967
1,500,000	Series 2023-INV1-B2	7.45	%(a)(b)	02/25/2068	1,494,141
1,000,000	Series 2024-1-M1	6.67	%(a)(b)	01/25/2069	1,010,112
1,250,000	Series 2024-6-M1	6.18	%(a)(b)	07/25/2069	1,262,625
1,405,709	Series 2025-10-A2	5.21	%(a)(d)	06/25/2070	1,410,160
1,405,709	Series 2025-10-A3	5.37	%(a)(d)	06/25/2070	1,411,318
1,991,503	Series 2025-11-A3	5.27	%(a)(d)	11/25/2070	1,992,714
500,000	Series 2025-11-B1	6.41	%(a)(b)	11/25/2070	499,057
1,100,000	Series 2025-3-B1	7.51	%(a)(b)	05/25/2070	1,123,411
1,200,000	Series 2025-R2-A3	5.34	%(a)(d)	07/25/2067	1,204,538
1,200,000	Series 2025-R2-M1	5.82	%(a)(b)	07/25/2067	1,210,081
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $46,003,049)				45,346,663
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 24.9%
	Federal Home Loan Mortgage Corp.
1,703,984	Pool SD6509	6.00%		08/01/2054	1,751,966
1,978,011	Pool SL2062	5.50%		07/01/2055	2,038,789
3,159,483	Pool SL2456	5.50%		08/01/2055	3,231,757
2,869,195	Pool SL3050	5.50%		09/01/2055	2,958,462
19,207,000	Series 2021-P010-X	0.91	%(b)(c)	10/25/2029	510,829
938,811	Series 413-F25 (30 day avg SOFR US + 1.15%, 1.15% Floor, 7.00% Cap)	5.02%		05/25/2054	942,187
1,019,124	Series 5004-LS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.16	%(c)(e)	07/25/2050	126,223
7,102,355	Series 5038-IQ	2.50	%(c)	10/25/2050	1,082,023
3,503,206	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	%(c)(e)	06/25/2051	5,078
3,158,878	Series 5127-AI	3.00	%(c)	06/25/2051	553,549
3,340,879	Series 5166-DI	3.00	%(c)	09/15/2048	402,431
2,574,068	Series 5547-QI	3.00	%(c)	04/25/2051	457,447
1,875,162	Series 5596-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	5.07%		11/25/2055	1,877,899
	Federal National Mortgage Association
908,283	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.16	%(c)(e)	08/25/2050	111,122
2,919,954	Series 2020-75-WI	2.50	%(c)	11/25/2050	495,952
1,131,485	Series 2020-77-S (-1 x 30 day avg SOFR US + 4.15%, 0.00% Floor, 4.15% Cap)	0.28	%(c)(e)	11/25/2050	50,565
3,467,052	Series 2020-80-IB	2.50	%(c)	11/25/2050	555,760
892,491	Series 2020-M10-X2	1.72	%(b)(c)	12/25/2030	50,794
3,386,260	Series 2021-20-PI	2.50	%(c)	04/25/2051	534,769
2,820,150	Series 2021-3-MI	3.50	%(c)	02/25/2051	546,314
1,821,967	Series 2021-43-IO	2.50	%(c)	06/25/2051	284,333
3,697,368	Series 2021-85-IN	2.50	%(c)	02/25/2050	600,574
3,603,389	Series 2024-22-IE	2.50	%(c)	11/25/2050	572,603
422,233	Series 2024-32-IO	2.50	%(c)	04/25/2051	64,316
5,247,054	Series 437-C2	1.50	%(c)	03/25/2052	497,794
	Government National Mortgage Association
1,089,167	Series 2015-124-AF (1 mo. Term SOFR + 0.36%, 0.25% Floor, 6.50% Cap)	4.10%		09/20/2045	1,063,603
1,852,895	Series 2020-138-IL	3.50	%(c)	09/20/2050	357,209
1,421,773	Series 2020-142-SD (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(c)(e)	09/20/2050	194,148
2,654,945	Series 2020-151-TI	2.50	%(c)	10/20/2050	379,366
3,740,761	Series 2020-167-DI	2.50	%(c)	11/20/2050	505,854
3,520,326	Series 2020-173-AI	2.50	%(c)	11/20/2050	522,219

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
843,988	Series 2020-189-SP (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(c)(e)	12/20/2050	118,101
1,878,406	Series 2020-196-DI	2.50	%(c)	12/20/2050	260,901
3,079,653	Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	%(c)(e)	07/20/2051	27,479
2,257,113	Series 2021-15-PI	3.00	%(c)	01/20/2051	359,296
2,087,485	Series 2021-189-IO	0.88	%(b)(c)	06/16/2061	131,240
2,336,056	Series 2021-2-IO	0.88	%(b)(c)	06/16/2063	148,588
2,555,613	Series 2021-46-ES (-1 x 1 mo. Term SOFR + 2.69%, 0.00% Floor, 2.80% Cap)	0.00	%(c)(e)	03/20/2051	7,705
3,675,982	Series 2021-59-S (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	%(c)(e)	04/20/2051	10,906
3,248,649	Series 2021-80-IO	0.90	%(b)(c)	12/16/2062	222,271
1,349,113	Series 2021-98-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.45	%(c)(e)	06/20/2051	163,851
4,073,546	Series 2022-105-IO	2.50	%(c)	06/20/2051	601,674
25,840,391	Series 2022-109-IO	0.62	%(b)(c)	08/16/2064	1,350,465
840,138	Series 2022-112-AI	2.50	%(c)	10/20/2050	128,344
21,859,446	Series 2022-13-IO	0.83	%(b)(c)	01/16/2063	1,344,448
21,873,349	Series 2022-21-IO	0.78	%(b)(c)	10/16/2063	1,341,643
374,312	Series 2022-218-IB	3.00	%(c)	07/20/2050	60,197
18,060,800	Series 2022-67-IO	0.90	%(b)(c)	08/16/2063	1,331,334
30,393,256	Series 2022-77-IO	0.51	%(b)(c)	09/16/2063	1,386,522
3,947,695	Series 2022-83-IO	2.50	%(c)	11/20/2051	565,870
3,039,434	Series 2023-19-GI	3.00	%(c)	11/20/2051	438,021
2,181,309	Series 2023-79-JI	2.50	%(c)	02/20/2051	302,280
1,691,286	Series 2024-13-IA	3.00	%(c)	05/20/2051	276,990
8,120,033	Series 2024-156-IA	0.87	%(b)(c)	07/16/2066	567,506
3,593,433	Series 2024-158-IO	1.08	%(b)(c)	12/16/2065	281,432
1,218,220	Series 2024-170-AI	0.76	%(b)(c)	10/16/2065	75,604
674,022	Series 2024-170-IO	1.00	%(b)(c)	03/16/2066	49,949
2,780,388	Series 2024-24-DI	3.50	%(c)	11/20/2051	501,415
3,301,921	Series 2024-6-BI	3.00	%(c)	12/20/2051	509,904
2,318,981	Series 2025-100-FD (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.27%		05/20/2055	2,338,019
	Total US Government and Agency Mortgage Backed Obligations (Cost $38,901,067)				38,227,890
SHORT TERM INVESTMENTS - 6.6%
3,360,727	First American Government Obligations Fund - U	3.69	%(f)		3,360,727
3,360,728	JPMorgan US Government Money Market Fund - IM	3.72	%(f)		3,360,728
3,360,728	MSILF Government Portfolio - Institutional	3.70	%(f)		3,360,728
	Total Short Term Investments (Cost $10,082,183)				10,082,183
	Total Investments - 100.2%(g) (Cost $154,974,586)				153,600,045
	Other Liabilities in Excess of Assets - (0.2)%				(296,177)
	NET ASSETS - 100.0%				$153,303,868

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	29.6%
US Government and Agency Mortgage Backed Obligations	24.9%
Non-Agency Commercial Mortgage Backed Obligations	17.8%
Collateralized Loan Obligations	11.3%
Asset Backed Obligations	10.0%
Short Term Investments	6.6%
Other Assets and Liabilities	(0.2)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of December 31, 2025, the value of these securities total $93,521,381 or 61.0% of the Fund's net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Interest only security
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(f)	Seven-day yield as of period end.
(g)	99.0% of the total investments are based in the United States.

SOFR	Secured Overnight Financing Rate

Notes to Schedule of Investments

December 31, 2025 (Unaudited)

1. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, "Financial Services— Investment Companies," by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among data (collectively referred to as “standard inputs”) comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$1,146,407,433	$288,578,236	$6,442,483	$116,241,514	$8,602,351	$169,467,542
Affiliated Mutual Funds	–	592,325,847	–	–	–	–
Total Level 1	1,146,407,433	880,904,083	6,442,483	116,241,514	8,602,351	169,467,542
Level 2
US Government and Agency Mortgage Backed Obligations	14,688,696,817	1,486,439,406	–	327,538,119	–	154,791,827
Non-Agency Residential Collateralized Mortgage Obligations	7,415,764,283	687,281,532	–	917,315,283	–	429,857,394
Non-Agency Commercial Mortgage Backed Obligations	2,461,884,148	330,064,980	–	845,389,282	–	381,877,954
Asset Backed Obligations	1,719,799,191	198,543,298	–	480,424,237	–	242,826,754
US Government and Agency Obligations	1,665,677,017	1,315,042,698	–	1,647,164,085	–	826,904,742
Collateralized Loan Obligations	1,347,423,166	189,567,731	–	725,676,510	–	408,367,493
Short Term Investments	297,964,212	–	–	–	–	–
US Corporate Bonds	–	1,007,876,382	–	712,525,946	5,506,301	356,181,958
Foreign Corporate Bonds	–	366,992,377	256,480,154	405,704,872	372,401	128,360,683
Bank Loans	–	159,717,906	–	–	93,696,429	64,700,666
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	–	64,616,118	111,348,207	138,244,917	–	20,649,191
Escrow Notes	–	47,250	45,500	–	–	–
Total Level 2	29,597,208,834	5,806,189,678	367,873,861	6,199,983,251	99,575,131	3,014,518,662
Level 3
US Government and Agency Mortgage Backed Obligations	45,940,048	–	–	–	–	–
Asset Backed Obligations	26,054,448	5,854,431	–	5,058,188	–	–
Common Stocks	–	221,262	–	–	57,762	–
Foreign Corporate Bonds	–	40,926	72,662	29,291	–	13,323
Total Level 3	71,994,496	6,116,619	72,662	5,087,479	57,762	13,323
Total	30,815,610,763	6,693,210,380	374,389,006	6,321,312,244	108,235,244	3,183,999,527
Other Financial Instruments
Level 1
Futures	17,275,434	3,202,803	–	–	–	–
Total Level 1	17,275,434	3,202,803	–	–	–	–
Level 2
Unfunded Commitments	–	4,142	–	–	2,511	–
Excess Return Swaps	–	–	–	–	–	44,431,507
Total Level 2	–	–	–	–	–	44,431,507
Level 3	–	–	–	–	–	–
Total	$17,275,434	$3,206,945	$–	$–	$2,511	$44,431,507

See the Schedule of Investments for further disaggregation of investment categories.

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Select Income Fund
Investments in Securities
Level 1
Affiliated Mutual Funds	$68,644,246	$–	$–	$–	$–	$–
Short Term Investments	55,871,065	2,673,274	1,058,229	4,181,606	9,891,943	7,138,041
Total Level 1	124,515,311	2,673,274	1,058,229	4,181,606	9,891,943	7,138,041
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	247,776,931	–	–	–	–	–
Collateralized Loan Obligations	174,403,259	–	–	–	–	–
US Government and Agency Mortgage Backed Obligations	172,045,246	–	52,873,403	–	–	–
Non-Agency Commercial Mortgage Backed Obligations	161,130,442	–	–	–	–	–
Bank Loans	135,647,515	–	–	–	–	–
Asset Backed Obligations	82,279,176	–	–	–	–	178,648,976
Short Term Investments	81,958,905	–	–	63,622,787	–	–
Foreign Corporate Bonds	60,047,237	82,616,043	–	–	–	7,222,705
US Corporate Bonds	55,714,879	–	–	–	–	144,560,775
US Government and Agency Obligations	40,621,112	–	–	–	97,866,776	4,085,313
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	22,114,078	37,701,809	–	–	134,394,189	2,718,605
Escrow Notes	5,250	–	–	–	–	–
Foreign Government Note/Bond	–	–	–	–	5,906,133	–
Total Level 2	1,233,744,030	120,317,852	52,873,403	63,622,787	238,167,098	337,236,374
Level 3
Common Stocks	101,294	–	–	–	–	–
Foreign Corporate Bonds	10,016	8,614	–	–	–	1,676,820
US Corporate Bonds	–	–	–	–	–	5,497,632
Asset Backed Obligations	–	–	–	–	–	5,027,404
Total Level 3	111,310	8,614	–	–	–	12,201,856
Total	1,358,370,651	122,999,740	53,931,632	67,804,393	248,059,041	356,576,271
Other Financial Instruments
Level 1
Futures	–	–	(242,474)	–	–	–
Total Level 1	–	–	(242,474)	–	–	–
Level 2
Unfunded Commitments	3,226	–	–	–	–	–
Excess Return Swaps	–	–	–	504,110	–	–
Forward Currency Exchange Contracts	–	–	–	–	6,972	–
Total Level 2	–	–	–	504,110	6,972	–
Level 3	–	–	–	–	–	–
Total	$3,226	$–	$(242,474)	$504,110	$6,972	$–

See the Schedule of Investments for further disaggregation of investment categories.

Category	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund	DoubleLine Securitized Credit Fund
Investments in Securities
Level 1
Short Term Investments	$1,274,943	$18,506,602	$10,082,183
Affiliated Mutual Funds	647,048	–	–
Total Level 1	1,921,991	18,506,602	10,082,183
Level 2
US Government and Agency Obligations	5,662,803	–	–
Non-Agency Residential Collateralized Mortgage Obligations	4,459,969	–	45,346,663
Collateralized Loan Obligations	4,020,067	–	17,350,199
US Corporate Bonds	3,974,719	–	–
Non-Agency Commercial Mortgage Backed Obligations	3,843,003	–	27,283,121
Asset Backed Obligations	2,115,831	–	15,309,989
US Government and Agency Mortgage Backed Obligations	1,347,965	–	38,227,890
Foreign Corporate Bonds	401,656	56,752,327	–
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	–	300,857,464	–
Total Level 2	25,826,013	357,609,791	143,517,862
Level 3	–	–	–
Total	27,748,004	376,116,393	153,600,045
Other Financial Instruments
Level 2
Excess Return Swaps	2,529,104	–	–
Forward Currency Exchange Contracts	1,144,757	–	–
Total Level 2	3,673,861	–	–
Level 3	–	–	–
Total	$3,673,861	$–	$–

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Select Income Fund	Fair Value as of March 31, 2025	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2025	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2025 (c)
Investments in Securities
Corporate Bonds	$5,154,000	$(1,221)	$(34,987)	$(160)	$505,000	$(125,000)	$–	$–	$5,497,632	$(53,000)
Asset Backed Obligations	–	–	32,404	–	4,995,000	–	–	–	5,027,404	–
Foreign Corporate Bonds	2,474,761	3,159	(86,050)	5,385	–	(720,435)	–	–	1,676,820	(96,273)
Total	$7,628,761	$1,938	$(88,633)	$5,225	$5,500,000	$(845,435)	$–	$–	$12,201,856	$(149,273)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2025 may be due to a security that was not held or categorized as Level 3 at either period end.
(d)	Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Select Income Fund	Fair Value as of December 31, 2025	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Corporate Bonds	$5,497,632	Market Comparables	Market Quotes	$102.02 - $105.77 ($102.29)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$5,027,404	Market Comparables	Market Quotes	$100.55 ($100.55)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,676,820	Market Comparables	Market Quotes	$94.66 ($94.66)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)    Unobservable inputs were weighted by the relative fair value of the instruments.